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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05629

Voya Investors Trust (formerly ING Investors Trust)

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd. Suite 100, Scottsdale, AZ 85258

(Address of principal executive offices)      (Zip code)

CT Corporation System, 101 Federal Street, Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:    December 31

Date of reporting period:    January 1, 2014 to June 30, 2014

Item 1. Reports to Stockholders.

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1):

Semi-Annual Report

June 30, 2014

Classes ADV, I, S and S2

Voya Investors Trust

■	Voya Global Resources Portfolio (formerly, ING Global Resources Portfolio)
■	Voya Liquid Assets Portfolio (formerly, ING Liquid Assets Portfolio)
■	VY BlackRock Health Sciences Opportunities Portfolio (formerly, ING BlackRock Health Sciences Opportunities Portfolio)
■	VY Clarion Global Real Estate Portfolio (formerly, ING Clarion Global Real Estate Portfolio)
■	VY FMRSM Diversified Mid Cap Portfolio (formerly, ING FMRSM Diversified Mid Cap Portfolio)
■	VY Invesco Growth and Income Portfolio (formerly, ING Invesco Growth and Income Portfolio)
■	VY JPMorgan Emerging Markets Equity Portfolio (formerly, ING JPMorgan Emerging Markets Equity Portfolio)
■	VY Marsico Growth Portfolio (formerly, ING Marsico Growth Portfolio)
■	VY MFS Total Return Portfolio (formerly, ING MFS Total Return Portfolio)
■	VY MFS Utilities Portfolio (formerly, ING MFS Utilities Portfolio)
■	VY Morgan Stanley Global Franchise Portfolio (formerly, ING Morgan Stanley Global Franchise Portfolio)
■	VY T. Rowe Price Capital Appreciation Portfolio (formerly, ING T. Rowe Price Capital Appreciation Portfolio)
■	VY T. Rowe Price Equity Income Portfolio (formerly, ING T. Rowe Price Equity Income Portfolio)
■	VY T. Rowe Price International Stock Portfolio (formerly, ING T. Rowe Price International Stock Portfolio)

This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

INVESTMENT MANAGEMENT
voyainvestments.com	VoyaTM Investment Management was formerly ING U.S. Investment Management

PROXY VOTING INFORMATION

A description of the policies and procedures that the Portfolios use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the Portfolios’ website at www.voyainvestments.com; and (3) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Portfolios voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Portfolios’ website at www.voyainvestments.com and on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Portfolios file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This report contains a summary portfolio of investments for certain Portfolios. The Portfolios’ Forms N-Q are available on the SEC’s website at www.sec.gov. The Portfolios’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The Portfolios’ Forms N-Q, as well as a complete portfolio of investments, are available without charge upon request from the Portfolios by calling Shareholder Services toll-free at (800) 992-0180.

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PRESIDENT’S LETTER

Luck and Skill

Dear Shareholder,

Earlier this month many of us were caught up in the excitement of the World Cup, soccer’s premier tournament. They say that soccer teaches you about life, and that is certainly true in at least one respect: the big part that luck can play in the outcome. During the World Cup, a New York Times article examined the role of luck in soccer matches, noting that the game’s combination of low scores, fluke goals and numerous ties makes it the least predictable of the major sports.1 A survey of the research literature concluded that the outcome of a soccer match was about half skill and half luck.

What does this have to do with investing? Many investors tend to overlook the part luck plays in their investment results, giving themselves too much credit for skill. This is especially true in a bull market, when the market’s upward trend may disguise the effect of discretionary investment decisions. In assessing their performance, professional investors distinguish alpha — the return component due to manager skill — from beta — the return component due to market moves. While investors may benefit from both alpha and beta, the existence of beta reminds us that it isn’t all under our own control. We should take our successes with a touch of humility, mindful of the assist our skills have gotten from good fortune.

But if good fortune can be random, so can bad fortune. How do you set your course to allow for the unpredictable effects of good or ill winds? In our view, the best way is to minimize the opportunities for randomness to enter the picture — keep your portfolio fully invested and well diversified, and avoid the temptation to time the market. Keep your focus on your long-term goals and promptly inform your financial advisor should these goals change. Before taking action, thoroughly discuss any contemplated portfolio changes with your advisor.

On May 1, 2014, ING U.S. Investment Management changed its name to Voya Investment Management. Our new name reminds us that a secure financial future is about more than just reaching a destination — it’s about positive experiences along the way. It’s also about continuity: there will be no changes in terms of investment processes or the services we provide to you, our clients. As part of the transition to our new name, we are building upon our commitment to be a reliable partner committed to reliable investing.

We appreciate your continued confidence in us, and we look forward to serving your investment needs in the future.

Sincerely,

Shaun Mathews

Executive Vice President

Voya Family of Funds

July 28, 2014

The views expressed in the President’s Letter reflect those of the President as of the date of the letter. Any such views are subject to change at any time based upon market or other conditions and the Voya mutual funds disclaim any responsibility to update such views. These views may not be relied on as investment advice and because investment decisions for a Voya mutual fund are based on numerous factors, may not be relied on as an indication of investment intent on behalf of any Voya mutual fund. Reference to specific company securities should not be construed as recommendations or investment advice.

International investing poses special risks including currency fluctuation, economic and political risks not found in investments that are solely domestic.

1    “Soccer, a Beautiful Game of Chance,” by John Tierney, New York Times, July 7, 2014.

1

MARKET PERSPECTIVE: SIX MONTHS ENDED JUNE 30, 2014

Global equities, in the form of the MSCI World IndexSM (the “Index”) measured in local currencies, including net reinvested dividends ended 2013 at a record high. Investor sentiment had evidently reconciled itself to the tapering of the U.S. Federal Reserve Board’s (“Fed’s”) $85 billion of monthly Treasury and mortgage-backed securities purchases. The Fed’s December 18 announcement of a reduction in purchases to $75 billion per month with more to come was taken in stride. There was still plenty to worry about however, and in the first month of 2014 the Index slumped before recovering to end up 5.48% for the first half of the fiscal year. (The Index returned 6.18% for the six-months ended June 30, 2014, measured in U.S. dollars.)

It did not take long for worries about a flagging U.S. economy to resurface. A disappointingly weak employment report on January 10 showed only 74,000 jobs created in December, the lowest in nearly three years. A decline in the unemployment rate to 6.7% was partly due to large numbers of unemployed people leaving the workforce, while the labor participation rate equaled the lowest since March of 1978.

A cold and snowy winter was thought to be depressing hiring and other key statistics like durable goods orders and home sales. Nonetheless, in late January, Fed Chairman Bernanke, in an official capacity for the last time, announced a further $10 billion reduction in monthly purchases. Global equities markets were falling.

The Index reached its low point on February 3, down almost exactly 5% in 2014. Yet it took only 18 days to erase the loss and reclaim a small gain despite new political turmoil that flared in Eastern Europe as Russia annexed Crimea after the president of Ukraine was deposed.

It was not as if the news suddenly improved; it remained mostly poor into March. What was becoming clear, however was that it was indeed weather-related and could therefore be expected to be temporary. The Fed confirmed as much on February 14. The same week new Fed Chair Janet Yellen stressed the “continuity” of accommodative monetary policy and later confirmed that such a policy would remain in place for “some time.”

The April, May and June employment reports were significantly better, showing a monthly average of 234,000 jobs created. Retail sales, industrial production and home sales all rebounded strongly, although the pace of home price increases was moderating. Purchasing managers’ activity indices were on the rise. The Fed continued to taper without hesitation and by the end of June the pace of bond purchases had fallen to $35 billion per month.

The main outlier was gross domestic product (“GDP”). First quarter GDP growth was initially announced on April 30 as a scant 0.1% annualized. One month later it was revised down to a fall of 1.0%. And on June 25 it was further revised down to 2.9%, the worst since the first quarter of 2009. But such was the state of sentiment that markets seemed to shrug it off as the encapsulation of a weather-driven anomaly, now fading into memory.

In U.S. fixed income markets, the Barclays U.S. Aggregate Bond Index (“Barclays Aggregate”) of investment grade bonds added 3.93% in the six months through June. The Barclays Long Term U.S. Treasury sub-index, having dropped 12.66% in the previous fiscal year, bounced back to soar 12.14%. The over-all Barclay’s U.S. Treasury Bond sub-index only returned 2.72%: evidence of a flattening Treasury yield curve. The Barclays U.S. Corporate Investment Grade Bond sub-index gained 5.68% and interestingly did a little better than the Barclays High Yield Bond — 2% Issuer Constrained Composite Index (not a part of the Barclays Aggregate) which added 5.46%.

U.S. equities, represented by the S&P 500® Index including dividends, advanced 7.14% in the first half of the fiscal year, closing just off an all-time high. This represented the sixth straight calendar quarter of positive returns, a sequence not seen since 1998. Utilities was the best performing sector with a gain of 18.65%, followed at some distance by energy, 12.98%. The worst were consumer discretionary which managed only 0.60% and industrials 4.00%. Record operating earnings per share for S&P 500® companies in the fourth quarter of 2013, supported by low interest rates and slow wage growth, slipped by just about 3% in the next quarter.

In currencies, the dollar edged up only 0.37% against the euro over the six months, despite the political trouble in Ukraine and European Central Bank President Draghi’s embrace of the idea of quantitative easing for the euro zone. The dollar lost 3.21% to the pound as the UK’s strong recovery story remained largely intact. The dollar fell 3.78% against the yen, with the effectiveness of the Bank of Japan’s own quantitative easing as a means of weakening the currency increasingly in doubt.

In international markets, the MSCI Japan® Index lost 2.96% for the fiscal half year, (despite a 4.8% bounce in June). The government’s fiscal and monetary stimulus seemed to be fading, while Prime Minister Abe’s reform-based “third arrow” of economic policy was criticized as lacking definition. The MSCI Europe ex UK® Index gained 6.37%, with strength in banks, pharmaceuticals, utilities and the peripheral markets of Italy and Spain. The euro zone reported its fourth straight quarter of GDP growth; the total however amounted to less than 1%, while unemployment was still stubbornly high at 11.6%. The MSCI UK® Index rose a rather disappointing 1.88%. Stocks were held back by lagging banks, miners and telecoms. GDP in the first quarter of 2014 grew by 3.1% from a year earlier, while unemployment continued to fall, but concerns persisted about a housing price bubble and overstretched consumers.

All indices are unmanaged and investors cannot invest directly in an index. Past performance does not guarantee future results. The performance quoted represents past performance. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. The Portfolios’ performance is subject to change since the period’s end and may be lower or higher than the performance data shown. Please call (800) 992-0180 or log on to www.voyainvestments.com to obtain performance data current to the most recent month end.

Market Perspective reflects the views of Voya Investment Management’s Chief Investment Risk Officer only through the end of the period, and is subject to change based on market and other conditions.

2

BENCHMARK DESCRIPTIONS

Index	Description
Barclays High Yield Bond — 2% Issuer Constrained Composite Index	An unmanaged index that includes all fixed-income securities having a maximum quality rating of Ba1, a minimum amount outstanding of $150 million, and at least one year to maturity.
Barclays Long Term U.S. Treasury Index	The Index includes all publicly issued, U.S. Treasury securities that have a remaining maturity of 10 or more years, are rated investment grade, and have $250 million or more of outstanding face value.
Barclays U.S. Aggregate Bond Index	An unmanaged index of publicly issued investment grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.
Barclays U.S. Corporate Investment Grade Bond Index	The corporate component of the Barclays Capital U.S. Credit Index. The U.S. Credit Index includes publicly-issued U.S. corporate and specified foreign debentures and secured notes that meet the specified maturity, liquidity, and quality requirements. The index includes both corporate and non-corporate sectors. The corporate sectors are industrial, utility and finance, which includes both U.S. and non-U.S. corporations.
Barclays U.S. Treasury Bond Index	A market capitalization-weighted index that measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of one year or more.
MSCI Europe ex UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Europe, excluding the UK.
MSCI Japan® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan.
MSCI UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in the UK.
MSCI World IndexSM	An unmanaged index that measures the performance of over 1,400 securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand and the Far East.
S&P 500® Index	An unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

3

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED)

As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs, including redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Portfolio expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in each class of a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2014 to June 30, 2014. The Portfolios’ expenses are shown without the imposition of any charges which are, or may be, imposed under your variable annuity contract, variable life insurance policy, qualified pension, or retirement plan. Expenses would have been higher if such charges were included.

Actual Expenses

The left section of the table shown below, “Actual Portfolio Return,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The right section of the table shown below, “Hypothetical (5% return before expenses),” provides information about hypothetical account values and hypothetical expenses based on a Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Portfolio and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the hypothetical lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Portfolio Return				Hypothetical (5% return before expenses)
	Beginning Account Value January 1, 2014	Ending Account Value June 30, 2014	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2014*	Beginning Account Value January 1, 2014	Ending Account Value June 30, 2014	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2014*
Voya Global Resources Portfolio
Class ADV	$1,000.00	$1,177.90	1.24%	$6.70	$1,000.00	$1,018.65	1.24%	$6.21
Class I	1,000.00	1,181.60	0.64	3.46	1,000.00	1,021.62	0.64	3.21
Class S	1,000.00	1,180.00	0.89	4.81	1,000.00	1,020.38	0.89	4.46
Class S2	1,000.00	1,179.30	1.04	5.62	1,000.00	1,019.64	1.04	5.21
Voya Liquid Assets Portfolio
Class I	$1,000.00	$1,000.00	0.18%	$0.89	$1,000.00	$1,023.90	0.18%	$0.90
Class S	1,000.00	1,000.00	0.18	0.89	1,000.00	1,023.90	0.18	0.90
Class S2	1,000.00	1,000.00	0.18	0.89	1,000.00	1,023.90	0.18	0.90
VY BlackRock Health Sciences Opportunities Portfolio
Class ADV	$1,000.00	$1,108.50	1.35%	$7.06	$1,000.00	$1,018.10	1.35%	$6.76
Class I	1,000.00	1,112.70	0.75	3.93	1,000.00	1,021.08	0.75	3.76
Class S	1,000.00	1,111.00	1.00	5.23	1,000.00	1,019.84	1.00	5.01

*	Expenses are equal to each Portfolio’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half-year.

4

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED) (CONTINUED)

	Actual Portfolio Return				Hypothetical (5% return before expenses)
	Beginning Account Value January 1, 2014	Ending Account Value June 30, 2014	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2014*	Beginning Account Value January 1, 2014	Ending Account Value June 30, 2014	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2014*
VY Clarion Global Real Estate Portfolio
Class ADV	$1,000.00	$1,114.80	1.49%	$7.81	$1,000.00	$1,017.41	1.49%	$7.45
Class I	1,000.00	1,117.70	0.89	4.67	1,000.00	1,020.38	0.89	4.46
Class S	1,000.00	1,116.50	1.14	5.98	1,000.00	1,019.14	1.14	5.71
Class S2	1,000.00	1,115.00	1.29	6.76	1,000.00	1,018.40	1.29	6.46
VY FMRSM Diversified Mid Cap Portfolio
Class ADV	$1,000.00	$1,048.00	1.24%	$6.30	$1,000.00	$1,018.65	1.24%	$6.21
Class I	1,000.00	1,051.20	0.64	3.25	1,000.00	1,021.62	0.64	3.21
Class S	1,000.00	1,050.10	0.89	4.52	1,000.00	1,020.38	0.89	4.46
Class S2	1,000.00	1,049.40	1.04	5.28	1,000.00	1,019.64	1.04	5.21
VY Invesco Growth and Income Portfolio
Class ADV	$1,000.00	$1,066.60	1.24%	$6.35	$1,000.00	$1,018.65	1.24%	$6.21
Class I	1,000.00	1,069.80	0.64	3.28	1,000.00	1,021.62	0.64	3.21
Class S	1,000.00	1,068.60	0.89	4.56	1,000.00	1,020.38	0.89	4.46
Class S2	1,000.00	1,067.70	1.04	5.33	1,000.00	1,019.64	1.04	5.21
VY JPMorgan Emerging Markets Equity Portfolio
Class ADV	$1,000.00	$1,083.70	1.86%	$9.61	$1,000.00	$1,015.57	1.86%	$9.30
Class I	1,000.00	1,086.90	1.26	6.52	1,000.00	1,018.55	1.26	6.31
Class S	1,000.00	1,085.80	1.51	7.81	1,000.00	1,017.31	1.51	7.55
Class S2	1,000.00	1,085.10	1.66	8.58	1,000.00	1,016.56	1.66	8.30
VY Marsico Growth Portfolio
Class ADV	$1,000.00	$1,045.10	1.43%	$7.25	$1,000.00	$1,017.70	1.43%	$7.15
Class I	1,000.00	1,048.00	0.83	4.21	1,000.00	1,020.68	0.83	4.16
Class S	1,000.00	1,047.00	1.08	5.48	1,000.00	1,019.44	1.08	5.41
Class S2	1,000.00	1,045.70	1.23	6.24	1,000.00	1,018.70	1.23	6.16
VY MFS Total Return Portfolio
Class ADV	$1,000.00	$1,050.20	1.31%	$6.66	$1,000.00	$1,018.30	1.31%	$6.56
Class I	1,000.00	1,052.90	0.71	3.61	1,000.00	1,021.27	0.71	3.56
Class S	1,000.00	1,051.80	0.96	4.88	1,000.00	1,020.03	0.96	4.81
Class S2	1,000.00	1,050.60	1.11	5.64	1,000.00	1,019.29	1.11	5.56
VY MFS Utilities Portfolio
Class ADV	$1,000.00	$1,167.60	1.37%	$7.36	$1,000.00	$1,018.00	1.37%	$6.85
Class I	1,000.00	1,171.40	0.77	4.15	1,000.00	1,020.98	0.77	3.86
Class S	1,000.00	1,170.30	1.02	5.49	1,000.00	1,019.74	1.02	5.11
Class S2	1,000.00	1,169.00	1.17	6.29	1,000.00	1,018.99	1.17	5.86
VY Morgan Stanley Global Franchise Portfolio
Class ADV	$1,000.00	$1,049.60	1.56%	$7.93	$1,000.00	$1,017.06	1.56%	$7.80
Class S	1,000.00	1,051.80	1.21	6.16	1,000.00	1,018.79	1.21	6.06
Class S2	1,000.00	1,051.00	1.36	6.92	1,000.00	1,018.05	1.36	6.80

*	Expenses are equal to each Portfolio’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half-year.

5

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED) (CONTINUED)

	Actual Portfolio Return				Hypothetical (5% return before expenses)
	Beginning Account Value January 1, 2014	Ending Account Value June 30, 2014	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2014*	Beginning Account Value January 1, 2014	Ending Account Value June 30, 2014	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2014*
VY T. Rowe Price Capital Appreciation Portfolio
Class ADV	$1,000.00	$1,067.60	1.24%	$6.36	$1,000.00	$1,018.65	1.24%	$6.21
Class I	1,000.00	1,070.90	0.64	3.29	1,000.00	1,021.62	0.64	3.21
Class S	1,000.00	1,069.80	0.89	4.57	1,000.00	1,020.38	0.89	4.46
Class S2	1,000.00	1,069.10	1.04	5.34	1,000.00	1,019.64	1.04	5.21
VY T. Rowe Price Equity Income Portfolio
Class ADV	$1,000.00	$1,059.60	1.24%	$6.33	$1,000.00	$1,018.65	1.24%	$6.21
Class I	1,000.00	1,063.20	0.64	3.27	1,000.00	1,021.62	0.64	3.21
Class S	1,000.00	1,061.30	0.89	4.55	1,000.00	1,020.38	0.89	4.46
Class S2	1,000.00	1,060.60	1.04	5.31	1,000.00	1,019.64	1.04	5.21
VY T. Rowe Price International Stock Portfolio
Class ADV	$1,000.00	$1,053.50	1.35%	$6.87	$1,000.00	$1,018.10	1.35%	$6.76
Class I	1,000.00	1,057.30	0.75	3.83	1,000.00	1,021.08	0.75	3.76
Class S	1,000.00	1,055.20	1.00	5.10	1,000.00	1,019.84	1.00	5.01

*	Expenses are equal to each Portfolio’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half-year.

6

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2014 (UNAUDITED)

	Voya Global Resources Portfolio	Voya Liquid Assets Portfolio	VY BlackRock Health Sciences Opportunities Portfolio	VY Clarion Global Real Estate Portfolio
ASSETS:
Investments in securities at fair value+*	$782,626,635	$—	$449,477,761	$352,036,321
Short-term investments at fair value**	22,699,413	—	12,079,443	3,533,073
Total investments at fair value	$805,326,048	$—	$461,557,204	$355,569,394
Short-term investments at amortized cost	—	1,055,835,083	—	—
Cash	732	—	—	—
Cash pledged as collateral for OTC derivatives (Note 2)	—	—	3,878,963	—
Foreign currencies at value***	180,082	—	310,200	140,082
Receivables:
Investment securities sold	1,781,194	64,748,936	675,904	876,102
Fund shares sold	101,884	710,166	32,589	32,054
Dividends	855,470	128	280,775	1,539,885
Interest	—	540,392	—	—
Foreign tax reclaims	—	—	290,904	37,935
Unrealized appreciation on forward foreign currency contracts	—	—	155,551	—
Prepaid expenses	—	—	—	1,308
Reimbursement due from manager	—	—	—	23,429
Other assets	17,237	33,951	4,777	7,301
Total assets	808,262,647	1,121,868,656	467,186,867	358,227,490

LIABILITIES:
Payable for investment securities purchased	—	59,476,237	1,429,289	35,695
Payable for fund shares redeemed	4,413,894	1,334,922	738,961	1,824,115
Payable upon receipt of securities loaned	4,617,382	—	10,073,667	1,057,137
Unrealized depreciation on forward foreign currency contracts	—	—	135,441	—
Payable for unified fees	406,965	160,894	276,468	—
Payable for investment management fees	—	—	—	230,677
Payable for administrative fees	—	—	—	29,102
Payable for distribution and shareholder service fees	195,171	—	88,392	48,404
Payable to custodian due to bank overdraft	—	2,917	—	—
Payable to trustees under the deferred compensation plan (Note 7)	17,237	33,951	4,777	7,301
Payable for trustee fees	—	8,237	—	1,639
Accrued proxy and solicitation costs (Note 7)	—	—	102,358	—
Other accrued expenses and liabilities	—	—	—	122,191
Written options, at fair valueˆ	—	—	15,190	—
Total liabilities	9,650,649	61,017,158	12,864,543	3,356,261
NET ASSETS	$798,611,998	$1,060,851,498	$454,322,324	$354,871,229

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$740,016,189	$1,060,695,501	$278,682,115	$450,544,370
Undistributed net investment income/Accumulated net investment loss	9,976,963	(30,571)	1,987,789	7,678,825
Accumulated net realized gain (loss)	(125,112,619)	186,568	91,520,864	(224,069,443)
Net unrealized appreciation	173,731,465	—	82,131,556	120,717,477
NET ASSETS	$798,611,998	$1,060,851,498	$454,322,324	$354,871,229

+ Including securities loaned at value	$4,477,254	$—	$9,823,198	$1,006,533
* Cost of investments in securities	$608,898,393	$—	$367,392,703	$231,322,508
** Cost of short-term investments	$22,699,413	$—	$12,079,443	$3,533,073
*** Cost of foreign currencies	$176,915	$—	$308,360	$139,816
ˆ Premiums received on written options	$—	$—	$29,429	$—

See Accompanying Notes to Financial Statements

7

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2014 (UNAUDITED) (CONTINUED)

	Voya Global Resources Portfolio	Voya Liquid Assets Portfolio	VY BlackRock Health Sciences Opportunities Portfolio	VY Clarion Global Real Estate Portfolio

Class ADV
Net assets	$136,758,616	n/a	$387,312	$26,323,987
Shares authorized	unlimited	n/a	unlimited	unlimited
Par value	$0.001	n/a	$0.001	$0.001
Shares outstanding	5,674,447	n/a	20,380	2,205,273
Net asset value and redemption price per share	$24.10	n/a	$19.00	$11.94

Class I
Net assets	$31,430,775	$74,518,608	$14,953,488	$157,087,881
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	1,254,722	74,499,101	745,983	12,826,948
Net asset value and redemption price per share	$25.05	$1.00	$20.05	$12.25

Class S
Net assets	$608,876,914	$694,379,172	$438,981,524	$169,562,094
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	24,501,336	694,149,632	22,148,911	13,933,443
Net asset value and redemption price per share	$24.85	$1.00	$19.82	$12.17

Class S2
Net assets	$21,545,693	$291,953,718	n/a	$1,897,267
Shares authorized	unlimited	unlimited	n/a	unlimited
Par value	$0.001	$0.001	n/a	$0.001
Shares outstanding	873,475	291,936,092	n/a	155,245
Net asset value and redemption price per share	$24.67	$1.00	n/a	$12.22

See Accompanying Notes to Financial Statements

8

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2014 (UNAUDITED)

	VY FMRSM Diversified Mid Cap Portfolio	VY Invesco Growth and Income Portfolio	VY JPMorgan Emerging Markets Equity Portfolio	VY Marsico Growth Portfolio
ASSETS:
Investments in securities at fair value+*	$1,172,497,362	$620,774,754	$727,050,331	$551,108,025
Short-term investments at fair value**	18,520,053	32,710,811	14,148,739	42,515,368
Total investments at fair value	$1,191,017,415	$653,485,565	$741,199,070	$593,623,393
Cash	—	1,738	—	—
Foreign currencies at value***	49,702	202,672	441,629	—
Receivables:
Investment securities sold	39,062,606	2,305,435	3,529,332	6,210,306
Fund shares sold	33,425	192,319	47,263	1,135
Dividends	763,034	932,060	1,293,447	280,510
Foreign tax reclaims	2,259	99,101	—	—
Other assets	23,504	14,289	17,701	15,710
Total assets	1,230,951,945	657,233,179	746,528,442	600,131,054

LIABILITIES:
Payable for investment securities purchased	26,734,902	1,684,274	1,543,299	2,354,600
Payable for fund shares redeemed	364,464	379,585	875,455	531,076
Payable upon receipt of securities loaned	16,268,360	4,535,351	14,148,739	28,167,682
Unrealized depreciation on forward foreign currency contracts	—	343,841	—	—
Payable for unified fees	614,548	337,443	747,458	381,783
Payable for distribution and shareholder service fees	248,761	138,755	150,174	113,784
Payable to custodian due to bank overdraft	—	—	262,056	—
Payable to trustees under the deferred compensation plan (Note 7)	23,504	14,289	17,701	15,710
Accrued proxy and solicitation costs (Note 7)	—	—	—	120,439
Other accrued expenses and liabilities	—	—	1,286,846	—
Total liabilities	44,254,539	7,433,538	19,031,728	31,685,074
NET ASSETS	$1,186,697,406	$649,799,641	$727,496,714	$568,445,980

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$700,193,234	$358,636,885	$517,502,529	$379,531,206
Undistributed net investment income/Accumulated net investment loss	2,472,527	17,081,231	10,110,880	(237,906)
Accumulated net realized gain	334,006,658	87,692,568	99,155,339	61,381,304
Net unrealized appreciation	150,024,987	186,388,957	100,727,966	127,771,376
NET ASSETS	$1,186,697,406	$649,799,641	$727,496,714	$568,445,980

+ Including securities loaned at value	$15,901,808	$4,316,768	$13,269,938	$27,606,939
* Cost of investments in securities	$1,022,472,629	$434,045,087	$626,334,205	$423,336,649
** Cost of short-term investments	$18,520,053	$32,710,811	$14,148,739	$42,515,368
*** Cost of foreign currencies	$49,572	$202,671	$436,776	$—

See Accompanying Notes to Financial Statements

9

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2014 (UNAUDITED) (CONTINUED)

	VY FMRSM Diversified Mid Cap Portfolio	VY Invesco Growth and Income Portfolio	VY JPMorgan Emerging Markets Equity Portfolio	VY Marsico Growth Portfolio

Class ADV
Net assets	$71,644,068	$16,366,791	$46,946,960	$7,980,891
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	3,346,245	496,287	2,355,138	304,654
Net asset value and redemption price per share	$21.41	$32.98	$19.93	$26.20

Class I
Net assets	$114,530,207	$25,555,699	$79,458,077	$33,493,895
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	5,217,345	768,647	3,826,977	1,248,421
Net asset value and redemption price per share	$21.95	$33.25	$20.76	$26.83

Class S
Net assets	$923,969,002	$558,724,437	$575,130,240	$508,631,090
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	42,409,289	16,765,037	27,876,977	19,186,282
Net asset value and redemption price per share	$21.79	$33.33	$20.63	$26.51

Class S2
Net assets	$76,554,129	$49,152,714	$25,961,437	$18,340,104
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	3,536,126	1,485,044	1,271,720	697,485
Net asset value and redemption price per share	$21.65	$33.10	$20.41	$26.29

See Accompanying Notes to Financial Statements

10

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2014 (UNAUDITED)

	VY MFS Total Return Portfolio	VY MFS Utilities Portfolio	VY Morgan Stanley Global Franchise Portfolio	VY T. Rowe Price Capital Appreciation Portfolio
ASSETS:
Investments in securities at fair value+*	$776,488,532	$711,813,396	$480,689,675	$5,352,349,492
Short-term investments at fair value**	7,236,844	—	13,300,802	382,108,903
Total investments at fair value	$783,725,376	$711,813,396	$493,990,477	$5,734,458,395
Short-term investments at amortized cost	33,278,862	—	—	—
Cash	76,560,699	9,482,780	10,317,498	21,888,414
Foreign currencies at value***	144,072	171,624	131,103	476,822
Receivables:
Investment securities sold	1,224,242	—	2,398,023	43,798,463
Investment securities sold on a delayed-delivery or when-issued basis	790,547	—	—	—
Fund shares sold	111,760	994	3,473	843,714
Dividends	861,858	1,994,998	460,569	5,476,874
Interest	1,928,416	40,332	—	15,141,666
Foreign tax reclaims	248,225	431,913	1,224,834	366,088
Unrealized appreciation on unfunded corporate loans	—	—	—	113,098
Prepaid expenses	—	2,687	—	—
Other assets	23,085	9,856	7,643	73,880
Total assets	898,897,142	723,948,580	508,533,620	5,822,637,414

LIABILITIES:
Payable for investment securities purchased	329,537	—	3,408,509	49,438,668
Payable for investment securities purchased on a delayed-delivery or when-issued basis	786,094	—	—	—
Payable for fund shares redeemed	132,331	2,587,899	425,203	12,272,632
Payable upon receipt of securities loaned	7,236,844	—	13,300,802	4,617,043
Payable for unified fees	512,975	—	388,864	2,981,012
Payable for investment management fees	—	349,224	—	—
Payable for administrative fees	—	58,203	—	—
Payable for distribution and shareholder service fees	166,154	162,135	126,006	1,076,291
Payable to trustees under the deferred compensation plan (Note 7)	23,085	9,856	7,643	73,880
Payable for trustee fees	—	3,293	—	—
Accrued proxy and solicitation costs (Note 7)	135,165	—	—	—
Other accrued expenses and liabilities	—	304,147	—	—
Written options, at fair valueˆ	—	—	—	17,249,146
Total liabilities	9,322,185	3,474,757	17,657,027	87,708,672
NET ASSETS	$889,574,957	$720,473,823	$490,876,593	$5,734,928,742

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$720,319,500	$494,012,596	$301,431,266	$4,023,103,454
Undistributed net investment income	26,458,991	15,583,679	13,237,815	50,950,503
Accumulated net realized gain (loss)	(28,948,418)	47,320,922	60,818,866	826,520,882
Net unrealized appreciation	171,744,884	163,556,626	115,388,646	834,353,903
NET ASSETS	$889,574,957	$720,473,823	$490,876,593	$5,734,928,742

+ Including securities loaned at value	$7,068,288	$—	$1,464,376	$4,504,680
* Cost of investments in securities	$604,750,653	$548,281,770	$365,325,056	$4,517,960,849
** Cost of short-term investments	$7,236,844	$—	$13,300,802	$382,108,903
*** Cost of foreign currencies	$143,906	$171,623	$131,102	$478,485
ˆ Premiums received on written options	$—	$—	$—	$17,103,021

See Accompanying Notes to Financial Statements

11

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2014 (UNAUDITED) (CONTINUED)

	VY MFS Total Return Portfolio	VY MFS Utilities Portfolio	VY Morgan Stanley Global Franchise Portfolio	VY T. Rowe Price Capital Appreciation Portfolio

Class ADV
Net assets	$12,430,347	$62,397,520	$55,851,958	$409,861,473
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	638,773	3,056,986	3,032,153	13,868,177
Net asset value and redemption price per share	$19.46	$20.41	$18.42	$29.55

Class I
Net assets	$118,645,577	$5,401,688	n/a	$1,110,497,833
Shares authorized	unlimited	unlimited	n/a	unlimited
Par value	$0.001	$0.001	n/a	$0.001
Shares outstanding	6,016,419	259,946	n/a	36,587,502
Net asset value and redemption price per share	$19.72	$20.78	n/a	$30.35

Class S
Net assets	$727,135,889	$652,128,202	$374,763,104	$4,119,257,894
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	36,904,107	31,537,608	19,623,726	135,785,435
Net asset value and redemption price per share	$19.70	$20.68	$19.10	$30.34

Class S2
Net assets	$31,363,144	$546,413	$60,261,531	$95,311,542
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	1,608,210	26,337	3,177,007	3,158,527
Net asset value and redemption price per share	$19.50	$20.75	$18.97	$30.18

See Accompanying Notes to Financial Statements

12

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2014 (UNAUDITED)

	VY T. Rowe Price Equity Income Portfolio	VY T. Rowe Price International Stock Portfolio
ASSETS:
Investments in securities at fair value+*	$1,392,988,646	$234,887,334
Short-term investments at fair value**	106,108,765	5,024,039
Total investments at fair value	$1,499,097,411	$239,911,373
Cash	4,906,976	890,802
Foreign currencies at value***	628,654	1,244,394
Receivables:
Investment securities sold	5,070,774	3,190,869
Fund shares sold	151,042	8,280
Dividends	1,856,257	381,779
Interest	41	12
Foreign tax reclaims	—	314,993
Prepaid expenses	—	1,000
Other assets	29,540	7,392
Total assets	1,511,740,695	245,950,894

LIABILITIES:
Payable for investment securities purchased	4,002,483	1,449,896
Payable for fund shares redeemed	1,672,034	245,014
Payable upon receipt of securities loaned	2,438,047	2,812,912
Unrealized depreciation on forward foreign currency contracts	—	21,156
Payable for unified fees	781,126	—
Payable for investment management fees	—	107,389
Payable for administrative fees	—	19,886
Payable for distribution and shareholder service fees	303,479	42,425
Payable to trustees under the deferred compensation plan (Note 7)	29,540	7,392
Payable for trustee fees	—	1,171
Other accrued expenses and liabilities	—	217,487
Total liabilities	9,226,709	4,924,728
NET ASSETS	$1,502,513,986	$241,026,166

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$860,234,967	$315,769,290
Undistributed net investment income	19,505,959	4,657,812
Accumulated net realized gain (loss)	167,281,104	(120,958,448)
Net unrealized appreciation	455,491,956	41,557,512
NET ASSETS	$1,502,513,986	$241,026,166

+ Including securities loaned at value	$2,383,368	$961,072
* Cost of investments in securities	$937,506,177	$193,318,370
** Cost of short-term investments	$106,108,765	$5,024,039
*** Cost of foreign currencies	$623,108	$1,241,275

See Accompanying Notes to Financial Statements

13

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2014 (UNAUDITED) (CONTINUED)

	VY T. Rowe Price Equity Income Portfolio	VY T. Rowe Price International Stock Portfolio

Class ADV
Net assets	$67,639,659	$13,155,673
Shares authorized	unlimited	unlimited
Par value	$0.001	$0.001
Shares outstanding	3,844,854	940,193
Net asset value and redemption price per share	$17.59	$13.99

Class I
Net assets	$200,791,560	$54,136,503
Shares authorized	unlimited	unlimited
Par value	$0.001	$0.001
Shares outstanding	11,268,034	3,858,461
Net asset value and redemption price per share	$17.82	$14.03

Class S
Net assets	$1,096,362,889	$173,733,990
Shares authorized	unlimited	unlimited
Par value	$0.001	$0.001
Shares outstanding	61,519,279	12,440,724
Net asset value and redemption price per share	$17.82	$13.96

Class S2
Net assets	$137,719,878	n/a
Shares authorized	unlimited	n/a
Par value	$0.001	n/a
Shares outstanding	7,794,473	n/a
Net asset value and redemption price per share	$17.67	n/a

See Accompanying Notes to Financial Statements

14

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2014 (UNAUDITED)

	Voya Global Resources Portfolio	Voya Liquid Assets Portfolio	VY BlackRock Health Sciences Opportunities Portfolio	VY Clarion Global Real Estate Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$6,376,092	$759	$2,669,860	$5,124,572
Interest, net of foreign taxes withheld*	—	1,009,090	—	—
Securities lending income, net	83,013	—	36,118	63,096
Total investment income	6,459,105	1,009,849	2,705,978	5,187,668

EXPENSES:
Investment management fees	—	—	—	1,291,005
Unified fees	2,276,016	1,522,657	1,644,647	—
Distribution and shareholder service fees:
Class ADV	424,942	—	2,229	90,805
Class S	695,792	919,194	527,616	201,436
Class S2	51,154	735,615	—	4,567
Transfer agent fees	—	—	—	277
Administrative service fees	—	—	—	162,581
Shareholder reporting expense	—	—	—	45,000
Professional fees	—	—	—	20,163
Custody and accounting expense	—	—	—	66,171
Trustee fees and expenses	15,769	27,679	9,134	5,045
Proxy and solicitation costs (Note 7)	—	—	137,400	—
Miscellaneous expense	—	—	—	6,069
Interest expense	95	—	241	—
Total expenses	3,463,768	3,205,145	2,321,267	1,893,119
Net waived and reimbursed fees	(95,220)	(2,194,454)	(137,846)	(173,738)
Net expenses	3,368,548	1,010,691	2,183,421	1,719,381
Net investment income (loss)	3,090,557	(842)	522,557	3,468,287

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	30,624,412	49,475	32,906,479	9,256,035
Foreign currency related transactions	21,042	—	(538,580)	3,832
Written options	—	—	132,392	—
Net realized gain	30,645,454	49,475	32,500,291	9,259,867
Net change in unrealized appreciation (depreciation) on:
Investments	88,200,189	—	11,020,221	24,294,759
Foreign currency related transactions	2,144	—	199,371	6,316
Written options	—	—	2,926	—
Net change in unrealized appreciation (depreciation)	88,202,333	—	11,222,518	24,301,075
Net realized and unrealized gain	118,847,787	49,475	43,722,809	33,560,942
Increase in net assets resulting from operations	$121,938,344	$48,633	$44,245,366	$37,029,229

* Foreign taxes withheld	$195,262	$14	$119,470	$346,141

See Accompanying Notes to Financial Statements

15

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2014 (UNAUDITED)

	VY FMRSM Diversified Mid Cap Portfolio	VY Invesco Growth and Income Portfolio	VY JPMorgan Emerging Markets Equity Portfolio	VY Marsico Growth Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$5,691,393	$12,111,078	$8,630,147	$2,750,807
Securities lending income, net	34,851	55,590	238,256	25,352
Total investment income	5,726,244	12,166,668	8,868,403	2,776,159

EXPENSES:
Unified fees	3,712,762	2,022,670	4,339,316	2,323,257
Distribution and shareholder service fees:
Class ADV	259,168	58,302	165,234	28,985
Class S	1,147,941	686,473	678,558	634,696
Class S2	186,583	121,523	63,058	44,291
Trustee fees and expenses	27,345	14,254	17,712	12,687
Proxy and solicitation costs (Note 7)	—	—	—	157,800
Interest expense	5,753	—	3,874	113
Total expenses	5,339,552	2,903,222	5,267,752	3,201,829
Net waived and reimbursed fees	(89,150)	(35,965)	(45,659)	(172,455)
Brokerage commission recapture	—	(12,999)	(3,661)	—
Net expenses	5,250,402	2,854,258	5,218,432	3,029,374
Net investment income (loss)	475,842	9,312,410	3,649,971	(253,215)

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments (net of Foreign capital gains tax withheldˆ)	150,587,925	49,282,536	34,472,115	35,276,786
Foreign currency related transactions	7,723	(698,184)	(140,241)	(10,748)
Net realized gain	150,595,648	48,584,352	34,331,874	35,266,038
Net change in unrealized appreciation (depreciation) on:
Investments (net of Foreign capital gains tax accrued#)	(94,318,703)	(15,756,662)	14,306,322	(9,951,396)
Foreign currency related transactions	(492)	99,974	26,150	(1,474)
Net change in unrealized appreciation (depreciation)	(94,319,195)	(15,656,688)	14,332,472	(9,952,870)
Net realized and unrealized gain	56,276,453	32,927,664	48,664,346	25,313,168
Increase in net assets resulting from operations	$56,752,295	$42,240,074	$52,314,317	$25,059,953

* Foreign taxes withheld	$42,466	$179,576	$723,061	$90,064
ˆ Foreign taxes on sale of Foreign investments	$—	$—	$2,224	$—
# Foreign taxes accrued on Foreign investments	$—	$—	$1,285,168	$—

See Accompanying Notes to Financial Statements

16

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2014 (UNAUDITED)

	VY MFS Total Return Portfolio	VY MFS Utilities Portfolio	VY Morgan Stanley Global Franchise Portfolio	VY T. Rowe Price Capital Appreciation Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$8,337,482	$15,772,975	$8,272,527	$30,177,123
Interest	5,522,208	87,696	—	29,921,448
Securities lending income, net	82,478	—	132,065	10,386
Total investment income	13,942,168	15,860,671	8,404,592	60,108,957

EXPENSES:
Investment management fees	—	1,959,780	—	—
Unified fees	3,082,006	—	2,289,966	17,518,900
Distribution and shareholder service fees:
Class ADV	42,499	201,676	197,848	1,404,848
Class S	903,010	742,629	461,721	5,002,001
Class S2	77,702	1,465	148,009	232,830
Transfer agent fees	—	290	—	—
Administrative service fees	—	326,626	—	—
Shareholder reporting expense	—	79,640	—	—
Professional fees	—	25,521	—	—
Custody and accounting expense	—	107,586	—	—
Trustee fees and expenses	19,719	9,880	10,788	94,603
Proxy and solicitation costs (Note 7)	178,200	173,500	—	—
Miscellaneous expense	—	14,080	—	—
Total expenses	4,303,136	3,642,673	3,108,332	24,253,182
Net waived and reimbursed fees	(202,240)	(214,128)	(69,171)	(327,536)
Brokerage commission recapture	(2,632)	(52,966)	—	(11,515)
Net expenses	4,098,264	3,375,579	3,039,161	23,914,131
Net investment income	9,843,904	12,485,092	5,365,431	36,194,826

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	31,340,977	24,572,404	25,220,206	349,215,461
Foreign currency related transactions	(10,511)	(717,485)	(17,207)	(22,554)
Written options	—	—	—	1,078,527
Net realized gain	31,330,466	23,854,919	25,202,999	350,271,434
Net change in unrealized appreciation (depreciation) on:
Investments	3,539,451	68,171,703	(6,581,714)	(18,795,186)
Foreign currency related transactions	1,751	706,311	3,696	(10,649)
Written options	—	—	—	10,534,375
Unfunded commitments	—	—	—	41,560
Net change in unrealized appreciation (depreciation)	3,541,202	68,878,014	(6,578,018)	(8,229,900)
Net realized and unrealized gain	34,871,668	92,732,933	18,624,981	342,041,534
Increase in net assets resulting from operations	$44,715,572	$105,218,025	$23,990,412	$378,236,360

* Foreign taxes withheld	$139,389	$447,530	$479,350	$224,157

See Accompanying Notes to Financial Statements

17

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2014 (UNAUDITED)

	VY T. Rowe Price Equity Income Portfolio	VY T. Rowe Price International Stock Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$21,780,456	$2,983,333
Interest	253	70
Securities lending income, net	195,580	31,649
Total investment income	21,976,289	3,015,052

EXPENSES:
Investment management fees	—	627,440
Unified fees	4,752,265	—
Distribution and shareholder service fees:
Class ADV	242,854	47,269
Class S	1,337,277	209,641
Class S2	329,863	—
Transfer agent fees	—	269
Administrative service fees	—	116,192
Shareholder reporting expense	—	18,072
Professional fees	—	4,328
Custody and accounting expense	—	95,957
Trustee fees and expenses	36,040	3,515
Miscellaneous expense	—	2,266
Total expenses	6,698,299	1,124,949
Net waived and reimbursed fees	(135,656)	(9,454)
Brokerage commission recapture	(1,875)	—
Net expenses	6,560,768	1,115,495
Net investment income	15,415,521	1,899,557

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments (net of Indian capital gains tax withheldˆ)	87,114,772	4,741,930
Foreign currency related transactions	16,941	592
Net realized gain	87,131,713	4,742,522
Net change in unrealized appreciation (depreciation) on:
Investments (net of Indian capital gains tax accrued#)	(16,771,781)	6,358,210
Foreign currency related transactions	3,673	(176,482)
Net change in unrealized appreciation (depreciation)	(16,768,108)	6,181,728
Net realized and unrealized gain	70,363,605	10,924,250
Increase in net assets resulting from operations	$85,779,126	$12,823,807

* Foreign taxes withheld	$164,341	$226,649
ˆ Foreign taxes on sale of Indian investments	$—	$3,907
# Foreign taxes accrued on Indian investments	$—	$71,048

See Accompanying Notes to Financial Statements

18

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	Voya Global Resources Portfolio		Voya Liquid Assets Portfolio
	Six Months Ended June 30, 2014	Year Ended December 31, 2013	Six Months Ended June 30, 2014	Year Ended December 31, 2013

FROM OPERATIONS:
Net investment income (loss)	$3,090,557	$6,934,836	$(842)	$(10,728)
Net realized gain	30,645,454	23,070,189	49,475	145,347
Net change in unrealized appreciation	88,202,333	61,254,852	—	—
Increase in net assets resulting from operations	121,938,344	91,259,877	48,633	134,619

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	(636,747)	—	—
Class I	—	(320,617)	—	(2,118)
Class S	—	(5,401,635)	—	—
Class S2	—	(166,392)	—	—
Net realized gains:
Class I	—	—	—	(14,437)
Class S	—	—	—	(134,427)
Class S2	—	—	—	(43,943)
Total distributions	—	(6,525,391)	—	(194,925)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	29,578,925	33,750,172	164,108,887	468,787,295
Reinvestment of distributions	—	6,525,391	—	194,925
	29,578,925	40,275,563	164,108,887	468,982,220
Cost of shares redeemed	(65,822,631)	(166,932,804)	(234,391,481)	(604,657,557)
Net decrease in net assets resulting from capital share transactions	(36,243,706)	(126,657,241)	(70,282,594)	(135,675,337)
Net increase (decrease) in net assets	85,694,638	(41,922,755)	(70,233,961)	(135,735,643)

NET ASSETS:
Beginning of year or period	712,917,360	754,840,115	1,131,085,459	1,266,821,102
End of year or period	$798,611,998	$712,917,360	$1,060,851,498	$1,131,085,459
Undistributed (distributions in excess) of net investment income/Accumulated net investment loss at end of year or period	$9,976,963	$6,886,406	$(30,571)	$(29,729)

See Accompanying Notes to Financial Statements

19

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	VY BlackRock Health Sciences Opportunities Portfolio		VY Clarion Global Real Estate Portfolio
	Six Months Ended June 30, 2014	Year Ended December 31, 2013	Six Months Ended June 30, 2014	Year Ended December 31, 2013

FROM OPERATIONS:
Net investment income	$522,557	$1,312,450	$3,468,287	$4,667,428
Net realized gain	32,500,291	59,346,253	9,259,867	19,455,442
Net change in unrealized appreciation (depreciation)	11,222,518	54,737,858	24,301,075	(13,032,492)
Increase in net assets resulting from operations	44,245,366	115,396,561	37,029,229	11,090,378

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	(9)	—	(1,186,118)
Class I	—	(27,126)	—	(6,848,698)
Class S	—	(183,502)	—	(9,207,672)
Class S2	—	—	—	(101,187)
Net realized gains:
Class ADV	—	(15,347)	—	—
Class I	—	(875,629)	—	—
Class S	—	(23,630,749)	—	—
Total distributions	—	(24,732,362)	—	(17,343,675)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	40,217,143	90,276,131	34,200,174	51,277,663
Reinvestment of distributions	—	24,732,362	—	17,343,675
	40,217,143	115,008,493	34,200,174	68,621,338
Cost of shares redeemed	(35,476,758)	(37,036,769)	(24,855,695)	(50,764,512)
Net increase in net assets resulting from capital share transactions	4,740,385	77,971,724	9,344,479	17,856,826
Net increase in net assets	48,985,751	168,635,923	46,373,708	11,603,529

NET ASSETS:
Beginning of year or period	405,336,573	236,700,650	308,497,521	296,893,992
End of year or period	$454,322,324	$405,336,573	$354,871,229	$308,497,521
Undistributed net investment income at end of year or period	$1,987,789	$1,465,232	$7,678,825	$4,210,538

See Accompanying Notes to Financial Statements

20

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	VY FMRSM Diversified Mid Cap Portfolio		VY Invesco Growth and Income Portfolio
	Six Months Ended June 30, 2014	Year Ended December 31, 2013	Six Months Ended June 30, 2014	Year Ended December 31, 2013

FROM OPERATIONS:
Net investment income	$475,842	$3,678,231	$9,312,410	$7,734,659
Net realized gain	150,595,648	192,829,542	48,584,352	57,411,784
Net change in unrealized appreciation (depreciation)	(94,319,195)	157,401,115	(15,656,688)	109,683,694
Increase in net assets resulting from operations	56,752,295	353,908,888	42,240,074	174,830,137

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	(115,500)	—	(127,211)
Class I	—	(724,336)	—	(317,369)
Class S	—	(4,148,499)	—	(6,833,120)
Class S2	—	(228,779)	—	(583,918)
Net realized gains:
Class ADV	—	(241,273)	—	—
Class I	—	(390,113)	—	—
Class S	—	(3,433,677)	—	—
Class S2	—	(271,578)	—	—
Total distributions	—	(9,553,755)	—	(7,861,618)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	22,579,302	42,508,375	13,977,674	55,191,686
Reinvestment of distributions	—	9,553,755	—	7,861,618
	22,579,302	52,062,130	13,977,674	63,053,304
Cost of shares redeemed	(114,585,584)	(236,756,252)	(63,933,919)	(105,456,319)
Net decrease in net assets resulting from capital share transactions	(92,006,282)	(184,694,122)	(49,956,245)	(42,403,015)
Net increase (decrease) in net assets	(35,253,987)	159,661,011	(7,716,171)	124,565,504

NET ASSETS:
Beginning of year or period	1,221,951,393	1,062,290,382	657,515,812	532,950,308
End of year or period	$1,186,697,406	$1,221,951,393	$649,799,641	$657,515,812
Undistributed net investment income at end of year or period	$2,472,527	$1,996,685	$17,081,231	$7,768,821

See Accompanying Notes to Financial Statements

21

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	VY JPMorgan Emerging Markets Equity Portfolio		VY Marsico Growth Portfolio
	Six Months Ended June 30, 2014	Year Ended December 31, 2013	Six Months Ended June 30, 2014	Year Ended December 31, 2013

FROM OPERATIONS:
Net investment income (loss)	$3,649,971	$6,199,755	$(253,215)	$23,294
Net realized gain	34,331,874	74,735,224	35,266,038	80,939,482
Net change in unrealized appreciation (depreciation)	14,332,472	(130,581,863)	(9,952,870)	84,052,211
Increase (decrease) in net assets resulting from operations	52,314,317	(49,646,884)	25,059,953	165,014,987

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	(254,558)	—	(40,150)
Class I	—	(1,613,240)	—	(291,949)
Class S	—	(5,070,443)	—	(3,816,283)
Class S2	—	(183,466)	—	(113,282)
Net realized gains:
Class ADV	—	(896,370)	—	—
Class I	—	(3,119,738)	—	—
Class S	—	(12,849,030)	—	—
Class S2	—	(560,889)	—	—
Total distributions	—	(24,547,734)	—	(4,261,664)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	30,096,272	164,148,777	17,531,215	18,697,949
Reinvestment of distributions	—	24,547,734	—	4,261,664
	30,096,272	188,696,511	17,531,215	22,959,613
Cost of shares redeemed	(135,109,211)	(227,551,033)	(61,346,639)	(96,120,915)
Net decrease in net assets resulting from capital share transactions	(105,012,939)	(38,854,522)	(43,815,424)	(73,161,302)
Net increase (decrease) in net assets	(52,698,622)	(113,049,140)	(18,755,471)	87,592,021

NET ASSETS:
Beginning of year or period	780,195,336	893,244,476	587,201,451	499,609,430
End of year or period	$727,496,714	$780,195,336	$568,445,980	$587,201,451
Undistributed net investment income/Accumulated net investment loss at end of year or period	$10,110,880	$6,460,909	$(237,906)	$15,309

See Accompanying Notes to Financial Statements

22

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	VY MFS Total Return Portfolio		VY MFS Utilities Portfolio
	Six Months Ended June 30, 2014	Year Ended December 31, 2013	Six Months Ended June 30, 2014	Year Ended December 31, 2013

FROM OPERATIONS:
Net investment income	$9,843,904	$16,055,759	$12,485,092	$16,766,987
Net realized gain	31,330,466	100,442,552	23,854,919	65,264,999
Net change in unrealized appreciation	3,541,202	34,949,715	68,878,014	31,706,207
Increase in net assets resulting from operations	44,715,572	151,448,026	105,218,025	113,738,193

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	(185,763)	—	(839,503)
Class I	—	(2,646,302)	—	(101,664)
Class S	—	(15,379,804)	—	(11,250,355)
Class S2	—	(639,867)	—	(10,148)
Total distributions	—	(18,851,736)	—	(12,201,670)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	10,683,997	23,709,371	30,300,536	36,191,097
Reinvestment of distributions	—	18,851,736	—	12,201,670
	10,683,997	42,561,107	30,300,536	48,392,767
Cost of shares redeemed	(66,789,091)	(125,798,000)	(42,243,576)	(114,758,519)
Net decrease in net assets resulting from capital share transactions	(56,105,094)	(83,236,893)	(11,943,040)	(66,365,752)
Net increase (decrease) in net assets	(11,389,522)	49,359,397	93,274,985	35,170,771

NET ASSETS:
Beginning of year or period	900,964,479	851,605,082	627,198,838	592,028,067
End of year or period	$889,574,957	$900,964,479	$720,473,823	$627,198,838
Undistributed net investment income at end of year or period	$26,458,991	$16,615,087	$15,583,679	$3,098,587

See Accompanying Notes to Financial Statements

23

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	VY Morgan Stanley Global Franchise Portfolio		VY T. Rowe Price Capital Appreciation Portfolio
	Six Months Ended June 30, 2014	Year Ended December 31, 2013	Six Months Ended June 30, 2014	Year Ended December 31, 2013

FROM OPERATIONS:
Net investment income	$5,365,431	$7,811,248	$36,194,826	$52,413,836
Net realized gain	25,202,999	38,890,241	350,271,434	482,952,656
Net change in unrealized appreciation (depreciation)	(6,578,018)	38,258,366	(8,229,900)	435,860,936
Increase in net assets resulting from operations	23,990,412	84,959,855	378,236,360	971,227,428

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	(880,438)	—	(2,772,502)
Class I	—	—	—	(12,017,788)
Class S	—	(7,882,847)	—	(41,554,679)
Class S2	—	(1,160,449)	—	(837,770)
Net realized gains:
Class ADV	—	(2,378,370)	—	(18,269,120)
Class I	—	—	—	(49,251,492)
Class S	—	(21,202,870)	—	(240,105,932)
Class S2	—	(3,384,754)	—	(5,892,333)
Total distributions	—	(36,889,728)	—	(370,701,616)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	10,706,228	34,691,142	212,594,626	534,737,596
Proceeds from shares issued in merger (Note 13)	—	—	—	51,088,126
Reinvestment of distributions	—	36,889,728	—	370,701,616
	10,706,228	71,580,870	212,594,626	956,527,338
Cost of shares redeemed	(43,295,180)	(70,167,085)	(291,921,509)	(438,105,750)
Net increase (decrease) in net assets resulting from capital share transactions	(32,588,952)	1,413,785	(79,326,883)	518,421,588
Net increase (decrease) in net assets	(8,598,540)	49,483,912	298,909,477	1,118,947,400

NET ASSETS:
Beginning of year or period	499,475,133	449,991,221	5,436,019,265	4,317,071,865
End of year or period	$490,876,593	$499,475,133	$5,734,928,742	$5,436,019,265
Undistributed net investment income at end of year or period	$13,237,815	$7,872,384	$50,950,503	$14,755,677

See Accompanying Notes to Financial Statements

24

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	VY T. Rowe Price Equity Income Portfolio		VY T. Rowe Price International Stock Portfolio
	Six Months Ended June 30, 2014	Year Ended December 31, 2013	Six Months Ended June 30, 2014	Year Ended December 31, 2013

FROM OPERATIONS:
Net investment income	$15,415,521	$25,402,981	$1,899,557	$2,665,712
Net realized gain	87,131,713	103,425,191	4,742,522	7,835,030
Net change in unrealized appreciation (depreciation)	(16,768,108)	279,748,142	6,181,728	20,659,537
Increase in net assets resulting from operations	85,779,126	408,576,314	12,823,807	31,160,279

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	(832,941)	—	(107,937)
Class I	—	(6,180,334)	—	(664,541)
Class S	—	(16,869,159)	—	(1,813,445)
Class S2	—	(1,881,134)	—	—
Net realized gains:
Class ADV	—	(45,200)	—	—
Class I	—	(243,456)	—	—
Class S	—	(794,361)	—	—
Class S2	—	(88,833)	—	—
Total distributions	—	(26,935,418)	—	(2,585,923)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	29,473,788	163,985,140	6,159,882	16,019,933
Reinvestment of distributions	—	26,935,418	—	2,585,923
	29,473,788	190,920,558	6,159,882	18,605,856
Cost of shares redeemed	(282,266,642)	(364,074,469)	(15,163,432)	(38,050,825)
Net decrease in net assets resulting from capital share transactions	(252,792,854)	(173,153,911)	(9,003,550)	(19,444,969)
Net increase (decrease) in net assets	(167,013,728)	208,486,985	3,820,257	9,129,387

NET ASSETS:
Beginning of year or period	1,669,527,714	1,461,040,729	237,205,909	228,076,522
End of year or period	$1,502,513,986	$1,669,527,714	$241,026,166	$237,205,909
Undistributed net investment income at end of year or period	$19,505,959	$4,090,438	$4,657,812	$2,758,255

See Accompanying Notes to Financial Statements

25

FINANCIAL HIGHLIGHTS (Unaudited)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations						Less distributions										Ratios to average net assets							Supplemental data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)		Total from investment operations		From net investment income		From net realized gains		From return of capital	Total distributions		Payment by affiliate	Net asset value, end of year or period	Total Return (1)	Expenses before reductions/ additions(2) (3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)		Expense net of all reductions/ additions(2)(3)(4)		Net investment income (loss)(2)(3)		Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)		($)		($)		($)		($)	($)		($)	($)	(%)	(%)	(%)		(%)		(%)		($000’s)	(%)
Voya Global Resources Portfolio
Class ADV
06-30-14	20.46	0.06	•	3.58		3.64		—		—		—	—		—	24.10	17.79	1.39	1.24		1.24		0.57		136,759	27
12-31-13	18.19	0.14	•	2.25		2.39		0.12		—		—	0.12		—	20.46	13.18	1.39	1.24		1.24		0.65		109,942	45
12-31-12	18.91	0.10		(0.71)		(0.61)		0.11		—		—	0.11		—	18.19	(3.16)	1.40	1.25		1.25		0.47		105,126	50
12-31-11	21.04	0.07	•	(2.04)		(1.97)		0.16		—		—	0.16		—	18.91	(9.47)	1.40	1.25		1.25		0.37		121,833	73
12-31-10	17.55	0.06	•	3.61		3.67		0.18		—		—	0.18		—	21.04	21.26	1.40	1.25	†	1.25	†	0.33	†	20,655	45
12-31-09	12.82	0.09	•	4.65		4.74		0.01		—		—	0.01		—	17.55	36.96	1.41	1.26	†	1.26	†	0.64	†	4,007	77
Class I
06-30-14	21.20	0.13	•	3.72		3.85		—		—		—	—		—	25.05	18.16	0.64	0.64		0.64		1.17		31,431	27
12-31-13	18.86	0.25	•	2.34		2.59		0.25		—		—	0.25		—	21.20	13.84	0.64	0.64		0.64		1.25		27,021	45
12-31-12	19.59	0.20	•	(0.72)		(0.52)		0.21		—		—	0.21		—	18.86	(2.58)	0.65	0.65		0.65		1.07		31,148	50
12-31-11	21.67	0.19	•	(2.10)		(1.91)		0.17		—		—	0.17		—	19.59	(8.92)	0.65	0.65		0.65		0.88		37,839	73
12-31-10	18.00	0.16	•	3.73		3.89		0.22		—		—	0.22		—	21.67	21.96	0.65	0.65	†	0.65	†	0.90	†	46,813	45
12-31-09	13.14	0.19	•	4.76		4.95		0.09		—		—	0.09		—	18.00	37.87	0.66	0.66	†	0.66	†	1.25	†	29,788	77
Class S
06-30-14	21.06	0.10	•	3.69		3.79		—		—		—	—		—	24.85	18.00	0.89	0.89		0.89		0.91		608,877	27
12-31-13	18.72	0.20	•	2.33		2.53		0.19		—		—	0.19		—	21.06	13.60	0.89	0.89		0.89		1.00		555,490	45
12-31-12	19.43	0.16	•	(0.72)		(0.56)		0.15		—		—	0.15		—	18.72	(2.85)	0.90	0.90		0.90		0.83		596,715	50
12-31-11	21.50	0.13	•	(2.08)		(1.95)		0.12		—		—	0.12		—	19.43	(9.15)	0.90	0.90		0.90		0.63		719,213	73
12-31-10	17.86	0.12	•	3.69		3.81		0.17		—		—	0.17		—	21.50	21.64	0.90	0.90	†	0.90	†	0.65	†	907,755	45
12-31-09	13.03	0.15		4.73		4.88		0.05		—		—	0.05		—	17.86	37.51	0.91	0.91	†	0.91	†	1.00	†	902,260	77
Class S2
06-30-14	20.92	0.08	•	3.67		3.75		—		—		—	—		—	24.67	17.93	1.14	1.04		1.04		0.76		21,546	27
12-31-13	18.60	0.17	•	2.31		2.48		0.16		—		—	0.16		—	20.92	13.40	1.14	1.04		1.04		0.86		20,464	45
12-31-12	19.30	0.14		(0.73)		(0.59)		0.11		—		—	0.11		—	18.60	(2.99)	1.15	1.05		1.05		0.68		21,852	50
12-31-11	21.35	0.12		(2.08)		(1.96)		0.09		—		—	0.09		—	19.30	(9.24)	1.15	1.05		1.05		0.48		24,930	73
12-31-10	17.74	0.09	•	3.67		3.76		0.15		—		—	0.15		—	21.35	21.46	1.15	1.05	†	1.05	†	0.51	†	30,537	45
12-31-09	12.93	0.12	•	4.70		4.82		0.01		—		—	0.01		—	17.74	37.26	1.16	1.06	†	1.06	†	0.85	†	28,494	77
Voya Liquid Assets Portfolio
Class I
06-30-14	1.00	(0.00	)*	0.00	*	0.00	*	—		—		—	—		—	1.00	0.00	0.28	0.18		0.18		(0.00	)*	74,519	—
12-31-13	1.00	0.00	*	0.00	*	0.00	*	0.00	*	0.00	*	—	0.00	*	—	1.00	0.02	0.28	0.22		0.22		0.00	*	81,029	—
12-31-12	1.00	0.00	*	0.00	*	0.00	*	0.00	*	0.00	*	—	0.00	*	—	1.00	0.11	0.28	0.28		0.28		0.10		98,940	—
12-31-11	1.00	0.00	*	0.00	*	0.00	*	0.00	*	0.00	*	—	0.00	*	—	1.00	0.04	0.27	0.25		0.25		0.01		111,088	—
12-31-10	1.00	0.00	*	0.00	*	0.00	*	0.00	*	0.00	*	—	0.00	*	—	1.00	0.06	0.27	0.27		0.27		0.06		129,360	—
12-31-09	1.00	0.00	*	0.00	*	0.00	*	0.00	*	0.00	*	—	0.00	*	—	1.00	0.52	0.29	0.29		0.29		0.31		153,190	—
Class S
06-30-14	1.00	(0.00	)*	0.00	*	0.00	*	—		—		—	—		—	1.00	0.00	0.53	0.18		0.18		(0.00	)*	694,379	—
12-31-13	1.00	(0.00	)*	0.00	*	0.00	*	—		0.00	*	—	0.00	*	—	1.00	0.02	0.53	0.23		0.23		(0.00	)*	753,517	—
12-31-12	1.00	—		0.00	*	0.00	*	—		0.00	*	—	0.00	*	—	1.00	0.01	0.53	0.38		0.38		0.00	*	897,738	—
12-31-11	1.00	0.00	*	0.00	*	0.00	*	0.00	*	0.00	*	—	0.00	*	—	1.00	0.03	0.52	0.26		0.26		0.00	*	1,072,086	—
12-31-10	1.00	(0.00	)*	0.00	*	0.00	*	—		0.00	*	—	0.00	*	—	1.00	0.00	0.52	0.33		0.33		0.00	*	1,157,898	—
12-31-09	1.00	0.00	*	0.00	*	0.00	*	0.00	*	0.00	*	—	0.00	*	—	1.00	0.31	0.54	0.51		0.51		0.10		1,610,786	—
Class S2
06-30-14	1.00	(0.00	)*	0.00	*	0.00	*	—		—		—	—		—	1.00	0.00	0.78	0.18		0.18		(0.00	)*	291,954	—
12-31-13	1.00	(0.00	)*	0.00	*	0.00	*	—		0.00	*	—	0.00	*	—	1.00	0.02	0.78	0.23		0.23		(0.00	)*	296,540	—
12-31-12	1.00	—		0.00	*	0.00	*	—		0.00	*	—	0.00	*	—	1.00	0.01	0.78	0.38		0.38		0.00	*	270,143	—
12-31-11	1.00	0.00	*	0.00	*	0.00	*	0.00	*	0.00	*	—	0.00	*	—	1.00	0.03	0.77	0.26		0.26		0.00	*	229,337	—
12-31-10	1.00	(0.00	)*	0.00	*	0.00	*	—		0.00	*	—	0.00	*	—	1.00	0.00	0.77	0.34		0.34		0.00	*	185,550	—
12-31-09	1.00	0.00	*	0.00	*	0.00	*	0.00	*	0.00	*	—	0.00	*	—	1.00	0.27	0.79	0.55		0.55		0.05		134,392	—

See Accompanying Notes to Financial Statements

26

FINANCIAL HIGHLIGHTS (Unaudited) (continued)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions								Ratios to average net assets							Supplemental data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income		From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return (1)	Expenses before reductions/ additions(2) (3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)		Expense net of all reductions/ additions(2)(3)(4)		Net investment income (loss)(2)(3)		Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)		($)	($)	($)	($)	($)	(%)	(%)	(%)		(%)		(%)		($000’s)	(%)
VY BlackRock Health Sciences Opportunities Portfolio
Class ADV
06-30-14	17.14	(0.00	)*•	1.86	1.86	—		—	—	—	—	19.00	10.85	1.57	1.35		1.35		(0.04)		387	29
12-31-13	12.87	(0.00	)*•	5.48	5.48	0.00	*	1.21	—	1.21	—	17.14	43.83	1.50	1.35		1.35		(0.03)		450	88
12-31-12	11.16	0.02	•	2.00	2.02	0.11		0.20	—	0.31	—	12.87	18.25	1.51	1.36		1.36		0.13		97	127
12-31-11	10.76	(0.01)		0.49	0.48	0.08		—	—	0.08	—	11.16	4.39	1.50	1.35		1.34		(0.01)		50	176
12-31-10	10.13	0.03		0.60	0.63	—		—	—	—	—	10.76	6.22	1.50	1.35	†	1.34	†	0.32	†	1	60
12-31-09	8.47	(0.03)		1.69	1.66	—		—	—	—	—	10.13	19.60	1.51	1.35		1.34		(0.38)		1	56
Class I
06-30-14	18.02	0.05	•	1.98	2.03	—		—	—	—	—	20.05	11.27	0.82	0.75		0.75		0.49		14,953	29
12-31-13	13.43	0.10		5.74	5.84	0.04		1.21	—	1.25	—	18.02	44.73	0.75	0.75		0.75		0.64		14,769	88
12-31-12	11.58	0.09	•	2.08	2.17	0.12		0.20	—	0.32	—	13.43	18.94	0.76	0.76		0.76		0.73		6,995	127
12-31-11	11.09	0.03	•	0.54	0.57	0.08		—	—	0.08	—	11.58	5.12	0.75	0.75		0.74		0.26		4,352	176
12-31-10	10.34	0.08	•	0.67	0.75	—		—	—	—	—	11.09	7.25	0.75	0.75	†	0.74	†	0.74	†	4,640	60
12-31-09	8.59	0.01		1.74	1.75	—		—	—	—	—	10.34	20.37	0.76	0.75		0.74		0.17		7,890	56
Class S
06-30-14	17.84	0.02	•	1.96	1.98	—		—	—	—	—	19.82	11.10	1.07	1.00		1.00		0.23		438,982	29
12-31-13	13.32	0.05		5.69	5.74	0.01		1.21	—	1.22	—	17.84	44.32	1.00	1.00		1.00		0.39		390,117	88
12-31-12	11.48	0.07		2.06	2.13	0.09		0.20	—	0.29	—	13.32	18.73	1.01	1.01		1.01		0.50		229,608	127
12-31-11	11.01	(0.00	)*	0.53	0.53	0.06		—	—	0.06	—	11.48	4.76	1.00	1.00		0.99		0.02		201,483	176
12-31-10	10.29	0.06		0.66	0.72	—		—	—	—	—	11.01	7.00	1.00	1.00	†	0.99	†	0.57	†	190,935	60
12-31-09	8.57	(0.01)		1.73	1.72	—		—	—	—	—	10.29	20.07	1.01	1.00		0.99		(0.07)		202,164	56
VY Clarion Global Real Estate Portfolio
Class ADV
06-30-14	10.71	0.09	•	1.14	1.23	—		—	—	—	—	11.94	11.48	1.73	1.49		1.49		1.68		26,324	18
12-31-13	10.96	0.12	•	0.25	0.37	0.62		—	—	0.62	—	10.71	3.29	1.73	1.49		1.49		1.13		23,863	35
12-31-12	8.79	0.14		2.07	2.21	0.04		—	—	0.04	—	10.96	25.17	1.75	1.49		1.49		1.52		15,270	43
12-31-11	9.64	0.14	•	(0.64)	(0.50)	0.35		—	—	0.35	—	8.79	(5.62)	1.72	1.49		1.49		1.46		10,225	34
12-31-10	9.22	0.13	•	1.15	1.28	0.86		—	—	0.86	—	9.64	15.61	1.73	1.49	†	1.49	†	1.39	†	5,304	56
12-31-09	7.07	0.18		2.10	2.28	0.13		—	—	0.13	—	9.22	32.88	1.76	1.49	†	1.49	†	2.36	†	1	76
Class I
06-30-14	10.96	0.14	•	1.15	1.29	—		—	—	—	—	12.25	11.77	0.98	0.89		0.89		2.38		157,088	18
12-31-13	11.17	0.19	•	0.26	0.45	0.66		—	—	0.66	—	10.96	3.95	0.98	0.89		0.89		1.70		121,414	35
12-31-12	8.93	0.20	•	2.12	2.32	0.08		—	—	0.08	—	11.17	26.08	1.00	0.89		0.89		1.97		106,134	43
12-31-11	9.75	0.19		(0.65)	(0.46)	0.36		—	—	0.36	—	8.93	(5.15)	0.97	0.89		0.89		1.97		210,292	34
12-31-10	9.26	0.17	•	1.18	1.35	0.86		—	—	0.86	—	9.75	16.33	0.98	0.89	†	0.89	†	1.92	†	222,983	56
12-31-09	7.12	0.23	•	2.11	2.34	0.20		—	—	0.20	—	9.26	33.75	1.01	0.89	†	0.89	†	3.20	†	190,880	76
Class S
06-30-14	10.90	0.11	•	1.16	1.27	—		—	—	—	—	12.17	11.65	1.23	1.14		1.14		2.00		169,562	18
12-31-13	11.11	0.16	•	0.26	0.42	0.63		—	—	0.63	—	10.90	3.71	1.23	1.14		1.14		1.42		161,379	35
12-31-12	8.89	0.19	•	2.08	2.27	0.05		—	—	0.05	—	11.11	25.65	1.25	1.14		1.14		1.86		173,554	43
12-31-11	9.70	0.16	•	(0.64)	(0.48)	0.33		—	—	0.33	—	8.89	(5.30)	1.22	1.14		1.14		1.70		154,055	34
12-31-10	9.22	0.15	•	1.17	1.32	0.84		—	—	0.84	—	9.70	16.00	1.23	1.14	†	1.14	†	1.66	†	187,177	56
12-31-09	7.09	0.21		2.10	2.31	0.18		—	—	0.18	—	9.22	33.42	1.26	1.14	†	1.14	†	2.79	†	184,853	76
Class S2
06-30-14	10.96	0.10	•	1.16	1.26	—		—	—	—	—	12.22	11.50	1.48	1.29		1.29		1.85		1,897	18
12-31-13	11.17	0.14	•	0.26	0.40	0.61		—	—	0.61	—	10.96	3.54	1.48	1.29		1.29		1.27		1,842	35
12-31-12	8.93	0.17	•	2.11	2.28	0.04		—	—	0.04	—	11.17	25.52	1.50	1.29		1.29		1.71		1,935	43
12-31-11	9.74	0.15	•	(0.64)	(0.49)	0.32		—	—	0.32	—	8.93	(5.43)	1.47	1.29		1.29		1.55		1,815	34
12-31-10	9.26	0.14	•	1.17	1.31	0.83		—	—	0.83	—	9.74	15.77	1.48	1.29	†	1.29	†	1.51	†	2,265	56
12-31-09	7.11	0.18		2.14	2.32	0.17		—	—	0.17	—	9.26	33.26	1.51	1.29	†	1.29	†	2.62	†	2,298	76

See Accompanying Notes to Financial Statements

27

FINANCIAL HIGHLIGHTS (Unaudited) (continued)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions							Ratios to average net assets							Supplemental data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return (1)	Expenses before reductions/ additions(2) (3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)		Expense net of all reductions/ additions(2)(3)(4)		Net investment income (loss)(2)(3)		Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)		(%)		(%)		($000’s)	(%)
VY FMRSM Diversified Mid Cap Portfolio
Class ADV
06-30-14	20.43	(0.03	)•	1.01	0.98	—	—	—	—	—	21.41	4.80	1.39	1.24		1.24		(0.26)		71,644	82
12-31-13	15.15	(0.00	)*	5.38	5.38	0.03	0.07	—	0.10	—	20.43	35.62	1.39	1.24		1.24		(0.03)		70,648	132
12-31-12	13.30	0.05		1.84	1.89	0.04	—	—	0.04	—	15.15	14.24	1.39	1.24		1.24		0.36		56,105	186
12-31-11	15.02	(0.04)		(1.65)	(1.69)	0.03	—	—	0.03	—	13.30	(11.28)	1.39	1.24		1.24		(0.30)		53,845	88
12-31-10	11.75	(0.01)		3.29	3.28	0.01	—	—	0.01	—	15.02	27.89	1.39	1.24	†	1.24	†	(0.11	)†	38,961	34
12-31-09	8.49	0.00	*	3.28	3.28	0.02	—	—	0.02	—	11.75	38.65	1.40	1.24		1.24		0.05		11,364	59
Class I
06-30-14	20.88	0.04	•	1.03	1.07	—	—	—	—	—	21.95	5.12	0.64	0.64		0.64		0.35		114,530	82
12-31-13	15.47	0.10	•	5.51	5.61	0.13	0.07	—	0.20	—	20.88	36.39	0.64	0.64		0.64		0.58		110,005	132
12-31-12	13.58	0.15	•	1.88	2.03	0.14	—	—	0.14	—	15.47	14.93	0.64	0.64		0.64		1.03		92,185	186
12-31-11	15.24	0.05		(1.68)	(1.63)	0.03	—	—	0.03	—	13.58	(10.72)	0.64	0.64		0.64		0.28		75,502	88
12-31-10	11.89	0.06		3.34	3.40	0.05	—	—	0.05	—	15.24	28.62	0.64	0.64	†	0.64	†	0.48	†	93,325	34
12-31-09	8.57	0.07	•	3.32	3.39	0.07	—	—	0.07	—	11.89	39.61	0.65	0.64		0.64		0.68		74,080	59
Class S
06-30-14	20.75	0.01		1.03	1.04	—	—	—	—	—	21.79	5.01	0.89	0.89		0.89		0.09		923,969	82
12-31-13	15.38	0.07	•	5.46	5.53	0.09	0.07	—	0.16	—	20.75	36.02	0.89	0.89		0.89		0.33		964,463	132
12-31-12	13.50	0.10	•	1.87	1.97	0.09	—	—	0.09	—	15.38	14.63	0.89	0.89		0.89		0.69		848,802	186
12-31-11	15.19	0.01		(1.67)	(1.66)	0.03	—	—	0.03	—	13.50	(10.95)	0.89	0.89		0.89		0.03		901,291	88
12-31-10	11.85	0.03		3.33	3.36	0.02	—	—	0.02	—	15.19	28.36	0.89	0.89	†	0.89	†	0.23	†	1,196,633	34
12-31-09	8.55	0.04		3.31	3.35	0.05	—	—	0.05	—	11.85	39.18	0.90	0.89		0.89		0.40		984,825	59
Class S2
06-30-14	20.63	(0.00	)*	1.02	1.02	—	—	—	—	—	21.65	4.94	1.14	1.04		1.04		(0.06)		76,554	82
12-31-13	15.29	0.04		5.43	5.47	0.06	0.07	—	0.13	—	20.63	35.86	1.14	1.04		1.04		0.17		76,836	132
12-31-12	13.43	0.09		1.84	1.93	0.07	—	—	0.07	—	15.29	14.41	1.14	1.04		1.04		0.56		65,198	186
12-31-11	15.13	(0.02)		(1.65)	(1.67)	0.03	—	—	0.03	—	13.43	(11.06)	1.14	1.04		1.04		(0.12)		62,480	88
12-31-10	11.81	0.01		3.32	3.33	0.01	—	—	0.01	—	15.13	28.17	1.14	1.04	†	1.04	†	0.08	†	71,542	34
12-31-09	8.52	0.02		3.31	3.33	0.04	—	—	0.04	—	11.81	39.05	1.15	1.04		1.04		0.25		49,665	59
VY Invesco Growth and Income Portfolio
Class ADV
06-30-14	30.92	0.40	•	1.66	2.06	—	—	—	—	—	32.98	6.66	1.39	1.24		1.24		2.57		16,367	13
12-31-13	23.41	0.25	•	7.55	7.80	0.29	—	—	0.29	—	30.92	33.45	1.39	1.24		1.23		0.92		15,200	28
12-31-12	20.82	0.27	•	2.66	2.93	0.34	—	—	0.34	—	23.41	14.17	1.40	1.25		1.24		1.19		9,405	25
12-31-11	21.62	0.24	•	(0.78)	(0.54)	0.26	—	—	0.26	—	20.82	(2.55)	1.40	1.25		1.24		1.12		9,099	19
12-31-10	19.33	0.16	•	2.18	2.34	0.05	—	—	0.05	—	21.62	12.14	1.40	1.25	†	1.24	†	0.80	†	7,565	27
12-31-09	15.80	0.17	•	3.55	3.72	0.19	—	—	0.19	—	19.33	23.57	1.41	1.26	†	1.26	†	1.03	†	2,692	52
Class I
06-30-14	31.08	0.50	•	1.67	2.17	—	—	—	—	—	33.25	6.98	0.64	0.64		0.64		3.21		25,556	13
12-31-13	23.50	0.43	•	7.58	8.01	0.43	—	—	0.43	—	31.08	34.23	0.64	0.64		0.63		1.53		24,742	28
12-31-12	20.90	0.41	•	2.66	3.07	0.47	—	—	0.47	—	23.50	14.89	0.65	0.65		0.64		1.80		16,952	25
12-31-11	21.63	0.36	•	(0.77)	(0.41)	0.32	—	—	0.32	—	20.90	(1.96)	0.65	0.65		0.64		1.66		8,679	19
12-31-10	19.23	0.28	•	2.17	2.45	0.05	—	—	0.05	—	21.63	12.78	0.65	0.65	†	0.64	†	1.40	†	20,244	27
12-31-09	15.69	0.27		3.54	3.81	0.27	—	—	0.27	—	19.23	24.30	0.66	0.66	†	0.66	†	1.67	†	16,614	52
Class S
06-30-14	31.19	0.46	•	1.68	2.14	—	—	—	—	—	33.33	6.86	0.89	0.89		0.89		2.93		558,724	13
12-31-13	23.59	0.35	•	7.61	7.96	0.36	—	—	0.36	—	31.19	33.88	0.89	0.89		0.88		1.27		566,801	28
12-31-12	20.98	0.35	•	2.67	3.02	0.41	—	—	0.41	—	23.59	14.56	0.90	0.90		0.89		1.55		460,995	25
12-31-11	21.70	0.31	•	(0.77)	(0.46)	0.26	—	—	0.26	—	20.98	(2.16)	0.90	0.90		0.89		1.43		474,352	19
12-31-10	19.34	0.23	•	2.18	2.41	0.05	—	—	0.05	—	21.70	12.50	0.90	0.90	†	0.89	†	1.16	†	559,031	27
12-31-09	15.78	0.23	•	3.56	3.79	0.23	—	—	0.23	—	19.34	24.02	0.91	0.91	†	0.91	†	1.43	†	570,662	52

See Accompanying Notes to Financial Statements

28

FINANCIAL HIGHLIGHTS (Unaudited) (continued)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions									Ratios to average net assets							Supplemental data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income		From net realized gains	From return of capital	Total distributions		Payment by affiliate	Net asset value, end of year or period	Total Return (1)	Expenses before reductions/ additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)		Expense net of all reductions/ additions(2)(3)(4)		Net investment income (loss)(2)(3)		Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)		($)	($)	($)		($)	($)	(%)	(%)	(%)		(%)		(%)		($000’s)	(%)
VY Invesco Growth and Income Portfolio (continued)
Class S2
06-30-14	31.00	0.43	•	1.67	2.10	—		—	—	—		—	33.10	6.77	1.14	1.04		1.04		2.78		49,153	13
12-31-13	23.45	0.31	•	7.56	7.87	0.32		—	—	0.32		—	31.00	33.70	1.14	1.04		1.03		1.12		50,774	28
12-31-12	20.85	0.32	•	2.66	2.98	0.38		—	—	0.38		—	23.45	14.41	1.15	1.05		1.04		1.40		45,598	25
12-31-11	21.58	0.28	•	(0.78)	(0.50)	0.23		—	—	0.23		—	20.85	(2.36)	1.15	1.05		1.04		1.28		45,015	19
12-31-10	19.26	0.20	•	2.17	2.37	0.05		—	—	0.05		—	21.58	12.34	1.15	1.05	†	1.04	†	1.01	†	52,679	27
12-31-09	15.72	0.21	•	3.53	3.74	0.20		—	—	0.20		—	19.26	23.83	1.16	1.06	†	1.06	†	1.28	†	51,397	52
VY JPMorgan Emerging Markets Equity Portfolio
Class ADV
06-30-14	18.39	0.07	•	1.47	1.54	—		—	—	—		—	19.93	8.37	2.01	1.86		1.86		0.72		46,947	14
12-31-13	20.19	0.07	•	(1.31)	(1.24)	0.12		0.44	—	0.56		—	18.39	(6.07)	2.01	1.86		1.86		0.36		43,996	45
12-31-12	17.48	0.06		3.14	3.20	—		0.49	—	0.49		—	20.19	18.71	2.01	1.86		1.86		0.32		37,375	15
12-31-11	22.36	0.06	•	(4.06)	(4.00)	0.19		0.69	—	0.88		—	17.48	(18.53)	2.01	1.86		1.86		0.30		29,692	19
12-31-10	20.00	(0.05)		3.75	3.70	0.12		1.22	—	1.34		—	22.36	19.87	2.01	1.86		1.86		(0.29)		26,579	13
12-31-09	11.80	0.01		8.32	8.33	0.13		—	—	0.13		—	20.00	70.91	2.01	1.86		1.86		0.15		4,140	34
Class I
06-30-14	19.10	0.12	•	1.54	1.66	—		—	—	—		—	20.76	8.69	1.26	1.26		1.26		1.21		79,458	14
12-31-13	20.93	0.19	•	(1.35)	(1.16)	0.23		0.44	—	0.67		—	19.10	(5.49)	1.26	1.26		1.26		0.97		136,636	45
12-31-12	18.01	0.17	•	3.24	3.41	—		0.49	—	0.49		—	20.93	19.33	1.26	1.26		1.26		0.84		177,486	15
12-31-11	22.92	0.20	•	(4.19)	(3.99)	0.23		0.69	—	0.92		—	18.01	(18.05)	1.26	1.26		1.26		0.95		227,942	19
12-31-10	20.38	0.09		3.83	3.92	0.16		1.22	—	1.38		—	22.92	20.63	1.26	1.26		1.26		0.46		261,290	13
12-31-09	12.03	0.13	•	8.48	8.61	0.26		—	—	0.26		—	20.38	72.16	1.26	1.26		1.26		0.86		202,720	34
Class S
06-30-14	19.00	0.10	•	1.53	1.63	—		—	—	—		—	20.63	8.58	1.51	1.51		1.51		1.06		575,130	14
12-31-13	20.82	0.16		(1.37)	(1.21)	0.17		0.44	—	0.61		—	19.00	(5.74)	1.51	1.51		1.51		0.73		573,548	45
12-31-12	17.95	0.13		3.23	3.36	—		0.49	—	0.49		—	20.82	19.11	1.51	1.51		1.51		0.67		650,690	15
12-31-11	22.85	0.14		(4.17)	(4.03)	0.18		0.69	—	0.87		—	17.95	(18.27)	1.51	1.51		1.51		0.63		570,995	19
12-31-10	20.33	0.06		3.79	3.85	0.11		1.22	—	1.33		—	22.85	20.29	1.51	1.51		1.51		0.22		764,106	13
12-31-09	12.00	0.08	•	8.46	8.54	0.21		—	—	0.21		—	20.33	71.70	1.51	1.51		1.51		0.52		786,256	34
Class S2
06-30-14	18.81	0.09	•	1.51	1.60	—		—	—	—		—	20.41	8.51	1.76	1.66		1.66		0.92		25,961	14
12-31-13	20.62	0.11		(1.34)	(1.23)	0.14		0.44	—	0.58		—	18.81	(5.89)	1.76	1.66		1.66		0.58		26,016	45
12-31-12	17.81	0.10		3.20	3.30	—		0.49	—	0.49		—	20.62	18.92	1.76	1.66		1.66		0.51		27,693	15
12-31-11	22.68	0.12		(4.15)	(4.03)	0.15		0.69	—	0.84		—	17.81	(18.40)	1.76	1.66		1.66		0.48		25,577	19
12-31-10	20.19	0.02		3.78	3.80	0.09		1.22	—	1.31		—	22.68	20.15	1.76	1.66		1.66		0.06		35,523	13
12-31-09	11.92	0.06		8.39	8.45	0.18		—	—	0.18		—	20.19	71.27	1.76	1.66		1.66		0.37		33,343	34
VY Marsico Growth Portfolio
Class ADV
06-30-14	25.07	(0.05	)•	1.18	1.13	—		—	—	—		—	26.20	4.51	1.63	1.43		1.43		(0.44)		7,981	37
12-31-13	18.67	(0.08	)•	6.61	6.53	0.13		—	—	0.13		—	25.07	35.07	1.58	1.43		1.43		(0.36)		7,546	111
12-31-12	16.65	0.06		1.96	2.02	—		—	—	—		—	18.67	12.13	1.57	1.42		1.42		0.36		5,072	74
12-31-11	17.00	(0.01	)•	(0.33)	(0.34)	0.01		—	—	0.01		—	16.65	(2.02)	1.57	1.42		1.42		(0.07)		4,073	65
12-31-10	14.29	(0.01	)•	2.77	2.76	0.05		—	—	0.05		—	17.00	19.35	1.56	1.41	†	1.41	†	(0.10	)†	8,140	79
12-31-09	11.11	0.02	•	3.16	3.18	0.00	*	—	—	0.00	*	—	14.29	28.63	1.56	1.41	†	1.41	†	0.19	†	4,313	74
Class I
06-30-14	25.60	0.02	•	1.21	1.23	—		—	—	—		—	26.83	4.80	0.88	0.83		0.83		0.16		33,494	37
12-31-13	19.03	0.05	•	6.75	6.80	0.23		—	—	0.23		—	25.60	35.89	0.83	0.83		0.83		0.25		30,754	111
12-31-12	16.97	0.12	•	2.06	2.18	0.12		—	—	0.12		—	19.03	12.89	0.82	0.82		0.82		0.63		26,180	74
12-31-11	17.29	0.11		(0.35)	(0.24)	0.08		—	—	0.08		—	16.97	(1.41)	0.82	0.82		0.82		0.56		147,444	65
12-31-10	14.51	0.08		2.82	2.90	0.12		—	—	0.12		—	17.29	20.13	0.81	0.81	†	0.81	†	0.47	†	188,224	79
12-31-09	11.36	0.10	•	3.20	3.30	0.15		—	—	0.15		—	14.51	29.30	0.81	0.81	†	0.81	†	0.80	†	182,448	74

See Accompanying Notes to Financial Statements

29

FINANCIAL HIGHLIGHTS (Unaudited) (continued)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions							Ratios to average net assets							Supplemental data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return (1)	Expenses before reductions/ additions(2) (3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)		Expense net of all reductions/ additions(2)(3)(4)		Net investment income (loss)(2)(3)		Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)		(%)		(%)		($000’s)	(%)
VY Marsico Growth Portfolio (continued)
Class S
06-30-14	25.32	(0.01)		1.20	1.19	—	—	—	—	—	26.51	4.70	1.13	1.08		1.08		(0.09)		508,631	37
12-31-13	18.83	0.01		6.65	6.66	0.17	—	—	0.17	—	25.32	35.51	1.08	1.08		1.08		0.00	*	530,591	111
12-31-12	16.80	0.13	•	1.97	2.10	0.07	—	—	0.07	—	18.83	12.52	1.07	1.07		1.07		0.69		451,755	74
12-31-11	17.12	0.05	•	(0.33)	(0.28)	0.04	—	—	0.04	—	16.80	(1.66)	1.07	1.07		1.07		0.32		466,896	65
12-31-10	14.37	0.04		2.79	2.83	0.08	—	—	0.08	—	17.12	19.83	1.06	1.06	†	1.06	†	0.22	†	609,780	79
12-31-09	11.24	0.07		3.17	3.24	0.11	—	—	0.11	—	14.37	29.00	1.06	1.06	†	1.06	†	0.54	†	546,201	74
Class S2
06-30-14	25.14	(0.03	)•	1.18	1.15	—	—	—	—	—	26.29	4.57	1.38	1.23		1.23		(0.24)		18,340	37
12-31-13	18.69	(0.03	)•	6.62	6.59	0.14	—	—	0.14	—	25.14	35.38	1.33	1.23		1.23		(0.15)		18,311	111
12-31-12	16.68	0.10	•	1.96	2.06	0.05	—	—	0.05	—	18.69	12.33	1.32	1.22		1.22		0.55		16,602	74
12-31-11	17.00	0.04		(0.34)	(0.30)	0.02	—	—	0.02	—	16.68	(1.79)	1.32	1.22		1.22		0.17		16,419	65
12-31-10	14.28	0.02		2.76	2.78	0.06	—	—	0.06	—	17.00	19.58	1.31	1.21	†	1.21	†	0.07	†	18,825	79
12-31-09	11.16	0.05		3.16	3.21	0.09	—	—	0.09	—	14.28	28.88	1.31	1.21	†	1.21	†	0.39	†	17,478	74
VY MFS Total Return Portfolio
Class ADV
06-30-14	18.53	0.17	•	0.76	0.93	—	—	—	—	—	19.46	5.02	1.50	1.31		1.31		1.87		12,430	12
12-31-13	15.98	0.25	•	2.65	2.90	0.35	—	—	0.35	—	18.53	18.29	1.46	1.31		1.30		1.45		10,494	59
12-31-12	14.76	0.27	•	1.30	1.57	0.35	—	—	0.35	—	15.98	10.76	1.46	1.31		1.31		1.71		7,345	22
12-31-11	14.92	0.27	•	(0.08)	0.19	0.35	—	—	0.35	—	14.76	1.25	1.45	1.30		1.30		1.84		5,177	19
12-31-10	13.69	0.25	•	1.04	1.29	0.06	—	—	0.06	—	14.92	9.49	1.45	1.30		1.29		1.78		4,361	30
12-31-09	11.90	0.29		1.79	2.08	0.29	—	—	0.29	—	13.69	17.48	1.45	1.30		1.29		2.39		2,184	44
Class I
06-30-14	18.73	0.23	•	0.76	0.99	—	—	—	—	—	19.72	5.29	0.75	0.71		0.71		2.47		118,646	12
12-31-13	16.11	0.36	•	2.68	3.04	0.42	—	—	0.42	—	18.73	19.05	0.71	0.71		0.70		2.04		115,824	59
12-31-12	14.86	0.36	•	1.31	1.67	0.42	—	—	0.42	—	16.11	11.41	0.71	0.71		0.71		2.31		107,119	22
12-31-11	14.98	0.36	•	(0.07)	0.29	0.41	—	—	0.41	—	14.86	1.86	0.70	0.70		0.70		2.42		108,731	19
12-31-10	13.66	0.34	•	1.04	1.38	0.06	—	—	0.06	—	14.98	10.17	0.70	0.70		0.69		2.39		122,406	30
12-31-09	11.87	0.37	•	1.78	2.15	0.36	—	—	0.36	—	13.66	18.14	0.70	0.70		0.69		3.00		127,025	44
Class S
06-30-14	18.73	0.21	•	0.76	0.97	—	—	—	—	—	19.70	5.18	1.00	0.96		0.96		2.22		727,136	12
12-31-13	16.12	0.31	•	2.68	2.99	0.38	—	—	0.38	—	18.73	18.68	0.96	0.96		0.95		1.79		742,791	59
12-31-12	14.86	0.32	•	1.32	1.64	0.38	—	—	0.38	—	16.12	11.17	0.96	0.96		0.96		2.06		705,517	22
12-31-11	14.98	0.33	•	(0.09)	0.24	0.36	—	—	0.36	—	14.86	1.58	0.95	0.95		0.95		2.17		729,715	19
12-31-10	13.70	0.30	•	1.04	1.34	0.06	—	—	0.06	—	14.98	9.85	0.95	0.95		0.94		2.14		847,131	30
12-31-09	11.90	0.34	•	1.79	2.13	0.33	—	—	0.33	—	13.70	17.91	0.95	0.95		0.94		2.74		904,853	44
Class S2
06-30-14	18.56	0.19	•	0.75	0.94	—	—	—	—	—	19.50	5.06	1.25	1.11		1.11		2.07		31,363	12
12-31-13	15.97	0.29	•	2.65	2.94	0.35	—	—	0.35	—	18.56	18.56	1.21	1.11		1.10		1.64		31,856	59
12-31-12	14.73	0.30	•	1.30	1.60	0.36	—	—	0.36	—	15.97	10.96	1.21	1.11		1.11		1.91		31,624	22
12-31-11	14.85	0.30	•	(0.08)	0.22	0.34	—	—	0.34	—	14.73	1.47	1.20	1.10		1.10		2.03		31,504	19
12-31-10	13.60	0.28	•	1.03	1.31	0.06	—	—	0.06	—	14.85	9.70	1.20	1.10		1.09		1.99		35,158	30
12-31-09	11.82	0.32	•	1.77	2.09	0.31	—	—	0.31	—	13.60	17.69	1.20	1.10		1.09		2.60		35,301	44
VY MFS Utilities Portfolio
Class ADV
06-30-14	17.48	0.32	•	2.61	2.93	—	—	—	—	—	20.41	16.76	1.58	1.37		1.36		3.45		62,398	23
12-31-13	14.85	0.39	•	2.55	2.94	0.31	—	—	0.31	—	17.48	19.82	1.52	1.37		1.36		2.32		48,063	45
12-31-12	13.55	0.34	•	1.38	1.72	0.42	—	—	0.42	—	14.85	12.82	1.54	1.39		1.39		2.35		29,965	49
12-31-11	13.22	0.37	•	0.43	0.80	0.47	—	—	0.47	—	13.55	6.04	1.53	1.38		1.37		2.70		18,817	52
12-31-10	11.97	0.35	•	1.24	1.59	0.34	—	—	0.34	—	13.22	13.29	1.52	1.37		1.36		2.79		5,970	56
12-31-09	9.49	0.48	•	2.57	3.05	0.55	—	0.02	0.57	—	11.97	32.35	1.55	1.40		1.38		4.61		658	71

See Accompanying Notes to Financial Statements

30

FINANCIAL HIGHLIGHTS (Unaudited) (continued)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions							Ratios to average net assets				Supplemental data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return (1)	Expenses before reductions/ additions(2) (3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expense net of all reductions/ additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
VY MFS Utilities Portfolio (continued)
Class I
06-30-14	17.74	0.38	•	2.66	3.04	—	—	—	—	—	20.78	17.14	0.83	0.77	0.76	4.05	5,402	23
12-31-13	15.05	0.50	•	2.59	3.09	0.40	—	—	0.40	—	17.74	20.54	0.77	0.77	0.76	2.96	4,627	45
12-31-12	13.71	0.42	•	1.42	1.84	0.50	—	—	0.50	—	15.05	13.53	0.79	0.79	0.79	2.91	4,493	49
12-31-11	13.35	0.49	•	0.39	0.88	0.52	—	—	0.52	—	13.71	6.62	0.78	0.78	0.77	3.48	4,636	52
12-31-10	12.03	0.41	•	1.28	1.69	0.37	—	—	0.37	—	13.35	14.08	0.77	0.77	0.76	3.35	4,844	56
12-31-09	9.53	0.53	•	2.60	3.13	0.61	—	0.02	0.63	—	12.03	33.11	0.80	0.80	0.78	5.11	5,180	71
Class S
06-30-14	17.67	0.35	•	2.66	3.01	—	—	—	—	—	20.68	17.03	1.08	1.02	1.01	3.81	652,128	23
12-31-13	15.00	0.45	•	2.57	3.02	0.35	—	—	0.35	—	17.67	20.17	1.02	1.02	1.01	2.69	573,926	45
12-31-12	13.66	0.38	•	1.42	1.80	0.46	—	—	0.46	—	15.00	13.29	1.04	1.04	1.04	2.64	557,017	49
12-31-11	13.30	0.43		0.42	0.85	0.49	—	—	0.49	—	13.66	6.39	1.03	1.03	1.02	3.20	558,900	52
12-31-10	12.00	0.38	•	1.26	1.64	0.34	—	—	0.34	—	13.30	13.68	1.02	1.02	1.01	3.10	515,667	56
12-31-09	9.51	0.50	•	2.59	3.09	0.58	—	0.02	0.60	—	12.00	32.80	1.05	1.05	1.03	4.75	493,128	71
Class S2
06-30-14	17.75	0.34	•	2.66	3.00	—	—	—	—	—	20.75	16.90	1.33	1.17	1.16	3.69	546	23
12-31-13	15.05	0.43	•	2.58	3.01	0.31	—	—	0.31	—	17.75	20.05	1.27	1.17	1.16	2.59	583	45
12-31-12	13.73	0.38	•	1.40	1.78	0.46	—	—	0.46	—	15.05	13.11	1.29	1.19	1.19	2.60	553	49
12-31-11	13.37	0.40	•	0.44	0.84	0.48	—	—	0.48	—	13.73	6.27	1.28	1.18	1.17	2.84	148	52
12-31-10	12.15	0.41	•	1.17	1.58	0.36	—	—	0.36	—	13.37	13.02	1.27	1.17	1.16	3.08	83	56
12-31-09	9.67	0.51	•	2.60	3.11	0.61	—	0.02	0.63	—	12.15	32.42	1.30	1.20	1.18	4.83	1	71
VY Morgan Stanley Global Franchise Portfolio
Class ADV
06-30-14	17.55	0.17	•	0.70	0.87	—	—	—	—	—	18.42	4.96	1.71	1.56	1.56	1.94	55,852	13
12-31-13	15.98	0.20	•	2.74	2.94	0.37	1.00	—	1.37	—	17.55	19.02	1.71	1.56	1.56	1.17	52,318	21
12-31-12	14.84	0.27	•	1.94	2.21	0.28	0.79	—	1.07	—	15.98	15.38	1.71	1.56	1.56	1.69	26,169	28
12-31-11	13.99	0.17	•	1.07	1.24	0.39	—	—	0.39	—	14.84	8.75	1.72	1.57	1.57	1.17	9,740	35
12-31-10	12.42	0.03	•	1.63	1.66	0.09	—	—	0.09	—	13.99	13.40	1.73	1.58	1.58	0.22	2,567	47
12-31-09	10.78	0.15		2.65	2.80	0.79	0.37	—	1.16	—	12.42	28.15	1.74	1.59	1.59	1.29	1	21
Class S
06-30-14	18.16	0.21	•	0.73	0.94	—	—	—	—	—	19.10	5.18	1.21	1.21	1.21	2.28	374,763	13
12-31-13	16.44	0.29	•	2.80	3.09	0.37	1.00	—	1.37	—	18.16	19.42	1.21	1.21	1.21	1.67	385,597	21
12-31-12	15.18	0.36	•	1.97	2.33	0.28	0.79	—	1.07	—	16.44	15.79	1.21	1.21	1.21	2.24	364,277	28
12-31-11	14.24	0.28	•	1.02	1.30	0.36	—	—	0.36	—	15.18	9.05	1.22	1.22	1.22	1.83	339,475	35
12-31-10	12.56	0.23		1.51	1.74	0.06	—	—	0.06	—	14.24	13.89	1.23	1.23	1.23	1.79	331,750	47
12-31-09	10.89	0.17	•	2.72	2.89	0.85	0.37	—	1.22	—	12.56	28.90	1.24	1.24	1.24	1.57	277,784	21
Class S2
06-30-14	18.05	0.19	•	0.73	0.92	—	—	—	—	—	18.97	5.10	1.46	1.36	1.36	2.15	60,262	13
12-31-13	16.34	0.27	•	2.78	3.05	0.34	1.00	—	1.34	—	18.05	19.28	1.46	1.36	1.36	1.53	61,560	21
12-31-12	15.10	0.34	•	1.94	2.28	0.25	0.79	—	1.04	—	16.34	15.53	1.46	1.36	1.36	2.10	59,545	28
12-31-11	14.16	0.26	•	1.01	1.27	0.33	—	—	0.33	—	15.10	8.92	1.47	1.37	1.37	1.72	58,797	35
12-31-10	12.48	0.22	•	1.50	1.72	0.04	—	—	0.04	—	14.16	13.82	1.48	1.38	1.38	1.67	62,756	47
12-31-09	10.83	0.16	•	2.69	2.85	0.83	0.37	—	1.20	—	12.48	28.58	1.49	1.39	1.39	1.46	60,930	21
VY T. Rowe Price Capital Appreciation Portfolio
Class ADV
06-30-14	27.68	0.13	•	1.74	1.87	—	—	—	—	—	29.55	6.76	1.39	1.24	1.24	0.95	409,861	30
12-31-13	24.54	0.19	•	5.00	5.19	0.24	1.81	—	2.05	—	27.68	21.75	1.39	1.24	1.24	0.72	350,643	69
12-31-12	22.46	0.31	•	2.80	3.11	0.33	0.70	—	1.03	—	24.54	14.10	1.40	1.25	1.25	1.30	199,893	76
12-31-11	22.26	0.31	•	0.27	0.58	0.38	—	—	0.38	—	22.46	2.59	1.40	1.25	1.25	1.33	131,571	85
12-31-10	19.88	0.27	•	2.43	2.70	0.32	—	—	0.32	—	22.26	13.63	1.40	1.25	1.25	1.33	88,819	71
12-31-09	15.19	0.36	•	4.61	4.97	0.28	—	—	0.28	—	19.88	32.74	1.41	1.26	1.26	2.08	37,968	96

See Accompanying Notes to Financial Statements

31

FINANCIAL HIGHLIGHTS (Unaudited) (continued)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions							Ratios to average net assets				Supplemental data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return (1)	Expenses before reductions/ additions(2) (3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expense net of all reductions/ additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
VY T. Rowe Price Capital Appreciation Portfolio (continued)
Class I
06-30-14	28.34	0.22	•	1.79	2.01	—	—	—	—	—	30.35	7.09	0.64	0.64	0.64	1.54	1,110,498	30
12-31-13	25.04	0.36	•	5.12	5.48	0.37	1.81	—	2.18	—	28.34	22.49	0.64	0.64	0.64	1.31	989,583	69
12-31-12	22.87	0.46	•	2.86	3.32	0.45	0.70	—	1.15	—	25.04	14.78	0.65	0.65	0.65	1.89	652,221	76
12-31-11	22.65	0.45	•	0.27	0.72	0.50	—	—	0.50	—	22.87	3.16	0.65	0.65	0.65	1.91	436,806	85
12-31-10	20.18	0.40	•	2.48	2.88	0.41	—	—	0.41	—	22.65	14.31	0.65	0.65	0.65	1.90	454,380	71
12-31-09	15.40	0.47	•	4.70	5.17	0.39	—	—	0.39	—	20.18	33.57	0.66	0.66	0.66	2.65	306,468	96
Class S
06-30-14	28.36	0.19	•	1.79	1.98	—	—	—	—	—	30.34	6.98	0.89	0.89	0.89	1.29	4,119,258	30
12-31-13	25.06	0.29	•	5.12	5.41	0.30	1.81	—	2.11	—	28.36	22.20	0.89	0.89	0.89	1.05	4,002,988	69
12-31-12	22.89	0.40	•	2.86	3.26	0.39	0.70	—	1.09	—	25.06	14.48	0.90	0.90	0.90	1.64	3,379,234	76
12-31-11	22.67	0.39	•	0.27	0.66	0.44	—	—	0.44	—	22.89	2.89	0.90	0.90	0.90	1.66	3,214,571	85
12-31-10	20.20	0.34	•	2.48	2.82	0.35	—	—	0.35	—	22.67	14.03	0.90	0.90	0.90	1.63	3,376,297	71
12-31-09	15.42	0.42		4.70	5.12	0.34	—	—	0.34	—	20.20	33.24	0.91	0.91	0.91	2.43	3,140,972	96
Class S2
06-30-14	28.23	0.16	•	1.79	1.95	—	—	—	—	—	30.18	6.91	1.14	1.04	1.04	1.14	95,312	30
12-31-13	24.96	0.24	•	5.10	5.34	0.26	1.81	—	2.07	—	28.23	21.98	1.14	1.04	1.04	0.90	92,805	69
12-31-12	22.80	0.36	•	2.86	3.22	0.36	0.70	—	1.06	—	24.96	14.34	1.15	1.05	1.05	1.49	85,723	76
12-31-11	22.58	0.35	•	0.27	0.62	0.40	—	—	0.40	—	22.80	2.73	1.15	1.05	1.05	1.51	77,565	85
12-31-10	20.12	0.31	•	2.47	2.78	0.32	—	—	0.32	—	22.58	13.86	1.15	1.05	1.05	1.47	85,201	71
12-31-09	15.36	0.40	•	4.67	5.07	0.31	—	—	0.31	—	20.12	33.05	1.16	1.06	1.06	2.30	84,840	96
VY T. Rowe Price Equity Income Portfolio
Class ADV
06-30-14	16.60	0.14	•	0.85	0.99	—	—	—	—	—	17.59	5.96	1.39	1.24	1.24	1.68	67,640	3
12-31-13	13.02	0.17		3.63	3.80	0.21	0.01	—	0.22	—	16.60	29.22	1.39	1.24	1.24	1.22	66,056	12
12-31-12	11.34	0.20		1.70	1.90	0.22	—	—	0.22	—	13.02	16.77	1.40	1.25	1.25	1.71	45,958	14
12-31-11	11.68	0.18	•	(0.32)	(0.14)	0.20	—	—	0.20	—	11.34	(1.18)	1.40	1.25	1.25	1.52	36,348	22
12-31-10	10.34	0.15	•	1.35	1.50	0.16	—	—	0.16	—	11.68	14.51	1.40	1.25	1.25	1.42	28,478	16
12-31-09	8.41	0.14		1.93	2.07	0.14	—	—	0.14	—	10.34	24.59	1.41	1.26	1.26	1.67	17,601	14
Class I
06-30-14	16.76	0.20	•	0.86	1.06	—	—	—	—	—	17.82	6.32	0.64	0.64	0.64	2.34	200,792	3
12-31-13	13.13	0.28	•	3.65	3.93	0.29	0.01	—	0.30	—	16.76	30.01	0.64	0.64	0.64	1.83	355,229	12
12-31-12	11.43	0.29	•	1.70	1.99	0.29	—	—	0.29	—	13.13	17.44	0.65	0.65	0.65	2.30	361,913	14
12-31-11	11.77	0.25	•	(0.32)	(0.07)	0.27	—	—	0.27	—	11.43	(0.63)	0.65	0.65	0.65	2.07	353,764	22
12-31-10	10.40	0.20		1.38	1.58	0.21	—	—	0.21	—	11.77	15.23	0.65	0.65	0.65	2.01	452,121	16
12-31-09	8.45	0.20	•	1.93	2.13	0.18	—	—	0.18	—	10.40	25.28	0.66	0.66	0.66	2.22	337,251	14
Class S
06-30-14	16.79	0.17	•	0.86	1.03	—	—	—	—	—	17.82	6.13	0.89	0.89	0.89	2.04	1,096,363	3
12-31-13	13.15	0.24	•	3.66	3.90	0.25	0.01	—	0.26	—	16.79	29.74	0.89	0.89	0.89	1.57	1,113,360	12
12-31-12	11.44	0.26	•	1.71	1.97	0.26	—	—	0.26	—	13.15	17.22	0.90	0.90	0.90	2.05	950,612	14
12-31-11	11.78	0.22		(0.32)	(0.10)	0.24	—	—	0.24	—	11.44	(0.89)	0.90	0.90	0.90	1.84	925,797	22
12-31-10	10.41	0.19	•	1.36	1.55	0.18	—	—	0.18	—	11.78	14.94	0.90	0.90	0.90	1.77	957,065	16
12-31-09	8.46	0.18		1.93	2.11	0.16	—	—	0.16	—	10.41	24.99	0.91	0.91	0.91	2.07	891,492	14
Class S2
06-30-14	16.66	0.16	•	0.85	1.01	—	—	—	—	—	17.67	6.06	1.14	1.04	1.04	1.89	137,720	3
12-31-13	13.06	0.21	•	3.63	3.84	0.23	0.01	—	0.24	—	16.66	29.49	1.14	1.04	1.04	1.42	134,882	12
12-31-12	11.37	0.24	•	1.69	1.93	0.24	—	—	0.24	—	13.06	17.01	1.15	1.05	1.05	1.91	102,557	14
12-31-11	11.70	0.19		(0.30)	(0.11)	0.22	—	—	0.22	—	11.37	(0.93)	1.15	1.05	1.05	1.71	82,406	22
12-31-10	10.35	0.16		1.36	1.52	0.17	—	—	0.17	—	11.70	14.72	1.15	1.05	1.05	1.62	74,101	16
12-31-09	8.42	0.16		1.92	2.08	0.15	—	—	0.15	—	10.35	24.74	1.16	1.06	1.06	1.91	54,916	14

See Accompanying Notes to Financial Statements

32

FINANCIAL HIGHLIGHTS (Unaudited) (continued)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions									Ratios to average net assets							Supplemental data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income		From net realized gains	From return of capital	Total distributions		Payment by affiliate	Net asset value, end of year or period	Total Return (1)	Expenses before reductions/ additions(2) (3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)		Expense net of all reductions/ additions(2)(3)(4)		Net investment income (loss)(2)(3)		Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)		($)	($)	($)		($)	($)	(%)	(%)	(%)		(%)		(%)		($000’s)	(%)
VY T. Rowe Price International Stock Portfolio
Class ADV
06-30-14	13.28	0.08	•	0.63	0.71	—		—	—	—		—	13.99	5.35	1.50	1.35		1.35		1.26		13,156	23
12-31-13	11.77	0.10	•	1.53	1.63	0.12		—	—	0.12		—	13.28	13.98	1.52	1.37		1.37		0.78		12,693	48
12-31-12	9.95	0.08	•	1.74	1.82	0.00	*	—	—	0.00	*	—	11.77	18.31	1.51	1.36		1.36		0.74		7,625	40
12-31-11	11.75	0.09		(1.52)	(1.43)	0.37		—	—	0.37		—	9.95	(12.63)	1.56	1.41		1.41		0.85		4,128	135
12-31-10	10.48	0.07		1.31	1.38	0.11		—	—	0.11		—	11.75	13.37	1.50	1.33	†	1.33	†	0.60	†	5,475	132
12-31-09	7.69	0.05	•	2.79	2.84	0.05		—	—	0.05		—	10.48	37.02	1.50	1.29	†	1.29	†	0.58	†	4,737	110
Class I
06-30-14	13.27	0.12	•	0.64	0.76	—		—	—	—		—	14.03	5.73	0.75	0.75		0.75		1.85		54,137	23
12-31-13	11.74	0.17	•	1.52	1.69	0.16		—	—	0.16		—	13.27	14.58	0.77	0.77		0.77		1.37		52,766	48
12-31-12	9.92	0.15	•	1.73	1.88	0.06		—	—	0.06		—	11.74	19.02	0.76	0.76		0.76		1.38		48,992	40
12-31-11	11.70	0.15	•	(1.50)	(1.35)	0.43		—	—	0.43		—	9.92	(12.06)	0.81	0.81		0.81		1.31		51,178	135
12-31-10	10.46	0.11		1.31	1.42	0.18		—	—	0.18		—	11.70	13.92	0.75	0.73	†	0.73	†	1.03	†	191,825	132
12-31-09	7.70	0.11	•	2.79	2.90	0.14		—	—	0.14		—	10.46	38.03	0.75	0.69	†	0.69	†	1.31	†	162,601	110
Class S
06-30-14	13.23	0.11	•	0.62	0.73	—		—	—	—		—	13.96	5.52	1.00	1.00		1.00		1.60		173,734	23
12-31-13	11.70	0.14	•	1.52	1.66	0.13		—	—	0.13		—	13.23	14.33	1.02	1.02		1.02		1.12		171,747	48
12-31-12	9.88	0.12	•	1.73	1.85	0.03		—	—	0.03		—	11.70	18.76	1.01	1.01		1.01		1.15		171,460	40
12-31-11	11.66	0.14		(1.52)	(1.38)	0.40		—	—	0.40		—	9.88	(12.34)	1.06	1.06		1.06		1.15		157,855	135
12-31-10	10.41	0.09	•	1.31	1.40	0.15		—	—	0.15		—	11.66	13.78	1.00	0.98	†	0.98	†	0.90	†	203,858	132
12-31-09	7.66	0.08	•	2.78	2.86	0.11		—	—	0.11		—	10.41	37.60	1.00	0.94	†	0.94	†	0.94	†	220,701	110

(1)	Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(2)	Annualized for periods less than one year.

(3)	Ratios reflect operating expenses of a Portfolio. Expenses before reductions/additions do not reflect amounts reimbursed by an Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Portfolio during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by an Investment Adviser and/or Distributor but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Portfolio. Net investment income (loss) is net of all such additions or reductions.

(4)	Ratios do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.

•	Calculated using average number of shares outstanding throughout the period.

*	Amount is less than $0.005 or 0.005% or more than $(0.005) or (0.005)%.

†	Impact of waiving the advisory fee for the ING Institutional Prime Money Market Fund holding has less than 0.005% impact on the expense ratio and net investment income or loss ratio.

See Accompanying Notes to Financial Statements

33

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2014 (Unaudited)

NOTE 1 — ORGANIZATION

Voya Investors Trust (formerly, ING Investors Trust) (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act” or the “Act”) as an open-end management investment company. The Trust was organized as a Massachusetts business trust on August 3, 1988. The Trust consists of thirty-four active separate investment series. There are fourteen series included in this report (each a “Portfolio” and collectively, the “Portfolios”) and they are: Voya Global Resources Portfolio (“Global Resources”), Voya Liquid Assets Portfolio (“Liquid Assets”), VY BlackRock Health Sciences Opportunities Portfolio (“BlackRock Health Sciences Opportunities”), VY Clarion Global Real Estate Portfolio (“Clarion Global Real Estate”), VY FMRSM Diversified Mid Cap Portfolio (“FMRSM Diversified Mid Cap”), VY Invesco Growth and Income Portfolio (“Invesco Growth and Income”), VY JPMorgan Emerging Markets Equity Portfolio (“JPMorgan Emerging Markets Equity”), VY Marsico Growth Portfolio (“Marsico Growth”), VY MFS Total Return Portfolio (“MFS Total Return”), VY MFS Utilities Portfolio (“MFS Utilities”), VY Morgan Stanley Global Franchise Portfolio (“Morgan Stanley Global Franchise”), VY T. Rowe Price Capital Appreciation Portfolio (“T. Rowe Price Capital Appreciation”), VY T. Rowe Price Equity Income Portfolio (“T. Rowe Price Equity Income”), and VY T. Rowe Price International Stock Portfolio (“T. Rowe Price International Stock”). All of the Portfolios are diversified except for Global Resources and Morgan Stanley Global Franchise, which are non-diversified Portfolios. The investment objective of the Portfolios is described in the Portfolios’ Prospectus.

On July 19, 2014, BlackRock Health Sciences Opportunities and Marsico Growth merged into Voya Large Cap Growth Portfolio, which is not included in this report; MFS Total Return merged into VY Invesco Equity and Income Portfolio, which is not included in this report; and MFS Utilities merged into Voya Large Cap Value Portfolio, which is not included in this report.

The Trust is authorized to offer four classes of shares (Adviser (“Class ADV”), Institutional (“Class I”), Service (“Class S”) and Service 2 (“Class S2”)); however, not all Portfolios currently offer all classes. Each class has equal rights as to class and voting privileges. The classes differ principally in the applicable distribution and shareholder service fees. Generally, shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of a portfolio and earn income and realized gains/losses from a portfolio pro rata based on the average daily net assets of each class, without distinction between share classes. Expenses that are specific to a portfolio or a class are charged directly to that portfolio or class. Other operating expenses shared by several portfolios are generally allocated among those portfolios based on average net assets. Distributions are determined separately for each class based on income and expenses allocated to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder service fees, if applicable.

Directed Services LLC (“DSL”), a Delaware limited liability company, serves as the investment adviser to all of the Portfolios except Clarion Global Real Estate. Voya Investments, LLC (formerly, ING Investments, LLC) (“Voya Investments”), an Arizona limited liability company, serves as the investment adviser to Clarion Global Real Estate. DSL and Voya Investments are collectively referred to as the “Investment Advisers.” Voya Investment Management Co. LLC (formerly, ING Investment Management Co. LLC) (“Voya IM”), a Delaware limited liability company, serves as the sub-adviser to Global Resources and Liquid Assets. Voya Funds Services, LLC (formerly, ING Funds Services, LLC) (“VFS” or the “Administrator”), a Delaware limited liability company, serves as the Administrator to certain Portfolios. Voya Investments Distributor, LLC (formerly, ING Investments Distributor, LLC) (“VID” or the “Distributor”), a Delaware limited liability company, serves as the principal underwriter to the Portfolios.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Portfolios in the preparation of their financial statements. Such policies are in conformity with U.S. generally accepted accounting principles (“GAAP”) for investment companies.

A.  Security Valuation. U.S. GAAP defines fair value as the price the Portfolios would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Investments in equity securities traded on a national securities exchange are valued at the official closing price when available or, for certain markets, the last reported sale price on each valuation day. Securities traded on an exchange for which there has been no sale and securities traded in the over-the-counter-market are valued at the mean between the last reported bid and ask prices on each valuation day. All investments quoted in foreign currencies are valued daily in U.S. dollars on the basis of the foreign currency exchange rates prevailing at that time. Debt securities with more than 60 days to maturity are valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as

34

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2014 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

yields, maturities, liquidity, ratings and traded prices in similar or identical securities. Investments in open-end mutual funds are valued at net asset value (“NAV”). Investments in securities of sufficient credit quality maturing in 60 days or less, as well as all securities in Liquid Assets, are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost and amortizing any discount or premium over the period until maturity, regardless of the impact of fluctuating interest rates or the market value of the security.

Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of fair market value obtained from yield data relating to investments or securities with similar characteristics. U.S. government obligations are valued by using market quotations or independent pricing services which use prices provided by market-makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics.

Securities and assets for which market quotations are not readily available (which may include certain restricted securities which are subject to limitations as to their sale) are valued at their fair values, as defined by the 1940 Act, and as determined in good faith by or under the supervision of the Portfolios’ Board of Trustees (“Board”), in accordance with methods that are specifically authorized by the Board. Securities traded on exchanges, including foreign exchanges, which close earlier than the time that a Portfolio calculates its NAV may also be valued at their fair values, as defined by the 1940 Act, as determined in good faith by or under the supervision of the Board, in accordance with methods that are specifically authorized by the Board. All such fair valuations are made in accordance with valuation procedures of the Portfolios (the “Valuation Procedures”) which have been approved by the Board. The valuation techniques applied in any specific instance are set forth in the Valuation Procedures and may vary from case to case. With respect to a restricted security, for example, consideration is generally given to the cost of the investment, the market value of any unrestricted securities of the same class at the time of valuation, the potential expiration of restrictions on the security, the existence of any registration rights, the costs to the Portfolios related to registration of the security, as well as factors relevant to the issuer itself. Consideration may also be given to the price and extent of any public trading in similar securities of the issuer or comparable companies’ securities. If a significant event which is likely to impact the value of one or more foreign securities held by a Portfolio occurs after the time at which the foreign market for such security(ies) closes but before the time that a Portfolio’s NAV is calculated on any business day, such event may be taken into account in determining the fair value of such security(ies) at the time a Portfolio calculates its NAV. For these purposes, significant events after the close of trading on a foreign market may include, among others, securities trading in the U.S. and other markets, corporate announcements, natural and other disasters, and political and other events. Among other elements of analysis, the Board has authorized the use of one or more research services to assist with the determination of the fair value of foreign securities in light of significant events. Research services use statistical analyses and quantitative models to help determine fair value as of the time a Portfolio calculates its NAV. Unlike the closing price of a security on an exchange, fair value determinations employ elements of judgment, and the fair value assigned to a security may not represent the actual value that a Portfolio could obtain if it were to sell the security at the time of the close of the New York Stock Exchange.

Each investment asset or liability of the Portfolios is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and unobservable inputs, including the sub-adviser’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality which are valued at amortized cost, which approximates fair value, are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing the Portfolios’ investments under these levels of classification is included following the Summary Portfolio of Investments.

The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to the “Pricing Committee” as established by the Portfolios’ Administrator. The Pricing Committee considers all facts they deem relevant that are reasonably available, through either public information or information available to the Investment Adviser or sub-adviser, when determining the fair value of the security. In the event that a security or asset cannot be valued pursuant to one of the valuation methods established by the Board, the fair value of the security or asset will be determined in good faith by the Pricing Committee. When a Portfolio uses these fair valuation methods that use significant unobservable inputs to determine its NAV, securities will be

35

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2014 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

priced by a method that the Pricing Committee believes accurately reflects fair value and are categorized as Level 3 of the fair value hierarchy. The methodologies used for valuing securities are not necessarily an indication of the risks of investing in those securities valued in good faith at fair value nor can it be assured a Portfolio can obtain the fair value assigned to a security if they were to sell the security.

To assess the continuing appropriateness of security valuations, the Pricing Committee may compare prior day prices, prices on comparable securities, and traded prices to the prior or current day prices and the Pricing Committee challenges those prices exceeding certain tolerance levels with the independent pricing service or broker source. For those securities valued in good faith at fair value, the Pricing Committee reviews and affirms the reasonableness of the valuation on a regular basis after considering all relevant information that is reasonably available.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The end of period timing recognition is used for the transfers between Levels of a Portfolio’s assets and liabilities. A reconciliation of Level 3 investments is presented only when a Portfolio has a significant amount of Level 3 investments.

For the period ended June 30, 2014, there have been no significant changes to the fair valuation methodologies.

B.  Security Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Portfolios. Premium amortization and discount accretion are determined by the effective yield method. Real Estate estimates components of distributions from real estate investment trusts (“REITs”). Distributions received in excess of income are recorded as a reduction of cost of the related investments. If Real Estate no longer owns the applicable securities, any distributions received in excess of income are recorded as realized gains.

C.  Foreign Currency Translation. The books and records of the Portfolios are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1)	Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at the end of the day.

(2)	Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at the end of the day, the Portfolios do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities which are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statements of Assets and Liabilities for the estimated tax withholding based on the securities’ current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding tax reclaims recorded on the Portfolios’ books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and U.S. government securities. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities. The foregoing risks are even greater with respect to securities of issuers in emerging markets.

D.  Distributions to Shareholders. The Portfolios record distributions to their shareholders on the ex-dividend date. Dividends from net investment income and capital gains, if any, are declared daily and paid monthly by Liquid Assets. For all other Portfolios, dividends from net investment income and net capital gain distributions, if any, are declared and paid annually. The Portfolios may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed

36

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2014 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

are determined in accordance with income tax regulations, which may differ from U.S. GAAP for investment companies.

E.  Federal Income Taxes. It is the policy of the Portfolios to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized capital gains to their shareholders. Therefore, a federal income tax or excise tax provision is not required. Management has considered the sustainability of the Portfolios’ tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized or expire.

Portfolios may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain.

F.  Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

G.  Risk Exposures and the Use of Derivative Instruments. The Portfolios’ investment strategies permit the Portfolios to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, and purchased and written options. In doing so, a Portfolio will employ strategies in differing combinations to permit it to increase or decrease the level of risk, or change the level or types of exposure to market risk factors. This may allow a Portfolio to pursue its objectives more quickly, and efficiently than if it were to make direct purchases or sales of securities capable of affecting a similar response to market factors.

Market Risk Factors. In pursuit of its investment objectives, a Portfolio may seek to use derivatives to increase or decrease its exposure to the following market risk factors:

Credit Risk. Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer durations, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter durations.

Risks of Investing in Derivatives. A Portfolio’s use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where a Portfolio is using derivatives to decrease, or hedge, exposures to market risk factors for securities held by a Portfolio, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

The use of these strategies involves certain special risks, including a possible imperfect correlation, or even no correlation, between price movements of derivative instruments and price movements of related investments. While some strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in related investments or otherwise, due to the possible inability of a Portfolio to purchase or sell a portfolio security at a time that otherwise would be favorable or the possible need to sell a portfolio security at a disadvantageous time because the Portfolio is required to maintain asset coverage or offsetting positions in connection with transactions in derivative instruments. Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and a Portfolio. Associated risks are not the risks that a Portfolio is attempting to increase or decrease exposure to, per their investment objectives, but are the additional risks from investing in derivatives. Examples of these associated risks are liquidity risk, which is the risk that a Portfolio will not be able to sell the derivative in the open market in a timely manner,

37

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2014 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to a Portfolio. Associated risks can be different for each type of derivative and are discussed by each derivative type in the following notes.

Counterparty Credit Risk and Credit Related Contingent Features. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to a Portfolio. Each Portfolio’s derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. A Portfolio intends to enter into financial transactions with counterparties that it believes to be creditworthy at the time of the transaction. To reduce this risk, a Portfolio enters into master netting arrangements, established within each Portfolio’s International Swap and Derivatives Association, Inc. (“ISDA”) Master Agreements (“Master Agreements”). These agreements are with select counterparties and they govern transactions, including certain over-the-counter (“OTC”) derivative and forward foreign currency contracts, entered into by a Portfolio and the counterparty. The Master Agreements maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified event of termination may give a counterparty the right to terminate all of its contracts and affect settlement of all outstanding transactions under the applicable Master Agreement.

A Portfolio may also enter into collateral agreements with certain counterparties to further mitigate counterparty risk on OTC derivative and forward foreign currency contracts. Subject to established minimum levels, collateral is generally determined based on the net aggregate unrealized gain or loss on contracts with a certain counterparty. Collateral pledged to or from a Portfolio is held in a segregated account by a third-party agent and can be in the form of cash or debt securities issued by the U.S. government or related agencies.

As of June 30, 2014, the maximum amount of loss that BlackRock Health Sciences Opportunities would incur if the counterparties to its derivative transactions failed to perform is $155,551 which represents the gross payments to be received by the Portfolio on open forward foreign currency contracts. There was no collateral posted by any counterparty as of June 30, 2014.

Certain Portfolios have entered into derivative contracts that contain credit related contingent features that if triggered would allow its derivative counterparties to close out and demand payment or additional collateral to cover their exposure from a Portfolio. Credit related contingent features are established between each Portfolio and its derivatives counterparties to reduce the risk that a Portfolio will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in a Portfolio’s net assets and or a percentage decrease in a Portfolio’s NAV, which could cause a Portfolio to accelerate payment of any net liability owed to the counterparty. The contingent features are established within each Portfolio’s Master Agreements.

As of June 30, 2014, BlackRock Health Sciences Opportunities, Invesco Growth and Income, T. Rowe Price Capital Appreciation and T. Rowe Price International had a net liability position of $135,441, $343,841, $16,457,122 and $21,156, respectively, on open forward foreign currency contracts and written options. If a contingent feature would have been triggered as of June 30, 2014, the Portfolios could have been required to pay these amounts in cash to their counterparties. At June 30, 2014, BlackRock Health Sciences Opportunities had pledged $3,878,963 in cash collateral for its open derivative transactions.

H. Forward Foreign Currency Contracts. Certain Portfolios may enter into forward foreign currency contracts primarily to hedge against foreign currency exchange rate risks on their non-U.S. dollar denominated investment securities. When entering into a forward currency contract, a Portfolio agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. These contracts are valued daily and a Portfolio’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included in the Statements of Assets and Liabilities. Realized and unrealized gains and losses are included in the Statements of Operations. These instruments involve market and/or credit risk in excess of the amount recognized in the Statements of Assets and Liabilities. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates. Open forward foreign currency contracts are presented following the respective Summary Portfolio of Investments.

During the period ended June 30, 2014, the following Portfolios had average contract amounts on forward foreign currency contracts to buy and sell as disclosed below. The Portfolios use forward foreign currency contracts primarily to protect its non-U.S. dollar-denominated holdings from adverse currency movements. Please refer to the tables following the respective Summary Portfolio of Investments for open forward

38

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2014 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

currency contracts at June 30, 2014. MFS Utilities did not have any open forward foreign currency contracts at June 30, 2014.

	Buy	Sell
BlackRock Health Sciences Opportunities	$3,423,559	$25,182,038
Invesco Growth and Income	2,559,743	46,576,645
MFS Utilities	7,741,674	70,681,706
T. Rowe Price International Stock	5,447,183	11,788,152

I.  Options Contracts. Certain Portfolios may purchase put and call options and may write (sell) put options and covered call options. The Portfolios may engage in option transactions as a hedge against adverse movements in the value of portfolio holdings or to increase market exposure. Option contracts are valued daily and unrealized gains or losses are recorded based upon the last sales price on the principal exchange on which the options are traded. An amount equal to the proceeds of the premium received by the Portfolios upon the writing of a put or call option is included in the Statements of Assets and Liabilities as an asset and equivalent liability which is subsequently marked-to-market until it is exercised or closed, or it expires. The Portfolios will realize a gain or loss upon the expiration or closing of the option contract. When an option is exercised, the proceeds on sales of the underlying security for a written call option, the purchase cost of the security for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid. Realized and unrealized gains or losses on option contracts are reflected in the accompanying financial statements. The risk in writing a covered call option is that the Portfolios give up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Portfolios may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Portfolios pay a premium whether or not the option is exercised. Risks may also arise from an illiquid secondary market or from the inability of counterparties to meet the terms of the contract.

During the period ended June 30, 2014, BlackRock Health Sciences Opportunities and T. Rowe Price Capital Appreciation had written equity options to generate income. Please refer to the table following the Summary Portfolio of Investments for each respective Portfolio for open written equity options at June 30, 2014.

Please refer to Note 9 for the volume of written option activity during the period ended June 30, 2014 for BlackRock Health Sciences Opportunities and T. Rowe Price Capital Appreciation.

J. Repurchase Agreements. Each Portfolio may invest in repurchase agreements only with government securities dealers recognized by the Board of Governors of the Federal Reserve System. Under such agreements, the seller of the security agrees to repurchase it at a mutually agreed upon time and price. The resale price is in excess of the purchase price and reflects an agreed upon interest rate for the period of time the agreement is outstanding. The period of the repurchase agreements is usually short, from overnight to one week, while the underlying securities generally have longer maturities. Each Portfolio will receive as collateral securities acceptable to it whose market value is equal to at least 100% of the carrying amount of the repurchase agreement, plus accrued interest, being invested by a Portfolio. The underlying collateral is valued daily on a mark-to-market basis to assure that the value, including accrued interest, is at least equal to the repurchase price. If the seller defaults, a Portfolio might incur a loss or delay in the realization of proceeds if the value of the security collateralizing the repurchase agreement declines, and may incur disposition costs in liquidating the collateral.

Repurchase agreements are entered into by the Portfolios under Master Repurchase Agreements (“MRA”) which permit the Portfolios, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset receivables or payables under the MRA with collateral held and/or pledged by the counterparty and create one single net payment due to or from the respective Portfolio. Please refer to the table following the Portfolio of Investments for Liquid Assets for open repurchase agreements subject to the MRA on a net basis at June 30, 2014.

K. Securities Lending. Certain Portfolios may temporarily loan up to 33-1/3% (except for JPMorgan Emerging Markets Equity which may temporarily loan up to 30%) of their total assets to brokers, dealers or other financial institutions in exchange for a negotiated lender’s fee. The borrower is required to fully collateralize the loans with cash or U.S. government securities. Generally, in the event of counterparty default, a Portfolio has the right to use collateral to offset losses incurred. There would be potential loss to a Portfolio in the event a Portfolio is delayed or prevented from exercising its right to dispose of the collateral. Each Portfolio bears the risk of loss with respect to the investment of collateral with the following exception: The Bank of New York Mellon (“BNY”) provides each Portfolio indemnification from loss with the respect to the investment of collateral provided that the cash collateral is invested solely in overnight repurchase agreements. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a Portfolio.

39

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2014 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

L. Restricted Securities. The Portfolios may invest in restricted securities, which include those sold under Rule 144A of the Securities Act of 1933 (“1933 Act”) or securities offered pursuant to Section 4(a)(2) of the 1933 Act, and/or are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Restricted securities are fair valued using market quotations when readily available. In the absence of market quotations, the securities are valued based upon their fair value, as defined by the Act, determined in good faith under procedures approved by the Board.

M. Delayed-Delivery Transactions. Each Portfolio may purchase or sell securities on a when-issued or forward commitment basis. The price of the underlying securities and date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The fair value of such securities is identified in each Portfolio’s Summary Portfolio of Investments. Losses may arise due to changes in the fair value of the securities or from the inability of counterparties to meet the terms of the contract. In connection with such purchases, the Portfolios are required to identify liquid assets sufficient to cover the purchase price.

N. Mortgage Dollar Roll Transactions. In connection with a Portfolio’s ability to purchase or sell securities on a when-issued basis, certain Portfolios may engage in dollar roll transactions with respect to mortgage-backed securities issued by Government National Mortgage Association, Federal National Mortgage Association and Federal Home Loan Mortgage Corp. In a dollar roll transaction, a Portfolio sells a mortgage-backed security to a financial institution, such as a bank or broker/dealer, and simultaneously agrees to repurchase a substantially similar (i.e., same type, coupon, and maturity) security from the institution on a delayed delivery basis at an agreed upon price. In return, the Portfolio is compensated with fee income or receives an advantageous repurchase price (“drop in price”). The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. The Portfolios account for dollar roll transactions as purchases and sales. Fees received from fee based mortgage dollar rolls are recorded as income.

O. Indemnifications. In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated; however, based on experience, management considers the risk of loss from such claims remote.

NOTE 3 — INVESTMENT TRANSACTIONS

For the period ended June 30, 2014, the cost of purchases and the proceeds from the sales of securities, excluding U.S. government and short-term securities, were as follows:

	Purchases	Sales
Global Resources	$194,280,553	$225,104,953
BlackRock Health Sciences Opportunities	130,085,423	125,613,625
Clarion Global Real Estate	79,944,621	58,935,715
FMRSM Diversified Mid Cap	974,190,759	1,084,435,154
Invesco Growth and Income	83,115,394	134,016,113
JPMorgan Emerging Markets Equity	93,679,279	181,675,934
Marsico Growth	209,878,615	266,923,039
MFS Total Return	56,316,522	102,409,285
MFS Utilities	151,044,305	147,497,264
Morgan Stanley Global Franchise	60,293,768	87,652,384
T. Rowe Price Capital Appreciation	1,529,499,207	1,668,895,663
T. Rowe Price Equity Income	47,513,789	296,339,337
T. Rowe Price International Stock	51,869,589	58,246,814

U.S. government securities not included above were as follows:

	Purchases	Sales
MFS Total Return	$48,301,146	$148,553,226
T. Rowe Price Capital Appreciation	25,848,287	89,714,596

NOTE 4 — INVESTMENT MANAGEMENT AND ADMINISTRATIVE FEES

Clarion Global Real Estate has entered into an investment management agreement (“Investment Management Agreement”) with Voya Investments. The Investment Management Agreement compensates Voya Investments with a fee, computed daily and payable monthly, based on the average daily net assets of the Portfolio at the following annual rates:

Portfolio	Fee
Clarion Global Real Estate	0.80% on the first $250 million; 0.775% on the next $250 million; 0.70% on the amount in excess of $500 million

MFS Utilities and T. Rowe Price International Stock have entered into an Investment Management Agreement with DSL. The Investment Management Agreement compensates DSL with a fee, computed daily and payable monthly, based on the average daily net assets of each Portfolio, at the following annual rates:

Portfolio	Fee
MFS Utilities	0.60% on the first $1 billion; 0.55% on the next $500 million; 0.50% on the next $1 billion; 0.47% on the next $1 billion; 0.45% on the next $1 billion; 0.44% on the next $1 billion; 0.43% thereafter
T. Rowe Price International Stock	0.54% on the first $4 billion; 0.53% thereafter

40

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2014 (Unaudited) (continued)

NOTE 4 — INVESTMENT MANAGEMENT AND ADMINISTRATIVE FEES (continued)

Except for the above Portfolios, DSL provides the Portfolios with advisory and administrative services under a Management Agreement (the “Unified Agreement”). Under the Unified Agreement, DSL has overall responsibility for engaging managers and for monitoring and evaluating the management of the assets of each Portfolio. Sub-advisers have full investment discretion and make all determinations with respect to the investment of a Portfolio’s assets and the purchase and sale of portfolio securities and other investments. Pursuant to this Unified Agreement, DSL is also responsible for providing or procuring, at DSL’s expense, the services reasonably necessary for the ordinary operation of each Portfolio, including, among other things, custodial, administrative, transfer agency, portfolio accounting, and auditing. As compensation for its services under the Unified Agreement, the Trust pays DSL a monthly fee (a “Unified Fee”) based on the average daily net assets of each Portfolio at following annual rates:

Portfolio	Fee
Liquid Assets(1)	0.35% on the first $200 million; 0.30% on the next $300 million; 0.25% on the amount in excess of $500 million
BlackRock Health Sciences Opportunities	0.75% on the first $500 million; 0.70% on the amount in excess of $500 million
FMRSM Diversified Mid Cap	0.65% on the first $800 million; 0.60% on the next $700 million; 0.58% on the amount in excess of $1.5 billion
JPMorgan Emerging Markets Equity	1.25%
Marsico Growth	0.85% on the first $250 million; 0.80% on the next $400 million; 0.75% on the next $450 million; 0.70% on the amount in excess of $1.1 billion
MFS Total Return	0.75% on the first $250 million; 0.70% on the next $400 million; 0.65% on the next $450 million; 0.60% on the amount in excess of $1.1 billion
Morgan Stanley Global Franchise	1.00% on the first $250 million; 0.90% on the next $250 million; 0.75% on the amount in excess of $500 million
Global Resources, Invesco Growth and Income, T. Rowe Price Capital Appreciation, and T. Rowe Price Equity Income(2)	0.75% first $750 million; 0.70% on the next $1.25 billion; 0.65% on the next $1.5 billion; 0.60% on the amount in excess of $3.5 billion

(1)	The assets of Liquid Assets are aggregated with those of Voya Limited Maturity Bond Portfolio, which is not included in this report, to determine the Unified Fee.

(2)	The assets of these Portfolios are aggregated with those of VY Clarion Real Estate Portfolio, which is not included in this report, to determine the Unified Fee.

Each Investment Adviser has contractually agreed to waive a portion of the advisory fee for Clarion Global Real Estate3 and T. Rowe Price Equity Income4. For Clarion Global Real Estate, the waiver is calculated as follows:

Waiver = 50% X (former sub-advisory fee rate minus new sub-advisory fee rate)

(3)	Voya Investments has contractually agreed to waive a portion of the advisory fee for the Portfolio. The waiver for Clarion Global Real Estate is limited to an annual 50% of the savings based on the Portfolio’s assets as of May 1, 2009.

(4)	DSL has contractually agreed to waive a portion of the advisory fee for the Portfolio. The waiver for T. Rowe Price Equity Income is based on the total savings in excess of $500,000 as a result of the aggregated sub-advisory fee schedules of T. Rowe Price Equity Income and VY T. Rowe Price Growth Equity Portfolio, which is not included in this report. The aggregated amount of savings is allocated to the two Portfolios pro rata based on each Portfolio’s contribution to the amount saved.

For the period ended June 30, 2014, Voya Investments or DSL waived $22,341 and $21,113 for Clarion Global Real Estate, and T. Rowe Price Equity Income, respectively. Termination or modification of these contractual waivers requires approval by the Board. There is no guarantee that these waivers will continue. The waivers will renew if Voya Investments or DSL elects to renew them.

VFS acts as administrator and provides certain administrative and shareholder services necessary for Clarion Global Real Estate, MFS Utilities, and T. Rowe Price International Stock Portfolios’ operations and is responsible for the supervision of other service providers. For its services, VFS is entitled to receive from each Portfolio a fee at an annual rate of 0.10% of each Portfolio’s average daily net assets

The Trust and the Investment Advisers have entered into portfolio management agreements with each sub-adviser. These sub-advisers provide investment advice for the various Portfolios and are paid by the respective Investment Adviser based on the average daily net assets of the respective Portfolios. Subject to such policies as the Board or Investment Advisers may determine, each sub-adviser manages each respective Portfolio’s assets in accordance with the Portfolio’s investment objectives, policies, and limitations. The sub-advisers of the Portfolios are as follows (*denotes a related party adviser):

Portfolio	Sub-Adviser
Global Resources	Voya Investment Management Co. LLC*
Liquid Assets	Voya Investment Management Co. LLC*
BlackRock Health Sciences Opportunities	BlackRock Advisors, LLC
Clarion Global Real Estate	CBRE Clarion Securities LLC
FMRSM Diversified Mid Cap	Fidelity Management & Research Company
Invesco Growth & Income	Invesco Advisers, Inc.
JPMorgan Emerging Markets Equity	J.P. Morgan Investment Management Inc.

41

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2014 (Unaudited) (continued)

NOTE 4 — INVESTMENT MANAGEMENT AND ADMINISTRATIVE FEES (continued)

Portfolio	Sub-Adviser
Marsico Growth	Marsico Capital Management, LLC
MFS Total Return	Massachusetts Financial Services Company
MFS Utilities	Massachusetts Financial Services Company
Morgan Stanley Global Franchise	Morgan Stanley Investment Management Inc.
T. Rowe Price Capital Appreciation	T. Rowe Price Associates, Inc.
T. Rowe Price Equity Income	T. Rowe Price Associates, Inc.
T. Rowe Price International Stock	T. Rowe Price Associates, Inc.

In placing equity security transactions, each sub-adviser is required to use its best efforts to choose a broker capable of providing brokerage services necessary to obtain the best execution for each transaction. Subject to this requirement, each sub-adviser may allocate equity security transactions through certain designated broker-dealers. Some of these broker-dealers participate in commission recapture programs that have been established for the benefit of the Portfolios. Under these programs, the participating broker-dealers will return to a Portfolio a portion of the brokerage commissions (in the form of a credit to the Portfolio) paid to the broker-dealers to pay certain expenses of a Portfolio. These commission recapture payments benefit the Portfolios and not the sub-adviser. Any amount credited to a Portfolio is recognized as brokerage commission recapture in the Statements of Operations.

NOTE 5 — EXPENSE LIMITATION AGREEMENTS

Each Investment Adviser has entered into written expense limitation agreements with certain Portfolios, whereby each Investment Adviser has agreed to limit expenses, excluding interest, taxes, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses to the levels listed below:

Portfolio	Class ADV	Class I	Class S	Class S2
Clarion Global Real Estate	1.50%	0.90%	1.15%	1.30%
MFS Utilities	1.45%	0.85%	1.10%	1.25%
T. Rowe Price International Stock	1.40%	0.80%	1.05%	N/A

The Investment Advisers may at a later date recoup (unless otherwise stated above) from a Portfolio management fees waived and other expenses assumed by the Investment Advisers during the previous 36 months, but only if, after such recoupment, the Portfolio’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees and any recoupment by the Investment Advisers of such waived and reimbursed fees are reflected on the accompanying Statements of Operations. Amounts payable by the Investment Advisers are reflected on the accompanying Statements of Assets and Liabilities.

As of June 30, 2014, the amounts of waived and reimbursed fees that are subject to possible recoupment by the Investment Advisers, and the related expiration dates are as follows:

	June 30,
	2015	2016	2017	Total
Clarion Global Real Estate	336,755	225,512	272,409	834,676

The expense limitation agreements are contractual through May 1, 2015, except for MFS Utilities, which is through May 15, 2015 and shall renew automatically for one-year terms unless: (i) Voya Investments or DSL provides 90 days written notice of its termination and such termination is approved by the Board; or (ii) the Investment Management Agreements have been terminated.

NOTE 6 — DISTRIBUTION AND SERVICE FEES

The Trust has entered into a Shareholder Service Plan (the “Plan”) for each Portfolio that offers Class S and Class S2 shares. The Plan compensates VID for the provision of shareholder services and/or account maintenance services to direct or indirect beneficial owners of Class S, and Class S2 shares. Under the Plan, each Portfolio makes payments VID at an annual rate of 0.25% of the Portfolio’s average daily net assets attributable to Class S, and Class S2. Each Portfolio that offers Class S2 shares has entered into a Rule 12b-1 Distribution Plan (the “Class S2 Plan”) with VID on behalf of the Class S2 shares of the Portfolio. The Class S2 Plan provides that the Class S2 shares shall pay a 12b-1 distribution fee for distribution services, including payments to VID at an annual rate of 0.25% of the average daily net assets. VID has contractually agreed to waive a portion of its fee equal to 0.10% of the average daily net assets attributable to the distribution fee paid by Class S2 shares of the Portfolios, so that the actual fee paid by Class S2 shares of a Portfolio is an annual rate of 0.15%. Termination or modification of this contractual waiver requires approval by the Board.

Each Portfolio that offers Class ADV shares has a Rule 12b-1 Shareholder Service and Distribution Plan. Class ADV shares pay a service fee of 0.25% and a distribution fee of 0.50% of each Portfolio’s average daily net assets attributable to Class ADV shares. VID has contractually agreed to waive a portion of its fee equal to 0.15% of each Portfolio’s average daily net assets attributable to the distribution fee paid by Class ADV shares so that the actual fee paid by Class ADV shares of a Portfolio is an annual rate of 0.35%. Termination or modification of this contractual waiver requires approval by the Board.

VID and DSL have contractually agreed to waive a portion of their distribution and/or shareholder servicing fees and advisory fees, as applicable, and to reimburse certain expenses to the extent necessary to assist Liquid Assets in

42

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2014 (Unaudited) (continued)

NOTE 6 — DISTRIBUTION AND SERVICE FEES (continued)

maintaining a yield of not less than zero. There is no guarantee that Liquid Assets will maintain such a yield. Management fees waived or expenses reimbursed are subject to possible recoupment by DSL and/or VID, as applicable, within three years. In no event will the amount of the recoupment on any day exceed 20% of the yield (net of all expenses) of Liquid Assets on that day. Distribution and Servicing fees waived are not subject to recoupment. For the period ended June 30, 2014, VID and/or DSL waived $37,680, $1,277,738 and $731,915 for Classes I, S and S2 of Liquid Assets, respectively, of Distribution, Servicing and Advisory fees. Termination or modification of this contractual waiver requires approval by the Board. Please note that these waivers or reimbursements are in addition to existing contractual expense limitations, if any.

NOTE 7 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

For the period ended June 30, 2014, BlackRock Health Sciences Opportunities and Marsico Growth incurred $137,400 and $157,800, respectively, of proxy and solicitation costs associated with obtaining shareholder approval relating to the proposed mergers into Large Cap Growth. For the period ended June 30, 2014, MFS Total Return and MFS Utilities incurred $178,200 and $173,500, respectively, of proxy and solicitation costs associated with obtaining shareholder approval relating to the proposed mergers into VY Invesco Equity and Income Portfolio, which is not included in this report, and Large Cap Value, respectively. DSL reimbursed the Portfolios for these costs.

At June 30, 2014, the following direct or indirect, wholly-owned subsidiaries of Voya Financial, Inc. (formerly, ING U.S. Inc.) or affiliated investment company owned more than 5% of the following Portfolios:

Subsidiaries/Affiliated Investment Companies	Portfolio	Percentage
ING Life Insurance and Annuity Company	Global Resources	20.91%
	BlackRock Health Sciences Opportunities	13.43
	Clarion Global Real Estate	30.41
	FMRSM Diversified Mid Cap	24.31
	Invesco Growth and Income	11.01
	JPMorgan Emerging Markets Equity	12.80
	Marsico Growth	6.46
	MFS Total Return	15.86
	MFS Utilities	12.55
	T. Rowe Price Capital Appreciation	25.30
	T. Rowe Price Equity Income	29.94
	T. Rowe Price International Stock	8.57
ING National Trust	Global Resources	5.12%
	Liquid Assets	26.41
	Clarion Global Real Estate	9.21
	FMRSM Diversified Mid Cap	11.70
	JPMorgan Emerging Markets Equity	6.12
	MFS Utilities	8.50
	Morgan Stanley Global Franchise	11.89
	T. Rowe Price Capital Appreciation	12.68
	T. Rowe Price Equity Income	14.43
	T. Rowe Price International Stock	8.66
ING USA Annuity and Life Insurance Company	Global Resources	66.24
	Liquid Assets	61.73
	BlackRock Health Sciences Opportunities	80.95
	Clarion Global Real Estate	35.23
	FMRSM Diversified Mid Cap	60.02
	Invesco Growth and Income	79.33
	JPMorgan Emerging Markets Equity	71.11
	Marsico Growth	87.57
	MFS Total Return	78.74
	MFS Utilities	73.38
	Morgan Stanley Global Franchise	86.85
	T. Rowe Price Capital Appreciation	51.52
	T. Rowe Price Equity Income	50.60
	T. Rowe Price International Stock	61.49
ReliaStar Life Insurance Company	T. Rowe Price International Stock	14.25
Security Life of Denver Insurance Company	Liquid Assets	5.83
Voya Global Perspectives Portfolio	Clarion Global Real Estate	6.28

Control is defined by the 1940 Act as the beneficial ownership, either directly or through one or more controlled companies, of more than 25% of the voting securities of a company. The 1940 Act defines affiliates as companies that are under common control. Therefore, because the Portfolios have a common owner that owns over 25% of the outstanding securities of the Portfolios, those Portfolios are deemed to be affiliates of each other. Investment activities of these shareholders could have a material impact on the Portfolios.

The Portfolios have adopted a Deferred Compensation Plan (the “Plan”), which allows eligible non-affiliated trustees, as described in the Plan, to defer the receipt of all or a portion of the trustees’ fees that they are entitled to receive from the Portfolios. For purposes of determining the amount owed to the trustee under the Plan, the amounts deferred are invested in shares of the “notional” funds selected by the trustee. The Portfolios purchase shares of the “notional” funds, which are all advised by Voya Investments, in amounts equal to the trustees’ deferred fees, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of “Other assets” on the Statement of Assets and Liabilities. Deferral of trustees’ fees under the

43

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2014 (UNAUDITED) (CONTINUED)

NOTE 7 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (continued)

Plan will not affect net assets of the Portfolios, and will not materially affect the Portfolios’ assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the Plan.

NOTE 8 — LINE OF CREDIT

The Portfolios, in addition to certain other funds managed by the Investment Adviser, have entered into an unsecured committed revolving line of credit agreement (the “Credit Agreement”) with BNY for an aggregate amount of $200,000,000. The proceeds may be used to: (1) temporarily finance the purchase and sale of securities; and (2) finance the redemption of shares of an investor in the funds. The funds to which the line of credit is available pay a commitment fee equal to 0.07% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. Prior to May 23, 2014, the funds to which the Credit Agreement is available paid a commitment fee equal to 0.08% per annum on the daily unused portion of the committed line amount payable quarterly in arrears.

Generally, borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.

The following Portfolios utilized the line of credit during period ended June 30, 2014 as follows:

Portfolio	Days Utilized	Approximate Average Daily Balance For Days Utilized	Approximate Weighted Average Interest Rate For Days Utilized
Global Resources	6	$534,500	1.08%
BlackRock Health Sciences Opportunities	10	808,100	1.09
FMRSM Diversified Mid Cap	63	3,086,254	1.08
JPMorgan Emerging Markets Equity	15	8,809,933	1.07
Marsico Growth	2	1,878,000	1.10

NOTE 9 — WRITTEN OPTIONS

Transactions in written options on exchange-traded equities for BlackRock Health Sciences Opportunities during the period ended June 30, 2014 were as follows:

	Number of Contracts	Premiums Received
Balance at 12/31/13	147	$32,628
Options Written	161	140,647
Options Terminated in Closing Purchase Transactions	(32)	(111,218)
Options Exercised	—	—
Options Expired	(147)	(32,628)
Balance at 06/30/14	129	$29,429

Transactions in written options on equities for T. Rowe Price Capital Appreciation during the period ended June 30, 2014 were as follows:

	Number of Contracts	Premiums Received
Balance at 12/31/13	55,207	$13,756,527
Options Written	53,219	13,808,639
Options Terminated in Closing Purchase Transactions	(26,302)	(7,081,915)
Options Expired	(19,251)	(3,380,230)
Balance at 6/30/14	62,873	$17,103,021

NOTE 10 — CAPITAL SHARES TRANSACTIONS

Transactions in capital shares and dollars were as follows:

Year or	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Global Resources
Class ADV
6/30/2014	920,889	—	—	(620,140)	300,749	20,308,627	—	—	(12,771,874)	7,536,753
12/31/2013	974,505	—	34,069	(1,414,353)	(405,779)	18,831,558	—	636,747	(27,059,077)	(7,590,772)
Class I
6/30/2014	119,189	—	—	(138,939)	(19,750)	2,740,427	—	—	(3,015,996)	(275,569)
12/31/2013	148,553	—	16,595	(542,367)	(377,219)	2,954,079	—	320,617	(10,554,747)	(7,280,051)
Class S
6/30/2014	283,669	—	—	(2,159,803)	(1,876,134)	6,489,089	—	—	(47,631,780)	(41,142,691)
12/31/2013	569,936	—	281,189	(6,343,225)	(5,492,100)	11,410,280	—	5,401,635	(124,757,465)	(107,945,550)
Class S2
6/30/2014	1,839	—	—	(106,611)	(104,772)	40,782	—	—	(2,402,981)	(2,362,199)
12/31/2013	27,804	—	8,712	(233,209)	(196,693)	554,255	—	166,392	(4,561,515)	(3,840,868)

44

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2014 (UNAUDITED) (CONTINUED)

NOTE 10 — CAPITAL SHARES TRANSACTIONS (continued)

Year or	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Liquid Assets
Class I
6/30/2014	20,085,173	—	—	(26,598,544)	(6,513,371)	20,085,173	—	—	(26,598,545)	(6,513,372)
12/31/2013	32,952,435	—	16,556	(50,875,467)	(17,906,476)	32,952,435	—	16,555	(50,875,467)	(17,906,477)
Class S
6/30/2014	101,523,461	—	—	(160,693,760)	(59,170,299)	101,523,461	—	—	(160,693,760)	(59,170,299)
12/31/2013	316,830,644	—	134,427	(461,143,243)	(144,178,172)	316,830,645	—	134,427	(461,143,243)	(144,178,171)
Class S2
6/30/2014	42,500,253	—	—	(47,099,176)	(4,598,923)	42,500,253	—	—	(47,099,176)	(4,598,923)
12/31/2013	119,004,215	—	43,943	(92,638,847)	26,409,311	119,004,215	—	43,943	(92,638,847)	26,409,311
BlackRock Health Sciences Opportunities
Class ADV
6/30/2014	17,494	—	—	(23,385)	(5,891)	311,797	—	—	(425,350)	(113,553)
12/31/2013	27,566	—	1,014	(9,878)	18,702	432,173	—	15,357	(153,570)	293,960
Class I
6/30/2014	150,384	—	—	(224,025)	(73,641)	2,865,199	—	—	(4,244,089)	(1,378,890)
12/31/2013	460,587	—	56,884	(218,556)	298,915	7,314,200	—	902,755	(3,553,335)	4,663,620
Class S
6/30/2014	1,933,106	—	—	(1,653,243)	279,863	37,040,147	—	—	(30,807,319)	6,232,828
12/31/2013	5,176,393	—	1,513,938	(2,059,317)	4,631,014	82,529,758	—	23,814,250	(33,329,864)	73,014,144
Clarion Global Real Estate
Class ADV
6/30/2014	146,163	—	—	(168,404)	(22,241)	1,648,741	—	—	(1,864,262)	(215,521)
12/31/2013	871,255	—	109,521	(146,620)	834,156	9,726,498	—	1,186,118	(1,562,929)	9,349,687
Class I
6/30/2014	2,491,873	—	—	(744,460)	1,747,413	28,029,854	—	—	(8,581,417)	19,448,437
12/31/2013	2,420,669	—	619,791	(1,463,311)	1,577,149	27,530,179	—	6,848,698	(16,433,448)	17,945,429
Class S
6/30/2014	384,741	—	—	(1,253,315)	(868,574)	4,516,505	—	—	(14,257,640)	(9,741,135)
12/31/2013	1,247,560	—	836,301	(2,896,337)	(812,476)	13,906,955	—	9,207,672	(32,490,550)	(9,375,923)
Class S2
6/30/2014	449	—	—	(13,361)	(12,912)	5,074	—	—	(152,376)	(147,302)
12/31/2013	10,297	—	9,140	(24,536)	(5,099)	114,031	—	101,187	(277,585)	(62,367)
FMRSM Diversified Mid Cap
Class ADV
6/30/2014	156,503	—	—	(269,085)	(112,582)	3,210,543	—	—	(5,499,014)	(2,288,471)
12/31/2013	432,389	—	20,145	(696,395)	(243,861)	7,574,804	—	356,773	(12,215,415)	(4,283,838)
Class I
6/30/2014	474,503	—	—	(525,583)	(51,080)	9,860,728	—	—	(11,056,813)	(1,196,085)
12/31/2013	613,855	—	57,684	(1,361,926)	(690,387)	10,863,351	—	1,114,449	(25,381,047)	(13,403,247)
Class S
6/30/2014	369,470	—	—	(4,443,088)	(4,073,618)	7,701,961	—	—	(92,359,098)	(84,657,137)
12/31/2013	1,254,286	—	403,492	(10,374,886)	(8,717,108)	21,449,226	—	7,582,176	(186,288,019)	(157,256,617)
Class S2
6/30/2014	87,580	—	—	(275,431)	(187,851)	1,806,070	—	—	(5,670,659)	(3,864,589)
12/31/2013	147,009	—	27,261	(713,196)	(538,926)	2,620,994	—	500,357	(12,871,771)	(9,750,420)
Invesco Growth and Income
Class ADV
6/30/2014	45,140	—	—	(40,447)	4,693	1,402,644	—	—	(1,265,282)	137,362
12/31/2013	252,551	—	4,475	(167,174)	89,852	7,026,672	—	127,211	(4,728,798)	2,425,085
Class I
6/30/2014	120,086	—	—	(147,546)	(27,460)	3,811,334	—	—	(4,701,007)	(889,673)
12/31/2013	222,994	—	11,136	(159,430)	74,700	6,131,880	—	317,369	(4,148,123)	2,301,126
Class S
6/30/2014	270,909	—	—	(1,677,731)	(1,406,822)	8,568,114	—	—	(52,972,500)	(44,404,386)
12/31/2013	1,510,170	—	238,670	(3,119,815)	(1,370,975)	41,048,270	—	6,833,120	(86,369,742)	(38,488,352)
Class S2
6/30/2014	6,144	—	—	(158,937)	(152,793)	195,582	—	—	(4,995,130)	(4,799,548)
12/31/2013	34,581	—	20,503	(361,648)	(306,564)	984,864	—	583,918	(10,209,656)	(8,640,874)

45

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2014 (UNAUDITED) (CONTINUED)

NOTE 10 — CAPITAL SHARES TRANSACTIONS (continued)

Year or	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
period ended	#	#	#	#	#	($)	($)	($)	($)	($)
JPMorgan Emerging Markets Equity
Class ADV
6/30/2014	229,029	—	—	(266,828)	(37,799)	4,299,354	—	—	(5,032,633)	(733,279)
12/31/2013	716,984	—	63,905	(239,260)	541,629	13,317,590	—	1,150,928	(4,552,102)	9,916,416
Class I
6/30/2014	326,789	—	—	(3,654,303)	(3,327,514)	6,279,546	—	—	(66,048,146)	(59,768,600)
12/31/2013	4,052,321	—	253,643	(5,629,606)	(1,323,642)	78,105,490	—	4,732,978	(109,976,346)	(27,137,878)
Class S
6/30/2014	986,486	—	—	(3,303,065)	(2,316,579)	18,807,745	—	—	(61,158,633)	(42,350,888)
12/31/2013	3,480,080	—	964,449	(5,504,760)	(1,060,231)	67,755,574	—	17,919,473	(107,837,888)	(22,162,841)
Class S2
6/30/2014	37,976	—	—	(149,269)	(111,293)	709,627	—	—	(2,869,799)	(2,160,172)
12/31/2013	268,090	—	40,432	(268,428)	40,094	4,970,123	—	744,355	(5,184,697)	529,781
Marsico Growth
Class ADV
6/30/2014	70,393	—	—	(66,753)	3,640	1,786,086	—	—	(1,712,942)	73,144
12/31/2013	96,861	—	1,826	(69,408)	29,279	2,092,009	—	40,150	(1,521,185)	610,974
Class I
6/30/2014	162,338	—	—	(115,437)	46,901	4,216,953	—	—	(2,953,974)	1,262,979
12/31/2013	187,278	—	13,039	(374,759)	(174,442)	4,196,661	—	291,949	(8,199,700)	(3,711,090)
Class S
6/30/2014	420,235	—	—	(2,186,975)	(1,766,740)	10,947,697	—	—	(55,327,521)	(44,379,824)
12/31/2013	546,118	—	172,060	(3,761,832)	(3,043,654)	12,230,527	—	3,816,283	(82,640,872)	(66,594,062)
Class S2
6/30/2014	23,099	—	—	(54,104)	(31,005)	580,479	—	—	(1,352,202)	(771,723)
12/31/2013	7,898	—	5,142	(172,842)	(159,802)	178,752	—	113,282	(3,759,158)	(3,467,124)
MFS Total Return
Class ADV
6/30/2014	93,827	—	—	(21,248)	72,579	1,759,958	—	—	(402,642)	1,357,316
12/31/2013	204,823	—	10,695	(108,980)	106,538	3,567,071	—	185,763	(1,899,268)	1,853,566
Class I
6/30/2014	252,621	—	—	(421,269)	(168,648)	4,845,034	—	—	(8,033,377)	(3,188,343)
12/31/2013	350,936	—	151,131	(966,057)	(463,990)	6,159,028	—	2,646,302	(16,987,082)	(8,181,752)
Class S
6/30/2014	189,558	—	—	(2,935,833)	(2,746,275)	3,620,042	—	—	(55,851,045)	(52,231,003)
12/31/2013	763,389	—	877,342	(5,767,336)	(4,126,605)	13,493,662	—	15,379,804	(101,197,369)	(72,323,903)
Class S2
6/30/2014	24,360	—	—	(132,929)	(108,569)	458,963	—	—	(2,502,027)	(2,043,064)
12/31/2013	27,973	—	36,816	(328,514)	(263,725)	489,610	—	639,867	(5,714,281)	(4,584,804)
MFS Utilities
Class ADV
6/30/2014	465,998	—	—	(159,029)	306,969	8,609,561	—	—	(3,005,014)	5,604,547
12/31/2013	829,427	—	48,331	(145,296)	732,462	13,758,578	—	839,503	(2,392,009)	12,206,072
Class I
6/30/2014	29,056	—	—	(29,934)	(878)	562,431	—	—	(565,785)	(3,354)
12/31/2013	41,393	—	5,766	(84,807)	(37,648)	698,001	—	101,664	(1,430,101)	(630,436)
Class S
6/30/2014	1,124,358	—	—	(2,058,508)	(934,150)	21,077,905	—	—	(38,495,064)	(17,417,159)
12/31/2013	1,295,157	—	640,316	(6,599,459)	(4,663,986)	21,505,038	—	11,250,355	(110,612,133)	(77,856,740)
Class S2
6/30/2014	2,694	—	—	(9,200)	(6,506)	50,639	—	—	(177,713)	(127,074)
12/31/2013	14,519	—	575	(18,967)	(3,873)	229,480	—	10,148	(324,276)	(84,648)
Morgan Stanley Global Franchise
Class ADV
6/30/2014	195,988	—	—	(145,267)	50,721	3,450,730	—	—	(2,560,506)	890,224
12/31/2013	1,309,453	—	198,587	(164,662)	1,343,378	22,353,096	—	3,258,808	(2,864,488)	22,747,416
Class S
6/30/2014	345,913	—	—	(1,953,161)	(1,607,248)	6,395,655	—	—	(35,641,895)	(29,246,240)
12/31/2013	646,468	—	1,715,971	(3,292,770)	(930,331)	11,464,008	—	29,085,717	(57,659,561)	(17,109,836)

46

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2014 (UNAUDITED) (CONTINUED)

NOTE 10 — CAPITAL SHARES TRANSACTIONS (continued)

Year or	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Morgan Stanley Global Franchise (continued)
Class S2
6/30/2014	47,089	—	—	(280,186)	(233,097)	859,843	—	—	(5,092,779)	(4,232,936)
12/31/2013	50,049	—	269,585	(552,904)	(233,270)	874,038	—	4,545,203	(9,643,036)	(4,223,795)
T. Rowe Price Capital Appreciation
Class ADV
6/30/2014	1,456,160	—	—	(255,828)	1,200,332	41,325,215	—	—	(7,250,552)	34,074,663
12/31/2013	4,015,230	—	810,809	(305,231)	4,520,808	106,437,441	—	21,041,622	(8,079,721)	119,399,342
Class I
6/30/2014	4,164,303	—	—	(2,492,302)	1,672,001	118,644,210	—	—	(72,346,395)	46,297,815
12/31/2013	9,289,466	—	2,292,393	(2,714,148)	8,867,711	252,568,144	—	61,269,280	(73,970,001)	239,867,423
Class S
6/30/2014	1,702,915	—	—	(7,049,870)	(5,346,955)	49,554,682	—	—	(205,492,494)	(155,937,812)
12/31/2013	6,290,142	1,907,037	10,575,821	(12,469,899)	6,303,101	169,891,609	51,088,126	281,660,611	(339,291,359)	163,348,987
Class S2
6/30/2014	105,944	—	—	(234,402)	(128,458)	3,070,519	—	—	(6,832,068)	(3,761,549)
12/31/2013	216,365	—	254,434	(618,716)	(147,917)	5,840,402	—	6,730,103	(16,764,669)	(4,194,164)
T. Rowe Price Equity Income
Class ADV
6/30/2014	235,150	—	—	(369,454)	(134,304)	3,922,812	—	—	(6,170,303)	(2,247,491)
12/31/2013	1,014,702	—	54,156	(619,988)	448,870	15,030,888	—	878,141	(9,417,519)	6,491,510
Class I
6/30/2014	668,900	—	—	(10,591,161)	(9,922,261)	11,164,539	—	—	(175,521,838)	(164,357,299)
12/31/2013	4,119,014	—	389,873	(10,875,241)	(6,366,354)	62,352,522	—	6,423,791	(160,457,656)	(91,681,343)
Class S
6/30/2014	640,823	—	—	(5,442,006)	(4,801,183)	10,787,910	—	—	(91,894,534)	(81,106,624)
12/31/2013	4,836,637	—	1,073,976	(11,860,966)	(5,950,353)	72,152,209	—	17,663,519	(181,614,666)	(91,798,938)
Class S2
6/30/2014	214,965	—	—	(518,467)	(303,502)	3,598,527	—	—	(8,679,967)	(5,081,440)
12/31/2013	945,827	—	120,739	(823,142)	243,424	14,449,521	—	1,969,967	(12,584,628)	3,834,860
T. Rowe Price International Stock
Class ADV
6/30/2014	105,393	—	—	(121,125)	(15,732)	1,407,591	—	—	(1,624,947)	(217,356)
12/31/2013	380,118	—	8,935	(80,920)	308,133	4,667,895	—	107,937	(1,006,082)	3,769,750
Class I
6/30/2014	96,656	—	—	(213,120)	(116,464)	1,283,812	—	—	(2,860,365)	(1,576,553)
12/31/2013	165,136	—	55,194	(419,566)	(199,236)	2,040,626	—	664,540	(5,169,585)	(2,464,419)
Class S
6/30/2014	262,109	—	—	(804,038)	(541,929)	3,468,479	—	—	(10,678,120)	(7,209,641)
12/31/2013	766,514	—	150,995	(2,594,882)	(1,677,373)	9,311,412	—	1,813,446	(31,875,158)	(20,750,300)

NOTE 11 — SECURITIES LENDING

Under a Master Securities Lending Agreement (the “Agreement”) with BNY, the Portfolios can lend their securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash and U.S. government securities. The collateral is equal to at least 105% of the market value of non-U.S. securities loaned and 102% of the market value of U.S. securities loaned. The market value of the loaned securities is determined at the close of business of the Portfolios at their last sale price or official closing price on the principal exchange or system on which they are traded and any additional collateral is delivered to the Portfolios on the next business day. The cash collateral received is invested in approved investments as defined in the Agreement with BNY. The Portfolios bear the risk of loss with respect to the investment of collateral with the following exception: BNY provides the Portfolios indemnification from loss with respect to the investment of collateral provided that the cash collateral is invested solely in overnight repurchase agreements.

The cash collateral is invested in overnight repurchase agreements that are collateralized at 102% with securities issued or fully guaranteed by the United States Treasury; United States government or any agency, instrumentality or authority of the United States government. The securities purchased with cash collateral received are reflected in the Summary Portfolio of Investments under Securities Lending Collateral.

47

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2014 (UNAUDITED) (CONTINUED)

NOTE 11 — SECURITIES LENDING (continued)

Generally, in the event of counterparty default, the Portfolios have the right to use the collateral to offset losses incurred. The Agreement contains certain guarantees by BNY in the event of counterparty default and/or a borrower’s failure to return a loaned security; however, there would be a potential loss to the Portfolios in the event the Portfolios are delayed or prevented from exercising its right to dispose of the collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a Portfolio. The following is a summary of the Portfolio’s securities lending agreements by counterparty which are subject to offset under the Agreement as of June 30, 2014:

Global Resources
Counterparty	Securities Loaned at Value	Cash Collateral Received (1)	Net Amount
BMO Capital Markets	$499,716	$(499,716)	$—
Barclays Capital Inc.	153,425	(153,425)	—
Citiadel Securities LLC	52,706	(52,706)	—
Citigroup Global Markets	57,392	(57,392)	—
Deutsche Bank Securities	13,566	(13,566)	—
Goldman Sachs & Company	2,082,071	(2,082,071)	—
HSBC Bank PLC	340,559	(340,559)	—
Morgan Stanley & Co. LLC	218	(218)	—
SG Americas Security LLC	22,743	(22,743)	—
UBS Securities LLC	1,254,858	(1,254,858)	—
Total	$4,477,254	$(4,477,254)	$—

(1)	Collateral with a fair value of $4,617,382 has been received in connection with the above securities lending transactions. Excess collateral received from the individual counterparty is not shown for financial reporting purposes.

BlackRock Health Sciences Opportunities
Counterparty	Securities Loaned at Value	Cash Collateral Received (1)	Net Amount
Barclays Capital Inc.	$419,665	$(419,665)	$—
BMO Capital Markets Corp.	65,170	(65,170)	—
BNP Prime Brokerage, Inc.	166,464	(166,464)	—
Citadel Securities LLC	66,732	(66,732)	—
Citigroup Global Markets Inc.	67,044	(67,044)	—
Credit Suisse Securities USA	104,942	(104,942)	—
Deutsche Bank Securities	2,106,969	(2,106,969)	—
Janney Montgomery Scott LLC	117,213	(117,213)	—
JPMorgan Clearing Corp.	1,385,193	(1,385,193)	—
Merrill Lynch, Pierce, Fenner & Smith Inc.	674,693	(674,693)	—
Morgan Stanley & Co. LLC	1,984,469	(1,984,469)	—
National Financial Services LLC	94,919	(94,919)	—
NewEdge USA, LLC	36,741	(36,741)	—
Nomura Securities International, Inc.	4,555	(4,555)	—
RBC Capital Markets LLC	104,822	(104,822)	—
SG Americas Securities, LLC	327,647	(327,647)	—
UBS Securities, LLC	2,095,960	(2,095,960)	—
Total	$9,823,198	$(9,823,198)	$—

(1)	Collateral with a fair value of $10,073,667 has been received in connection with the above securities lending transactions. Excess collateral received from the individual counterparty is not shown for financial reporting purposes.

Clarion Global Real Estate
Counterparty	Securities Loaned at Value	Cash Collateral Received (1)	Net Amount
Morgan Stanley & Co. LLC	$1,006,533	$(1,006,533)	$—
Total	$1,006,533	$(1,006,533)	$—

(1)	Collateral with a fair value of $1,057,137 has been received in connection with the above securities lending transactions. Excess collateral received from the individual counterparty is not shown for financial reporting purposes.

FRM(SM) Diversified Mid Cap
Counterparty	Securities Loaned at Value	Cash Collateral Received (1)	Net Amount
Citigroup Global Markets Inc.	$781,500	$(781,500)	$—
HSBC Bank PLC	4,166,353	(4,166,353)	—
JPMorgan Clearing Corp.	3,925,962	(3,925,962)	—
Morgan Stanley & Co. LLC	2,338,170	(2,338,170)	—
Scotia Capital (USA) Inc.	4,689,823	(4,689,823)	—
Total	$15,901,808	$(15,901,808)	$—

(1)	Collateral with a fair value of $16,268,360 has been received in connection with the above securities lending transactions. Excess collateral received from the individual counterparty is not shown for financial reporting purposes.

Invesco Growth and Income
Counterparty	Securities Loaned at Value	Cash Collateral Received (1)	Net Amount
Nomura Securities International, Inc.	$2,604,981	$(2,604,981)	$—
UBS AG	1,711,787	(1,711,787)	—
Total	$4,316,768	$(4,316,768)	$—

(1)	Collateral with a fair value of $4,535,351 has been received in connection with the above securities lending transactions. Excess collateral received from the individual counterparty is not shown for financial reporting purposes.

JPMorgan Emerging Markets Equity
Counterparty	Securities Loaned at Value	Cash Collateral Received (1)	Net Amount
Credit Suisse Securities USA	$2,765,794	$(2,765,794)	$—
Deutsche Bank AG	1,023,975	(1,023,975)	—
Goldman Sachs & Company	8,185,690	(8,185,690)	—
Morgan Stanley & Co. LLC	1,041,784	(1,041,784)	—
Nomura International PLC	148,517	(148,517)	—
UBS AG	104,178	(104,178)	—
Total	$13,269,938	$(13,269,938)	$—

(1)	Collateral with a fair value of $14,148,739 has been received in connection with the above securities lending transactions. Excess collateral received from the individual counterparty is not shown for financial reporting purposes.

48

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2014 (UNAUDITED) (CONTINUED)

NOTE 11 — SECURITIES LENDING (continued)

Marsico Growth
Counterparty	Securities Loaned at Value	Cash Collateral Received (1)	Net Amount
Nomura Securities International, Inc.	$20,687,570	$(20,687,570)	$—
Scotia Capital (USA) Inc.	6,919,369	(6,919,369)	—
Total	$27,606,939	$(27,606,939)	$—

(1)	Collateral with a fair value of $28,167,682 has been received in connection with the above securities lending transactions. Excess collateral received from the individual counterparty is not shown for financial reporting purposes.

MFS Total Return
Counterparty	Securities Loaned at Value	Cash Collateral Received (1)	Net Amount
Barclays Capital Inc.	$304,102	$(304,102)	$—
Goldman Sachs & Company	3,038,579	(3,038,579)	—
Nomura Securities International, Inc.	519,728	(519,728)	—
Raymond James & Associates, Inc.	515,468	(515,468)	—
Scotia Capital (USA) Inc.	251,068	(251,068)	—
SG Americas Securities, LLC	2,439,343	(2,439,343)	—
Total	$7,068,288	$(7,068,288)	$—

(1)	Collateral with a fair value of $7,236,844 has been received in connection with the above securities lending transactions. Excess collateral received from the individual counterparty is not shown for financial reporting purposes.

Morgan Stanley Global Franchise
Counterparty	Securities Loaned at Value
Goldman Sachs & Company	1,464,376

(1)	Collateral with a fair value of $13,300,802 has been received in connection with the above securities lending transactions. Excess collateral received from the individual counterparty is not shown for financial reporting purposes.

T. Rowe Price Capital Appreciation
Counterparty	Securities Loaned at Value	Cash Collateral Received (1)	Net Amount
Goldman Sachs & Company	$6,507	$(6,507)	$—
Nomura Securities International, Inc.	4,498,173	(4,498,173)	—
Total	$4,504,680	$(4,504,680)	$—

(1)	Collateral with a fair value of $4,617,043 has been received in connection with the above securities lending transactions. Excess collateral received from the individual counterparty is not shown for financial reporting purposes.

T. Rowe Price Equity Income
Counterparty	Securities Loaned at Value	Cash Collateral Received (1)	Net Amount
Credit Suisse Securities (USA) LLC	$2,117,526	$(2,117,526)	$—
Scotia Capital (USA) Inc.	265,842	(265,842)	—
Total	$2,383,368	$(2,383,368)	$—

(1)	Collateral with a fair value of $2,438,047 has been received in connection with the above securities lending transactions. Excess collateral received from the individual counterparty is not shown for financial reporting purposes.

T. Rowe Price International Stock
Counterparty	Securities Loaned at Value	Cash Collateral Received (1)	Net Amount
Goldman Sachs & Company	$50,387	$(50,387)	$—
JPMorgan Securities, PLC	884,549	(884,549)	—
Morgan Stanley	26,136	(26,136)	—
Total	$961,072	$(961,072)	$—

(1)	Collateral with a fair value of $2,812,912 has been received in connection with the above securities lending transactions. Excess collateral received from the individual counterparty is not shown for financial reporting purposes.

NOTE 12 — CONCENTRATION OF INVESTMENT RISKS

All mutual funds involve risk — some more than others — and there is always the chance that you could lose money or not earn as much as you hope. Each Portfolio’s risk profile is largely a factor of the principal securities in which it invests and investment techniques that it uses. For more information regarding the types of securities and investment techniques that may be used by each Portfolio and its corresponding risks, see the Portfolios’ most recent Prospectus and/or the Statement of Additional Information.

Non-Diversified. Global Resources and Morgan Stanley Global Franchise are classified as non-diversified investment companies under the 1940 Act, which means that each Portfolio is not limited by the 1940 Act in the proportion of assets that they may invest in the obligations of a single issuer. Declines in the value of that single company can significantly impact the value of a Portfolio. The investment of a large percentage of a Portfolio’s assets in the securities of a small number of issuers may cause a Portfolio’s share price to fluctuate more than that of a diversified investment company. Conversely, even though classified as non-diversified, a Portfolio may actually maintain a portfolio that is diversified with a large number of issuers. In such an event, a Portfolio would benefit less from appreciation in a single corporate issuer than if it had greater exposure to that issuer.

49

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2014 (UNAUDITED) (CONTINUED)

NOTE 12 — CONCENTRATION OF INVESTMENT RISKS (continued)

Concentration. Certain Portfolios concentrate (for purposes of the 1940 Act) their assets in securities related to a particular industry, which means that at least 25% of their assets will be invested in that particular industry at all times. As a result, a Portfolio may be subject to greater market fluctuation than a portfolio which has securities representing a broader range of investment alternatives.

Foreign Investments and/or Developing and Emerging Markets. There are certain risks in owning foreign (non-U.S.) securities, including those resulting from: fluctuations in currency exchange rates; devaluation of currencies; political or economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions; reduced availability of public information concerning issuers; accounting, auditing and financial reporting standards or other regulatory practices and requirements that are not uniform when compared to those applicable to domestic companies; settlement and clearance procedures in some countries that may not be reliable and can result in delays in settlement; higher transaction and custody expenses than for domestic securities; and limitations on foreign ownership of equity securities. Also, securities of many foreign companies may be less liquid and the prices more volatile than those of domestic companies. Foreign investment risks may be greater in developing and emerging markets than in developed markets.

NOTE 13 — REORGANIZATIONS

On March 22, 2013, T. Rowe Capital Appreciation (“Acquiring Portfolio”) acquired all of the net assets of ING Oppenheimer Active Allocation Portfolio (“Acquired Portfolio”), an open-end investment company in a tax-free reorganization in exchange for shares of the Acquiring Portfolio, pursuant to a plan of reorganization approved by the Acquired Portfolio’s shareholders on February 27, 2013. The purpose of the transaction was to lower the net expense ratio for shareholders of the Acquired Portfolio. For financial reporting purposes, assets received and shares issued by the Acquiring Portfolio were recorded at fair value; however, the cost basis of the investments received from the Acquired Portfolio was carried forward to align ongoing reporting of the Acquiring Portfolio’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

Assuming the acquisition had been completed on January 1, 2013, the beginning of the annual reporting period of the Acquiring Portfolio, the Acquiring Portfolio’s pro forma results of operations for the year ended December 31, 2013, are as follows:

Net investment income	$52,256,972
Net realized and unrealized loss on investments	$525,606,822
Net increase in net assets resulting from operations	$577,863,794

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Portfolio that have been included in the Acquiring Portfolio’s statement of operations since March 22, 2013. Net assets and unrealized appreciation as of the reorganization date were as follows:

Total Net Assets of Acquired Portfolio (000s)	Total Net Assets of Acquiring Portfolio (000s)	Acquired Portfolio’s Capital Loss Carryforwards (000s)	Acquired Portfolio’s Unrealized Depreciation (000s)	Portfolios’ Conversion Ratio
$51,088	$4,629,304	$—	$—	0.3360

The net assets of the Acquiring Portfolio after the acquisition were $4,680,391,896.

NOTE 14 — UNFUNDED LOAN COMMITMENTS

Certain Portfolios may enter in credit agreements, all or a portion of which may be unfunded. The Portfolios are obligated to fund these loan commitments at the borrower’s discretion. Funded portions of the credit agreements are presented in the Summary Portfolio of Investments. At June 30, 2014, T. Rowe Price Capital Appreciation had the following unfunded loan commitments:

Loan	Unfunded Commitments	Unrealized Appreciation at 6/30/14*
Davita Inc.	$7,125,000	$78,237
Texas Elec Company	3,600,000	34,861
	$10,725,000	$113,098

*	Unfunded loan commitments are marked to market daily and any unrealized appreciation or depreciation is included in the Portfolio’s Statement of Assets and Liabilities and Statement of Operations.

50

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2014 (UNAUDITED) (CONTINUED)

NOTE 15 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, foreign currency transactions, income from passive foreign investment companies (PFICs), wash sale deferrals and the expiration of capital loss carryforwards. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital.

Dividends paid by the Portfolios from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

No dividends or distributions were made during the six months ended June 30, 2014. The tax composition of dividends and distributions to shareholders during the year ended December 31, 2013 was as follows:

	Ordinary Income	Long-term Capital Gains
Global Resources	$6,525,391	$—
Liquid Assets	193,246	1,680
BlackRock Health Sciences Opportunities	16,203,948	8,528,414
Clarion Global Real Estate	17,343,675	—
FMRSM Diversified Mid Cap	5,217,114	4,336,641
Invesco Growth and Income	7,861,618	—
JPMorgan Emerging Markets Equity	7,121,707	17,426,027
Marsico Growth	4,261,664	—
MFS Total Return	18,851,736	—
MFS Utilities	12,201,670	—
Morgan Stanley Global Franchise	10,176,657	26,713,071
T. Rowe Price Capital Appreciation	181,377,115	189,324,500
T. Rowe Price Equity Income	25,763,568	1,171,850
T. Rowe Price International Stock	2,585,923	—

The tax-basis components of distributable earnings and the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of December 31, 2013 are detailed below. The Regulated Investment Company Modernization Act of 2010 (the “Act”) provides an unlimited carryforward period for newly generated capital losses. Under the Act, there may be a greater likelihood that all or a portion of the Portfolios’ pre-enactment capital loss carryforwards may expire without being utilized due to the fact that post-enactment capital losses are required to be utilized before pre-enactment capital loss carryforwards.

				Capital Loss Carryforwards
	Undistributed Ordinary Income	Undistributed Long-term Capital Gains	Unrealized Appreciation/ (Depreciation)	Amount	Character	Expiration
Global Resources	$6,901,407	$—	$75,309,277	$(145,536,908)	ST	2017
Liquid Assets	137,093	—	—	—	—	—
BlackRock Health Sciences Opportunities	36,268,286	24,255,728	70,876,227	—	—	—
Clarion Global Real Estate	4,217,527	—	65,081,210	(53,663,528)	ST	2016
				(138,763,608)	ST	2017
				(9,567,152)	ST	2018
				$(201,994,288)
FMRSM Diversified Mid Cap	97,856,461	90,949,840	240,968,239	—	—	—
Invesco Growth and Income	7,339,879	40,267,030	201,330,032	—	—	—
JPMorgan Emerging Markets Equity	6,477,942	67,617,991	83,600,968	—	—	—
Marsico Growth	34,066	26,129,079	137,706,829	—	—	—
MFS Total Return	16,638,032	—	155,663,073	(47,738,275)	ST	2017
MFS Utilities	2,405,655	24,043,914	94,802,645	—	—	—
Morgan Stanley Global Franchise	9,255,683	35,031,660	121,174,892	—	—	—
T. Rowe Price Capital Appreciation	115,201,403	376,305,675	842,149,061	—	—	—

51

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2014 (UNAUDITED) (CONTINUED)

NOTE 15 — FEDERAL INCOME TAXES (continued)

				Capital Loss Carryforwards
	Undistributed Ordinary Income	Undistributed Long-term Capital Gains	Unrealized Appreciation/ (Depreciation)	Amount	Character	Expiration
T. Rowe Price Equity Income	$7,505,587	$99,300,693	$457,840,011	$(4,926,700)	ST	2015
				(2,390,465)	ST	2016
				(620,380)	ST	2017
				(162,382)	ST	2018
				$(8,099,927)*
T. Rowe Price International Stock	2,932,750	—	33,327,378	(40,316,112)	ST	2016
				(82,466,488)	ST	2017
				(1,037,310)	LT	None
				$(123,819,910)

*	Utilization of these capital losses is subject to annual limitations under Section 382 of the Internal Revenue Code. Amounts and years of expiration may be adjusted to reflect future gain/loss activity to comply with the limitation rules.

The Portfolios’ major tax jurisdictions are U.S. federal, Arizona, and Massachusetts. The earliest tax year that remains subject to examination by these jurisdictions is 2009.

As of June 30, 2014, no provision for income tax is required in the Portfolios’ financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Portfolios’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue.

NOTE 16 — LITIGATION

On September 24, 2012, the T. Rowe Price Equity Income (the “Subject Portfolio”), was officially served as defendant in the matter of Official Committee of Unsecured Creditors of the Tribune Company v. FitzSimons, et al., (the “FitzSimons Action” and/or the “Actual Fraudulent Action”s). The FitzSimons Action is part of the Tribune Company (“Tribune”) Chapter 11 bankruptcy proceedings before the United States Bankruptcy Court for the District of Delaware (the “Bankruptcy Court”). In the FitzSimons Action, the plaintiff alleges that Tribune acted with actual intent to defraud its creditors when it redeemed its shares from shareholders as part of a leveraged buy-out (“LBO”) of the company through which it converted to a privately held company in 2007, and that those share transfers must now be unwound. In addition to the FitzSimons Action, various additional actions, stemming from the same facts and circumstances underlying the FitzSimons Action, and which also included the Subject Portfolio as defendant, were filed in multiple U.S. District Courts (collectively, the “State Law Constructive Fraudulent Transfer Cases”). The plaintiffs in the State Law Constructive Fraudulent Transfer Cases allege that these same share redemptions that were part of the LBO were constructively, as opposed to actually, fraudulent.

Procedural History of the State Law Constructive Fraudulent Transfer Cases and the Fitzsimons Action

On November 6, 2012, the defendants submitted a threshold motion to dismiss the State Law Constructive Fraudulent Transfer Cases, which was granted on September 23, 2013. On December 20, 2013, the plaintiffs in the State Law Constructive Fraudulent Transfer Cases filed their appeal of the motion to dismiss with the Second Circuit Court of Appeals (the “Second Circuit”). On February 28, 2014, the defendants filed their response to the appeal and on April 11, 2014, the plaintiffs filed their response and reply brief. On April 25, 2014, the defendants filed their response to the response and reply brief.

On November 20, 2013, the judge entered an order stating the Fitzsimons Action would remain with the New York Court. On May 23, 2014, a Motion to Dismiss the Fitzsimons Action, as it applies to the shareholder defendants, was filed. If the Motion to Dismiss is granted, the shareholder defendants, including the Subject Portfolio, will no longer be defendants in the Fitzsimons Action.

Potential Exposure

The Subject Portfolio’s potential exposure in the Fitzsimons Action, if the Motion to Dismiss is denied, as well as in the State Law Constructive Fraudulent Transfer Case, if the appeal is granted, is the value of all shares sold in conjunction with the LBO transaction ($18,125,400). The Subject Portfolio believes the claims raised in the actions are without merit and intends to vigorously defend against them.

NOTE 17 — RESTRUCTURING PLAN

In October 2009, ING Groep N.V. (“ING Groep”) submitted a restructuring plan (the “Restructuring Plan”) to the European Commission in order to receive approval for

52

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2014 (UNAUDITED) (CONTINUED)

NOTE 17 — RESTRUCTURING PLAN (continued)

state aid granted to ING Groep by the Kingdom of the Netherlands in November 2008 and March 2009. To receive approval for this state aid, ING Groep was required to divest its insurance and investment management businesses, including Voya Financial, Inc., before the end of 2013. In November 2012, the Restructuring Plan was amended to permit ING Groep additional time to complete the divestment. Pursuant to the amended Restructuring Plan, ING Groep must divest at least 25% of Voya Financial, Inc. by the end of 2013, more than 50% by the end of 2014, and the remaining interest by the end of 2016 (such divestment, the “Separation Plan”).

In May 2013, Voya Financial, Inc. conducted an initial public offering of Voya Financial, Inc. common stock (the “IPO”). In October 2013, ING Groep divested additional shares in a secondary offering of common stock of Voya Financial, Inc. In March 2014, ING Groep divested additional shares, reducing its ownership interest in Voya Financial, Inc. below 50%. Voya Financial, Inc. did not receive any proceeds from these offerings.

ING Groep has stated that it intends to sell its remaining interest in Voya Financial, Inc. over time. While the base case for the remainder of the Separation Plan is the divestment of ING Groep’s remaining interest in one or more broadly distributed offerings, all options remain open and it is possible that ING Groep’s divestment of its remaining interest in Voya Financial, Inc. may take place by means of a sale to a single buyer or group of buyers.

It is anticipated that one or more of the transactions contemplated by the Separation Plan would result in the automatic termination of the existing investment advisory and sub-advisory agreements under which the Investment Advisers and sub-advisers provide services to the Portfolios. In order to ensure that the existing investment advisory and sub-advisory services can continue uninterrupted, the Board approved new advisory and sub-advisory agreements for the Portfolios, as applicable, in connection with the IPO. Shareholders of each Portfolio approved the new investment advisory and sub-advisory agreements prompted by the IPO, as well as any future advisory and sub-advisory agreements prompted by the Separation Plan that are approved by the Board and whose terms are not materially different from the current agreements. This means that shareholders may not have another opportunity to vote on a new agreement with the Investment Advisers or an affiliated sub-adviser even if they undergo a change of control, as long as no single person or group of persons acting together gains “control” (as defined in the 1940 Act) of Voya Financial, Inc.

The Separation Plan, whether implemented through public offerings or other means, may be disruptive to the businesses of Voya Financial, Inc. and its subsidiaries, including the Investment Advisers and affiliated entities that provide services to the Portfolios, and may cause, among other things, interruption of business operations or services, diversion of management’s attention from day-to-day operations, reduced access to capital, and loss of key employees or customers. The completion of the Separation Plan is expected to result in the Investment Advisers’ loss of access to the resources of ING Groep, which could adversely affect its business. Since a portion of the shares of Voya Financial, Inc., as a standalone entity, are publicly held, it is subject to the reporting requirements of the Securities Exchange Act of 1934 as well as other U.S. government and state regulations, and subject to the risk of changing regulation.

The Separation Plan may be implemented in phases. During the time that ING Groep retains a significant interest in Voya Financial, Inc., circumstances affecting ING Groep, including restrictions or requirements imposed on ING Groep by European and other authorities, may also affect Voya Financial, Inc. A failure to complete the Separation Plan could create uncertainty about the nature of the relationship between Voya Financial, Inc. and ING Groep, and could adversely affect Voya Financial, Inc. and the Investment Advisers and their affiliates. Currently, the Investment Advisers and their affiliates do not anticipate that the Separation Plan will have a material adverse impact on their operations or the Portfolios and their operations.

NOTE 18 — SUBSEQUENT EVENTS

Dividends: Subsequent to June 30, 2014, the following Portfolios declared dividends and distributions of:

	Per Share Amounts
	Net Investment Income	Short-term Capital Gains	Long-term Capital Gains	Payable Date	Record Date
Global Resources
Class ADV	$0.1683	$—	$—	July 15, 2014	July 11, 2014
Class I	$0.2799	$—	$—	July 15, 2014	July 11, 2014
Class S	$0.2216	$—	$—	July 15, 2014	July 11, 2014
Class S2	$0.1831	$—	$—	July 15, 2014	July 11, 2014

53

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2014 (UNAUDITED) (CONTINUED)

NOTE 18 — SUBSEQUENT EVENTS (continued)

	Per Share Amounts
	Net Investment Income	Short-term Capital Gains	Long-term Capital Gains	Payable Date	Record Date
Liquid Assets
Class I	$—	$0.0001	$—	July 15, 2014	July 11, 2014
Class S	$—	$0.0001	$—	July 15, 2014	July 11, 2014
Class S2	$—	$0.0001	$—	July 15, 2014	July 11, 2014

BlackRock Health Sciences Opportunities
Class ADV	$—	$3.0646	$4.0595	July 18, 2014	July 16, 2014
Class I	$0.1307	$3.0646	$4.0595	July 18, 2014	July 16, 2014
Class S	$0.0686	$3.0646	$4.0595	July 18, 2014	July 16, 2014

Clarion Global Real Estate
Class ADV	$0.1038	$—	$—	July 15, 2014	July 11, 2014
Class I	$0.1593	$—	$—	July 15, 2014	July 11, 2014
Class S	$0.1288	$—	$—	July 15, 2014	July 11, 2014
Class S2	$0.1095	$—	$—	July 15, 2014	July 11, 2014

FMRSM Diversified Mid Cap
Class ADV	$0.0372	$1.7686	$1.6809	July 15, 2014	July 11, 2014
Class I	$0.0372	$1.7686	$1.6809	July 15, 2014	July 11, 2014
Class S	$0.0372	$1.7686	$1.6809	July 15, 2014	July 11, 2014
Class S2	$0.0372	$1.7686	$1.6809	July 15, 2014	July 11, 2014

Invesco Growth and Income
Class ADV	$0.3069	$—	$2.0696	July 15, 2014	July 11, 2014
Class I	$0.4595	$—	$2.0696	July 15, 2014	July 11, 2014
Class S	$0.3801	$—	$2.0696	July 15, 2014	July 11, 2014
Class S2	$0.3232	$—	$2.0696	July 15, 2014	July 11, 2014

JPMorgan Emerging Markets Equity
Class ADV	$0.1312	$—	$1.8911	July 15, 2014	July 11, 2014
Class I	$0.2323	$—	$1.8911	July 15, 2014	July 11, 2014
Class S	$0.1798	$—	$1.8911	July 15, 2014	July 11, 2014
Class S2	$0.1517	$—	$1.8911	July 15, 2014	July 11, 2014

Marsico Growth
Class ADV	$—	$1.1324	$6.5368	July 18, 2014	July 16, 2014
Class I	$0.0282	$1.1324	$6.5368	July 18, 2014	July 16, 2014
Class S	$—	$1.1324	$6.5368	July 18, 2014	July 16, 2014
Class S2	$—	$1.1324	$6.5368	July 18, 2014	July 16, 2014

MFS Total Return
Class ADV	$0.5341	$—	$2.5461	July 18, 2014	July 16, 2014
Class I	$0.6760	$—	$2.5461	July 18, 2014	July 16, 2014
Class S	$0.5993	$—	$2.5461	July 18, 2014	July 16, 2014
Class S2	$0.5527	$—	$2.5461	July 18, 2014	July 16, 2014

MFS Utilities
Class ADV	$0.3685	$0.8318	$4.8845	July 18, 2014	July 16, 2014
Class I	$0.4277	$0.8318	$4.8845	July 18, 2014	July 16, 2014
Class S	$0.4018	$0.8318	$4.8845	July 18, 2014	July 16, 2014
Class S2	$0.3808	$0.8318	$4.8845	July 18, 2014	July 16, 2014

Morgan Stanley Global Franchise
Class ADV	$0.2831	$0.0536	$1.3633	July 15, 2014	July 11, 2014
Class S	$0.3138	$0.0536	$1.3633	July 15, 2014	July 11, 2014
Class S2	$0.2854	$0.0536	$1.3633	July 15, 2014	July 11, 2014

T. Rowe Price Capital Appreciation
Class ADV	$0.0782	$0.5295	$1.9848	July 15, 2014	July 11, 2014
Class I	$0.0782	$0.5295	$1.9848	July 15, 2014	July 11, 2014
Class S	$0.0782	$0.5295	$1.9848	July 15, 2014	July 11, 2014
Class S2	$0.0782	$0.5295	$1.9848	July 15, 2014	July 11, 2014

54

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2014 (UNAUDITED) (CONTINUED)

NOTE 18 — SUBSEQUENT EVENTS (continued)

	Per Share Amounts
	Net Investment Income	Short-term Capital Gains	Long-term Capital Gains	Payable Date	Record Date
T. Rowe Price Equity Income
Class ADV	$0.0493	$0.0402	$1.1828	July 15, 2014	July 11, 2014
Class I	$0.0493	$0.0402	$1.1828	July 15, 2014	July 11, 2014
Class S	$0.0493	$0.0402	$1.1828	July 15, 2014	July 11, 2014
Class S2	$0.0493	$0.0402	$1.1828	July 15, 2014	July 11, 2014

T. Rowe Price International Stock
Class ADV	$0.1171	$—	$—	July 15, 2014	July 11, 2014
Class I	$0.1826	$—	$—	July 15, 2014	July 11, 2014
Class S	$0.1522	$—	$—	July 15, 2014	July 11, 2014

On June 19, 2014, shareholders of BlackRock Health Sciences Opportunities, Marsico Growth, MFS Total Return and MFS Utilities approved the reorganizations of BlackRock Health Sciences Opportunities and Marsico Growth with and into Voya Large Cap Growth Portfolio, which is not included in this report; MFS Total Return with and into VY Invesco Equity and Income Portfolio, which is not included in this report; and MFS Utilities with and into Voya Large Cap Value Portfolio, which is not included in this report. The reorganizations occurred on July 19, 2014.

The Portfolios have evaluated events occurring after the Statements of Assets and Liabilities date (subsequent events) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

55

VOYA GLOBAL RESOURCES PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2014 (UNAUDITED)

Geographic Diversification
as of June 30, 2014
(as a percentage of net assets)

United States	81.0%
Canada	9.8%
Netherlands	2.6%
United Kingdom	1.9%
France	1.0%
Brazil	0.6%
Norway	0.5%
Switzerland	0.2%
China	0.2%
Russia	0.2%
Assets in Excess of Other Liabilities*	2.0%
Net Assets	100.0%

* Includes short-term investments.

Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets

COMMON STOCK: 98.0%
		Brazil: 0.6%
349,000	L	Vale SA ADR	$4,617,270	0.6

		Canada: 9.8%
597,000		Alamos Gold, Inc.	6,036,859	0.7
446,000		Barrick Gold Corp.	8,161,800	1.0
88,500		Canadian Natural Resources Ltd.	4,063,035	0.5
323,700	@	Dominion Diamond Corp.	4,677,807	0.6
363,494		GoldCorp, Inc.	10,145,118	1.3
1,396,500	@	Lundin Mining Corp.	7,682,353	1.0
247,000	@	MEG Energy Corp.	9,002,230	1.1
292,600		Suncor Energy, Inc.	12,473,538	1.6
315,096		Teck Cominco Ltd. — Class B	7,193,642	0.9
873,730		Other Securities(a)	9,184,543	1.1
			78,620,925	9.8

		China: 0.2%
2,192,000		Other Securities(a)	1,492,802	0.2

		France: 1.0%
109,400		Total S.A. ADR	7,898,680	1.0

		Netherlands: 2.6%
84,300	@	LyondellBasell Industries NV — Class A	8,231,895	1.0
148,542		Royal Dutch Shell PLC — Class A ADR	12,235,404	1.6
			20,467,299	2.6

		Norway: 0.5%
130,200		Other Securities	4,014,066	0.5

COMMON STOCK: (continued)
		Russia: 0.2%
46,634		Other Securities	$1,468,971	0.2

		Switzerland: 0.2%
3,511		Other Securities	1,890,496	0.2

		United Kingdom: 1.9%
233,000	@	Noble Corp. PLC	7,819,480	1.0
118,403		Other Securities	7,788,286	0.9
			15,607,766	1.9

		United States: 81.0%
289,900		Anadarko Petroleum Corp.	31,735,353	4.0
151,900		Basic Energy Services, Inc.	4,438,518	0.6
187,300		C&J Energy Services, Inc.	6,326,994	0.8
150,500	@	Cameron International Corp.	10,190,355	1.3
49,400		CARBO Ceramics, Inc.	7,613,528	1.0
107,500		Celanese Corp.	6,910,100	0.9
26,400		CF Industries Holdings, Inc.	6,349,992	0.8
340,379		Chevron Corp.	44,436,479	5.6
85,000		Cimarex Energy Co.	12,194,100	1.5
390,300		Cobalt International Energy, Inc.	7,162,005	0.9
269,700		ConocoPhillips	23,121,381	2.9
250,300		Consol Energy, Inc.	11,531,321	1.5
253,600		Devon Energy Corp.	20,135,840	2.5
217,500	@	Energy XXI Bermuda Ltd.	5,139,525	0.7
305,300		EOG Resources, Inc.	35,677,358	4.5
605,958		ExxonMobil Corp.	61,007,851	7.6
227,300		Forum Energy Technologies, Inc.	8,280,539	1.0
555,478		Freeport-McMoRan Copper & Gold, Inc.	20,274,947	2.5
487,728		Halliburton Co.	34,633,565	4.3
233,300		Hess Corp.	23,071,037	2.9
85,000		International Paper Co.	4,289,950	0.5
358,300		Laredo Petroleum, Inc.	11,100,134	1.4
111,800	@	Newfield Exploration Co.	4,941,560	0.6
149,300		Oasis Petroleum, Inc.	8,344,377	1.1
422,700		Occidental Petroleum Corp.	43,381,701	5.4
304,100		Patterson-UTI Energy, Inc.	10,625,254	1.3
328,000		Phillips 66	26,381,040	3.3
173,800		Range Resources Corp.	15,111,910	1.9
54,800		Royal Gold, Inc.	4,171,376	0.5
589,625		Schlumberger Ltd.	69,546,269	8.7
409,100	@	Stillwater Mining Co	7,179,705	0.9
243,700		Superior Energy Services	8,807,318	1.1
75,400		Union Pacific Corp.	7,521,150	0.9
120,600	@	Unit Corp.	8,300,898	1.0

See Accompanying Notes to Financial Statements

56

VOYA GLOBAL RESOURCES PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2014 (UNAUDITED) (CONTINUED)

Shares		Value	Percentage of Net Assets

COMMON STOCK: (continued)
	United States: (continued)
304,100	Valero Energy Corp.	$15,235,410	1.9
80,100	Williams Cos., Inc.	4,662,621	0.6
1,587,985	Other Securities(a)	16,716,899	2.1
		646,548,360	81.0

	Total Common Stock (Cost $608,898,393)	782,626,635	98.0

Principal Amount†		Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: 2.8%
	Securities Lending Collateralcc(1): 0.6%
1,096,648	Cantor Fitzgerald, Repurchase Agreement dated 06/30/14, 0.13%, due 07/01/14 (Repurchase Amount $1,096,652, collateralized by various U.S. Government/ U.S. Government Agency Obligations, 0.000%–10.500%, Market Value plus accrued interest $1,118,581, due 07/15/14–04/20/64)	1,096,648	0.1
327,438	Credit Suisse Securities, Repurchase Agreement dated 06/30/14, 0.06%, due 07/01/14 (Repurchase Amount $327,439, collateralized by various U.S. Government Securities, 0.000%, Market Value plus accrued interest $333,990, due 08/15/14–11/15/43)	327,438	0.1
1,096,648	HSBC Securities USA, Repurchase Agreement dated 06/30/14, 0.07%, due 07/01/14 (Repurchase Amount $1,096,650, collateralized by various U.S. Government Securities, 0.000%–6.375%, Market Value plus accrued interest $1,118,584, due 07/10/14–08/15/42)	1,096,648	0.2
1,000,000	Millenium Fixed Income Ltd., Repurchase Agreement dated 06/30/14, 0.15%, due 07/01/14 (Repurchase Amount $1,000,004, collateralized by various U.S. Government Securities, 0.750%–6.125%, Market Value plus accrued interest $1,020,000, due 12/31/17–04/15/28)	1,000,000	0.1

SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc(1): (continued)
1,096,648	Nomura Securities, Repurchase Agreement dated 06/30/14, 0.11%, due 07/01/14 (Repurchase Amount $1,096,651, collateralized by various U.S. Government/ U.S. Government Agency Obligations, 0.000%–8.875%, Market Value plus accrued interest $1,118,581, due 07/01/14–07/15/56)	$1,096,648	0.1
		4,617,382	0.6

Shares		Value	Percentage of Net Assets

	Mutual Funds: 2.2%
18,082,031	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.030%†† (Cost $18,082,031)	18,082,031	2.2

	Total Short-Term Investments (Cost $22,699,413)	22,699,413	2.8

	Total Investments in Securities (Cost $631,597,806)	$805,326,048	100.8
	Liabilities in Excess of Other Assets	(6,714,050)	(0.8)
	Net Assets	$798,611,998	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2014.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

†	Unless otherwise indicated, principal amount is shown in USD.

††	Rate shown is the 7-day yield as of June 30, 2014.

@	Non-income producing security

ADR	American Depositary Receipt

cc	Securities purchased with cash collateral for securities loaned.

L	Loaned security, a portion or all of the security is on loan at June 30, 2014.

(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

(a)	This grouping contains securities on loan.

Cost for federal income tax purposes is $641,213,534.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$190,204,814
Gross Unrealized Depreciation	(26,092,300)
Net Unrealized Appreciation	$164,112,514

See Accompanying Notes to Financial Statements

57

VOYA GLOBAL RESOURCES PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2014 (UNAUDITED) (CONTINUED)

Industry Diversification	Percentage of Net Assets
Integrated Oil & Gas	25.2%
Oil & Gas Exploration & Production	20.7
Energy Equipment & Services	10.0
Oil & Gas Equipment & Services	8.3
Oil & Gas Refining & Marketing	5.2
Materials	4.5
Oil & Gas Services	4.2
Metals & Mining	3.0
Gold	2.7
Energy	2.5
Diversified Metals & Mining	2.3
Oil & Gas Drilling	2.0
Coal & Consumable Fuels	1.7
Chemicals	1.0%
Mining	1.0
Road & Rail	0.9
Precious Metals & Minerals	0.9
Retail	0.6
Oil & Gas Storage & Transportation	0.6
Paper Products	0.5
Machinery-Diversified	0.2
Short-Term Investments	2.8
Liabilities in Excess of Other Assets	(0.8)
Net Assets	100.0%

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2014
Asset Table
Investments, at fair value
Common Stock
Brazil	$4,617,270	$—	$—	$4,617,270
Canada	78,620,925	—	—	78,620,925
China	—	1,492,802	—	1,492,802
France	7,898,680	—	—	7,898,680
Netherlands	20,467,299	—	—	20,467,299
Norway	4,014,066	—	—	4,014,066
Russia	1,468,971	—	—	1,468,971
Switzerland	—	1,890,496	—	1,890,496
United Kingdom	11,676,140	3,931,626	—	15,607,766
United States	646,548,360	—	—	646,548,360
Total Common Stock	775,311,711	7,314,924	—	782,626,635
Short-Term Investments	18,082,031	4,617,382	—	22,699,413
Total Investments, at fair value	$793,393,742	$11,932,306	$—	$805,326,048

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

See Accompanying Notes to Financial Statements

58

VOYA LIQUID ASSETS PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2014 (UNAUDITED)

Investment Type Allocation
as of June 30, 2014
(as a percentage of net assets)

Asset Backed Commercial Paper	25.3%
Other Note	20.3%
Government Agency Debt	15.1%
Financial Company Commercial Paper	10.4%
Government Agency Repurchase Agreement	7.7%
Treasury Debt	6.4%
Certificates of Deposit	5.8%
Other Instrument	4.6%
Other Commercial Paper	3.9%
Assets in Excess of Other Liabilities	0.5%
Net Assets	100.0%

Portfolio holdings are subject to change daily.

Principal Amount†			Value	Percentage of Net Assets

ASSET BACKED COMMERCIAL PAPER: 25.3%
21,000,000		Barton Capital LLC, 0.160%, due 07/28/14	$20,997,480	2.0
8,000,000	#	Barton Capital LLC, 0.183%, due 07/01/14	8,000,000	0.8
13,750,000	#	Barton Capital LLC, 0.184%, due 07/17/14	13,750,000	1.3
21,500,000		Concord Minutemen Capital Co., 0.200%, due 07/02/14	21,499,881	2.0
21,250,000		Concord Minutemen Capital Co., 0.200%, due 10/01/14	21,239,139	2.0
42,500,000		Crown Point Capital Co., 0.200%, due 10/02/14	42,478,042	4.0
9,000,000		Jupiter Securitization Company LLC, 0.271%, due 12/29/14	8,987,782	0.8
12,100,000		Jupiter Securitization Company LLC, 0.271%, due 03/04/15	12,077,675	1.1
24,650,000		Jupiter Securitization Company LLC, 0.282%, due 07/01/14	24,650,000	2.3
9,000,000		Old Line Funding LLC, 0.170%, due 08/06/14	8,998,470	0.8
2,500,000	#	Old Line Funding LLC, 0.181%, due 07/27/14	2,500,000	0.2
17,500,000		Old Line Funding LLC, 0.230%, due 09/25/14	17,490,385	1.7
19,700,000		Old Line Funding LLC, 0.240%, due 07/02/14	19,699,869	1.9
10,750,000	#	Thunder Bay Funding LLC, 0.184%, due 07/27/14	10,750,000	1.0
24,100,000	#	Thunder Bay Funding LLC, 0.187%, due 07/07/14	24,100,000	2.3

ASSET BACKED COMMERCIAL PAPER: (continued)
1,750,000		Thunder Bay Funding LLC, 0.210%, due 07/02/14	$1,749,990	0.2
9,200,000		Thunder Bay Funding LLC, 0.230%, due 10/10/14	9,194,063	0.9

		Total Asset Backed Commercial Paper (Cost $268,162,776)	268,162,776	25.3

CERTIFICATES OF DEPOSIT: 5.8%
18,000,000	#	Australia & New Zealand Banking Group Ltd., 0.338%, due 07/20/14	18,000,000	1.7
9,000,000		Credit Suisse New York, 0.500%, due 12/05/14	9,005,964	0.9
900,000		Rabobank Nederland NV NY, 0.210%, due 10/03/14	900,070	0.1
18,500,000		Skandinav Enskilda Bank NY, 0.250%, due 07/14/14	18,500,801	1.7
11,000,000		Standard Chartered Bank, 0.500%, due 01/02/15	11,000,000	1.0
2,525,000		Toronto Dominion Bank NY, 0.550%, due 09/18/14	2,526,156	0.2
2,100,000		Toronto Dominion Bank NY, 0.550%, due 09/18/14	2,100,961	0.2

		Total Certificates of Deposit (Cost $62,033,952)	62,033,952	5.8

FINANCIAL COMPANY COMMERCIAL PAPER: 10.4%
28,250,000		ASB Finance Ltd., 0.165%, due 07/02/14	28,249,871	2.7
1,000,000		Credit Suisse New York, 0.320%, due 11/14/14	998,791	0.1
3,920,000		Credit Suisse New York, 0.326%, due 11/25/14	3,914,798	0.4
1,500,000		General Electric Capital Corp., 0.190%, due 07/18/14	1,499,865	0.1
10,600,000		Nordea Bank AB, 0.110%, due 07/02/14	10,599,968	1.0
22,750,000		Nordea Bank AB, 0.200%, due 10/01/14	22,738,372	2.1
2,000,000		Societe Generale North America, 0.090%, due 07/01/14	2,000,000	0.2
900,000		Societe Generale North America, 0.200%, due 08/01/14	899,845	0.1
13,500,000		Standard Chartered Bank, 0.255%, due 10/01/14	13,491,202	1.3
26,000,000		Toronto Dominion Bank Ltd., 0.100%, due 07/02/14	25,999,928	2.4

		Total Financial Company Commercial Paper (Cost $110,392,640)	110,392,640	10.4

GOVERNMENT AGENCY DEBT: 15.1%
15,500,000	Z	Federal Home Loan Bank Discount Notes, 0.050%, due 07/18/14	15,499,634	1.5

See Accompanying Notes to Financial Statements

59

VOYA LIQUID ASSETS PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2014 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets

GOVERNMENT AGENCY DEBT: (continued)
12,000,000	Z	Federal Home Loan Bank Discount Notes, 0.060%, due 08/18/14	$11,999,040	1.1
2,000,000	Z	Federal Home Loan Bank Discount Notes, 0.065%, due 08/01/14	1,999,888	0.2
2,744,000	Z	Federal Home Loan Bank Discount Notes, 0.065%, due 08/06/14	2,743,822	0.3
48,000,000	Z	Federal Home Loan Bank Discount Notes, 0.068%, due 08/22/14	47,995,285	4.5
80,000,000	Z	Federal Home Loan Bank Discount Notes, 0.070%, due 08/04/14	79,994,711	7.5

		Total Government Agency Debt (Cost $160,232,380)	160,232,380	15.1

GOVERNMENT AGENCY REPURCHASE AGREEMENT: 7.7%
36,357,000		Deutsche Bank AG Repurchase Agreement dated 6/30/14, 0.050%, due 7/1/14, $36,357,051 to be received upon repurchase (Collateralized by $26,001,200, U.S. Treasury Obligation, 6.250%, Market Value plus accrued interest $37,084,225 due 5/15/30)	36,357,000	3.4
45,000,000		Deutsche Bank AG Repurchase Agreement dated 6/30/14, 0.10%, due 7/1/14, $45,000,125 to be received upon repurchase (Collateralized by $49,522,000, various U.S. Gvt Agcy Oblig, 0.00%–5.00%, Market Value plus accrued interest $45,900,666 due 9/16/14–11/2/35	45,000,000	4.3

		Total Government Agency Repurchase Agreement (Cost $81,357,000)	81,357,000	7.7

OTHER COMMERCIAL PAPER: 3.9%
3,250,000	#	American Honda Finance, 1.850%, due 09/19/14	3,260,503	0.3
10,500,000		Cargill Global Fund PLC, 0.070%, due 07/09/14	10,499,837	1.0
28,000,000		Travelers Companies, Inc., 0.060%, due 07/01/14	28,000,000	2.6

		Total Other Commercial Paper (Cost $41,760,340)	41,760,340	3.9

OTHER INSTRUMENT: 4.6%
48,600,000		BlackRock Liquidity Funds, TempFund, Institutional Class, 0.030%, due 07/01/14	$48,600,000	4.6

		Total Other Instrument (Cost $48,600,000)	48,600,000	4.6

OTHER NOTE: 20.3%
16,000,000		American Honda Finance, 0.242%, due 09/12/14	16,000,000	1.5
4,500,000	#	American Honda Finance, 0.288%, due 07/17/14	4,500,000	0.4
9,000,000		ANZ New Zealand Int’l/London, 1.129%, due 08/28/14	9,068,224	0.9
3,500,000	#	Australia & New Zealand Banking Group Ltd., 3.700%, due 01/13/15	3,562,877	0.3
8,000,000		Commonwealth Bank of Australia NY, 1.950%, due 03/16/15	8,087,426	0.8
6,000,000	#	Commonwealth Bank of Australia, 3.500%, due 03/19/15	6,136,472	0.6
10,000,000	#	Fosse Master Issuer PLC, 0.274%, due 07/16/14	10,000,000	0.9
3,250,000		General Electric Capital Corp., 2.150%, due 01/09/15	3,281,434	0.3
500,000		General Electric Capital Corp., 4.750%, due 09/15/14	504,374	0.0
2,750,000		JPMorgan Chase Bank NA, 0.331%, due 07/21/14	2,748,702	0.3
11,500,000		JPMorgan Chase Bank NA, 0.356%, due 07/22/14	11,500,000	1.1
10,250,000	#	Nordea Bank AB, 2.250%, due 03/20/15	10,394,128	1.0
900,000	#	Rabobank Nederland, 3.200%, due 03/11/15	917,900	0.1
24,000,000	#	Royal Bank of Canada, 0.408%, due 07/01/14	24,000,000	2.3
5,200,000	#	Standard Chartered PLC, 5.500%, due 11/18/14	5,301,322	0.5
24,000,000		Svenska Handelsbanken AB, 0.386%, due 07/04/14	24,000,000	2.3
300,000		Toyota Motor Credit Corp., 0.397%, due 09/05/14	300,237	0.0
12,000,000		US Bank NA, 0.522%, due 07/14/14	12,008,310	1.1
36,250,000		Wells Fargo Bank NA, 0.380%, due 09/24/14	36,250,000	3.4
26,500,000		Westpac Banking Corp, 0.533%, due 07/28/14	26,500,000	2.5

		Total Other Note (Cost $215,061,406)	215,061,406	20.3

See Accompanying Notes to Financial Statements

60

VOYA LIQUID ASSETS PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2014 (UNAUDITED) (CONTINUED)

Principal Amount†		Value	Percentage of Net Assets

TREASURY DEBT: 6.4%
17,000,000	United States Treasury Bill, 0.042%, due 10/02/14	$16,998,195	1.6
51,250,000	United States Treasury Bill, 0.054%, due 12/26/14	51,236,394	4.8

	Total Treasury Debt (Cost $68,234,589)	68,234,589	6.4

	Total Investments in Securities (Cost $1,055,835,083)	$1,055,835,083	99.5
	Assets in Excess of Other Liabilities	5,016,415	0.5
	Net Assets	$1,060,851,498	100.0

†	Unless otherwise indicated, principal amount is shown in USD.

#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.

Cost for federal income tax purposes is the same as for financial statement purposes.

Net unrealized depreciation consists of:
Gross Unrealized Appreciation	$—
Gross Unrealized Depreciation	—
Net Unrealized Depreciation	$—

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2014
Asset Table
Investments, at fair value
Government Agency Debt	$—	$160,232,380	$—	$160,232,380
Other Instrument	48,600,000	—	—	48,600,000
Government Agency Repurchase Agreement	—	81,357,000	—	81,357,000
Treasury Debt	—	68,234,589	—	68,234,589
Asset Backed Commercial Paper	—	268,162,776	—	268,162,776
Other Note	—	215,061,406	—	215,061,406
Financial Company Commercial Paper	—	110,392,640	—	110,392,640
Certificates of Deposit	—	62,033,952	—	62,033,952
Other Commercial Paper	—	41,760,340	—	41,760,340
Total Investments, at fair value	$48,600,000	$1,007,235,083	$—	$1,055,835,083

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

The following table is a summary of the Portfolio’s government agency repurchase agreements by counterparty which are subject to offset under a MRA as of June 30, 2014:

Counterparty	Government Agency Repurchase Agreement, at fair value	Fair Value of Non-Cash Collateral Received Including Accrued Interest (1)	Net Amount
Deutsche Bank AG	$81,357,000	$(81,357,000)	$—
Totals	$81,357,000	$(81,357,000)	$—

(1)	Collateral with a fair value of $82,984,891 has been pledged in connection with the above government agency repurchase agreements. Excess collateral received from the individual counterparty is not shown for financial reporting purposes.

See Accompanying Notes to Financial Statements

61

VY BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2014 (UNAUDITED)

Sector Diversification
as of June 30, 2014
(as a percentage of net assets)

Health Care	98.2%
Materials	0.7%
Assets in Excess of Other Liabilities*	1.1%
Net Assets	100.0%

* Includes short-term investments.

Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets

COMMON STOCK: 98.9%
		Health Care: 98.2%
188,500		Abbott Laboratories	$7,709,650	1.7
270,900		AbbVie, Inc.	15,289,596	3.4
26,400	@	Actavis PLC	5,888,520	1.3
55,714		Aetna, Inc.	4,517,291	1.0
97,000		Agilent Technologies, Inc.	5,571,680	1.2
80,863	@	Alexion Pharmaceuticals, Inc.	12,634,844	2.8
129,100	@	Alkermes PLC	6,497,603	1.4
46,018		Allergan, Inc.	7,787,166	1.7
84,819		Amgen, Inc.	10,040,025	2.2
106,700		AstraZeneca PLC	7,938,190	1.8
84,500		Bayer AG	11,920,689	2.6
44,300		Becton Dickinson & Co.	5,240,690	1.2
51,700	@	Biogen Idec, Inc.	16,301,527	3.6
66,100		BioMarin Pharmaceuticals, Inc.	4,112,081	0.9
393,600	@	Boston Scientific Corp.	5,026,272	1.1
154,600		Bristol-Myers Squibb Co.	7,499,646	1.7
94,456		Cardinal Health, Inc.	6,475,903	1.4
79,500		CareFusion Corp.	3,525,825	0.8
160,342		Celgene Corp.	13,770,171	3.0
79,300		Charles River Laboratories International, Inc.	4,244,136	0.9
61,200		Cigna Corp.	5,628,564	1.2
42,800		Coloplast A/S	3,872,764	0.9
138,510		Covidien PLC	12,490,832	2.8
54,453	@	Edwards Lifesciences Corp.	4,674,246	1.0
132,600		Eli Lilly & Co.	8,243,742	1.8
66,100	@	Forest Laboratories, Inc.	6,543,900	1.4
78,160	@	Gilead Sciences, Inc.	6,480,246	1.4
123,600	@	HCA Holdings, Inc.	6,968,568	1.5
43,100	@	Illumina, Inc.	7,695,074	1.7
111,100		InterMune, Inc.	4,905,065	1.1
161,100		Johnson & Johnson	16,854,282	3.7
47,700	L	Mallinckrodt PLC — W/I	3,816,954	0.8

COMMON STOCK: (continued)
		Health Care: (continued)
37,731		McKesson Corp.	$7,025,889	1.6
1,546,390	@, X	Medipattern Corp.	—	—
104,388		Medtronic, Inc.	6,655,779	1.5
259,000		Merck & Co., Inc.	14,983,150	3.3
75,400	@	Mylan Laboratories	3,887,624	0.9
117,000		Novartis AG	10,595,331	2.3
50,500	@	Perrigo Co. PLC	7,360,880	1.6
262,930		Pfizer, Inc.	7,803,762	1.7
19,975		Regeneron Pharmaceuticals, Inc.	5,642,338	1.2
23,000		Roche Holding AG — Genusschein	6,853,009	1.5
123,155		Seattle Genetics, Inc.	4,710,679	1.0
23,500		Shire PLC ADR	5,534,015	1.2
100,500		St. Jude Medical, Inc.	6,959,625	1.5
107,200		Stryker Corp.	9,039,104	2.0
49,000		Thermo Fisher Scientific, Inc.	5,782,000	1.3
47,026	X	Ultragenyx Pharmaceutical, Inc. — Private Placement	2,026,557	0.5
131,375		UnitedHealth Group, Inc.	10,739,906	2.4
66,200		Universal Health Services, Inc.	6,339,312	1.4
33,400	@	Valeant Pharmaceuticals International	4,212,408	0.9
48,900	@	Varian Medical Systems, Inc.	4,065,546	0.9
3,382,471		Other Securities(a)	65,898,485	14.5
			446,281,141	98.2

		Materials: 0.7%
31,500		Other Securities	3,196,620	0.7

		Total Common Stock (Cost $367,392,703)	449,477,761	98.9

Principal Amount†		Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: 2.7%
	Securities Lending Collateralcc(1): 2.2%
2,392,521	Cantor Fitzgerald, Repurchase Agreement dated 06/30/14, 0.13%, due 07/01/14 (Repurchase Amount $2,392,530, collateralized by various U.S. Government/ U.S. Government Agency Obligations, 0.000%–10.500%, Market Value plus accrued interest $2,440,371, due 07/15/14–04/20/64)	2,392,521	0.5

See Accompanying Notes to Financial Statements

62

VY BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2014 (UNAUDITED) (CONTINUED)

Principal Amount†		Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc(1): (continued)
896,104	Credit Suisse Securities, Repurchase Agreement dated 06/30/14, 0.06%, due 07/01/14 (Repurchase Amount $896,105, collateralized by various U.S. Government Securities, 0.000%, Market Value plus accrued interest $914,034, due 08/15/14–11/15/43)	$896,104	0.2
2,392,521	HSBC Securities USA, Repurchase Agreement dated 06/30/14, 0.07%, due 07/01/14 (Repurchase Amount $2,392,526, collateralized by various U.S. Government Securities, 0.000%–6.375%, Market Value plus accrued interest $2,440,379, due 07/10/14–08/15/42)	2,392,521	0.5
2,000,000	Millenium Fixed Income Ltd., Repurchase Agreement dated 06/30/14, 0.15%, due 07/01/14 (Repurchase Amount $2,000,008, collateralized by various U.S. Government Securities, 0.750%–6.125%, Market Value plus accrued interest $2,040,000, due 12/31/17–04/15/28)	2,000,000	0.5
2,392,521	Nomura Securities, Repurchase Agreement dated 06/30/14, 0.11%, due 07/01/14 (Repurchase Amount $2,392,528, collateralized by various U.S. Government/ U.S. Government Agency Obligations, 0.000%–8.875%, Market Value plus accrued interest $2,440,371, due 07/01/14–07/15/56)	2,392,521	0.5
		10,073,667	2.2

Shares		Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: (continued)
	Mutual Funds: 0.5%
2,005,776	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.030%†† (Cost $2,005,776)	$2,005,776	0.5

	Total Short-Term Investments (Cost $12,079,443)	12,079,443	2.7

	Total Investments in Securities (Cost $379,472,146)	$461,557,204	101.6
	Liabilities in Excess of Other Assets	(7,234,880)	(1.6)
	Net Assets	$454,322,324	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2014.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

†	Unless otherwise indicated, principal amount is shown in USD.

††	Rate shown is the 7-day yield as of June 30, 2014.

@	Non-income producing security

ADR	American Depositary Receipt

cc	Securities purchased with cash collateral for securities loaned.

L	Loaned security, a portion or all of the security is on loan at June 30, 2014.

X	Fair value determined by Voya funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.

(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

(a)	This grouping contains securities on loan.

Cost for federal income tax purposes is $379,587,011.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$86,897,326
Gross Unrealized Depreciation	(4,927,133)
Net Unrealized Appreciation	$81,970,193

See Accompanying Notes to Financial Statements

63

VY BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2014 (UNAUDITED) (CONTINUED)

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2014
Asset Table
Investments, at fair value
Common Stock
Health Care	$397,350,788	$48,930,353	$—	$446,281,141
Materials	3,196,620	—	—	3,196,620
Total Common Stock	400,547,408	48,930,353	—	449,477,761
Short-Term Investments	2,005,776	10,073,667	—	12,079,443
Total Investments, at fair value	$402,553,184	$59,004,020	$—	$461,557,204
Other Financial Instruments+
Forward Foreign Currency Contracts	—	155,551	—	155,551
Total Assets	$402,553,184	$59,159,571	$—	$461,712,755
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$—	$(135,441)	$—	$(135,441)
Written Options	(15,190)	—	—	(15,190)
Total Liabilities	$(15,190)	$(135,441)	$—	$(150,631)

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

At June 30, 2014, the following forward foreign currency contracts were outstanding for the VY BlackRock Health Sciences Opportunities Portfolio:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
The Bank of New York	EU Euro	154,000	Buy	07/23/14	$211,153	$210,890	$(263)
Citigroup, Inc.	Swiss Franc	359,962	Buy	07/23/14	401,685	405,985	4,300
UBS AG	Swiss Franc	231,155	Buy	07/23/14	258,176	260,710	2,533
UBS AG	Swiss Franc	29,040	Buy	07/23/14	32,592	32,753	161
UBS AG	Swiss Franc	200,881	Buy	07/23/14	230,009	226,565	(3,444)
UBS AG	Swiss Franc	411,555	Buy	07/23/14	469,267	464,174	(5,093)
UBS AG	Swiss Franc	224,268	Buy	07/23/14	254,109	252,941	(1,168)
							$(2,974)

BNP Paribas Bank	EU Euro	4,576,000	Sell	07/23/14	$6,329,061	$6,266,459	$62,602
JPMorgan Chase & Co.	British Pound	1,093,000	Sell	07/23/14	1,835,602	1,870,237	(34,635)
Citigroup, Inc.	British Pound	1,191,000	Sell	07/23/14	2,005,037	2,037,925	(32,888)
Citigroup, Inc.	British Pound	1,033,060	Sell	07/23/14	1,735,852	1,767,673	(31,821)
Deutsche Bank AG	Swiss Franc	10,899,258	Sell	07/23/14	12,378,712	12,292,780	85,932
Royal Bank of Canada	British Pound	742,000	Sell	07/23/14	1,243,510	1,269,639	(26,129)
Royal Bank of Canada	Hong Kong Sar Dollar	3,857,000	Sell	07/23/14	497,515	497,492	23
							$23,084

See Accompanying Notes to Financial Statements

64

VY BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2014 (UNAUDITED) (CONTINUED)

VY BlackRock Health Sciences Opportunities Portfolio Written Options Open on June 30, 2014:

Exchange-Traded Options

Description	Exercise Price	Expiration Date	# of Contracts	Premiums Received	Fair Value
Put on Vertex Pharmaceuticals, Inc.	85.00	07/19/14	53	$9,114	$(2,650)
Put on Vertex Pharmaceuticals, Inc.	90.00	07/19/14	76	20,315	(12,540)
				$29,429	$(15,190)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2014 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$155,551
Total Asset Derivatives		$155,551
Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$135,441
Equity contracts	Written options, at fair value	15,190
Total Liability Derivatives		$150,631

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2014 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Foreign currency related transactions*	Written Options	Total
Equity contracts	$—	$132,392	$132,392
Foreign exchange contracts	(532,344)	—	(532,344)
Total	$(532,344)	$132,392	$(399,952)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Foreign currency related transactions*	Written Options	Total
Equity contracts	$—	$2,926	$2,926
Foreign exchange contracts	192,234	—	192,234
Total	$192,234	$2,926	$195,160

*	Amounts recognized for forward foreign currency contracts are included in net realized gain (loss) on foreign currency related transactions and net change in unrealized appreciation or depreciation on foreign currency related transactions.

See Accompanying Notes to Financial Statements

65

VY BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2014 (UNAUDITED) (CONTINUED)

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at June 30, 2014:

	BNP Paribas Bank	Citigroup, Inc.	Deutsche Bank AG	JPMorgan Chase & Co.	Royal Bank of Canada	The Bank of New York	UBS AG	Totals
Assets:
Forward foreign currency contracts	$62,602	$4,300	$85,932	$—	$23	$—	$2,694	$155,551
Total Assets	$62,602	$4,300	$85,932	$—	$23	$—	$2,694	$155,551

Liabilities:
Forward foreign currency contracts	$—	$64,709	$—	$34,635	$26,129	$263	$9,705	$135,441
Total Liabilities	$—	$64,709	$—	$34,635	$26,129	$263	$9,705	$135,441

Net OTC derivative instruments by counterparty, at fair value	$62,602	$(60,409)	$85,932	$(34,635)	$(26,106)	$(263)	$(7,011)	20,110

Total collateral pledged by the Portfolio/(Received from counterparty)	$—	$—	$—	$—	$—	$—	$3,878,963	$3,878,963
Net Exposure(1)	$62,602	$(60,409)	$85,932	$(34,635)	$(26,106)	$(263)	$3,871,952	$3,899,073

(1)	Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

See Accompanying Notes to Financial Statements

66

VY CLARION GLOBAL REAL ESTATE PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2014 (UNAUDITED)

Geographic Diversification
as of June 30, 2014
(as a percentage of net assets)

United States	48.1%
Japan	17.2%
Hong Kong	6.6%
United Kingdom	6.6%
Australia	6.4%
France	5.9%
Singapore	3.3%
Netherlands	1.1%
Sweden	1.1%
Germany	1.0%
Countries between 0.1%–0.8%ˆ	1.9%
Assets in Excess of Other Liabilities*	0.8%
Net Assets	100.0%

* Includes short-term investments.
ˆ Includes 4 countries, which each represents 0.1%–0.8%of net assets.

Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets

COMMON STOCK: 99.2%
		Australia: 6.4%
841,517		Goodman Group	$4,006,457	1.1
3,145,641		Mirvac Group	5,293,552	1.5
855,045	@	Scentre Group	2,580,052	0.7
866,900		Stockland	3,170,658	0.9
423,245		Westfield Corp.	2,853,561	0.8
1,557,905		Other Securities	4,987,986	1.4
			22,892,266	6.4

		Austria: 0.1%
55,600		Other Securities	332,245	0.1

		Canada: 0.5%
44,100		Other Securities	1,950,252	0.5

		France: 5.9%
101,683		Klepierre	5,181,107	1.5
33,349		Unibail-Rodamco SE	9,704,909	2.7
87,618		Other Securities(a)	5,995,276	1.7
			20,881,292	5.9

		Germany: 1.0%
50,490	@	LEG Immobilien AG	3,396,621	1.0

		Hong Kong: 6.6%
429,959		Cheung Kong Holdings Ltd.	7,628,183	2.1
551,213		Hongkong Land Holdings Ltd.	3,678,614	1.0

COMMON STOCK: (continued)
		Hong Kong: (continued)
465,000		Sun Hung Kai Properties Ltd.	$6,380,734	1.8
1,067,300		Swire Properties Ltd.	3,119,134	0.9
807,057		Other Securities	2,734,991	0.8
			23,541,656	6.6

		Japan: 17.2%
25,617		Daito Trust Construction Co., Ltd.	3,012,279	0.9
791		Japan Real Estate Investment Corp.	4,607,358	1.3
2,412		Japan Retail Fund Investment Corp.	5,426,318	1.5
412,319		Mitsubishi Estate Co., Ltd.	10,186,552	2.9
391,682		Mitsui Fudosan Co., Ltd.	13,218,982	3.7
179		Nippon Building Fund, Inc.	1,046,594	0.3
835		Nippon Prologis REIT, Inc.	1,947,336	0.5
172,000		Sumitomo Realty & Development Co., Ltd.	7,388,528	2.1
404,843		Other Securities	14,343,749	4.0
			61,177,696	17.2

		Luxembourg: 0.8%
153,168	@	GAGFAH SA	2,785,929	0.8

		Netherlands: 1.1%
309,942		Other Securities	3,891,340	1.1

		Singapore: 3.3%
2,518,800		CapitaCommercial Trust	3,440,230	1.0
1,999,000		Global Logistic Properties Ltd.	4,332,315	1.2
2,413,579		Other Securities	3,781,875	1.1
			11,554,420	3.3

		Sweden: 1.1%
238,350		Other Securities	3,786,866	1.1

		Switzerland: 0.5%
17,962		Other Securities	1,689,203	0.5

		United Kingdom: 6.6%
320,399		British Land Co. PLC	3,849,774	1.1
65,110		Derwent Valley Holdings PLC	2,982,144	0.8
320,890		Great Portland Estates PLC	3,534,896	1.0
346,405		Hammerson PLC	3,437,282	1.0
446,855		Land Securities Group PLC	7,918,005	2.2
361,356		Other Securities	1,653,339	0.5
			23,375,440	6.6

		United States: 48.1%
343,300		American Realty Capital Properties, Inc.	4,301,549	1.2
47,125		AvalonBay Communities, Inc.	6,700,704	1.9

See Accompanying Notes to Financial Statements

67

VY CLARION GLOBAL REAL ESTATE PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2014 (UNAUDITED) (CONTINUED)

Shares		Value	Percentage of Net Assets

COMMON STOCK: (continued)
	United States: (continued)
129,600	BioMed Realty Trust, Inc.	$2,829,168	0.8
41,480	Boston Properties, Inc.	4,902,106	1.4
245,000	DDR Corp.	4,319,350	1.2
111,800	Douglas Emmett, Inc.	3,154,996	0.9
237,600	Duke Realty Corp.	4,314,816	1.2
130,700	Equity Residential	8,234,100	2.3
34,870	Essex Property Trust, Inc.	6,447,812	1.8
258,882	General Growth Properties, Inc.	6,099,260	1.7
141,000	Health Care Real Estate Investment Trust, Inc.	8,836,471	2.5
123,100	Hilton Worldwide Holdings, Inc.	2,868,230	0.8
452,221	Host Hotels & Resorts, Inc.	9,953,384	2.8
86,400	Kilroy Realty Corp.	5,380,992	1.5
147,500	Kimco Realty Corp.	3,389,550	0.9
99,700	Liberty Property Trust	3,781,621	1.1
69,065	Macerich Co.	4,610,089	1.3
203,827	ProLogis, Inc.	8,375,251	2.4
22,444	Public Storage, Inc.	3,845,779	1.1
76,031	Simon Property Group, Inc.	12,642,435	3.6
62,500	SL Green Realty Corp.	6,838,125	1.9
305,200	Spirit Realty Capital, Inc.	3,467,072	1.0
214,975	UDR, Inc.	6,154,734	1.7
65,731	Vornado Realty Trust	7,015,470	2.0
1,614,375	Other Securities	32,285,714	9.1
		170,748,778	48.1

	Total Common Stock (Cost $231,314,848)	352,004,004	99.2

WARRANTS: 0.0%
	Hong Kong: 0.0%
24,750	Other Securities	32,317	0.0

	Total Warrants (Cost $7,660)	32,317	0.0

	Total Long-Term Investments (Cost $231,322,508)	352,036,321	99.2

Principal Amount†		Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: 1.0%
	Securities Lending Collateralcc(1): 0.3%
57,137	Cantor Fitzgerald, Repurchase Agreement dated 06/30/14, 0.13%, due 07/01/14 (Repurchase Amount $57,137, collateralized by various U.S. Government/ U.S. Government Agency Obligations, 0.000%–10.500%, Market Value plus accrued interest $58,280, due 07/15/14–04/20/64)	$57,137	0.0
1,000,000	Millenium Fixed Income Ltd., Repurchase Agreement dated 06/30/14, 0.15%, due 07/01/14 (Repurchase Amount $1,000,004, collateralized by various U.S. Government Securities, 0.750%–6.125%, Market Value plus accrued interest $1,020,000, due 12/31/17–04/15/28)	1,000,000	0.3
		1,057,137	0.3

Shares		Value	Percentage of Net Assets

	Mutual Funds: 0.7%
2,475,936	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.030%†† (Cost $2,475,936)	2,475,936	0.7

	Total Short-Term Investments (Cost $3,533,073)	3,533,073	1.0

	Total Investments in Securities (Cost $234,855,581)	$355,569,394	100.2
	Liabilities in Excess of Other Assets	(698,165)	(0.2)
	Net Assets	$354,871,229	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2014.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

†	Unless otherwise indicated, principal amount is shown in USD.

††	Rate shown is the 7-day yield as of June 30, 2014.

@	Non-income producing security

cc	Securities purchased with cash collateral for securities loaned.

(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

(a)	This grouping contains securities on loan.

See Accompanying Notes to Financial Statements

68

VY Clarion Global Real Estate Portfolio	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2014 (Unaudited) (continued)

Cost for federal income tax purposes is $260,962,592.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$111,795,659
Gross Unrealized Depreciation	(17,188,857)
Net Unrealized Appreciation	$94,606,802

REIT Diversification	Percentage of Net Assets
Retail REITs	22.2%
Diversified REITs	15.9
Diversified Real Estate Activities	13.0
Office REITs	12.1
Residential REITs	10.2
Real Estate Operating Companies	6.7
Specialized REITs	6.0
Industrial REITs	5.0%
Hotels, Resorts & Cruise Lines	4.6
Real Estate Development	2.7
Real Estate Services	0.8
Assets in Excess of Other Liabilities*	0.8
Net Assets	100.0%

*	Includes short-term investments.

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2014
Asset Table
Investments, at fair value
Common Stock
Australia	$5,433,613	$17,458,653	$—	$22,892,266
Austria	332,245	—	—	332,245
Canada	1,950,252	—	—	1,950,252
France	1,082,773	19,798,519	—	20,881,292
Germany	—	3,396,621	—	3,396,621
Hong Kong	—	23,541,656	—	23,541,656
Japan	—	61,177,696	—	61,177,696
Luxembourg	—	2,785,929	—	2,785,929
Netherlands	—	3,891,340	—	3,891,340
Singapore	—	11,554,420	—	11,554,420
Sweden	—	3,786,866	—	3,786,866
Switzerland	—	1,689,203	—	1,689,203
United Kingdom	970,016	22,405,424	—	23,375,440
United States	170,748,778	—	—	170,748,778
Total Common Stock	180,517,677	171,486,327	—	352,004,004
Warrants	32,317	—	—	32,317
Short-Term Investments	2,475,936	1,057,137	—	3,533,073
Total Investments, at fair value	$183,025,930	$172,543,464	$—	$355,569,394

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

See Accompanying Notes to Financial Statements

69

VY Clarion Global Real Estate Portfolio	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2014 (Unaudited) (continued)

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2014 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Foreign currency related transactions*
Foreign exchange contracts	$(1,008)
Total	$(1,008)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Foreign currency related transactions*
Foreign exchange contracts	$(465)
Total	$(465)

*	Amounts recognized for forward foreign currency contracts are included in net realized gain (loss) on foreign currency related transactions and net change in unrealized appreciation or depreciation on foreign currency related transactions.

See Accompanying Notes to Financial Statements

70

VY FMRsm Diversified Mid Cap Portfolio	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2014 (Unaudited)

Sector Diversification
as of June 30, 2014
(as a percentage of net assets)

Information Technology	25.8%
Industrials	19.9%
Consumer Discretionary	15.1%
Health Care	11.0%
Financials	9.2%
Energy	8.4%
Materials	5.2%
Consumer Staples	3.1%
Telecommunication Services	0.6%
Utilities	0.5%
Assets in Excess of Other Liabilities*	1.2%
Net Assets	100.0%

* Includes short-term investments.

Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets

COMMON STOCK: 98.6%
		Consumer Discretionary: 15.1%
171,021		Brinker International, Inc.	$8,320,172	0.7
214,380		Foot Locker, Inc.	10,873,354	0.9
106,472	@	G-III Apparel Group Ltd.	8,694,503	0.7
103,800		Hanesbrands, Inc.	10,218,072	0.9
457,200		Interpublic Group of Cos., Inc.	8,919,972	0.8
105,199		McGraw-Hill Cos., Inc.	8,734,673	0.7
46,500		Ralph Lauren Corp.	7,472,085	0.6
133,716	@	Tenneco, Inc.	8,785,141	0.8
98,622		Wyndham Worldwide Corp.	7,467,658	0.6
2,359,588		Other Securities	100,001,201	8.4
			179,486,831	15.1

		Consumer Staples: 3.1%
111,663		CVS Caremark Corp.	8,416,040	0.7
494,203		Other Securities	27,928,704	2.4
			36,344,744	3.1
		Energy: 8.4%
59,505	L	Continental Resources, Inc.	9,404,170	0.8
125,300		Halliburton Co.	8,897,553	0.7
98,755		Phillips 66	7,942,864	0.7
1,497,169		Other Securities(a)	73,290,255	6.2
			99,534,842	8.4
		Financials: 9.0%
80,500		Ameriprise Financial, Inc.	9,660,000	0.8
240,516		Blackstone Group LP	8,042,855	0.7
303,786	@	CBRE Group, Inc.	9,733,303	0.8

COMMON STOCK: (continued)
		Financials: (continued)
69,009		Jones Lang LaSalle, Inc.	$8,722,048	0.7
215,187		SunTrust Bank	8,620,391	0.7
2,268,752		Other Securities(a)	62,675,687	5.3
			107,454,284	9.0

		Health Care: 11.0%
38,861	@	Actavis PLC	8,667,946	0.7
72,709		Jazz Pharmaceuticals PLC	10,688,950	0.9
46,944		McKesson Corp.	8,741,442	0.8
70,571	@	Salix Pharmaceuticals Ltd.	8,704,933	0.7
170,062		Teva Pharmaceutical Industries Ltd. ADR	8,914,650	0.8
1,844,695		Other Securities(a)	84,290,555	7.1
			130,008,476	11.0

		Industrials: 19.9%
228,943		Air Lease Corp.	8,832,621	0.7
79,697		Caterpillar, Inc.	8,660,673	0.7
176,402		EMCOR Group, Inc.	7,855,181	0.7
55,443		FedEx Corp.	8,392,961	0.7
256,042		KAR Auction Services, Inc.	8,160,058	0.7
224,303		Manitowoc Co., Inc.	7,370,597	0.6
199,736		Spirit Airlines, Inc.	12,631,305	1.1
255,342		Textron, Inc.	9,777,045	0.8
50,600	@, X	Uzel Makina Sanayii AS	—	—
2,849,902		Other Securities	164,358,345	13.9
			236,038,786	19.9

		Information Technology: 25.8%
164,195	@	Arrow Electronics, Inc.	9,919,020	0.8
440,200	@	Cadence Design Systems, Inc.	7,699,098	0.7
283,547		CDW Corp./DE	9,039,478	0.8
280,200	@	Electronic Arts, Inc.	10,050,774	0.8
65,491	@	F5 Networks, Inc.	7,298,317	0.6
192,680		Fidelity National Information Services, Inc.	10,547,303	0.9
168,122		Fiserv, Inc.	10,141,119	0.9
324,818		Freescale Semiconductor Holdings Ltd.	7,633,223	0.6
124,941		Global Payments, Inc.	9,101,952	0.8
303,133	@	Juniper Networks, Inc.	7,438,884	0.6
195,449	@	NXP Semiconductor NV	12,934,815	1.1
860,800	@	RF Micro Devices, Inc.	8,255,072	0.7
414,200	@	Riverbed Technology, Inc.	8,544,946	0.7
196,751	@	Synopsys, Inc.	7,637,874	0.6
204,874	@	TE Connectivity Ltd.	12,669,408	1.1
673,136		Xerox Corp.	8,373,812	0.7
5,894,286		Other Securities	158,759,366	13.4
			306,044,461	25.8

See Accompanying Notes to Financial Statements

71

VY FMRsm Diversified Mid Cap Portfolio	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2014 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Materials: 5.2%
87,614		Cytec Industries, Inc.	$9,236,268	0.8
119,347		Packaging Corp. of America	8,532,117	0.7
189,427		PolyOne Corp.	7,982,454	0.7
1,809,338		Other Securities	35,525,257	3.0
			61,276,096	5.2

		Telecommunication Services: 0.6%
146,987		Other Securities	7,091,963	0.6

		Utilities: 0.5%
106,050		Other Securities	6,430,743	0.5

		Total Common Stock (Cost $1,020,394,659)	1,169,711,226	98.6

PREFERRED STOCK: 0.2%
		Financials: 0.2%
1,100	#, P	Ally Financial, Inc.	1,108,285	0.1
61,456		Other Securities	1,677,749	0.1

		Total Preferred Stock (Cost $2,077,970)	2,786,034	0.2

WARRANTS: 0.0%
		Energy: 0.0%
22,657		Other Securities	102	0.0

		Total Warrants (Cost $—)	102	0.0

		Total Long-Term Investments (Cost $1,022,472,629)	1,172,497,362	98.8

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.6%

	Securities Lending Collateralcc(1): 1.4%
2,677,035	Cantor Fitzgerald, Repurchase Agreement dated 06/30/14, 0.13%, due 07/01/14 (Repurchase Amount $2,677,045, collateralized by various U.S. Government/ U.S. Government Agency Obligations, 0.000%–10.500%, Market Value plus accrued interest $2,730,576, due 07/15/14–04/20/64)	2,677,035	0.2

SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc(1): (continued)
3,863,775	Daiwa Capital Markets, Repurchase Agreement dated 06/30/14, 0.14%, due 07/01/14 (Repurchase Amount $3,863,790, collateralized by various U.S. Government Agency Obligations, 0.000%–6.500%, Market Value plus accrued interest $3,941,050, due 01/01/17–03/01/48)	$3,863,775	0.3
3,863,775	HSBC Securities USA, Repurchase Agreement dated 06/30/14, 0.07%, due 07/01/14 (Repurchase Amount $3,863,782, collateralized by various U.S. Government Securities, 0.000%–6.375%, Market Value plus accrued interest $3,941,062, due 07/10/14–08/15/42)	3,863,775	0.4
2,000,000	Millenium Fixed Income Ltd., Repurchase Agreement dated 06/30/14, 0.15%, due 07/01/14 (Repurchase Amount $2,000,008, collateralized by various U.S. Government Securities, 0.750%–6.125%, Market Value plus accrued interest $2,040,000, due 12/31/17–04/15/28)	2,000,000	0.2
3,863,775	Nomura Securities, Repurchase Agreement dated 06/30/14, 0.11%, due 07/01/14 (Repurchase Amount $3,863,787, collateralized by various U.S. Government/ U.S. Government Agency Obligations, 0.000%–8.875%, Market Value plus accrued interest $3,941,050, due 07/01/14–07/15/56)	3,863,775	0.3
		16,268,360	1.4

See Accompanying Notes to Financial Statements

72

VY FMRsm Diversified Mid Cap Portfolio	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2014 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets

	Mutual Funds: 0.2%
2,251,693	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.030%†† (Cost $2,251,693)	$2,251,693	0.2

	Total Short-Term Investments (Cost $18,520,053)	18,520,053	1.6

	Total Investments in Securities (Cost $1,040,992,682)	$1,191,017,415	100.4
	Liabilities in Excess of Other Assets	(4,320,009)	(0.4)
	Net Assets	$1,186,697,406	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2014.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

†	Unless otherwise indicated, principal amount is shown in USD.

††	Rate shown is the 7-day yield as of June 30, 2014.

#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

@	Non-income producing security

ADR	American Depositary Receipt

P	Preferred Stock may be called prior to convertible date.

cc	Securities purchased with cash collateral for securities loaned.

L	Loaned security, a portion or all of the security is on loan at June 30, 2014.

X	Fair value determined by Voya funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.

(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

(a)	This grouping contains securities on loan.

Cost for federal income tax purposes is $1,043,827,994.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$158,071,693
Gross Unrealized Depreciation	(10,882,272)
Net Unrealized Appreciation	$147,189,421

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2014
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$176,299,628	$3,187,203	$—	$179,486,831
Consumer Staples	36,240,677	104,067	—	36,344,744
Energy	99,534,842	—	—	99,534,842
Financials	107,110,740	343,544	—	107,454,284
Health Care	130,008,476	—	—	130,008,476
Industrials	236,038,786	—	—	236,038,786
Information Technology	304,743,745	1,300,716	—	306,044,461
Materials	61,276,096	—	—	61,276,096
Telecommunication Services	7,091,963	—	—	7,091,963
Utilities	6,430,743	—	—	6,430,743
Total Common Stock	1,164,775,696	4,935,530	—	1,169,711,226
Preferred Stock	—	2,786,034	—	2,786,034
Warrants	—	102	—	102
Short-Term Investments	2,251,693	16,268,360	—	18,520,053
Total Investments, at fair value	$1,167,027,389	$23,990,026	$—	$1,191,017,415

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

See Accompanying Notes to Financial Statements

73

VY FMRsm Diversified Mid Cap Portfolio	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2014 (Unaudited) (continued)

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2014 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Foreign currency related transactions*
Foreign exchange contracts	$(857)
Total	$(857)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Foreign currency related transactions*
Foreign exchange contracts	$(1,010)
Total	$(1,010)

*	Amounts recognized for forward foreign currency contracts are included in net realized gain (loss) on foreign currency related transactions and net change in unrealized appreciation or depreciation on foreign currency related transactions.

See Accompanying Notes to Financial Statements

74

VY Invesco Growth And Income Portfolio	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2014 (Unaudited)

Sector Diversification
as of June 30, 2014
(as a percentage of net assets)

Financials	25.8%
Information Technology	13.2%
Health Care	12.8%
Energy	12.3%
Consumer Discretionary	10.1%
Industrials	8.9%
Consumer Staples	5.4%
Materials	2.5%
Telecommunication Services	2.5%
Utilities	2.1%
Assets in Excess of Other Liabilities*	4.4%
Net Assets	100.0%

* Includes short-term investments.

Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets

COMMON STOCK: 95.6%
		Consumer Discretionary: 10.1%
170,337		Abercrombie & Fitch Co.	$7,367,075	1.1
248,032		Carnival Corp.	9,338,405	1.4
184,593		Comcast Corp. — Class A	9,908,952	1.5
231,133		General Motors Co.	8,390,128	1.3
68,086		Time Warner Cable, Inc.	10,029,068	1.6
58,328		Time Warner, Inc.	4,097,542	0.6
135,611		Viacom — Class B	11,761,542	1.8
138,118		Other Securities(a)	5,028,709	0.8
			65,921,421	10.1

		Consumer Staples: 5.4%
725,246		Avon Products, Inc.	10,595,844	1.7
210,352		Mondelez International, Inc.	7,911,339	1.2
315,155		Other Securities	16,392,618	2.5
			34,899,801	5.4

		Energy: 12.3%
67,999		Anadarko Petroleum Corp.	7,443,851	1.1
77,997		Apache Corp.	7,848,058	1.2
147,732		Baker Hughes, Inc.	10,998,647	1.7
225,561		Canadian Natural Resources Ltd.	10,364,328	1.6
62,892		ExxonMobil Corp.	6,331,967	1.0
78,113		Occidental Petroleum Corp.	8,016,737	1.2
425,669		Royal Dutch Shell PLC — Class A	17,589,718	2.7
157,844		Total S.A.	11,419,967	1.8
			80,013,273	12.3

COMMON STOCK: (continued)
		Financials: 25.8%
69,781	@	Aon PLC	$6,286,570	1.0
460,596		Bank of America Corp.	7,079,361	1.1
350,975		Charles Schwab Corp.	9,451,757	1.5
507,379		Citigroup, Inc.	23,897,551	3.7
145,165		Comerica, Inc.	7,281,476	1.1
487,331		JPMorgan Chase & Co.	28,080,012	4.3
192,575		Marsh & McLennan Cos., Inc.	9,979,236	1.5
483,348		Morgan Stanley	15,626,641	2.4
102,467		Northern Trust Corp.	6,579,406	1.0
124,159		PNC Financial Services Group, Inc.	11,056,359	1.7
103,326		State Street Corp.	6,949,707	1.1
163,588		Wells Fargo & Co.	8,598,185	1.3
604,307		Other Securities	26,623,618	4.1
			167,489,879	25.8

		Health Care: 12.8%
56,264		Amgen, Inc.	6,659,970	1.0
128,600		Eli Lilly & Co.	7,995,062	1.3
169,987		Merck & Co., Inc.	9,833,748	1.5
9,053		Novartis AG ADR	819,568	0.1
101,771		Novartis AG	9,216,218	1.4
153,761		Teva Pharmaceutical Industries Ltd. ADR	8,060,151	1.3
81,499		UnitedHealth Group, Inc.	6,662,543	1.0
80,215		WellPoint, Inc.	8,631,936	1.3
436,631		Other Securities	24,990,986	3.9
			82,870,182	12.8

		Industrials: 8.9%
90,502		Caterpillar, Inc.	9,834,852	1.5
212,335		CSX Corp.	6,542,041	1.0
57,959		General Dynamics Corp.	6,755,122	1.1
598,788		General Electric Co.	15,736,149	2.4
123,386	@	Ingersoll-Rand PLC — Class A	7,712,859	1.2
239,238	@	Tyco International Ltd.	10,909,253	1.7
			57,490,276	8.9

		Information Technology: 13.2%
161,268	@	Adobe Systems, Inc.	11,669,353	1.8
183,231	@	Amdocs Ltd.	8,489,092	1.3
570,339		Applied Materials, Inc.	12,861,144	2.0
409,103		Corning, Inc.	8,979,811	1.4
225,613	@	eBay, Inc.	11,294,187	1.7
183,026		Microsoft Corp.	7,632,184	1.2
369,617		Symantec Corp.	8,464,229	1.3
371,822		Other Securities	16,361,477	2.5
			85,751,477	13.2

See Accompanying Notes to Financial Statements

75

VY Invesco Growth And Income Portfolio	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2014 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets

COMMON STOCK: (continued)
	Materials: 2.5%
147,712	Dow Chemical Co.	$7,601,260	1.2
169,895	Other Securities	8,685,925	1.3
		16,287,185	2.5

	Telecommunication Services: 2.5%
137,010	Verizon Communications, Inc.	6,703,899	1.0
1,290,534	Other Securities	9,564,067	1.5
		16,267,966	2.5

	Utilities: 2.1%
254,429	Other Securities	13,783,294	2.1

	Total Common Stock (Cost $434,045,087)	620,774,754	95.6

Principal Amount†		Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: 5.0%
	Securities Lending Collateralcc(1): 0.7%
1,077,157	Cantor Fitzgerald, Repurchase Agreement dated 06/30/14, 0.13%, due 07/01/14 (Repurchase Amount $1,077,161, collateralized by various U.S. Government/ U.S. Government Agency Obligations, 0.000%–10.500%, Market Value plus accrued interest $1,098,700, due 07/15/14–04/20/64)	1,077,157	0.2
303,880	Credit Suisse Securities, Repurchase Agreement dated 06/30/14, 0.06%, due 07/01/14 (Repurchase Amount $303,880, collateralized by various U.S. Government Securities, 0.000%, Market Value plus accrued interest $309,960, due 08/15/14–11/15/43)	303,880	0.0
1,077,157	HSBC Securities USA, Repurchase Agreement dated 06/30/14, 0.07%, due 07/01/14 (Repurchase Amount $1,077,159, collateralized by various U.S. Government Securities, 0.000%–6.375%, Market Value plus accrued interest $1,098,703, due 07/10/14–08/15/42)	1,077,157	0.2

SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc(1): (continued)
1,000,000	Millenium Fixed Income Ltd., Repurchase Agreement dated 06/30/14, 0.15%, due 07/01/14 (Repurchase Amount $1,000,004, collateralized by various U.S. Government Securities, 0.750%–6.125%, Market Value plus accrued interest $1,020,000, due 12/31/17–04/15/28)	$1,000,000	0.1
1,077,157	Nomura Securities, Repurchase Agreement dated 06/30/14, 0.11%, due 07/01/14 (Repurchase Amount $1,077,160, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%–8.875%, Market Value plus accrued interest $1,098,700, due 07/01/14–07/15/56)	1,077,157	0.2
		4,535,351	0.7

Shares		Value	Percentage of Net Assets

	Mutual Funds: 4.3%
28,175,460	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.030%†† (Cost $28,175,460)	28,175,460	4.3

	Total Short-Term Investments (Cost $32,710,811)	32,710,811	5.0

	Total Investments in Securities (Cost $466,755,898)	$653,485,565	100.6
	Liabilities in Excess of Other Assets	(3,685,924)	(0.6)
	Net Assets	$649,799,641	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2014.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

†	Unless otherwise indicated, principal amount is shown in USD.

††	Rate shown is the 7-day yield as of June 30, 2014.

@	Non-income producing security

ADR	American Depositary Receipt

cc	Securities purchased with cash collateral for securities loaned.

(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

(a)	This grouping contains securities on loan.

See Accompanying Notes to Financial Statements

76

VY Invesco Growth And Income Portfolio	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2014 (Unaudited) (continued)

Cost for federal income tax purposes is $467,953,282.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$193,397,996
Gross Unrealized Depreciation	(7,865,713)
Net Unrealized Appreciation	$185,532,283

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2014
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$65,921,421	$—	$—	$65,921,421
Consumer Staples	34,899,801	—	—	34,899,801
Energy	51,003,588	29,009,685	—	80,013,273
Financials	167,489,879	—	—	167,489,879
Health Care	68,551,427	14,318,755	—	82,870,182
Industrials	57,490,276	—	—	57,490,276
Information Technology	85,751,477	—	—	85,751,477
Materials	16,287,185	—	—	16,287,185
Telecommunication Services	11,990,538	4,277,428	—	16,267,966
Utilities	13,783,294	—	—	13,783,294
Total Common Stock	573,168,886	47,605,868	—	620,774,754
Short-Term Investments	28,175,460	4,535,351	—	32,710,811
Total Investments, at fair value	$601,344,346	$52,141,219	$—	$653,485,565
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$—	$(343,841)	$—	$(343,841)
Total Liabilities	$—	$(343,841)	$—	$(343,841)

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

At June 30, 2014, the following forward foreign currency contracts were outstanding for the VY Invesco Growth and Income Portfolio:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
The Bank of New York	British Pound	4,001,372	Sell	07/25/14	$6,791,969	$6,846,655	$(54,686)
The Bank of New York	Swiss Franc	2,681,682	Sell	07/25/14	2,996,963	3,024,601	(27,638)
The Bank of New York	Canadian Dollar	4,872,220	Sell	07/25/14	4,533,352	4,563,181	(29,829)
The Bank of New York	Israeli New Shekel	2,454,992	Sell	07/25/14	714,296	715,276	(980)
The Bank of New York	EU Euro	5,553,563	Sell	07/25/14	7,550,124	7,605,213	(55,089)
State Street Bank	British Pound	3,998,628	Sell	07/25/14	6,786,991	6,841,959	(54,968)
State Street Bank	EU Euro	5,596,437	Sell	07/25/14	7,608,468	7,663,927	(55,459)
State Street Bank	Israeli New Shekel	14,395,008	Sell	07/25/14	4,187,030	4,194,071	(7,041)
State Street Bank	Canadian Dollar	4,877,780	Sell	07/25/14	4,538,137	4,568,388	(30,251)
State Street Bank	Swiss Franc	2,668,318	Sell	07/25/14	2,981,627	3,009,527	(27,900)
							$(343,841)

See Accompanying Notes to Financial Statements

77

VY Invesco Growth And Income Portfolio	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2014 (Unaudited) (continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2014 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$343,841
Total Liability Derivatives		$343,841

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2014 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Foreign currency related transactions*
Foreign exchange contracts	$(744,937)
Total	$(744,937)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Foreign currency related transactions*
Foreign exchange contracts	$99,360
Total	$99,360

*	Amounts recognized for forward foreign currency contracts are included in net realized gain (loss) on foreign currency related transactions and net change in unrealized appreciation or depreciation on foreign currency related transactions.

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at June 30, 2014:

	State Street Bank	The Bank of New York Mellon Corp.	Totals
Liabilities:
Forward foreign currency contracts	$175,619	$168,222	$343,841
Total Liabilities	$175,619	$168,222	$343,841
Net OTC derivative instruments by counterparty, at fair value	$(175,619)	$(168,222)	(343,841)
Total collateral pledged by the Portfolio/(Received from counterparty)	$—	$—	$—
Net Exposure(1)	$(175,619)	$(168,222)	$(343,841)

(1)	Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

See Accompanying Notes to Financial Statements

78

VY JPMorgan Emerging Markets Equity Portfolio	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2014 (UNAUDITED)

Geographic Diversification
as of June 30, 2014
(as a percentage of net assets)

India	16.6%
South Africa	13.9%
Brazil	9.2%
China	8.6%
Russia	7.1%
Thailand	6.5%
Taiwan	5.8%
South Korea	4.8%
Indonesia	4.8%
Turkey	4.0%
Countries between 0.5%–3.8%ˆ	18.7%
Assets in Excess of Other Liabilities*	0.0%**
Net Assets	100.0%

* Includes short-term investments.
** Amount is less than 0.05%
ˆ Includes 10 countries, which each represents 0.5%–3.8% of net assets.

Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets

COMMON STOCK: 99.7%
		Australia: 0.8%
638,146		Other Securities	$5,822,757	0.8

		Brazil: 8.9%
1,086,855	@	AMBEV SA ADR	7,651,459	1.0
1,159,540		CCR SA	9,472,594	1.3
550,651		Itau Unibanco Holding S.A.	7,927,680	1.1
456,090		Ultrapar Participacoes SA	10,779,371	1.5
729,251		Vale SA ADR	8,678,087	1.2
1,343,374		Other Securities	20,188,255	2.8
			64,697,446	8.9

		China: 8.6%
71,500	@	Baidu.com ADR	13,356,915	1.8
2,769,500		China Shenhua Energy Co., Ltd.	8,000,489	1.1
5,034,000		CNOOC Ltd.	9,049,452	1.2
6,897,000	L	Sun Art Retail Group Ltd.	7,893,320	1.1
979,100		Tencent Holdings Ltd.	14,895,095	2.1
10,434,000		Other Securities	9,380,345	1.3
			62,575,616	8.6

		Colombia: 0.6%
215,500		Other Securities(a)	4,378,464	0.6

COMMON STOCK: (continued)
		Hong Kong: 3.8%
3,427,200		AIA Group Ltd.	$17,220,357	2.4
172,000	@	Jardine Matheson Holdings Ltd.	10,228,840	1.4
			27,449,197	3.8

		India: 16.6%
392,120		HDFC Bank Ltd. ADR	18,359,058	2.5
1,194,685		Housing Development Finance Corp.	19,724,262	2.7
184,934		Infosys Ltd. ADR	9,943,901	1.4
2,745,790		ITC Ltd.	14,844,151	2.0
263,480		Larsen & Toubro Ltd.	7,461,209	1.0
951,010		Mahindra & Mahindra Financial Services Ltd.	4,460,688	0.6
409,780		Mahindra & Mahindra Ltd.	7,828,839	1.1
464,936		Tata Consultancy Services Ltd.	18,758,183	2.6
2,175,220		Other Securities	19,649,623	2.7
			121,029,914	16.6

		Indonesia: 4.8%
18,299,600		Astra International Tbk PT	11,235,345	1.6
11,669,200		Bank Rakyat Indonesia	10,167,506	1.4
6,487,600		Semen Gresik Persero Tbk PT	8,269,551	1.1
5,377,000		Other Securities	4,993,227	0.7
			34,665,629	4.8

		Macau: 2.9%
1,450,400		Sands China Ltd.	10,947,166	1.5
2,616,400		Wynn Macau Ltd.	10,247,574	1.4
			21,194,740	2.9

		Malaysia: 0.9%
1,118,300		Other Securities	6,819,487	0.9

		Mexico: 3.1%
2,386,000		Fibra Uno Administracion SA de CV	8,366,219	1.2
2,547,404		Other Securities	13,859,389	1.9
			22,225,608	3.1

		Panama: 0.7%
37,000		Other Securities	5,275,090	0.7

		Peru: 1.8%
82,580	@	Credicorp Ltd.	12,838,713	1.8

		Poland: 0.5%
258,873		Other Securities(a)	3,431,416	0.5

		Russia: 7.1%
237,700	@	Lukoil OAO ADR	14,159,449	1.9
145,430		Magnit OJSC GDR	8,571,114	1.2
1,394,320		Mobile Telesystems OJSC	12,409,157	1.7
3,218,506	@	Sberbank	8,013,763	1.1
496,000		Other Securities	8,614,520	1.2
			51,768,003	7.1

See Accompanying Notes to Financial Statements

79

VY JPMorgan Emerging Markets Equity Portfolio	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2014 (UNAUDITED) (CONTINUED)

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		South Africa: 13.9%
557,448		Bidvest Group Ltd.	$14,815,001	2.0
3,078,290		FirstRand Ltd.	11,792,665	1.6
529,100		Mr Price Group Ltd.	8,995,950	1.2
747,142		MTN Group Ltd.	15,737,656	2.2
633,694		Remgro Ltd.	13,707,372	1.9
753,319	L	Shoprite Holdings Ltd.	10,915,122	1.5
1,845,000		Woolworths Holdings Ltd./South Africa	13,562,120	1.9
641,216		Other Securities(a)	11,551,937	1.6
			101,077,823	13.9

		South Korea: 4.8%
52,347		Hyundai Motor Co.	11,868,153	1.6
149,400		Kia Motors Corp.	8,358,241	1.1
11,091		Samsung Electronics Co., Ltd.	14,484,286	2.0
1,613		Other Securities	453,000	0.1
			35,163,680	4.8

		Taiwan: 5.8%
1,642,200		Delta Electronics, Inc.	11,960,382	1.7
1,305,000		President Chain Store Corp.	10,458,402	1.4
1,500,223		Taiwan Semiconductor Manufacturing Co., Ltd.	6,348,262	0.9
625,341		Taiwan Semiconductor Manufacturing Co., Ltd. ADR	13,376,044	1.8
			42,143,090	5.8

		Thailand: 6.5%
1,021,800		Advanced Info Service PCL	6,926,825	1.0
1,725,200		Kasikornbank PCL	10,843,284	1.5
649,100		Siam Cement PCL	9,041,715	1.2
1,862,400		Siam Commercial Bank PCL	9,669,918	1.3
3,108,800		Total Access Communication PCL	10,776,570	1.5
			47,258,312	6.5

		Turkey: 4.0%
2,221,675		KOC Holding AS	10,904,426	1.5
2,196,054		Turkiye Garanti Bankasi A/S	8,600,157	1.2
1,016,899		Other Securities	9,342,320	1.3
			28,846,903	4.0

		United Kingdom: 3.6%
223,210		SABMiller PLC	12,936,070	1.8
590,810		Other Securities	13,205,903	1.8
			26,141,973	3.6

		Total Common Stock (Cost $622,755,860)	724,803,861	99.7

PREFERRED STOCK: 0.3%
		Brazil: 0.3%
1,154,320		Other Securities	$2,246,470	0.3
		Total Preferred Stock (Cost $3,578,345)	2,246,470	0.3

		Total Long-Term Investments (Cost $626,334,205)	727,050,331	100.0

Principal Amount†		Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: 1.9%
	Securities Lending Collateralcc(1): 1.9%
3,360,363	Cantor Fitzgerald, Repurchase Agreement dated 06/30/14, 0.13%, due 07/01/14 (Repurchase Amount $3,360,375, collateralized by various U.S. Government/ U.S. Government Agency Obligations, 0.000%–10.500%, Market Value plus accrued interest $3,427,570, due 07/15/14–04/20/64)	3,360,363	0.5
1,067,650	Credit Suisse Securities, Repurchase Agreement dated 06/30/14, 0.06%, due 07/01/14 (Repurchase Amount $1,067,652, collateralized by various U.S. Government Securities, 0.000%, Market Value plus accrued interest $1,089,012, due 08/15/14–11/15/43)	1,067,650	0.1
3,360,363	HSBC Securities USA, Repurchase Agreement dated 06/30/14, 0.07%, due 07/01/14 (Repurchase Amount $3,360,369, collateralized by various U.S. Government Securities, 0.000%–6.375%, Market Value plus accrued interest $3,427,580, due 07/10/14–08/15/42)	3,360,363	0.4
3,000,000	Millenium Fixed Income Ltd., Repurchase Agreement dated 06/30/14, 0.15%, due 07/01/14 (Repurchase Amount $3,000,012, collateralized by various U.S. Government Securities, 0.750%–6.125%, Market Value plus accrued interest $3,060,000, due 12/31/17–04/15/28)	3,000,000	0.4

See Accompanying Notes to Financial Statements

80

VY JPMorgan Emerging Markets Equity Portfolio	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2014 (UNAUDITED) (CONTINUED)

Principal Amount†		Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc(1): (continued)
3,360,363	Nomura Securities, Repurchase Agreement dated 06/30/14, 0.11%, due 07/01/14 (Repurchase Amount $3,360,373, collateralized by various U.S. Government/ U.S. Government Agency Obligations, 0.000%–8.875%, Market Value plus accrued interest $3,427,570, due 07/01/14–07/15/56)	$3,360,363	0.5
		14,148,739	1.9

	Total Short-Term Investments (Cost $14,148,739)	14,148,739	1.9

	Total Investments in Securities (Cost $640,482,944)	$741,199,070	101.9
	Liabilities in Excess of Other Assets	(13,702,356)	(1.9)
	Net Assets	$727,496,714	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2014.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

†	Unless otherwise indicated, principal amount is shown in USD.

@	Non-income producing security

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

cc	Securities purchased with cash collateral for securities loaned.

L	Loaned security, a portion or all of the security is on loan at June 30, 2014.

(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

(a)	This grouping contains securities on loan.

Cost for federal income tax purposes is $641,770,375.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$125,469,472
Gross Unrealized Depreciation	(26,040,777)
Net Unrealized Appreciation	$99,428,695

Sector Diversification	Percentage of Net Assets
Financials	26.7%
Information Technology	15.2
Consumer Discretionary	13.9
Consumer Staples	11.5
Industrials	10.6
Energy	7.7
Materials	7.3
Telecommunication Services	6.4
Utilities	0.7
Short-Term Investments	1.9
Liabilities in Excess of Other Assets	(1.9)
Net Assets	100.0%

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2014 in valuing the assets and liabilities:(1)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2014
Asset Table
Investments, at fair value
Common Stock
Australia	$—	$5,822,757	$—	$5,822,757
Brazil	64,697,446	—	—	64,697,446
China	21,250,235	41,325,381	—	62,575,616
Colombia	4,378,464	—	—	4,378,464
Hong Kong	10,228,840	17,220,357	—	27,449,197
India	28,302,959	92,726,955	—	121,029,914
Indonesia	—	34,665,629	—	34,665,629
Macau	—	21,194,740	—	21,194,740
Malaysia	—	6,819,487	—	6,819,487
Mexico	22,225,608	—	—	22,225,608
Panama	5,275,090	—	—	5,275,090
Peru	12,838,713	—	—	12,838,713
Poland	—	3,431,416	—	3,431,416
Russia	8,614,520	43,153,483	—	51,768,003
South Africa	—	101,077,823	—	101,077,823
South Korea	—	35,163,680	—	35,163,680
Taiwan	13,376,044	28,767,046	—	42,143,090
Thailand	—	47,258,312	—	47,258,312

See Accompanying Notes to Financial Statements

81

VY JPMorgan Emerging Markets Equity Portfolio	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2014 (UNAUDITED) (CONTINUED)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2014
Common Stock (continued)
Turkey	$—	$28,846,903	$—	$28,846,903
United Kingdom	—	26,141,973	—	26,141,973
Total Common Stock	191,187,919	533,615,942	—	724,803,861
Preferred Stock	2,246,470	—	—	2,246,470
Short-Term Investments	—	14,148,739	—	14,148,739
Total Investments, at fair value	$193,434,389	$547,764,681	$—	$741,199,070

(1)	For the period ended June 30, 2014, as a result of the fair value pricing procedures for international equities utilized by the Portfolio, certain securities have transferred in and out of Level 1 and Level 2 measurements during the year. The Portfolio’s policy is to recognize transfers between levels at the end of the reporting period. At June 30, 2014, securities valued at $3,739,747 and $8,773,777 were transferred from Level 1 to Level 2 and Level 2 to Level 1, respectively, within the fair value hierarchy.

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

See Accompanying Notes to Financial Statements

82

VY Marsico Growth Portfolio	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2014 (UNAUDITED)

Sector Diversification
as of June 30, 2014
(as a percentage of net assets)

Consumer Discretionary	27.7%
Information Technology	19.8%
Industrials	15.8%
Health Care	11.5%
Materials	8.2%
Energy	8.1%
Consumer Staples	4.0%
Financials	1.8%
Assets in Excess of Other Liabilities*	3.1%
Net Assets	100.0%

* Includes short-term investments.

Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets

COMMON STOCK: 96.9%
		Consumer Discretionary: 27.7%
322,420		CBS Corp. — Class B	$20,035,179	3.5
212,468		Comcast Corp. — Class A	11,405,282	2.0
101,795	@	Delphi Automotive PLC	6,997,388	1.2
131,801		Home Depot, Inc.	10,670,609	1.9
24,837	@	Priceline.com, Inc.	29,878,911	5.3
169,735		Starbucks Corp.	13,134,094	2.3
270,274		Starwood Hotels & Resorts Worldwide, Inc.	21,843,545	3.8
108,333		TJX Cos., Inc.	5,757,899	1.0
218,166		Walt Disney Co.	18,705,553	3.3
92,033		Wynn Resorts Ltd.	19,102,369	3.4
			157,530,829	27.7

		Consumer Staples: 4.0%
99,373		CVS Caremark Corp.	7,489,743	1.3
122,980		Keurig Green Mountain, Inc.	15,324,538	2.7
			22,814,281	4.0

		Energy: 8.1%
157,311		Antero Resources Corp.	10,324,321	1.8
44,318	L	Continental Resources, Inc.	7,004,017	1.2
86,384		Halliburton Co.	6,134,128	1.1
193,692		Schlumberger Ltd.	22,845,971	4.0
			46,308,437	8.1

		Financials: 1.8%
371,845		Charles Schwab Corp.	10,013,786	1.8

COMMON STOCK: (continued)
		Health Care: 11.5%
54,208	@	Biogen Idec, Inc.	$17,092,325	3.0
228,092		Celgene Corp.	19,588,541	3.4
347,276	@	Gilead Sciences, Inc.	28,792,653	5.1
			65,473,519	11.5

		Industrials: 15.8%
132,471	L	Canadian Pacific Railway Ltd	23,995,797	4.2
71,146		Delta Airlines, Inc.	2,754,773	0.5
154,223		General Dynamics Corp.	17,974,691	3.2
64,993		Safran S.A.	4,254,751	0.7
363,078	@	Tyco International Ltd.	16,556,357	2.9
213,682		Union Pacific Corp.	21,314,779	3.7
12,426		WW Grainger, Inc.	3,159,559	0.6
			90,010,707	15.8

		Information Technology: 19.8%
190,782	@	ASML Holding NV-NY REG	17,794,237	3.1
344,586		Facebook, Inc.	23,187,192	4.1
15,243		FleetCor Technologies, Inc.	2,009,027	0.4
17,593		Google, Inc.	10,120,901	1.8
25,687		Google, Inc. — Class A	15,018,418	2.6
234,146	@	Salesforce.com, Inc.	13,599,200	2.4
265,849		Texas Instruments, Inc.	12,704,924	2.2
86,274		Visa, Inc.	18,178,795	3.2
			112,612,694	19.8

		Materials: 8.2%
211,905		Monsanto Co.	26,433,030	4.7
96,229		Sherwin-Williams Co.	19,910,742	3.5
			46,343,772	8.2

		Total Common Stock (Cost $423,336,649)	551,108,025	96.9

Principal Amount†		Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: 7.5%
	Securities Lending Collateralcc(1): 5.0%
6,689,894	Cantor Fitzgerald, Repurchase Agreement dated 06/30/14, 0.13%, due 07/01/14 (Repurchase Amount $6,689,918, collateralized by various U.S. Government/ U.S. Government Agency Obligations, 0.000%–10.500%, Market Value plus accrued interest $6,823,692, due 07/15/14–04/20/64)	6,689,894	1.2

See Accompanying Notes to Financial Statements

83

VY Marsico Growth Portfolio	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2014 (UNAUDITED) (CONTINUED)

Principal Amount†		Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc(1): (continued)
2,098,000	Credit Suisse Securities, Repurchase Agreement dated 06/30/14, 0.06%, due 07/01/14 (Repurchase Amount $2,098,003, collateralized by various U.S. Government Securities, 0.000%, Market Value plus accrued interest $2,139,978, due 08/15/14–11/15/43)	$2,098,000	0.4
6,689,894	HSBC Securities USA, Repurchase Agreement dated 06/30/14, 0.07%, due 07/01/14 (Repurchase Amount $6,689,907, collateralized by various U.S. Government Securities, 0.000%– 6.375%, Market Value plus accrued interest $6,823,712, due 07/10/14–08/15/42)	6,689,894	1.2
6,000,000	Millenium Fixed Income Ltd., Repurchase Agreement dated 06/30/14, 0.15%, due 07/01/14 (Repurchase Amount $6,000,025, collateralized by various U.S. Government Securities, 0.750%– 6.125%, Market Value plus accrued interest $6,120,000, due 12/31/17–04/15/28)	6,000,000	1.0
6,689,894	Nomura Securities, Repurchase Agreement dated 06/30/14, 0.11%, due 07/01/14 (Repurchase Amount $6,689,914, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%– 8.875%, Market Value plus accrued interest $6,823,692, due 07/01/14–07/15/56)	6,689,894	1.2
		28,167,682	5.0

Shares		Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: (continued)
	Mutual Funds: 2.5%
14,347,686	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.030%†† (Cost $14,347,686)	$14,347,686	2.5

	Total Short-Term Investments (Cost $42,515,368)	42,515,368	7.5

	Total Investments in Securities (Cost $465,852,017)	$593,623,393	104.4
	Liabilities in Excess of Other Assets	(25,177,413)	(4.4)
	Net Assets	$568,445,980	100.0

†	Unless otherwise indicated, principal amount is shown in USD.

††	Rate shown is the 7-day yield as of June 30, 2014.

@	Non-income producing security

cc	Securities purchased with cash collateral for securities loaned.

L	Loaned security, a portion or all of the security is on loan at June 30, 2014.

(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

Cost for federal income tax purposes is $465,951,791.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$128,496,361
Gross Unrealized Depreciation	(824,759)
Net Unrealized Appreciation	$127,671,602

See Accompanying Notes to Financial Statements

84

VY Marsico Growth Portfolio	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2014 (UNAUDITED) (CONTINUED)

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2014
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$157,530,829	$—	$—	$157,530,829
Consumer Staples	22,814,281	—	—	22,814,281
Energy	46,308,437	—	—	46,308,437
Financials	10,013,786	—	—	10,013,786
Health Care	65,473,519	—	—	65,473,519
Industrials	85,755,956	4,254,751	—	90,010,707
Information Technology	112,612,694	—	—	112,612,694
Materials	46,343,772	—	—	46,343,772
Total Common Stock	546,853,274	4,254,751	—	551,108,025
Short-Term Investments	14,347,686	28,167,682	—	42,515,368
Total Investments, at fair value	$561,200,960	$32,422,433	$—	$593,623,393

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

See Accompanying Notes to Financial Statements

85

VY MFS Total Return Portfolio	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2014 (UNAUDITED)

Investment Type Allocation
as of June 30, 2014
(as a percentage of net assets)

Common Stock	60.0%
U.S. Treasury Obligations	12.9%
Corporate Bonds/Notes	10.8%
Collateralized Mortgage Obligations	1.8%
Foreign Government Bonds	0.9%
Asset-Backed Securities	0.5%
Preferred Stock	0.2%
Municipal Bonds	0.1%
U.S. Government Agency Obligations	0.0%**
Assets in Excess of Other Liabilities*	12.8%
Net Assets	100.0%

* Includes short-term investments.
** Amount is less than 0.05%.

Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets

COMMON STOCK: 60.0%
		Consumer Discretionary: 7.2%
153,166		Comcast Corp. — Special Class A	$8,168,343	0.9
102,328		General Motors Co.	3,714,506	0.4
80,367		Johnson Controls, Inc.	4,012,724	0.4
73,306		Target Corp.	4,248,083	0.5
35,236		Time Warner Cable, Inc.	5,190,263	0.6
49,592		Time Warner, Inc.	3,483,838	0.4
57,572		Walt Disney Co.	4,936,223	0.6
560,134		Other Securities	30,074,061	3.4
			63,828,041	7.2

		Consumer Staples: 7.7%
112,277		CVS Caremark Corp.	8,462,318	1.0
132,354		Diageo PLC	4,215,334	0.5
104,277		General Mills, Inc.	5,478,714	0.6
84,622		Kroger Co.	4,182,865	0.5
120,156		Lorillard, Inc.	7,325,911	0.8
72,436		Nestle S.A.	5,612,845	0.6
160,913		Philip Morris International, Inc.	13,566,575	1.5
57,599		Procter & Gamble Co.	4,526,705	0.5
331,388		Other Securities	15,281,756	1.7
			68,653,023	7.7

		Energy: 5.7%
59,434		Chevron Corp.	7,759,109	0.9
126,706		ExxonMobil Corp.	12,756,760	1.4
40,406		Occidental Petroleum Corp.	4,146,868	0.5
449,405		Other Securities	25,979,716	2.9
			50,642,453	5.7

COMMON STOCK: (continued)
		Financials: 13.4%
47,403	@	ACE Ltd.	$4,915,691	0.5
155,765		Bank of New York Mellon Corp.	5,838,072	0.7
68,324		Franklin Resources, Inc.	3,951,860	0.4
38,055		Goldman Sachs Group, Inc.	6,371,929	0.7
348,197		JPMorgan Chase & Co.	20,063,111	2.3
159,024		Metlife, Inc.	8,835,374	1.0
45,053		Morgan Stanley	1,456,564	0.2
53,105		Prudential Financial, Inc.	4,714,131	0.5
55,962		Travelers Cos., Inc.	5,264,345	0.6
282,436		Wells Fargo & Co.	14,844,836	1.7
1,793,588		Other Securities	43,085,872	4.8
			119,341,785	13.4

		Health Care: 7.8%
108,146		Abbott Laboratories	4,423,171	0.5
88,071		Bristol-Myers Squibb Co.	4,272,324	0.5
124,893		Johnson & Johnson	13,066,306	1.5
72,890		Merck & Co., Inc.	4,216,687	0.5
430,009		Pfizer, Inc.	12,762,667	1.4
38,589		Thermo Fisher Scientific, Inc.	4,553,502	0.5
388,674		Other Securities	26,179,394	2.9
			69,474,051	7.8

		Industrials: 7.3%
47,228		3M Co.	6,764,939	0.8
84,453		Danaher Corp.	6,648,984	0.7
68,341		Honeywell International, Inc.	6,352,296	0.7
53,851		Lockheed Martin Corp.	8,655,471	1.0
40,045		United Parcel Service, Inc. — Class B	4,111,020	0.5
61,335		United Technologies Corp.	7,081,126	0.8
282,534		Other Securities	24,689,374	2.8
			64,303,210	7.3

		Information Technology: 5.4%
72,900	@	Accenture PLC	5,893,236	0.7
58,867		Facebook, Inc.	3,961,161	0.4
173,141		Hewlett-Packard Co.	5,831,389	0.6
29,929		International Business Machines Corp.	5,425,230	0.6
88,098	L	Microchip Technology, Inc.	4,300,063	0.5
104,597		Oracle Corp.	4,239,316	0.5
412,066		Other Securities	18,533,991	2.1
			48,184,386	5.4

		Materials: 1.7%
24,843		PPG Industries, Inc.	5,220,756	0.6
350,381		Other Securities	9,864,253	1.1
			15,085,009	1.7

See Accompanying Notes to Financial Statements

86

VY MFS Total Return Portfolio	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2014 (UNAUDITED) (CONTINUED)

Shares		Value	Percentage of Net Assets

COMMON STOCK: (continued)
	Telecommunication Services: 2.1%
134,952	Verizon Communications, Inc.	$6,603,201	0.7
14,983	Verizon Communications, Inc. — VZC	732,860	0.1
2,164,470	Other Securities(a)	11,383,294	1.3
		18,719,355	2.1

	Utilities: 1.7%
99,882	PPL Corp.	3,548,807	0.4
317,704	Other Securities	11,773,048	1.3
		15,321,855	1.7

	Total Common Stock (Cost $372,963,157)	533,553,168	60.0

PREFERRED STOCK: 0.2%
	Industrials: 0.0%
4,347	United Technologies Corp.	283,381	0.0

	Utilities: 0.2%
233,338	Other Securities	1,705,548	0.2

	Total Preferred Stock (Cost $1,842,937)	1,988,929	0.2

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: 10.8%
		Basic Materials: 0.2%
1,630,000		Other Securities	1,649,573	0.2

		Communications: 1.2%
320,000	#	Crown Castle Towers, LLC, 4.883%, 08/15/20	353,876	0.0
605,000	#	Crown Castle Towers, LLC, 6.113%, 01/15/40	712,840	0.1
2,517,000		Verizon Communications, Inc., 6.400%–6.550%, 09/15/33–09/15/43	3,137,542	0.3
5,858,000		Other Securities(a)	6,876,225	0.8
			11,080,483	1.2

		Consumer, Cyclical: 0.7%
722,000	#	Volkswagen International Finance NV, 2.375%, 03/22/17	745,831	0.1
4,673,000		Other Securities	5,175,709	0.6
			5,921,540	0.7

		Consumer, Non-cyclical: 1.7%
866,000	#	BAT International Finance PLC, 3.250%, 06/07/22	857,725	0.1
965,000	#	ERAC USA Finance, LLC, 7.000%, 10/15/37	1,266,734	0.2
891,000	#	Reckitt Benckiser Treasury Services PLC, 3.625%, 09/21/23	913,948	0.1
796,000	#	Roche Holdings, Inc., 6.000%, 03/01/19	936,000	0.1

CORPORATE BONDS/NOTES: (continued)
		Consumer, Non-cyclical: (continued)
207,000	#	WM Wrigley Jr Co., 2.400%, 10/21/18	$210,434	0.0
10,250,000		Other Securities	11,010,232	1.2
			15,195,073	1.7

		Energy: 1.3%
850,000	#	CNOOC Finance 2012 Ltd., 3.875%, 05/02/22	867,381	0.1
9,978,000		Other Securities(a)	11,116,707	1.2
			11,984,088	1.3

		Financial: 4.6%
850,000	#	American Tower Trust I, 3.070%, 03/15/48	841,780	0.1
521,000	#	Banco Bradesco S.A./Cayman Islands, 6.750%, 09/29/19	588,730	0.1
3,722,000		Bank of America Corp., 4.100%–7.625%, 03/15/19–01/22/24	4,028,592	0.5
740,000	#	Bank of Tokyo-Mitsubishi UFJ Ltd/The, 4.100%, 09/09/23	790,282	0.1
690,000	#	BBVA Bancomer SA/Texas, 6.750%, 09/30/22	790,050	0.1
558,000	#	BNP Paribas, 7.195%, 06/29/49	650,070	0.1
754,000	#	BPCE S.A., 12.500%, 08/29/49	1,040,520	0.1
610,000	#	Commonwealth Bank of Australia, 5.000%, 10/15/19	689,961	0.1
680,000	#	Credit Suisse AG, 6.500%, 08/08/23	756,500	0.1
1,113,000		Goldman Sachs Group, Inc., 5.625%, 01/15/17	1,225,474	0.1
2,363,000		JPMorgan Chase & Co., 3.200%–6.300%, 04/23/19–01/25/23	2,545,282	0.3
483,000	#	Liberty Mutual Group, Inc., 4.250%, 06/15/23	501,276	0.1
2,645,000		Morgan Stanley, 3.875%–6.625%, 04/01/18–04/29/24	2,951,240	0.3
400,000	#	Santander US Debt SA Unipersonal, 3.781%, 10/07/15	413,280	0.0
200,000	#	Swedbank AB, 2.125%, 09/29/17	203,819	0.0
840,000	#	WEA Finance, LLC, 4.625%, 05/10/21	964,922	0.1
227,000	#	WEA Finance, LLC, 6.750%, 09/02/19	282,923	0.0
501,000		Wells Fargo & Co., 5.900%, 12/29/49	531,686	0.1
430,000	#	ZFS Finance USA Trust V, 6.500%, 05/09/37	462,250	0.0

See Accompanying Notes to Financial Statements

87

VY MFS Total Return Portfolio	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2014 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
19,044,000		Other Securities	$20,435,396	2.3
			40,694,033	4.6

		Industrial: 0.4%
873,000	#	Atlas Copco AB, 5.600%, 05/22/17	973,184	0.1
772,000	#	BAE Systems Holdings, Inc., 5.200%, 08/15/15	807,611	0.1
360,000		United Technologies Corp., 3.100%, 06/01/22	365,097	0.1
969,000		Other Securities	955,658	0.1
			3,101,550	0.4

		Technology: 0.0%
308,000		Other Securities	283,961	0.0

		Utilities: 0.7%
741,000	#	State Grid Overseas Investment 2014 Ltd., 2.750%, 05/07/19	747,759	0.1
4,907,000		Other Securities	5,352,135	0.6
			6,099,894	0.7
		Total Corporate Bonds/Notes (Cost $88,741,899)	96,010,195	10.8

COLLATERALIZED MORTGAGE OBLIGATIONS: 1.8%
17,402	#	BlackRock Capital Finance LP, 7.750%, 09/25/26	2,062	0.0
3,910,215		JPMorgan Chase Commercial Mortgage Securities Corp., 4.780%–6.191%, 09/12/37–06/15/49	4,136,081	0.5
1,752,755	#, ˆ	Morgan Stanley Capital I, 1.117%, 11/15/30	28,369	0.0
10,586,671		Other Securities	11,650,910	1.3

		Total Collateralized Mortgage Obligations (Cost $15,198,741)	15,817,422	1.8

MUNICIPAL BONDS: 0.1%
		New Jersey: 0.1%
900,000		Other Securities	1,296,945	0.1

		Total Municipal Bonds (Cost $934,724)	1,296,945	0.1

U.S. GOVERNMENT AGENCY OBLIGATIONS: 0.0%
		Other U.S. Agency Obligations: 0.0%
425,000		Other Securities	568,514	0.0

		Total U.S. Government Agency Obligations	568,514	0.0

ASSET-BACKED SECURITIES: 0.5%
		Home Equity Asset-Backed Securities: 0.2%
887,794	#	Bayview Financial Revolving Mortgage Loan Trust, 1.750%, 12/28/40	590,376	0.1
1,317,451		Other Securities	1,127,688	0.1
			1,718,064	0.2

ASSET-BACKED SECURITIES: (continued)
		Other Asset-Backed Securities: 0.3%
6,360	#	CT CDO III Ltd., 5.160%, 06/25/35	$6,360	0.0
527,564	#	Race Point IV CLO Ltd., 0.425%, 08/01/21	523,640	0.0
2,343,442		Other Securities	2,538,852	0.3
			3,068,852	0.3

		Total Asset-Backed Securities (Cost $5,074,783)	4,786,916	0.5

U.S. TREASURY OBLIGATIONS: 12.9%
		U.S. Treasury Bonds: 2.9%
17,313,500		4.500%, due 08/15/39	21,068,365	2.4
3,554,000		4.500%–8.500%, due 02/15/20–05/15/37	4,797,727	0.5
			25,866,092	2.9

		U.S. Treasury Notes: 10.0%
28,325,000		0.875%, due 12/31/16	28,472,148	3.2
25,641,000		2.125%, due 05/31/15	26,108,256	2.9
4,607,000		3.125%, due 05/15/19	4,940,468	0.6
17,096,000		3.125%, due 05/15/21	18,248,647	2.1
10,269,900		0.500%–9.875%, due 08/15/14–05/15/20	10,819,631	1.2
			88,589,150	10.0

		Total U.S. Treasury Obligations (Cost $111,928,646)	114,455,242	12.9

FOREIGN GOVERNMENT BONDS: 0.9%
456,000	#	Achmea Bank NV, 3.200%, 11/03/14	460,374	0.1
248,000	#	Corp. Nacional del Cobre de Chile — CODELCO, 3.750%, 11/04/20	259,772	0.0
820,000	#	Iceland Government International Bond, 4.875%, 06/16/16	862,985	0.1
290,000	#, L	Petroleos Mexicanos, 3.125%, 01/23/19	300,730	0.0
414,400	#	Ras Laffan Liquefied Natural Gas Co., Ltd. II, 5.832%, 09/30/16	440,300	0.0
1,530,000	#	Temasek Financial I Ltd., 2.375%, 01/23/23	1,466,447	0.2
3,786,000		Other Securities	4,220,593	0.5

		Total Foreign Government Bonds (Cost $7,556,781)	8,011,201	0.9

		Total Long-Term Investments (Cost $604,750,653)	776,488,532	87.2

See Accompanying Notes to Financial Statements

88

VY MFS Total Return Portfolio	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2014 (UNAUDITED) (CONTINUED)

Principal Amount†		Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: 4.6%
	Commercial Paper: 3.8%
33,279,000	General Electric Capital Corporation, 0.050%, 07/03/14 (Cost $33,278,862)	$33,278,862	3.8

	Securities Lending Collateralcc(1): 0.8%
1,080,513	Cantor Fitzgerald, Repurchase Agreement dated 06/30/14, 0.13%, due 07/01/14 (Repurchase Amount $1,080,517, collateralized by various U.S. Government/ U.S. Government Agency Obligations, 0.000%–10.500%, Market Value plus accrued interest $1,102,123, due 07/15/14–04/20/64)	1,080,513	0.1
1,718,777	Daiwa Capital Markets, Repurchase Agreement dated 06/30/14, 0.14%, due 07/01/14 (Repurchase Amount $1,718,784, collateralized by various U.S. Government Agency Obligations, 0.000%–6.500%, Market Value plus accrued interest $1,753,153, due 01/01/17–03/01/48)	1,718,777	0.2
1,718,777	HSBC Securities USA, Repurchase Agreement dated 06/30/14, 0.07%, due 07/01/14 (Repurchase Amount $1,718,780, collateralized by various U.S. Government Securities, 0.000%–6.375%, Market Value plus accrued interest $1,753,158, due 07/10/14–08/15/42)	1,718,777	0.2
1,000,000	Millenium Fixed Income Ltd., Repurchase Agreement dated 06/30/14, 0.15%, due 07/01/14 (Repurchase Amount $1,000,004, collateralized by various U.S. Government Securities, 0.750%–6.125%, Market Value plus accrued interest $1,020,000, due 12/31/17–04/15/28)	1,000,000	0.1

SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc(1): (continued)
1,718,777	Nomura Securities, Repurchase Agreement dated 06/30/14, 0.11%, due 07/01/14 (Repurchase Amount $1,718,782, collateralized by various U.S. Government/ U.S. Government Agency Obligations, 0.000%–8.875%, Market Value plus accrued interest $1,753,153, due 07/01/14–07/15/56)	$1,718,777	0.2
		7,236,844	0.8

	Total Short-Term Investments (Cost $40,515,706)	40,515,706	4.6

	Total Investments in Securities (Cost $645,266,359)	$817,004,238	91.8
	Assets in Excess of Other Liabilities	72,570,719	8.2

	Net Assets	$889,574,957	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2014.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

†	Unless otherwise indicated, principal amount is shown in USD.

#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

@	Non-income producing security

cc	Securities purchased with cash collateral for securities loaned.

L	Loaned security, a portion or all of the security is on loan at June 30, 2014.

ˆ	Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.

(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

(a)	This grouping contains securities on loan.

Cost for federal income tax purposes is $656,695,731.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$173,659,371
Gross Unrealized Depreciation	(13,350,864)
Net Unrealized Appreciation	$160,308,507

See Accompanying Notes to Financial Statements

89

VY MFS Total Return Portfolio	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2014 (UNAUDITED) (CONTINUED)

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2014
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$63,828,041	$—	$—	$63,828,041
Consumer Staples	52,877,269	15,775,754	—	68,653,023
Energy	47,758,306	2,884,147	—	50,642,453
Financials	110,851,922	8,489,863	—	119,341,785
Health Care	65,743,598	3,730,453	—	69,474,051
Industrials	62,879,354	1,423,856	—	64,303,210
Information Technology	47,243,473	940,913	—	48,184,386
Materials	14,217,649	867,360	—	15,085,009
Telecommunication Services	14,307,566	4,411,789	—	18,719,355
Utilities	11,450,830	3,871,025	—	15,321,855
Total Common Stock	491,158,008	42,395,160	—	533,553,168
Preferred Stock	1,988,929	—	—	1,988,929
Corporate Bonds/Notes	—	96,010,195	—	96,010,195
Collateralized Mortgage Obligations	—	15,817,422	—	15,817,422
Municipal Bonds	—	1,296,945	—	1,296,945
Short-Term Investments	—	40,515,706	—	40,515,706
U.S. Treasury Obligations	—	114,455,242	—	114,455,242
Asset-Backed Securities	—	4,780,556	6,360	4,786,916
U.S. Government Agency Obligations	—	568,514	—	568,514
Foreign Government Bonds	—	8,011,201	—	8,011,201
Total Investments, at fair value	$493,146,937	$323,850,941	$6,360	$817,004,238

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

See Accompanying Notes to Financial Statements

90

VY MFS Utilities Portfolio	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2014 (UNAUDITED)

Sector Diversification
as of June 30, 2014
(as a percentage of net assets)

Utilities	56.5%
Energy	15.7%
Telecommunication Services	13.2%
Consumer Discretionary	9.7%
Financials	2.1%
Industrials	0.9%
Communications	0.7%
Assets in Excess of Other Liabilities	1.2%
Net Assets	100.0%

Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets

COMMON STOCK: 95.0%
		Consumer Discretionary: 9.7%
37,764		Charter Communications, Inc.	$5,981,062	0.8
411,990		Comcast Corp. — Special Class A	21,971,427	3.1
48,057	@	Liberty Global PLC — Class A	2,125,080	0.3
215,209	@	Liberty Global PLC — Class C	9,105,493	1.3
69,343		Time Warner Cable, Inc.	10,214,224	1.4
233,340		Twenty-First Century Fox, Inc. Class A	8,201,901	1.1
3,857,011		Other Securities	12,037,324	1.7
			69,636,511	9.7

		Energy: 15.7%
53,921		Anadarko Petroleum Corp.	5,902,732	0.8
145,366		Enbridge, Inc.	6,897,409	1.0
74,719		EQT Corp.	7,987,461	1.1
455,334		Kinder Morgan, Inc.	16,510,411	2.3
164,967		Oneok, Inc.	11,230,953	1.6
172,190		Spectra Energy Corp.	7,314,631	1.0
346,223		Williams Cos., Inc.	20,153,641	2.8
91,255		Williams Partners L.P.	4,954,234	0.7
554,668		Other Securities	31,992,527	4.4
			112,943,999	15.7

		Financials: 1.8%
140,802		American Tower Corp.	12,669,364	1.8

		Industrials: 0.9%
866,098		Other Securities	6,773,178	0.9

		Telecommunication Services: 13.2%
3,716,382		Bezeq Israeli Telecommunication Corp., Ltd.	6,955,543	1.0
474,865		Mobile Telesystems OJSC ADR	8,485,046	1.2

COMMON STOCK: (continued)
		Telecommunication Services: (continued)
6,299,557		Oi SA	$5,677,708	0.8
55,860		SBA Communications Corp.	5,714,478	0.8
525,143		TDC A/S	5,432,292	0.7
285,160	@	Telecom Italia S.p.A.	360,928	0.0
6,366,979		Telecom Italia S.p.A. RNC	6,298,113	0.9
159,760		Verizon Communications, Inc.	7,817,057	1.1
76,008		Verizon Communications, Inc. — VZC	3,717,763	0.5
1,814,426		Vodafone Group PLC	6,064,289	0.8
125,696		Ziggo NV	5,813,001	0.8
10,264,862		Other Securities	32,951,742	4.6
			95,287,960	13.2

		Utilities: 53.7%
834,612		AES Corp.	12,978,217	1.8
99,340		Allete, Inc.	5,101,109	0.7
248,538		American Electric Power Co., Inc.	13,860,964	1.9
813,040		Calpine Corp.	19,358,482	2.7
118,940		Cia Paranaense de Energia ADR	1,820,971	0.3
366,100		Cia Paranaense de Energia	5,592,159	0.8
559,629		CMS Energy Corp.	17,432,443	2.4
121,004		Dominion Resources, Inc.	8,654,206	1.2
133,324		DTE Energy Co.	10,381,940	1.4
218,131		Edison International	12,675,592	1.8
1,304,410		EDP — Energias do Brasil S.A.	6,399,549	0.9
1,817,294		EDP Renovaveis S.A.	13,535,349	1.9
251,793		Enagas	8,104,931	1.1
70,950		Energen Corp.	6,306,036	0.9
3,783,369		Energias de Portugal S.A.	18,983,478	2.6
399,211		Exelon Corp.	14,563,217	2.0
315,150		Gaz de France	8,682,874	1.2
176,680		NextEra Energy, Inc.	18,106,166	2.5
229,035		Northeast Utilities	10,826,485	1.5
620,051		NRG Energy, Inc.	23,065,897	3.2
237,480		OGE Energy Corp.	9,280,718	1.3
107,978		Pinnacle West Capital Corp.	6,245,448	0.9
617,977		PPL Corp.	21,956,723	3.1
335,239		Public Service Enterprise Group, Inc.	13,674,399	1.9
70,042		Red Electrica de Espana	6,402,693	0.9
308,338		Scottish & Southern Energy PLC	8,260,039	1.1
145,781		Sempra Energy	15,264,729	2.1
9,504,817		Other Securities	69,114,290	9.6
			386,629,104	53.7

		Total Common Stock (Cost $526,856,153)	683,940,116	95.0

See Accompanying Notes to Financial Statements

91

VY MFS Utilities Portfolio	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2014 (UNAUDITED) (CONTINUED)

Shares		Value	Percentage of Net Assets

PREFERRED STOCK: 3.0%
	Financials: 0.3%
20,480	American Tower Corp.	$2,183,680	0.3

	Utilities: 2.7%
66,850	Dominion Resources, Inc./VA — Series A	3,853,903	0.5
80,692	Dominion Resources, Inc./VA — Series B	4,681,750	0.6
100,763	Exelon Corp.	5,435,821	0.8
86,651	NextEra Energy, Inc.	5,631,448	0.8
		19,602,922	2.7

	Total Preferred Stock (Cost $18,971,649)	21,786,602	3.0

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: 0.8%
		Communications: 0.7%
1,518,000		SBA Communications Corp., 4.000%, 10/01/14	5,083,403	0.7

CORPORATE BONDS/NOTES: (continued)
		Utilities: 0.1%
910,000	#	Viridian Group FundCo II, 11.125%, 04/01/17	$1,003,275	0.1

		Total Corporate Bonds/Notes (Cost $2,453,968)	6,086,678	0.8

		Total Investments in Securities (Cost $548,281,770)	$711,813,396	98.8
		Assets in Excess of Other Liabilities	8,660,427	1.2
		Net Assets	$720,473,823	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2014.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

†	Unless otherwise indicated, principal amount is shown in USD.

#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

@	Non-income producing security

ADR	American Depositary Receipt

Cost for federal income tax purposes is $548,533,915.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$176,565,150
Gross Unrealized Depreciation	(13,285,669)
Net Unrealized Appreciation	$163,279,481

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2014 in valuing the assets and liabilities:(1)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2014
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$65,656,015	$3,980,496	$—	$69,636,511
Energy	112,943,999	—	—	112,943,999
Financials	12,669,364	—	—	12,669,364
Industrials	2,199,499	4,573,679	—	6,773,178
Telecommunication Services	44,145,929	51,142,031	—	95,287,960
Utilities	292,700,575	93,928,529	—	386,629,104
Total Common Stock	530,315,381	153,624,735	—	683,940,116
Preferred Stock	19,602,922	2,183,680	—	21,786,602
Corporate Bonds/Notes	—	6,086,678	—	6,086,678
Total Investments, at fair value	$549,918,303	$161,895,093	$—	$711,813,396

(1)	For the period ended June 30, 2014, as a result of the fair value pricing procedures for international equities utilized by the Portfolio, certain securities have transferred in and out of Level 1 and Level 2 measurements during the year. The Portfolio’s policy is to recognize transfers between levels at the end of the reporting period. At June 30, 2014, securities valued at $7,028,394 and $1,956,894 were transferred from Level 1 to Level 2 and Level 2 to Level 1, respectively, within the fair value hierarchy.

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

See Accompanying Notes to Financial Statements

92

VY MFS Utilities Portfolio	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2014 (UNAUDITED) (CONTINUED)

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2014 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Foreign currency related transactions*
Foreign exchange contracts	$(711,165)
Total	$(711,165)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Foreign currency related transactions*
Foreign exchange contracts	$698,995
Total	$698,995

*	Amounts recognized for forward foreign currency contracts are included in net realized gain (loss) on foreign currency related transactions and net change in unrealized appreciation or depreciation on foreign currency related transactions.

See Accompanying Notes to Financial Statements

93

VY Morgan Stanley Global Franchise Portfolio	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2014 (UNAUDITED)

Geographic Diversification
as of June 30, 2014
(as a percentage of net assets)

United States	37.9%
United Kingdom	32.8%
France	11.6%
Switzerland	9.2%
Germany	4.2%
Italy	1.1%
Japan	0.6%
Sweden	0.5%
Assets in Excess of Other Liabilities*	2.1%
Net Assets	100.0%

* Includes short-term investments.

Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets

COMMON STOCK: 97.9%
		France: 11.6%
63,692		LVMH Moet Hennessy Louis Vuitton S.A.	$12,290,574	2.5
107,158	L	Pernod Ricard SA	12,871,880	2.6
58,842		Publicis Groupe	4,987,239	1.0
254,093		Sanofi	27,007,436	5.5
			57,157,129	11.6

		Germany: 4.2%
265,386		SAP AG	20,449,246	4.2

		Italy: 1.1%
616,510	L	Davide Campari-Milano S.p.A.	5,331,747	1.1

		Japan: 0.6%
89,000		Japan Tobacco, Inc.	3,245,128	0.6

		Sweden: 0.5%
70,634		Swedish Match AB	2,452,588	0.5

		Switzerland: 9.2%
583,553		Nestle S.A.	45,217,744	9.2

		United Kingdom: 32.8%
804,345		British American Tobacco PLC	47,860,109	9.7
718,443		Diageo PLC	22,881,644	4.7
453,435		Experian Group Ltd.	7,660,819	1.6
182,300		Imperial Tobacco Group PLC	8,201,281	1.7
394,166		Reckitt Benckiser PLC	34,369,189	7.0
880,769		Unilever PLC	39,924,602	8.1
			160,897,644	32.8

COMMON STOCK: (continued)
		United States: 37.9%
104,631		3M Co.	$14,987,344	3.1
277,552	@	Accenture PLC	22,437,304	4.6
62,393		Intuit, Inc.	5,024,508	1.0
57,452		Kraft Foods Group, Inc.	3,444,247	0.7
27,089		Mead Johnson Nutrition Co.	2,523,882	0.5
512,114		Microsoft Corp.	21,355,154	4.4
537,495		Mondelez International, Inc.	20,215,187	4.1
103,758		Moody’s Corp.	9,095,426	1.9
100,852		Nike, Inc.	7,821,073	1.6
264,204		Philip Morris International, Inc.	22,275,039	4.5
283,633		Procter & Gamble Co.	22,290,718	4.5
257,603		Time Warner, Inc.	18,096,611	3.7
77,699		Visa, Inc.	16,371,956	3.3
			185,938,449	37.9

		Total Common Stock (Cost $365,325,056)	480,689,675	97.9

Principal Amount†		Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: 2.7%
	Securities Lending Collateralcc(1): 2.7%
3,158,945	Bank of Nova Scotia, Repurchase Agreement dated 06/30/14, 0.09%, due 07/01/14 (Repurchase Amount $3,158,953, collateralized by various U.S. Government/ U.S. Government Agency Obligations, 0.000%–7.375%, Market Value plus accrued interest $3,222,132, due 07/02/14–11/15/43)	3,158,945	0.7
665,022	Barclays Bank PLC, Repurchase Agreement dated 06/30/14, 0.03%, due 07/01/14 (Repurchase Amount $665,023, collateralized by various U.S. Government Securities, 1.625%–2.125%, Market Value plus accrued interest $678,323, due 06/30/19–06/30/21)	665,022	0.1

See Accompanying Notes to Financial Statements

94

VY Morgan Stanley Global Franchise Portfolio	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2014 (UNAUDITED) (CONTINUED)

Principal Amount†		Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc(1): (continued)
3,158,945	Cantor Fitzgerald, Repurchase Agreement dated 06/30/14, 0.13%, due 07/01/14 (Repurchase Amount $3,158,956, collateralized by various U.S. Government/ U.S. Government Agency Obligations, 0.000%–10.500%, Market Value plus accrued interest $3,222,124, due 07/15/14–04/20/64)	$3,158,945	0.6
3,158,945	HSBC Securities USA, Repurchase Agreement dated 06/30/14, 0.07%, due 07/01/14 (Repurchase Amount $3,158,951, collateralized by various U.S. Government Securities, 0.000%–6.375%, Market Value plus accrued interest $3,222,133, due 07/10/14–08/15/42)	3,158,945	0.7
3,158,945	Nomura Securities, Repurchase Agreement dated 06/30/14, 0.11%, due 07/01/14 (Repurchase Amount $3,158,955, collateralized by various U.S. Government/ U.S. Government Agency Obligations, 0.000%–8.875%, Market Value plus accrued interest $3,222,124, due 07/01/14–07/15/56)	3,158,945	0.6
		13,300,802	2.7

SHORT-TERM INVESTMENTS: (continued)

	Total Short-Term Investments (Cost $13,300,802)	$13,300,802	2.7

	Total Investments in Securities (Cost $378,625,858)	$493,990,477	100.6
	Liabilities in Excess of Other Assets	(3,113,884)	(0.6)
	Net Assets	$490,876,593	100.0

†	Unless otherwise indicated, principal amount is shown in USD.

@	Non-income producing security

cc	Securities purchased with cash collateral for securities loaned.

L	Loaned security, a portion or all of the security is on loan at June 30, 2014.

(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

Cost for federal income tax purposes is $379,284,575.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$114,705,902
Gross Unrealized Depreciation	—
Net Unrealized Appreciation	$114,705,902

Sector Diversification	Percentage of Net Assets
Consumer Staples	59.5%
Information Technology	17.5
Consumer Discretionary	8.8
Health Care	5.5
Industrials	4.7
Financials	1.9
Short-Term Investments	2.7
Liabilities in Excess of Other Assets	(0.6)
Net Assets	100.0%

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2014 in valuing the assets and liabilities:(1)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2014
Asset Table
Investments, at fair value
Common Stock
France	$—	$57,157,129	$—	$57,157,129
Germany	—	20,449,246	—	20,449,246
Italy	—	5,331,747	—	5,331,747
Japan	—	3,245,128	—	3,245,128
Sweden	2,452,588	—	—	2,452,588
Switzerland	—	45,217,744	—	45,217,744
United Kingdom	—	160,897,644	—	160,897,644
United States	185,938,449	—	—	185,938,449
Total Common Stock	188,391,037	292,298,638	—	480,689,675
Short-Term Investments	—	13,300,802	—	13,300,802
Total Investments, at fair value	$188,391,037	$305,599,440	$—	$493,990,477

See Accompanying Notes to Financial Statements

95

VY Morgan Stanley Global Franchise Portfolio	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2014 (UNAUDITED) (CONTINUED)

(1)	For the period ended June 30, 2014, as a result of the fair value pricing procedures for international equities utilized by the Portfolio, certain securities have transferred in and out of Level 1 and Level 2 measurements during the year. The Portfolio’s policy is to recognize transfers between levels at the end of the reporting period. At June 30, 2014, securities valued at $10,292,596 were transferred from Level 2 to Level 1 within the fair value hierarchy.

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

See Accompanying Notes to Financial Statements

96

VY T. Rowe Price Capital Appreciation Portfolio	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2014 (UNAUDITED)

Sector Diversification
as of June 30, 2014
(as a percentage of net assets)

Financials	15.3%
Health Care	11.3%
Industrials	9.9%
Energy	8.6%
Consumer Discretionary	8.5%
Communications	7.4%
Information Technology	7.3%
U.S. Treasury Notes	5.3%
Consumer Staples	5.2%
Utilities	4.9%
Consumer, Cyclical	3.1%
Consumer, Non-cyclical	2.9%
Telecommunication Services	2.0%
Technology	0.6%
Materials	0.4%
Collateralized Mortgage Obligations	0.3%
Foreign Government Bonds	0.2%
Asset-Backed Securities	0.1%
Assets in Excess of Other Liabilities*	6.7%
Net Assets	100.0%

* Includes short-term investments.

Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets

COMMON STOCK: 63.2%
		Consumer Discretionary: 8.5%
233,279	@	Autozone, Inc.	$125,093,531	2.2
638,700	@	Delphi Automotive PLC	43,904,238	0.8
641,850	@	Dollar Tree, Inc.	34,955,151	0.6
947,496		Johnson Controls, Inc.	47,308,475	0.8
269,400	@	Liberty Global PLC — Class A	11,912,868	0.2
676,800	@	Liberty Global PLC — Class C	28,635,408	0.5
942,700		Lowe’s Cos., Inc.	45,240,173	0.8
248,108	@	O’Reilly Automotive, Inc.	37,365,065	0.6
509,910		TRW Automotive Holdings Corp.	45,647,143	0.8
1,471,100		Twenty-First Century Fox, Inc. Class B	50,355,753	0.9
225,500		Other Securities	19,557,615	0.3
			489,975,420	8.5

		Consumer Staples: 5.2%
414,500		CVS Caremark Corp.	31,240,865	0.6
1,422,788		Mondelez International, Inc.	53,511,057	0.9

COMMON STOCK: (continued)
		Consumer Staples: (continued)
803,734		PepsiCo, Inc.	$71,805,596	1.3
1,037,297		Philip Morris International, Inc.	87,454,510	1.5
422,873		Procter & Gamble Co.	33,233,589	0.6
682,508		Other Securities	19,253,216	0.3
			296,498,833	5.2

		Energy: 3.2%
499,500		Apache Corp.	50,259,690	0.9
327,867		Range Resources Corp.	28,508,036	0.5
1,472,360		Other Securities	104,032,188	1.8
			182,799,914	3.2

		Financials: 11.9%
995,700		American Tower Corp.	89,593,086	1.6
1,684,669		Invesco Ltd.	63,596,255	1.1
1,631,310		JPMorgan Chase & Co.	93,996,082	1.6
2,729,300		Marsh & McLennan Cos., Inc.	141,432,326	2.5
352,100		PNC Financial Services Group, Inc.	31,354,505	0.5
1,539,600		State Street Corp.	103,553,496	1.8
3,267,533		TD Ameritrade Holding Corp.	102,437,159	1.8
1,429,811	@	XL Group PLC	46,797,714	0.8
686,600		Other Securities	10,553,042	0.2
			683,313,665	11.9

		Health Care: 11.3%
623,000		Allergan, Inc.	105,424,060	1.8
592,800		DaVita, Inc.	42,871,296	0.8
374,419	@	Perrigo Co. PLC	54,575,313	1.0
1,566,624		Pfizer, Inc.	46,497,400	0.8
1,032,468		Thermo Fisher Scientific, Inc.	121,831,224	2.1
1,711,324		UnitedHealth Group, Inc.	139,900,737	2.4
1,836,589		Zoetis, Inc.	59,266,727	1.0
1,208,201		Other Securities	77,971,428	1.4
			648,338,185	11.3

		Industrials: 9.1%
403,200		Boeing Co.	51,299,136	0.9
2,612,791		Danaher Corp.	205,705,035	3.6
233,100		Roper Industries, Inc.	34,034,931	0.6
1,121,400	@	Tyco International Ltd.	51,135,840	0.9
1,334,875		United Technologies Corp.	154,111,319	2.7
763,200		Other Securities	27,055,440	0.4
			523,341,701	9.1

		Information Technology: 7.3%
2,121,914		Fiserv, Inc.	127,993,853	2.2
58,500		Google, Inc.	33,653,880	0.6
58,400		Google, Inc. — Class A	34,144,728	0.6

See Accompanying Notes to Financial Statements

97

VY T. Rowe Price Capital Appreciation Portfolio	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2014 (UNAUDITED) (CONTINUED)

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Information Technology: (continued)
482,110	@	NXP Semiconductor NV	$31,906,040	0.6
1,517,723		Texas Instruments, Inc.	72,531,982	1.3
230,400		Visa, Inc.	48,547,584	0.8
970,760		Other Securities	67,891,807	1.2
			416,669,874	7.3

		Materials: 0.4%
221,200		Other Securities	23,318,904	0.4

		Telecommunication Services: 2.0%
977,900		Crown Castle International Corp.	72,618,854	1.3
410,500		SBA Communications Corp.	41,994,150	0.7
			114,613,004	2.0

		Utilities: 4.3%
2,425,037		Pacific Gas & Electric Co.	116,450,277	2.0
3,691,369		Xcel Energy, Inc.	118,972,823	2.1
125,900		Other Securities	10,335,131	0.2
			245,758,231	4.3

		Total Common Stock (Cost $2,842,425,219)	3,624,627,731	63.2

PREFERRED STOCK: 0.4%
		Energy: 0.0%
832		Other Securities	81,120	0.0

		Financials: 0.2%
371,000		Other Securities	10,310,210	0.2

		Utilities: 0.2%
523,470		Other Securities(a)	13,225,261	0.2

		Total Preferred Stock (Cost $22,351,393)	23,616,591	0.4

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: 23.8%
		Communications: 7.4%
50,677,863		Crown Castle Operating Co. — TL B2, 3.000%, 01/31/21	50,725,399	0.9
56,170,000		Intelsat Jackson Holdings SA, 5.500%–8.500%, 04/01/19–08/01/23	59,598,850	1.0
66,569,466		INTELSAT TL 4/2/18, 3.750%, 06/30/19	66,767,110	1.2
CHF 383,333	#	Matterhorn Mobile SA, 5.393%, 05/15/19	439,290	0.0
CHF 1,520,000	#	Matterhorn Mobile SA, 6.750%, 05/15/19	1,838,569	0.0
15,870,000	#	Sprint Nextel Corp., 9.000%, 11/15/18	19,282,050	0.3

CORPORATE BONDS/NOTES: (continued)
		Communications: (continued)
5,215,000	#	Telesat Canada, 6.000%, 05/15/17	$5,384,487	0.1
EUR 2,000,000	#	Unitymedia Hessen GmbH & Co. KG/ Unitymedia NRW GmbH, 7.500%, 03/15/19	2,940,572	0.0
6,825,000	#	Unitymedia Hessen GmbH & Co. KG/ Unitymedia NRW GmbH, 5.500%, 01/15/23	7,098,000	0.1
13,300,000	#	Unitymedia Hessen GmbH & Co. KG/ Unitymedia NRW GmbH, 7.500%, 03/15/19	14,264,250	0.3
4,075,000	#	Univision Communications, Inc., 5.125%, 05/15/23	4,334,781	0.1
13,510,000	#	Univision Communications, Inc., 6.750%, 09/15/22	15,012,988	0.2
14,625,000	#	Univision Communications, Inc., 6.875%, 05/15/19	15,648,750	0.3
6,025,000	#	Univision Communications, Inc., 7.875%, 11/01/20	6,657,625	0.1
31,375,000		UPC Financing Partnership, 3.250%, 06/30/21	31,202,438	0.6
24,425,000	#	UPCB Finance III Ltd., 6.625%, 07/01/20	26,134,750	0.4
15,285,000	#	UPCB Finance V Ltd., 7.250%, 11/15/21	16,889,925	0.3
14,850,000	#	UPCB Finance VI Ltd., 6.875%, 01/15/22	16,297,875	0.3
9,400,000	#	Verizon Communications, Inc., 0.430%, 03/06/15	9,405,518	0.2
55,428,539		Other Securities	55,713,519	1.0
			425,636,746	7.4

		Consumer Discretionary: 0.0%
1,496,250		Other Securities	1,497,029	0.0

		Consumer, Cyclical: 3.1%
2,250,000	#	Continental Airlines, Inc., 6.750%, 09/15/15	2,275,312	0.0
2,805,000	#	Daimler Finance North America LLC, 1.085%, 08/01/18	2,837,112	0.1
500,000	#	Group 1 Automotive, Inc., 5.000%, 06/01/22	502,500	0.0
2,950,000	#	Schaeffler Finance BV, 7.750%, 02/15/17	3,340,875	0.1
2,025,000	#	TRW Automotive, Inc., 4.500%, 03/01/21	2,141,438	0.0
153,120,231		Other Securities	166,924,692	2.9
			178,021,929	3.1

See Accompanying Notes to Financial Statements

98

VY T. Rowe Price Capital Appreciation Portfolio	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2014 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: (continued)
		Consumer, Non-cyclical: 2.9%
800,000		DaVita, Inc., 5.750%, 08/15/22	$858,000	0.0
1,750,000	#	Fresenius Medical Care US Finance II, Inc., 5.625%, 07/31/19	1,916,250	0.0
1,000,000	#	Fresenius Medical Care US Finance II, Inc., 5.875%, 01/31/22	1,110,000	0.0
3,340,000	#	Heineken NV, 0.800%, 10/01/15	3,351,466	0.1
84,224,250		HJ Heinz Co., 3.500%, 06/05/20	84,945,210	1.5
5,865,000	#	SABMiller Holdings, Inc., 0.915%, 08/01/18	5,903,984	0.1
5,950,000	#	SABMiller Holdings, Inc., 2.200%, 08/01/18	6,017,866	0.1
2,820,000		Zoetis, Inc., 1.150%–1.875%, 02/01/16–02/01/18	2,834,602	0.0
60,674,643		Other Securities	60,880,719	1.1
			167,818,097	2.9

		Energy: 5.4%
3,275,000	#	Antero Resources Corp., 5.125%, 12/01/22	3,369,156	0.1
2,175,000	#	Athlon Holdings L.P./ Athlon Finance Corp., 6.000%, 05/01/22	2,256,563	0.1
6,175,000	#	CONSOL Energy, Inc., 5.875%, 04/15/22	6,483,750	0.1
75,034,000		MarkWest Energy Partners L.P./MarkWest Energy Finance Corp., 4.500%–6.750%, 11/01/20–07/15/23	79,863,863	1.4
69,600,000		Range Resources Corp., 5.000%–6.750%, 08/01/20–03/15/23	74,626,000	1.3
129,328,232		Other Securities(a)	139,632,997	2.4
			306,232,329	5.4

		Financial: 3.2%
2,775,000	#	American Honda Finance Corp., 0.324%, 11/13/14	2,776,363	0.0
5,395,000		American Tower Corp., 3.500%–5.000%, 04/01/15–02/15/24	5,645,235	0.1
16,600,000		Crown Castle International Corp., 4.875%–5.250%, 04/15/22–01/15/23	17,271,828	0.3
41,350,000		E*TRADE Financial Corp., 6.000%–6.750%, 06/01/16–11/15/19	44,376,750	0.8

CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
15,265,000		Ford Motor Credit Co. LLC, 1.474%–2.375%, 05/09/16–03/12/19	$15,415,911	0.3
23,760,000		Ford Motor Credit Co., LLC, 2.500%–6.625%, 01/15/15–05/15/18	25,253,861	0.4
71,035,000		Other Securities	73,319,799	1.3
			184,059,747	3.2

		Industrial: 0.8%
7,875,000		United Technologies Corp., 0.727%, 06/01/15	7,910,587	0.2
33,600,000		Other Securities	35,895,972	0.6
			43,806,559	0.8

		Technology: 0.6%
5,725,000	#	NXP BV / NXP Funding LLC, 3.750%, 06/01/18	5,767,938	0.1
7,275,000	#	NXP BV / NXP Funding LLC, 5.750%, 02/15/21	7,684,219	0.1
14,475,000	#	NXP BV / NXP Funding LLC, 5.750%, 03/15/23	15,253,031	0.3
5,225,000		Other Securities	5,279,298	0.1
			33,984,486	0.6

		Utilities: 0.4%
2,528,000	#	Calpine Corp., 7.500%, 02/15/21	2,746,040	0.1
2,280,000	#	Pennsylvania Electric Co., 4.150%, 04/15/25	2,288,292	0.0
17,555,000		Other Securities	18,549,607	0.3
			23,583,939	0.4

		Total Corporate Bonds/Notes (Cost $1,326,668,054)	1,364,640,861	23.8

COLLATERALIZED MORTGAGE OBLIGATIONS: 0.3%
19,520,000		Other Securities	19,609,236	0.3

		Total Collateralized Mortgage Obligations (Cost $19,520,000)	19,609,236	0.3

ASSET-BACKED SECURITIES: 0.1%
		Automobile Asset-Backed Securities: 0.1%
6,745,702		Other Securities	6,753,014	0.1

		Total Asset-Backed Securities (Cost $6,745,426)	6,753,014	0.1

FOREIGN GOVERNMENT BONDS: 0.2%
10,634,000		Other Securities	10,646,197	0.2

		Total Foreign Government Bonds (Cost $10,599,865)	10,646,197	0.2

See Accompanying Notes to Financial Statements

99

VY T. Rowe Price Capital Appreciation Portfolio	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2014 (UNAUDITED) (CONTINUED)

Principal Amount†		Value	Percentage of Net Assets

U.S. TREASURY OBLIGATIONS: 5.3%
	U.S. Treasury Notes: 5.3%
102,675,000	2.500%, due 08/15/23	$103,240,534	1.8
194,475,000	2.750%, due 11/15/23	199,215,328	3.5

	Total U.S. Treasury Obligations (Cost $289,650,892)	302,455,862	5.3

	Total Long-Term Investments (Cost $4,517,960,849)	5,352,349,492	93.3

SHORT-TERM INVESTMENTS: 6.7%
	Securities Lending Collateralcc(1): 0.1%
1,096,559	Cantor Fitzgerald, Repurchase Agreement dated 06/30/14, 0.13%, due 07/01/14 (Repurchase Amount $1,096,563, collateralized by various U.S. Government/ U.S. Government Agency Obligations, 0.000%–10.500%, Market Value plus accrued interest $1,118,490, due 07/15/14–04/20/64)	1,096,559	0.0
327,366	Credit Suisse Securities, Repurchase Agreement dated 06/30/14, 0.06%, due 07/01/14 (Repurchase Amount $327,367, collateralized by various U.S. Government Securities, 0.000%, Market Value plus accrued interest $333,916, due 08/15/14–11/15/43)	327,366	0.0
1,096,559	HSBC Securities USA, Repurchase Agreement dated 06/30/14, 0.07%, due 07/01/14 (Repurchase Amount $1,096,561, collateralized by various U.S. Government Securities, 0.000%–6.375%, Market Value plus accrued interest $1,118,493, due 07/10/14–08/15/42)	1,096,559	0.1
1,000,000	Millenium Fixed Income Ltd., Repurchase Agreement dated 06/30/14, 0.15%, due 07/01/14 (Repurchase Amount $1,000,004, collateralized by various U.S. Government Securities, 0.750%–6.125%, Market Value plus accrued interest $1,020,000, due 12/31/17–04/15/28)	1,000,000	0.0

SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc(1): (continued)
1,096,559	Nomura Securities, Repurchase Agreement dated 06/30/14, 0.11%, due 07/01/14 (Repurchase Amount $1,096,562, collateralized by various U.S. Government/ U.S. Government Agency Obligations, 0.000%–8.875%, Market Value plus accrued interest $1,118,490, due 07/01/14–07/15/56)	$1,096,559	0.0
		4,617,043	0.1

Shares		Value	Percentage of Net Assets
	Mutual Funds: 6.6%
377,491,860	T. Rowe Price Reserve Investment Fund, 0.060%†† (Cost $377,491,860)	377,491,860	6.6

	Total Short-Term Investments (Cost $382,108,903)	382,108,903	6.7

	Total Investments in Securities (Cost $4,900,069,752)	$5,734,458,395	100.0
	Assets in Excess of Other Liabilities	470,347	—
	Net Assets	$5,734,928,742	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2014.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

†	Unless otherwise indicated, principal amount is shown in USD.

††	Rate shown is the 7-day yield as of June 30, 2014.

#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

@	Non-income producing security

cc	Securities purchased with cash collateral for securities loaned.

(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

(a)	This grouping contains securities on loan.

CAD	Canadian Dollar

CHF	Swiss Franc

EUR	EU Euro

Cost for federal income tax purposes is $4,900,526,092.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$838,827,134
Gross Unrealized Depreciation	(4,894,831)
Net Unrealized Appreciation	$833,932,303

See Accompanying Notes to Financial Statements

100

VY T. Rowe Price Capital Appreciation Portfolio	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2014 (UNAUDITED) (CONTINUED)

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2014
Asset Table
Investments, at fair value
Common Stock*	$3,624,627,731	$—	$—	$3,624,627,731
Preferred Stock	19,521,284	4,095,307	—	23,616,591
Corporate Bonds/Notes	—	1,364,640,861	—	1,364,640,861
Collateralized Mortgage Obligations	—	19,609,236	—	19,609,236
Short-Term Investments	377,491,860	4,617,043	—	382,108,903
U.S. Treasury Obligations	—	302,455,862	—	302,455,862
Asset-Backed Securities	—	6,753,014	—	6,753,014
Foreign Government Bonds	—	10,646,197	—	10,646,197
Total Investments, at fair value	$4,021,640,875	$1,712,817,520	$—	$5,734,458,395
Liabilities Table
Other Financial Instruments+
Written Options	$(792,024)	$(16,457,122)	$—	$(17,249,146)
Total Liabilities	$(792,024)	$(16,457,122)	$—	$(17,249,146)

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

*	For further breakdown of Common Stock by sector, please refer to the Summary Portfolio of Investments.

VY T. Rowe Price Capital Appreciation Portfolio Written Options Open on June 30, 2014:
Exchange-Traded Options

Description	Exercise Price	Expiration Date	# of Contracts	Premiums Received	Fair Value
Autozone Inc.	570.00	09/20/14	13	$24,791	$(5,785)
Autozone Inc.	570.00	01/17/15	13	37,400	(19,565)
Autozone Inc.	600.00	09/20/14	13	13,611	(1,430)
Autozone Inc.	600.00	01/17/15	13	24,271	(9,945)
Boeing Co.	135.00	08/16/14	217	104,592	(16,709)
Boeing Co.	135.00	01/17/15	217	167,521	(79,205)
Boeing Co.	140.00	08/16/14	217	68,788	(6,510)
Boeing Co.	140.00	01/17/15	217	128,462	(51,863)
Google Inc. — Class A	1,280.00	09/20/14	11	62,776	(10,340)
Google Inc. — Class A	1,280.00	01/17/15	11	87,855	(32,065)
Google Inc. — Class A	1,330.00	09/20/14	11	43,966	(4,785)
Google Inc. — Class A	1,330.00	01/17/15	11	67,066	(21,065)
JPMorgan Chase & Co.	60.00	09/20/14	209	52,249	(12,331)
JPMorgan Chase & Co.	60.00	01/17/15	209	73,567	(31,768)
JPMorgan Chase & Co.	65.00	09/20/14	209	19,437	(2,090)
JPMorgan Chase & Co.	65.00	01/17/15	209	37,201	(8,360)
JPMorgan Chase & Co.	70.00	01/17/15	3,725	361,579	(50,287)
Philip Morris International Inc.	95.00	01/17/15	450	114,298	(15,750)
Philip Morris International Inc.	97.50	01/17/15	1,211	274,886	(27,248)
Procter & Gamble Co.	85.00	01/17/15	3,141	745,957	(172,755)
Texas Instruments Incorporated	48.00	10/18/14	310	43,399	(53,630)
Texas Instruments Incorporated	50.00	10/18/14	310	26,660	(26,970)
Texas Instruments Incorporated	50.00	01/17/15	620	75,756	(99,200)

See Accompanying Notes to Financial Statements

101

VY T. Rowe Price Capital Appreciation Portfolio	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2014 (UNAUDITED) (CONTINUED)

Description	Exercise Price	Expiration Date	# of Contracts	Premiums Received	Fair Value
United Technologies Corp.	125.00	08/16/14	119	$24,871	$(1,428)
United Technologies Corp.	130.00	08/16/14	119	11,543	(357)
United Technologies Corp.	130.00	01/17/15	119	32,248	(10,353)
United Technologies Corp.	70.00	01/17/15	119	50,217	(20,230)
				$2,774,967	$(792,024)

VY T. Rowe Price Capital Appreciation Portfolio Written OTC Options on June 30, 2014:

Number of Contracts	Counterparty	Description	Exercise Price		Expiration Date	Premiums Received	Fair Value
Options on Securities
280	Citigroup, Inc.	Anadarko Petroleum Corp.	110.000	USD	01/17/15	$115,192	$(240,800)
168	Citigroup, Inc.	Anadarko Petroleum Corp.	115.000	USD	01/17/15	47,930	(109,704)
576	Morgan Stanley	Apache Corp.	100.000	USD	01/17/15	316,274	(389,376)
288	Morgan Stanley	Apache Corp.	105.000	USD	01/17/15	115,657	(132,192)
328	Morgan Stanley	Apache Corp.	90.000	USD	01/17/15	131,659	(426,400)
652	Morgan Stanley	Apache Corp.	92.500	USD	01/17/15	201,431	(739,368)
883	Morgan Stanley	Apache Corp.	95.000	USD	01/17/15	332,436	(836,201)
288	Morgan Stanley	Apache Corp.	97.500	USD	01/17/15	182,495	(230,400)
2,429	Bank of America	Apple Inc.	92.860	USD	01/17/15	784,924	(1,627,430)
414	Citigroup, Inc.	Boeing Co.	145.000	USD	01/17/15	201,113	(62,928)
414	Citigroup, Inc.	Boeing Co.	150.000	USD	01/17/15	157,038	(37,260)
413	Citigroup, Inc.	Boeing Co.	155.000	USD	01/17/15	119,708	(23,541)
2,588	Bank of America	Crown Castle International Corp.	80.000	USD	01/17/15	665,116	(439,960)
191	Morgan Stanley	CVS Caremark Corp.	77.500	USD	08/16/14	30,480	(16,618)
191	Morgan Stanley	CVS Caremark Corp.	77.500	USD	01/17/15	57,459	(53,480)
191	Morgan Stanley	CVS Caremark Corp.	80.000	USD	08/16/14	19,012	(5,730)
191	Morgan Stanley	CVS Caremark Corp.	80.000	USD	01/17/15	43,105	(32,852)
183	JPMorgan Chase & Co.	Danaher Corp.	80.000	USD	09/20/14	53,151	(36,600)
183	JPMorgan Chase & Co.	Danaher Corp.	80.000	USD	01/17/15	77,001	(65,880)
183	JPMorgan Chase & Co.	Danaher Corp.	85.000	USD	09/20/14	24,540	(10,065)
183	JPMorgan Chase & Co.	Danaher Corp.	85.000	USD	01/17/15	44,776	(31,476)
624	JPMorgan Chase & Co.	Danaher Corp.	90.000	USD	01/17/15	129,168	(48,360)
106	Bank of America	Delphi Automotive PLC	67.500	USD	08/16/14	38,982	(27,560)
106	Bank of America	Delphi Automotive PLC	70.000	USD	08/16/14	27,462	(14,840)
106	Bank of America	Delphi Automotive PLC	70.000	USD	01/17/15	47,400	(39,220)
106	Bank of America	Delphi Automotive PLC	75.000	USD	01/17/15	29,761	(20,405)
304	Bank of America	Dentsply International Inc.	50.000	USD	07/19/14	21,432	(7,600)
304	Bank of America	Dentsply International Inc.	50.000	USD	10/18/14	37,033	(29,640)
1,259	Bank of America	Entergy Corp.	70.000	USD	01/17/15	135,505	(1,561,160)
177	Bank of America	Google Inc. — Class A	1,250.000	USD	01/17/15	740,407	(667,290)
118	Bank of America	Google Inc. — Class A	1,260.000	USD	01/17/15	733,606	(411,820)
117	Bank of America	Google Inc. — Class A	1,300.000	USD	01/17/15	605,709	(293,085)
1,879	Bank of America	JPMorgan Chase & Co.	65.000	USD	01/17/15	364,260	(75,160)
1,879	Bank of America	JPMorgan Chase & Co.	67.500	USD	01/17/15	270,103	(40,399)
1,879	Bank of America	JPMorgan Chase & Co.	70.000	USD	01/17/15	195,426	(25,366)
139	Morgan Stanley	Lowe’s Companies Inc.	52.500	USD	10/18/14	32,102	(6,255)
139	Morgan Stanley	Lowe’s Companies Inc.	52.500	USD	01/17/15	41,408	(14,595)
139	Morgan Stanley	Lowe’s Companies Inc.	55.000	USD	10/18/14	20,743	(2,641)
1,701	Morgan Stanley	Lowe’s Companies Inc.	55.000	USD	01/17/15	383,453	(98,658)
364	Bank of America	NXP Semiconductors NV	60.000	USD	10/18/14	192,425	(298,480)
364	Bank of America	NXP Semiconductors NV	60.000	USD	01/17/15	234,456	(367,640)
364	Bank of America	NXP Semiconductors NV	65.000	USD	10/18/14	124,069	(191,828)
364	Bank of America	NXP Semiconductors NV	65.000	USD	01/17/15	166,181	(260,624)
46	Bank of America	O’Reilly Automotive Inc.	155.000	USD	08/16/14	31,494	(11,960)
46	Bank of America	O’Reilly Automotive Inc.	155.000	USD	01/17/15	47,587	(31,280)
46	Bank of America	O’Reilly Automotive Inc.	165.000	USD	08/16/14	15,895	(2,668)
46	Bank of America	O’Reilly Automotive Inc.	165.000	USD	01/17/15	31,056	(16,560)
947	Citigroup, Inc.	Pfizer Inc.	32.000	USD	01/17/15	139,550	(43,562)
948	Citigroup, Inc.	Pfizer Inc.	35.000	USD	01/17/15	58,691	(11,376)
1,683	Citigroup, Inc.	Philip Morris International Inc.	85.000	USD	01/17/15	403,005	(488,070)
936	Citigroup, Inc.	Philip Morris International Inc.	87.500	USD	01/17/15	143,648	(168,480)
654	Citigroup, Inc.	Philip Morris International Inc.	90.000	USD	01/17/15	132,108	(67,362)
326	Citigroup, Inc.	Philip Morris International Inc.	92.500	USD	01/17/15	46,292	(18,256)

See Accompanying Notes to Financial Statements

102

VY T. Rowe Price Capital Appreciation Portfolio	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2014 (UNAUDITED) (CONTINUED)

Number of Contracts	Counterparty	Description	Exercise Price		Expiration Date	Premiums Received	Fair Value
169	Morgan Stanley	PNC Financial Services Group	87.500	USD	08/16/14	$28,823	$(42,588)
169	Morgan Stanley	PNC Financial Services Group	87.500	USD	01/17/15	57,987	(82,387)
169	Morgan Stanley	PNC Financial Services Group	90.000	USD	08/16/14	17,689	(21,294)
1,179	Morgan Stanley	PNC Financial Services Group	90.000	USD	01/17/15	221,981	(424,440)
1,046	JPMorgan Chase & Co.	Procter & Gamble Co.	85.000	USD	01/17/15	181,335	(57,530)
1,662	Bank of America	Seagate Technology	57.500	USD	01/17/15	397,359	(668,124)
210	Morgan Stanley	State Street Corp.	70.000	USD	08/16/14	55,453	(14,280)
210	Morgan Stanley	State Street Corp.	70.000	USD	01/17/15	91,468	(54,285)
210	Morgan Stanley	State Street Corp.	72.500	USD	08/16/14	37,661	(4,620)
210	Morgan Stanley	State Street Corp.	72.500	USD	01/17/15	71,074	(36,435)
238	JPMorgan Chase & Co.	TE Connectivity Ltd.	65.000	USD	07/19/14	14,649	(2,380)
238	JPMorgan Chase & Co.	TE Connectivity Ltd.	65.000	USD	10/18/14	30,628	(24,395)
5,166	Citigroup, Inc.	Texas Instruments Incorporated	45.000	USD	01/17/15	1,034,307	(2,105,145)
2,077	Citigroup, Inc.	Texas Instruments Incorporated	50.000	USD	10/18/14	251,718	(180,699)
2,077	Citigroup, Inc.	Texas Instruments Incorporated	50.000	USD	01/17/15	347,631	(332,320)
111	Bank of America	Thermo Fisher Scientific Inc.	135.000	USD	09/20/14	54,341	(4,995)
111	Bank of America	Thermo Fisher Scientific Inc.	135.000	USD	01/17/15	82,866	(22,200)
111	Bank of America	Thermo Fisher Scientific Inc.	140.000	USD	09/20/14	37,807	(3,330)
111	Bank of America	Thermo Fisher Scientific Inc.	140.000	USD	01/17/15	64,360	(15,818)
84	JPMorgan Chase & Co.	TRW Automotive Holdings Corp.	90.000	USD	07/19/14	17,779	(9,870)
84	JPMorgan Chase & Co.	TRW Automotive Holdings Corp.	90.000	USD	10/18/14	30,930	(32,340)
84	JPMorgan Chase & Co.	TRW Automotive Holdings Corp.	95.000	USD	07/19/14	8,697	(1,260)
84	JPMorgan Chase & Co.	TRW Automotive Holdings Corp.	95.000	USD	10/18/14	19,651	(16,044)
359	Bank of America	United Health Group Inc.	82.500	USD	09/20/14	98,215	(84,006)
359	Bank of America	United Health Group Inc.	82.500	USD	01/17/15	148,346	(149,883)
359	Bank of America	United Health Group Inc.	85.000	USD	09/20/14	71,549	(45,234)
975	Bank of America	United Health Group Inc.	85.000	USD	01/17/15	395,936	(304,687)
1,091	Merrill Lynch & Co., Inc.	United Health Group Inc.	90.000	USD	01/17/15	310,106	(176,742)
1,222	Citigroup, Inc.	United Technologies Corp.	120.000	USD	01/17/15	475,497	(421,590)
1,222	Citigroup, Inc.	United Technologies Corp.	125.000	USD	01/17/15	331,297	(207,740)
			Total Written OTC Options			$14,328,054	$(16,457,122)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2014 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Liability Derivatives
Equity contracts	Written options, at fair value	$17,249,146
Total Liability Derivatives		$17,249,146

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2014 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Written options
Equity contracts	$1,078,527
Total	$1,078,527

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Written options
Equity contracts	$10,534,375
Total	$10,534,375

See Accompanying Notes to Financial Statements

103

VY T. Rowe Price Capital Appreciation Portfolio	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2014 (UNAUDITED) (CONTINUED)

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at June 30, 2014:

	Bank of America	Citigroup, Inc.	JPMorgan Chase & Co.	Merrill Lynch	Morgan Stanley	Totals
Liabilities:
Written options	$7,760,252	$4,518,833	$336,200	$176,742	$3,665,095	$16,457,122
Total Liabilities	$7,760,252	$4,518,833	$336,200	$176,742	$3,665,095	$16,457,122

Net OTC derivative instruments by counterparty, at fair value	$(7,760,252)	$(4,518,833)	$(336,200)	$(176,742)	$(3,665,095)	(16,457,122)

Total collateral pledged by the Portfolio/(Received from counterparty)	$—	$—	$—	$—	$—	$—
Net Exposure(1)	$(7,760,252)	$(4,518,833)	$(336,200)	$(176,742)	$(3,665,095)	$(16,457,122)

(1)	Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

See Accompanying Notes to Financial Statements

104

VY T. Rowe Price Equity Income Portfolio	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2014 (UNAUDITED)

Sector Diversification
as of June 30, 2014
(as a percentage of net assets)

Financials	18.3%
Energy	15.8%
Industrials	14.0%
Consumer Discretionary	10.4%
Information Technology	9.4%
Health Care	6.1%
Utilities	5.8%
Materials	4.9%
Consumer Staples	4.6%
Telecommunication Services	3.4%
Assets in Excess of Other Liabilities*	7.3%
Net Assets	100.0%

* Includes short-term investments.

Portfolio holdings are subject to change daily.

Shares		Value	Percentage of Net Assets

COMMON STOCK: 92.7%
	Consumer Discretionary: 10.4%
274,500	Kohl’s Corp.	$14,460,660	1.0
392,800	Mattel, Inc.	15,307,416	1.0
225,066	Time Warner, Inc.	15,810,886	1.1
3,614,998	Other Securities	110,090,266	7.3
		155,669,228	10.4

	Consumer Staples: 4.6%
369,500	Archer-Daniels-Midland Co.	16,298,645	1.1
292,900	Campbell Soup Co.	13,417,749	0.9
142,700	Clorox Co.	13,042,780	0.8
150,300	PepsiCo, Inc.	13,427,802	0.9
595,800	Other Securities	13,485,029	0.9
		69,672,005	4.6

	Energy: 15.8%
157,000	Anadarko Petroleum Corp.	17,186,790	1.1
296,200	Apache Corp.	29,803,644	2.0
264,890	Chevron Corp.	34,581,390	2.3
271,500	Consol Energy, Inc.	12,508,005	0.8
274,724	ExxonMobil Corp.	27,659,212	1.8
197,500	Hess Corp.	19,530,775	1.3
242,100	Murphy Oil Corp.	16,094,808	1.1
287,300	Royal Dutch Shell PLC — Class A ADR	23,664,901	1.6
149,400	Schlumberger Ltd.	17,621,730	1.2
1,392,502	Other Securities	39,254,086	2.6
		237,905,341	15.8

COMMON STOCK: (continued)
	Financials: 18.3%
167,300	American Express Co.	$15,871,751	1.1
1,441,619	Bank of America Corp.	22,157,684	1.5
643,344	JPMorgan Chase & Co.	37,069,481	2.5
236,300	Legg Mason, Inc.	12,124,553	0.8
376,300	Marsh & McLennan Cos., Inc.	19,499,866	1.3
222,200	Northern Trust Corp.	14,267,462	0.9
246,900	PNC Financial Services Group, Inc.	21,986,445	1.5
376,000	SunTrust Bank	15,062,560	1.0
604,400	US Bancorp.	26,182,608	1.7
645,700	Wells Fargo & Co.	33,937,992	2.3
1,619,751	Other Securities(a)	56,366,412	3.7
		274,526,814	18.3

	Health Care: 6.1%
294,200	Bristol-Myers Squibb Co.	14,271,642	0.9
228,700	Johnson & Johnson	23,926,594	1.6
327,100	Merck & Co., Inc.	18,922,735	1.3
613,276	Pfizer, Inc.	18,202,032	1.2
436,788	Other Securities	16,432,834	1.1
		91,755,837	6.1

	Industrials: 14.0%
122,300	Boeing Co.	15,560,229	1.0
251,100	Emerson Electric Co.	16,662,996	1.1
1,544,600	General Electric Co.	40,592,088	2.7
205,700	Honeywell International, Inc.	19,119,815	1.3
246,200	Illinois Tool Works, Inc.	21,557,272	1.4
154,700	United Parcel Service, Inc. — Class B	15,881,502	1.1
1,665,411	Other Securities(a)	80,992,279	5.4
		210,366,181	14.0

	Information Technology: 9.4%
173,000	Apple, Inc.	16,076,890	1.1
621,800	Applied Materials, Inc.	14,021,590	0.9
521,500	Cisco Systems, Inc.	12,959,275	0.9
631,400	Corning, Inc.	13,859,230	0.9
201,900	Harris Corp.	15,293,925	1.0
402,200	Microsoft Corp.	16,771,740	1.1
1,103,300	Other Securities	51,957,049	3.5
		140,939,699	9.4

	Materials: 4.9%
401,293	International Paper Co.	20,253,258	1.3
247,300	Nucor Corp.	12,179,525	0.8
928,300	Other Securities	41,561,851	2.8
		73,994,634	4.9

See Accompanying Notes to Financial Statements

105

VY T. Rowe Price Equity Income Portfolio	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2014 (UNAUDITED) (CONTINUED)

Shares		Value	Percentage of Net Assets

COMMON STOCK: (continued)
	Telecommunication Services: 3.4%
605,603	AT&T, Inc.	$21,414,122	1.4
252,250	Verizon Communications, Inc.	12,342,592	0.8
47,908	Verizon Communications, Inc. — VZC	2,343,314	0.2
1,340,779	Other Securities	15,185,602	1.0
		51,285,630	3.4

	Utilities: 5.8%
231,172	Duke Energy Corp.	17,150,651	1.2
195,200	Entergy Corp.	16,023,968	1.1
345,900	Exelon Corp.	12,618,432	0.8
472,100	NiSource, Inc.	18,572,414	1.2
882,600	Other Securities	22,507,812	1.5
		86,873,277	5.8

	Total Common Stock (Cost $937,506,177)	1,392,988,646	92.7

Principal Amount†		Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: 7.1%
	Securities Lending Collateralcc(1): 0.2%
438,047	Cantor Fitzgerald, Repurchase Agreement dated 06/30/14, 0.13%, due 07/01/14 (Repurchase Amount $438,049, collateralized by various U.S. Government/ U.S. Government Agency Obligations, 0.000%–10.500%, Market Value plus accrued interest $446,808, due 07/15/14–04/20/64)	438,047	0.0
1,000,000	Daiwa Capital Markets, Repurchase Agreement dated 06/30/14, 0.14%, due 07/01/14 (Repurchase Amount $1,000,004, collateralized by various U.S. Government Agency Obligations, 0.000%–6.500%, Market Value plus accrued interest $1,020,000, due 01/01/17–03/01/48)	1,000,000	0.1

SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc(1): (continued)
1,000,000	Nomura Securities, Repurchase Agreement dated 06/30/14, 0.11%, due 07/01/14 (Repurchase Amount $1,000,003, collateralized by various U.S. Government/ U.S. Government Agency Obligations, 0.000%–8.875%, Market Value plus accrued interest $1,020,000, due 07/01/14–07/15/56)	$1,000,000	0.1
		2,438,047	0.2

Shares		Value	Percentage of Net Assets

	Mutual Funds: 6.9%
103,670,718	T. Rowe Price Reserve Investment Fund, 0.060%†† (Cost $103,670,718)	103,670,718	6.9

	Total Short-Term Investments (Cost $106,108,765)	106,108,765	7.1

	Total Investments in Securities (Cost $1,043,614,942)	$1,499,097,411	99.8
	Assets in Excess of Other Liabilities	3,416,575	0.2
	Net Assets	$1,502,513,986	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2014.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

†	Unless otherwise indicated, principal amount is shown in USD.

††	Rate shown is the 7-day yield as of June 30, 2014.

ADR	American Depositary Receipt

cc	Securities purchased with cash collateral for securities loaned.

(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

(a)	This grouping contains securities on loan.

Cost for federal income tax purposes is $1,058,603,831.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$480,751,915
Gross Unrealized Depreciation	(40,258,335)
Net Unrealized Appreciation	$440,493,580

See Accompanying Notes to Financial Statements

106

VY T. Rowe Price Equity Income Portfolio	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2014 (UNAUDITED) (CONTINUED)

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2014
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$155,669,228	$—	$—	$155,669,228
Consumer Staples	69,672,005	—	—	69,672,005
Energy	234,492,703	3,412,638	—	237,905,341
Financials	274,526,814	—	—	274,526,814
Health Care	84,114,765	7,641,072	—	91,755,837
Industrials	210,366,181	—	—	210,366,181
Information Technology	140,939,699	—	—	140,939,699
Materials	73,994,634	—	—	73,994,634
Telecommunication Services	41,268,576	10,017,054	—	51,285,630
Utilities	86,873,277	—	—	86,873,277
Total Common Stock	1,371,917,882	21,070,764	—	1,392,988,646
Short-Term Investments	103,670,718	2,438,047	—	106,108,765
Total Investments, at fair value	$1,475,588,600	$23,508,811	$—	$1,499,097,411

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

See Accompanying Notes to Financial Statements

107

VY T. Rowe Price International Stock Portfolio	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2014 (UNAUDITED)

Geographic Diversification
as of June 30, 2014
(as a percentage of net assets)

United Kingdom	15.2%
Japan	13.8%
Switzerland	9.5%
France	6.3%
United States	6.0%
China	5.1%
Netherlands	4.8%
India	3.9%
Australia	3.8%
Sweden	3.6%
Countries between 0.1%–3.6%ˆ	25.4%
Assets in Excess of Other Liabilities*	2.6%
Net Assets	100.0%

* Includes short-term investments.
ˆ Includes 21 countries, which each represents 0.1%–3.6% of net assets.

Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets

COMMON STOCK: 97.4%
		Australia: 3.8%
235,606		Amcor Ltd.	$2,317,318	0.9
243,909		Brambles Ltd.	2,113,202	0.9
174,471		Santos Ltd.	2,347,093	1.0
41,832		Other Securities	2,479,411	1.0
			9,257,024	3.8

		Brazil: 3.1%
288,300		BR Malls Participacoes S.A.	2,453,062	1.0
274,115		Other Securities	4,960,918	2.1
			7,413,980	3.1

		Canada: 1.5%
130,700		Other Securities	3,529,638	1.5

		China: 5.1%
17,700	@	Baidu.com ADR	3,306,537	1.4
866,000		China Overseas Land & Investment Ltd.	2,100,526	0.8
1,283,100		Other Securities	6,964,706	2.9
			12,371,769	5.1

		Denmark: 0.9%
74,797		GN Store Nord	2,143,577	0.9

		France: 6.3%
105,880		AXA S.A.	2,529,827	1.0
67,912		Edenred	2,059,361	0.9

COMMON STOCK: (continued)
		France: (continued)
26,129		Schneider Electric SE	$2,463,793	1.0
85,983		Other Securities(a)	8,235,660	3.4
			15,288,641	6.3

		Germany: 3.6%
22,144		Bayer AG	3,123,926	1.3
189,438		Other Securities	5,487,668	2.3
			8,611,594	3.6

		Hong Kong: 3.5%
676,400		AIA Group Ltd.	3,398,649	1.4
37,600		Jardine Matheson Holdings Ltd.	2,231,377	0.9
870,500		Other Securities	2,808,972	1.2
			8,438,998	3.5

		India: 3.9%
160,102		Housing Development Finance Corp.	2,643,285	1.1
962,418		Other Securities	6,750,010	2.8
			9,393,295	3.9

		Indonesia: 1.2%
6,397,600		Other Securities	2,964,982	1.2

		Ireland: 0.5%
96,096		Other Securities	1,253,656	0.5

		Italy: 0.3%
51,432		Other Securities	852,109	0.3

		Japan: 13.8%
53,800		FamilyMart Co., Ltd.	2,319,468	1.0
132,800		Inpex Holdings, Inc.	2,020,180	0.8
89,600		Japan Tobacco, Inc.	3,267,005	1.4
46,500		Nippon Telegraph & Telephone Corp.	2,898,246	1.2
72,000		Olympus Corp.	2,477,258	1.0
195,300		Sumitomo Corp.	2,635,213	1.1
53,000		Takeda Pharmaceutical Co., Ltd.	2,459,876	1.0
81,200		Tokio Marine Holdings, Inc.	2,672,597	1.1
778,200		Other Securities	12,451,797	5.2
			33,201,640	13.8

		Luxembourg: 0.7%
25,661		Other Securities	1,787,802	0.7

		Malaysia: 0.8%
1,664,800		Other Securities	1,818,881	0.8

		Mexico: 1.4%
285,700		Grupo Financiero Banorte	2,043,184	0.9
471,900		Other Securities	1,265,093	0.5
			3,308,277	1.4

See Accompanying Notes to Financial Statements

108

VY T. Rowe Price International Stock Portfolio	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2014 (UNAUDITED) (CONTINUED)

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Netherlands: 4.8%
34,119		ASML Holding NV	$3,181,986	1.3
41,692		Airbus Group NV	2,795,366	1.2
40,200	@	NXP Semiconductor NV	2,660,436	1.1
67,787		Royal Dutch Shell PLC — Class B	2,946,015	1.2
			11,583,803	4.8

		Portugal: 0.5%
69,354		Other Securities	1,140,286	0.5

		Qatar: 0.1%
5,875		Other Securities	263,627	0.1

		Russia: 0.9%
107,707		Other Securities	2,099,460	0.9

		South Africa: 1.0%
154,606		Other Securities	2,461,528	1.0

		South Korea: 1.3%
5,913		Other Securities	3,131,036	1.3

		Spain: 0.8%
150,589		Other Securities	1,919,321	0.8

		Sweden: 3.6%
72,969	L	Hexagon AB	2,350,980	1.0
93,480		Svenska Cellulosa AB SCA	2,434,584	1.0
106,763		Other Securities	3,826,111	1.6
			8,611,675	3.6

		Switzerland: 9.5%
29,954		Cie Financiere Richemont SA	3,138,858	1.3
118,180		Credit Suisse Group	3,360,977	1.4
11,027	@, L	Dufry Group	2,003,250	0.8
34,380		Holcim Ltd.	3,019,850	1.3
34,518		Nestle S.A.	2,674,695	1.1
15,593		Sonova Holding AG — Reg	2,377,348	1.0
5,437		Syngenta AG	2,008,696	0.8
50,958		Other Securities	4,265,118	1.8
			22,848,792	9.5

		Taiwan: 1.5%
829,000		Taiwan Semiconductor Manufacturing Co., Ltd.	3,507,951	1.5

		Thailand: 0.3%
519,900		Other Securities	769,132	0.3

		Turkey: 0.7%
403,382		Other Securities	1,579,738	0.7

		United Arab Emirates: 0.8%
104,117		DP World Ltd.	2,051,208	0.8

COMMON STOCK: (continued)
		United Kingdom: 15.2%
135,253		ARM Holdings PLC	$2,033,772	0.8
686,432		Barclays PLC	2,500,505	1.0
87,298		Burberry Group PLC	2,215,702	0.9
185,619		Capita Group PLC	3,636,495	1.5
164,236		Compass Group PLC	2,855,464	1.2
157,871		Experian Group Ltd.	2,667,243	1.1
78,354		GlaxoSmithKline PLC	2,086,180	0.9
122,313		Rolls-Royce Holdings PLC	2,234,737	0.9
165,432		WPP PLC	3,605,056	1.5
703,767		Other Securities	12,897,592	5.4
			36,732,746	15.2

		United States: 6.0%
25,254		Anheuser-Busch InBev Worldwide, Inc.	2,901,694	1.2
30,900		Las Vegas Sands Corp.	2,355,198	1.0
36,900	@	Liberty Global PLC — Class A	1,631,718	0.6
38,700	@	Liberty Global PLC — Class C	1,637,397	0.7
17,165	X	Peixe Urbano, Inc.	515	0.0
2,600	@	Priceline.com, Inc.	3,127,800	1.3
274,400		Other Securities	2,896,792	1.2
			14,551,114	6.0

		Total Common Stock (Cost $193,190,143)	234,887,280	97.4

PREFERRED STOCK: —%
		United States: —%
3,895	X	Peixe Urbano, Inc.	—	—

		Total Preferred Stock (Cost $128,227)	—	—

RIGHTS: 0.0%
		France: 0.0%
4		Other Securities	54	0.0

		Total Rights (Cost $—)	54	0.0

		Total Long-Term Investments (Cost $193,318,370)	234,887,334	97.4

See Accompanying Notes to Financial Statements

109

VY T. Rowe Price International Stock Portfolio	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2014 (UNAUDITED) (CONTINUED)

Principal Amount†		Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: 2.1%
	Securities Lending Collateralcc(1): 1.2%
812,912	Cantor Fitzgerald, Repurchase Agreement dated 06/30/14, 0.13%, due 07/01/14 (Repurchase Amount $812,915, collateralized by various U.S. Government/ U.S. Government Agency Obligations, 0.000%–10.500%, Market Value plus accrued interest $829,170, due 07/15/14–04/20/64)	$812,912	0.4
1,000,000	HSBC Securities USA, Repurchase Agreement dated 06/30/14, 0.07%, due 07/01/14 (Repurchase Amount $1,000,002, collateralized by various U.S. Government Securities, 0.000%–6.375%, Market Value plus accrued interest $1,020,003, due 07/10/14–08/15/42)	1,000,000	0.4
1,000,000	Nomura Securities, Repurchase Agreement dated 06/30/14, 0.11%, due 07/01/14 (Repurchase Amount $1,000,003, collateralized by various U.S. Government/ U.S. Government Agency Obligations, 0.000%–8.875%, Market Value plus accrued interest $1,020,000, due 07/01/14–07/15/56)	1,000,000	0.4
		2,812,912	1.2

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.9%
2,211,127	T. Rowe Price Reserve Investment Fund, 0.060%†† (Cost $2,211,127)	2,211,127	0.9

	Total Short-Term Investments (Cost $5,024,039)	5,024,039	2.1
	Total Investments in Securities (Cost $198,342,409)	$239,911,373	99.5
	Assets in Excess of Other Liabilities	1,114,793	0.5
	Net Assets	$241,026,166	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2014.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

†	Unless otherwise indicated, principal amount is shown in USD.

††	Rate shown is the 7-day yield as of June 30, 2014.

@	Non-income producing security

ADR	American Depositary Receipt

cc	Securities purchased with cash collateral for securities loaned.

L	Loaned security, a portion or all of the security is on loan at June 30, 2014.

X	Fair value determined by Voya funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.

(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

(a)	This grouping contains securities on loan.

Cost for federal income tax purposes is $200,241,914.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$46,025,706
Gross Unrealized Depreciation	(6,356,247)
Net Unrealized Appreciation	$39,669,459

Sector Diversification	Percentage of Net Assets
Consumer Discretionary	18.9%
Financials	18.2
Industrials	14.6
Consumer Staples	11.0
Information Technology	10.0
Health Care	9.7
Materials	5.7
Telecommunication Services	4.4
Energy	4.3
Utilities	0.6
Short-Term Investments	2.1
Assets in Excess of Other Liabilities	0.5
Net Assets	100.0%

See Accompanying Notes to Financial Statements

110

VY T. Rowe Price International Stock Portfolio	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2014 (UNAUDITED) (CONTINUED)

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2014 in valuing the assets and liabilities:(1)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2014
Asset Table
Investments, at fair value
Common Stock
Australia	$—	$9,257,024	$—	$9,257,024
Brazil	7,413,980	—	—	7,413,980
Canada	3,529,638	—	—	3,529,638
China	4,682,535	7,689,234	—	12,371,769
Denmark	—	2,143,577	—	2,143,577
France	1,717,213	13,571,428	—	15,288,641
Germany	—	8,611,594	—	8,611,594
Hong Kong	—	8,438,998	—	8,438,998
India	—	9,393,295	—	9,393,295
Indonesia	1,681,805	1,283,177	—	2,964,982
Ireland	—	1,253,656	—	1,253,656
Italy	—	852,109	—	852,109
Japan	—	33,201,640	—	33,201,640
Luxembourg	1,787,802	—	—	1,787,802
Malaysia	—	1,818,881	—	1,818,881
Mexico	3,308,277	—	—	3,308,277
Netherlands	2,660,436	8,923,367	—	11,583,803
Portugal	—	1,140,286	—	1,140,286
Qatar	—	263,627	—	263,627
Russia	881,776	1,217,684	—	2,099,460
South Africa	—	2,461,528	—	2,461,528
South Korea	—	3,131,036	—	3,131,036
Spain	—	1,919,321	—	1,919,321
Sweden	—	8,611,675	—	8,611,675
Switzerland	—	22,848,792	—	22,848,792
Taiwan	—	3,507,951	—	3,507,951
Thailand	—	769,132	—	769,132
Turkey	—	1,579,738	—	1,579,738
United Arab Emirates	—	2,051,208	—	2,051,208
United Kingdom	1,823,455	34,909,291	—	36,732,746
United States	10,811,290	3,739,309	515	14,551,114
Total Common Stock	40,298,207	194,588,558	515	234,887,280
Preferred Stock	—	—	—	—
Rights	—	54	—	54
Short-Term Investments	2,211,127	2,812,912	—	5,024,039
Total Investments, at fair value	$42,509,334	$197,401,524	$515	$239,911,373
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$—	$(21,156)	$—	$(21,156)
Total Liabilities	$—	$(21,156)	$—	$(21,156)

(1)	For the period ended June 30, 2014, as a result of the fair value pricing procedures for international equities utilized by the Portfolio, certain securities have transferred in and out of Level 1 and Level 2 measurements during the year. The Portfolio’s policy is to recognize transfers between levels at the end of the reporting period. At June 30, 2014, securities valued at $1,132,560 and $2,861,258 were transferred from Level 1 to Level 2 and Level 2 to Level 1, respectively, within the fair value hierarchy.

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

See Accompanying Notes to Financial Statements

111

VY T. Rowe Price International Stock Portfolio	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2014 (UNAUDITED) (CONTINUED)

At June 30, 2014, the following forward foreign currency contracts were outstanding for the VY T. Rowe Price International Stock Portfolio:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Deutsche Bank AG	Japanese Yen	489,498,000	Sell	07/02/14	$4,810,768	$4,831,924	$(21,156)
							$(21,156)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2014 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$21,156
Total Liability Derivatives		$21,156

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2014 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Foreign currency related transactions*
Foreign exchange contracts	$(48,813)
Total	$(48,813)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Foreign currency related transactions*
Foreign exchange contracts	$(189,096)
Total	$(189,096)

*	Amounts recognized for forward foreign currency contracts are included in net realized gain (loss) on foreign currency related transactions and net change in unrealized appreciation or depreciation on foreign currency related transactions.

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at June 30, 2014:

Deutsche Bank AG
Liabilities:
Forward foreign currency contracts	$21,156
Total Liabilities	$21,156

Net OTC derivative instruments by counterparty, at fair value	$(21,156)

Total collateral pledged by the Portfolio/(Received from counterparty)	$—
Net Exposure(1)	$(21,156)

(1)	Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

See Accompanying Notes to Financial Statements

112

SHAREHOLDER MEETING INFORMATION (UNAUDITED)

A special meeting of shareholders of VY BlackRock Health Sciences Opportunities Portfolio, VY Marsico Growth Portfolio, VY MFS Total Return Portfolio and VY MFS Utilities Portfolio was held June 19, 2014, at the offices of Voya Investment Management, 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ 85258.

Proposals:

1	To approve an Agreement and Plan of Reorganization by and between VY BlackRock Health Sciences Opportunities Portfolio (“Health Sciences Portfolio”) and Voya Large Cap Growth Portfolio (“Large Cap Growth Portfolio”), providing for the reorganization of Health Sciences Portfolio with and into Large Cap Growth Portfolio (the “Reorganization”).

2	To approve an Agreement and Plan of Reorganization by and between VY Marsico Growth Portfolio (“Marsico Portfolio”) and Voya Large Cap Growth Portfolio (“Large Cap Growth Portfolio”), providing for the reorganization of Marsico Portfolio with and into Large Cap Growth Portfolio (the “Reorganization”).

3	To approve an Agreement and Plan of Reorganization by and between VY MFS Total Return Portfolio (“MFS Portfolio”) and VY Invesco Equity and Income Portfolio (formerly, ING Invesco Equity and Income Portfolio) (“Invesco Portfolio”), providing for the reorganization of MFS Portfolio with and into Invesco Portfolio (the “Reorganization”).

4	To approve an Agreement and Plan of Reorganization by and between VY MFS Utilities Portfolio (“Utilities Portfolio”) and Voya Large Cap Value Portfolio (“Large Cap Value Portfolio”), providing for the reorganization of Utilities Portfolio with and into Large Cap Value Portfolio (the “Reorganization”).

	Proposal	Shares voted for	Shares voted against or withheld	Shares abstained	Broker non-vote	Total Shares Voted
VY BlackRock Health Sciences Opportunities Portfolio	1*	19,942,589.000	1,678,050.000	1,534,850.000	0.000	23,155,489.000

*	Proposal Passed

	Proposal	Shares voted for	Shares voted against or withheld	Shares abstained	Broker non-vote	Total Shares Voted
VY Marsico Growth Portfolio	2*	19,771,598.000	450,827.000	1,326,173.000	0.000	21,548,598.000

*	Proposal Passed

	Proposal	Shares voted for	Shares voted against or withheld	Shares abstained	Broker non-vote	Total Shares Voted
VY MFS Total Return Portfolio	3*	39,990,811.000	1,258,054.000	4,077,112.000	0.000	45,325,977.000

*	Proposal Passed

	Proposal	Shares voted for	Shares voted against or withheld	Shares abstained	Broker non-vote	Total Shares Voted
VY MFS Utilities Portfolio	4*	26,921,801.000	2,161,907.000	2,128,354.000	0.000	31,212,062.000

*	Proposal Passed

113

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Investment Advisers
Voya Investments, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258

Directed Services LLC
1475 Dunwoody Drive
West Chester, Pennsylvania 19380

Administrator
Voya Funds Services, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258

Distributor
Voya Investments Distributor, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258

Transfer Agent
BNY Mellon Investment Servicing (U.S.) Inc.
301 Bellevue Parkway
Wilmington, Delaware 19809

Custodian
The Bank of New York Mellon
One Wall Street
New York, New York 10286

Legal Counsel
Dechert LLP
1900 K Street, N.W.
Washington, D.C. 20006

Before investing, carefully consider the investment objectives, risks, charges and expenses of the variable universal life insurance policy or variable annuity contract and the underlying variable investment options. This and other information is contained in the prospectus for the variable universal life policy or variable annuity contract and the underlying variable investment options. Obtain these prospectuses from your agent/registered representative and read them carefully before investing.

RETIREMENT | INVESTMENTS | INSURANCE voyainvestments.com	VPSAR-VIT1AISS2 (0614-082214)

Semi-Annual Report

June 30, 2014

Classes ADV, I, S and S2

Voya Investors Trust

■	Voya High Yield Portfolio (formerly, ING High Yield Portfolio)
■	Voya Large Cap Growth Portfolio (formerly, ING Large Cap Growth Portfolio)
■	Voya Large Cap Value Portfolio (formerly, ING Large Cap Value Portfolio)
■	Voya Limited Maturity Bond Portfolio (formerly, ING Limited Maturity Bond Portfolio)
■	Voya Multi-Manager Large Cap Core Portfolio (formerly, ING Multi-Manager Large Cap Core Portfolio)
■	Voya U.S. Stock Index Portfolio (formerly, ING U.S. Stock Index Portfolio)
■	VY BlackRock Large Cap Growth Portfolio (formerly, ING BlackRock Large Cap Growth Portfolio)
■	VY Clarion Real Estate Portfolio (formerly, ING Clarion Real Estate Portfolio)
■	VY Franklin Income Portfolio (formerly, ING Franklin Income Portfolio)
■	VY Franklin Mutual Shares Portfolio (formerly, ING Franklin Mutual Shares Portfolio)
■	VY JPMorgan Small Cap Core Equity Portfolio (formerly, ING JPMorgan Small Cap Core Equity Portfolio)
■	VY Templeton Global Growth Portfolio (formerly, ING Templeton Global Growth Portfolio)

This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

INVESTMENT MANAGEMENT
voyainvestments.com	VoyaTM Investment Management was formerly ING U.S. Investment Management

PROXY VOTING INFORMATION

A description of the policies and procedures that the Portfolios use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the Portfolios’ website at www.voyainvestments.com; and (3) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Portfolios voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Portfolios’ website at www.voyainvestments.com and on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Portfolios file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This report contains a summary portfolio of investments for certain Portfolios. The Portfolios’ Forms N-Q are available on the SEC’s website at www.sec.gov. The Portfolios’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The Portfolios’ Forms N-Q, as well as a complete portfolio of investments, are available without charge upon request from the Portfolios by calling Shareholder Services toll-free at (800) 992-0180.

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PRESIDENT’S LETTER

Luck and Skill

Dear Shareholder,

Earlier this month many of us were caught up in the excitement of the World Cup, soccer’s premier tournament. They say that soccer teaches you about life, and that is certainly true in at least one respect: the big part that luck can play in the outcome. During the World Cup, a New York Times article examined the role of luck in soccer matches, noting that the game’s combination of low scores, fluke goals and numerous ties makes it the least predictable of the major sports.1 A survey of the research literature concluded that the outcome of a soccer match was about half skill and half luck.

What does this have to do with investing? Many investors tend to overlook the part luck plays in their investment results, giving themselves too much credit for skill. This is especially true in a bull market, when the market’s upward trend may disguise the effect of discretionary investment decisions. In assessing their performance, professional investors distinguish alpha — the return component due to manager skill — from beta — the return component due to market moves. While investors may benefit from both alpha and beta, the existence of beta reminds us that it isn’t all under our own control. We should take our successes with a touch of humility, mindful of the assist our skills have gotten from good fortune.

But if good fortune can be random, so can bad fortune. How do you set your course to allow for the unpredictable effects of good or ill winds? In our view, the best way is to minimize the opportunities for randomness to enter the picture — keep your portfolio fully invested and well diversified, and avoid the temptation to time the market. Keep your focus on your long-term goals and promptly inform your financial advisor should these goals change. Before taking action, thoroughly discuss any contemplated portfolio changes with your advisor.

On May 1, 2014, ING U.S. Investment Management changed its name to Voya Investment Management. Our new name reminds us that a secure financial future is about more than just reaching a destination — it’s about positive experiences along the way. It’s also about continuity: there will be no changes in terms of investment processes or the services we provide to you, our clients. As part of the transition to our new name, we are building upon our commitment to be a reliable partner committed to reliable investing.

We appreciate your continued confidence in us, and we look forward to serving your investment needs in the future.

Sincerely,

Shaun Mathews

Executive Vice President

Voya Family of Funds

July 28, 2014

The views expressed in the President’s Letter reflect those of the President as of the date of the letter. Any such views are subject to change at any time based upon market or other conditions and the Voya mutual funds disclaim any responsibility to update such views. These views may not be relied on as investment advice and because investment decisions for a Voya mutual fund are based on numerous factors, may not be relied on as an indication of investment intent on behalf of any Voya mutual fund. Reference to specific company securities should not be construed as recommendations or investment advice.

International investing poses special risks including currency fluctuation, economic and political risks not found in investments that are solely domestic.

[1]	“Soccer, a Beautiful Game of Chance,” by John Tierney, New York Times, July 7, 2014.

1

MARKET PERSPECTIVE: SIX MONTHS ENDED JUNE 30, 2013

Global equities, in the form of the MSCI World IndexSM (the “Index”) measured in local currencies, including net reinvested dividends ended 2013 at a record high. Investor sentiment had evidently reconciled itself to the tapering of the U.S. Federal Reserve Board’s (“Fed’s”) $85 billion of monthly Treasury and mortgage-backed securities purchases. The Fed’s December 18 announcement of a reduction in purchases to $75 billion per month with more to come was taken in stride. There was still plenty to worry about however, and in the first month of 2014 the Index slumped before recovering to end up 5.48% for the first half of the fiscal year. (The Index returned 6.18% for the six-months ended June 30, 2014, measured in U.S. dollars.)

It did not take long for worries about a flagging U.S. economy to resurface. A disappointingly weak employment report on January 10 showed only 74,000 jobs created in December, the lowest in nearly three years. A decline in the unemployment rate to 6.7% was partly due to large numbers of unemployed people leaving the workforce, while the labor participation rate equaled the lowest since March of 1978.

A cold and snowy winter was thought to be depressing hiring and other key statistics like durable goods orders and home sales. Nonetheless, in late January, Fed Chairman Bernanke, in an official capacity for the last time, announced a further $10 billion reduction in monthly purchases. Global equities markets were falling.

The Index reached its low point on February 3, down almost exactly 5% in 2014. Yet it took only 18 days to erase the loss and reclaim a small gain despite new political turmoil that flared in Eastern Europe as Russia annexed Crimea after the president of Ukraine was deposed.

It was not as if the news suddenly improved; it remained mostly poor into March. What was becoming clear, however was that it was indeed weather-related and could therefore be expected to be temporary. The Fed confirmed as much on February 14. The same week new Fed Chair Janet Yellen stressed the “continuity” of accommodative monetary policy and later confirmed that such a policy would remain in place for “some time.”

The April, May and June employment reports were significantly better, showing a monthly average of 234,000 jobs created. Retail sales, industrial production and home sales all rebounded strongly, although the pace of home price increases was moderating. Purchasing managers’ activity indices were on the rise. The Fed continued to taper without hesitation and by the end of June the pace of bond purchases had fallen to $35 billion per month.

The main outlier was gross domestic product (“GDP”). First quarter GDP growth was initially announced on April 30 as a scant 0.1% annualized. One month later it was revised down to a fall of 1.0%. And on June 25 it was further revised down to 2.9%, the worst since the first quarter of 2009. But such was the state of sentiment that markets seemed to shrug it off as the encapsulation of a weather-driven anomaly, now fading into memory.

In U.S. fixed income markets, the Barclays U.S. Aggregate Bond Index (“Barclays Aggregate”) of investment grade bonds added 3.93% in the six months through June. The Barclays Long Term U.S. Treasury sub-index, having dropped 12.66% in the previous fiscal year, bounced back to soar 12.14%. The over-all Barclay’s U.S. Treasury Bond sub-index only returned 2.72%: evidence of a flattening Treasury yield curve. The Barclays U.S. Corporate Investment Grade Bond sub-index gained 5.68% and interestingly did a little better than the Barclays High Yield Bond — 2% Issuer Constrained Composite Index (not a part of the Barclays Aggregate) which added 5.46%.

U.S. equities, represented by the S&P 500® Index including dividends, advanced 7.14% in the first half of the fiscal year, closing just off an all-time high. This represented the sixth straight calendar quarter of positive returns, a sequence not seen since 1998. Utilities was the best performing sector with a gain of 18.65%, followed at some distance by energy, 12.98%. The worst were consumer discretionary which managed only 0.60% and industrials 4.00%. Record operating earnings per share for S&P 500® companies in the fourth quarter of 2013, supported by low interest rates and slow wage growth, slipped by just about 3% in the next quarter.

In currencies, the dollar edged up only 0.37% against the euro over the six months, despite the political trouble in Ukraine and European Central Bank President Draghi’s embrace of the idea of quantitative easing for the euro zone. The dollar lost 3.21% to the pound as the UK’s strong recovery story remained largely intact. The dollar fell 3.78% against the yen, with the effectiveness of the Bank of Japan’s own quantitative easing as a means of weakening the currency increasingly in doubt.

In international markets, the MSCI Japan® Index lost 2.96% for the fiscal half year, (despite a 4.8% bounce in June). The government’s fiscal and monetary stimulus seemed to be fading, while Prime Minister Abe’s reform-based “third arrow” of economic policy was criticized as lacking definition. The MSCI Europe ex UK® Index gained 6.37%, with strength in banks, pharmaceuticals, utilities and the peripheral markets of Italy and Spain. The euro zone reported its fourth straight quarter of GDP growth; the total however amounted to less than 1%, while unemployment was still stubbornly high at 11.6%. The MSCI UK® Index rose a rather disappointing 1.88%. Stocks were held back by lagging banks, miners and telecoms. GDP in the first quarter of 2014 grew by 3.1% from a year earlier, while unemployment continued to fall, but concerns persisted about a housing price bubble and overstretched consumers.

All indices are unmanaged and investors cannot invest directly in an index. Past performance does not guarantee future results. The performance quoted represents past performance. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. The Portfolios’ performance is subject to change since the period’s end and may be lower or higher than the performance data shown. Please call (800) 992-0180 or log on to www.voyainvestments.com to obtain performance data current to the most recent month end.

Market Perspective reflects the views of Voya Investment Management’s Chief Investment Risk Officer only through the end of the period, and is subject to change based on market and other conditions.

2

BENCHMARK DESCRIPTIONS

Index	Description
Barclays High Yield Bond — 2% Issuer Constrained Composite Index	An unmanaged index that includes all fixed-income securities having a maximum quality rating of Ba1, a minimum amount outstanding of $150 million, and at least one year to maturity.
Barclays Long Term U.S. Treasury Index	The Index includes all publicly issued, U.S. Treasury securities that have a remaining maturity of 10 or more years, are rated investment grade, and have $250 million or more of outstanding face value.
Barclays U.S. Aggregate Bond Index	An unmanaged index of publicly issued investment grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.
Barclays U.S. Corporate Investment Grade Bond Index	The corporate component of the Barclays Capital U.S. Credit Index. The U.S. Credit Index includes publicly-issued U.S. corporate and specified foreign debentures and secured notes that meet the specified maturity, liquidity, and quality requirements. The index includes both corporate and non-corporate sectors. The corporate sectors are industrial, utility and finance, which includes both U.S. and non-U.S. corporations.
Barclays U.S. Treasury Bond Index	A market capitalization-weighted index that measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of one year or more.
MSCI Europe ex UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Europe, excluding the UK.
MSCI Japan® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan.
MSCI UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in the UK.
MSCI World IndexSM	An unmanaged index that measures the performance of over 1,400 securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand and the Far East.
S&P 500® Index	An unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

3

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED)

As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs, including redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Portfolio expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in each class of a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2014 to June 30, 2014. The Portfolios’ expenses are shown without the imposition of any charges which are, or may be, imposed under your variable annuity contract, variable life insurance policy, qualified pension, or retirement plan. Expenses would have been higher if such charges were included.

Actual Expenses

The left section of the table shown below, “Actual Portfolio Return,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The right section of the table shown below, “Hypothetical (5% return before expenses),” provides information about hypothetical account values and hypothetical expenses based on a Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Portfolio and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the hypothetical lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Portfolio Return				Hypothetical (5% return before expenses)
	Beginning Account Value January 1, 2014	Ending Account Value June 30, 2014	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2014*	Beginning Account Value January 1, 2014	Ending Account Value June 30, 2014	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2014*
Voya High Yield Portfolio
Class ADV	$1,000.00	$1,043.70	1.09%	$5.52	$1,000.00	$1,019.39	1.09%	$5.46
Class I	1,000.00	1,045.80	0.49	2.49	1,000.00	1,022.36	0.49	2.46
Class S	1,000.00	1,045.50	0.74	3.75	1,000.00	1,021.12	0.74	3.71
Class S2	1,000.00	1,043.80	0.89	4.51	1,000.00	1,020.38	0.89	4.46
Voya Large Cap Growth Portfolio
Class ADV	$1,000.00	$1,053.80	1.12%	$5.70	$1,000.00	$1,019.24	1.12%	$5.61
Class I	1,000.00	1,056.00	0.60	3.06	1,000.00	1,021.82	0.60	3.01
Class S	1,000.00	1,055.30	0.85	4.33	1,000.00	1,020.58	0.85	4.26
Class S2	1,000.00	1,054.50	1.00	5.09	1,000.00	1,019.84	1.00	5.01
Voya Large Cap Value Portfolio
Class ADV	$1,000.00	$1,060.80	1.24%	$6.34	$1,000.00	$1,018.65	1.24%	$6.21
Class I	1,000.00	1,064.40	0.64	3.28	1,000.00	1,021.62	0.64	3.21
Class S	1,000.00	1,062.40	0.89	4.55	1,000.00	1,020.38	0.89	4.46
Class S2	1,000.00	1,062.40	1.04	3.35	1,000.00	1,019.64	1.04	5.21

*	Expenses are equal to each Portfolio’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half-year.

4

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED) (CONTINUED)

	Actual Portfolio Return				Hypothetical (5% return before expenses)
	Beginning Account Value January 1, 2014	Ending Account Value June 30, 2014	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2014*	Beginning Account Value January 1, 2014	Ending Account Value June 30, 2014	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2014*
Voya Limited Maturity Bond Portfolio
Class ADV	$1,000.00	$1,004.00	0.88%	$4.37	$1,000.00	$1,020.43	0.88%	$4.41
Class I	1,000.00	1,006.90	0.28	1.39	1,000.00	1,023.41	0.28	1.40
Class S	1,000.00	1,005.90	0.53	2.64	1,000.00	1,022.17	0.53	2.66
Voya Multi-Manager Large Cap Core Portfolio
Class ADV	$1,000.00	$1,067.30	1.32%	$6.77	$1,000.00	$1,018.25	1.32%	$6.61
Class I	1,000.00	1,069.60	0.72	3.69	1,000.00	1,021.22	0.72	3.61
Class S	1,000.00	1,068.90	0.97	4.98	1,000.00	1,019.98	0.97	4.86
Voya U.S. Stock Index Portfolio
Class ADV	$1,000.00	$1,066.60	0.79%	$4.05	$1,000.00	$1,020.88	0.79%	$3.96
Class I	1,000.00	1,069.30	0.26	1.33	1,000.00	1,023.51	0.26	1.30
Class S	1,000.00	1,069.00	0.50	2.56	1,000.00	1,022.32	0.50	2.51
Class S2	1,000.00	1,068.20	0.66	3.38	1,000.00	1,021.52	0.66	3.31
VY BlackRock Large Cap Growth Portfolio
Class ADV	$1,000.00	$1,058.00	1.40%	$7.14	$1,000.00	$1,017.85	1.40%	$7.00
Class I	1,000.00	1,061.70	0.80	4.09	1,000.00	1,020.83	0.80	4.01
Class S	1,000.00	1,060.70	1.04	5.31	1,000.00	1,019.64	1.04	5.21
Class S2	1,000.00	1,059.40	1.20	6.13	1,000.00	1,018.84	1.20	6.01
VY Clarion Real Estate Portfolio
Class ADV	$1,000.00	$1,175.00	1.25%	$6.74	$1,000.00	$1,018.60	1.25%	$6.26
Class I	1,000.00	1,178.30	0.65	3.51	1,000.00	1,021.57	0.65	3.26
Class S	1,000.00	1,176.60	0.90	4.86	1,000.00	1,020.33	0.90	4.51
Class S2	1,000.00	1,176.20	1.05	5.67	1,000.00	1,019.59	1.05	5.26
VY Franklin Income Portfolio
Class ADV	$1,000.00	$1,092.30	1.36%	$7.06	$1,000.00	$1,018.05	1.36%	$6.80
Class I	1,000.00	1,094.70	0.76	3.95	1,000.00	1,021.03	0.76	3.81
Class S	1,000.00	1,093.50	1.01	5.24	1,000.00	1,019.79	1.01	5.06
Class S2	1,000.00	1,092.90	1.16	6.02	1,000.00	1,019.04	1.16	5.81
VY Franklin Mutual Shares Portfolio
Class ADV	$1,000.00	$1,076.70	1.37%	$7.05	$1,000.00	$1,018.00	1.37%	$6.85
Class I	1,000.00	1,079.60	0.77	3.97	1,000.00	1,020.98	0.77	3.86
Class S	1,000.00	1,078.90	1.02	5.26	1,000.00	1,019.74	1.02	5.11
VY JPMorgan Small Cap Core Equity Portfolio
Class ADV	$1,000.00	$1,049.40	1.45%	$7.37	$1,000.00	$1,017.60	1.45%	$7.25
Class I	1,000.00	1,052.90	0.85	4.33	1,000.00	1,020.58	0.85	4.26
Class S	1,000.00	1,051.40	1.10	5.59	1,000.00	1,019.34	1.10	5.51
Class S2	1,000.00	1,050.90	1.25	6.36	1,000.00	1,018.60	1.25	6.26
VY Templeton Global Growth Portfolio
Class ADV	$1,000.00	$1,048.40	1.48%	$7.52	$1,000.00	$1,017.46	1.48%	$7.40
Class I	1,000.00	1,051.80	0.88	4.48	1,000.00	1,020.43	0.88	4.41
Class S	1,000.00	1,050.40	1.13	5.74	1,000.00	1,019.19	1.13	5.66
Class S2	1,000.00	1,048.80	1.28	6.50	1,000.00	1,018.45	1.28	6.41

*	Expenses are equal to each Portfolio’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half-year.

5

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2014 (UNAUDITED)

	Voya High Yield Portfolio	Voya Large Cap Growth Portfolio	Voya Large Cap Value Portfolio	Voya Limited Maturity Bond Portfolio
ASSETS:
Investments in securities at fair value+*	$877,794,019	$5,349,314,941	$1,177,388,881	$275,009,396
Short-term investments at fair value**	40,687,039	79,788,600	27,330,408	6,563,000
Total investments at fair value	$918,481,058	$5,429,103,541	$1,204,719,289	$281,572,396
Cash	30,081,115	565	864	510,974
Cash collateral for futures	—	—	—	529,062
Foreign currencies at value***	—	—	881,726	—
Receivables:
Investment securities sold	12,665,368	96,025,607	19,824,242	8,396,607
Fund shares sold	761,317	466,291	74,428	4,237,240
Dividends	—	3,152,549	2,099,585	242
Interest	13,467,187	19	—	888,605
Prepaid expenses	—	21,983	4,804	—
Reimbursement due from manager	—	351,655	98,039	—
Other assets	15,164	71,698	24,627	7,877
Total assets	975,471,209	5,529,193,908	1,227,727,604	296,143,003

LIABILITIES:
Payable for investment securities purchased	33,873,626	113,669,624	26,888,833	16,994,954
Payable for fund shares redeemed	249,116	19,125,093	2,908,763	89,647
Payable upon receipt of securities loaned	40,687,039	—	7,005,320	—
Payable for unified fees	359,068	—	—	62,446
Payable for investment management fees	—	2,445,891	607,251	—
Payable for administrative fees	—	444,703	97,783	—
Payable for distribution and shareholder service fees	205,333	1,518,615	129,477	41,438
Payable to trustees under the deferred compensation plan (Note 7)	15,164	71,698	24,627	7,877
Payable for trustee fees	—	26,600	5,817	—
Accrued information statement costs	39,715	—	—	—
Other accrued expenses and liabilities	—	390,429	115,129	—
Total liabilities	75,429,061	137,692,653	37,783,000	17,196,362
NET ASSETS	$900,042,148	$5,391,501,255	$1,189,944,604	$278,946,641

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$873,231,136	$3,622,800,659	$973,156,142	$280,176,178
Undistributed net investment income	6,520,465	22,543,478	19,108,895	3,510,235
Accumulated net realized gain (loss)	(16,411,867)	853,487,148	80,519,862	(5,626,598)
Net unrealized appreciation	36,702,414	892,669,970	117,159,705	886,826
NET ASSETS	$900,042,148	$5,391,501,255	$1,189,944,604	$278,946,641
___________
+ Including securities loaned at value	$39,710,305	$—	$6,859,000	$—
* Cost of investments in securities	$841,091,605	$4,456,644,971	$1,060,164,566	$274,110,122
** Cost of short-term investments	$40,687,039	$79,788,600	$27,330,408	$6,563,000
*** Cost of foreign currencies	$—	$—	$946,336	$—

See Accompanying Notes to Financial Statements

6

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2014 (UNAUDITED) (CONTINUED)

	Voya High Yield Portfolio	Voya Large Cap Growth Portfolio	Voya Large Cap Value Portfolio	Voya Limited Maturity Bond Portfolio
Class ADV
Net assets	$121,549,462	$2,455,714,511	$13,725,487	$38,080,329
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	11,308,228	127,888,384	1,108,312	3,839,685
Net asset value and redemption price per share	$10.75	$19.20	$12.38	$9.92

Class I
Net assets	$66,480,094	$1,495,171,427	$578,363,650	$130,103,494
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	6,181,657	74,114,192	46,045,487	12,742,744
Net asset value and redemption price per share	$10.75	$20.17	$12.56	$10.21

Class S
Net assets	$704,628,658	$1,383,902,337	$597,542,540	$110,762,818
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	65,563,432	69,691,920	48,071,912	10,805,433
Net asset value and redemption price per share	$10.75	$19.86	$12.43	$10.25

Class S2
Net assets	$7,383,934	$56,712,980	$312,927	n/a
Shares authorized	unlimited	unlimited	unlimited	n/a
Par value	$0.001	$0.001	$0.001	n/a
Shares outstanding	686,056	2,872,556	25,194	n/a
Net asset value and redemption price per share	$10.76	$19.74	$12.42	n/a

See Accompanying Notes to Financial Statements

7

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2014 (UNAUDITED)

	Voya Multi-Manager Large Cap Core Portfolio	Voya U.S. Stock Index Portfolio	VY BlackRock Large Cap Growth Portfolio	VY Clarion Real Estate Portfolio
ASSETS:
Investments in securities at fair value+*	$328,239,104	$5,040,436,511	$405,288,233	$708,489,250
Short-term investments at fair value**	9,094,239	95,598,817	2,290,267	5,679,854
Total investments at fair value	$337,333,343	$5,136,035,328	$407,578,500	$714,169,104
Cash	28	—	—	—
Cash collateral for futures	—	4,351,575	—	—
Foreign currencies at value***	—	—	15,366	—
Receivables:
Investment securities sold	1,393,509	—	12,747,944	7,115,268
Fund shares sold	753	143,551	1,246	444,000
Dividends	329,151	5,271,381	448,033	2,449,128
Prepaid expenses	—	—	—	2,771
Reimbursement due from manager	—	—	—	53,864
Other assets	3,036	42,201	7,550	15,664
Total assets	339,059,820	5,145,844,036	420,798,639	724,249,799

LIABILITIES:
Payable for investment securities purchased	685,882	4,186,804	9,360,354	342,487
Payable for fund shares redeemed	8,925,400	89,309,178	246,079	8,396,755
Payable upon receipt of securities loaned	—	5,963,817	—	2,968,809
Payable for unified fees	199,997	1,071,086	269,282	—
Payable for investment management fees	—	—	—	421,695
Payable for administrative fees	—	—	—	59,067
Payable for distribution and shareholder service fees	12,147	119,080	47,985	145,747
Payable to trustees under the deferred compensation plan (Note 7)	3,036	42,201	7,550	15,664
Payable for trustee fees	—	—	—	3,372
Accrued information statement costs	39,422	—	—	—
Accrued proxy and solicitation costs	—	—	120,523	—
Other accrued expenses and liabilities	—	—	—	113,476
Total liabilities	9,865,884	100,692,166	10,051,773	12,467,072
NET ASSETS	$329,193,936	$5,045,151,870	$410,746,866	$711,782,727

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$249,213,033	$2,714,335,447	$298,056,892	$747,574,127
Undistributed net investment income	2,828,394	54,690,446	3,385,814	13,921,871
Accumulated net realized gain (loss)	31,255,809	452,333,493	21,903,935	(168,477,353)
Net unrealized appreciation	45,896,700	1,823,792,484	87,400,225	118,764,082
NET ASSETS	$329,193,936	$5,045,151,870	$410,746,866	$711,782,727
____________
+ Including securities loaned at value	$—	$5,838,893	$—	$2,901,546
* Cost of investments in securities	$282,342,404	$3,216,671,478	$317,889,782	$589,725,168
** Cost of short-term investments	$9,094,239	$95,598,817	$2,290,267	$5,679,854
*** Cost of foreign currencies	$—	$—	$13,592	$—

See Accompanying Notes to Financial Statements

8

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2014 (UNAUDITED) (CONTINUED)

	Voya Multi-Manager Large Cap Core Portfolio	Voya U.S. Stock Index Portfolio	VY BlackRock Large Cap Growth Portfolio	VY Clarion Real Estate Portfolio
Class ADV
Net assets	$1,480,903	$118,880,237	$13,333,683	$77,626,294
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	94,294	7,814,418	902,057	2,512,871
Net asset value and redemption price per share	$15.71	$15.21	$14.78	$30.89

Class I
Net assets	$272,125,426	$4,693,818,533	$192,608,807	$130,486,691
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	17,197,599	301,199,159	12,582,995	4,038,115
Net asset value and redemption price per share	$15.82	$15.58	$15.31	$32.31

Class S
Net assets	$55,587,607	$61,849,093	$195,634,477	$475,190,264
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	3,511,986	3,993,447	12,864,836	14,765,591
Net asset value and redemption price per share	$15.83	$15.49	$15.21	$32.18

Class S2
Net assets	n/a	$170,604,007	$9,169,899	$28,479,478
Shares authorized	n/a	unlimited	unlimited	unlimited
Par value	n/a	$0.001	$0.001	$0.001
Shares outstanding	n/a	11,107,895	612,076	890,864
Net asset value and redemption price per share	n/a	$15.36	$14.98	$31.97

See Accompanying Notes to Financial Statements

9

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2014 (UNAUDITED)

	VY Franklin Income Portfolio	VY Franklin Mutual Shares Portfolio	VY JPMorgan Small Cap Core Equity Portfolio	VY Templeton Global Growth Portfolio
ASSETS:
Investments in securities at fair value+*	$984,277,543	$529,214,307	$772,914,527	$635,012,576
Short-term investments at fair value**	42,023,808	11,998,766	33,253,776	15,863,331
Total investments at fair value	$1,026,301,351	$541,213,073	$806,168,303	$650,875,907
Short-term investments at amortized cost	30,000,000	10,999,893	—	—
Cash	27,627,883	9,002,085	176	7,670,453
Cash collateral for futures	—	—	54,780	—
Foreign currencies at value***	294,908	462,119	—	822,282
Receivables:
Investment securities sold	—	1,426,686	12,681,461	1,650,967
Fund shares sold	—	—	227,271	282,787
Dividends	1,258,526	742,710	780,726	1,040,407
Interest	5,961,272	368,939	163	53
Foreign tax reclaims	423,216	179,787	365	449,266
Unrealized appreciation on forward foreign currency contracts	—	347,802	—	1
Prepaid expenses	3,556	—	—	—
Reimbursement due from manager	—	4,417	—	—
Other assets	12,741	7,517	8,560	10,920
Total assets	1,091,883,453	564,755,028	819,921,805	662,803,043

LIABILITIES:
Payable for investment securities purchased	4,956,600	203,839	13,857,845	1,461,856
Payable for fund shares redeemed	1,116,505	592,345	709,841	213,207
Payable upon receipt of securities loaned	42,023,808	—	17,694,217	15,863,331
Unrealized depreciation on forward foreign currency contracts	—	1,924,847	—	—
Payable for unified fees	—	360,361	535,622	466,986
Payable for investment management fees	529,823	—	—	—
Payable for administrative fees	84,878	—	—	—
Payable for distribution and shareholder service fees	164,382	50,272	161,493	65,789
Payable to trustees under the deferred compensation plan (Note 7)	12,741	7,517	8,560	10,920
Payable for trustee fees	4,892	—	—	—
Other accrued expenses and liabilities	121,260	—	—	—
Total liabilities	49,014,889	3,139,181	32,967,578	18,082,089
NET ASSETS	$1,042,868,564	$561,615,847	$786,954,227	$644,720,954

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$900,914,200	$439,026,705	$479,770,852	$486,213,938
Undistributed net investment income	60,748,829	21,482,229	3,569,774	18,992,456
Accumulated net realized gain (loss)	(60,467,564)	(27,730,064)	113,511,225	5,124,995
Net unrealized appreciation	141,673,099	128,836,977	190,102,376	134,389,565
NET ASSETS	$1,042,868,564	$561,615,847	$786,954,227	$644,720,954
___________
+ Including securities loaned at value	$41,095,676	$—	$17,286,350	$15,080,787
* Cost of investments in securities	$842,630,450	$398,808,842	$582,902,529	$500,658,449
** Cost of short-term investments	$42,023,808	$11,998,299	$33,253,776	$15,863,331
*** Cost of foreign currencies	$287,727	$458,310	$—	$809,558

See Accompanying Notes to Financial Statements

10

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2014 (UNAUDITED) (CONTINUED)

	VY Franklin Income Portfolio	VY Franklin Mutual Shares Portfolio	VY JPMorgan Small Cap Core Equity Portfolio	VY Templeton Global Growth Portfolio
Class ADV
Net assets	$77,786,180	$11,225,509	$97,983,589	$6,669
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	6,510,839	975,020	4,656,690	405
Net asset value and redemption price per share	$11.95	$11.51	$21.04	$16.46

Class I
Net assets	$347,757,097	$332,675,156	$152,816,211	$330,569,598
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	28,109,017	28,183,094	6,976,120	19,621,544
Net asset value and redemption price per share	$12.37	$11.80	$21.91	$16.85

Class S
Net assets	$605,665,007	$217,715,182	$486,113,414	$308,059,340
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	49,335,794	18,512,644	22,418,715	18,241,412
Net asset value and redemption price per share	$12.28	$11.76	$21.68	$16.89

Class S2
Net assets	$11,660,280	n/a	$50,041,013	$6,085,347
Shares authorized	unlimited	n/a	unlimited	unlimited
Par value	$0.001	n/a	$0.001	$0.001
Shares outstanding	953,022	n/a	2,328,452	363,239
Net asset value and redemption price per share	$12.24	n/a	$21.49	$16.75

See Accompanying Notes to Financial Statements

11

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2014 (UNAUDITED)

	Voya High Yield Portfolio	Voya Large Cap Growth Portfolio	Voya Large Cap Value Portfolio	Voya Limited Maturity Bond Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$55	$32,592,177	$15,414,483	$858
Interest	28,166,067	27	—	1,993,848
Securities lending income, net	142,937	—	102,071	208
Total investment income	28,309,059	32,592,204	15,516,554	1,994,914

EXPENSES:
Investment management fees	—	14,509,330	3,585,860	—
Unified fees	2,137,713	—	—	377,987
Distribution and shareholder service fees:
Class ADV	441,972	9,077,556	47,951	144,983
Class S	858,959	1,702,591	730,932	140,313
Class S2	17,731	134,444	477	—
Transfer agent fees	—	2,943	908	—
Administrative service fees	—	2,638,034	576,975	—
Shareholder reporting expense	—	182,668	34,409	—
Registration fees	—	4,138	68	—
Professional fees	—	187,040	40,184	—
Custody and accounting expense	—	254,700	63,770	—
Trustee fees and expenses	20,356	79,798	17,453	6,143
Information statement costs (Note 7)	64,900	—	—	—
Miscellaneous expense	—	93,249	16,741	—
Interest expense	—	1,079	48	—
Total expenses	3,541,631	28,867,570	5,115,776	669,426
Net waived and reimbursed fees	(198,623)	(4,984,272)	(648,569)	(28,997)
Net expenses	3,343,008	23,883,298	4,467,207	640,429
Net investment income	24,966,051	8,708,906	11,049,347	1,354,485

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	26,098,774	472,960,069	87,928,694	495,251
Foreign currency related transactions	356,871	—	96	—
Futures	—	—	—	33,293
Swaps	1,384,525	—	—	(923)
Net realized gain	27,840,170	472,960,069	87,928,790	527,621
Net change in unrealized appreciation (depreciation) on:
Investments	(12,578,212)	(198,978,773)	(27,051,300)	128,739
Foreign currency related transactions	73,923	—	(3,984)	—
Futures	—	—	—	(305,191)
Swaps	(1,462,626)	—	—	—
Net change in unrealized appreciation (depreciation)	(13,966,915)	(198,978,773)	(27,055,284)	(176,452)
Net realized and unrealized gain	13,873,255	273,981,296	60,873,506	351,169
Increase in net assets resulting from operations	$38,839,306	$282,690,202	$71,922,853	$1,705,654

* Foreign taxes withheld	$—	$—	$48,484	$—

See Accompanying Notes to Financial Statements

12

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2014 (UNAUDITED)

	Voya Multi-Manager Large Cap Core Portfolio	Voya U.S. Stock Index Portfolio	VY BlackRock Large Cap Growth Portfolio	VY Clarion Real Estate Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$3,372,082	$47,677,389	$2,950,856	$7,411,567
Securities lending income, net	—	48,684	8,351	30,755
Total investment income	3,372,082	47,726,073	2,959,207	7,442,322

EXPENSES:
Investment management fees	—	—	—	2,390,940
Unified fees	1,201,215	6,100,601	1,572,157	—
Distribution and shareholder service fees:
Class ADV	5,739	416,325	47,943	261,009
Class S	68,135	69,960	229,787	559,763
Class S2	—	388,409	22,036	68,011
Transfer agent fees	—	—	—	434
Administrative service fees	—	—	—	334,475
Shareholder reporting expense	—	—	—	34,165
Professional fees	—	—	—	25,003
Custody and accounting expense	—	—	—	36,070
Trustee fees and expenses	8,496	103,817	8,333	10,118
Proxy and solicitation costs (Note 7)	—	—	154,300	—
Miscellaneous expense	—	—	—	12,556
Interest expense	824	554	—	—
Total expenses	1,284,409	7,079,666	2,034,556	3,732,544
Net waived and reimbursed fees	(10,676)	(202,602)	(181,339)	(741,229)
Brokerage commission recapture	(9,175)	—	—	—
Net expenses	1,264,558	6,877,064	1,853,217	2,991,315
Net investment income	2,107,524	40,849,009	1,105,990	4,451,007
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	8,426,441	24,589,732	29,038,411	23,142,795
Foreign currency related transactions	110	—	334	182
Futures	—	7,314,789	—	—
Net realized gain	8,426,551	31,904,521	29,038,745	23,142,977
Net change in unrealized appreciation (depreciation) on:
Investments	10,631,478	254,113,684	(6,610,717)	80,614,935
Foreign currency related transactions	—	—	90	—
Futures	—	(2,959,205)	—	—
Net change in unrealized appreciation (depreciation)	10,631,478	251,154,479	(6,610,627)	80,614,935
Net realized and unrealized gain	19,058,029	283,059,000	22,428,118	103,757,912
Increase in net assets resulting from operations	$21,165,553	$323,908,009	$23,534,108	$108,208,919

* Foreign taxes withheld	$4,194	$5,069	$13,028	$—

See Accompanying Notes to Financial Statements

13

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2014 (UNAUDITED)

	VY Franklin Income Portfolio	VY Franklin Mutual Shares Portfolio	VY JPMorgan Small Cap Core Equity Portfolio	VY Templeton Global Growth Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$13,900,139	$11,954,385	$4,903,871	$13,986,308
Interest, net of foreign taxes withheld*	12,569,320	1,461,338	511	730
Securities lending income, net	219,943	—	102,167	299,513
Total investment income	26,689,402	13,415,723	5,006,549	14,286,551

EXPENSES:
Investment management fees	3,035,187	—	—	—
Unified fees	—	2,091,913	3,226,189	2,749,167
Distribution and shareholder service fees:
Class ADV	232,473	38,896	340,377	24
Class S	709,477	260,219	602,187	376,997
Class S2	27,052	—	124,095	14,737
Transfer agent fees	362	—	—	—
Administrative service fees	485,198	—	—	—
Shareholder reporting expense	46,105	—	—	—
Professional fees	35,442	—	—	—
Custody and accounting expense	54,053	—	—	—
Trustee fees and expenses	14,677	11,680	19,187	13,683
Miscellaneous expense	15,385	—	—	—
Interest expense	—	—	21	51
Total expenses	4,655,411	2,402,708	4,312,056	3,154,659
Net waived and reimbursed fees	(51,905)	(46,178)	(92,894)	(2,953)
Brokerage commission recapture	(4,813)	—	(10,263)	(919)
Net expenses	4,598,693	2,356,530	4,208,899	3,150,787
Net investment income	22,090,709	11,059,193	797,650	11,135,764

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	13,896,831	18,207,239	54,110,068	10,596,031
Foreign currency related transactions	3,112	(4,352,994)	—	(24,318)
Futures	—	—	692,629	—
Net realized gain	13,899,943	13,854,245	54,802,697	10,571,713
Net change in unrealized appreciation (depreciation) on:
Investments	52,370,730	14,300,568	(16,660,734)	9,434,174
Foreign currency related transactions	(1,906)	2,630,261	—	22,051
Futures	—	—	(291,968)	—
Net change in unrealized appreciation (depreciation)	52,368,824	16,930,829	(16,952,702)	9,456,225
Net realized and unrealized gain	66,268,767	30,785,074	37,849,995	20,027,938
Increase in net assets resulting from operations	$88,359,476	$41,844,267	$38,647,645	$31,163,702

* Foreign taxes withheld	$276,413	$77,961	$1,294	$852,719

See Accompanying Notes to Financial Statements

14

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	Voya High Yield Portfolio		Voya Large Cap Growth Portfolio
	Six Months Ended June 30, 2014	Year Ended December 31, 2013	Six Months Ended June 30, 2014	Year Ended December 31, 2013
FROM OPERATIONS:
Net investment income	$24,966,051	$55,079,239	$8,708,906	$13,925,557
Net realized gain	27,840,170	19,988,260	472,960,069	383,196,412
Net change in unrealized appreciation (depreciation)	(13,966,915)	(22,209,421)	(198,978,773)	817,253,158
Increase in net assets resulting from operations	38,839,306	52,858,078	282,690,202	1,214,375,127

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	(3,422,587)	(5,935,646)	—	(8,294,819)
Class I	(1,899,402)	(6,306,165)	—	(6,288,340)
Class S	(21,160,047)	(42,398,008)	—	(5,877,121)
Class S2	(212,894)	(356,370)	—	(143,973)
Net realized gains:
Class ADV	—	—	—	(22,854,256)
Class I	—	—	—	(10,974,999)
Class S	—	—	—	(12,235,590)
Class S2	—	—	—	(426,506)
Total distributions	(26,694,930)	(54,996,189)	—	(67,095,604)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	79,962,953	158,445,019	121,828,938	1,374,451,594
Reinvestment of distributions	26,559,311	54,981,841	—	67,095,604
	106,522,264	213,426,860	121,828,938	1,441,547,198
Cost of shares redeemed	(120,448,027)	(314,389,664)	(463,141,428)	(763,964,235)
Net increase (decrease) in net assets resulting from capital share transactions	(13,925,763)	(100,962,804)	(341,312,490)	677,582,963
Net increase (decrease) in net assets	(1,781,387)	(103,100,915)	(58,622,288)	1,824,862,486

NET ASSETS:
Beginning of year or period	901,823,535	1,004,924,450	5,450,123,543	3,625,261,057
End of year or period	$900,042,148	$901,823,535	$5,391,501,255	$5,450,123,543
Undistributed net investment income at end of year or period	$6,520,465	$8,249,344	$22,543,478	$13,834,572

See Accompanying Notes to Financial Statements

15

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	Voya Large Cap Value Portfolio		Voya Limited Maturity Bond Portfolio
	Six Months Ended June 30, 2014	Year Ended December 31, 2013	Six Months Ended June 30, 2014	Year Ended December 31, 2013
FROM OPERATIONS:
Net investment income	$11,049,347	$10,643,196	$1,354,485	$2,049,812
Net realized gain	87,928,790	59,973,201	527,621	1,058,346
Net change in unrealized appreciation (depreciation)	(27,055,284)	100,846,873	(176,452)	(1,112,634)
Increase in net assets resulting from operations	71,922,853	171,463,270	1,705,654	1,995,524

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	(109,738)	—	(282,831)
Class I	—	(7,719,742)	—	(1,263,916)
Class S	—	(2,940,094)	—	(1,116,353)
Class S2	—	(7)	—	—
Total distributions	—	(10,769,581)	—	(2,663,100)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	28,249,627	194,968,701	34,258,636	48,960,550
Proceeds from shares issued in merger (Note 11)	—	597,009,502	—	—
Reinvestment of distributions	—	10,769,574	—	2,663,100
	28,249,627	802,747,777	34,258,636	51,623,650
Cost of shares redeemed	(90,085,807)	(140,427,396)	(25,513,258)	(181,295,884)
Net increase (decrease) in net assets resulting from capital share transactions	(61,836,180)	662,320,381	8,745,378	(129,672,234)
Net increase (decrease) in net assets	10,086,673	823,014,070	10,451,032	(130,339,810)

NET ASSETS:
Beginning of year or period	1,179,857,931	356,843,861	268,495,609	398,835,419
End of year or period	$1,189,944,604	$1,179,857,931	$278,946,641	$268,495,609
Undistributed net investment income at end of year or period	$19,108,895	$8,059,548	$3,510,235	$2,155,750

See Accompanying Notes to Financial Statements

16

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	Voya Multi-Manager Large Cap Core Portfolio		Voya U.S. Stock Index Portfolio
	Six Months Ended June 30, 2014	Year Ended December 31, 2013	Six Months Ended June 30, 2014	Year Ended December 31, 2013
FROM OPERATIONS:
Net investment income	$2,107,524	$3,747,127	$40,849,009	$82,057,091
Net realized gain	8,426,551	30,904,846	31,904,521	487,044,150
Net change in unrealized appreciation	10,631,478	23,155,099	251,154,479	688,874,126
Increase in net assets resulting from operations	21,165,553	57,807,072	323,908,009	1,257,975,367

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	(5,490)	—	(1,444,069)
Class I	—	(2,830,955)	—	(77,795,436)
Class S	—	(365,125)	—	(645,570)
Class S2	—	—	—	(2,316,829)
Net realized gains:
Class ADV	—	—	—	(2,144,102)
Class I	—	—	—	(96,327,634)
Class S	—	—	—	(964,015)
Class S2	—	—	—	(3,099,037)
Total distributions	—	(3,201,570)	—	(184,736,692)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	20,318,547	413,629,874	557,489,763	896,811,944
Reinvestment of distributions	—	3,201,570	—	184,736,692
	20,318,547	416,831,444	557,489,763	1,081,548,636
Cost of shares redeemed	(87,568,267)	(174,198,554)	(458,879,299)	(1,925,599,021)
Net increase (decrease) in net assets resulting from capital share transactions	(67,249,720)	242,632,890	98,610,464	(844,050,385)
Net increase (decrease) in net assets	(46,084,167)	297,238,392	422,518,473	229,188,290

NET ASSETS:
Beginning of year or period	375,278,103	78,039,711	4,622,633,397	4,393,445,107
End of year or period	$329,193,936	$375,278,103	$5,045,151,870	$4,622,633,397
Undistributed net investment income at end of year or period	$2,828,394	$720,870	$54,690,446	$13,841,437

See Accompanying Notes to Financial Statements

17

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	VY BlackRock Large Cap Growth Portfolio		VY Clarion Real Estate Portfolio
	Six Months Ended June 30, 2014	Year Ended December 31, 2013	Six Months Ended June 30, 2014	Year Ended December 31, 2013
FROM OPERATIONS:
Net investment income	$1,105,990	$2,284,761	$4,451,007	$9,484,989
Net realized gain	29,038,745	35,798,097	23,142,977	96,937,175
Net change in unrealized appreciation (depreciation)	(6,610,627)	64,721,470	80,614,935	(91,251,825)
Increase in net assets resulting from operations	23,534,108	102,804,328	108,208,919	15,170,339

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	(103,504)	—	(786,614)
Class I	—	(2,379,145)	—	(1,827,483)
Class S	—	(1,829,740)	—	(6,191,597)
Class S2	—	(79,837)	—	(324,944)
Total distributions	—	(4,392,226)	—	(9,130,638)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	23,406,567	24,625,087	46,875,727	77,123,907
Reinvestment of distributions	—	4,392,226	—	9,130,638
	23,406,567	29,017,313	46,875,727	86,254,545
Cost of shares redeemed	(29,748,998)	(70,236,123)	(68,372,371)	(131,785,146)
Net decrease in net assets resulting from capital share transactions	(6,342,431)	(41,218,810)	(21,496,644)	(45,530,601)
Net increase (decrease) in net assets	17,191,677	57,193,292	86,712,275	(39,490,900)

NET ASSETS:
Beginning of year or period	393,555,189	336,361,897	625,070,452	664,561,352
End of year or period	$410,746,866	$393,555,189	$711,782,727	$625,070,452
Undistributed net investment income at end of year or period	$3,385,814	$2,279,824	$13,921,871	$9,470,864

See Accompanying Notes to Financial Statements

18

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	VY Franklin Income Portfolio		VY Franklin Mutual Shares Portfolio
	Six Months Ended June 30, 2014	Year Ended December 31, 2013	Six Months Ended June 30, 2014	Year Ended December 31, 2013
FROM OPERATIONS:
Net investment income	$22,090,709	$38,726,099	$11,059,193	$8,935,768
Net realized gain	13,899,943	3,171,064	13,854,245	34,454,826
Net change in unrealized appreciation	52,368,824	79,589,743	16,930,829	78,999,280
Increase in net assets resulting from operations	88,359,476	121,486,906	41,844,267	122,389,874

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	(2,028,896)	—	(76,219)
Class I	—	(15,880,708)	—	(3,778,742)
Class S	—	(26,975,174)	—	(2,199,144)
Class S2	—	(477,688)	—	—
Total distributions	—	(45,362,466)	—	(6,054,105)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	57,395,065	93,900,006	14,898,696	25,797,689
Reinvestment of distributions	—	45,362,466	—	6,054,105
	57,395,065	139,262,472	14,898,696	31,851,794
Cost of shares redeemed	(49,225,559)	(95,741,663)	(32,577,262)	(63,913,626)
Net increase (decrease) in net assets resulting from capital share transactions	8,169,506	43,520,809	(17,678,566)	(32,061,832)
Net increase in net assets	96,528,982	119,645,249	24,165,701	84,273,937

NET ASSETS:
Beginning of year or period	946,339,582	826,694,333	537,450,146	453,176,209
End of year or period	$1,042,868,564	$946,339,582	$561,615,847	$537,450,146
Undistributed net investment income at end of year or period	$60,748,829	$38,658,120	$21,482,229	$10,423,036

See Accompanying Notes to Financial Statements

19

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	VY JPMorgan Small Cap Core Equity Portfolio		VY Templeton Global Growth Portfolio
	Six Months Ended June 30, 2014	Year Ended December 31, 2013	Six Months Ended June 30, 2014	Year Ended December 31, 2013

FROM OPERATIONS:
Net investment income	$797,650	$2,779,536	$11,135,764	$7,947,913
Net realized gain	54,802,697	62,773,084	10,571,713	16,476,449
Net change in unrealized appreciation (depreciation)	(16,952,702)	132,008,619	9,456,225	130,624,368
Increase in net assets resulting from operations	38,647,645	197,561,239	31,163,702	155,048,730

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	(472,221)	—	(75)
Class I	—	(1,029,845)	—	(5,361,919)
Class S	—	(2,946,673)	—	(4,389,583)
Class S2	—	(284,630)	—	(81,664)
Net realized gains:
Class ADV	—	(1,579,350)	—	—
Class I	—	(2,618,169)	—	—
Class S	—	(9,389,979)	—	—
Class S2	—	(1,112,159)	—	—
Total distributions	—	(19,433,026)	—	(9,833,241)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	82,943,875	171,301,262	24,860,117	40,593,987
Reinvestment of distributions	—	19,433,026	—	9,833,241
	82,943,875	190,734,288	24,860,117	50,427,228
Cost of shares redeemed	(90,835,654)	(78,378,045)	(43,679,713)	(89,344,904)
Net increase (decrease) in net assets resulting from capital share transactions	(7,891,779)	112,356,243	(18,819,596)	(38,917,676)
Net increase in net assets	30,755,866	290,484,456	12,344,106	106,297,813

NET ASSETS:
Beginning of year or period	756,198,361	465,713,905	632,376,848	526,079,035
End of year or period	$786,954,227	$756,198,361	$644,720,954	$632,376,848
Undistributed net investment income at end of year or period	$3,569,774	$2,772,124	$18,992,456	$7,856,692

See Accompanying Notes to Financial Statements

20

Financial Highlights (Unaudited)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss)
		from investment																		Supplemental
		operations				Less distributions							Ratios to average net assets							data
											Net
											asset
				Net							value,			Expenses
	Net asset			realized							end		Expenses	net of fee						Net
	value,	Net		and			From	From			of		before	waivers		Expenses		Net		assets,
	beginning	investment		unrealized	Total from	From net	net	return		Payment	year	Total	reductions/	and/or		net of all		investment		end of	Portfolio
	of year	income		gain	investment	investment	realized	of	Total	by	or	Return	additions(2)	recoupments		reductions/		income		year or	turnover
	or period	(loss)		(loss)	operations	income	gains	capital	distributions	affiliate	period	(1)	(3)(4)	if any(2)(3)(4)		additions(2)(3)(4)		(loss)(2)(3)		period	rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)		(%)		(%)		($000’s)	(%)
Voya High Yield Portfolio
Class ADV
06-30-14	10.60	0.29	•	0.17	0.46	0.31	—	—	0.31	—	10.75	4.37	1.26	1.09		1.09		5.41		121,549	56
12-31-13	10.63	0.58	•	(0.04)	0.54	0.57	—	—	0.57	—	10.60	5.25	1.25	1.10		1.10		5.44		117,539	26
12-31-12	9.93	0.59		0.73	1.32	0.62	—	—	0.62	—	10.63	13.64	1.25	1.10		1.10		5.81		92,640	32
12-31-11	10.22	0.71	•	(0.31)	0.40	0.69	—	—	0.69	—	9.93	4.05	1.25	1.10		1.10		7.05		50,704	30
12-31-10	9.64	0.63	•	0.66	1.29	0.71	—	—	0.71	—	10.22	13.87	1.24	1.09		1.09		6.34		26,663	28
12-31-09	7.01	0.62		2.67	3.29	0.66	—	—	0.66	—	9.64	48.93	1.25	1.10		1.10		8.54		1,464	70
Class I
06-30-14	10.61	0.32	•	0.16	0.48	0.34	—	—	0.34	—	10.75	4.58	0.51	0.49		0.49		5.99		66,480	56
12-31-13	10.64	0.64	•	(0.03)	0.61	0.64	—	—	0.64	—	10.61	5.89	0.50	0.50		0.50		6.01		86,289	26
12-31-12	9.93	0.66	•	0.73	1.39	0.68	—	—	0.68	—	10.64	14.43	0.50	0.50		0.50		6.43		147,591	32
12-31-11	10.22	0.76	•	(0.29)	0.47	0.76	—	—	0.76	—	9.93	4.69	0.50	0.50		0.50		7.61		245,411	30
12-31-10	9.65	0.69		0.66	1.35	0.78	—	—	0.78	—	10.22	14.53	0.49	0.49		0.49		6.97		267,671	28
12-31-09	7.02	0.75	•	2.59	3.34	0.71	—	—	0.71	—	9.65	49.77	0.50	0.50		0.50		9.84		57,950	70
Class S
06-30-14	10.60	0.30	•	0.18	0.48	0.33	—	—	0.33	—	10.75	4.55	0.76	0.74		0.74		5.75		704,629	56
12-31-13	10.63	0.62		(0.04)	0.58	0.61	—	—	0.61	—	10.60	5.62	0.75	0.75		0.75		5.78		691,275	26
12-31-12	9.93	0.64	•	0.71	1.35	0.65	—	—	0.65	—	10.63	14.04	0.75	0.75		0.75		6.17		759,066	32
12-31-11	10.22	0.75	•	(0.31)	0.44	0.73	—	—	0.73	—	9.93	4.41	0.75	0.75		0.75		7.39		624,367	30
12-31-10	9.65	0.68		0.65	1.33	0.76	—	—	0.76	—	10.22	14.25	0.74	0.74		0.74		6.80		631,092	28
12-31-09	7.02	0.76		2.56	3.32	0.69	—	—	0.69	—	9.65	49.37	0.75	0.75		0.75		9.18		470,270	70
Class S2
06-30-14	10.62	0.30	•	0.16	0.46	0.32	—	—	0.32	—	10.76	4.38	1.01	0.89		0.89		5.61		7,384	56
12-31-13	10.65	0.60	•	(0.03)	0.57	0.60	—	—	0.60	—	10.62	5.47	1.00	0.90		0.90		5.63		6,722	26
12-31-12	9.94	0.60		0.75	1.35	0.64	—	—	0.64	—	10.65	13.97	1.00	0.90		0.90		5.98		5,628	32
12-31-11	10.22	0.72	•	(0.29)	0.43	0.71	—	—	0.71	—	9.94	4.32	1.00	0.90		0.90		7.29		2,294	30
12-31-10	9.66	0.65		0.62	1.27	0.71	—	—	0.71	—	10.22	13.65	0.99	0.89		0.89		6.50		10	28
12-31-09	7.02	0.74		2.59	3.33	0.69	—	—	0.69	—	9.66	49.57	1.00	0.90		0.90		9.01		1	70
Voya Large Cap Growth Portfolio
Class ADV
06-30-14	18.22	0.02		0.96	0.98	—	—	—	—	—	19.20	5.38	1.43	1.12		1.12		0.12		2,455,715	34
12-31-13	14.17	0.03		4.24	4.27	0.06	0.16	—	0.22	—	18.22	30.29	1.43	1.07		1.07		0.14		2,519,145	77
12-31-12	12.23	0.11	•	2.02	2.13	0.06	0.13	—	0.19	—	14.17	17.49	1.42	1.08		1.08		0.80		2,134,353	79
12-31-11	12.86	0.05	•	0.24	0.29	0.04	—	0.88	0.92	—	12.23	1.88	1.44	1.20		1.20		0.37		70,714	77
12-31-10	11.34	0.04	•	1.53	1.57	0.05	—	—	0.05	—	12.86	13.91	1.37	1.20	†	1.20	†	0.32	†	8,618	134
12-31-09	8.01	0.02		3.31	3.33	—	—	—	—	—	11.34	41.57	1.36	1.20	†	1.20	†	0.17	†	1	19
Class I
06-30-14	19.10	0.06	•	1.01	1.07	—	—	—	—	—	20.17	5.60	0.68	0.60		0.60		0.63		1,495,171	34
12-31-13	14.80	0.09		4.46	4.55	0.09	0.16	—	0.25	—	19.10	30.95	0.68	0.60		0.60		0.61		1,469,089	77
12-31-12	12.72	0.16	•	2.13	2.29	0.08	0.13	—	0.21	—	14.80	18.10	0.67	0.60		0.60		1.09		969,313	79
12-31-11	13.27	0.12	•	0.25	0.37	0.04	—	0.88	0.92	—	12.72	2.48	0.69	0.60		0.60		0.92		629,091	77
12-31-10	11.63	0.09		1.60	1.69	0.05	—	—	0.05	—	13.27	14.59	0.62	0.60	†	0.60	†	0.69	†	299,170	134
12-31-09	8.19	0.07	•	3.42	3.49	0.05	—	—	0.05	—	11.63	42.73	0.61	0.60	†	0.60	†	0.68	†	282,862	19
Class S
06-30-14	18.82	0.04	•	1.00	1.04	—	—	—	—	—	19.86	5.53	0.93	0.85		0.85		0.38		1,383,902	34
12-31-13	14.61	0.06	•	4.39	4.45	0.08	0.16	—	0.24	—	18.82	30.62	0.93	0.85		0.85		0.34		1,408,087	77
12-31-12	12.57	0.09		2.14	2.23	0.06	0.13	—	0.19	—	14.61	17.81	0.92	0.85		0.85		0.80		486,212	79
12-31-11	13.14	0.09	•	0.25	0.34	0.03	—	0.88	0.91	—	12.57	2.24	0.94	0.85		0.85		0.68		338,683	77
12-31-10	11.54	0.04		1.60	1.64	0.04	—	—	0.04	—	13.14	14.25	0.87	0.85	†	0.85	†	0.45	†	131,155	134
12-31-09	8.14	0.04	•	3.40	3.44	0.04	—	—	0.04	—	11.54	42.45	0.86	0.85	†	0.85	†	0.41	†	95,580	19

See Accompanying Notes to Financial Statements

21

Financial Highlights (Unaudited) (continued)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss)
		from investment																			Supplemental
		operations				Less distributions								Ratios to average net assets							data
												Net
												asset
				Net								value,			Expenses
	Net asset			realized								end		Expenses	net of fee						Net
	value,	Net		and				From	From			of		before	waivers		Expenses		Net		assets,
	beginning	investment		unrealized	Total from	From net		net	return		Payment	year	Total	reductions/	and/or		net of all		investment		end of	Portfolio
	of year	income		gain	investment	investment		realized	of	Total	by	or	Return	additions(2)	recoupments		reductions/		income		year or	turnover
	or period	(loss)		(loss)	operations	income		gains	capital	distributions	affiliate	period	(1)	(3)(4)	if any(2)(3)(4)		additions(2)(3)(4)		(loss)(2)(3)		period	rate
Year or period ended	($)	($)		($)	($)	($)		($)	($)	($)	($)	($)	(%)	(%)	(%)		(%)		(%)		($000’s)	(%)
Voya Large Cap Growth Portfolio (continued)
Class S2
06-30-14	18.72	0.02	•	1.00	1.02	—		—	—	—	—	19.74	5.45	1.18	1.00		1.00		0.23		56,713	34
12-31-13	14.54	0.02		4.37	4.39	0.05		0.16	—	0.21	—	18.72	30.39	1.18	1.00		1.00		0.21		53,802	77
12-31-12	12.53	0.10	•	2.10	2.20	0.06		0.13	—	0.19	—	14.54	17.69	1.17	1.00		1.00		0.71		35,383	79
12-31-11	13.13	0.07	•	0.24	0.31	0.03		—	0.88	0.91	—	12.53	2.06	1.19	1.00		1.00		0.58		13,055	77
12-31-10	11.51	0.04	•	1.58	1.62	—		—	—	—	—	13.13	14.11	1.12	1.00	†	1.00	†	0.30	†	988	134
12-31-09	8.10	0.03	•	3.38	3.41	0.00	*	—	—	—	—	11.51	42.11	1.11	1.00	†	1.00	†	0.37	†	879	19
Voya Large Cap Value Portfolio
Class ADV
06-30-14	11.67	0.09	•	0.62	0.71	—		—	—	—	—	12.38	6.08	1.50	1.24		1.24		1.46		13,725	81
12-31-13	9.13	0.13	•	2.60	2.73	0.19		—	—	0.19	—	11.67	30.12	1.51	1.26		1.26		1.17		12,730	104
12-31-12	8.19	0.15	•	0.98	1.13	0.19		—	—	0.19	—	9.13	14.00	1.55	1.29		1.29		1.74		3,629	96
12-31-11	8.05	0.19	•	0.03	0.22	0.08		—	—	0.08	—	8.19	2.76	1.55	1.29		1.29		2.41		2,424	92
12-31-10	6.92	0.12		1.17	1.29	0.16		—	—	0.16	—	8.05	18.96	1.54	1.29	†	1.29	†	1.61	†	1	19
12-31-09	6.18	0.14		0.60	0.74	—		—	—	—	—	6.92	11.97	1.58	1.29	†	1.28	†	2.37	†	1	34
Class I
06-30-14	11.80	0.12	•	0.64	0.76	—		—	—	—	—	12.56	6.44	0.75	0.64		0.64		2.05		578,364	81
12-31-13	9.23	0.19	•	2.64	2.83	0.26		—	—	0.26	—	11.80	30.86	0.76	0.66		0.66		1.78		558,826	104
12-31-12	8.26	0.21	•	0.99	1.20	0.23		—	—	0.23	—	9.23	14.71	0.80	0.69		0.69		2.35		273,167	96
12-31-11	8.06	0.24	•	0.04	0.28	0.08		—	—	0.08	—	8.26	3.51	0.80	0.69		0.69		2.94		248,161	92
12-31-10	6.94	0.18		1.14	1.32	0.20		—	—	0.20	—	8.06	19.37	0.79	0.69	†	0.69	†	2.32	†	142,983	19
12-31-09	6.16	0.19		0.59	0.78	—		—	—	—	—	6.94	12.66	0.83	0.69	†	0.68	†	2.98	†	129,369	34
Class S
06-30-14	11.70	0.10	•	0.63	0.73	—		—	—	—	—	12.43	6.24	1.00	0.89		0.89		1.79		597,543	81
12-31-13	9.14	0.17	•	2.61	2.78	0.22		—	—	0.22	—	11.70	30.66	1.01	0.91		0.91		1.53		608,298	104
12-31-12	8.19	0.19	•	0.97	1.16	0.21		—	—	0.21	—	9.14	14.35	1.05	0.94		0.94		2.12		80,048	96
12-31-11	8.01	0.22	•	0.04	0.26	0.08		—	—	0.08	—	8.19	3.28	1.05	0.94		0.94		2.74		66,983	92
12-31-10	6.90	0.15	•	1.15	1.30	0.19		—	—	0.19	—	8.01	19.22	1.04	0.94	†	0.94	†	2.07	†	3	19
12-31-09	6.14	0.15	•	0.61	0.76	—		—	—	—	—	6.90	12.38	1.08	0.94	†	0.93	†	2.45	†	3	34
Class S2
06-30-14	11.69	0.12	•	0.61	0.73	—		—	—	—	—	12.42	6.24	1.25	1.04		1.04		1.98		313	81
09-09-13(5)–12-31-13	10.74	0.05	•	0.92	0.97	0.02		—	—	0.02	—	11.69	9.06	1.26	1.06		1.06		1.33		3	104
Voya Limited Maturity Bond Portfolio
Class ADV
06-30-14	9.88	0.03	•	0.01	0.04	—		—	—	—	—	9.92	0.40	1.03	0.88		0.88		0.57		38,080	202
12-31-13	9.92	0.03		0.01	0.04	0.08		—	—	0.08	—	9.88	0.36	1.03	0.88		0.88		0.35		40,656	527
12-31-12	9.88	0.03	•	0.09	0.12	0.08		—	—	0.08	—	9.92	1.19	1.03	0.88		0.88		0.35		35,265	644
12-31-11	10.15	0.11	•	(0.03)	0.08	0.35		—	—	0.35	—	9.88	0.79	1.03	0.88		0.88		1.07		24,671	370
12-31-10	10.27	0.14	•	0.16	0.30	0.42		—	—	0.42	—	10.15	2.97	1.02	0.87	†	0.87	†	1.36	†	9,294	434
12-31-09	10.19	0.31		0.34	0.65	0.48		0.09	—	0.57	—	10.27	6.48	1.02	0.87	†	0.87	†	2.92	†	1	460
Class I
06-30-14	10.14	0.06	•	0.01	0.07	—		—	—	—	—	10.21	0.69	0.28	0.28		0.28		1.17		130,103	202
12-31-13	10.17	0.10	•	(0.01)	0.09	0.12		—	—	0.12	—	10.14	0.90	0.28	0.28		0.28		0.94		110,389	527
12-31-12	10.10	0.09	•	0.09	0.18	0.11		—	—	0.11	—	10.17	1.81	0.28	0.28		0.28		0.90		229,471	644
12-31-11	10.32	0.18	•	(0.04)	0.14	0.36		—	—	0.36	—	10.10	1.35	0.28	0.28		0.28		1.73		32,131	370
12-31-10	10.38	0.29	•	0.07	0.36	0.42		—	—	0.42	—	10.32	3.52	0.27	0.27	†	0.27	†	2.77	†	60,020	434
12-31-09	10.28	0.37	•	0.38	0.75	0.56		0.09	—	0.65	—	10.38	7.41	0.27	0.27	†	0.27	†	3.52	†	113,672	460

See Accompanying Notes to Financial Statements

22

Financial Highlights (Unaudited) (continued)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss)
		from investment																		Supplemental
		operations				Less distributions							Ratios to average net assets							data
											Net
											asset
				Net							value,			Expenses
	Net asset			realized							end		Expenses	net of fee						Net
	value,	Net		and			From	From			of		before	waivers		Expenses		Net		assets,
	beginning	investment		unrealized	Total from	From net	net	return		Payment	year	Total	reductions/	and/or		net of all		investment		end of	Portfolio
	of year	income		gain	investment	investment	realized	of	Total	by	or	Return	additions(2)	recoupments		reductions/		income		year or	turnover
	or period	(loss)		(loss)	operations	income	gains	capital	distributions	affiliate	period	(1)	(3)(4)	if any(2)(3)(4)		additions(2)(3)(4)		(loss)(2)(3)		period	rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)		(%)		(%)		($000’s)	(%)
Voya Limited Maturity Bond Portfolio (continued)
Class S
06-30-14	10.19	0.05	•	0.01	0.06	—	—	—	—	—	10.25	0.59	0.53	0.53		0.53		0.92		110,763	202
12-31-13	10.21	0.08		(0.01)	0.07	0.09	—	—	0.09	—	10.19	0.71	0.53	0.53		0.53		0.69		117,451	527
12-31-12	10.14	0.07	•	0.08	0.15	0.08	—	—	0.08	—	10.21	1.50	0.53	0.53		0.53		0.71		134,099	644
12-31-11	10.35	0.15	•	(0.03)	0.12	0.33	—	—	0.33	—	10.14	1.16	0.53	0.53		0.53		1.45		155,919	370
12-31-10	10.42	0.24	•	0.08	0.32	0.39	—	—	0.39	—	10.35	3.13	0.52	0.52	†	0.52	†	2.32	†	179,330	434
12-31-09	10.31	0.34	•	0.38	0.72	0.52	0.09	—	0.61	—	10.42	7.16	0.52	0.52	†	0.52	†	3.30	†	196,325	460
Voya Multi-Manager Large Cap Core Portfolio
Class ADV
06-30-14	14.72	0.05	•	0.94	0.99	—	—	—	—	—	15.71	6.73	1.48	1.32		1.31		0.74		1,481	19
12-31-13	11.38	0.09		3.30	3.39	0.05	—	—	0.05	—	14.72	29.80	1.50	1.33		1.33		0.67		1,541	105
12-31-12	10.46	0.10		0.94	1.04	0.12	—	—	0.12	—	11.38	9.93	1.48	1.33		1.32		0.95		1,268	43
12-31-11	11.12	0.10	•	(0.64)	(0.54)	0.12	—	—	0.12	—	10.46	(4.88)	1.48	1.33		1.33		0.92		1,003	12
12-31-10	9.74	0.08	•	1.42	1.50	0.12	—	—	0.12	—	11.12	15.41	1.48	1.33	†	1.33	†	0.74	†	611	19
12-31-09	7.93	0.11	•	1.77	1.88	0.07	—	—	0.07	—	9.74	23.74	1.48	1.31	†	1.30	†	1.32	†	1	19
Class I
06-30-14	14.79	0.10	•	0.93	1.03	—	—	—	—	—	15.82	6.96	0.73	0.72		0.71		1.32		272,125	19
12-31-13	11.42	0.17	•	3.33	3.50	0.13	—	—	0.13	—	14.79	30.66	0.75	0.73		0.73		1.28		316,869	105
12-31-12	10.50	0.17	•	0.93	1.10	0.18	—	—	0.18	—	11.42	10.50	0.73	0.73		0.72		1.54		29,086	43
12-31-11	11.16	0.18		(0.66)	(0.48)	0.18	—	—	0.18	—	10.50	(4.29)	0.73	0.73		0.73		1.49		29,839	12
12-31-10	9.73	0.13		1.43	1.56	0.13	—	—	0.13	—	11.16	16.13	0.73	0.73	†	0.73	†	1.37	†	34,623	19
12-31-09	7.92	0.15		1.79	1.94	0.13	—	—	0.13	—	9.73	24.45	0.73	0.71	†	0.70	†	1.79	†	28,964	19
Class S
06-30-14	14.81	0.08	•	0.94	1.02	—	—	—	—	—	15.83	6.89	0.98	0.97		0.96		1.08		55,588	19
12-31-13	11.44	0.14	•	3.32	3.46	0.09	—	—	0.09	—	14.81	30.29	1.00	0.98		0.98		1.02		56,868	105
12-31-12	10.51	0.14	•	0.94	1.08	0.15	—	—	0.15	—	11.44	10.29	0.98	0.98		0.97		1.29		47,686	43
12-31-11	11.17	0.15		(0.66)	(0.51)	0.15	—	—	0.15	—	10.51	(4.56)	0.98	0.98		0.98		1.23		50,748	12
12-31-10	9.74	0.11		1.43	1.54	0.11	—	—	0.11	—	11.17	15.85	0.98	0.98	†	0.98	†	1.12	†	61,972	19
12-31-09	7.93	0.13	•	1.79	1.92	0.11	—	—	0.11	—	9.74	24.15	0.98	0.96	†	0.95	†	1.54	†	55,060	19
Voya U.S. Stock Index Portfolio
Class ADV
06-30-14	14.26	0.09	•	0.86	0.95	—	—	—	—	—	15.21	6.66	1.01	0.79		0.79		1.25		118,880	1
12-31-13	11.27	0.16		3.34	3.50	0.20	0.31	—	0.51	—	14.26	31.40	1.02	0.80		0.80		1.32		105,584	9
12-31-12	10.23	0.18	•	1.34	1.52	0.17	0.31	—	0.48	—	11.27	15.15	1.02	0.80		0.80		1.59		67,287	7
12-31-11	10.76	0.14	•	0.02	0.16	0.18	0.51	—	0.69	—	10.23	1.30	1.01	0.79		0.79		1.37		27,415	21
12-31-10	9.56	0.13	•	1.21	1.34	0.14	—	—	0.14	—	10.76	14.06	1.01	0.79	†	0.79	†	1.29	†	10,554	24
05-28-09(5)–12-31-09	7.75	0.12	•	1.74	1.86	0.05	—	—	0.05	—	9.56	23.99	1.01	0.79	†	0.79	†	2.20	†	155	12
Class I
06-30-14	14.57	0.13	•	0.88	1.01	—	—	—	—	—	15.58	6.93	0.26	0.26		0.26		1.77		4,693,819	1
12-31-13	11.50	0.24	•	3.40	3.64	0.26	0.31	—	0.57	—	14.57	32.04	0.27	0.27		0.27		1.85		4,322,478	9
12-31-12	10.41	0.23	•	1.39	1.62	0.22	0.31	—	0.53	—	11.50	15.79	0.27	0.27		0.27		2.05		4,207,241	7
12-31-11	10.92	0.19		0.02	0.21	0.21	0.51	—	0.72	—	10.41	1.81	0.26	0.26		0.26		1.84		3,855,696	21
12-31-10	9.66	0.18	•	1.24	1.42	0.16	—	—	0.16	—	10.92	14.74	0.26	0.26	†	0.26	†	1.79	†	3,645,772	24
12-31-09	7.70	0.18	•	1.84	2.02	0.06	—	—	0.06	—	9.66	26.22	0.26	0.26	†	0.26	†	1.99	†	3,475,342	12
Class S
06-30-14	14.49	0.11	•	0.89	1.00	—	—	—	—	—	15.49	6.90	0.51	0.50		0.50		1.54		61,849	1
12-31-13	11.44	0.20		3.39	3.59	0.23	0.31	—	0.54	—	14.49	31.75	0.52	0.51		0.51		1.61		37,259	9
12-31-12	10.36	0.20	•	1.38	1.58	0.19	0.31	—	0.50	—	11.44	15.48	0.52	0.51		0.51		1.80		25,865	7
12-31-11	10.87	0.16		0.03	0.19	0.19	0.51	—	0.70	—	10.36	1.58	0.51	0.50		0.50		1.61		27,133	21
12-31-10	9.62	0.15	•	1.23	1.38	0.13	—	—	0.13	—	10.87	14.42	0.51	0.50	†	0.50	†	1.54	†	24,781	24
12-31-09	7.67	0.15	•	1.84	1.99	0.04	—	—	0.04	—	9.62	25.97	0.51	0.51	†	0.51	†	1.82	†	26,732	12

See Accompanying Notes to Financial Statements

23

Financial Highlights (Unaudited) (continued)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss)
		from investment																				Supplemental
		operations				Less distributions									Ratios to average net assets							data
													Net
													asset
				Net									value,			Expenses
	Net asset			realized									end		Expenses	net of fee						Net
	value,	Net		and				From	From				of		before	waivers		Expenses		Net		assets,
	beginning	investment		unrealized	Total from	From net		net	return			Payment	year	Total	reductions/	and/or		net of all		investment		end of	Portfolio
	of year	income		gain	investment	investment		realized	of	Total		by	or	Return	additions(2)	recoupments		reductions/		income		year or	turnover
	or period	(loss)		(loss)	operations	income		gains	capital	distributions		affiliate	period	(1)	(3)(4)	if any(2)(3)(4)		additions(2)(3)(4)		(loss)(2)(3)		period	rate
Year or period ended	($)	($)		($)	($)	($)		($)	($)	($)		($)	($)	(%)	(%)	(%)		(%)		(%)		($000’s)	(%)
Voya U.S. Stock Index Portfolio (continued)
Class S2
06-30-14	14.38	0.10	•	0.88	0.98	—		—	—	—		—	15.36	6.82	0.76	0.66		0.66		1.37		170,604	1
12-31-13	11.37	0.19	•	3.35	3.54	0.22		0.31	—	0.53		—	14.38	31.46	0.77	0.67		0.67		1.46		157,313	9
12-31-12	10.31	0.19	•	1.36	1.55	0.18		0.31	—	0.49		—	11.37	15.29	0.77	0.67		0.67		1.69		93,052	7
12-31-11	10.83	0.16	•	0.01	0.17	0.18		0.51	—	0.69		—	10.31	1.43	0.76	0.66		0.66		1.47		55,893	21
12-31-10	9.59	0.14	•	1.23	1.37	0.13		—	—	0.13		—	10.83	14.26	0.76	0.66	†	0.66	†	1.40	†	31,885	24
12-31-09	7.65	0.14	•	1.83	1.97	0.03		—	—	0.03		—	9.59	25.79	0.76	0.66	†	0.66	†	1.69	†	25,311	12
VY BlackRock Large Cap Growth Portfolio
Class ADV
06-30-14	13.97	0.01		0.80	0.81	—		—	—	—		—	14.78	5.80	1.63	1.40		1.40		0.10		13,334	28
12-31-13	10.63	0.03		3.42	3.45	0.11		—	—	0.11		—	13.97	32.65	1.55	1.40		1.40		0.18		12,845	46
12-31-12	9.35	0.07		1.24	1.31	0.03		—	—	0.03		—	10.63	14.03	1.56	1.41		1.41		0.82		10,386	120
12-31-11	9.55	0.00	*	(0.18)	(0.18)	0.02		—	—	0.02		—	9.35	(1.87)	1.56	1.41		1.41		0.17		7,643	156
12-31-10	8.45	0.00	*	1.10	1.10	0.00	*	—	—	0.00	*	—	9.55	13.04	1.56	1.41	†	1.41	†	0.13	†	5,695	200
12-31-09	6.52	(0.00	)*	1.93	1.93	—		—	—	—		—	8.45	29.60	1.56	1.36	†	1.36	†	(0.05	)†	3,849	231
Class I
06-30-14	14.42	0.05	•	0.84	0.89	—		—	—	—		—	15.31	6.17	0.88	0.80		0.80		0.70		192,609	28
12-31-13	10.96	0.10	•	3.51	3.63	0.17		—	—	0.17		—	14.42	33.41	0.80	0.80		0.80		0.78		191,368	46
12-31-12	9.62	0.15	•	1.27	1.42	0.08		—	—	0.08		—	10.96	14.78	0.81	0.81		0.81		1.40		162,295	120
12-31-11	9.80	0.07		(0.19)	(0.12)	0.06		—	—	0.06		—	9.62	(1.30)	0.81	0.81		0.81		0.71		160,524	156
12-31-10	8.67	0.06		1.11	1.17	0.04		—	—	0.04		—	9.80	13.60	0.81	0.81	†	0.81	†	0.68	†	172,451	200
12-31-09	6.68	0.04		1.99	2.03	0.04		—	—	0.04		—	8.67	30.58	0.81	0.76	†	0.76	†	0.55	†	167,466	231
Class S
06-30-14	14.34	0.03	•	0.84	0.87	—		—	—	—		—	15.21	6.07	1.13	1.04		1.04		0.47		195,634	28
12-31-13	10.90	0.07	•	3.51	3.58	0.14		—	—	0.14		—	14.34	33.10	1.05	1.04		1.04		0.54		179,255	46
12-31-12	9.57	0.12	•	1.26	1.38	0.05		—	—	0.05		—	10.90	14.47	1.06	1.04		1.04		1.16		156,893	120
12-31-11	9.76	0.04		(0.19)	(0.15)	0.04		—	—	0.04		—	9.57	(1.58)	1.06	1.04		1.04		0.48		150,372	156
12-31-10	8.63	0.04		1.11	1.15	0.02		—	—	0.02		—	9.76	13.42	1.06	1.04	†	1.04	†	0.44	†	146,392	200
12-31-09	6.65	0.02		1.98	2.00	0.02		—	—	0.02		—	8.63	30.20	1.06	1.01	†	1.01	†	0.31	†	143,730	231
Class S2
06-30-14	14.14	0.03		0.81	0.84	—		—	—	—		—	14.98	5.94	1.38	1.20		1.20		0.30		9,170	28
12-31-13	10.75	0.04		3.48	3.52	0.13		—	—	0.13		—	14.14	32.93	1.30	1.20		1.20		0.39		10,087	46
12-31-12	9.45	0.11		1.23	1.34	0.04		—	—	0.04		—	10.75	14.21	1.31	1.21		1.21		1.01		6,788	120
12-31-11	9.64	0.03		(0.19)	(0.16)	0.03		—	—	0.03		—	9.45	(1.68)	1.31	1.21		1.21		0.35		5,987	156
12-31-10	8.53	0.02		1.10	1.12	0.01		—	—	0.01		—	9.64	13.21	1.31	1.21	†	1.21	†	0.32	†	5,459	200
12-31-09	6.56	0.01		1.96	1.97	—		—	—	—		—	8.53	30.03	1.31	1.16	†	1.16	†	0.16	†	3,957	231
VY Clarion Real Estate Portfolio
Class ADV
06-30-14	26.29	0.14	•	4.46	4.60	—		—	—	—		—	30.89	17.50	1.60	1.25		1.25		0.99		77,626	14
12-31-13	26.18	0.30	•	0.15	0.45	0.34		—	—	0.34		—	26.29	1.65	1.61	1.21		1.21		1.11		62,462	52
12-31-12	22.94	0.28	•	3.20	3.48	0.24		—	—	0.24		—	26.18	15.17	1.60	1.21		1.21		1.11		48,742	35
12-31-11	21.32	0.34	•	1.61	1.95	0.33		—	—	0.33		—	22.94	9.09	1.47	1.19		1.19		1.53		26,977	33
12-31-10	17.34	0.27	•	4.40	4.67	0.69		—	—	0.69		—	21.32	27.57	1.40	1.21	†	1.21	†	1.37	†	11,045	49
12-31-09	13.77	0.37	•	4.07	4.44	0.52		0.35	—	0.87		—	17.34	35.38	1.41	1.23	†	1.23	†	2.79	†	1,391	91
Class I
06-30-14	27.42	0.24	•	4.65	4.89	—		—	—	—		—	32.31	17.83	0.85	0.65		0.65		1.59		130,487	14
12-31-13	27.22	0.48	•	0.17	0.65	0.45		—	—	0.45		—	27.42	2.27	0.86	0.61		0.61		1.67		116,778	52
12-31-12	23.77	0.45	•	3.32	3.77	0.32		—	—	0.32		—	27.22	15.85	0.85	0.61		0.61		1.70		114,961	35
12-31-11	21.97	0.47	•	1.68	2.15	0.35		—	—	0.35		—	23.77	9.76	0.72	0.59		0.59		2.02		69,269	33
12-31-10	17.78	0.35	•	4.56	4.91	0.72		—	—	0.72		—	21.97	28.28	0.65	0.61	†	0.61	†	1.75	†	56,759	49
12-31-09	14.13	0.46	•	4.17	4.63	0.63		0.35	—	0.98		—	17.78	36.29	0.66	0.63	†	0.63	†	3.59	†	44,956	91

See Accompanying Notes to Financial Statements

24

Financial Highlights (Unaudited) (continued)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss)
		from investment																		Supplemental
		operations				Less distributions							Ratios to average net assets							data
											Net
											asset
				Net							value,			Expenses
	Net asset			realized							end		Expenses	net of fee						Net
	value,	Net		and			From	From			of		before	waivers		Expenses		Net		assets,
	beginning	investment		unrealized	Total from	From net	net	return		Payment	year	Total	reductions/	and/or		net of all		investment		end of	Portfolio
	of year	income		gain	investment	investment	realized	of	Total	by	or	Return	additions(2)	recoupments		reductions/		income		year or	turnover
	or period	(loss)		(loss)	operations	income	gains	capital	distributions	affiliate	period	(1)	(3)(4)	if any(2)(3)(4)		additions(2)(3)(4)		(loss)(2)(3)		period	rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)		(%)		(%)		($000’s)	(%)
VY Clarion Real Estate Portfolio (continued)
Class S
06-30-14	27.35	0.20	•	4.63	4.83	—	—	—	—	—	32.18	17.66	1.10	0.90		0.90		1.32		475,190	14
12-31-13	27.14	0.39	•	0.19	0.58	0.37	—	—	0.37	—	27.35	2.06	1.11	0.86		0.86		1.38		420,035	52
12-31-12	23.71	0.36	•	3.33	3.69	0.26	—	—	0.26	—	27.14	15.54	1.10	0.86		0.86		1.39		474,299	35
12-31-11	21.92	0.40	•	1.69	2.09	0.30	—	—	0.30	—	23.71	9.50	0.97	0.84		0.84		1.74		449,964	33
12-31-10	17.75	0.29	•	4.57	4.86	0.69	—	—	0.69	—	21.92	27.98	0.90	0.86	†	0.86	†	1.48	†	457,721	49
12-31-09	14.08	0.46		4.13	4.59	0.57	0.35	—	0.92	—	17.75	35.89	0.91	0.88	†	0.88	†	3.14	†	395,965	91
Class S2
06-30-14	27.18	0.17	•	4.62	4.79	—	—	—	—	—	31.97	17.62	1.35	1.05		1.05		1.17		28,479	14
12-31-13	26.99	0.35	•	0.18	0.53	0.34	—	—	0.34	—	27.18	1.87	1.36	1.01		1.01		1.25		25,796	52
12-31-12	23.59	0.33	•	3.30	3.63	0.23	—	—	0.23	—	26.99	15.38	1.35	1.01		1.01		1.25		26,559	35
12-31-11	21.82	0.37	•	1.67	2.04	0.27	—	—	0.27	—	23.59	9.31	1.22	0.99		0.99		1.61		22,854	33
12-31-10	17.68	0.26	•	4.54	4.80	0.66	—	—	0.66	—	21.82	27.75	1.15	1.01	†	1.01	†	1.33	†	21,179	49
12-31-09	14.01	0.40	•	4.16	4.56	0.54	0.35	—	0.89	—	17.68	35.70	1.16	1.03	†	1.03	†	3.00	†	18,835	91
VY Franklin Income Portfolio
Class ADV
06-30-14	10.94	0.23	•	0.78	1.01	—	—	—	—	—	11.95	9.23	1.51	1.36		1.36		4.11		77,786	9
12-31-13	10.09	0.41	•	0.98	1.39	0.54	—	—	0.54	—	10.94	14.14	1.51	1.36		1.36		3.91		53,031	23
12-31-12	9.55	0.52	•	0.62	1.14	0.60	—	—	0.60	—	10.09	12.33	1.53	1.38		1.38		5.22		28,291	25
12-31-11	9.91	0.53	•	(0.31)	0.22	0.58	—	—	0.58	—	9.55	2.06	1.52	1.37		1.37		5.42		17,231	25
12-31-10	9.33	0.48	•	0.64	1.12	0.54	—	—	0.54	—	9.91	12.51	1.53	1.36	†	1.36	†	5.12	†	7,830	48
12-31-09	7.58	0.46	•	1.81	2.27	0.52	—	—	0.52	—	9.33	31.13	1.55	1.34		1.34		5.64		1	48
Class I
06-30-14	11.30	0.28	•	0.79	1.07	—	—	—	—	—	12.37	9.47	0.76	0.76		0.76		4.74		347,757	9
12-31-13	10.38	0.46		1.04	1.50	0.58	—	—	0.58	—	11.30	14.81	0.76	0.76		0.76		4.53		326,510	23
12-31-12	9.77	0.59	•	0.66	1.25	0.64	—	—	0.64	—	10.38	13.17	0.78	0.78		0.78		5.83		274,701	25
12-31-11	10.08	0.60	•	(0.32)	0.28	0.59	—	—	0.59	—	9.77	2.63	0.77	0.77		0.77		5.97		266,035	25
12-31-10	9.42	0.55	•	0.65	1.20	0.54	—	—	0.54	—	10.08	13.25	0.78	0.76	†	0.76	†	5.70	†	308,236	48
12-31-09	7.67	0.53	•	1.82	2.35	0.60	—	—	0.60	—	9.42	32.03	0.80	0.74		0.74		6.32		306,057	48
Class S
06-30-14	11.23	0.26	•	0.79	1.05	—	—	—	—	—	12.28	9.35	1.01	1.01		1.01		4.49		605,665	9
12-31-13	10.31	0.46	•	1.02	1.48	0.56	—	—	0.56	—	11.23	14.64	1.01	1.01		1.01		4.28		556,255	23
12-31-12	9.71	0.56	•	0.65	1.21	0.61	—	—	0.61	—	10.31	12.85	1.03	1.03		1.03		5.58		513,445	25
12-31-11	10.03	0.57	•	(0.32)	0.25	0.57	—	—	0.57	—	9.71	2.31	1.02	1.02		1.02		5.73		487,480	25
12-31-10	9.38	0.52	•	0.65	1.17	0.52	—	—	0.52	—	10.03	12.97	1.03	1.01	†	1.01	†	5.45	†	480,911	48
12-31-09	7.65	0.50	•	1.81	2.31	0.58	—	—	0.58	—	9.38	31.51	1.05	0.99		0.99		6.06		465,967	48
Class S2
06-30-14	11.20	0.25	•	0.79	1.04	—	—	—	—	—	12.24	9.29	1.26	1.16		1.16		4.35		11,660	9
12-31-13	10.29	0.45	•	1.00	1.45	0.54	—	—	0.54	—	11.20	14.40	1.26	1.16		1.16		4.14		10,543	23
12-31-12	9.69	0.52		0.68	1.20	0.60	—	—	0.60	—	10.29	12.73	1.28	1.18		1.18		5.42		10,258	25
12-31-11	10.01	0.54	•	(0.30)	0.24	0.56	—	—	0.56	—	9.69	2.20	1.27	1.17		1.17		5.58		8,994	25
12-31-10	9.36	0.49		0.66	1.15	0.50	—	—	0.50	—	10.01	12.80	1.28	1.16	†	1.16	†	5.30	†	8,986	48
12-31-09	7.63	0.45		1.84	2.29	0.56	—	—	0.56	—	9.36	31.27	1.30	1.14		1.14		5.90		7,860	48
VY Franklin Mutual Shares Portfolio
Class ADV
06-30-14	10.69	0.19	•	0.63	0.82	—	—	—	—	—	11.51	7.67	1.53	1.37		1.37		3.59		11,226	12
12-31-13	8.47	0.13	•	2.18	2.31	0.09	—	—	0.09	—	10.69	27.31	1.53	1.38		1.38		1.29		10,045	25
12-31-12	7.58	0.11		0.89	1.00	0.11	—	—	0.11	—	8.47	13.29	1.54	1.39		1.39		1.28		6,922	26
12-31-11	7.95	0.12	•	(0.20)	(0.08)	0.29	—	—	0.29	—	7.58	(1.20)	1.53	1.38		1.38		1.55		6,443	32
12-31-10	7.20	0.18	•	0.62	0.80	0.05	—	—	0.05	—	7.95	11.15	1.53	1.38		1.38		2.46		3,717	34
12-31-09	5.73	0.06		1.42	1.48	0.01	—	—	0.01	—	7.20	25.82	1.54	1.39		1.39		1.07		1	57

See Accompanying Notes to Financial Statements

25

Financial Highlights (Unaudited) (continued)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss)
		from investment																				Supplemental
		operations				Less distributions									Ratios to average net assets							data
													Net
													asset
				Net									value,			Expenses
	Net asset			realized									end		Expenses	net of fee						Net
	value,	Net		and				From	From				of		before	waivers		Expenses		Net		assets,
	beginning	investment		unrealized	Total from	From net		net	return			Payment	year	Total	reductions/	and/or		net of all		investment		end of	Portfolio
	of year	income		gain	investment	investment		realized	of	Total		by	or	Return	additions(2)	recoupments		reductions/		income		year or	turnover
	or period	(loss)		(loss)	operations	income		gains	capital	distributions		affiliate	period	(1)	(3)(4)	if any(2)(3)(4)		additions(2)(3)(4)		(loss)(2)(3)		period	rate
Year or period ended	($)	($)		($)	($)	($)		($)	($)	($)		($)	($)	(%)	(%)	(%)		(%)		(%)		($000’s)	(%)
VY Franklin Mutual Shares Portfolio (continued)
Class I
06-30-14	10.93	0.23	•	0.64	0.87	—		—	—	—		—	11.80	7.96	0.78	0.77		0.77		4.23		332,675	12
12-31-13	8.65	0.19	•	2.22	2.41	0.13		—	—	0.13		—	10.93	28.01	0.78	0.78		0.78		1.89		316,256	25
12-31-12	7.72	0.15	•	0.93	1.08	0.15		—	—	0.15		—	8.65	14.14	0.79	0.79		0.79		1.87		261,909	26
12-31-11	8.06	0.17	•	(0.21)	(0.04)	0.30		—	—	0.30		—	7.72	(0.68)	0.78	0.78		0.78		2.16		256,398	32
12-31-10	7.25	0.23	•	0.63	0.86	0.05		—	—	0.05		—	8.06	11.91	0.78	0.78		0.78		3.08		292,796	34
12-31-09	5.73	0.12		1.41	1.53	0.01		—	—	0.01		—	7.25	26.70	0.79	0.79		0.79		1.88		290,087	57
Class S
06-30-14	10.90	0.22	•	0.64	0.86	—		—	—	—		—	11.76	7.89	1.03	1.02		1.02		3.98		217,715	12
12-31-13	8.63	0.16	•	2.22	2.38	0.11		—	—	0.11		—	10.90	27.67	1.03	1.03		1.03		1.64		211,149	25
12-31-12	7.70	0.13	•	0.93	1.06	0.13		—	—	0.13		—	8.63	13.86	1.04	1.04		1.04		1.62		184,345	26
12-31-11	8.04	0.15	•	(0.21)	(0.06)	0.28		—	—	0.28		—	7.70	(0.93)	1.03	1.03		1.03		1.91		185,698	32
12-31-10	7.24	0.21	•	0.62	0.83	0.03		—	—	0.03		—	8.04	11.54	1.03	1.03		1.03		2.84		209,719	34
12-31-09	5.73	0.10		1.42	1.52	0.01		—	—	0.01		—	7.24	26.52	1.04	1.04		1.04		1.63		196,104	57
VY JPMorgan Small Cap Core Equity Portfolio
Class ADV
06-30-14	20.05	(0.02)		1.01	0.99	—		—	—	—		—	21.04	4.94	1.60	1.45		1.45		(0.13)		97,984	25
12-31-13	14.94	0.02	•	5.66	5.68	0.13		0.44	—	0.57		—	20.05	38.52	1.61	1.46		1.46		0.13		85,366	41
12-31-12	12.65	0.13	•	2.18	2.31	0.02		—	—	0.02		—	14.94	18.24	1.63	1.48		1.48		0.91		36,780	39
12-31-11	12.90	0.00	*•	(0.20)	(0.20)	0.05		—	—	0.05		—	12.65	(1.60)	1.63	1.48		1.48		0.01		15,311	42
12-31-10	10.24	0.03	•	2.65	2.68	0.02		—	—	0.02		—	12.90	26.27	1.63	1.48	†	1.48	†	0.29	†	7,587	42
12-31-09	8.29	(0.00	)*	2.17	2.17	0.01		0.21	—	0.22		—	10.24	26.74	1.64	1.48	†	1.48	†	0.07	†	2,523	46
Class I
06-30-14	20.81	0.05	•	1.05	1.10	—		—	—	—		—	21.91	5.29	0.85	0.85		0.85		0.47		152,816	25
12-31-13	15.43	0.12		5.87	5.99	0.17		0.44	—	0.61		—	20.81	39.36	0.86	0.86		0.86		0.70		136,611	41
12-31-12	13.02	0.19	•	2.28	2.47	0.06		—	—	0.06		—	15.43	18.98	0.88	0.88		0.88		1.33		90,638	39
12-31-11	13.23	0.08		(0.22)	(0.14)	0.07		—	—	0.07		—	13.02	(1.07)	0.88	0.88		0.88		0.51		74,782	42
12-31-10	10.46	0.08		2.74	2.82	0.05		—	—	0.05		—	13.23	27.07	0.88	0.88	†	0.88	†	0.68	†	87,387	42
12-31-09	8.46	0.05	•	2.23	2.28	0.07		0.21	—	0.28		—	10.46	27.59	0.89	0.88	†	0.88	†	0.59	†	75,550	46
Class S
06-30-14	20.62	0.02	•	1.04	1.06	—		—	—	—		—	21.68	5.14	1.10	1.10		1.10		0.21		486,113	25
12-31-13	15.31	0.06		5.83	5.89	0.14		0.44	—	0.58		—	20.62	38.95	1.11	1.11		1.11		0.46		482,759	41
12-31-12	12.92	0.15	•	2.26	2.41	0.02		—	—	0.02		—	15.31	18.70	1.13	1.13		1.13		1.02		298,434	39
12-31-11	13.14	0.04		(0.21)	(0.17)	0.05		—	—	0.05		—	12.92	(1.34)	1.13	1.13		1.13		0.27		273,159	42
12-31-10	10.40	0.04		2.73	2.77	0.03		—	—	0.03		—	13.14	26.72	1.13	1.13	†	1.13	†	0.50	†	291,400	42
12-31-09	8.40	0.04		2.21	2.25	0.04		0.21	—	0.25		—	10.40	27.34	1.14	1.13	†	1.13	†	0.41	†	173,314	46
Class S2
06-30-14	20.45	0.01		1.03	1.04	—		—	—	—		—	21.49	5.09	1.35	1.25		1.25		0.06		50,041	25
12-31-13	15.19	0.05	•	5.76	5.81	0.11		0.44	—	0.55		—	20.45	38.73	1.36	1.26		1.26		0.29		51,463	41
12-31-12	12.82	0.13	•	2.24	2.37	0.00	*	—	—	0.00	*	—	15.19	18.50	1.38	1.28		1.28		0.90		39,862	39
12-31-11	13.03	0.02		(0.20)	(0.18)	0.03		—	—	0.03		—	12.82	(1.43)	1.38	1.28		1.28		0.12		35,316	42
12-31-10	10.31	0.04		2.69	2.73	0.01		—	—	0.01		—	13.03	26.53	1.38	1.28	†	1.28	†	0.28	†	38,636	42
12-31-09	8.33	0.03		2.18	2.21	0.02		0.21	—	0.23		—	10.31	27.06	1.39	1.28	†	1.28	†	0.25	†	34,234	46
VY Templeton Global Growth Portfolio
Class ADV
06-30-14	15.70	0.25	•	0.51	0.76	—		—	—	—		—	16.46	4.84	1.63	1.48		1.48		3.10		7	11
12-31-13	12.23	0.12		3.54	3.66	0.19		—	—	0.19		—	15.70	30.13	1.64	1.49		1.49		0.89		6	12
12-31-12	10.32	0.17	•	1.97	2.14	0.23		—	—	0.23		—	12.23	21.16	1.66	1.51		1.51		1.53		5	14
12-31-11	11.12	0.17		(0.84)	(0.67)	0.13		—	—	0.13		—	10.32	(6.25)	1.65	1.50		1.49		1.57		1	22
12-31-10	10.52	0.12		0.61	0.73	0.13		—	—	0.13		—	11.12	7.14	1.65	1.50		1.49		1.16		1	7
12-31-09	8.11	0.11	•	2.44	2.55	0.14		—	—	0.14		—	10.52	31.87	1.66	1.51		1.51		1.22		1	10

See Accompanying Notes to Financial Statements

26

Financial Highlights (Unaudited) (continued)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss)
		from investment															Supplemental
		operations				Less distributions							Ratios to average net assets				data
											Net
											asset
				Net							value,			Expenses
	Net asset			realized							end		Expenses	net of fee			Net
	value,	Net		and			From	From			of		before	waivers	Expenses	Net	assets,
	beginning	investment		unrealized	Total from	From net	net	return		Payment	year	Total	reductions/	and/or	net of all	investment	end of	Portfolio
	of year	income		gain	investment	investment	realized	of	Total	by	or	Return	additions(2)	recoupments	reductions/	income	year or	turnover
	or period	(loss)		(loss)	operations	income	gains	capital	distributions	affiliate	period	(1)	(3)(4)	if any(2)(3)(4)	additions(2)(3)(4)	(loss)(2)(3)	period	rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
VY Templeton Global Growth Portfolio (continued)
Class I
06-30-14	16.02	0.30	•	0.53	0.83	—	—	—	—	—	16.85	5.18	0.88	0.88	0.88	3.69	330,570	11
12-31-13	12.46	0.21	•	3.61	3.82	0.26	—	—	0.26	—	16.02	30.96	0.89	0.89	0.89	1.50	319,415	12
12-31-12	10.45	0.22	•	2.04	2.26	0.25	—	—	0.25	—	12.46	22.01	0.91	0.91	0.91	1.97	265,785	14
12-31-11	11.25	0.26		(0.86)	(0.60)	0.20	—	—	0.20	—	10.45	(5.49)	0.90	0.90	0.89	2.19	257,173	22
12-31-10	10.61	0.18		0.65	0.83	0.19	—	—	0.19	—	11.25	8.04	0.90	0.90	0.89	1.68	292,127	7
12-31-09	8.21	0.17	•	2.47	2.64	0.24	—	—	0.24	—	10.61	32.73	0.91	0.91	0.91	1.93	289,255	10
Class S
06-30-14	16.08	0.28	•	0.53	0.81	—	—	—	—	—	16.89	5.04	1.13	1.13	1.13	3.43	308,059	11
12-31-13	12.51	0.18	•	3.62	3.80	0.23	—	—	0.23	—	16.08	30.62	1.14	1.14	1.14	1.25	307,054	12
12-31-12	10.48	0.20	•	2.04	2.24	0.21	—	—	0.21	—	12.51	21.76	1.16	1.16	1.16	1.72	255,663	14
12-31-11	11.28	0.22	•	(0.84)	(0.62)	0.18	—	—	0.18	—	10.48	(5.71)	1.15	1.15	1.14	1.96	239,463	22
12-31-10	10.64	0.15	•	0.65	0.80	0.16	—	—	0.16	—	11.28	7.75	1.15	1.15	1.14	1.43	298,922	7
12-31-09	8.23	0.15	•	2.46	2.61	0.20	—	—	0.20	—	10.64	32.30	1.16	1.16	1.16	1.64	311,920	10
Class S2
06-30-14	15.97	0.27	•	0.51	0.78	—	—	—	—	—	16.75	4.88	1.38	1.28	1.28	3.31	6,085	11
12-31-13	12.43	0.16	•	3.59	3.75	0.21	—	—	0.21	—	15.97	30.46	1.39	1.29	1.29	1.10	5,901	12
12-31-12	10.42	0.18	•	2.03	2.21	0.20	—	—	0.20	—	12.43	21.53	1.41	1.31	1.31	1.57	4,626	14
12-31-11	11.21	0.20	•	(0.83)	(0.63)	0.16	—	—	0.16	—	10.42	(5.78)	1.40	1.30	1.29	1.82	3,900	22
12-31-10	10.58	0.14		0.64	0.78	0.15	—	—	0.15	—	11.21	7.56	1.40	1.30	1.29	1.28	4,733	7
12-31-09	8.18	0.13	•	2.45	2.58	0.18	—	—	0.18	—	10.58	32.08	1.41	1.31	1.31	1.50	4,692	10

(1)	Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(2)	Annualized for periods less than one year.

(3)	Ratios reflect operating expenses of a Portfolio. Expenses before reductions/additions do not reflect amounts reimbursed by an Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Portfolio during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by an Investment Adviser and/or Distributor but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Portfolio. Net investment income (loss) is net of all such additions or reductions.

(4)	Ratios do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.

(5)	Commencement of operations.

•	Calculated using average number of shares outstanding throughout the period.

*	Amount is less than $0.005 or 0.005% or more than $(0.005) or (0.005)%.

†	Impact of waiving the advisory fee for the ING Institutional Prime Money Market Fund holding has less than 0.005% impact on the expense ratio and net investment income or loss ratio.

See Accompanying Notes to Financial Statements

27

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2014 (UNAUDITED)

NOTE 1 — ORGANIZATION

Voya Investors Trust (formerly, ING Investors Trust) (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act” or the “Act”) as an open-end management investment company. The Trust was organized as a Massachusetts business trust on August 3, 1988. The Trust consists of thirty-four active separate investment series. There are twelve series included in this report (each a “Portfolio” and collectively, the “Portfolios”) and they are: Voya High Yield Portfolio (“High Yield”), Voya Large Cap Growth Portfolio (“Large Cap Growth”), Voya Large Cap Value Portfolio (“Large Cap Value”), Voya Limited Maturity Bond Portfolio (“Limited Maturity Bond”), Voya Multi-Manager Large Cap Core Portfolio (“Multi-Manager Large Cap Core”), Voya U.S. Stock Index Portfolio (“U.S. Stock Index”), VY BlackRock Large Cap Growth Portfolio (“BlackRock Large Cap Growth”), VY Clarion Real Estate Portfolio (“Clarion Real Estate”), VY Franklin Income Portfolio (“Franklin Income”), VY Franklin Mutual Shares Portfolio (“Franklin Mutual Shares”), VY JPMorgan Small Cap Core Equity Portfolio (“JPMorgan Small Cap Core Equity”), and VY Templeton Global Growth Portfolio (“Templeton Global Growth”). All of the Portfolios are diversified except for Clarion Real Estate, which is a non-diversified Portfolio. The investment objective of the Portfolios is described in the Portfolios’ Prospectus.

On July 19, 2014, BlackRock Large Cap Growth merged into Large Cap Growth.

The Trust is authorized to offer four classes of shares (Adviser (“Class ADV”), Institutional (“Class I”), Service (“Class S”), and Service 2 (“Class S2”)); however, not all Portfolios currently offer all classes. Each class has equal rights as to class and voting privileges. The classes differ principally in the applicable distribution and shareholder service fees. Generally, shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of a portfolio and earn income and realized gains/losses from a portfolio pro rata based on the average daily net assets of each class, without distinction between share classes. Expenses that are specific to a portfolio or a class are charged directly to that portfolio or class. Other operating expenses shared by several portfolios are generally allocated among those portfolios based on average net assets. Distributions are determined separately for each class based on income and expenses allocated to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder service fees, if applicable.

Directed Services LLC (“DSL” or the “Investment Adviser”), a Delaware limited liability company, serves as the Investment Adviser to the Portfolios. Voya Investment Management Co. LLC (formerly, ING Investment Management Co. LLC) (“Voya IM”), a Delaware limited liability company, serves as the sub-adviser to High Yield, Large Cap Growth, Large Cap Value, Limited Maturity Bond, and U.S. Stock Index. Voya Funds Services, LLC (formerly, ING Funds Services, LLC) (“VFS” or the “Administrator”), a Delaware limited liability company, serves as the Administrator to certain Portfolios. Voya Investments Distributor, LLC (formerly, ING Investments Distributor, LLC) (“VID” or the “Distributor”), a Delaware limited liability company, serves as the principal underwriter to the Portfolios.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Portfolios in the preparation of their financial statements. Such policies are in conformity with U.S. generally accepted accounting principles (“GAAP”) for investment companies.

A.  Security Valuation. U.S GAAP defines fair value as the price the Portfolios would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Investments in equity securities traded on a national securities exchange are valued at the official closing price when available or, for certain markets, the last reported sale price on each valuation day. Securities traded on an exchange for which there has been no sale and securities traded in the over-the-counter-market are valued at the mean between the last reported bid and ask prices on each valuation day. All investments quoted in foreign currencies are valued daily in U.S. dollars on the basis of the foreign currency exchange rates prevailing at that time. Debt securities with more than 60 days to maturity are valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as yields, maturities, liquidity, ratings and traded prices in similar or identical securities. Investments in open-end mutual funds are valued at net asset value (“NAV”). Investments in securities, of sufficient credit quality, maturing in 60 days or less are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost and amortizing any discount or premium over the period until maturity, regardless of the impact of fluctuating interest rates or the market value of the security.

Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers

28

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2014 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

or estimates of fair market value obtained from yield data relating to investments or securities with similar characteristics. U.S. government obligations are valued by using market quotations or independent pricing services which use prices provided by market-makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics.

Securities and assets for which market quotations are not readily available (which may include certain restricted securities which are subject to limitations as to their sale) are valued at their fair values, as defined by the 1940 Act, and as determined in good faith by or under the supervision of the Portfolios’ Board of Trustees (“Board”), in accordance with methods that are specifically authorized by the Board. Securities traded on exchanges, including foreign exchanges, which close earlier than the time that a Portfolio calculates its NAV may also be valued at their fair values, as defined by the Act, as determined in good faith by or under the supervision of a Portfolio’s Board, in accordance with methods that are specifically authorized by the Board. All such fair valuations are made in accordance with valuation procedures of the Portfolios (the “Valuation Procedures”) which have been approved by the Board. The valuation techniques applied in any specific instance are set forth in the Valuation Procedures and may vary from case to case. With respect to a restricted security, for example, consideration is generally given to the cost of the investment, the market value of any unrestricted securities of the same class at the time of valuation, the potential expiration of restrictions on the security, the existence of any registration rights, the costs to the Portfolios related to registration of the security, as well as factors relevant to the issuer itself. Consideration may also be given to the price and extent of any public trading in similar securities of the issuer or comparable companies’ securities. If a significant event which is likely to impact the value of one or more foreign securities held by a Portfolio occurs after the time at which the foreign market for such security(ies) closes but before the time that a Portfolio’s NAV is calculated on any business day, such event may be taken into account in determining the fair value of such security(ies) at the time a Portfolio calculates its NAV. For these purposes, significant events after the close of trading on a foreign market may include, among others, securities trading in the U.S. and other markets, corporate announcements, natural and other disasters, and political and other events. Among other elements of analysis, the Board has authorized the use of one or more research services to assist with the determination of the fair value of foreign securities in light of significant events. Research services use statistical analyses and quantitative models to help determine fair value as of the time a Portfolio calculates its net asset value. Unlike the closing price of a security on an exchange, fair value determinations employ elements of judgment, and the fair value assigned to a security may not represent the actual value that a Portfolio could obtain if it were to sell the security at the time of the close of the NYSE.

Each investment asset or liability of the Portfolios is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and unobservable inputs, including the Investment Adviser’s or sub-adviser’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality which are valued at amortized cost, which approximates fair value, are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing the Portfolios’ investments under these levels of classification is included following the Summary Portfolio of Investments.

The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to the “Pricing Committee” as established by the Portfolios’ Administrator. The Pricing Committee considers all facts they deem relevant that are reasonably available, through either public information or information available to the Investment Adviser or sub-adviser, when determining the fair value of the security. In the event that a security or asset cannot be valued pursuant to one of the valuation methods established by the Board, the fair value of the security or asset will be determined in good faith by the Pricing Committee. When a Portfolio uses these fair valuation methods that use significant unobservable inputs to determine its NAV, securities will be priced by a method that the Pricing Committee believes accurately reflects fair value and are categorized as Level 3 of the fair value hierarchy. The methodologies used for valuing securities are not necessarily an indication of the risks of investing in those securities valued in good faith at fair value nor can it be assured a Portfolio can obtain the fair value assigned to a security if they were to sell the security.

To assess the continuing appropriateness of security valuations, the Pricing Committee may compare prior day prices, prices on comparable securities, and traded prices to the prior or current day prices and the Pricing Committee challenges those prices exceeding certain tolerance levels with the independent pricing service or broker source. For

29

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2014 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

those securities valued in good faith at fair value, the Pricing Committee reviews and affirms the reasonableness of the valuation on a regular basis after considering all relevant information that is reasonably available.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The end of period timing recognition is used for the transfers between Levels of a Portfolio’s assets and liabilities. A reconciliation of Level 3 investments is presented only when a Portfolio has a significant amount of Level 3 investments.

For the six months ended June 30, 2014, there have been no significant changes to the fair valuation methodologies.

B.  Security Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Portfolios. Premium amortization and discount accretion are determined by the effective yield method.

C.  Foreign Currency Translation. The books and records of the Portfolios are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1)	Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at the end of the day.

(2)	Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at the end of the day, the Portfolios do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities, which are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statements of Assets and Liabilities for the estimated tax withholding based on the securities’ current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding tax reclaims recorded on the Portfolios’ books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and U.S. government securities. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities. The foregoing risks are even greater with respect to securities of issuers in emerging markets.

D.  Distributions to Shareholders. The Portfolios record distributions to their shareholders on the ex-dividend date. Dividends from net investment income, if any, are declared daily and paid monthly by High Yield. For all other Portfolios, dividends from net investment income and net capital gain distributions, if any, will be declared and paid annually. The Portfolios may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from U.S. GAAP for investment companies.

E.  Federal Income Taxes. It is the policy of the Portfolios to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized capital gains to their shareholders. Therefore, a federal income tax or excise tax provision is not required. Management has considered the sustainability of the Portfolios’ tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized or expired.

F.  Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of

30

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NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

G.  Risk Exposures and the Use of Derivative Instruments. The Portfolios’ investment strategies permit the Portfolios to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, and purchased and written options. In doing so, a Portfolio will employ strategies in differing combinations to permit it to increase or decrease the level of risk, or change the level or types of exposure to market risk factors. This may allow a Portfolio to pursue its objectives more quickly, and efficiently than if it were to make direct purchases or sales of securities capable of affecting a similar response to market factors.

Market Risk Factors. In pursuit of its investment objectives, a Portfolio may seek to use derivatives to increase or decrease its exposure to the following market risk factors:

Credit Risk. Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer durations, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter durations.

Risks of Investing in Derivatives. A Portfolio’s use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where a Portfolio is using derivatives to decrease, or hedge, exposures to market risk factors for securities held by a Portfolio, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

The use of these strategies involves certain special risks, including a possible imperfect correlation, or even no correlation, between price movements of derivative instruments and price movements of related investments. While some strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in related investments or otherwise, due to the possible inability of a Portfolio to purchase or sell a portfolio security at a time that otherwise would be favorable or the possible need to sell a portfolio security at a disadvantageous time because the Portfolio is required to maintain asset coverage or offsetting positions in connection with transactions in derivative instruments. Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and a Portfolio. Associated risks are not the risks that a Portfolio is attempting to increase or decrease exposure to, per their investment objectives, but are the additional risks from investing in derivatives. Examples of these associated risks are liquidity risk, which is the risk that a Portfolio will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to a Portfolio. Associated risks can be different for each type of derivative and are discussed by each derivative type in the following notes.

Counterparty Credit Risk and Credit Related Contingent Features. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to a Portfolio. Each Portfolio’s derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. A Portfolio intends to enter into financial transactions with counterparties that they believe to be creditworthy at the time of the transaction. To reduce this risk, a Portfolio has entered into master netting arrangements, established within each Portfolio’s International Swap and Derivatives Association, Inc. (“ISDA”) Master Agreements (“Master Agreements”). These agreements are with select counterparties and they govern transactions, including certain over-the-counter (“OTC”) derivative and forward foreign currency contracts, entered into by a Portfolio and the counterparty. The Master Agreements maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified event

31

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NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

of termination may give a counterparty the right to terminate all of its contracts and affect settlement of all outstanding transactions under the applicable Master Agreement.

A Portfolio may also enter into collateral agreements with certain counterparties to further mitigate counterparty risk on OTC derivative and forward foreign currency contracts. Subject to established minimum levels, collateral is generally determined based on the net aggregate unrealized gain or loss on contracts with a certain counterparty. Collateral pledged to or from a Portfolio is held in a segregated account by a third-party agent and can be in the form of cash or debt securities issued by the U.S. government or related agencies.

As of June 30, 2014, the maximum amount of loss that Limited Maturity and Franklin Mutual Shares would incur if the counterparties to its derivative transactions failed to perform would be $25,515 and $347,802, respectively, which represents the gross payments to be received by the Portfolios on open purchased options and forward foreign currency transactions were they to be unwound as of June 30, 2014. As of June 30, 2014, there was no collateral received from any counterparties to mitigate counterparty credit risk.

Each Portfolio has credit related contingent features that if triggered would allow its derivative counterparties to close out and demand payment or additional collateral to cover their exposure from a Portfolio. Credit related contingent features are established between each Portfolio and their derivatives counterparties to reduce the risk that a Portfolio will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in a Portfolio’s net assets and or a percentage decrease in a Portfolio’s NAV, which could cause a Portfolio to accelerate payment of any net liability owed to the counterparty. The contingent features are established within each Portfolio’s Master Agreements.

As of June 30, 2014, Franklin Mutual Shares had a net liability position of $1,924,847 on open forward foreign currency contracts with credit related contingent features. If a contingent feature would have been triggered as of June 30, 2014, the Portfolio could have been required to pay this amount in cash to its counterparties. There was no collateral posted as of June 30, 2014 by the Portfolio for its open OTC derivatives.

H.  Forward Foreign Currency Contracts. Certain Portfolios may enter into forward foreign currency contracts primarily to hedge against foreign currency exchange rate risks on their non-U.S. dollar denominated investment securities. When entering into a forward foreign currency contract, a Portfolio agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. These contracts are valued daily and a Portfolio’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included in the Statements of Assets and Liabilities. Realized and unrealized gains and losses are included in the Statements of Operations. These instruments involve market and/or credit risk in excess of the amount recognized in the Statements of Assets and Liabilities. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates. Open forward foreign currency contracts are presented following the respective Summary Portfolio of Investments.

During the six months ended June 30, 2014, Franklin Mutual Shares had an average contract amount on forward foreign currency contracts to buy and sell of $12,193,467 and $85,126,465, respectively.

I.  Futures Contracts. Each Portfolio may enter into futures contracts involving foreign currency, interest rates, securities and security indices. A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. Each Portfolio may buy and sell futures contracts. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Portfolio’s assets are valued.

Upon entering into a futures contract, each Portfolio is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. Open futures contracts are reported on a table following each Portfolio’s Summary Portfolio of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are footnoted in the Summary Portfolio of Investments. Cash collateral held by the broker to cover initial margin requirements on open futures contracts are noted in each Portfolio’s Statement of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in each Portfolio’s Statement of Operations. Realized gains (losses) are reported in each Portfolio’s Statement of Operations at the closing or expiration of futures contracts.

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NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

As of June 30, 2014, JPMorgan Small Cap Core Equity had posted $485,000 principal value in U.S. Treasury Notes to the broker for open futures contracts which have been pledged on the Summary Portfolio of Investments.

Futures contracts are exposed to the market risk factor of the underlying financial instrument. During the six months ended June 30, 2014, JPMorgan Small Cap Core Equity and U.S. Stock Index have purchased futures contracts on various equity indexes to increase exposure to equity risk. In addition, Limited Maturity Bond has purchased and sold futures contracts on various bonds and notes to increase exposure to interest rate risk. Additional associated risks of entering into futures contracts include the possibility that there may be an illiquid market where each Portfolio is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of each Portfolio’s securities. With futures, there is minimal counterparty credit risk to the Portfolios since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against counterparty default.

During the six months ended June 30, 2014, the following Portfolios had average notional values on futures contracts purchased and sold as disclosed below. Please refer to the tables following each respective Summary Portfolio of Investments for open futures contracts at June 30, 2014.

	Purchased	Sold
Limited Maturity Bond	$61,135,668	$26,036,131
U.S. Stock Index	67,397,173	—
JPMorgan Small Cap Core Equity	7,004,187	—

J.  Options Contracts. Certain Portfolios may purchase put and call options and may write (sell) put options and covered call options on futures, swaps (“swaptions”), securities, commodities or foreign currencies it owns or in which it may invest. The Portfolios may engage in option transactions as a hedge against adverse movements in the value of portfolio holdings or to increase market exposure. Option contracts are valued daily and unrealized gains or losses are recorded based upon the last sales price on the principal exchange on which the options are traded. An amount equal to the premium received by the Portfolios upon the writing of a put or call option is included in the Statements of Assets and Liabilities as a liability which is subsequently marked-to-market until it is exercised or closed, or it expires. The Portfolios will realize a gain or loss upon the expiration or closing of the option contract. When an option is exercised, the proceeds on sales of the underlying security for a written call option, the purchase cost of the security for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid. Realized and unrealized gains or losses on option contracts are reflected in the accompanying financial statements. The risk in writing a covered call option is that the Portfolios give up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Portfolios may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Portfolios pay a premium whether or not the option is exercised. Risks may also arise from an illiquid secondary market or from the inability of counterparties to meet the terms of the contract.

During the six months ended June 30, 2014, Limited Maturity Bond had purchased interest rate swaptions to manage its duration strategy. Please refer to the Summary Portfolio of Investments for open purchased interest rate swaptions at June 30, 2014.

During the six months ended June 30, 2014, Franklin Mutual Shares entered into purchased options on equity securities to gain additional exposure to the equity markets. There were no open purchased options at June 30, 2014.

Please refer to Note 9 for the volume of purchased options for Limited Maturity Bond and Franklin Mutual Shares.

K.  Swap Agreements. Certain Portfolios may enter into swap agreements. A swap is an agreement between two parties pursuant to which each party agrees to make one or more payments to the other at specified future intervals based on the return of an asset (such as a stock, bond or currency) or non-asset reference (such as an interest rate or index). Swap agreements are privately negotiated in the OTC market and may be executed in a multilateral or other trade facility platform, such as a registered commodities exchange (“Centrally cleared swaps”).

The swap agreement will specify the “notional” amount of the asset or non-asset reference to which the contract relates. Subsequent changes in fair value, if any, are calculated based upon changes in the performance of the asset or non-asset reference multiplied by the notional value of the contract. A Portfolio may enter into credit default, interest rate, total return and currency swaps to manage its exposure to credit, currency and interest rate risk. All outstanding swap agreements are reported following each Portfolio’s Summary Portfolio of Investments.

Swaps are marked to market daily using quotations primarily from third party pricing services, registered commodities exchange(s), counterparties or brokers. The fair value of an OTC swap contract is recorded on each Portfolio’s Statements of Assets and Liabilities. Daily changes in the value of centrally cleared swaps, if any, are recorded as variation margin receivable or payable on the Statement of Assets and Liabilities. During the term of the

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NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

swap, changes in the fair value of the swap, if any, are recorded as unrealized gains or losses on the Statements of Operations. Upfront payments paid or received on OTC swaps by a Portfolio when entering into the agreements are reported on the Statements of Assets and Liabilities and as a component of the changes in unrealized gains or losses on the Statements of Operations. These upfront payments represent the amounts paid or received when initially entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and the prevailing market conditions. The upfront payments are included as a component in the realized gains or losses on each Portfolio’s Statement of Operations upon termination or maturity of the swap. A Portfolio also records net periodic payments paid or received on the swap contract as a realized gain or loss on the Statements of Operations.

In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and the Portfolio’s counterparty on the swap agreement becomes the CCP. The Portfolios are required to interface with the CCP through a broker. Upon entering into a centrally cleared swap, the Portfolios are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are footnoted as pledged on the Summary Portfolio of Investments and cash deposited is recorded on the Statements of Assets and Liabilities as cash pledged for centrally cleared swaps. The daily change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin in the Statements of Assets and Liabilities. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gain (loss) on the Statements of Operations.

Entering into swap agreements involves the risk that the maximum potential loss of an investment exceeds the current value of the investment as reported on each Portfolio’s Statements of Assets and Liabilities. Other risks involve the possibility that the counterparty to the agreements may default on its obligation to perform, that there will be no liquid market for these investments and that unfavorable changes in the market will have a negative impact on the value of the index or securities underlying the respective swap agreement.

Credit Default Swap Contracts. A credit default swap is a bilateral agreement between counterparties in which the buyer of the protection agrees to make a stream of periodic payments to the seller of protection in exchange for the right to receive a specified return in the event of a default or other credit event for a referenced entity, obligation or index. As a seller of protection on credit default swaps, a Portfolio will generally receive from the buyer a fixed payment stream based on the notional amount of the swap contract. This fixed payment stream will continue until the swap contract expires or a defined credit event occurs.

A Portfolio is subject to credit risk in the normal course of pursuing its investment objectives. As a seller of protection in a credit default swap, a Portfolio may execute these contracts to manage its exposure to the market or certain sectors of the market. Certain Portfolios may also enter into credit default swaps to speculate on changes in an issuer’s credit quality, to take advantage of perceived spread advantages, or to offset an existing short equivalent (i.e. buying protection on an equivalent reference entity).

Certain Portfolios may sell credit default swaps which expose these Portfolios to the risk of loss from credit risk- related events specified in the contract. Although contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default or repudiation/ moratorium. If a Portfolio is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will generally either (i) pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index. If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues are

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NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

disclosed following the Summary Portfolio of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-backed securities or credit indices, the quoted market prices and resulting fair values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing fair values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of June 30, 2014, for which a Portfolio is seller of protection are disclosed following the Summary Portfolio of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreements, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Portfolio for the same referenced entity or entities.

For the six months ended June 30, 2014, High Yield has not entered into any credit default swaps. The realized gain on swaps of $1,384,525 on the Statement of Operations reflects the unwinding of credit default swaps held in the former PIMCO High Yield Portfolio prior to the sub-adviser and name change which occurred on February 4, 2014.

L.  Equity-Linked Securities. Franklin Income invests in equity-linked securities. Equity-linked securities are hybrid financial instruments that generally combine both debt and equity characteristics into a single note form. Income received from equity-linked securities is recorded as realized gains in the Statement of Operations and may be based on the performance of an underlying equity security, an equity index, or an option position. The risks of investing in equity-linked securities include unfavorable price movements in the underlying security and the credit risk of the issuing financial institution. There may be no guarantee of a return of principal with equity linked securities and the appreciation potential may be limited. Equity-linked securities may be more volatile and less liquid than other investments held by the fund.

M.  Repurchase Agreements. Each Portfolio may invest in repurchase agreements only with government securities dealers recognized by the Board of Governors of the Federal Reserve System. Under such agreements, the seller of the security agrees to repurchase it at a mutually agreed upon time and price. The resale price is in excess of the purchase price and reflects an agreed upon interest rate for the period of time the agreement is outstanding. The period of the repurchase agreements is usually short, from overnight to one week, while the underlying securities generally have longer maturities. Each Portfolio will receive as collateral securities acceptable to it whose market value is equal to at least 100% of the carrying amount of the repurchase agreement, plus accrued interest, being invested by a Portfolio. The underlying collateral is valued daily on a mark-to-market basis to assure that the value, including accrued interest, is at least equal to the repurchase price. If the seller defaults, a Portfolio might incur a loss or delay in the realization of proceeds if the value of the security collateralizing the repurchase agreement declines, and may incur disposition costs in liquidating the collateral.

N.  Securities Lending. The Portfolios may loan up to 33-1/3% of their total assets to brokers, dealers or other financial institutions in exchange for a negotiated lender’s fee. The borrower is required to fully collateralize the loans with cash or U.S. government securities. Generally, in the event of counterparty default, a Portfolio has the right to use collateral to offset losses incurred. There would be potential loss to a Portfolio in the event the Portfolio is delayed or prevented from exercising its right to dispose of the collateral. Each Portfolio bears the risk of loss with respect to the investment of collateral with the following exception: The Bank of New York Mellon (“BNY”) provides each Portfolio indemnification from loss with the respect to the investment of collateral provided that the cash collateral is invested solely in overnight repurchase agreements. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a Portfolio.

O.  Restricted Securities. The Portfolios may invest in restricted securities, which include those sold under Rule 144A of the Securities Act of 1933 (“1933 Act”) or securities offered pursuant to Section 4(a)(2) of the 1933 Act, and/or are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Restricted securities are fair valued using market quotations when readily available. In the absence of market quotations, the securities are valued based upon their fair value, as defined by the Act, determined in good faith under procedures approved by the Board.

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NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

P.  Delayed-Delivery Transactions. Each Portfolio may purchase or sell securities on a when-issued or forward commitment basis. The price of the underlying securities and date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The fair value of such securities is identified in each Portfolio’s Portfolio of Investments. Losses may arise due to changes in the fair value of the securities or from the inability of counterparties to meet the terms of the contract. In connection with such purchases, the Portfolios are required to identify liquid assets sufficient to cover the purchase price. There was no cash collateral posted by any Portfolio or received from any counterparty at June 30, 2014.

Q.  Indemnifications. In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated; however, based on experience, management considers the risk of loss from such claims remote.

NOTE 3 — INVESTMENT TRANSACTIONS

For the six months ended June 30, 2014, the cost of purchases and the proceeds from the sales of securities, excluding U.S. government and short-term securities, were as follows:

	Purchases	Sales
High Yield	$483,554,303	$455,564,534
Large Cap Growth	1,814,318,618	2,138,144,093
Large Cap Value	929,750,478	983,215,070
Limited Maturity Bond	45,210,689	33,721,558
Multi-Manager Large Cap Core	63,667,387	125,776,186
U.S. Stock Index	271,765,582	58,883,829
BlackRock Large Cap Growth	107,134,888	114,771,919
Clarion Real Estate	95,664,703	99,485,293
Franklin Income	84,985,265	84,062,278
Franklin Mutual Shares	61,354,921	75,648,478
JPMorgan Small Cap Core Equity	188,544,370	193,512,157
Templeton Global Growth	70,105,316	74,121,144

U.S. government securities not included above were as follows:

	Purchases	Sales
High Yield	$4,404,461	$19,025,188
Limited Maturity Bond	518,676,304	516,326,867

NOTE 4 — INVESTMENT MANAGEMENT AND ADMINISTRATIVE FEES

Large Cap Growth, Large Cap Value, Clarion Real Estate and Franklin Income have entered into an investment management agreement (“Investment Management Agreement”) with DSL. The Investment Management Agreement compensates DSL with a fee, computed daily and payable monthly, based on the average daily net assets of each Portfolio, at the following annual rates:

Portfolio	Fee
Large Cap Growth	0.55%
Large Cap Value	0.65% of the first $500 million; and 0.60% of the amount in excess of $500 million
Clarion Real Estate	0.75% of the first $200 million; 0.70% of the next $550 million; and 0.65% of the amount in excess of $750 million
Franklin Income	0.65% of the first $500 million; and 0.60% of the amount in excess of $500 million

With the exception of the Portfolios in the table above, DSL provides the Portfolios with advisory and administrative services under a management agreement (the “Unified Agreement”). Under the Unified Agreement, DSL has overall responsibility for engaging sub-advisers and for monitoring and evaluating the management of the assets of each Portfolio. Sub-advisers have full investment discretion and make all determinations with respect to the investment of a Portfolio’s assets and the purchase and sale of portfolio securities and other investments. Pursuant to this Unified Agreement, DSL also is responsible for providing or procuring, at DSL’s expense, the services reasonably necessary for the ordinary operation of the Portfolio, including, among other things, custodial, administrative, transfer agency, portfolio accounting, dividend reimbursing and auditing. As compensation for its services under the Unified Agreement, the Trust pays DSL a monthly fee (a “Unified Fee”) based on the following annual rates of the average daily net assets of the Portfolios:

Portfolio	Fee
High Yield(1)	0.490% on the first $1 billion; 0.480% on the next $1 billion; 0.470% on the amount in excess of $2 billion
Limited Maturity Bond(2)	0.350% on the first $200 million; 0.300% on the next $300 million; 0.250% on the amount in excess of $500 million
Multi-Manager Large Cap Core	0.725% on the first $500 million; 0.675% on the next $500 million; 0.625% on the amount in excess of $1 billion
U.S. Stock Index	0.260%
BlackRock Large Cap Growth	0.800% on the first $500 million; 0.750% on the next $250 million; 0.700% on the next $500 million; 0.650% on the next $750 million; 0.600% on the amount in excess of $2 billion
Franklin Mutual Shares	0.780% on the first $4 billion; 0.750% on the next $1 billion; 0.730% on the next $1 billion; 0.710% on the next $1 billion; 0.690% on the amount in excess of $7 billion

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NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2014 (UNAUDITED) (CONTINUED)

NOTE 4 — INVESTMENT MANAGEMENT AND ADMINISTRATIVE FEES (continued)

Portfolio	Fee
JPMorgan Small Cap Core Equity	0.900% on the first $200 million; 0.850% on the next $300 million; 0.800% on the next $250 million; 0.750% on the amount in excess of $750 million
Templeton Global Growth	0.960% on the first $250 million; 0.860% on the next $250 million; 0.76% on the amount in excess of $500 million

(1)	Effective close of business on February 4, 2014, advisory fee breakpoints were incorporated.

(2)	The assets of Limited Maturity Bond are aggregated with those of Voya Liquid Assets Portfolio, which is not included in this report, to determine the Unified Fee.

DSL has contractually agreed to waive a portion of the advisory fee for High Yield(3), Large Cap Value, Multi-Manager Large Cap Core and Clarion Real Estate. The waiver is calculated as follows:

Waiver = 50% × (former sub-advisory fee rate minus new sub-advisory fee rate)

For the period ended June 30, 2014, DSL waived $41,781, $58,698, $9,528 and $126,546 for High Yield, Large Cap Value, Multi-Manager Large Cap Core, and Clarion Real Estate respectively. Termination or modification of these contractual waivers requires approval by the Board. There is no guarantee that these waivers will continue. The agreements will only renew if DSL elects to renew them.

VFS acts as administrator and provides certain administrative and shareholder services necessary for Large Cap Growth, Large Cap Value, Clarion Real Estate and Franklin Income Portfolios’ operations and is responsible for the supervision of other service providers. For its services, VFS is entitled to receive from these Portfolios a fee at an annual rate of 0.10% of each Portfolio’s average daily net assets.

The Trust and the Investment Adviser have entered into portfolio management agreements with each sub-adviser. These sub-advisers provide investment advice for the various Portfolios and are paid by the Investment Adviser based on the average daily net assets of the respective Portfolios. Subject to such policies as the Board or the Investment Adviser may determine, the sub-advisers manage each respective Portfolio’s assets in accordance with the Portfolio’s investment objectives, policies, and limitations. The sub-advisers of the Portfolios are as follows (*denotes a Related Party adviser):

(3)	Effective close of business on February 4, 2014, DSL has also contractually agreed to waive a portion of the advisory fee for High Yield.

Portfolio	Sub-Adviser
High Yield(1)	Voya Investment Management Co. LLC*
Large Cap Growth	Voya Investment Management Co. LLC*
Large Cap Value	Voya Investment Management Co. LLC*
Limited Maturity Bond	Voya Investment Management Co. LLC*
Multi-Manager Large Cap Core	Columbia Management Investment Advisers, LLC and The London Company of Virginia, LLC
U.S. Stock Index	Voya Investment Management Co. LLC*
BlackRock Large Cap Growth	BlackRock Investment Management, LLC
Clarion Real Estate	CBRE Clarion Securities LLC
Franklin Income	Franklin Advisers, Inc.
Franklin Mutual Shares	Franklin Mutual Advisers, LLC
JPMorgan Small Cap Core Equity	J.P. Morgan Investment Management Inc.
Templeton Global Growth	Templeton Global Advisors Limited

(1)	Prior to the close of business on February 4, 2014, the Portfolio was sub-advised by Pacific Investment Management Company LLC.

In placing equity security transactions, each sub-adviser is required to use its best efforts to choose a broker capable of providing brokerage services necessary to obtain the best execution for each transaction. Subject to this requirement, a sub-adviser may allocate equity security transactions through certain designated broker-dealers. Some of these broker-dealers participate in commission recapture programs that have been established for the benefit of the Portfolios. Under these programs, the participating broker-dealers will return to a Portfolio a portion of the brokerage commissions (in the form of a credit to the Portfolio) paid to the broker-dealers to pay certain expenses of a Portfolio. These commission recapture payments benefit the Portfolios and not the sub-advisers. Any amount credited to a Portfolio is reflected as brokerage commission recapture on the Statements of Operations.

NOTE 5 — DISTRIBUTION AND SERVICE FEES

The Trust has entered into a Shareholder Service Plan (the “Plan”) for each Portfolio that offers Class S and Class S2 shares. The Plan compensates VID for the provision of shareholder services and/or account maintenance services to direct or indirect beneficial owners of Class S and Class S2 shares. Under the Plan, each Portfolio makes payments to VID at an annual rate of 0.25% of the Portfolio’s average daily net assets attributable to Class S and Class S2, respectively. Each respective Portfolio that offers Class S2 shares has entered into a Rule 12b-1 Distribution Plan (the “Class S2 Plan”) with VID on behalf

37

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2014 (UNAUDITED) (CONTINUED)

NOTE 5 — DISTRIBUTION AND SERVICE FEES (continued)

of the Class S2 shares of the Portfolio. The Class S2 Plan provides that the Class S2 shares shall pay a 12b-1 distribution fee, for distribution services including payments to VID at an annual rate of 0.25% of the average daily net assets. VID has contractually agreed to waive a portion of its fee equal to 0.10% of the average daily net assets attributable to the distribution fee paid by Class S2 of the Portfolios, so that the actual fee paid by a Portfolio is an annual rate of 0.15%. Pursuant to a side agreement, VID agreed to waive 0.01% of the shareholder service fee for Class S shares of U.S. Stock Index. Termination or modification of these contractual waivers requires approval by the Board. There is no guarantee that these waivers will continue.

Each Class ADV share of the respective Portfolios has a Rule 12b-1 Shareholder Service and Distribution Plan. Class ADV shares pay VID a service fee of 0.25% and a distribution fee of 0.50% of each Portfolio’s average daily net assets attributable to Class ADV shares. VID has contractually agreed to waive 0.15% of the Portfolios’ average daily net assets attributable to Class ADV shares so that the actual fee paid by a Portfolio is a rate of 0.35%. Pursuant to a side agreement VID agreed to waive 0.22% of the distribution fee for Class ADV shares of U.S. Stock Index. Termination or modification of these contractual waivers requires approval by the Board. There is no guarantee that these waivers will continue. Effective July 21, 2012 through May 1, 2014, VID waived 0.13% of the distribution fee for Class ADV shares of Large Cap Growth. On January 23, 2014, the Board approved to terminate this distribution fee waiver, effective May 1, 2014.

Pursuant to an agreement, VID will limit Class S expenses, so that the operating expense ratio for BlackRock Large Cap Growth does not exceed 1.04%. VID may, at a later date, recoup from BlackRock Large Cap Growth shareholder service fees waived during the previous 36 months, but only if, after such recoupment, BlackRock Large Cap Growth’s expense ratio does not exceed 1.04%. As of June 30, 2014, $71,598 of such fees are subject to possible recoupment expiring December 31, 2016.

NOTE 6 — EXPENSE LIMITATION AGREEMENT

The Investment Adviser has entered into written expense limitation agreements with the following Portfolios, whereby the Investment Adviser has agreed to limit expenses, excluding interest, taxes, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses to the levels listed below:

Portfolio	Class ADV	Class I	Class S	Class S2
Large Cap Growth	1.20%	0.60%	0.85%	1.00%
Large Cap Value(1)	1.29%	0.69%	0.94%	1.09%
Clarion Real Estate(2)	1.35%	0.75%	1.00%	1.15%
Franklin Income	1.39%	0.79%	1.04%	1.19%
Franklin Mutual Shares(3)	N/A	N/A	N/A	N/A

(1)	Effective close of business September 6, 2013, pursuant to a side letter agreement, through May 1, 2016, the Investment Adviser has further lowered the expense limits for Large Cap Value to 1.25%, 0.65%, 0.90%, and 1.05% for Class ADV, Class I, Class S, and Class S2, respectively. This side letter agreement will continue unless: (i) the Board approves a modification or termination of the side letter agreement; or (ii) the Management Agreement or the expense limitation agreement has been terminated. Any fees waived pursuant to the side letter agreement shall not be eligible for recoupment.

(2)	Prior to May 1, 2014, the expense limits were 1.25%, 0.65%, 0.90% and 1.05% for Class ADV, Class I, Class S and Class S2, respectively.

(3)	Effective January 1, 2014, pursuant to a side letter agreement, through May 1, 2015, the Investment Adviser has agreed to waive all or a portion of the advisory fee and/or reimburse expenses so that the expense limits are 1.37%, 0.77% and 1.02% for Class ADV, Class I, and Class S, respectively. This side letter agreement will continue unless: (i) the Board approves a modification or termination of the side letter agreement; or (ii) the Management Agreement has been terminated. Any fees waived pursuant to the side letter agreement shall not be eligible for recoupment.

The Investment Adviser may, at a later date, recoup from a Portfolio management fees waived and other expenses assumed by each Investment Adviser during the previous 36 months, but only if, after such recoupment, a Portfolio’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees and any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statements of Operations. Amounts payable by the Investment Adviser are reflected on the accompanying Statements of Assets and Liabilities.

As of June 30, 2014, the amounts of waived and reimbursed fees that are subject to possible recoupment by the Investment Adviser, and the related expiration dates are as follows:

	June 30,
	2015	2016	2017	Total
Large Cap Growth	$968,189	$2,810,662	$4,075,567	$7,854,418
Large Cap Value	338,814	405,907	73,028	817,749
Clarion Real Estate	1,141,311	1,363,991	1,225,111	3,730,413

The expense limitation agreements are contractual through May 1, 2015, except for Large Cap Value, which is through May 1, 2016 and Large Cap Growth, which is through May 15, 2015 and shall renew automatically for one-year terms unless: (i) the Investment Adviser provides 90 days written notice of its termination and such termination is approved by the Board; or (ii) the Investment Management Agreement has been terminated.

38

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2014 (UNAUDITED) (CONTINUED)

NOTE 7 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

For the period ended June 30, 2014, High Yield incurred $64,900 of information statement costs associated with changes to the sub-adviser, name, investment objective, principal investment strategies and fee changes of the Portfolio. For the period ended June 30, 2014, BlackRock Large Cap Growth incurred $154,300 of proxy and solicitation costs associated with obtaining shareholder approval relating to the proposed merger into Large Cap Growth. The Investment Adviser reimbursed the Portfolios for these costs.

At June 30, 2014, the following direct or indirect, wholly-owned subsidiaries of Voya Financial, Inc. (formerly, ING U.S. Inc.) or affiliated investment companies owned more than 5% of the following Portfolios:

Subsidiaries/Affiliated Investment Companies	Portfolios	Percentage
ING Life Insurance and Annuity Company	High Yield	24.05%
	Large Cap Growth	20.59
	Large Cap Value	30.41
	Multi-Manager Large Cap Core	7.97
	U.S. Stock Index	16.37
	BlackRock Large Cap Growth	43.19
	Clarion Real Estate	35.43
	JPMorgan Small Cap Core Equity	27.96

ING National Trust	High Yield	11.48
	Large Cap Growth	9.79
	Large Cap Value	14.21
	Limited Maturity Bond	13.99
	BlackRock Large Cap Growth	5.32
	Clarion Real Estate	12.04
	Franklin Income	7.67
	JPMorgan Small Cap Core Equity	13.72

ING USA Annuity and Life Insurance Company	High Yield	60.47
	Large Cap Growth	56.85
	Large Cap Value	48.41
	Limited Maturity Bond	17.51
	Multi-Manager Large Cap Core	15.80
	BlackRock Large Cap Growth	43.95
	Clarion Real Estate	39.92
	Franklin Income	56.09
	Franklin Mutual Shares	37.44
	JPMorgan Small Cap Core Equity	44.87
	Templeton Global Growth	46.48

ReliaStar Life Insurance Company	Limited Maturity Bond	9.81
	JPMorgan Small Cap Core Equity	7.80

Security Life of Denver Insurance Company	Limited Maturity Bond	8.27

Voya Retirement Growth Portfolio	U.S. Stock Index	26.12

Voya Retirement Moderate Growth Portfolio	U.S. Stock Index	17.00

Voya Retirement Moderate Portfolio	U.S. Stock Index	7.76

Voya Solution 2015 Portfolio	Multi-Manager Large Cap Core	7.90

Voya Solution 2025 Portfolio	Multi-Manager Large Cap Core	22.69
Voya Solution 2035 Portfolio	Multi-Manager Large Cap Core	20.47

Voya Solution 2045 Portfolio	Multi-Manager Large Cap Core	16.71

VY Franklin Templeton	Franklin Income	31.84
Founding Strategy	Franklin Mutual Shares	59.09
Portfolio	Templeton Global Growth	51.05

Control is defined by the 1940 Act as the beneficial ownership, either directly or through one or more controlled companies, of more than 25% of the voting securities of a company. The 1940 Act defines affiliates as companies that are under common control. Therefore, because the Portfolios have a common owner that owns over 25% of the outstanding securities of the Portfolios, they are deemed to be affiliates of each other. Investment activities of these shareholders could have a material impact on the Portfolios.

The Portfolios have adopted a Deferred Compensation Plan (the “Plan”), which allows eligible non-affiliated trustees, as described in the Plan, to defer the receipt of all or a portion of the trustees’ fees that they are entitled to receive from the Portfolios. For purposes of determining the amount owed to the trustee under the Plan, the amounts deferred are invested in shares of the “notional” funds selected by the trustee. The Portfolios purchase shares of the “notional” funds, which are all advised by Voya Investments, in amounts equal to the trustees’ deferred fees, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of “Other assets” on the Statement of Assets and Liabilities. Deferral of trustees’ fees under the Plan will not affect net assets of the Portfolio, and will not materially affect the Portfolios’ assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the Plan.

NOTE 8 — LINE OF CREDIT

The Portfolios, in addition to certain other funds managed by the Investment Adviser, have entered into an unsecured committed revolving line of credit agreement (the “Credit Agreement”) with BNY for an aggregate amount of $200,000,000. The proceeds may be used to: (1) temporarily finance the purchase and sale of securities; and (2) finance the redemption of shares of an investor in the funds. The funds to which the line of credit is available pay a commitment fee equal to 0.07% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. Prior to May 23, 2014, the funds to which the Credit Agreement is available paid a commitment fee equal to 0.08% per annum on the daily unused portion of the committed line amount payable quarterly in arrears.

39

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2014 (UNAUDITED) (CONTINUED)

NOTE 8 — LINE OF CREDIT (continued)

Generally, borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.

The following Portfolios utilized the line of credit during the six months ended June 30, 2014, as follows:

Portfolio	Days Utilized	Approximate Average Daily Balance For Days Utilized	Approximate Weighted Average Interest Rate For Days Utilized
Large Cap Growth	2	$18,061,500	1.09%
Multi-Manager Large Cap Core	17	1,653,294	1.07
U.S. Stock Index	16	1,159,000	1.09
JPMorgan Small Cap Core Equity	1	700,000	1.09
Templeton Global Growth	3	573,000	1.08

NOTE 9 — PURCHASED OPTIONS

Transactions in purchased interest rate swaptions for Limited Maturity Bond during the period ended June 30, 2014 were as follows:

	USD Notional	Cost
Balance at 12/31/13	—	$—
Options Purchased	16,595,000	76,337
Options Terminated in Closing Sell Transactions	—	—
Options Expired	—	—
Balance at 06/30/14	16,595,000	$76,337

Transactions in purchased options on equities for Franklin Mutual Shares during the period ended June 30, 2014 were as follows:

	Number of Contracts	Cost
Balance at 12/31/13	469	$345,669
Options Purchased	269	135,390
Options Terminated in Closing Sell Transactions	—	—
Options Expired	(738)	(481,059)
Balance at 06/30/14	—	$—

NOTE 10 — CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

Year or	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
period ended	#	#	#	#	#	($)	($)	($)	($)	($)
High Yield
Class ADV
6/30/2014	707,331	—	320,003	(803,430)	223,904	7,565,738	—	3,422,587	(8,588,452)	2,399,873
12/31/2013	3,209,006	—	560,198	(1,396,832)	2,372,372	34,211,393	—	5,935,645	(14,741,952)	25,405,086
Class I
6/30/2014	2,317,161	—	164,765	(4,435,674)	(1,953,748)	24,776,581	—	1,763,792	(47,321,629)	(20,781,256)
12/31/2013	3,692,286	—	591,419	(10,023,306)	(5,739,601)	39,257,910	—	6,291,818	(107,999,700)	(62,449,972)
Class S
6/30/2014	4,335,843	—	1,978,378	(5,949,472)	364,749	46,314,639	—	21,160,038	(63,583,854)	3,890,823
12/31/2013	7,700,660	—	3,999,513	(17,895,391)	(6,195,218)	82,019,085	—	42,398,008	(189,448,835)	(65,031,742)
Class S2
6/30/2014	122,314	—	19,878	(89,195)	52,997	1,305,995	—	212,894	(954,092)	564,797
12/31/2013	278,413	—	33,584	(207,445)	104,552	2,956,631	—	356,370	(2,199,177)	1,113,824
Large Cap Growth
Class ADV
6/30/2014	674,297	—	—	(11,034,022)	(10,359,725)	12,386,098	—	—	(202,365,915)	(189,979,817)
12/31/2013	5,768,920	—	1,931,127	(20,125,338)	(12,425,291)	90,737,465	—	31,149,075	(326,300,232)	(204,413,692)
Class I
6/30/2014	4,040,067	—	—	(6,859,994)	(2,819,927)	77,242,817	—	—	(131,158,991)	(53,916,174)
12/31/2013	25,138,754	—	1,023,316	(14,743,321)	11,418,749	427,377,162	—	17,263,340	(250,049,290)	194,591,212
Class S
6/30/2014	1,485,837	—	—	(6,615,549)	(5,129,712)	27,861,925	—	—	(125,324,543)	(97,462,618)
12/31/2013	50,791,357	—	1,088,504	(10,343,118)	41,536,743	838,076,399	—	18,112,710	(175,493,995)	680,695,114
Class S2
6/30/2014	231,014	—	—	(231,774)	(760)	4,338,098	—	—	(4,291,979)	46,119
12/31/2013	1,128,809	—	34,429	(723,877)	439,361	18,260,568	—	570,479	(12,120,718)	6,710,329
Large Cap Value
Class ADV
6/30/2014	80,575	—	—	(62,820)	17,755	952,859	—	—	(737,591)	215,268
12/31/2013	847,057	403,515	10,227	(567,688)	693,111	4,633,603	4,284,316	109,738	(1,721,863)	7,305,794

40

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2014 (UNAUDITED) (CONTINUED)

NOTE 10 — CAPITAL SHARES (continued)

Year or	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Large Cap Value (continued)
Class I
6/30/2014	1,971,135	—	—	(3,265,324)	(1,294,189)	23,241,169	—	—	(39,167,227)	(15,926,058)
12/31/2013	23,232,118	9,102,418	699,969	(15,289,627)	17,744,878	157,409,320	97,826,866	7,719,742	(65,920,434)	197,035,494
Class S
6/30/2014	318,601	—	—	(4,253,795)	(3,935,194)	3,758,980	—	—	(50,178,645)	(46,419,665)
12/31/2013	49,603,822	46,481,758	264,971	(53,100,477)	43,250,074	32,922,778	494,898,320	2,940,094	(72,785,099)	457,976,093
Class S2
6/30/2014	25,105	—	—	(190)	24,915	296,619	—	—	(2,344)	294,275
9/9/2013(1)-12/31/2013	279	—	—	—	279	3,000	—	—	—	3,000
Limited Maturity Bond
Class ADV
6/30/2014	268,529	—	—	(545,284)	(276,755)	2,659,170	—	—	(5,399,119)	(2,739,949)
12/31/2013	1,381,822	—	28,743	(849,285)	561,280	13,669,594	—	282,831	(8,402,108)	5,550,317
Class I
6/30/2014	2,668,137	—	—	(814,727)	1,853,410	27,130,423	—	—	(8,285,631)	18,844,792
12/31/2013	2,607,632	—	125,513	(14,413,707)	(11,680,562)	26,345,677	—	1,263,916	(146,467,125)	(118,857,532)
Class S
6/30/2014	436,559	—	—	(1,156,668)	(720,109)	4,469,043	—	—	(11,828,508)	(7,359,465)
12/31/2013	876,905	—	110,203	(2,591,155)	(1,604,047)	8,945,279	—	1,116,353	(26,426,651)	(16,365,019)
Multi-Manager Large Cap Core
Class ADV
6/30/2014	18,953	—	—	(29,326)	(10,373)	281,723	—	—	(440,461)	(158,738)
12/31/2013	30,850	—	377	(37,993)	(6,766)	405,792	—	5,490	(503,943)	(92,661)
Class I
6/30/2014	1,277,101	—	—	(5,501,567)	(4,224,466)	18,705,077	—	—	(80,901,919)	(62,196,842)
12/31/2013	30,106,056	—	192,904	(11,423,672)	18,875,288	402,457,582	—	2,830,955	(157,793,530)	247,495,007
Class S
6/30/2014	88,000	—	—	(414,649)	(326,649)	1,331,747	—	—	(6,225,887)	(4,894,140)
12/31/2013	829,363	—	24,856	(1,184,314)	(330,095)	10,766,500	—	365,125	(15,901,081)	(4,769,456)
U.S. Stock Index
Class ADV
6/30/2014	826,501	—	—	(417,782)	408,719	11,826,108	—	—	(6,074,920)	5,751,188
12/31/2013	2,588,177	—	268,798	(1,420,355)	1,436,620	32,396,275	—	3,588,170	(18,271,427)	17,713,018
Class I
6/30/2014	33,435,313	—	—	(28,976,217)	4,459,096	500,203,614	—	—	(430,676,679)	69,526,935
12/31/2013	59,870,724	—	12,692,110	(141,771,633)	(69,208,799)	793,037,680	—	174,123,070	(1,867,979,671)	(900,818,921)
Class S
6/30/2014	1,567,999	—	—	(145,414)	1,422,585	22,635,197	—	—	(2,123,884)	20,511,313
12/31/2013	1,516,358	—	118,588	(1,324,703)	310,243	19,761,147	—	1,609,585	(17,805,636)	3,565,096
Class S2
6/30/2014	1,562,969	—	—	(1,391,139)	171,830	22,824,844	—	—	(20,003,816)	2,821,028
12/31/2013	3,997,424	—	400,989	(1,647,114)	2,751,299	51,616,842	—	5,415,867	(21,542,287)	35,490,422
BlackRock Large Cap Growth
Class ADV
6/30/2014	63,047	—	—	(80,574)	(17,527)	887,993	—	—	(1,132,349)	(244,356)
12/31/2013	166,393	—	8,654	(232,750)	(57,703)	2,003,175	—	103,504	(2,725,376)	(618,697)
Class I
6/30/2014	175,114	—	—	(860,958)	(685,844)	2,528,094	—	—	(12,568,209)	(10,040,115)
12/31/2013	445,498	—	193,112	(2,179,980)	(1,541,370)	5,657,987	—	2,379,145	(26,966,276)	(18,929,144)
Class S
6/30/2014	1,330,412	—	—	(961,689)	368,723	19,202,211	—	—	(13,835,250)	5,366,961
12/31/2013	1,144,076	—	149,245	(3,191,345)	(1,898,024)	14,012,613	—	1,829,740	(38,596,142)	(22,753,789)
Class S2
6/30/2014	55,122	—	—	(156,202)	(101,080)	788,269	—	—	(2,213,190)	(1,424,921)
12/31/2013	233,804	—	6,598	(158,430)	81,972	2,951,312	—	79,837	(1,948,329)	1,082,820
Clarion Real Estate
Class ADV
6/30/2014	320,876	—	—	(183,518)	137,358	9,457,778	—	—	(5,306,404)	4,151,374
12/31/2013	707,837	—	27,894	(222,173)	513,558	19,497,267	—	786,614	(5,975,824)	14,308,057
Class I
6/30/2014	511,568	—	—	(731,837)	(220,269)	15,691,075	—	—	(22,171,274)	(6,480,199)
12/31/2013	986,866	—	62,308	(1,014,332)	34,842	27,547,604	—	1,827,483	(28,823,256)	551,831

41

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2014 (UNAUDITED) (CONTINUED)

NOTE 10 — CAPITAL SHARES (continued)

Year or	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Clarion Real Estate (continued)
Class S
6/30/2014	671,476	—	—	(1,266,197)	(594,721)	20,536,189	—	—	(37,986,207)	(17,450,018)
12/31/2013	906,483	—	211,462	(3,231,732)	(2,113,787)	25,821,076	—	6,191,597	(91,362,118)	(59,349,445)
Class S2
6/30/2014	39,849	—	—	(97,929)	(58,080)	1,190,685	—	—	(2,908,486)	(1,717,801)
12/31/2013	153,986	—	11,155	(200,094)	(34,953)	4,257,960	—	324,944	(5,623,948)	(1,041,044)
Franklin Income
Class ADV
6/30/2014	1,865,005	—	—	(200,039)	1,664,966	21,371,933	—	—	(2,258,914)	19,113,019
12/31/2013	2,096,812	—	196,598	(250,915)	2,042,495	22,158,960	—	2,028,896	(2,631,166)	21,556,690
Class I
6/30/2014	1,009,724	—	—	(1,798,157)	(788,433)	11,896,833	—	—	(20,936,776)	(9,039,943)
12/31/2013	3,272,700	—	1,493,952	(2,342,734)	2,423,918	35,552,688	—	15,880,708	(25,534,520)	25,898,876
Class S
6/30/2014	1,950,799	—	—	(2,166,516)	(215,717)	22,981,534	—	—	(25,028,435)	(2,046,901)
12/31/2013	3,239,698	—	2,552,050	(6,022,307)	(230,559)	34,929,750	—	26,975,174	(65,228,433)	(3,323,509)
Class S2
6/30/2014	97,670	—	—	(86,319)	11,351	1,144,765	—	—	(1,001,434)	143,331
12/31/2013	117,465	—	45,279	(218,140)	(55,396)	1,258,608	—	477,688	(2,347,544)	(611,248)
Franklin Mutual Shares
Class ADV
6/30/2014	142,208	—	—	(106,694)	35,514	1,570,038	—	—	(1,187,963)	382,075
12/31/2013	206,073	—	7,762	(91,210)	122,625	1,981,432	—	76,219	(890,017)	1,167,634
Class I
6/30/2014	926,546	—	—	(1,676,883)	(750,337)	10,204,715	—	—	(18,822,677)	(8,617,962)
12/31/2013	1,708,500	—	377,497	(3,437,206)	(1,351,209)	16,814,358	—	3,778,742	(33,698,238)	(13,105,138)
Class S
6/30/2014	278,830	—	—	(1,130,707)	(851,877)	3,123,943	—	—	(12,566,622)	(9,442,679)
12/31/2013	729,655	—	220,134	(2,948,365)	(1,998,576)	7,001,899	—	2,199,144	(29,325,371)	(20,124,328)
JPMorgan Small Cap Core Equity
Class ADV
6/30/2014	586,305	—	—	(188,310)	397,995	11,756,455	—	—	(3,752,567)	8,003,888
12/31/2013	1,973,987	—	115,647	(293,240)	1,796,394	34,293,456	—	2,051,571	(5,327,496)	31,017,531
Class I
6/30/2014	905,063	—	—	(494,864)	410,199	18,705,547	—	—	(10,305,924)	8,399,623
12/31/2013	1,345,146	—	198,693	(852,166)	691,673	24,692,714	—	3,648,014	(15,447,712)	12,893,016
Class S
6/30/2014	2,486,972	—	—	(3,479,534)	(992,562)	51,001,658	—	—	(71,460,693)	(20,459,035)
12/31/2013	5,961,173	—	677,094	(2,725,355)	3,912,912	107,100,509	—	12,336,652	(49,021,289)	70,415,872
Class S2
6/30/2014	71,896	—	—	(259,615)	(187,719)	1,480,215	—	—	(5,316,470)	(3,836,255)
12/31/2013	288,472	—	77,213	(474,344)	(108,659)	5,214,583	—	1,396,789	(8,581,548)	(1,970,176)
Templeton Global Growth
Class ADV
6/30/2014	—	—	—	—	—	—	—	—	—	—
12/31/2013	—	—	5	—	5	—	—	75	—	75
Class I
6/30/2014	824,009	—	—	(1,136,164)	(312,155)	13,426,050	—	—	(18,452,273)	(5,026,223)
12/31/2013	1,262,222	—	384,092	(3,039,819)	(1,393,505)	17,527,821	—	5,361,919	(42,863,983)	(19,974,243)
Class S
6/30/2014	657,898	—	—	(1,508,962)	(851,064)	10,850,166	—	—	(24,535,457)	(13,685,291)
12/31/2013	1,626,630	—	312,871	(3,283,754)	(1,344,253)	22,511,670	—	4,389,583	(45,765,781)	(18,864,528)
Class S2
6/30/2014	35,689	—	—	(42,060)	(6,371)	583,901	—	—	(691,983)	(108,082)
12/31/2013	40,106	—	5,863	(48,614)	(2,645)	554,496	—	81,664	(715,140)	(78,980)

42

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2014 (UNAUDITED) (CONTINUED)

NOTE 11 — REORGANIZATIONS

On September 7, 2013, Large Cap Value (“Acquiring Portfolio”) acquired all of the net assets of ING Pioneer Mid Cap Value Portfolio (“Acquired Portfolio”), an open-end investment company in a tax-free reorganization in exchange for shares of the Acquiring Portfolio, pursuant to a plan of reorganization approved by the Acquired Portfolio’s shareholders on August 22, 2013. The purposes of the transaction were to combine two portfolios with comparable investment objectives, policies and management. For financial reporting purposes, assets received and shares issued by the Acquiring Portfolio were recorded at fair value; however, the cost basis of the investments received from the Acquired Portfolio was carried forward to align ongoing reporting of the Acquiring Portfolio’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

Assuming the acquisition had been completed on January 1, 2013, the beginning of the annual reporting period of the Acquiring Portfolio, the Acquiring Portfolio’s pro forma results of operations for the period ended December 31, 2013, are as follows:

Net investment income	$14,355,047
Net realized and unrealized loss on investments	$259,278,818
Net increase in net assets resulting from operations	$273,633,865

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Portfolio that have been included in the Acquiring Portfolio’s statement of operations since September 7, 2013. Net assets and unrealized appreciation as of the reorganization date were as follows:

Total Net Assets of Acquired Portfolio (000s)	Total Net Assets of Acquiring Portfolio (000s)	Acquired Portfolio’s Capital Loss Carryforwards (000s)	Acquired Portfolio’s Unrealized Depreciation (000s)	Portfolios’ Conversion Ratio
$597,010	$514,616	$18,413	$14,407	1.2456

The net assets of the Acquiring Portfolio after the acquisition were $1,111,625,386.

NOTE 12 — SECURITIES LENDING

Under a Master Securities Lending Agreement (the “Agreement”) with BNY the Portfolios can lend their securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash and U.S. government securities. The collateral is equal to at least 105% of the market value of non-U.S. securities loaned and 102% of the market value of U.S. securities loaned. The market value of the loaned securities is determined at the close of business of the Portfolios at their last sale price or official closing price on the principal exchange or system on which they are traded and any additional collateral is delivered to the Portfolios on the next business day. The cash collateral received is invested in approved investments as defined in the Agreement with BNY. The Portfolios bear the risk of loss with respect to the investment of collateral with the following exception: BNY provides the Portfolios’ indemnification from loss with respect to the investment of collateral provided that the cash collateral is invested solely in overnight repurchase agreements.

The cash collateral is invested in overnight repurchase agreements that are collateralized at 102% with securities issued or fully guaranteed by the United States Treasury; United States government or any agency, instrumentality or authority of the United States government. The securities purchased with cash collateral received are reflected in the Summary Portfolio of Investments under Securities Lending Collateral.

Generally, in the event of counterparty default, the Portfolios have the right to use the collateral to offset losses incurred. The Agreement contains certain guarantees by BNY in the event of counterparty default and/or a borrower’s failure to return a loaned security; however, there would be a potential loss to the Portfolios in the event the Portfolios are delayed or prevented from exercising its right to dispose of the collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a Portfolio.

The following tables represent a summary of each respective Portfolio’s securities lending agreements by

43

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2014 (UNAUDITED) (CONTINUED)

NOTE 12 — SECURITIES LENDING (continued)

counterparty which are subject to offset under the Agreement as of June 30, 2014:

High Yield
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Barclays Capital Inc.	$2,277,006	$(2,277,006)	$—
BNP PrimeBrokerage	140,082	(140,082)	—
Citigroup Global Markets	4,961,442	(4,961,442)	—
Credit Suisse Securities USA	5,457,320	(5,457,320)	—
Deutsche Bank Securities	2,897,512	(2,897,512)	—
Goldman Sachs & Company	7,570,453	(7,570,453)	—
JPMorgan Clearing Corp.	14,066,172	(14,066,172)	—
Merrill Lynch, Pierce, Fenner & Smith Inc.	2,253,854	(2,253,854)	—
Nomura Securities International Inc.	15,253	(15,253)	—
UBS Securities, LLC	71,211	(71,211)	—
Total	$39,710,305	$(39,710,305)	$—

(1)	Collateral with a fair value of $40,687,039 has been received in connection with the above securities lending transactions. Excess collateral received from the individual counterparty is not shown for financial reporting purposes.

Large Cap Value
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Deutsche Bank Securities	$5,415,000	$(5,415,000)	$—
Goldman Sachs & Company	1,444,000	(1,444,000)	—
Total	$6,859,000	$(6,859,000)	$—

(1)	Collateral with a fair value of $7,005,320 has been received in connection with the above securities lending transactions. Excess collateral received from the individual counterparty is not shown for financial reporting purposes.

U.S. Stock Index
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Goldman Sachs & Company	$2,072,762	$(2,072,762)	$—
JPMorgan Clearing Corp.	36,271	(36,271)	—
National Financial Services LLC	499,610	(499,610)	—
UBS Securities LLC	3,230,250	(3,230,250)	—
Total	$5,838,893	$(5,838,893)	$—

(1)	Collateral with a fair value of $5,963,817 has been received in connection with the above securities lending transactions. Excess collateral received from the individual counterparty is not shown for financial reporting purposes.

Clarion Real Estate
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Morgan Stanley & Co. LLC	$2,901,546	$(2,901,546)	$—
Total	$2,901,546	$(2,901,546)	$—

(1)	Collateral with a fair value of $2,968,809 has been received in connection with the above securities lending transactions. Excess collateral received from the individual counterparty is not shown for financial reporting purposes.

Franklin Income
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Barclays Bank PLC	$928,613	$(928,613)	$—
Barclays Capital Inc.	3,895,145	(3,895,145)	—
BNP PrimeBrokerage	314,137	(314,137)	—
Citigroup Global Markets	2,435,714	(2,435,714)	—
Credit Suisse Securities USA	28,600	(28,600)	—
Deutsche Bank Securities	1,088,536	(1,088,536)	—
Goldman Sachs & Company	1,893,307	(1,893,307)	—
HSBC Bank PLC	378,238	(378,238)	—
JPMorgan Clearing Corp.	16,978,823	(16,978,823)	—
Merrill Lynch, Pierce, Fenner & Smith Inc.	1,743,002	(1,743,002)	—
Morgan Stanley & Co. LLC	174,177	(174,177)	—
RBC Capital Markets LLC	69,459	(69,459)	—
RBS Securities Inc.	1,388,089	(1,388,089)	—
SG Americas Securities, LLC	6,367,977	(6,367,977)	—
UBS Securities, LLC	3,411,859	(3,411,859)	—
Total	$41,095,676	$(41,095,676)	$—

(1)	Collateral with a fair value of $42,023,808 has been received in connection with the above securities lending transactions. Excess collateral received from the individual counterparty is not shown for financial reporting purposes.

JPMorgan Small Cap Core Equity
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Barclays Capital Inc.	$71,431	$(71,431)	$—
BNP PrimeBrokerage	671,942	(671,942)	—
Citadel Securities LLC	251,462	(251,462)	—
Citigroup Global Markets	467,077	(467,077)	—
Credit Suisse Securities USA	1,750,596	(1,750,596)	—
Deutsche Bank Securities	1,082,236	(1,082,236)	—
Goldman Sachs & Company	3,637,449	(3,637,449)	—
HSBC Bank PLC	664,579	(664,579)	—
Janney Montgomery Scott LLC	243,991	(243,991)	—
Merrill Lynch, Pierce, Fenner & Smith Inc.	318,902	(318,902)	—
Morgan Stanley & Co. LLC	2,742,722	(2,742,722)	—
National Financial Services LLC	3,252,127	(3,252,127)	—
NewEdge USA, LLC	375,161	(375,161)	—
RBC Capital Markets LLC	228,473	(228,473)	—
SG Americas Security LLC	436,807	(436,807)	—
UBS Securities, LLC	1,091,395	(1,091,395)	—
Total	$17,286,350	$(17,286,350)	$—

(1)	Collateral with a fair value of $17,694,217 has been received in connection with the above securities lending transactions. Excess collateral received from the individual counterparty is not shown for financial reporting purposes.

44

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2014 (UNAUDITED) (CONTINUED)

NOTE 12 — SECURITIES LENDING (continued)

Templeton Global Growth
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Citigroup Global Markets	$10,051,557	$(10,051,557)	$—
Credit Suisse Securities (Europe) Limited	557,227	(557,227)	—
Goldman Sachs & Company	2,510,023	(2,510,023)	—
HSBC Bank PLC	666,005	(666,005)	—
Morgan Stanley & Co. LLC	1,285,426	(1,285,426)	—
UBS AG	10,549	(10,549)	—
Total	$15,080,787	$(15,080,787)	$—

(1)	Collateral with a fair value of $15,863,331 has been received in connection with the above securities lending transactions. Excess collateral received from the individual counterparty is not shown for financial reporting purposes.

NOTE 13 — CONCENTRATION OF INVESTMENT RISKS

All mutual funds involve risk — some more than others — and there is always the chance that you could lose money or not earn as much as you hope. Each Portfolio’s risk profile is largely a factor of the principal securities in which it invests and investment techniques that it uses. For more information regarding the types of securities and investment techniques that may be used by each Portfolio and its corresponding risks, see the Portfolios’ most recent Prospectus and/or the Statement of Additional Information.

Non-Diversified. Clarion Real Estate is classified as a non-diversified investment company under the 1940 Act, which means that the Portfolio is not limited by the 1940 Act in the proportion of assets that it may invest in the obligations of a single issuer. Declines in the value of that single company can significantly impact the value of the Portfolio. The investment of a large percentage of the Portfolio’s assets in the securities of a small number of issuers may cause the Portfolio’s share price to fluctuate more than that of a diversified investment company. Conversely, even though classified as non-diversified, the Portfolio may actually maintain a portfolio that is diversified with a large number of issuers. In such an event, the Portfolio would benefit less from appreciation in a single corporate issuer than if it had greater exposure to that issuer.

Concentration. Certain Portfolios concentrate (for purposes of the 1940 Act) their assets in securities related to a particular industry, which means that at least 25% of their assets will be invested in that particular industry at all times. As a result, a Portfolio may be subject to greater market fluctuation than a portfolio which has securities representing a broader range of investment alternatives.

Foreign Investments and/or Developing and Emerging Markets. There are certain risks in owning foreign (non-U.S.) securities, including those resulting from: fluctuations in currency exchange rates; devaluation of currencies; political or economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions; reduced availability of public information concerning issuers; accounting, auditing and financial reporting standards or other regulatory practices and requirements that are not uniform when compared to those applicable to domestic companies; settlement and clearance procedures in some countries that may not be reliable and can result in delays in settlement; higher transaction and custody expenses than for domestic securities; and limitations on foreign ownership of equity securities. Also, securities of many foreign companies may be less liquid and the prices more volatile than those of domestic companies. Foreign investment risks may be greater in developing and emerging markets than in developed markets.

Investment by Funds-of-Funds (Multi-Manager Large Cap Core, U.S. Stock Index, Franklin Mutual Shares and Templeton Global Growth). As an underlying fund (“Underlying Fund”) of a fund-of-fund, shares of a Portfolio may be purchased by other investment companies. In some cases an Underlying Fund may experience large inflows or redemptions due to allocations or rebalancings. While it is impossible to predict the overall impact of these transactions over time there could be adverse effects on portfolio management. The Investment Adviser will monitor transactions by each Underlying Fund and will attempt to minimize any adverse effects on the Underlying Funds and the fund-of-fund as a result of these transactions. So long as an Underlying Fund accepts investments by other investment companies it will not purchase securities of other investment companies except to the extent permitted by the 1940 Act or under the terms of an exemptive order granted by the SEC.

NOTE 14 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, foreign currency transactions, paydowns, and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital.

45

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2014 (UNAUDITED) (CONTINUED)

NOTE 14 — FEDERAL INCOME TAXES (continued)

Dividends paid by the Portfolios from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

The tax composition of dividends and distributions to shareholders was as follows:

	Six Months Ended June 30, 2014	Year Ended December 31, 2013
	Ordinary Income	Ordinary Income	Long-term Capital Gains
High Yield	$26,694,930	$54,996,189	$—
Large Cap Growth	—	20,737,705	46,357,899
Large Cap Value	—	10,769,581	—
Limited Maturity Bond	—	2,663,100	—
Multi-Manager Large Cap Core	—	3,201,570	—
U.S. Stock Index	—	89,643,334	95,093,358
BlackRock Large Cap Growth	—	4,392,226	—
Clarion Real Estate	—	9,130,638	—
Franklin Income	—	45,362,466	—
Franklin Mutual Shares	—	6,054,105	—
JPMorgan Small Cap Core Equity	—	4,733,369	14,699,657
Templeton Global Growth	—	9,833,241	—

The tax-basis components of distributable earnings and the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of December 31, 2013 are detailed below. The Regulated Investment Company Modernization Act of 2010 (the “Act”) provides an unlimited carryforward period for newly generated capital losses. Under the Act, there may be a greater likelihood that all or a portion of the Portfolios’ pre-enactment capital loss carryforwards may expire without being utilized due to the fact that post-enactment capital losses are required to be utilized before pre-enactment capital loss carryforwards.

				Capital Loss Carryforwards
	Undistributed Ordinary Income	Undistributed Long-term Capital Gains	Unrealized Appreciation/ (Depreciation)	Amount	Character	Expiration
High Yield	$9,631,912	$—	$48,983,222	$(43,934,248)	ST	2017
Large Cap Growth	168,906,558	241,678,532	1,075,504,290	—	—	—
Large Cap Value	7,875,429	20,941,384	143,786,595	(4,748,548)	ST	2016
				(22,962,480)	ST	2017
				$(27,711,028)*
Limited Maturity Bond	2,163,617	—	770,317	(5,861,258)	ST	2017
Multi-Manager Large Cap Core	6,406,574	18,207,951	34,203,574	—	—	—
U.S. Stock Index	21,963,207	473,500,596	1,511,478,927	—	—	—
BlackRock Large Cap Growth	2,287,204	—	93,763,023	(6,886,981)	ST	2017
Clarion Real Estate	9,486,677	—	27,477,597	(180,948,780)	ST	2017
Franklin Income	38,674,127	—	89,279,383	(20,607,036)	ST	2016
				(41,925,368)	ST	2017
				(106,123)	ST	None
				(11,709,092)	LT	None
				$(74,347,619)
Franklin Mutual Shares	6,222,070	—	115,526,655	(40,997,437)	ST	2017
JPMorgan Small Cap Core Equity	15,074,296	49,336,688	204,132,686	—	—	—
Templeton Global Growth	7,866,482	—	124,873,030	(5,386,032)	ST	2017

*	Utilization of these capital losses is subject to annual limitations under Section 382 of the Internal Revenue Code.

46

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2014 (UNAUDITED) (CONTINUED)

NOTE 14 — FEDERAL INCOME TAXES (continued)

The Portfolios’ major tax jurisdictions are U.S. federal, Arizona, and Massachusetts. The earliest tax year that remains subject to examination by these jurisdictions is 2009.

As of June 30, 2014, no provision for income tax is required in the Portfolios’ financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Portfolios’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue.

NOTE 15 — RESTRUCTURING PLAN

In October 2009, ING Groep N.V. (“ING Groep”) submitted a restructuring plan (the “Restructuring Plan”) to the European Commission in order to receive approval for state aid granted to ING Groep by the Kingdom of the Netherlands in November 2008 and March 2009. To receive approval for this state aid, ING Groep was required to divest its insurance and investment management businesses, including Voya Financial, Inc., before the end of 2013. In November 2012, the Restructuring Plan was amended to permit ING Groep additional time to complete the divestment. Pursuant to the amended Restructuring Plan, ING Groep must divest at least 25% of Voya Financial, Inc. by the end of 2013, more than 50% by the end of 2014, and the remaining interest by the end of 2016 (such divestment, the “Separation Plan”).

In May 2013, Voya Financial, Inc. conducted an initial public offering of Voya Financial, Inc. common stock (the “IPO”). In October 2013, ING Groep divested additional shares in a secondary offering of common stock of Voya Financial, Inc. In March 2014, ING Groep divested additional shares, reducing its ownership interest in Voya Financial, Inc. below 50%. Voya Financial, Inc. did not receive any proceeds from these offerings.

ING Groep has stated that it intends to sell its remaining interest in Voya Financial, Inc. over time. While the base case for the remainder of the Separation Plan is the divestment of ING Groep’s remaining interest in one or more broadly distributed offerings, all options remain open and it is possible that ING Groep’s divestment of its remaining interest in Voya Financial, Inc. may take place by means of a sale to a single buyer or group of buyers.

It is anticipated that one or more of the transactions contemplated by the Separation Plan would result in the automatic termination of the existing investment advisory and sub-advisory agreements under which the Investment Adviser and sub-advisers provide services to the Portfolios. In order to ensure that the existing investment advisory and sub-advisory services can continue uninterrupted, the Board approved new advisory and sub-advisory agreements for the Portfolios, as applicable, in connection with the IPO. Shareholders of each Portfolio approved the new investment advisory and sub-advisory agreements prompted by the IPO, as well as any future advisory and sub-advisory agreements prompted by the Separation Plan that are approved by the Board and whose terms are not materially different from the current agreements. This means that shareholders may not have another opportunity to vote on a new agreement with the Investment Adviser or an affiliated sub-adviser even if they undergo a change of control, as long as no single person or group of persons acting together gains “control” (as defined in the 1940 Act) of Voya Financial, Inc.

The Separation Plan, whether implemented through public offerings or other means, may be disruptive to the businesses of Voya Financial, Inc. and its subsidiaries, including the Investment Adviser and affiliated entities that provide services to the Portfolios, and may cause, among other things, interruption of business operations or services, diversion of management’s attention from day-to-day operations, reduced access to capital, and loss of key employees or customers. The completion of the Separation Plan is expected to result in the Investment Adviser’s loss of access to the resources of ING Groep, which could adversely affect its business. Since a portion of the shares of Voya Financial, Inc., as a standalone entity, are publicly held, it is subject to the reporting requirements of the Securities Exchange Act of 1934 as well as other U.S. government and state regulations, and subject to the risk of changing regulation.

The Separation Plan may be implemented in phases. During the time that ING Groep retains a significant interest in Voya Financial, Inc., circumstances affecting ING Groep, including restrictions or requirements imposed on ING Groep by European and other authorities, may also affect Voya Financial, Inc. A failure to complete the Separation Plan could create uncertainty about the nature of the relationship between Voya Financial, Inc. and ING Groep, and could adversely affect Voya Financial, Inc. and the Investment Adviser and its affiliates. Currently, the Investment Adviser and its affiliates do not anticipate that the Separation Plan will have a material adverse impact on their operations or the Portfolios and their operations.

47

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2014 (UNAUDITED) (CONTINUED)

NOTE 16 — SUBSEQUENT EVENTS

Dividends: Subsequent to June 30, 2014, the following Portfolios declared dividends and distributions of:

	PER SHARE AMOUNTS
	Net Investment Income	Short-term Capital Gains	Long-term Capital Gains	Payable Date	Record Date
High Yield
Class ADV	$0.0494	$—	$—	August 1, 2014	Daily
Class I	$0.0549	$—	$—	August 1, 2014	Daily
Class S	$0.0526	$—	$—	August 1, 2014	Daily
Class S2	$0.0513	$—	$—	August 1, 2014	Daily
Large Cap Growth
Class ADV	$0.0139	$0.5670	$0.8838	July 15, 2014	July 11, 2014
Class I	$0.1003	$0.5670	$0.8838	July 15, 2014	July 11, 2014
Class S	$0.0661	$0.5670	$0.8838	July 15, 2014	July 11, 2014
Class S2	$0.0360	$0.5670	$0.8838	July 15, 2014	July 11, 2014
Large Cap Value
Class ADV	$0.0846	$—	$0.2213	July 15, 2014	July 11, 2014
Class I	$0.0846	$—	$0.2213	July 15, 2014	July 11, 2014
Class S	$0.0846	$—	$0.2213	July 15, 2014	July 11, 2014
Class S2	$0.0846	$—	$0.2213	July 15, 2014	July 11, 2014
Limited Maturity Bond
Class ADV	$0.0409	$—	$—	July 15, 2014	July 11, 2014
Class I	$0.0989	$—	$—	July 15, 2014	July 11, 2014
Class S	$0.0700	$—	$—	July 15, 2014	July 11, 2014
Multi-Manager Large Cap Core
Class ADV	$0.0350	$0.2747	$0.8800	July 15, 2014	July 11, 2014
Class I	$0.0350	$0.2747	$0.8800	July 15, 2014	July 11, 2014
Class S	$0.0350	$0.2747	$0.8800	July 15, 2014	July 11, 2014
U.S. Stock Index
Class ADV	$0.0430	$0.0251	$1.4672	July 15, 2014	July 11, 2014
Class I	$0.0430	$0.0251	$1.4672	July 15, 2014	July 11, 2014
Class S	$0.0430	$0.0251	$1.4672	July 15, 2014	July 11, 2014
Class S2	$0.0430	$0.0251	$1.4672	July 15, 2014	July 11, 2014
BlackRock Large Cap Growth
Class ADV	$0.0331	$0.2272	$2.6272	July 18, 2014	July 16, 2014
Class I	$0.1547	$0.2272	$2.6272	July 18, 2014	July 16, 2014
Class S	$0.1053	$0.2272	$2.6272	July 18, 2014	July 16, 2014
Class S2	$0.0718	$0.2272	$2.6272	July 18, 2014	July 16, 2014
Clarion Real Estate
Class ADV	$0.3589	$—	$—	July 15, 2014	July 11, 2014
Class I	$0.5033	$—	$—	July 15, 2014	July 11, 2014
Class S	$0.4231	$—	$—	July 15, 2014	July 11, 2014
Class S2	$0.3799	$—	$—	July 15, 2014	July 11, 2014
Franklin Income
Class ADV	$0.4384	$—	$—	July 15, 2014	July 11, 2014
Class I	$0.4746	$—	$—	July 15, 2014	July 11, 2014
Class S	$0.4474	$—	$—	July 15, 2014	July 11, 2014
Class S2	$0.4318	$—	$—	July 15, 2014	July 11, 2014
Franklin Mutual Shares
Class ADV	$0.0896	$—	$—	July 15, 2014	July 11, 2014
Class I	$0.1425	$—	$—	July 15, 2014	July 11, 2014
Class S	$0.1151	$—	$—	July 15, 2014	July 11, 2014
JPMorgan Small Cap Core Equity
Class ADV	$0.0390	$0.3382	$1.3570	July 15, 2014	July 11, 2014
Class I	$0.1187	$0.3382	$1.3570	July 15, 2014	July 11, 2014
Class S	$0.0747	$0.3382	$1.3570	July 15, 2014	July 11, 2014
Class S2	$0.0390	$0.3382	$1.3570	July 15, 2014	July 11, 2014
Templeton Global Growth
Class ADV	$0.1410	$—	$—	July 15, 2014	July 11, 2014
Class I	$0.2255	$—	$—	July 15, 2014	July 11, 2014
Class S	$0.1868	$—	$—	July 15, 2014	July 11, 2014
Class S2	$0.1656	$—	$—	July 15, 2014	July 11, 2014

48

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2014 (UNAUDITED) (CONTINUED)

NOTE 16 — SUBSEQUENT EVENTS (continued)

On June 19, 2014, shareholders of BlackRock Large Cap Growth approved the reorganization of BlackRock Large Cap Growth with and into Large Cap Growth. The reorganization occurred on July 19, 2014.

On June 19, 2014, shareholders of VY BlackRock Health Sciences Opportunities Portfolio, VY Marsico Growth Portfolio, and VY MFS Utilities Portfolio, which are not included in this report, approved the reorganizations of VY BlackRock Health Sciences Opportunities Portfolio and VY Marsico Growth Portfolio with and into Large Cap Growth; and VY MFS Utilities Portfolio with and into Large Cap Value. The reorganizations occurred on July 19, 2014.

On January 23, 2014, the Board approved a new advisory fee for Large Cap Growth. Effective close of business on July 18, 2014, the advisory fee breakpoints are 0.55% on the first $5.5 billion; 0.52% on the next $1.5 billion; and 0.50% thereafter.

The Portfolios have evaluated events occurring after the Statements of Assets and Liabilities date (subsequent events) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

49

VOYA HIGH YIELD PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2014 (UNAUDITED)

Investment Type Allocation
as of June 30, 2014
(as a percentage of net assets)

Corporate Bonds/Notes	97.5%
Assets in Excess of Other Liabilities*	2.5%
Net Assets	100.0%

* Includes short-term investments.

Portfolio holdings are subject to change daily.

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: 97.5%
		Basic Materials: 5.8%
2,530,000	#	Cascades, Inc., 5.500%, 07/15/22	$2,533,162	0.3
1,580,000	#	Constellium NV, 5.750%, 05/15/24	1,660,975	0.2
2,000,000	#, L	FMG Resources August 2006 Pty Ltd., 6.875%, 04/01/22	2,152,500	0.3
1,000,000	#, L	FMG Resources August 2006 Pty Ltd., 8.250%, 11/01/19	1,092,500	0.1
2,000,000	#	INEOS Finance PLC, 7.500%, 05/01/20	2,185,000	0.2
1,000,000	#	INEOS Group Holdings SA, 5.875%, 02/15/19	1,027,500	0.1
1,250,000	#	INEOS Group Holdings SA, 6.125%, 08/15/18	1,298,438	0.2
1,600,000	#	Kinove German Bondco GmbH, 9.625%, 06/15/18	1,728,000	0.2
4,000,000		Momentive Performance Materials, Inc., 8.875%, 10/15/20	4,290,000	0.5
3,000,000		Novelis, Inc./GA, 8.750%, 12/15/20	3,345,000	0.4
500,000	#, &	Orion Engineered Carbons Finance & Co. SCA, 9.250%, 08/01/19	522,750	0.0
3,000,000	#, L	Perstorp Holding AB, 8.750%, 05/15/17	3,232,500	0.3
1,295,000	#	PQ Corp., 8.750%, 05/01/18	1,409,931	0.1
3,000,000	#	Prince Mineral Holding Corp., 12.000%, 12/15/19	3,397,500	0.4
500,000	#	Rain CII Carbon, LLC / CII Carbon Corp., 8.000%, 12/01/18	527,500	0.1
1,000,000	#	Rain CII Carbon, LLC / CII Carbon Corp., 8.250%, 01/15/21	1,055,000	0.1
1,000,000	#	Taminco Global Chemical Corp., 9.750%, 03/31/20	1,122,500	0.1
2,610,000	#	US Coatings Acquisition, Inc. / Axalta Coating Systems Dutch Holding B BV, 7.375%, 05/01/21	2,857,950	0.3
16,210,000		Other Securities(a)	17,188,400	1.9
			52,627,106	5.8

CORPORATE BONDS/NOTES: (continued)
		Communications: 19.6%
2,000,000	#	Altice Financing SA, 6.500%, 01/15/22	$2,135,000	0.2
3,000,000	#, L	Altice Finco SA, 8.125%, 01/15/24	3,322,500	0.4
3,360,000	#	Altice SA, 7.750%, 05/15/22	3,595,200	0.4
4,058,000	#	CBS Outdoor Americas Capital LLC / CBS Outdoor Americas Capital Corp., 5.625%, 02/15/24	4,200,030	0.5
8,500,000		CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%–8.125%, 10/30/17–09/01/23	8,770,625	1.0
3,000,000	#	Cequel Communications Holdings I LLC / Cequel Capital Corp., 5.125%, 12/15/21	3,003,750	0.3
1,250,000	#	Cequel Communications Holdings I, LLC / Cequel Capital Corp., 6.375%, 09/15/20	1,334,375	0.2
2,250,000		Clear Channel Worldwide Holdings, Inc., 6.500%, 11/15/22	2,435,625	0.3
1,000,000		Clear Channel Worldwide Holdings, Inc., 6.500%, 11/15/22	1,072,500	0.1
3,500,000		Clear Channel Worldwide Holdings, Inc., 7.625%, 03/15/20	3,793,125	0.4
1,000,000	#	CommScope, Inc., 5.500%, 06/15/24	1,021,250	0.1
1,350,000	#	CSC Holdings LLC, 5.250%, 06/01/24	1,331,437	0.2
3,430,000		DISH DBS Corp., 5.000%, 03/15/23	3,502,887	0.4
3,430,000		DISH DBS Corp., 6.750%, 06/01/21	3,918,775	0.4
3,400,000		DISH DBS Corp., 5.875%–7.875%, 09/01/19–07/15/22	3,943,500	0.5
1,900,000	#	Harron Communications L.P./Harron Finance Corp., 9.125%, 04/01/20	2,128,000	0.2
670,000	#	Inmarsat Finance PLC, 4.875%, 05/15/22	678,375	0.1
7,000,000		Intelsat Jackson Holdings SA, 5.500%–8.500%, 11/01/19–08/01/23	7,400,000	0.8
2,175,000	#	Lamar Media Corp., 5.375%, 01/15/24	2,262,000	0.3
3,725,000		Mediacom Broadband LLC / Mediacom Broadband Corp., 6.375%, 04/01/23	3,948,500	0.4
2,250,000		Nielsen Finance LLC / Nielsen Finance Co., 4.500%, 10/01/20	2,278,125	0.2
925,000	#	Nielsen Finance LLC / Nielsen Finance Co., 5.000%, 04/15/22	936,563	0.1
2,208,000		Nielsen Finance, LLC / Nielsen Finance Co., 7.750%, 10/15/18	2,340,480	0.3

See Accompanying Notes to Financial Statements

50

VOYA HIGH YIELD PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2014 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: (continued)
		Communications: (continued)
4,705,000	#	Numericable Group SA, 6.000%, 05/15/22	$4,899,081	0.6
2,015,000	#	Numericable Group SA, 6.250%, 05/15/24	2,105,675	0.2
500,000	#	Sable International Finance Ltd., 8.750%, 02/01/20	565,000	0.1
1,970,000	#	SBA Communications Corp., 4.875%, 07/15/22	1,950,300	0.2
1,000,000		Sinclair Television Group, Inc., 5.375%, 04/01/21	1,011,250	0.1
4,350,000		Sinclair Television Group, Inc., 6.125%, 10/01/22	4,567,500	0.5
6,440,000	#, L	Sirius XM Radio, Inc., 5.750%, 08/01/21	6,794,200	0.7
1,340,000	#	Sirius XM Radio, Inc., 6.000%, 07/15/24	1,396,950	0.2
5,500,000		Sprint Capital Corp., 6.900%, 05/01/19	6,091,250	0.7
2,000,000	#	Sprint Corp., 7.125%, 06/15/24	2,125,000	0.2
500,000	#	Sprint Corp., 7.250%, 09/15/21	553,125	0.1
1,250,000	#	Sprint Corp., 7.875%, 09/15/23	1,393,750	0.1
7,000,000		Sprint Nextel Corp., 6.000%, 11/15/22	7,175,000	0.8
2,000,000		Sprint Nextel Corp., 8.750%, 03/15/32	2,320,000	0.3
6,450,000	L	T-Mobile USA, Inc., 6.250%–6.836%, 04/01/21–04/28/23	6,991,188	0.8
6,000	#	Univision Communications, Inc., 6.750%, 09/15/22	6,668	0.0
1,325,000	#	Univision Communications, Inc., 6.875%, 05/15/19	1,417,750	0.2
4,500,000	#	Univision Communications, Inc., 7.875%, 11/01/20	4,972,500	0.5
3,140,000	#	West Corp., 5.375%, 07/15/22	3,108,600	0.3
2,000,000	#	Wind Acquisition Finance S.A., 7.250%, 02/15/18	2,115,000	0.2
2,600,000	#	Wind Acquisition Finance SA, 4.750%, 07/15/20	2,626,000	0.3
2,690,000	#	Wind Acquisition Finance SA, 7.375%, 04/23/21	2,878,300	0.3
36,645,000		Other Securities	39,729,483	4.4
			176,146,192	19.6

		Consumer, Cyclical: 13.4%
750,000	#	Allegion US Holding Co., Inc., 5.750%, 10/01/21	793,125	0.1
4,000,000	L	AMC Entertainment, Inc., 5.875%, 02/15/22	4,180,000	0.5
2,930,000	#	Ashton Woods USA LLC, 6.875%, 02/15/21	2,937,325	0.3
3,000,000	#	Building Materials Holding Corp., 9.000%, 09/15/18	3,247,500	0.4
2,000,000	L	Caesars Entertainment Operating Co., Inc., 8.500%, 02/15/20	1,700,000	0.2

CORPORATE BONDS/NOTES: (continued)
		Consumer, Cyclical: (continued)
3,000,000	#	Caesars Entertainment Resort Properties LLC, 8.000%, 10/01/20	$3,150,000	0.3
2,500,000	#, L	Caesars Entertainment Resort Properties LLC, 11.000%, 10/01/21	2,700,000	0.3
3,500,000	#	Carlson Wagonlit BV, 6.875%, 06/15/19	3,780,000	0.4
3,000,000	#	CDR DB Sub, Inc., 7.750%, 10/15/20	2,640,000	0.3
2,635,000	#	Cedar Fair L.P. / Canada’s Wonderland Co. / Magnum Management Corp., 5.375%, 06/01/24	2,671,231	0.3
2,685,000	#	Century Communities, Inc., 6.875%, 05/15/22	2,758,837	0.3
3,000,000		Chrysler Group LLC/CG Co-Issuer, Inc., 8.250%, 06/15/21	3,405,000	0.4
2,000,000		Chrysler Group, LLC/CG Co-Issuer, Inc., 8.000%, 06/15/19	2,182,500	0.2
4,000,000		HD Supply, Inc., 8.125%–11.500%, 04/15/19–07/15/20	4,593,750	0.5
3,560,000	#	Hot Topic, Inc., 9.250%, 06/15/21	3,969,400	0.5
1,500,000	#	Jaguar Land Rover PLC, 5.625%, 02/01/23	1,599,375	0.2
1,000,000	#	Jaguar Land Rover PLC, 8.125%, 05/15/21	1,130,000	0.1
2,000,000	#, L	K Hovnanian Enterprises, Inc., 7.000%, 01/15/19	2,046,250	0.2
2,000,000	#	MCE Finance Ltd., 5.000%, 02/15/21	2,030,000	0.2
3,335,000	L	Meritor, Inc., 6.250%, 02/15/24	3,510,088	0.4
1,000,000		MGM Mirage, 7.500%, 06/01/16	1,106,250	0.1
3,500,000		MGM Resorts International, 6.625%, 12/15/21	3,898,125	0.4
5,000,000		MGM Resorts International, 6.750%–10.000%, 11/01/16–10/01/20	5,808,750	0.7
665,000	#	Michaels Stores, Inc., 5.875%, 12/15/20	680,295	0.1
2,000,000	#, &	MISA Investments Ltd., 8.625%, 08/15/18	2,052,500	0.2
2,600,000	#, &	Neiman Marcus Group LLC/The, 8.750%, 10/15/21	2,847,000	0.3
2,955,000	#	Oshkosh Corp., 5.375%, 03/01/22	3,058,425	0.3
2,500,000	#, L	Petco Animal Supplies, Inc., 9.250%, 12/01/18	2,690,625	0.3
1,000,000	#, &	Petco Holdings, Inc., 8.500%, 10/15/17	1,027,500	0.1
1,500,000	#	Schaeffler Finance BV, 4.750%, 05/15/21	1,552,500	0.2
1,900,000	#, &	Schaeffler Holding Finance BV, 6.875%, 08/15/18	2,011,625	0.2

See Accompanying Notes to Financial Statements

51

VOYA HIGH YIELD PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2014 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: (continued)
		Consumer, Cyclical: (continued)
4,000,000		Sonic Automotive, Inc., 5.000%, 05/15/23	$3,950,000	0.4
1,250,000	#	Studio City Finance Ltd., 8.500%, 12/01/20	1,390,625	0.2
2,300,000	#	Viking Cruises Ltd., 8.500%, 10/15/22	2,553,000	0.3
505,000	#	WMG Acquisition Corp., 5.625%, 04/15/22	509,419	0.1
2,540,000	#	WMG Acquisition Corp., 6.750%, 04/15/22	2,552,700	0.3
26,253,666		Other Securities(a)	27,602,280	3.1
			120,316,000	13.4
		Consumer, Non-cyclical: 19.6%
3,490,000	#	Acadia Healthcare Co., Inc., 5.125%, 07/01/22	3,516,175	0.4
2,616,000	#	Albea Beauty Holdings SA, 8.375%, 11/01/19	2,857,980	0.3
1,000,000	#	Ashtead Capital, Inc., 6.500%, 07/15/22	1,097,500	0.1
5,000,000		Biomet, Inc., 6.500%, 10/01/20	5,362,500	0.6
2,500,000	#	Brand Energy & Infrastructure Services, Inc., 8.500%, 12/01/21	2,675,000	0.3
1,328,000	#	Bumble Bee Acquisition Corp., 9.000%, 12/15/17	1,420,960	0.2
2,570,000	#	C&S Group Enterprises LLC, 5.375%, 07/15/22	2,579,637	0.3
1,000,000	#, &	Capsugel SA, 7.000%, 05/15/19	1,031,875	0.1
350,000	#	Ceridian Corp., 8.875%, 07/15/19	397,250	0.0
2,500,000	#	Ceridian HCM Holding, Inc., 11.000%, 03/15/21	2,900,000	0.3
670,000	#	Ceridian LLC / Comdata, Inc., 8.125%, 11/15/17	678,375	0.1
500,000	#	CHS/Community Health Systems, Inc., 5.125%, 08/01/21	515,000	0.0
750,000	#	CHS/Community Health Systems, Inc., 6.875%, 02/01/22	798,750	0.1
3,000,000		CHS/Community Health Systems, Inc., 5.125%–7.125%, 08/15/18–07/15/20	3,226,250	0.4
2,000,000	#, &	ConvaTec Finance International SA, 8.250%, 01/15/19	2,050,000	0.2
3,000,000	#	ConvaTec Healthcare SA, 10.500%, 12/15/18	3,251,250	0.4
3,180,000	#	Diamond Foods, Inc., 7.000%, 03/15/19	3,339,000	0.4
2,880,000	#	Envision Healthcare Corp., 5.125%, 07/01/22	2,912,400	0.3
1,000,000	#	First Quality Finance Co., Inc., 4.625%, 05/15/21	950,000	0.1
1,250,000	#	Forest Laboratories, Inc., 5.000%, 12/15/21	1,372,950	0.2
1,000,000	#	Fresenius Medical Care US Finance II, Inc., 5.625%, 07/31/19	1,095,000	0.1

CORPORATE BONDS/NOTES: (continued)
		Consumer, Non-cyclical: (continued)
1,375,000	#	Fresenius US Finance II, Inc., 9.000%, 07/15/15	$1,488,437	0.2
3,390,000	#	Grifols Worldwide Operations Ltd., 5.250%, 04/01/22	3,525,600	0.4
4,380,000		HCA Holdings, Inc., 6.250%, 02/15/21	4,713,975	0.5
1,500,000		HCA Holdings, Inc., 7.750%, 05/15/21	1,648,125	0.2
3,500,000		HCA, Inc., 7.500%, 02/15/22	4,046,875	0.4
5,500,000		HCA, Inc., 5.875%–8.000%, 10/01/18–05/01/23	6,086,250	0.7
670,000	#	Hearthside Group Holdings LLC/Hearthside Finance Co., 6.500%, 05/01/22	671,675	0.1
5,000,000		Hertz Corp., 6.750%–7.375%, 04/15/19–01/15/21	5,387,500	0.6
3,500,000		Immucor, Inc., 11.125%, 08/15/19	3,920,000	0.4
1,000,000	#	Jaguar Holding Co., 9.500%, 12/01/19	1,097,500	0.1
2,250,000	#	JBS USA LLC / JBS USA Finance, Inc., 5.875%, 07/15/24	2,250,000	0.2
2,540,000	#	Live Nation Entertainment, Inc., 5.375%, 06/15/22	2,584,450	0.3
900,000	#	Logo Merger Sub Corp., 8.375%, 10/15/20	958,500	0.1
2,710,000	#	MPH Acquisition Holdings LLC, 6.625%, 04/01/22	2,845,500	0.3
3,365,000	#	Quad/Graphics, Inc., 7.000%, 05/01/22	3,381,825	0.4
3,500,000		Reynolds Group Issuer, Inc., 5.750%, 10/15/20	3,710,000	0.4
3,750,000		Reynolds Group Issuer, Inc., 9.875%, 08/15/19	4,176,563	0.5
5,500,000	L	Reynolds Group Issuer, Inc., 8.250%–9.000%, 05/15/18–02/15/21	5,838,750	0.6
4,000,000	L	RR Donnelley & Sons Co., 6.000%–7.000%, 02/15/22–04/01/24	4,335,000	0.5
3,000,000	#	Safway Group Holding LLC / Safway Finance Corp., 7.000%, 05/15/18	3,195,000	0.4
3,000,000	#	Salix Pharmaceuticals Ltd, 6.000%, 01/15/21	3,225,000	0.4
3,000,000	#	Select Medical Corp., 6.375%, 06/01/21	3,150,000	0.3
3,310,000		ServiceMaster Co/TN, 7.000%, 08/15/20	3,537,563	0.4
2,000,000	#	STHI Holding Corp., 8.000%, 03/15/18	2,122,500	0.2
5,500,000		Tenet Healthcare Corp., 4.500%–8.125%, 08/01/20–04/01/22	5,801,875	0.6
6,550,000	L	United Rentals North America, Inc., 5.750%–8.375%, 07/15/18–06/15/23	7,265,750	0.8

See Accompanying Notes to Financial Statements

52

SUMMARY PORTFOLIO OF INVESTMENTS
VOYA HIGH YIELD PORTFOLIO	AS OF JUNE 30, 2014 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: (continued)
		Consumer, Non-cyclical: (continued)
1,500,000	#	Valeant Pharmaceuticals International, 5.625%, 12/01/21	$1,545,000	0.2
1,000,000	#	Valeant Pharmaceuticals International, 6.750%, 10/01/17	1,045,000	0.1
2,150,000	#	Valeant Pharmaceuticals International, 6.875%, 12/01/18	2,257,500	0.2
3,000,000	#	Valeant Pharmaceuticals International, 7.000%, 10/01/20	3,202,500	0.4
500,000	#	Valeant Pharmaceuticals International, 7.250%, 07/15/22	541,875	0.1
1,000,000	#	VPI Escrow Corp., 6.375%, 10/15/20	1,066,250	0.1
30,382,000		Other Securities(a)	32,112,220	3.6
			176,762,410	19.6

		Diversified: 0.4%
1,285,000	#	Carlson Travel Holdings, Inc., 7.500%, 08/15/19	1,313,913	0.2
1,250,000	#	Nielsen Co. Luxembourg SARL/The, 5.500%, 10/01/21	1,296,875	0.1
1,000,000		Other Securities	1,033,750	0.1
			3,644,538	0.4

		Energy: 15.1%
735,000	#, L	Alpha Natural Resources, Inc., 7.500%, 08/01/20	712,950	0.1
250,000	#, L	Arch Coal, Inc., 8.000%, 01/15/19	248,125	0.0
2,690,000	#	Athlon Holdings L.P. / Athlon Finance Corp., 6.000%, 05/01/22	2,790,875	0.3
1,330,000	#	Baytex Energy Corp., 5.125%, 06/01/21	1,339,975	0.2
1,330,000	#	Baytex Energy Corp., 5.625%, 06/01/24	1,336,650	0.1
3,600,000		Berry Petroleum Co., 6.375%, 09/15/22	3,852,000	0.4
3,575,000		Bonanza Creek Energy, Inc., 6.750%, 04/15/21	3,843,125	0.4
2,000,000		Calumet Specialty Products Partners L.P./Calumet Finance Corp., 7.625%, 01/15/22	2,160,000	0.2
2,710,000	#	Calumet Specialty Products Partners L.P./Calumet Finance Corp., 6.500%, 04/15/21	2,777,750	0.3
3,500,000		Chesapeake Energy Corp., 5.750%–7.250%, 12/15/18–03/15/23	3,975,500	0.4
3,000,000	#	CrownRock L.P. / CrownRock Finance, Inc., 7.125%, 04/15/21	3,180,000	0.4
500,000	#	Energy XXI Gulf Coast, Inc., 6.875%, 03/15/24	511,250	0.1
3,000,000		EP Energy, LLC, 9.375%, 05/01/20	3,450,000	0.4
919,000	#	Expro Finance Luxembourg SCA, 8.500%, 12/15/16	963,801	0.1

CORPORATE BONDS/NOTES: (continued)
		Energy: (continued)
3,250,000	#	Hilcorp Energy I L.P./Hilcorp Finance Co., 5.000%, 12/01/24	$3,258,125	0.4
3,500,000	#	Legacy Reserves L.P. / Legacy Reserves Finance Corp., 6.625%, 12/01/21	3,570,000	0.4
2,365,000	#, L	Lonestar Resources America, Inc., 8.750%, 04/15/19	2,400,475	0.3
1,950,000	#	Memorial Resource Development Corp., 5.875%, 07/01/22	1,974,375	0.2
1,000,000	#	Murray Energy Corp., 8.625%, 06/15/21	1,087,500	0.1
2,305,000	#	Oasis Petroleum, Inc., 6.875%, 03/15/22	2,523,975	0.3
3,350,000	#	Parsley Energy LLC / Parsley Finance Corp., 7.500%, 02/15/22	3,592,875	0.4
2,445,000	#	PetroBakken Energy Ltd., 8.625%, 02/01/20	2,579,475	0.3
3,000,000	#	RKI Exploration & Production LLC / RKI Finance Corp., 8.500%, 08/01/21	3,270,000	0.4
640,000	#	Rose Rock Midstream L.P. / Rose Rock Finance Corp., 5.625%, 07/15/22	649,600	0.1
1,310,000	#	Sanchez Energy Corp., 6.125%, 01/15/23	1,355,850	0.1
4,141,000	#	Sanchez Energy Corp., 7.750%, 06/15/21	4,513,690	0.5
5,260,000	±, X	SemGroup Corp. Escrow, 11/15/15	—	—
3,165,000	#	Seventy Seven Energy, Inc., 6.500%, 07/15/22	3,248,082	0.4
1,480,000	#	SunCoke Energy Partners L.P. / SunCoke Energy Partners Finance Corp., 7.375%, 02/01/20	1,587,300	0.2
3,455,000	#	Talos Production LLC, 9.750%, 02/15/18	3,679,575	0.4
3,500,000	#	Westmoreland Coal Co. / Westmoreland Partners, 10.750%, 02/01/18	3,766,875	0.4
58,141,000		Other Securities(a)	61,444,576	6.8
			135,644,349	15.1

		Financial: 5.0%
3,350,000	#	AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, 4.500%, 05/15/21	3,412,812	0.4
10,000,000	Z	Ally Financial, Inc., — %–2.360%, 06/15/15–11/01/31	11,287,937	1.2
1,000,000	#	CIT Group, Inc., 5.500%, 02/15/19	1,086,875	0.1
5,500,000		CIT Group, Inc., 4.250%–5.000%, 08/15/17–08/15/22	5,730,312	0.7
335,000	#	Forestar USA Real Estate Group, Inc., 8.500%, 06/01/22	348,400	0.0

See Accompanying Notes to Financial Statements

53

SUMMARY PORTFOLIO OF INVESTMENTS
VOYA HIGH YIELD PORTFOLIO	AS OF JUNE 30, 2014 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
4,000,000		Icahn Enterprises L.P. / Icahn Enterprises Finance Corp., 4.875%–6.000%, 03/15/19–08/01/20	$4,220,000	0.5
2,250,000	#	International Lease Finance Corp., 7.125%, 09/01/18	2,615,625	0.3
2,500,000		International Lease Finance Corp., 8.250%–8.625%, 09/15/15–12/15/20	2,865,000	0.3
499,200	#, ±	Lehman Brothers Holdings, Inc., 8.160%, 05/30/09	52,510	0.0
3,325,000	#	Outerwall, Inc., 5.875%, 06/15/21	3,366,563	0.4
2,685,000	#	Rayonier AM Products, Inc., 5.500%, 06/01/24	2,738,700	0.3
250,000	#, &	Sophia Holding Finance L.P. / Sophia Holding Finance, Inc., 9.625%, 12/01/18	261,250	0.0
6,745,000		Other Securities	7,030,388	0.8
			45,016,372	5.0

		Industrial: 11.0%
1,750,000	#	Accudyne Industries Borrower / Accudyne Industries LLC, 7.750%, 12/15/20	1,881,250	0.2
3,630,000		ADS Waste Holdings, Inc., 8.250%, 10/01/20	3,929,475	0.4
1,041,758	#, &	ARD Finance SA, 11.125%, 06/01/18	1,102,753	0.1
2,530,000	#, &, L	Ardagh Finance Holdings SA, 8.625%, 06/15/19	2,618,550	0.3
1,000,000	#	Ardagh Packaging Finance PLC / Ardagh MP Holdings USA, Inc., 7.375%, 10/15/17	1,055,925	0.1
441,176	#	Ardagh Packaging Finance PLC, 7.000%, 11/15/20	458,824	0.1
250,000	#	Ardagh Packaging Finance PLC, 7.375%, 10/15/17	263,981	0.0
3,520,000	#	BC Mountain LLC / BC Mountain Finance, Inc., 7.000%, 02/01/21	3,423,200	0.4
4,010,000		Berry Plastics Corp., 5.500%–9.750%, 01/15/21–05/15/22	4,313,819	0.5
1,000,000	#	Beverage Packaging Holdings Luxembourg II SA / Beverage Packaging Holdings II Is, 5.625%, 12/15/16	1,027,500	0.1
2,000,000	#	Building Materials Corp. of America, 6.750%, 05/01/21	2,160,000	0.2
1,000,000	#	Building Materials Corp. of America, 7.000%, 02/15/20	1,065,000	0.1
375,000	#	Building Materials Corp. of America, 7.500%, 03/15/20	401,250	0.1

CORPORATE BONDS/NOTES: (continued)
		Industrial: (continued)
750,000	#	Calcipar SA, 6.875%, 05/01/18	$795,000	0.1
1,500,000	#	Cleaver-Brooks, Inc., 8.750%, 12/15/19	1,685,625	0.2
4,000,000	#	Consolidated Container Co., LLC/Consolidated Container Capital, Inc., 10.125%, 07/15/20	4,040,000	0.5
2,680,000	#	CTP Transportation Products LLC / CTP Finance, Inc., 8.250%, 12/15/19	2,894,400	0.3
2,000,000	#	Darling Escrow Corp., 5.375%, 01/15/22	2,082,500	0.2
2,500,000	#	Dematic SA / DH Services Luxembourg Sarl, 7.750%, 12/15/20	2,693,750	0.3
300,000	#, L	Emeco Pty Ltd., 9.875%, 03/15/19	309,375	0.0
3,000,000	#, L	Gardner Denver, Inc., 6.875%, 08/15/21	3,165,000	0.4
3,280,000	#	Gates Global LLC / Gates Global Co., 6.000%, 07/15/22	3,296,400	0.4
2,500,000	#	Masonite International Corp., 8.250%, 04/15/21	2,737,500	0.3
1,400,000	#	Plastipak Holdings, Inc., 6.500%, 10/01/21	1,484,000	0.2
4,000,000	#	Roofing Supply Group, LLC / Roofing Supply Finance, Inc., 10.000%, 06/01/20	4,300,000	0.5
2,675,000	#	Sanmina Corp., 4.375%, 06/01/19	2,678,344	0.3
500,000	#	Sealed Air Corp., 6.500%, 12/01/20	565,000	0.1
1,750,000	#	Sealed Air Corp., 8.125%, 09/15/19	1,935,937	0.2
2,000,000	#	Sealed Air Corp., 8.375%, 09/15/21	2,300,000	0.2
2,830,000	#	Syncreon Group BV / Syncreon Global Finance US, Inc., 8.625%, 11/01/21	2,886,600	0.3
1,340,000	#	TransDigm, Inc., 6.000%, 07/15/22	1,378,525	0.1
1,340,000	#	TransDigm, Inc., 6.500%, 07/15/24	1,396,950	0.2
1,250,000	#	USG Corp., 8.375%, 10/15/18	1,321,250	0.1
3,015,000	#	Waterjet Holdings, Inc., 7.625%, 02/01/20	3,210,975	0.4
2,500,000	#	Wise Metals Group LLC / Wise Alloys Finance Corp., 8.750%, 12/15/18	2,725,000	0.3
675,000	#	Wise Metals Intermediate Holdings LLC/Wise Holdings Finance Corp., 9.750%, 06/15/19	691,031	0.1
22,750,000		Other Securities	24,660,212	2.7
			98,934,901	11.0

		Materials: 0.1%
1,000,000		Other Securities	1,105,000	0.1

See Accompanying Notes to Financial Statements

54

SUMMARY PORTFOLIO OF INVESTMENTS
VOYA HIGH YIELD PORTFOLIO	AS OF JUNE 30, 2014 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: (continued)
		Technology: 5.0%
550,000	#	Activision Blizzard, Inc., 5.625%, 09/15/21	$594,000	0.1
2,520,000	#	Activision Blizzard, Inc., 6.125%, 09/15/23	2,778,300	0.3
665,000	#	Advanced Micro Devices, Inc., 7.000%, 07/01/24	680,794	0.1
1,565,000	#	Audatex North America, Inc., 6.000%, 06/15/21	1,678,462	0.2
2,710,000	#	BCP Singapore VI Cayman Financing Co. Ltd., 8.000%, 04/15/21	2,784,525	0.3
3,000,000	#	BMC Software Finance, Inc., 8.125%, 07/15/21	3,101,250	0.3
1,850,000	#, &	Boxer Parent Co., Inc., 9.000%, 10/15/19	1,813,000	0.2
3,750,000		Emdeon, Inc., 11.000%, 12/31/19	4,326,562	0.5
2,586,000	#	Entegris, Inc., 6.000%, 04/01/22	2,676,510	0.3
3,000,000		First Data Corp., 10.625%, 06/15/21	3,510,000	0.4
2,340,000		First Data Corp., 11.750%, 08/15/21	2,784,600	0.3
4,000,000	#	First Data Corp., 6.750%, 11/01/20	4,340,000	0.5
2,750,000	#	First Data Corp., 8.250%, 01/15/21	3,025,000	0.3
1,335,000	#	iGATE Corp., 4.750%, 04/15/19	1,365,038	0.1
1,500,000	#	IMS Health, Inc., 6.000%, 11/01/20	1,578,750	0.2
2,360,000	#, &, L	Infor Software Parent LLC/ Infor Software Parent, Inc., 7.125%, 05/01/21	2,424,900	0.2
750,000	#	NCR Escrow Corp., 6.375%, 12/15/23	817,500	0.1
1,500,000	#	Sophia L.P. / Sophia Finance, Inc., 9.750%, 01/15/19	1,657,500	0.2
3,246,000		Other Securities	3,345,145	0.4
			45,281,836	5.0

		Utilities: 2.5%
2,800,000	#	Calpine Corp., 7.500%, 02/15/21	3,041,500	0.3
1,586,000	#	Calpine Corp., 7.875%, 07/31/20	1,728,740	0.2
784,000	#	Calpine Corp., 7.875%, 01/15/23	878,080	0.1
500,000	#	Ipalco Enterprises, Inc., 7.250%, 04/01/16	547,500	0.1
3,000,000	#	LBC Tank Terminals Holding Netherlands BV, 6.875%, 05/15/23	3,172,500	0.3
2,760,000	#	NGL Energy Partners L.P. / NGL Energy Finance Corp., 5.125%, 07/15/19	2,780,700	0.3
1,750,000	#	NRG Energy, Inc., 6.250%, 07/15/22	1,868,125	0.2

CORPORATE BONDS/NOTES: (continued)
		Utilities: (continued)
4,500,000		NRG Energy, Inc., 7.625%–8.250%, 01/15/18–05/15/21	$5,046,875	0.6
2,864,000		Other Securities	3,251,295	0.4
			22,315,315	2.5

		Total Corporate Bonds/Notes (Cost $841,091,605)	877,794,019	97.5

SHORT-TERM INVESTMENTS: 4.5%
		Securities Lending Collateralcc(1): 4.5%
9,663,319		Cantor Fitzgerald, Repurchase Agreement dated 06/30/14, 0.13%, due 07/01/14 (Repurchase Amount $9,663,353, collateralized by various U.S. Government/ U.S. Government Agency Obligations, 0.000%–10.500%, Market Value plus accrued interest $9,856,585, due 07/15/14–04/20/64)	9,663,319	1.1
2,697,083		Credit Suisse Securities, Repurchase Agreement dated 06/30/14, 0.06%, due 07/01/14 (Repurchase Amount $2,697,086, collateralized by various U.S. Government Securities, 0.000%, Market Value plus accrued interest $2,751,046, due 08/15/14–11/15/43)	2,697,082	0.3
9,663,319		HSBC Securities USA, Repurchase Agreement dated 06/30/14, 0.07%, due 07/01/14 (Repurchase Amount $9,663,338, collateralized by various U.S. Government Securities, 0.000%–6.375%, Market Value plus accrued interest $9,856,614, due 07/10/14–08/15/42)	9,663,319	1.0
9,000,000		Millenium Fixed Income Ltd., Repurchase Agreement dated 06/30/14, 0.15%, due 07/01/14 (Repurchase Amount $9,000,037, collateralized by various U.S. Government Securities, 0.750%–6.125%, Market Value plus accrued interest $9,180,000, due 12/31/17–04/15/28)	9,000,000	1.0

See Accompanying Notes to Financial Statements

55

SUMMARY PORTFOLIO OF INVESTMENTS
VOYA HIGH YIELD PORTFOLIO	AS OF JUNE 30, 2014 (UNAUDITED) (CONTINUED)

Principal Amount†		Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc(1): (continued)
9,663,319	Nomura Securities, Repurchase Agreement dated 06/30/14, 0.11%, due 07/01/14 (Repurchase Amount $9,663,348, collateralized by various U.S. Government/ U.S. Government Agency Obligations, 0.000%–8.875%, Market Value plus accrued interest $9,856,585, due 07/01/14–07/15/56)	$9,663,319	1.1
		40,687,039	4.5

	Total Short-Term Investments (Cost $40,687,039)	40,687,039	4.5

	Total Investments in Securities (Cost $881,778,644)	$918,481,058	102.0
	Liabilities in Excess of Other Assets	(18,438,910)	(2.0)
	Net Assets	$900,042,148	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2014.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

†	Unless otherwise indicated, principal amount is shown in USD.

#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

&	Payment-in-kind

cc	Securities purchased with cash collateral for securities loaned.

L	Loaned security, a portion or all of the security is on loan at June 30, 2014.

±	Defaulted security

X	Fair value determined by Voya funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.

Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.

(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

(a)	This grouping contains securities on loan.

Cost for federal income tax purposes is $881,982,298.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$39,181,168
Gross Unrealized Depreciation	(2,682,408)
Net Unrealized Appreciation	$36,498,760

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2014
Asset Table
Investments, at fair value
Corporate Bonds/Notes	$—	$877,794,019	$—	$877,794,019
Short-Term Investments	—	40,687,039	—	40,687,039
Total Investments, at fair value	$—	$918,481,058	$—	$918,481,058

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2014 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Foreign currency related transactions*	Swaps	Total
Credit contracts	$—	1,384,525	$1,384,525
Foreign exchange contracts	80,444	—	80,444
Total	$80,444	$1,384,525	$1,464,969

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Foreign currency related transactions*	Swaps	Total
Credit contracts	$—	$(1,462,626)	$(1,462,626)
Foreign exchange contracts	95,221	—	95,221
Total	$95,221	$(1,462,626)	$(1,367,405)

*	Amounts recognized for forward foreign currency contracts are included in net realized gain (loss) on foreign currency related transactions and net change in unrealized appreciation or depreciation on foreign currency related transactions.

See Accompanying Notes to Financial Statements

56

SUMMARY PORTFOLIO OF INVESTMENTS
VOYA LARGE CAP GROWTH PORTFOLIO	AS OF JUNE 30, 2014 (UNAUDITED)

Sector Diversification
as of June 30, 2014
(as a percentage of net assets)

Information Technology	27.4%
Consumer Discretionary	21.1%
Health Care	13.6%
Industrials	11.8%
Consumer Staples	9.9%
Energy	5.9%
Financials	5.4%
Materials	4.1%
Assets in Excess of Other Liabilities*	0.8%
Net Assets	100.0%

* Includes short-term investments.

Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets

COMMON STOCK: 99.2%
		Consumer Discretionary: 21.1%
109,175		Chipotle Mexican Grill, Inc.	$64,687,279	1.2
2,511,229		Comcast Corp. — Class A	134,802,773	2.5
1,287,295		Gap, Inc.	53,512,853	1.0
2,389,656		Hilton Worldwide Holdings, Inc.	55,678,985	1.0
1,443,098		Home Depot, Inc.	116,833,214	2.2
1,099,319		Macy’s, Inc.	63,782,488	1.2
661,314		Michael Kors Holdings Ltd.	58,625,486	1.1
942,594		Nike, Inc.	73,098,165	1.3
67,050	@	Priceline.com, Inc.	80,661,150	1.5
1,391,774		Starbucks Corp.	107,695,472	2.0
3,016,624		Twenty-First Century Fox, Inc. Class A	106,034,334	2.0
691,076	@	Ulta Salon Cosmetics & Fragrance, Inc.	63,171,257	1.2
1,196,889		Walt Disney Co.	102,621,263	1.9
696,083		Yum! Brands, Inc.	56,521,940	1.0
			1,137,726,659	21.1

		Consumer Staples: 9.9%
847,899		Costco Wholesale Corp.	97,644,049	1.8
1,527,796		CVS Caremark Corp.	115,149,985	2.1
1,290,081		Estee Lauder Cos., Inc.	95,801,415	1.8
748,936		Kimberly-Clark Corp.	83,296,662	1.6
1,588,751		PepsiCo, Inc.	141,939,014	2.6
			533,831,125	9.9

		Energy: 5.9%
689,764		Anadarko Petroleum Corp.	75,508,465	1.4
655,285		EOG Resources, Inc.	76,576,605	1.4
1,676,953		Halliburton Co.	119,080,433	2.2
452,327		Other Securities	48,353,756	0.9
			319,519,259	5.9

		Financials: 5.4%
693,243		Ameriprise Financial, Inc.	83,189,160	1.5
285,273		Blackrock, Inc.	91,173,251	1.7

COMMON STOCK: (continued)
		Financials: (continued)
839,092		Prudential Financial, Inc.	$74,486,197	1.4
476,146		Other Securities	42,895,993	0.8
			291,744,601	5.4

		Health Care: 13.6%
984,130		AbbVie, Inc.	55,544,297	1.0
388,939	@	Actavis PLC	86,752,844	1.6
537,292		Allergan, Inc.	90,920,552	1.7
451,541		Amgen, Inc.	53,448,908	1.0
1,277,883		Bristol-Myers Squibb Co.	61,990,104	1.2
749,945		Celgene Corp.	64,405,277	1.2
1,070,986	@	Gilead Sciences, Inc.	88,795,449	1.6
616,076		McKesson Corp.	114,719,512	2.1
1,002,071		St. Jude Medical, Inc.	69,393,417	1.3
287,855		Other Securities	44,977,344	0.9
			730,947,704	13.6

		Industrials: 11.8%
1,100,312		Ametek, Inc.	57,524,311	1.1
844,548		Boeing Co.	107,451,842	2.0
1,107,695		Danaher Corp.	87,208,827	1.6
1,038,531	@	Ingersoll-Rand PLC — Class A	64,918,573	1.2
462,662		Roper Industries, Inc.	67,553,279	1.3
1,045,980		Union Pacific Corp.	104,336,505	1.9
2,493,740		Other Securities	145,873,992	2.7
			634,867,329	11.8

		Information Technology: 27.4%
3,181,966		Apple, Inc.	295,700,100	5.5
772,857	@	Check Point Software Technologies	51,804,605	1.0
1,639,184		Cognizant Technology Solutions Corp.	80,172,490	1.5
2,379,728		EMC Corp.	62,682,036	1.2
1,351,007		Facebook, Inc.	90,909,261	1.7
161,033		Google, Inc.	92,639,064	1.7
197,909		Google, Inc. — Class A	115,711,455	2.1
1,140,196		Intuit, Inc.	91,819,984	1.7
1,323,373		Mastercard, Inc.	97,228,214	1.8
4,488,219		Microsoft Corp.	187,158,732	3.5
2,924,163		Oracle Corp.	118,516,326	2.2
893,747	@	TE Connectivity Ltd.	55,269,314	1.0
343,534		Visa, Inc.	72,386,049	1.3
676,102		VMware, Inc.	65,453,435	1.2
			1,477,451,065	27.4

		Materials: 4.1%
1,415,428		International Paper Co.	71,436,651	1.3
1,087,658	@	LyondellBasell Industries NV — Class A	106,209,804	2.0
365,406		Other Securities	45,580,744	0.8
			223,227,199	4.1

		Total Common Stock (Cost $4,456,644,971)	5,349,314,941	99.2

See Accompanying Notes to Financial Statements

57

SUMMARY PORTFOLIO OF INVESTMENTS
VOYA LARGE CAP GROWTH PORTFOLIO	AS OF JUNE 30, 2014 (UNAUDITED) (CONTINUED)

Shares		Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: 1.5%
	Mutual Funds: 1.5%
79,788,600	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.030%†† (Cost $79,788,600)	$79,788,600	1.5

	Total Short-Term Investments (Cost $79,788,600)	79,788,600	1.5

	Total Investments in Securities (Cost $4,536,433,571)	$5,429,103,541	100.7
	Liabilities in Excess of Other Assets	(37,602,286)	(0.7)
	Net Assets	$5,391,501,255	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2014.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

††	Rate shown is the 7-day yield as of June 30, 2014.

@	Non-income producing security

Cost for federal income tax purposes is $4,552,251,392.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$920,736,271
Gross Unrealized Depreciation	(43,884,122)
Net Unrealized Appreciation	$876,852,149

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2014
Asset Table
Investments, at fair value
Common Stock*	$5,349,314,941	$—	$—	$5,349,314,941
Short-Term Investments	79,788,600	—	—	79,788,600
Total Investments, at fair value	$5,429,103,541	$—	$—	$5,429,103,541

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

*	For further breakdown of Common Stock by sector, please refer to the Summary Portfolio of Investments.

See Accompanying Notes to Financial Statements

58

SUMMARY PORTFOLIO OF INVESTMENTS
VOYA LARGE CAP VALUE PORTFOLIO	AS OF JUNE 30, 2014 (UNAUDITED)

Sector Diversification
as of June 30, 2014
(as a percentage of net assets)

Financials	25.1%
Energy	16.0%
Health Care	12.8%
Industrials	9.6%
Information Technology	9.2%
Utilities	7.1%
Consumer Staples	6.7%
Consumer Discretionary	5.6%
Materials	3.9%
Telecommunication Services	1.9%
Exchange-Traded Funds	1.0%
Assets in Excess of Other Liabilities*	1.1%
Net Assets	100.0%

* Includes short-term investments.

Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets

COMMON STOCK: 97.9%
		Consumer Discretionary: 5.6%
179,678		Home Depot, Inc.	$14,546,731	1.2
196,195		Macy’s, Inc.	11,383,234	1.0
146,698		Nike, Inc.	11,376,430	1.0
527,379		Other Securities	29,262,903	2.4
			66,569,298	5.6

		Consumer Staples: 6.7%
450,465		Altria Group, Inc.	18,892,502	1.6
268,144		CVS Caremark Corp.	20,210,013	1.7
157,986		Kimberly-Clark Corp.	17,571,203	1.5
202,616		Kraft Foods Group, Inc.	12,146,829	1.0
145,561		Other Securities	10,794,804	0.9
			79,615,351	6.7

		Energy: 16.0%
141,410		Anadarko Petroleum Corp.	15,480,153	1.3
208,727		ConocoPhillips	17,894,166	1.5
452,377		ExxonMobil Corp.	45,545,316	3.8
192,258		Hess Corp.	19,012,394	1.6
350,007	@	Noble Corp. PLC	11,746,235	1.0
323,510		Occidental Petroleum Corp.	33,201,831	2.8
255,661		Royal Dutch Shell PLC — Class A ADR	21,058,796	1.8
242,137	L	Total S.A. ADR	17,482,291	1.4
134,489		Other Securities	9,550,064	0.8
			190,971,246	16.0

		Financials: 25.1%
121,704		Ameriprise Financial, Inc.	14,604,480	1.2
254,416		Arthur J. Gallagher & Co.	11,855,786	1.0
463,736		Blackstone Group LP	15,507,332	1.3
296,107		Discover Financial Services	18,352,712	1.5

COMMON STOCK: (continued)
		Financials: (continued)
225,877		Extra Space Storage, Inc.	$12,027,950	1.0
549,603		Fifth Third Bancorp.	11,734,024	1.0
335,496		Gaming and Leisure Properties, Inc.	11,396,799	1.0
426,186		Invesco Ltd.	16,088,521	1.4
815,612		JPMorgan Chase & Co.	46,995,563	4.0
236,013		Lincoln National Corp.	12,140,509	1.0
211,711		Prudential Financial, Inc.	18,793,585	1.6
362,890		Weingarten Realty Investors	11,917,308	1.0
915,701		Wells Fargo & Co.	48,129,245	4.0
502,679	@	XL Group PLC	16,452,684	1.4
1,934,784		Other Securities	32,835,762	2.7
			298,832,260	25.1

		Health Care: 12.8%
427,989		Abbott Laboratories	17,504,750	1.5
177,340		Cardinal Health, Inc.	12,158,431	1.0
282,142		Medtronic, Inc.	17,989,374	1.5
568,682		Merck & Co., Inc.	32,898,254	2.8
1,362,397		Pfizer, Inc.	40,435,943	3.4
282,875		UnitedHealth Group, Inc.	23,125,031	1.9
167,787		Other Securities	8,139,347	0.7
			152,251,130	12.8

		Industrials: 9.6%
132,662		Boeing Co.	16,878,586	1.4
187,938		Caterpillar, Inc.	20,423,223	1.7
124,416		General Dynamics Corp.	14,500,685	1.2
1,078,660		General Electric Co.	28,347,185	2.4
96,262		Hubbell, Inc.	11,854,665	1.0
116,274		Union Pacific Corp.	11,598,331	1.0
61,395		Other Securities	10,268,928	0.9
			113,871,603	9.6

		Information Technology: 9.2%
267,460		Apple, Inc.	24,855,058	2.1
1,043,870		Cisco Systems, Inc.	25,940,169	2.2
244,495		Microchip Technology, Inc.	11,933,801	1.0
705,707		Microsoft Corp.	29,427,982	2.4
866,355		Other Securities	18,143,589	1.5
			110,300,599	9.2

		Materials: 3.9%
490,236		Freeport-McMoRan Copper & Gold, Inc.	17,893,614	1.5
323,635		International Paper Co.	16,333,859	1.4
663,875		Steel Dynamics, Inc.	11,916,556	1.0
			46,144,029	3.9

		Telecommunication Services: 1.9%
620,751		CenturyTel, Inc.	22,471,186	1.9

		Utilities: 7.1%
817,951		CenterPoint Energy, Inc.	20,890,469	1.8
260,496		DTE Energy Co.	20,284,823	1.7
276,358		Entergy Corp.	22,686,228	1.9
356,269		Pinnacle West Capital Corp.	20,606,599	1.7
			84,468,119	7.1

		Total Common Stock (Cost $1,048,365,585)	1,165,494,821	97.9

See Accompanying Notes to Financial Statements

59

SUMMARY PORTFOLIO OF INVESTMENTS
VOYA LARGE CAP VALUE PORTFOLIO	AS OF JUNE 30, 2014 (UNAUDITED) (CONTINUED)

Shares		Value	Percentage of Net Assets

EXCHANGE-TRADED FUNDS: 1.0%
117,449	iShares Russell 1000 Value Index Fund	$11,894,060	1.0

	Total Exchange-Traded Funds (Cost $11,798,981)	11,894,060	1.0

	Total Long-Term Investments (Cost $1,060,164,566)	1,177,388,881	98.9

Principal Amount†		Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: 2.3%
	Securities Lending Collateralcc(1): 0.6%
1,013,980	Cantor Fitzgerald, Repurchase Agreement dated 06/30/14, 0.13%, due 07/01/14 (Repurchase Amount $1,013,984, collateralized by various U.S. Government/ U.S. Government Agency Obligations, 0.000%–10.500%, Market Value plus accrued interest $1,034,260, due 07/15/14–04/20/64)	1,013,980	0.1
1,663,780	Daiwa Capital Markets, Repurchase Agreement dated 06/30/14, 0.14%, due 07/01/14 (Repurchase Amount $1,663,786, collateralized by various U.S. Government Agency Obligations, 0.000%–6.500%, Market Value plus accrued interest $1,697,056, due 01/01/17–03/01/48)	1,663,780	0.1
1,663,780	HSBC Securities USA, Repurchase Agreement dated 06/30/14, 0.07%, due 07/01/14 (Repurchase Amount $1,663,783, collateralized by various U.S. Government Securities, 0.000%–6.375%, Market Value plus accrued interest $1,697,061, due 07/10/14–08/15/42)	1,663,780	0.2
1,000,000	Millenium Fixed Income Ltd., Repurchase Agreement dated 06/30/14, 0.15%, due 07/01/14 (Repurchase Amount $1,000,004, collateralized by various U.S. Government Securities, 0.750%–6.125%, Market Value plus accrued interest $1,020,000, due 12/31/17–04/15/28)	1,000,000	0.1

SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc(1): (continued)
1,663,780	Nomura Securities, Repurchase Agreement dated 06/30/14, 0.11%, due 07/01/14 (Repurchase Amount $1,663,785, collateralized by various U.S. Government/ U.S. Government Agency Obligations, 0.000%–8.875%, Market Value plus accrued interest $1,697,056, due 07/01/14–07/15/56)	$1,663,780	0.1
		7,005,320	0.6

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.7%
20,325,088	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.030%†† (Cost $20,325,088)	20,325,088	1.7

	Total Short-Term Investments (Cost $27,330,408)	27,330,408	2.3

	Total Investments in Securities (Cost $1,087,494,974)	$1,204,719,289	101.2
	Liabilities in Excess of Other Assets	(14,774,685)	(1.2)
	Net Assets	$1,189,944,604	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2014.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

†	Unless otherwise indicated, principal amount is shown in USD.

††	Rate shown is the 7-day yield as of June 30, 2014.

@	Non-income producing security

ADR	American Depositary Receipt

cc	Securities purchased with cash collateral for securities loaned.

L	Loaned security, a portion or all of the security is on loan at June 30, 2014.

(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

Cost for federal income tax purposes is $1,088,296,611.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$120,605,203
Gross Unrealized Depreciation	(4,182,525)
Net Unrealized Appreciation	$116,422,678

See Accompanying Notes to Financial Statements

60

SUMMARY PORTFOLIO OF INVESTMENTS
VOYA LARGE CAP VALUE PORTFOLIO	AS OF JUNE 30, 2014 (UNAUDITED) (CONTINUED)

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2014
Asset Table
Investments, at fair value
Common Stock*	$1,165,494,821	$—	$—	$1,165,494,821
Exchange-Traded Funds	11,894,060	—	—	11,894,060
Short-Term Investments	20,325,088	7,005,320	—	27,330,408
Total Investments, at fair value	$1,197,713,969	$7,005,320	$—	$1,204,719,289

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

*	For further breakdown of Common Stock by sector, please refer to the Summary Portfolio of Investments.

See Accompanying Notes to Financial Statements

61

VOYA LIMITED MATURITY	SUMMARY PORTFOLIO OF INVESTMENTS
BOND PORTFOLIO	AS OF JUNE 30, 2014 (UNAUDITED)

Investment Type Allocation
as of June 30, 2014
(as a percentage of net assets)

Corporate Bonds/Notes	38.2%
U.S. Treasury Obligations	28.9%
Asset-Backed Securities	16.9%
Collateralized Mortgage Obligations	10.2%
U.S. Government Agency Obligations	4.3%
Purchased Options	0.0%
Assets in Excess of Other Liabilities*	1.5%
Net Assets	100.0%

* Includes short-term investments.

Portfolio holdings are subject to change daily.

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: 38.2%
		Basic Materials: 0.9%
770,000	#	Xstrata Finance Canada Ltd., 2.050%, 10/23/15	$778,934	0.3
1,675,000		Other Securities	1,682,419	0.6
			2,461,353	0.9

		Communications: 3.5%
1,225,000		AT&T, Inc., 0.800%, 12/01/15	1,228,558	0.5
634,000		Verizon Communications, Inc., 2.500%, 09/15/16	653,786	0.2
1,800,000		Verizon Communications, Inc., 3.000%, 04/01/16	1,866,856	0.7
1,107,000		Walt Disney Co., 1.100%, 12/01/17	1,102,501	0.4
4,655,000		Other Securities	4,790,716	1.7
			9,642,417	3.5

		Consumer, Cyclical: 1.9%
800,000	#	Daimler Finance North America LLC, 1.250%, 01/11/16	807,230	0.3
425,000	#	Glencore Funding LLC, 1.700%, 05/27/16	429,037	0.2
420,000	#	Hyundai Capital America, 1.625%, 10/02/15	423,914	0.1
1,075,000	#	Hyundai Capital America, 1.875%, 08/09/16	1,091,290	0.4
285,000	#	Volkswagen International Finance NV, 1.125%, 11/18/16	286,147	0.1
2,226,000		Other Securities	2,232,634	0.8
			5,270,252	1.9

		Consumer, Non-cyclical: 8.1%
929,000	#	Actavis Funding SCS, 1.300%, 06/15/17	927,750	0.4
1,450,000		McKesson Corp., 0.950%–1.292%, 12/04/15–03/10/17	1,455,458	0.5

CORPORATE BONDS/NOTES: (continued)
		Consumer, Non-cyclical: (continued)
584,000	#	Mylan, Inc., 6.000%, 11/15/18	$610,877	0.2
1,475,000		PepsiCo, Inc., 0.700%–1.250%, 08/13/15–08/13/17	1,479,599	0.5
511,000	#	Perrigo Co. Plc, 1.300%, 11/08/16	510,487	0.2
1,071,000		Ventas Realty L.P., 1.250%–1.550%, 09/26/16–04/17/17	1,076,763	0.4
560,000	#	WM Wrigley Jr Co., 1.400%, 10/21/16	564,147	0.2
15,749,000		Other Securities	15,953,166	5.7
			22,578,247	8.1

		Energy: 2.5%
969,000		Shell International Finance BV, 3.100%, 06/28/15	995,639	0.4
5,847,000		Other Securities	5,889,235	2.1
			6,884,874	2.5

		Financial: 16.3%
298,000	#	ABN AMRO Bank NV, 1.375%, 01/22/16	300,767	0.1
1,250,000		Bank of America Corp., 1.250%, 01/11/16	1,259,775	0.5
1,063,000		Bank of America Corp., 2.600%, 01/15/19	1,076,500	0.4
840,000		Bank of America Corp., 3.750%, 07/12/16	884,011	0.3
704,000	#	Bank of Tokyo-Mitsubishi UFJ Ltd/The, 1.550%, 09/09/16	711,992	0.3
541,000	#	Banque Federative du Credit Mutuel SA, 1.700%, 01/20/17	545,755	0.2
900,000		Barclays Bank PLC, 5.000%, 09/22/16	978,693	0.3
1,320,000		BB&T Corp., 1.600%–5.200%, 12/23/15–08/15/17	1,359,221	0.5
966,000		Berkshire Hathaway Finance Corp., 2.450%, 12/15/15	993,682	0.4
467,000	#	BNP Paribas Home Loan Covered Bonds SA, 2.200%, 11/02/15	477,121	0.2
2,344,000		Citigroup, Inc., 1.250%–5.500%, 01/15/16–02/15/17	2,408,641	0.9
1,151,000		Credit Suisse/New York NY, 3.500%, 03/23/15	1,176,340	0.4
980,000		Fifth Third Bancorp., 3.625%, 01/25/16	1,023,433	0.4
980,000		General Electric Capital Corp., 4.875%, 03/04/15	1,010,800	0.4
1,168,000		Goldman Sachs Group, Inc., 0.727%, 01/12/15	1,169,877	0.4

See Accompanying Notes to Financial Statements

62

VOYA LIMITED MATURITY	SUMMARY PORTFOLIO OF INVESTMENTS
BOND PORTFOLIO	AS OF JUNE 30, 2014 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
820,000		Goldman Sachs Group, Inc., 1.600%, 11/23/15	$828,749	0.3
385,000	#	International Lease Finance Corp., 6.500%, 09/01/14	388,369	0.1
1,225,000		JPMorgan Chase & Co., 3.150%, 07/05/16	1,277,402	0.4
1,260,000		JPMorgan Chase & Co., 3.700%, 01/20/15	1,282,444	0.5
630,000	#	MetLife Institutional Funding II, 1.625%, 04/02/15	635,765	0.2
375,000	#	Metropolitan Life Global Funding I, 1.700%, 06/29/15	379,246	0.1
481,000	#	Mizuho Bank Ltd., 1.300%, 04/16/17	481,715	0.2
945,000		Morgan Stanley, 1.750%–6.000%, 04/28/15–04/25/18	963,014	0.3
500,000	#	Nordea Bank AB, 0.875%, 05/13/16	501,400	0.2
165,000	#	Nordea Bank AB, 3.700%, 11/13/14	167,053	0.0
1,050,000		Prudential Financial, Inc., 3.875%, 01/14/15	1,069,577	0.4
980,000		Royal Bank of Canada, 0.850%, 03/08/16	985,639	0.3
735,000		Royal Bank of Canada, 1.500%, 01/16/18	738,036	0.3
20,054,000		Other Securities	20,452,104	7.3
			45,527,121	16.3

		Industrial: 1.1%
1,025,000		Caterpillar Financial Services Corp., 0.700%–1.100%, 05/29/15–02/26/16	1,029,770	0.3
560,000		General Electric Co., 0.850%, 10/09/15	562,927	0.2
1,566,000		Other Securities	1,592,095	0.6
			3,184,792	1.1

		Technology: 2.0%
5,532,000		Other Securities	5,572,449	2.0

		Utilities: 1.9%
1,025,000		Georgia Power Co., 0.625%, 11/15/15	1,025,580	0.4
694,000		Georgia Power Co., 0.750%–3.000%, 08/10/15–04/15/16	708,167	0.2
3,544,000		Other Securities	3,628,979	1.3
			5,362,726	1.9

		Total Corporate Bonds/Notes (Cost $105,654,791)	106,484,231	38.2

COLLATERALIZED MORTGAGE OBLIGATIONS: 10.2%
779,000	#	American General Mortgage Loan Trust 2010-1, 5.650%, 03/25/58	$791,091	0.3
1,011,510		Bank of America Merrill Lynch Commercial Mortgage, Inc., 4.621%, 07/10/43	1,023,608	0.4
900,000		Bank of America Merrill Lynch Commercial Mortgage, Inc., 5.317%, 06/10/49	980,829	0.3
980,000		Bear Stearns Commercial Mortgage Securities Trust, 5.074%, 02/13/42	1,004,683	0.4
1,215,162		Bear Stearns Commercial Mortgage Securities Trust, 4.750%–5.957%, 08/13/39–06/11/50	1,231,463	0.4
1,380,000	#	Credit Suisse Mortgage Capital Certificates, 2.410%, 02/10/29	1,386,876	0.5
545,000	#	Credit Suisse Mortgage Capital Certificates, 5.342%, 12/15/43	584,552	0.2
990,000	#	Credit Suisse Mortgage Capital Certificates, 5.342%, 12/16/43	1,067,649	0.4
133,000	#	Del Coronado Trust, 0.952%, 03/15/26	133,160	0.0
1,267,280		GE Capital Commercial Mortgage Corp., 5.133%–5.489%, 05/10/43–11/10/45	1,293,835	0.5
435,411		Greenwich Capital Commercial Funding Corp., 5.381%, 03/10/39	442,650	0.2
900,000		Greenwich Capital Commercial Funding Corp., 5.475%, 03/10/39	970,939	0.3
400,000	#	Greenwich Capital Commercial Funding Corp., 6.160%, 06/10/36	399,816	0.1
990,000		JP Morgan Chase Commercial Mortgage Securities Corp., 4.878%, 01/15/42	1,001,780	0.4
44,560	#	JP Morgan Chase Commercial Mortgage Securities Corp., 4.158%, 01/12/39	44,655	0.0
340,000		JP Morgan Chase Commercial Mortgage Securities Trust, 0.352%, 03/15/46	338,871	0.1
230,884		JP Morgan Chase Commercial Mortgage Securities Corp., 5.420%–5.976%, 01/12/43–02/15/51	231,049	0.1
2,010,000		LB-UBS Commercial Mortgage Trust, 5.127%, 09/15/40	2,084,878	0.7

See Accompanying Notes to Financial Statements

63

VOYA LIMITED MATURITY	SUMMARY PORTFOLIO OF INVESTMENTS
BOND PORTFOLIO	AS OF JUNE 30, 2014 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets

COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
699,715		LB-UBS Commercial Mortgage Trust, 5.300%, 11/15/38	$723,016	0.3
235,141	#	LB-UBS Commercial Mortgage Trust, 5.914%, 10/15/35	235,665	0.1
1,270,000		Morgan Stanley Capital I Trust 2005-TOP17, 4.840%, 12/13/41	1,292,699	0.5
930,000		Morgan Stanley Capital I Trust, 5.831%, 06/11/42	1,022,948	0.4
114,806	#	Morgan Stanley Re-REMIC Trust, 5.246%, 12/17/43	115,224	0.0
1,379,264		Morgan Stanley Capital I Trust, 5.073%–5.185%, 08/13/42–10/12/52	1,410,692	0.5
232,469	#	NorthStar 2012-1 Mortgage Trust, 1.352%, 08/25/29	232,725	0.1
1,320,000	#	TIAA CMBS I Trust, 5.770%, 06/19/33	1,409,675	0.5
714,957		TIAA Seasoned Commercial Mortgage Trust, 5.565%, 08/15/39	742,119	0.3
580,000		Wachovia Bank Commercial Mortgage Trust, 5.396%, 03/15/42	592,044	0.2
1,540,000		Wachovia Bank Commercial Mortgage Trust, 5.603%, 10/15/48	1,664,868	0.6
690,000	#	Wachovia Bank Commercial Mortgage Trust, 5.852%, 08/15/41	690,993	0.2
3,380,687		Other Securities	3,467,401	1.2

		Total Collateralized Mortgage Obligations (Cost $28,857,396)	28,612,453	10.2

ASSET-BACKED SECURITIES: 16.9%
		Automobile Asset-Backed Securities: 5.5%
660,000		CarMax Auto Owner Trust 2013-3, 1.490%, 01/15/19	665,941	0.3
940,000		CarMax Auto Owner Trust, 1.320%, 07/15/19	938,500	0.3
190,000		Ford Credit Auto Owner Trust 2013-D, 1.110%, 02/15/19	190,493	0.0
1,330,000		Ford Credit Auto Owner Trust, 1.250%, 10/15/18	1,341,214	0.5
378,000	#	Hyundai Auto Lease Securitization Trust, 0.660%, 06/15/16	378,595	0.1
1,330,000		Mercedes-Benz Auto Receivables Trust, 1.130%, 11/15/19	1,337,268	0.5
1,380,000		Nissan Auto Receivables 2013-B Owner Trust, 1.310%, 10/15/19	1,391,662	0.5
309,000		Nissan Auto Lease 2013-A, 0.740%, 10/15/18	309,924	0.1

ASSET-BACKED SECURITIES: (continued)
		Automobile Asset-Backed Securities: (continued)
1,651,000		Nissan Auto Receivables Owner Trust, 0.750%–1.000%, 07/16/18–07/15/19	$1,654,828	0.6
1,000,000		Toyota Auto Receivables 2013-B Owner Trust, 1.460%, 01/15/19	1,012,852	0.3
710,000		Volkswagen Auto Lease Trust, 0.990%, 07/20/18	711,387	0.3
400,000		Volkswagen Auto Loan Enhanced Trust 2012-2, 0.660%, 03/20/19	399,180	0.1
200,000		Volkswagen Auto Loan Enhanced Trust 2013-1, 0.560%, 08/21/17	200,257	0.1
4,911,607		Other Securities	4,935,899	1.8
			15,468,000	5.5
		Credit Card Asset-Backed Securities: 3.9%
1,200,000		Chase Issuance Trust, 1.010%, 10/15/18	1,204,242	0.4
970,000		Chase Issuance Trust, 1.150%, 01/15/19	973,390	0.4
1,000,000		Citibank Credit Card Issuance Trust, 1.320%, 09/07/18	1,010,062	0.4
1,205,000		Citibank Credit Card Issuance Trust, 5.350%, 02/07/20	1,368,159	0.5
1,357,000		Citibank Credit Card Issuance Trust, 5.650%, 09/20/19	1,542,288	0.5
400,000		Discover Card Execution Note Trust, 0.582%, 07/15/21	401,731	0.1
1,000,000		Discover Card Execution Note Trust, 1.040%, 04/15/19	1,003,864	0.4
1,000,000		Discover Card Execution Note Trust, 5.650%, 03/16/20	1,134,318	0.4
975,000		Dryrock Issuance Trust, 0.640%, 08/15/18	975,443	0.3
1,258,000		Other Securities	1,376,295	0.5
			10,989,792	3.9

		Home Equity Asset-Backed Securities: 0.2%
452,517		Other Securities	465,870	0.2

		Other Asset-Backed Securities: 7.3%
500,000	#	Apidos CDO I Ltd., 0.978%, 07/27/17	498,941	0.2
400,000	#	Ares VIR CLO Ltd., 2.130%, 03/12/18	398,653	0.1
510,000	#	Ares XII CLO Ltd., 2.227%, 11/25/20	513,722	0.2
250,000	#	Ares XII CLO Ltd., 3.477%, 11/25/20	248,844	0.1
500,000	#	Atrium V, 0.919%, 07/20/20	481,773	0.2

See Accompanying Notes to Financial Statements

64

VOYA LIMITED MATURITY	SUMMARY PORTFOLIO OF INVESTMENTS
BOND PORTFOLIO	AS OF JUNE 30, 2014 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets

ASSET-BACKED SECURITIES: (continued)
		Other Asset-Backed Securities: (continued)
500,000	#	Babson CLO, Inc. 2005-III, 0.623%, 11/10/19	$491,903	0.2
488,437	#	Black Diamond CLO Ltd., 0.581%, 06/20/17	487,123	0.2
500,000	#	Callidus Debt Partners CLO Fund IV Ltd., 2.026%, 04/17/20	498,879	0.2
750,000	#	Carlyle Arnage CLO Ltd., 1.727%, 08/27/21	758,603	0.3
400,000	#	Carlyle Arnage CLO Ltd., 3.477%, 08/27/21	403,126	0.1
800,000	#	Castle Garden Funding, 0.977%, 10/27/20	794,238	0.3
750,000	#	CIFC Funding 2006-I Ltd., 1.828%, 10/20/20	724,474	0.3
600,000	#	CIFC Funding 2006-II Ltd., 1.827%, 03/01/21	575,135	0.2
1,374,000		CNH Equipment Trust, 0.650%, 04/16/18	1,376,648	0.5
500,000	#	CP Uniq Aps, 2.027%, 04/15/18	488,207	0.2
1,000,000	#	Dryden VIII Leveraged Loan CDO 2005, 1.978%, 05/22/17	995,000	0.3
56,807	#	Emporia Preferred Funding II Corp., 0.508%, 10/18/18	56,789	0.0
575,000	#	Emporia Preferred Funding, 0.728%, 10/18/18	572,910	0.2
400,000	#	Gallatin CLO III 2007-1 Ltd., 1.474%, 05/15/21	384,066	0.1
500,000	#	Goldentree Loan Opportunities V Ltd., 3.478%, 10/18/21	497,634	0.2
264,180	#	GSAMP Trust 2005-SEA2, 0.500%, 01/25/45	258,382	0.1
400,000	#	Gulf Stream — Compass CLO, 2.228%, 10/28/19	401,377	0.1
750,000	#	Gulf Stream — Compass CLO, 3.678%, 10/28/19	750,379	0.3
350,000	#	Gulf Stream — Sextant CLO, 0.927%, 08/21/20	343,737	0.1
340,000	#	Gulf Stream — Sextant CLO, 1.827%, 08/21/20	331,264	0.1
700,000	#	Halcyon Structured Asset Management Long Secured/Short Unsecured, 0.673%, 08/07/21	685,103	0.2
500,000	#	Kingsland I Ltd., 2.030%, 06/13/19	498,398	0.2
750,000	#	Kingsland III Ltd., 0.877%, 08/24/21	719,672	0.2
500,000	#	Madison Park Funding Ltd., 2.123%, 05/10/19	500,121	0.2
500,000	#	Morgan Stanley Investment Management Croton Ltd, 0.677%, 01/15/18	494,081	0.1

ASSET-BACKED SECURITIES: (continued)
		Other Asset-Backed Securities: (continued)
500,000	#	MSIM Peconic Bay Ltd., 2.228%, 07/20/19	$502,691	0.2
500,000	#	Muir Grove CLO Ltd., 2.229%, 03/25/20	500,012	0.2
500,000	#	Muir Grove CLO Ltd., 3.229%, 03/25/20	500,224	0.2
500,000	#	Northwoods Capital V Ltd., 2.134%, 12/07/20	494,023	0.2
500,000	#	Stanfield Veyron CLO Ltd., 0.907%, 07/15/18	494,173	0.2
350,000	#	WhiteHorse III Ltd./Corp, 0.975%, 05/01/18	348,808	0.1
750,000	#	WhiteHorse III Ltd/Corp, 2.075%, 05/01/18	739,873	0.3
591,077		Other Securities	590,618	0.2
			20,399,604	7.3

		Total Asset-Backed Securities (Cost $47,084,766)	47,323,266	16.9

U.S. GOVERNMENT AGENCY OBLIGATIONS: 4.3%
		Federal Home Loan Bank: 0.0%
150,000		Other Securities	149,320	0.0

		Federal Home Loan Mortgage Corporation: 0.4%##
1,034,000		0.625%, due 06/20/17	1,034,874	0.4
2,040		1.974%–2.000%, due 01/01/17–07/01/24	2,128	0.0
			1,037,002	0.4

		Federal National Mortgage Association: 3.9%##
10,400,000		0.750%, due 12/19/14	10,431,970	3.8
298,415		2.332%–7.500%, due 07/01/16–10/01/32	328,900	0.1
			10,760,870	3.9

		Government National Mortgage Association: 0.0%
7,582		Other Securities	8,778	0.0

		Total U.S. Government Agency Obligations (Cost $11,920,772)	11,955,970	4.3

U.S. TREASURY OBLIGATIONS: 28.9%
		U.S. Treasury Notes: 28.9%
33,724,000		0.500%, due 06/30/16	33,751,654	12.1
31,040,000		0.875%, due 06/15/17	31,048,474	11.1
7,176,000		1.625%, due 06/30/19	7,175,160	2.6
8,476,000		1.750%, due 07/31/15	8,622,677	3.1
10,000		2.125%, due 06/30/21	9,996	0.0

		Total U.S. Treasury Obligations (Cost $80,516,060)	80,607,961	28.9

See Accompanying Notes to Financial Statements

65

VOYA LIMITED MATURITY	SUMMARY PORTFOLIO OF INVESTMENTS
BOND PORTFOLIO	AS OF JUNE 30, 2014 (UNAUDITED) (CONTINUED)

# of Contracts			Value	Percentage of Net Assets

PURCHASED OPTIONS: 0.0%
		OTC Interest Rate Swaptions: 0.0%
16,595,000	@	Pay a fixed rate equal to 5.070% and receive a floating rate equal to the 3-month USD-LIBOR-BBA, Exp. 05/29/15 Counterparty: Credit Suisse Group AG	$25,515	0.0

		Total Purchased Options (Cost $76,337)	25,515	0.0

		Total Long-Term Investments (Cost $274,110,122)	275,009,396	98.5

Shares		Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: 2.4%
	Mutual Funds: 2.4%
6,563,000	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.030%†† (Cost $6,563,000)	6,563,000	2.4

	Total Short-Term Investments (Cost $6,563,000)	6,563,000	2.4

	Total Investments in Securities (Cost $280,673,122)	$281,572,396	100.9
	Liabilities in Excess of Other Assets	$(2,625,755)	(0.9)
	Net Assets	$278,946,641	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2014.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

†	Unless otherwise indicated, principal amount is shown in USD.

††	Rate shown is the 7-day yield as of June 30, 2014.

#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

##	The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

@	Non-income producing security

Cost for federal income tax purposes is $280,673,700.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$1,366,433
Gross Unrealized Depreciation	(467,737)
Net Unrealized Appreciation	$898,696

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2014
Asset Table
Investments, at fair value
Purchased Options	$—	$25,515	$—	$25,515
Corporate Bonds/Notes	—	106,484,231	—	106,484,231
Collateralized Mortgage Obligations	—	28,612,453	—	28,612,453
U.S. Treasury Obligations	—	80,607,961	—	80,607,961
Short-Term Investments	6,563,000	—	—	6,563,000
Asset-Backed Securities	—	47,323,266	—	47,323,266
U.S. Government Agency Obligations	—	11,955,970	—	11,955,970
Total Investments, at fair value	$6,563,000	$275,009,396	$—	$281,572,396
Other Financial Instruments+
Futures	18,828	—	—	18,828
Total Assets	$6,581,828	$275,009,396	$—	$281,591,224
Liabilities Table
Other Financial Instruments+
Futures	$(31,276)	$—	$—	$(31,276)
Total Liabilities	$(31,276)	$—	$—	$(31,276)

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

See Accompanying Notes to Financial Statements

66

VOYA LIMITED MATURITY	SUMMARY PORTFOLIO OF INVESTMENTS
BOND PORTFOLIO	AS OF JUNE 30, 2014 (UNAUDITED) (CONTINUED)

Voya Limited Maturity Bond Portfolio Open Futures Contracts on June 30, 2014:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
U.S. Treasury 2-Year Note	298	09/30/14	$65,438,941	$(31,276)
			$65,438,941	$(31,276)
Short Contracts
U.S. Treasury 5-Year Note	(206)	09/30/14	(24,608,954)	18,828
			$(24,608,954)	$18,828

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2014 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Interest rate contracts	Investments in securities at value*	$25,515
Interest rate contracts	Net Assets — Unrealized appreciation**	18,828
Total Asset Derivatives		$44,343
Liability Derivatives
Interest rate contracts	Net Assets — Unrealized depreciation**	$31,276
Total Liability Derivatives		$31,276

*	Includes purchased options.

**	Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Summary Portfolio of Investments.

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2014 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Investments*	Futures	Swaps	Total
Credit contracts	$—	$—	$(923)	$(923)
Interest rate contracts	—	33,293	—	33,293
Total	$—	$33,293	$(923)	$32,370

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Investments*	Futures	Swaps	Total
Interest rate contracts	$(50,822)	$(305,191)	$—	$(356,013)
Total	$(50,822)	$(305,191)	$—	$(356,013)

*	Amounts recognized for purchased options are included in net realized gain (loss) on investments.

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at June 30, 2014:

Credit Suisse Group AG
Assets:
Purchased options	$25,515
Total Assets	$25,515

Net OTC derivative instruments by counterparty, at fair value	$25,515

Total collateral pledged by the Portfolio/(Received from counterparty)	$—
Net Exposure(1)	$25,515

(1)	Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

See Accompanying Notes to Financial Statements

67

VOYA MULTI-MANAGER LARGE CAP	SUMMARY PORTFOLIO OF INVESTMENTS
CORE PORTFOLIO	AS OF JUNE 30, 2014 (UNAUDITED)

Sector Diversification
as of June 30, 2014
(as a percentage of net assets)

Information Technology	18.9%
Financials	17.5%
Health Care	11.8%
Consumer Discretionary	11.3%
Consumer Staples	11.1%
Energy	9.6%
Industrials	8.8%
Materials	8.3%
Telecommunication Services	2.4%
Assets in Excess of Other Liabilities*	0.3%
Net Assets	100.0%

* Includes short-term investments.

Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets

COMMON STOCK: 99.7%
		Consumer Discretionary: 11.3%
156,520	@	Carmax, Inc.	$8,140,605	2.5
189,140		Carnival Corp.	7,121,121	2.1
54,653		Comcast Corp. — Class A	2,933,773	0.9
134,726		Lowe’s Cos., Inc.	6,465,501	2.0
34,780		Viacom — Class B	3,016,469	0.9
189,764		Other Securities	9,582,960	2.9
			37,260,429	11.3

		Consumer Staples: 11.1%
133,020		Altria Group, Inc.	5,578,859	1.7
25,450		Brown-Forman Corp.	2,396,627	0.7
106,630		Coca-Cola Co.	4,516,847	1.4
43,091		CVS Caremark Corp.	3,247,769	1.0
51,840		Energizer Holdings, Inc.	6,326,035	1.9
29,354		PepsiCo, Inc.	2,622,486	0.8
33,722		Philip Morris International, Inc.	2,843,102	0.9
35,853		Procter & Gamble Co.	2,817,687	0.8
50,900		Wal-Mart Stores, Inc.	3,821,063	1.2
27,420		Other Securities	2,377,204	0.7
			36,547,679	11.1

		Energy: 9.6%
44,240		Apache Corp.	4,451,429	1.3
80,193		Chevron Corp.	10,469,196	3.2
87,544		ConocoPhillips	7,505,147	2.3
40,089		Halliburton Co.	2,846,720	0.9
124,704		Other Securities	6,373,236	1.9
			31,645,728	9.6

		Financials: 17.5%
401,800		Bank of America Corp.	6,175,666	1.9
91,973	@	Berkshire Hathaway, Inc.	11,640,103	3.5
30,585		Blackrock, Inc.	9,774,966	3.0
83,141		Citigroup, Inc.	3,915,941	1.2

COMMON STOCK: (continued)
		Financials: (continued)
83,724		JPMorgan Chase & Co.	$4,824,177	1.4
221,642		Wells Fargo & Co.	11,649,504	3.5
10,120		White Mountains Insurance Group Ltd.	6,157,413	1.9
30,900		Other Securities	3,581,259	1.1
			57,719,029	17.5

		Health Care: 11.8%
62,899		Abbott Laboratories	2,572,569	0.8
139,950		Bristol-Myers Squibb Co.	6,788,974	2.1
33,950		Celgene Corp.	2,915,626	0.9
30,004		Covidien PLC	2,705,761	0.8
106,630		Eli Lilly & Co.	6,629,187	2.0
33,109		Johnson & Johnson	3,463,864	1.0
164,890		Pfizer, Inc.	4,893,935	1.5
138,536		Other Securities	8,785,846	2.7
			38,755,762	11.8

		Industrials: 8.8%
40,618		Eaton Corp. PLC	3,134,897	1.0
30,393		FedEx Corp.	4,600,892	1.4
66,940		General Dynamics Corp.	7,801,857	2.4
103,702		General Electric Co.	2,725,288	0.8
33,828		Honeywell International, Inc.	3,144,313	1.0
18,524		United Technologies Corp.	2,138,596	0.6
94,397		Other Securities	5,379,915	1.6
			28,925,758	8.8

		Information Technology: 18.9%
78,259		Apple, Inc.	7,272,609	2.2
185,170		Cisco Systems, Inc.	4,601,474	1.4
302,930		Corning, Inc.	6,649,313	2.0
269,882		EMC Corp.	7,108,692	2.2
3,333		Google, Inc.	1,917,408	0.6
3,413		Google, Inc. — Class A	1,995,479	0.6
23,349		International Business Machines Corp.	4,232,473	1.3
163,610		Intel Corp.	5,055,549	1.5
113,627		Microsoft Corp.	4,738,246	1.4
34,320		Visa, Inc.	7,231,567	2.2
224,821		Other Securities	11,548,801	3.5
			62,351,611	18.9

		Materials: 8.3%
94,180		Albemarle Corp.	6,733,870	2.0
109,750		Mosaic Co.	5,427,138	1.7
34,090		NewMarket Corp.	13,367,030	4.1
39,085		Other Securities	1,679,744	0.5
			27,207,782	8.3
		Telecommunication Services: 2.4%
159,929		Verizon Communications, Inc.	7,825,326	2.4

		Total Common Stock (Cost $282,342,404)	328,239,104	99.7

See Accompanying Notes to Financial Statements

68

VOYA MULTI-MANAGER LARGE CAP	SUMMARY PORTFOLIO OF INVESTMENTS
CORE PORTFOLIO	AS OF JUNE 30, 2014 (UNAUDITED) (CONTINUED)

Shares		Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: 2.8%
	Mutual Funds: 2.8%
9,094,239	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.030%†† (Cost $9,094,239)	$9,094,239	2.8

	Total Short-Term Investments (Cost $9,094,239)	9,094,239	2.8

	Total Investments in Securities (Cost $291,436,643)	$337,333,343	102.5
	Liabilities in Excess of Other Assets	(8,139,407)	(2.5)
	Net Assets	$329,193,936	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2014.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

††	Rate shown is the 7-day yield as of June 30, 2014.

@	Non-income producing security

Cost for federal income tax purposes is $292,460,502.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$47,754,277
Gross Unrealized Depreciation	(2,881,436)
Net Unrealized Appreciation	$44,872,841

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2014
Asset Table
Investments, at fair value
Common Stock*	$328,239,104	$—	$—	$328,239,104
Short-Term Investments	9,094,239	—	—	9,094,239
Total Investments, at fair value	$337,333,343	$—	$—	$337,333,343

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

*	For further breakdown of Common Stock by sector, please refer to the Summary Portfolio of Investments.

See Accompanying Notes to Financial Statements

69

SUMMARY PORTFOLIO OF INVESTMENTS
VOYA U.S. STOCK INDEX PORTFOLIO	AS OF JUNE 30, 2014 (UNAUDITED)

Sector Diversification
as of June 30, 2014
(as a percentage of net assets)

Information Technology	18.8%
Financials	15.8%
Health Care	13.3%
Consumer Discretionary	12.0%
Energy	10.9%
Industrials	10.5%
Consumer Staples	9.5%
Materials	3.5%
Utilities	3.1%
Telecommunication Services	2.5%
Assets in Excess of Other Liabilities*	0.1%
Net Assets	100.0%

* Includes short-term investments.

Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets

COMMON STOCK: 99.9%
		Consumer Discretionary: 12.0%
107,879	@	Amazon.com, Inc.	$35,036,942	0.7
752,445		Comcast Corp. — Class A	40,391,247	0.8
395,960		Home Depot, Inc.	32,056,922	0.6
286,072		McDonald’s Corp.	28,818,893	0.6
80,637		Time Warner Cable, Inc.	11,877,830	0.2
255,300		Time Warner, Inc.	17,934,825	0.4
466,150		Walt Disney Co.	39,967,701	0.8
7,570,941		Other Securities	399,106,669	7.9
			605,191,029	12.0

		Consumer Staples: 9.5%
574,929		Altria Group, Inc.	24,112,522	0.5
1,093,980		Coca-Cola Co.	46,340,993	0.9
67,676		Coca-Cola Enterprises, Inc.	3,233,559	0.1
338,403		CVS Caremark Corp.	25,505,434	0.5
438,782		PepsiCo, Inc.	39,200,784	0.8
455,228		Philip Morris International, Inc.	38,380,273	0.7
783,169		Procter & Gamble Co.	61,549,252	1.2
466,494		Wal-Mart Stores, Inc.	35,019,704	0.7
3,501,631		Other Securities	205,832,073	4.1
			479,174,594	9.5

		Energy: 10.9%
550,962		Chevron Corp.	71,928,089	1.4
355,327		ConocoPhillips	30,462,184	0.6
1,242,894		ExxonMobil Corp.	125,134,568	2.5
227,376		Occidental Petroleum Corp.	23,335,599	0.5
376,886		Schlumberger Ltd.	44,453,704	0.9
3,986,119		Other Securities(a)	252,666,571	5.0
			547,980,715	10.9
		Financials: 15.8%
418,695		American International Group, Inc.	22,852,373	0.5
263,492		American Express Co.	24,997,486	0.5

COMMON STOCK: (continued)
		Financials: (continued)
3,043,480		Bank of America Corp.	$46,778,288	0.9
521,108	@	Berkshire Hathaway, Inc.	65,951,428	1.3
879,207		Citigroup, Inc.	41,410,650	0.8
1,095,386		JPMorgan Chase & Co.	63,116,141	1.3
1,387,217		Wells Fargo & Co.	72,912,126	1.4
9,166,620		Other Securities	460,261,802	9.1
			798,280,294	15.8

		Health Care: 13.3%
460,203		AbbVie, Inc.	25,973,857	0.5
219,101		Amgen, Inc.	25,934,986	0.5
479,626		Bristol-Myers Squibb Co.	23,266,657	0.5
444,463	@	Gilead Sciences, Inc.	36,850,427	0.7
818,809		Johnson & Johnson	85,663,798	1.7
845,805		Merck & Co., Inc.	48,929,819	1.0
1,846,152		Pfizer, Inc.	54,793,791	1.1
283,595		UnitedHealth Group, Inc.	23,183,891	0.4
4,427,651		Other Securities	346,595,578	6.9
			671,192,804	13.3

		Industrials: 10.5%
179,896		3M Co.	25,768,303	0.5
194,171		Boeing Co.	24,704,377	0.5
2,902,272		General Electric Co.	76,271,708	1.5
262,167		Union Pacific Corp.	26,151,158	0.5
244,098		United Technologies Corp.	28,181,114	0.6
4,678,956		Other Securities	346,322,260	6.9
			527,398,920	10.5

		Information Technology: 18.8%
1,745,128		Apple, Inc.	162,174,745	3.2
1,482,628		Cisco Systems, Inc.	36,843,306	0.7
497,651		Facebook, Inc.	33,486,936	0.7
81,991		Google, Inc.	47,167,782	0.9
81,991		Google, Inc. — Class A	47,937,678	0.9
275,373		International Business Machines Corp.	49,916,864	1.0
1,440,751		Intel Corp.	44,519,206	0.9
2,175,590		Microsoft Corp.	90,722,103	1.8
993,691		Oracle Corp.	40,274,296	0.8
488,511		Qualcomm, Inc.	38,690,071	0.8
145,494		Visa, Inc.	30,657,041	0.6
7,495,939		Other Securities	326,079,776	6.5
			948,469,804	18.8

		Materials: 3.5%
2,764,229		Other Securities	175,474,299	3.5

		Telecommunication Services: 2.5%
1,502,109		AT&T, Inc.	53,114,574	1.0
1,198,547		Verizon Communications, Inc.	58,644,905	1.2
726,886		Other Securities(a)	16,606,319	0.3
			128,365,798	2.5

		Utilities: 3.1%
3,297,152		Other Securities	158,908,254	3.1

		Total Common Stock (Cost $3,216,671,478)	5,040,436,511	99.9

See Accompanying Notes to Financial Statements

70

SUMMARY PORTFOLIO OF INVESTMENTS
VOYA U.S. STOCK INDEX PORTFOLIO	AS OF JUNE 30, 2014 (UNAUDITED) (CONTINUED)

Principal Amount†		Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: 1.9%
	Securities Lending Collateralcc(1): 0.1%
714,554	Cantor Fitzgerald, Repurchase Agreement dated 06/30/14, 0.13%, due 07/01/14 (Repurchase Amount $714,557, collateralized by various U.S. Government/ U.S. Government Agency Obligations, 0.000%–10.500%, Market Value plus accrued interest $728,845, due 07/15/14–04/20/64)	$714,554	0.0
1,416,421	Daiwa Capital Markets, Repurchase Agreement dated 06/30/14, 0.14%, due 07/01/14 (Repurchase Amount $1,416,426, collateralized by various U.S. Government Agency Obligations, 0.000%–6.500%, Market Value plus accrued interest $1,444,749, due 01/01/17–03/01/48)	1,416,421	0.0
1,416,421	HSBC Securities USA, Repurchase Agreement dated 06/30/14, 0.07%, due 07/01/14 (Repurchase Amount $1,416,424, collateralized by various U.S. Government Securities, 0.000%–6.375%, Market Value plus accrued interest $1,444,754, due 07/10/14–08/15/42)	1,416,421	0.1
1,000,000	Millenium Fixed Income Ltd., Repurchase Agreement dated 06/30/14, 0.15%, due 07/01/14 (Repurchase Amount $1,000,004, collateralized by various U.S. Government Securities, 0.750%–6.125%, Market Value plus accrued interest $1,020,000, due 12/31/17–04/15/28)	1,000,000	0.0

SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc(1): (continued)
1,416,421	Nomura Securities, Repurchase Agreement dated 06/30/14, 0.11%, due 07/01/14 (Repurchase Amount $1,416,425, collateralized by various U.S. Government/ U.S. Government Agency Obligations, 0.000%–8.875%, Market Value plus accrued interest $1,444,749, due 07/01/14–07/15/56)	$1,416,421	0.0
		5,963,817	0.1

Shares		Value	Percentage of Net Assets

	Mutual Funds: 1.8%
89,635,000	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.030%†† (Cost $89,635,000)	89,635,000	1.8

	Total Short-Term Investments (Cost $95,598,817)	95,598,817	1.9
	Total Investments in Securities (Cost $3,312,270,295)	$5,136,035,328	101.8
	Liabilities in Excess of Other Assets	(90,883,458)	(1.8)
	Net Assets	$5,045,151,870	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2014.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

†	Unless otherwise indicated, principal amount is shown in USD.

††	Rate shown is the 7-day yield as of June 30, 2014.

@	Non-income producing security

cc	Securities purchased with cash collateral for securities loaned.

(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

(a)	This grouping contains securities on loan.

Cost for federal income tax purposes is $3,370,169,979.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$1,846,660,907
Gross Unrealized Depreciation	(80,795,558)
Net Unrealized Appreciation	$1,765,865,349

See Accompanying Notes to Financial Statements

71

SUMMARY PORTFOLIO OF INVESTMENTS
VOYA U.S. STOCK INDEX PORTFOLIO	AS OF JUNE 30, 2014 (UNAUDITED) (CONTINUED)

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2014
Asset Table
Investments, at fair value
Common Stock*	$5,040,436,511	$—	$—	$5,040,436,511
Short-Term Investments	89,635,000	5,963,817	—	95,598,817
Total Investments, at fair value	$5,130,071,511	$5,963,817	$—	$5,136,035,328
Other Financial Instruments+
Futures	27,451	—	—	27,451
Total Assets	$5,130,098,962	$5,963,817	$—	$5,136,062,779

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

*	For further breakdown of Common Stock by sector, please refer to the Summary Portfolio of Investments.

Voya U.S. Stock Index Portfolio Open Futures Contracts on June 30, 2014:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
S&P 500 E-Mini	152	09/19/14	$14,838,240	$27,451
			$14,838,240	$27,451

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2014 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Equity contracts	Net Assets — Unrealized appreciation*	$27,451
		$27,451

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Summary Portfolio of Investments.

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2014 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$7,314,789
Total	$7,314,789

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(2,959,205)
Total	$(2,959,205)

See Accompanying Notes to Financial Statements

72

VY Blackrock Large Cap	SUMMARY PORTFOLIO OF INVESTMENTS
Growth Portfolio	AS OF JUNE 30, 2014 (UNAUDITED)

Sector Diversification
as of June 30, 2014
(as a percentage of net assets)

Information Technology	32.6%
Consumer Discretionary	15.3%
Health Care	13.9%
Industrials	10.5%
Energy	8.6%
Consumer Staples	5.8%
Materials	5.6%
Financials	5.3%
Exchange-Traded Funds	1.0%
Assets in Excess of Other Liabilities*	1.4%
Net Assets	100.0%

* Includes short-term investments.

Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets

COMMON STOCK: 97.6%
		Consumer Discretionary: 15.3%
74,840		BorgWarner, Inc.	$4,878,819	1.2
252,020		Comcast Corp. — Class A	13,528,434	3.3
56,000		Las Vegas Sands Corp.	4,268,320	1.0
198,340		Lowe’s Cos., Inc.	9,518,337	2.3
4,680	@	Priceline.com, Inc.	5,630,040	1.4
71,190		Ross Stores, Inc.	4,707,795	1.1
135,050		TJX Cos., Inc.	7,177,907	1.8
68,000		Walt Disney Co.	5,830,320	1.4
83,480		Other Securities	7,384,274	1.8
			62,924,246	15.3

		Consumer Staples: 5.8%
132,125		Coca-Cola Co.	5,596,815	1.4
123,405		CVS Caremark Corp.	9,301,035	2.3
77,200		Dr Pepper Snapple Group, Inc.	4,522,376	1.1
51,380		Philip Morris International, Inc.	4,331,848	1.0
			23,752,074	5.8

		Energy: 8.6%
84,790		Halliburton Co.	6,020,938	1.5
60,480		Oceaneering International, Inc.	4,725,302	1.1
118,240		Schlumberger Ltd.	13,946,408	3.4
167,360		Suncor Energy, Inc.	7,134,557	1.7
67,624		Other Securities	3,750,484	0.9
			35,577,689	8.6

COMMON STOCK: (continued)
		Financials: 5.3%
142,840		Discover Financial Services	$8,853,223	2.2
47,020		Travelers Cos., Inc.	4,423,172	1.1
194,320		US Bancorp.	8,417,942	2.0
			21,694,337	5.3

		Health Care: 13.9%
88,130		Aetna, Inc.	7,145,581	1.7
62,700		Amgen, Inc.	7,421,799	1.8
24,980	@	Biogen Idec, Inc.	7,876,444	1.9
48,130	@	Gilead Sciences, Inc.	3,990,458	1.0
42,595		McKesson Corp.	7,931,615	1.9
75,900		Merck & Co., Inc.	4,390,815	1.1
96,697	@	Mylan Laboratories	4,985,697	1.2
78,085		Teva Pharmaceutical Industries Ltd. ADR	4,093,216	1.0
63,961		Universal Health Services, Inc.	6,124,905	1.5
25,989		Other Securities	3,205,743	0.8
			57,166,273	13.9

		Industrials: 10.5%
79,350		3M Co.	11,366,094	2.8
29,320		Cummins, Inc.	4,523,783	1.1
89,450		Delta Airlines, Inc.	3,463,504	0.8
52,090		Norfolk Southern Corp.	5,366,833	1.3
36,443		Parker Hannifin Corp.	4,581,978	1.1
79,869	@	United Continental Holdings, Inc.	3,280,220	0.8
33,550	@	WABCO Holdings, Inc.	3,583,811	0.9
158,390		Other Securities	7,061,021	1.7
			43,227,244	10.5

		Information Technology: 32.6%
27,395		Alliance Data Systems Corp.	7,704,844	1.9
171,015		Apple, Inc.	15,892,424	3.9
93,220		Cognizant Technology Solutions Corp.	4,559,390	1.1
46,295		DST Systems, Inc.	4,267,010	1.0
303,390		EMC Corp.	7,991,293	1.9
100,700		Facebook, Inc.	6,776,103	1.7
17,165		Google, Inc.	9,874,681	2.4
17,075		Google, Inc. — Class A	9,983,240	2.4
142,640		Mastercard, Inc.	10,479,761	2.6
169,300	@	Micron Technology, Inc.	5,578,435	1.4
368,000		Microsoft Corp.	15,345,600	3.7
209,960		Oracle Corp.	8,509,679	2.1
108,900		Qualcomm, Inc.	8,624,880	2.1
397,301		Other Securities	18,211,543	4.4
			133,798,883	32.6

See Accompanying Notes to Financial Statements

73

VY Blackrock Large Cap	SUMMARY PORTFOLIO OF INVESTMENTS
Growth Portfolio	AS OF JUNE 30, 2014 (UNAUDITED) (CONTINUED)

Shares		Value	Percentage of Net Assets

COMMON STOCK: (continued)
	Materials: 5.6%
114,346	Packaging Corp. of America	$8,174,596	2.0
38,030	PPG Industries, Inc.	7,992,004	2.0
109,860	Other Securities	6,749,421	1.6
		22,916,021	5.6

	Total Common Stock (Cost $313,880,833)	401,056,767	97.6

EXCHANGE-TRADED FUNDS: 1.0%
21,620	SPDR Trust Series 1	4,231,466	1.0

	Total Exchange-Traded Funds (Cost $4,008,949)	4,231,466	1.0

	Total Long-Term Investments (Cost $317,889,782)	405,288,233	98.6

SHORT-TERM INVESTMENTS: 0.6%
	Mutual Funds: 0.6%
2,290,267	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.030%†† (Cost $2,290,267)	2,290,267	0.6

	Total Short-Term Investments (Cost $2,290,267)	2,290,267	0.6

	Total Investments in Securities (Cost $320,180,049)	$407,578,500	99.2
	Assets in Excess of Other Liabilities	3,168,366	0.8
	Net Assets	$410,746,866	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2014.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

††	Rate shown is the 7-day yield as of June 30, 2014.

@	Non-income producing security

ADR	American Depositary Receipt

Cost for federal income tax purposes is $320,442,360.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$88,741,759
Gross Unrealized Depreciation	(1,605,619)
Net Unrealized Appreciation	$87,136,140

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2014
Asset Table
Investments, at fair value
Common Stock*	$401,056,767	$—	$—	$401,056,767
Exchange-Traded Funds	4,231,466	—	—	4,231,466
Short-Term Investments	2,290,267	—	—	2,290,267
Total Investments, at fair value	$407,578,500	$—	$—	$407,578,500

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

*	For further breakdown of Common Stock by sector, please refer to the Summary Portfolio of Investments.

See Accompanying Notes to Financial Statements

74

SUMMARY PORTFOLIO OF INVESTMENTS
VY Clarion Real Estate Portfolio	AS OF JUNE 30, 2014 (UNAUDITED)

Sector Diversification
as of June 30, 2014
(as a percentage of net assets)

Financials	98.1%
Consumer Discretionary	1.4%
Assets in Excess of Other Liabilities*	0.5%
Net Assets	100.0%

* Includes short-term investments.

Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets

COMMON STOCK: 99.5%
		Consumer Discretionary: 1.4%
247,800		Hilton Worldwide Holdings, Inc.	$5,773,740	0.8
43,800		Starwood Hotels & Resorts Worldwide, Inc.	3,539,916	0.5
36,200		Other Securities	838,392	0.1
			10,152,048	1.4

		Financials: 98.1%
1,315,594		American Realty Capital Properties, Inc.	16,484,393	2.3
186,552		AvalonBay Communities, Inc.	26,525,829	3.7
451,800		BioMed Realty Trust, Inc.	9,862,794	1.4
205,296		Boston Properties, Inc.	24,261,881	3.4
321,400		Brandywine Realty Trust	5,013,840	0.7
140,000		Brixmor Property Group, Inc.	3,213,000	0.5
576,500		Cousins Properties, Inc.	7,177,425	1.0
403,600		CubeSmart	7,393,952	1.0
1,127,600		DCT Industrial Trust, Inc.	9,257,596	1.3
907,100		DDR Corp.	15,992,173	2.3
74,057	L	Digital Realty Trust, Inc.	4,319,004	0.6
443,400		Douglas Emmett, Inc.	12,512,748	1.8
837,100		Duke Realty Corp.	15,201,736	2.1
115,400		EPR Properties	6,447,398	0.9
614,271		Equity Residential	38,699,073	5.4
135,592		Essex Property Trust, Inc.	25,072,317	3.5
59,278		Federal Realty Investment Trust	7,167,896	1.0
842,353		General Growth Properties, Inc.	19,845,837	2.8
316,952		HCP, Inc.	13,115,474	1.8
484,600		Health Care Real Estate Investment Trust, Inc.	30,369,882	4.3
367,945		Healthcare Realty Trust, Inc.	9,353,162	1.3
321,800		Healthcare Trust of America, Inc.	3,874,472	0.5
165,147		Highwoods Properties, Inc.	6,927,917	1.0
1,500,968		Host Hotels & Resorts, Inc.	33,036,306	4.6
235,600		Kilroy Realty Corp.	14,673,168	2.1
477,778		Kimco Realty Corp.	10,979,338	1.5
685,900		Lexington Realty Trust	7,551,759	1.1
240,145		Liberty Property Trust	9,108,700	1.3

COMMON STOCK: (continued)
		Financials: (continued)
235,523		Macerich Co.	$15,721,160	2.2
134,400		Pebblebrook Hotel Trust	4,967,424	0.7
209,600		Post Properties, Inc.	11,205,216	1.6
810,084		ProLogis, Inc.	33,286,352	4.7
134,064		Public Storage, Inc.	22,971,866	3.2
300,811		Ramco-Gershenson Properties	4,999,479	0.7
93,000		Realty Income Corp.	4,131,060	0.6
244,500		Regency Centers Corp.	13,613,760	1.9
293,300		Senior Housing Properties Trust	7,124,257	1.0
377,371		Simon Property Group, Inc.	62,749,250	8.8
175,554		SL Green Realty Corp.	19,207,363	2.7
945,000		Spirit Realty Capital, Inc.	10,735,200	1.5
452,600	@	Strategic Hotel Capital, Inc.	5,299,946	0.7
149,351		Sun Communities, Inc.	7,443,654	1.1
522,300		Sunstone Hotel Investors, Inc.	7,797,939	1.1
136,114		Taubman Centers, Inc.	10,318,802	1.5
645,803		UDR, Inc.	18,489,340	2.6
172,895		Ventas, Inc.	11,082,569	1.6
247,413		Vornado Realty Trust	26,406,389	3.7
168,035		Washington Prime Group, Inc.	3,148,976	0.4
171,998		Other Securities	4,198,130	0.6
			698,337,202	98.1

		Total Common Stock (Cost $589,725,168)	708,489,250	99.5

Principal Amount†		Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: 0.8%
	Securities Lending Collateralcc(1): 0.4%
968,809	Cantor Fitzgerald, Repurchase Agreement dated 06/30/14, 0.13%, due 07/01/14 (Repurchase Amount $968,812, collateralized by various U.S. Government/ U.S. Government Agency Obligations, 0.000%–10.500%, Market Value plus accrued interest $988,185, due 07/15/14–04/20/64)	968,809	0.1
1,000,000	HSBC Securities USA, Repurchase Agreement dated 06/30/14, 0.07%, due 07/01/14 (Repurchase Amount $1,000,002, collateralized by various U.S. Government Securities, 0.000%–6.375%, Market Value plus accrued interest $1,020,003, due 07/10/14–08/15/42)	1,000,000	0.2

See Accompanying Notes to Financial Statements

75

SUMMARY PORTFOLIO OF INVESTMENTS
VY Clarion Real Estate Portfolio	AS OF JUNE 30, 2014 (UNAUDITED) (CONTINUED)

Principal Amount†		Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc(1): (continued)
1,000,000	Nomura Securities, Repurchase Agreement dated 06/30/14, 0.11%, due 07/01/14 (Repurchase Amount $1,000,003, collateralized by various U.S. Government/ U.S. Government Agency Obligations, 0.000%–8.875%, Market Value plus accrued interest $1,020,000, due 07/01/14–07/15/56)	$1,000,000	0.1
		2,968,809	0.4

Shares		Value	Percentage of Net Assets

	Mutual Funds: 0.4%
2,711,045	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.030%†† (Cost $2,711,045)	2,711,045	0.4

	Total Short-Term Investments (Cost $5,679,854)	5,679,854	0.8

	Total Investments in Securities (Cost $595,405,022)	$714,169,104	100.3
	Liabilities in Excess of Other Assets	(2,386,377)	(0.3)
	Net Assets	$711,782,727	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2014.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

†	Unless otherwise indicated, principal amount is shown in USD.

††	Rate shown is the 7-day yield as of June 30, 2014.

@	Non-income producing security

cc	Securities purchased with cash collateral for securities loaned.

L	Loaned security, a portion or all of the security is on loan at June 30, 2014.

(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

Cost for federal income tax purposes is $605,725,311.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$119,841,402
Gross Unrealized Depreciation	(11,397,609)
Net Unrealized Appreciation	$108,443,793

REIT Diversification	Percentage of Net Assets
Retail REITs	23.0%
Residential REITs	20.5
Specialized REITs	15.4
Diversified REITs	14.4
Office REITs	12.4
Hotels, Resorts & Cruise Lines	7.8
Industrial REITs	6.0
Assets in Excess of Other Liabilities*	0.5
Net Assets	100.0%

*	Includes short-term investments.

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2014
Asset Table
Investments, at fair value
Common Stock*	$708,489,250	$—	$—	$708,489,250
Short-Term Investments	2,711,045	2,968,809	—	5,679,854
Total Investments, at fair value	$711,200,295	$2,968,809	$—	$714,169,104

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

*	For further breakdown of Common Stock by sector, please refer to the Summary Portfolio of Investments.

See Accompanying Notes to Financial Statements

76

SUMMARY PORTFOLIO OF INVESTMENTS
VY Franklin Income Portfolio	AS OF JUNE 30, 2014 (UNAUDITED)

Investment Type Allocation
as of June 30, 2014
(as a percentage of net assets)

Common Stock	55.8%
Corporate Bonds/Notes	33.2%
Preferred Stock	4.4%
Equity-Linked Securities	1.0%
Warrants	0.0%
Assets in Excess of Other Liabilities*	5.6%
Net Assets	100.0%

* Includes short-term investments.

Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets

COMMON STOCK: 55.8%
		Consumer Discretionary: 0.8%
120,000	X	General Motors Co. Escrow	$—	—
280,720		Other Securities(a)	8,528,764	0.8
			8,528,764	0.8

		Consumer Staples: 1.4%
85,000		PepsiCo, Inc.	7,593,900	0.7
150,100		Other Securities	7,060,775	0.7
			14,654,675	1.4

		Energy: 10.1%
340,000		BP PLC ADR	17,935,000	1.7
365,000		Canadian Oil Sands Ltd.	8,271,121	0.8
64,200		Chevron Corp.	8,381,310	0.8
106,235		ExxonMobil Corp.	10,695,740	1.0
155,200		Halliburton Co.	11,020,752	1.1
293,400		Royal Dutch Shell PLC — Class A ADR	24,167,358	2.3
161,200		Spectra Energy Corp.	6,847,776	0.7
113,000		Williams Cos., Inc.	6,577,730	0.6
177,600		Other Securities(a)	11,344,620	1.1
			105,241,407	10.1

		Financials: 5.8%
697,300		Bank of America Corp.	10,717,501	1.0
226,000		JPMorgan Chase & Co.	13,022,120	1.3
365,500		Wells Fargo & Co.	19,210,680	1.8
1,609,014		Other Securities	18,052,233	1.7
			61,002,534	5.8

		Health Care: 6.4%
104,800		Johnson & Johnson	10,964,176	1.1
410,200		Merck & Co., Inc.	23,730,070	2.3
378,100		Pfizer, Inc.	11,222,008	1.1
36,700		Roche Holding AG — Genusschein	10,935,018	1.0
115,000		Sanofi-Aventis SA ADR	6,114,550	0.6
56,300		Other Securities	3,500,171	0.3
			66,465,993	6.4

COMMON STOCK: (continued)
		Industrials: 3.6%
571,600		General Electric Co.	$15,021,648	1.4
40,000		Lockheed Martin Corp.	6,429,200	0.6
284,422		Other Securities	16,172,429	1.6
			37,623,277	3.6

		Information Technology: 4.1%
85,400		Apple, Inc.	7,936,222	0.7
243,200		Cisco Systems, Inc.	6,043,520	0.6
660,400	X	First Data Holdings, Inc.	2,641,600	0.3
512,200		Intel Corp.	15,826,980	1.5
232,100		Other Securities	10,342,380	1.0
			42,790,702	4.1

		Materials: 9.1%
70,000	L	Agrium, Inc.	6,414,100	0.6
331,700		BHP Billiton PLC	10,783,182	1.1
367,700		Dow Chemical Co.	18,921,842	1.8
129,100		EI Du Pont de Nemours & Co.	8,448,304	0.8
251,000		Freeport-McMoRan Copper & Gold, Inc.	9,161,500	0.9
130,000	@	LyondellBasell Industries NV — Class A	12,694,500	1.2
236,200	L	Rio Tinto PLC ADR	12,820,936	1.2
655,631		Other Securities	15,250,411	1.5
			94,494,775	9.1

		Telecommunication Services: 1.9%
275,000		AT&T, Inc.	9,724,000	0.9
46,025		Verizon Communications, Inc. — VZC	2,251,211	0.2
1,784,545		Other Securities	8,206,561	0.8
			20,181,772	1.9

		Utilities: 12.6%
150,000		American Electric Power Co., Inc.	8,365,500	0.8
111,700		Dominion Resources, Inc.	7,988,784	0.8
194,965		Duke Energy Corp.	14,464,453	1.4
85,000		Entergy Corp.	6,977,650	0.7
335,000		Exelon Corp.	12,220,800	1.2
1,800,000	#, @	HK Electric Investments and HK Electric Investments Ltd.	1,221,808	0.1
130,830		NextEra Energy, Inc.	13,407,459	1.3
220,000		Pacific Gas & Electric Co.	10,564,400	1.0
185,200		PPL Corp.	6,580,156	0.6
175,000		Public Service Enterprise Group, Inc.	7,138,250	0.7
220,000		Southern Co.	9,983,600	0.9
200,000		Xcel Energy, Inc.	6,446,000	0.6
630,600		Other Securities	25,857,126	2.5
			131,215,986	12.6

		Total Common Stock (Cost $470,616,448)	582,199,885	55.8

See Accompanying Notes to Financial Statements

77

VY Franklin Income Portfolio	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2014 (UNAUDITED) (CONTINUED)

Shares			Value	Percentage of Net Assets

PREFERRED STOCK: 4.4%
		Energy: 0.7%
3,500	#, @	Chesapeake Energy Corp.	$4,442,813	0.4
25,000		Other Securities	2,770,312	0.3
			7,213,125	0.7

		Financials: 3.1%
9,300	@	Bank of America Corp.	10,853,100	1.1
8,000	@	Wells Fargo & Co.	9,712,000	0.9
712,110		Other Securities(a)	11,071,876	1.1
			31,636,976	3.1

		Industrials: 0.2%
1,789		Other Securities	1,982,063	0.2

		Utilities: 0.4%
80,300		Other Securities	4,402,927	0.4

		Total Preferred Stock (Cost $47,919,630)	45,235,091	4.4

EQUITY-LINKED SECURITIES: 1.0%
		Energy: 0.6%
30,000	#	Barclays Bank PLC into Devon Energy Corp., 6.000%	2,134,257	0.2
250,000	#	Barclays Bank PLC into Weatherford International Ltd., 7.500%	4,728,250	0.4
			6,862,507	0.6

		Information Technology: 0.4%
120,000	#	Wells Fargo & Co. into Broadcom Corp., 7.000%	3,736,320	0.4

		Total Equity-Linked Securities (Cost $9,073,000)	10,598,827	1.0

WARRANTS: 0.0%
		Utilities: 0.0%
21,595		Other Securities	99,985	0.0

		Total Warrants (Cost $498,071)	99,985	0.0

Principal Amount†				Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: 33.2%
			Basic Materials: 1.6%
	862,000	#	First Quantum Minerals Ltd., 6.750%, 02/15/20	892,170	0.1
	862,000	#	First Quantum Minerals Ltd., 7.000%, 02/15/21	891,093	0.1
	1,500,000	#, L	FMG Resources August 2006 Pty Ltd., 6.875%, 02/01/18	1,578,750	0.2

CORPORATE BONDS/NOTES: (continued)
			Basic Materials: (continued)
	2,000,000	#, L	FMG Resources August 2006 Pty Ltd., 8.250%, 11/01/19	$2,185,000	0.2
	600,000	#	INEOS Group Holdings SA, 5.875%, 02/15/19	616,500	0.1
EUR	2,500,000	#	Kerling PLC, 10.625%, 02/01/17	3,638,607	0.3
EUR	1,600,000	#	Kinove German Bondco GmbH, 10.000%, 06/15/18	2,364,836	0.2
	4,500,000		Other Securities(a)	4,541,250	0.4
				16,708,206	1.6

			Communications: 7.4%
	700,000	#	Altice SA, 7.750%, 05/15/22	749,000	0.1
	100,000	#	CBS Outdoor Americas Capital LLC / CBS Outdoor Americas Capital Corp., 5.250%, 02/15/22	103,000	0.0
	100,000	#	CBS Outdoor Americas Capital LLC / CBS Outdoor Americas Capital Corp., 5.625%, 02/15/24	103,500	0.0
	7,617,472		Clear Channel Communications, Inc., 6.900%, 01/30/19	7,599,380	0.7
	8,718,473		Clear Channel Communications, Inc., 3.800%–9.000%, 01/29/16–03/01/21	9,244,871	0.9
	2,000,000	#	Numericable Group SA, 6.000%, 05/15/22	2,082,500	0.2
	2,400,000	#	Sirius XM Radio, Inc., 6.000%, 07/15/24	2,502,000	0.2
	4,700,000	#	Sprint Corp., 7.875%, 09/15/23	5,240,500	0.5
	3,500,000	#	Sprint Nextel Corp., 9.000%, 11/15/18	4,252,500	0.4
	5,500,000		Sprint Nextel Corp., 7.000%–11.500%, 03/01/17–11/15/21	7,027,500	0.7
	2,500,000	#	Telecom Italia SpA, 5.303%, 05/30/24	2,515,625	0.2
	2,000,000	#	Univision Communications, Inc., 5.125%, 05/15/23	2,127,500	0.2
	7,100,000		Verizon Communications, Inc., 5.150%–6.550%, 09/15/23–09/15/43	8,475,537	0.8
	2,000,000	#	Virgin Media Secured Finance PLC, 5.500%, 01/15/25	2,075,000	0.2
	1,500,000	#	Wind Acquisition Finance SA, 7.375%, 04/23/21	1,605,000	0.2
	19,805,673		Other Securities(a),(b)	21,577,940	2.1
				77,281,353	7.4

See Accompanying Notes to Financial Statements

78

VY Franklin Income Portfolio	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2014 (UNAUDITED) (CONTINUED)

Principal Amount†				Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: (continued)
			Consumer, Cyclical: 2.4%
	1,800,000	#	Academy Ltd. / Academy Finance Corp., 9.250%, 08/01/19	$1,939,500	0.2
	1,500,000	#	Algeco Scotsman Global Finance Plc, 8.500%, 10/15/18	1,601,250	0.2
EUR	31,500,000	#	Volkswagen International Finance NV, 5.500%, 11/09/15	2,405,176	0.2
	17,455,011		Other Securities(a)	19,010,093	1.8
				24,956,019	2.4

			Consumer, Non-cyclical: 4.7%
	500,000	#	CHS/Community Health Systems, Inc., 5.125%, 08/01/21	515,000	0.1
	1,000,000	#	CHS/Community Health Systems, Inc., 6.875%, 02/01/22	1,065,000	0.1
	8,600,000		HCA, Inc., 5.875%–7.500%, 02/15/20–05/01/23	9,631,000	0.9
	1,500,000	#, L	Innovation Ventures, LLC / Innovation Ventures Finance Corp., 9.500%, 08/15/19	1,485,000	0.1
	1,000,000	#, &	Jaguar Holding Co. I, 9.375%, 10/15/17	1,040,000	0.1
	2,000,000	#	JBS USA LLC / JBS USA Finance, Inc., 7.250%, 06/01/21	2,155,000	0.2
	800,000	#	JBS USA LLC/JBS USA Finance, Inc., 8.250%, 02/01/20	872,000	0.1
	1,500,000	#	Laureate Education, Inc., 9.250%, 09/01/19	1,552,500	0.1
	800,000	#	MPH Acquisition Holdings LLC, 6.625%, 04/01/22	840,000	0.1
	10,055,000		Tenet Healthcare Corp., 8.000%–9.250%, 02/01/15–04/01/22	10,962,424	1.1
	2,300,000	#	Valeant Pharmaceuticals International, Inc., 7.500%, 07/15/21	2,555,875	0.2
	15,300,000		Other Securities(a)	16,326,000	1.6
				48,999,799	4.7

			Diversified: 0.2%
	600,000	#	Stena AB, 7.000%, 02/01/24	640,500	0.1
	1,500,000	#	Stena International SA, 5.750%, 03/01/24	1,518,750	0.1
				2,159,250	0.2

			Energy: 6.9%
	1,200,000	#, L	Alpha Natural Resources, Inc., 7.500%, 08/01/20	1,164,000	0.1

CORPORATE BONDS/NOTES: (continued)
			Energy: (continued)
	9,300,000		Chesapeake Energy Corp., 5.750%–7.250%, 12/15/18–03/15/23	$10,694,900	1.0
	8,000,000		Cobalt International Energy, Inc., 3.125%, 05/15/24	8,635,000	0.8
	3,500,000	#	CONSOL Energy, Inc., 5.875%, 04/15/22	3,675,000	0.4
	919,000	#	Expro Finance Luxembourg SCA, 8.500%, 12/15/16	963,801	0.1
	800,000	#	Kinder Morgan, Inc./DE, 5.000%, 02/15/21	834,000	0.1
	1,600,000	#	Kinder Morgan, Inc./DE, 5.625%, 11/15/23	1,652,000	0.1
	1,500,000	#	Niska Gas Storage Canada ULC / Niska Gas Storage Canada Finance Corp., 6.500%, 04/01/19	1,445,625	0.1
	1,500,000	#	Ocean Rig UDW, Inc., 7.250%, 04/01/19	1,488,750	0.2
	400,000	#	Rice Energy, Inc., 6.250%, 05/01/22	410,500	0.0
	2,300,000	#	Sabine Pass Liquefaction LLC, 5.750%, 05/15/24	2,400,625	0.2
	2,600,000	#	Samson Investment Co., 10.750%, 02/15/20	2,752,750	0.3
	2,800,000	#	Sanchez Energy Corp., 7.750%, 06/15/21	3,052,000	0.3
	31,887,437		Other Securities(a)	33,099,009	3.2
				72,267,960	6.9

			Financial: 3.1%
	1,500,000		Bank of America Corp., 8.125%, 12/29/49	1,695,597	0.2
GBP	1,000,000	#, L	Boparan Holdings Ltd., 9.875%, 04/30/18	1,844,024	0.2
	6,000,000		Citigroup, Inc., 6.300%, 12/29/49	6,138,690	0.6
	12,500,000		JPMorgan Chase & Co., 7.900%, 04/29/49	14,062,500	1.3
	2,300,000	#	Nuveen Investments, Inc., 9.500%, 10/15/20	2,737,000	0.2
	1,600,000		Wells Fargo & Co., 5.900%, 12/29/49	1,698,000	0.2
	4,100,000		Other Securities	4,627,000	0.4
				32,802,811	3.1

			Industrial: 1.8%
	1,600,000	#	Abengoa Finance SAU, 8.875%, 11/01/17	1,816,000	0.2
	1,500,000	#	Cemex SAB de CV, 7.250%, 01/15/21	1,653,750	0.1
	859,000	#	Cemex SAB de CV, 9.000%, 01/11/18	927,720	0.1

See Accompanying Notes to Financial Statements

79

VY Franklin Income Portfolio	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2014 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: (continued)
		Industrial: (continued)
2,400,000	#	CEVA Group PLC, 4.000%, 05/01/18	$2,256,000	0.2
1,300,000	#	TransDigm, Inc., 6.000%, 07/15/22	1,337,375	0.1
1,300,000	#	TransDigm, Inc., 6.500%, 07/15/24	1,355,250	0.2
7,455,000		Other Securities	9,037,972	0.9
			18,384,067	1.8

		Technology: 3.9%
2,500,000	#	BMC Software Finance, Inc., 8.125%, 07/15/21	2,584,375	0.3
500,000	#, &	Boxer Parent Co., Inc., 9.000%, 10/15/19	490,000	0.0
3,276,964		First Data Corp.—Term Loan B-3, 4.154%, 03/24/18	3,279,598	0.3
6,400,000		First Data Corp., 12.625%, 01/15/21	7,896,000	0.8
6,179,000	#	First Data Corp., 8.250%, 01/15/21	6,796,900	0.7
3,187,000	#, &	First Data Corp., 8.750%, 01/15/22	3,533,586	0.3
2,054,000		Freescale Semiconductor, Inc., 8.050%, 02/01/20	2,223,455	0.2
5,980,000		Freescale Semiconductor, Inc., 10.750%, 08/01/20	6,772,350	0.7
6,157,143		Other Securities	6,610,429	0.6
			40,186,693	3.9

		Utilities: 1.2%
814,000	#	Calpine Corp., 7.500%, 02/15/21	884,207	0.1
616,000	#	Calpine Corp., 7.875%, 07/31/20	671,440	0.0
760,000	#	Calpine Corp., 7.875%, 01/15/23	851,200	0.1
7,000,000	X	GCB Dyengy Holdings Escrow, 06/01/15	—	—
1,500,000	X	GCB Dyengy Holdings Escrow, 05/01/16	—	—
2,500,000	X	GCB Dyengy Holdings Escrow, 06/01/19	—	—
5,000,000	#	InterGen NV, 7.000%, 06/30/23	5,187,500	0.5
4,400,000		Other Securities	4,803,250	0.5
			12,397,597	1.2

		Total Corporate Bonds/Notes (Cost $314,523,301)	346,143,755	33.2

		Total Long-Term Investments (Cost $842,630,450)	984,277,543	94.4

SHORT-TERM INVESTMENTS: 6.9%
		U.S. Government Agency Obligations: 2.9%
30,000,000	Z	Federal Home Loan Bank Discount Notes, 07/01/14 (Cost $30,000,000)	$30,000,000	2.9

		Securities Lending Collateralcc(1): 4.0%
4,580,781		Cantor Fitzgerald, Repurchase Agreement dated 06/30/14, 0.13%, due 07/01/14 (Repurchase Amount $4,580,797, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%–10.500%, Market Value plus accrued interest $4,672,396, due 07/15/14–04/20/64)	4,580,781	0.4
9,981,009		Daiwa Capital Markets, Repurchase Agreement dated 06/30/14, 0.14%, due 07/01/14 (Repurchase Amount $9,981,047, collateralized by various U.S. Government Agency Obligations, 0.000%–6.500%, Market Value plus accrued interest $10,180,629, due 01/01/17–03/01/48)	9,981,009	1.0
9,981,009		HSBC Securities USA, Repurchase Agreement dated 06/30/14, 0.07%, due 07/01/14 (Repurchase Amount $9,981,028, collateralized by various U.S. Government Securities, 0.000%–6.375%, Market Value plus accrued interest $10,180,659, due 07/10/14–08/15/42)	9,981,009	0.9
7,500,000		Millenium Fixed Income Ltd., Repurchase Agreement dated 06/30/14, 0.15%, due 07/01/14 (Repurchase Amount $7,500,031, collateralized by various U.S. Government Securities, 0.750%–6.125%, Market Value plus accrued interest $7,650,000, due 12/31/17–04/15/28)	7,500,000	0.7

See Accompanying Notes to Financial Statements

80

VY Franklin Income Portfolio	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2014 (UNAUDITED) (CONTINUED)

Principal Amount†		Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc(1): (continued)
9,981,009	Nomura Securities, Repurchase Agreement dated 06/30/14, 0.11%, due 07/01/14 (Repurchase Amount $9,981,039, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%–8.875%, Market Value plus accrued interest $10,180,629, due 07/01/14–07/15/56)	$9,981,009	1.0
		42,023,808	4.0
	Total Short-Term Investments (Cost $72,023,808)	72,023,808	6.9

	Total Investments in Securities (Cost $914,654,258)	$1,056,301,351	101.3
	Liabilities in Excess of Other Assets	(13,432,787)	(1.3)
	Net Assets	$1,042,868,564	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2014.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

†	Unless otherwise indicated, principal amount is shown in USD.

#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

@	Non-income producing security

&	Payment-in-kind

ADR	American Depositary Receipt

cc	Securities purchased with cash collateral for securities loaned.

L	Loaned security, a portion or all of the security is on loan at June 30, 2014.

X	Fair value determined by Voya funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.

Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.

(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

(a)	This grouping contains securities on loan.

(b)	The grouping contains securities in default.

EUR	EU Euro

GBP	British Pound

Cost for federal income tax purposes is $914,678,942.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$198,605,435
Gross Unrealized Depreciation	(56,983,026)
Net Unrealized Appreciation	$141,622,409

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2014
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$8,528,764	$—	$—	$8,528,764
Consumer Staples	13,104,936	1,549,739	—	14,654,675
Energy	105,241,407	—	—	105,241,407
Financials	51,274,618	9,727,916	—	61,002,534
Health Care	55,530,975	10,935,018	—	66,465,993
Industrials	36,279,242	—	1,344,035	37,623,277
Information Technology	40,149,102	—	2,641,600	42,790,702
Materials	83,711,593	10,783,182	—	94,494,775
Telecommunication Services	10,810,000	9,371,772	—	20,181,772
Utilities	129,994,178	1,221,808	—	131,215,986
Total Common Stock	534,624,815	43,589,435	3,985,635	582,199,885
Preferred Stock	16,305,327	26,947,701	1,982,063	45,235,091
Equity-Linked Securities	—	10,598,827	—	10,598,827
Warrants	99,985	—	—	99,985
Corporate Bonds/Notes	—	346,143,755	—	346,143,755
Short-Term Investments	—	72,023,808	—	72,023,808
Total Investments, at fair value	$551,030,127	$499,303,526	$5,967,698	$1,056,301,351

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

See Accompanying Notes to Financial Statements

81

VY Franklin Mutual Shares Portfolio	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2014 (UNAUDITED)

Sector Diversification
as of June 30, 2014
(as a percentage of net assets)

Financials	19.7%
Health Care	12.2%
Energy	11.8%
Consumer Staples	11.8%
Information Technology	10.9%
Consumer Discretionary	9.4%
Materials	4.9%
Industrials	4.7%
Utilities	2.9%
Communications	2.1%
Telecommunication Services	1.7%
Consumer, Cyclical	1.3%
Technology	0.6%
Municipal	0.2%
Assets in Excess of Other Liabilities*	5.8%
Net Assets	100.0%

* Includes short-term investments.

Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets

COMMON STOCK: 86.1%
		Consumer Discretionary: 8.7%
97,972		CBS Corp. — Class B	$6,087,980	1.1
185,640		General Motors Co.	6,738,732	1.2
440,822	@, X	Prime AET&D Holdings	—	—
479,734		Reed Elsevier PLC	7,709,239	1.4
57,688		Time Warner Cable, Inc.	8,497,442	1.5
290,624		Twenty-First Century Fox, Inc. Class B	9,948,059	1.8
168,321		Other Securities	9,692,505	1.7
			48,673,957	8.7

		Consumer Staples: 11.8%
131,390		Altria Group, Inc.	5,510,497	1.0
176,046		British American Tobacco PLC	10,475,083	1.9
138,832		Imperial Tobacco Group PLC	6,245,750	1.1
147,840		Kroger Co.	7,307,731	1.3
109,762		Lorillard, Inc.	6,692,189	1.2
64,101		PepsiCo, Inc.	5,726,783	1.0
1,077,221		Tesco PLC	5,235,467	0.9
73,297		Walgreen Co.	5,433,507	1.0
417,739		Other Securities	13,645,152	2.4
			66,272,159	11.8

COMMON STOCK: (continued)
		Energy: 11.3%
97,139		Apache Corp.	$9,774,126	1.7
84,912		Baker Hughes, Inc.	6,321,698	1.1
554,065		BP PLC	4,879,029	0.9
198,022		Marathon Oil Corp.	7,905,038	1.4
265,263		Royal Dutch Shell PLC	10,952,734	2.0
102,715	@	Transocean Ltd.	4,625,257	0.8
853,161		Other Securities	19,196,067	3.4
			63,653,949	11.3

		Financials: 18.5%
79,776	@	ACE Ltd.	8,272,771	1.5
170,442		American International Group, Inc.	9,302,724	1.7
12,330	@	Alleghany Corp.	5,402,020	1.0
49,872	#	FCB Financial Holdings, Inc.	748,080	0.1
454,259	@, X	Canary Wharf Group PLC	3,409,975	0.6
113,022		Citigroup, Inc.	5,323,336	0.9
166,703		Credit Suisse Group	4,740,946	0.8
116,990		JPMorgan Chase & Co.	6,740,964	1.2
94,799		Metlife, Inc.	5,267,033	0.9
117,020		PNC Financial Services Group, Inc.	10,420,631	1.9
20,198		White Mountains Insurance Group Ltd.	12,289,271	2.2
654,914		Other Securities	31,856,295	5.7
			103,774,046	18.5

		Health Care: 12.2%
25,533		AstraZeneca PLC ADR	1,897,357	0.3
61,230		AstraZeneca PLC	4,555,345	0.8
117,177		Cigna Corp.	10,776,769	1.9
80,273		Eli Lilly & Co.	4,990,572	0.9
227,667		Medtronic, Inc.	14,516,048	2.6
245,982		Merck & Co., Inc.	14,230,059	2.5
209,390		Teva Pharmaceutical Industries Ltd. ADR	10,976,224	2.0
114,585		Other Securities	6,824,219	1.2
			68,766,593	12.2

		Industrials: 4.7%
3,645		AP Moller — Maersk A/S — Class B	9,062,508	1.6
53,563		Huntington Ingalls Industries, Inc.	5,066,524	0.9
500,423		Other Securities	12,191,305	2.2
			26,320,337	4.7

		Information Technology: 10.9%
158,550		Apple, Inc.	14,734,051	2.6
271,456		Cisco Systems, Inc.	6,745,682	1.2
139,914		Hewlett-Packard Co.	4,712,304	0.8
372,271		Microsoft Corp.	15,523,701	2.8

See Accompanying Notes to Financial Statements

82

VY Franklin Mutual Shares Portfolio	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2014 (UNAUDITED) (CONTINUED)

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Information Technology: (continued)
342,839		Symantec Corp.	$7,851,013	1.4
627,862		Xerox Corp.	7,810,603	1.4
3,006		Other Securities	3,925,684	0.7
			61,303,038	10.9

		Materials: 4.9%
199,292		Freeport-McMoRan Copper & Gold, Inc.	7,274,158	1.3
142,047		International Paper Co.	7,169,112	1.3
118,558		MeadWestvaco Corp.	5,247,377	0.9
153,775	@	ThyssenKrupp AG	4,474,323	0.8
130,380		Other Securities	3,195,386	0.6
			27,360,356	4.9

		Telecommunication Services: 1.7%
2,053,308		Vodafone Group PLC	6,862,695	1.2
761,640		Other Securities	2,776,991	0.5
			9,639,686	1.7

		Utilities: 1.4%
148,920		NRG Energy, Inc.	5,539,824	1.0
27,946		Other Securities	2,294,087	0.4
			7,833,911	1.4

		Total Common Stock (Cost $354,137,624)	483,598,032	86.1

PREFERRED STOCK: 0.7%
		Consumer Discretionary: 0.7%
14,964		Other Securities	3,919,321	0.7

		Total Preferred Stock (Cost $3,902,872)	3,919,321	0.7

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 7.2%
		Communications: 2.1%
1,917,104		Avaya, Inc. — TL B3, 4.727%, 10/26/17	1,881,843	0.3
467,527		Avaya, Inc. — TL B6, 6.500%, 03/30/18	468,778	0.1
1,276,000	#	Avaya, Inc., 7.000%, 04/01/19	1,282,380	0.3
1,363,000	#	Avaya, Inc., 10.500%, 03/01/21	1,264,182	0.2
6,695,738		Clear Channel Communications, Inc., 3.800%–9.000%, 01/29/16–12/15/19	6,872,536	1.2
32,493	X	Tribune Co., Escrow, 08/14/49	—	—
181,545		Other Securities	184,136	0.0
			11,953,855	2.1

CORPORATE BONDS/NOTES: (continued)
		Consumer, Cyclical: 1.3%
2,474,000	#	American Airlines, Inc., 7.500%, 03/15/16	$2,574,506	0.5
4,806,378		Other Securities	4,704,719	0.8
			7,279,225	1.3

		Energy: 0.5%
987,000	#	NGPL PipeCo, LLC, 7.119%, 12/15/17	1,006,740	0.2
1,464,000	#	NGPL PipeCo, LLC, 9.625%, 06/01/19	1,610,400	0.3
83,644		Other Securities	83,409	0.0
			2,700,549	0.5

		Financial: 1.2%
14,181,365		Lehman Brothers Holdings, Inc. — Claim, 2.290%, 12/31/49	6,603,198	1.2
1,216,000	±, X	Tropicana Entertainment, LLC, 12/15/14	—	—
			6,603,198	1.2

		Technology: 0.6%
1,021,732	#, &	First Data Holdings, Inc., 14.500%, 09/24/19	1,140,508	0.2
1,961,000		Other Securities	2,349,909	0.4
			3,490,417	0.6

		Utilities: 1.5%
33,000	X	Calpine Corp. Escrow, 12/01/14	—	—
97,000	X	Calpine Corp. Escrow, 07/15/30	—	—
49,000	X	Calpine Corp. Escrow, 07/15/49	—	—
6,400,233		Texas Competitive Electric Holdings Co., LLC, 4.651%, 10/10/17	5,312,194	1.0
3,208,000	#, ±	Texas Competitive Electric Holdings Co., LLC, 11.500%, 10/01/20	2,943,340	0.5
			8,255,534	1.5
		Total Corporate Bonds/Notes (Cost $39,269,929)	40,282,778	7.2

MUNICIPAL BONDS: 0.2%
		Puerto Rico: 0.2%
1,607,000		Other Securities	1,414,176	0.2

		Total Municipal Bonds (Cost $1,498,417)	1,414,176	0.2

		Total Long-Term Investments (Cost $398,808,842)	529,214,307	94.2

SHORT-TERM INVESTMENTS: 4.1%
		U.S. Treasury Bills: 4.1%
3,000,000		United States Treasury Bill, 0.030%, 10/30/14	2,999,661	0.5
3,000,000		United States Treasury Bill, 10/16/14	2,999,643	0.5

See Accompanying Notes to Financial Statements

83

VY Franklin Mutual Shares Portfolio	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2014 (UNAUDITED) (CONTINUED)

Principal Amount†		Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: (continued)
	U.S. Treasury Bills: (continued)
1,500,000	United States Treasury Bill, 10/02/14	$1,499,859	0.3
2,000,000	United States Treasury Bill, 10/23/14	1,999,786	0.4
2,500,000	United States Treasury Bill, 10/09/14	2,499,817	0.4
2,500,000	United States Treasury Bill, 07/10/14	2,499,987	0.4
2,000,000	United States Treasury Bill, 07/24/14	1,999,976	0.4
1,500,000	United States Treasury Bill, 07/03/14	1,499,998	0.3
5,000,000	United States Treasury Bill, 08/21/14	4,999,932	0.9
		22,998,659	4.1
	Total Short-Term Investments (Cost $22,998,192)	22,998,659	4.1
	Total Investments in Securities (Cost $421,807,034)	$552,212,966	98.3
	Assets in Excess of Other Liabilities	9,402,881	1.7
	Net Assets	$561,615,847	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2014.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

†	Unless otherwise indicated, principal amount is shown in USD.

#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

@	Non-income producing security

&	Payment-in-kind

ADR	American Depositary Receipt

±	Defaulted security

X	Fair value determined by Voya funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.

Cost for federal income tax purposes is $422,886,887.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$141,301,441
Gross Unrealized Depreciation	(11,975,362)
Net Unrealized Appreciation	$129,326,079

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2014
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$39,659,541	$9,014,416	$—	$48,673,957
Consumer Staples	44,315,859	21,956,300	—	66,272,159
Energy	43,478,427	20,175,522	—	63,653,949
Financials	87,218,283	12,397,708	4,158,055	103,774,046
Health Care	64,211,248	4,555,345	—	68,766,593
Industrials	13,945,384	12,374,953	—	26,320,337
Information Technology	57,377,354	3,925,684	—	61,303,038
Materials	19,690,647	7,669,709	—	27,360,356
Telecommunication Services	—	9,639,686	—	9,639,686
Utilities	7,833,911	—	—	7,833,911
Total Common Stock	377,730,654	101,709,323	4,158,055	483,598,032
Preferred Stock	—	3,919,321	—	3,919,321
Corporate Bonds/Notes	—	40,282,778	—	40,282,778
Municipal Bonds	—	1,414,176	—	1,414,176
Short-Term Investments	—	22,998,659	—	22,998,659
Total Investments, at fair value	$377,730,654	$170,324,257	$4,158,055	$552,212,966
Other Financial Instruments+
Forward Foreign Currency Contracts	—	347,802	—	347,802
Total Assets	$377,730,654	$170,672,059	$4,158,055	$552,560,768
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$—	$(1,924,847)	$—	$(1,924,847)
Total Liabilities	$—	$(1,924,847)	$—	$(1,924,847)

See Accompanying Notes to Financial Statements

84

VY Franklin Mutual Shares Portfolio	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2014 (UNAUDITED) (CONTINUED)

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

At June 30, 2014, the following forward foreign currency contracts were outstanding for the VY Franklin Mutual Shares Portfolio:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Bank of America	EU Euro	93,643	Buy	07/17/14	$129,334	$128,234	$(1,100)
Bank of America	South Korean Won	64,173,924	Buy	08/12/14	59,486	63,326	3,840
Bank of America	South Korean Won	32,092,911	Buy	08/12/14	29,743	31,669	1,926
Bank of America	EU Euro	153,388	Buy	07/17/14	213,180	210,047	(3,133)
Bank of America	EU Euro	109,953	Buy	07/17/14	151,798	150,568	(1,230)
Bank of America	EU Euro	171,938	Buy	07/17/14	235,448	235,450	2
Bank of America	EU Euro	161,695	Buy	07/17/14	221,435	221,423	(12)
Bank of America	EU Euro	117,078	Buy	07/17/14	161,670	160,325	(1,345)
Bank of America	EU Euro	35,071	Buy	07/17/14	48,350	48,027	(323)
Bank of America	EU Euro	76,140	Buy	07/17/14	105,922	104,265	(1,657)
Bank of America	EU Euro	33,772	Buy	07/17/14	47,042	46,247	(795)
Bank of America	EU Euro	187,778	Buy	07/17/14	260,775	257,141	(3,634)
Bank of America	EU Euro	250,070	Buy	07/17/14	346,622	342,443	(4,179)
Bank of America	EU Euro	214,297	Buy	07/17/14	297,356	293,454	(3,902)
Bank of America	British Pound	34,162	Buy	08/19/14	56,271	58,442	2,171
Bank of America	British Pound	34,067	Buy	08/19/14	56,114	58,279	2,165
Bank of America	British Pound	45,193	Buy	08/19/14	74,803	77,314	2,511
Bank of America	British Pound	40,519	Buy	08/19/14	67,085	69,318	2,233
Bank of America	British Pound	138,122	Buy	08/19/14	229,528	236,290	6,762
Bank of America	British Pound	53,536	Buy	08/19/14	88,968	91,586	2,618
Bank of America	British Pound	39,808	Buy	08/19/14	66,173	68,101	1,928
Bank of America	British Pound	544,782	Buy	08/19/14	905,852	931,978	26,126
Bank of America	British Pound	772,248	Buy	08/19/14	1,292,604	1,321,112	28,508
Barclays Bank PLC	EU Euro	10,443	Buy	07/17/14	14,297	14,300	3
Barclays Bank PLC	EU Euro	368	Buy	07/17/14	502	504	2
Barclays Bank PLC	EU Euro	77,520	Buy	07/17/14	105,243	106,155	912
Barclays Bank PLC	EU Euro	97,092	Buy	07/17/14	131,461	132,956	1,495
Barclays Bank PLC	EU Euro	113,000	Buy	07/17/14	153,031	154,740	1,709
Barclays Bank PLC	British Pound	92,071	Buy	08/19/14	156,592	157,510	918
Barclays Bank PLC	British Pound	17,932	Buy	08/19/14	30,500	30,677	177
Barclays Bank PLC	EU Euro	383,277	Buy	07/17/14	525,378	524,853	(525)
Barclays Bank PLC	EU Euro	173,556	Buy	07/17/14	236,974	237,665	691
Barclays Bank PLC	EU Euro	108,401	Buy	07/17/14	148,549	148,443	(106)
Barclays Bank PLC	British Pound	78,064	Buy	08/19/14	132,525	133,547	1,022
Barclays Bank PLC	EU Euro	169,632	Buy	07/17/14	232,400	232,292	(108)
Barclays Bank PLC	EU Euro	201,846	Buy	07/17/14	276,479	276,405	(74)
Barclays Bank PLC	EU Euro	108,221	Buy	07/17/14	148,889	148,196	(693)
Barclays Bank PLC	EU Euro	72,085	Buy	07/17/14	99,174	98,712	(462)
Barclays Bank PLC	British Pound	185,037	Buy	08/19/14	310,390	316,549	6,159
Barclays Bank PLC	EU Euro	23,313	Buy	07/17/14	32,324	31,924	(400)
Barclays Bank PLC	British Pound	154,638	Buy	08/19/14	259,040	264,544	5,504
Barclays Bank PLC	EU Euro	68,318	Buy	07/17/14	95,097	93,553	(1,544)
Barclays Bank PLC	EU Euro	96,975	Buy	07/17/14	134,565	132,797	(1,768)
Barclays Bank PLC	British Pound	57,393	Buy	08/19/14	96,346	98,185	1,839
Barclays Bank PLC	EU Euro	101,790	Buy	07/17/14	141,330	139,389	(1,941)
Barclays Bank PLC	EU Euro	108,832	Buy	07/17/14	150,161	149,033	(1,128)
Barclays Bank PLC	EU Euro	289,608	Buy	07/17/14	397,981	396,585	(1,396)
Barclays Bank PLC	EU Euro	120,951	Buy	07/17/14	166,571	165,629	(942)
Barclays Bank PLC	EU Euro	68,365	Buy	07/17/14	95,087	93,617	(1,470)
Barclays Bank PLC	EU Euro	160,097	Buy	07/17/14	222,709	219,234	(3,475)
Barclays Bank PLC	British Pound	45,193	Buy	08/19/14	74,725	77,313	2,588
Barclays Bank PLC	British Pound	42,652	Buy	08/19/14	70,720	72,967	2,247
Barclays Bank PLC	British Pound	138,122	Buy	08/19/14	229,324	236,290	6,966
Barclays Bank PLC	British Pound	119,423	Buy	08/19/14	198,268	204,301	6,033
Barclays Bank PLC	EU Euro	93,389	Buy	07/17/14	128,909	127,886	(1,023)

See Accompanying Notes to Financial Statements

85

VY Franklin Mutual Shares Portfolio	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2014 (UNAUDITED) (CONTINUED)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Barclays Bank PLC	EU Euro	21,089	Buy	07/17/14	$28,746	$28,879	$133
Barclays Bank PLC	EU Euro	368,016	Buy	07/17/14	498,803	503,955	5,152
Barclays Bank PLC	EU Euro	233,407	Buy	07/17/14	315,789	319,625	3,836
Barclays Bank PLC	Swiss Franc	28,037	Buy	08/12/14	31,461	31,627	166
Barclays Bank PLC	South Korean Won	136,111,561	Buy	08/12/14	132,947	134,314	1,367
Barclays Bank PLC	South Korean Won	63,183,564	Buy	08/12/14	61,643	62,350	707
Barclays Bank PLC	British Pound	39,053	Buy	08/19/14	66,269	66,809	540
Barclays Bank PLC	EU Euro	27,436	Buy	07/17/14	37,590	37,570	(20)
Barclays Bank PLC	EU Euro	174,616	Buy	07/17/14	239,418	239,116	(302)
Barclays Bank PLC	EU Euro	216,802	Buy	07/17/14	297,226	296,885	(341)
Barclays Bank PLC	British Pound	90,012	Buy	08/19/14	152,739	153,987	1,248
Barclays Bank PLC	EU Euro	443,277	Buy	07/17/14	607,161	607,016	(145)
Barclays Bank PLC	EU Euro	302,768	Buy	07/17/14	414,744	414,606	(138)
Barclays Bank PLC	EU Euro	112,764	Buy	07/17/14	155,407	154,416	(991)
Barclays Bank PLC	British Pound	209,812	Buy	08/19/14	352,260	358,932	6,672
Barclays Bank PLC	EU Euro	66,044	Buy	07/17/14	91,962	90,440	(1,522)
Barclays Bank PLC	British Pound	57,393	Buy	08/19/14	96,282	98,184	1,902
Barclays Bank PLC	South Korean Won	110,608,334	Buy	08/12/14	107,512	109,148	1,636
Barclays Bank PLC	EU Euro	38,337	Buy	07/17/14	53,032	52,497	(535)
Barclays Bank PLC	EU Euro	97,091	Buy	07/17/14	134,192	132,955	(1,237)
Barclays Bank PLC	British Pound	190,492	Buy	08/19/14	319,272	325,881	6,609
Barclays Bank PLC	British Pound	183,129	Buy	08/19/14	307,876	313,285	5,409
Barclays Bank PLC	British Pound	105,502	Buy	08/19/14	177,377	180,486	3,109
Barclays Bank PLC	South Korean Won	231,000,000	Buy	08/12/14	223,404	227,951	4,547
Credit Suisse Group AG	Swiss Franc	17,438	Buy	08/12/14	19,528	19,671	143
Credit Suisse Group AG	British Pound	100,929	Buy	08/19/14	172,655	172,663	8
Credit Suisse Group AG	British Pound	16,335	Buy	08/19/14	27,932	27,945	13
Credit Suisse Group AG	British Pound	2,019	Buy	08/19/14	3,452	3,454	2
Credit Suisse Group AG	South Korean Won	71,464,960	Buy	08/12/14	69,804	70,522	718
Credit Suisse Group AG	British Pound	23,081	Buy	08/19/14	39,245	39,484	239
Credit Suisse Group AG	South Korean Won	86,291,231	Buy	08/12/14	84,376	85,152	776
Credit Suisse Group AG	British Pound	58,255	Buy	08/19/14	98,654	99,659	1,005
Credit Suisse Group AG	South Korean Won	32,083,988	Buy	08/12/14	29,743	31,660	1,917
Credit Suisse Group AG	South Korean Won	81,554,776	Buy	08/12/14	75,619	80,479	4,860
Deutsche Bank AG	EU Euro	33,716	Buy	07/17/14	45,992	46,171	179
Deutsche Bank AG	EU Euro	72,460	Buy	07/17/14	98,515	99,226	711
Deutsche Bank AG	EU Euro	10,459	Buy	07/17/14	14,230	14,323	93
Deutsche Bank AG	Swiss Franc	32,000	Buy	08/12/14	35,776	36,097	321
Deutsche Bank AG	British Pound	50,046	Buy	08/19/14	85,572	85,616	44
Deutsche Bank AG	British Pound	44,615	Buy	08/19/14	75,775	76,325	550
Deutsche Bank AG	British Pound	12,167	Buy	08/19/14	20,647	20,815	168
Deutsche Bank AG	British Pound	42,706	Buy	08/19/14	72,607	73,058	451
Deutsche Bank AG	British Pound	14,106	Buy	08/19/14	23,913	24,132	219
Deutsche Bank AG	British Pound	28,415	Buy	08/19/14	47,800	48,611	811
HSBC	South Korean Won	73,743,452	Buy	08/12/14	67,717	72,770	5,053
HSBC	South Korean Won	25,319,713	Buy	08/12/14	23,444	24,985	1,541
HSBC	South Korean Won	92,061,233	Buy	08/12/14	85,444	90,846	5,402
HSBC	South Korean Won	86,626,720	Buy	08/12/14	80,396	85,483	5,087
HSBC	EU Euro	347,112	Buy	07/17/14	474,292	475,330	1,038
HSBC	South Korean Won	58,535,070	Buy	08/12/14	57,107	57,762	655
HSBC	South Korean Won	31,195,079	Buy	08/12/14	30,044	30,783	739
HSBC	EU Euro	48,041	Buy	07/17/14	65,792	65,787	(5)
HSBC	EU Euro	22,548	Buy	07/17/14	30,742	30,877	135
HSBC	EU Euro	72,459	Buy	07/17/14	98,419	99,224	805
HSBC	EU Euro	2,406	Buy	07/17/14	3,271	3,295	24
HSBC	EU Euro	23,913	Buy	07/17/14	32,376	32,747	371
HSBC	EU Euro	124,848	Buy	07/17/14	169,437	170,964	1,527
HSBC	EU Euro	85,000	Buy	07/17/14	115,079	116,398	1,319
HSBC	Swiss Franc	6,100	Buy	08/12/14	6,879	6,882	3
HSBC	EU Euro	73,481	Buy	07/17/14	100,440	100,624	184
HSBC	EU Euro	87,788	Buy	07/17/14	120,173	120,216	43
HSBC	EU Euro	347,112	Buy	07/17/14	474,992	475,330	338
HSBC	EU Euro	108,401	Buy	07/17/14	148,604	148,442	(162)
HSBC	British Pound	48,741	Buy	08/19/14	82,739	83,383	644
HSBC	EU Euro	201,845	Buy	07/17/14	276,456	276,403	(53)
HSBC	British Pound	190,492	Buy	08/19/14	319,255	325,881	6,626
HSBC	British Pound	183,195	Buy	08/19/14	307,998	313,398	5,400

See Accompanying Notes to Financial Statements

86

VY Franklin Mutual Shares Portfolio	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2014 (UNAUDITED) (CONTINUED)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
HSBC	EU Euro	41,410	Buy	07/17/14	$57,614	$56,707	$(907)
HSBC	British Pound	34,067	Buy	08/19/14	56,179	58,279	2,100
HSBC	British Pound	159,230	Buy	08/19/14	264,794	272,400	7,606
HSBC	British Pound	83,896	Buy	08/19/14	139,375	143,524	4,149
Bank of America	British Pound	127,733	Buy	08/19/14	218,511	218,518	7
Bank of America	British Pound	27,036	Buy	08/19/14	46,239	46,251	12
State Street Bank	EU Euro	47,116	Buy	07/17/14	64,520	64,520	0
State Street Bank	EU Euro	20,600	Buy	07/17/14	27,965	28,209	244
State Street Bank	EU Euro	26,426	Buy	07/17/14	35,809	36,187	378
State Street Bank	Swiss Franc	11,463	Buy	08/12/14	12,862	12,931	69
State Street Bank	British Pound	23,138	Buy	08/19/14	39,574	39,583	9
State Street Bank	British Pound	15,066	Buy	08/19/14	25,627	25,774	147
State Street Bank	British Pound	5,654	Buy	08/19/14	9,622	9,672	50
State Street Bank	British Pound	44,554	Buy	08/19/14	75,829	76,220	391
State Street Bank	British Pound	12,144	Buy	08/19/14	20,635	20,775	140
State Street Bank	British Pound	75,195	Buy	08/19/14	127,584	128,639	1,055
State Street Bank	EU Euro	93,826	Buy	07/17/14	128,438	128,483	45
State Street Bank	EU Euro	173,556	Buy	07/17/14	237,060	237,665	605
State Street Bank	British Pound	25,256	Buy	08/19/14	42,823	43,206	383
State Street Bank	EU Euro	108,401	Buy	07/17/14	148,550	148,443	(107)
State Street Bank	EU Euro	35,824	Buy	07/17/14	49,841	49,057	(784)
State Street Bank	Swiss Franc	17,973	Buy	08/12/14	20,112	20,274	162
State Street Bank	British Pound	107,350	Buy	08/19/14	180,242	183,648	3,406
State Street Bank	British Pound	341,400	Buy	08/19/14	573,941	584,045	10,104
State Street Bank	EU Euro	67,449	Buy	07/17/14	93,728	92,364	(1,364)
State Street Bank	British Pound	190,492	Buy	08/19/14	319,236	325,881	6,645
State Street Bank	EU Euro	124,988	Buy	07/17/14	173,560	171,157	(2,403)
State Street Bank	British Pound	183,195	Buy	08/19/14	308,000	313,398	5,398
State Street Bank	EU Euro	66,067	Buy	07/17/14	91,207	90,472	(735)
State Street Bank	British Pound	45,193	Buy	08/19/14	74,567	77,313	2,746
State Street Bank	British Pound	69,061	Buy	08/19/14	114,599	118,145	3,546
State Street Bank	British Pound	159,231	Buy	08/19/14	264,609	272,403	7,794
State Street Bank	British Pound	576,158	Buy	08/19/14	957,395	985,653	28,258
State Street Bank	British Pound	419,482	Buy	08/19/14	697,517	717,623	20,106
							$267,689
Bank of America	Swiss Franc	30,400	Sell	08/12/14	$34,120	$34,292	$(172)
Bank of America	Swiss Franc	39,419	Sell	08/12/14	44,681	44,467	214
Bank of America	Swiss Franc	12,462	Sell	08/12/14	14,112	14,057	55
Bank of America	Swiss Franc	22,400	Sell	08/12/14	25,370	25,269	101
Bank of America	EU Euro	32,938	Sell	07/17/14	45,242	45,105	137
Bank of America	Swiss Franc	111,500	Sell	08/12/14	127,911	125,777	2,134
Bank of America	Swiss Franc	48,600	Sell	08/12/14	55,568	54,823	745
Bank of America	EU Euro	23,313	Sell	07/17/14	31,940	31,924	16
Bank of America	Swiss Franc	68,770	Sell	08/12/14	78,397	77,576	821
Bank of America	EU Euro	20,206	Sell	07/17/14	27,448	27,670	(222)
Bank of America	Swiss Franc	67,455	Sell	08/12/14	76,940	76,092	848
Bank of America	British Pound	85,838	Sell	08/19/14	143,331	146,846	(3,515)
Bank of America	EU Euro	72,166	Sell	07/17/14	98,409	98,823	(414)
Bank of America	British Pound	40,269	Sell	08/19/14	67,078	68,890	(1,812)
Bank of America	EU Euro	9,432,899	Sell	07/17/14	12,826,054	12,917,267	(91,213)
Bank of America	British Pound	6,309,737	Sell	08/19/14	10,541,046	10,794,289	(253,243)
Bank of America	British Pound	132,779	Sell	08/19/14	224,106	227,150	(3,044)
Bank of America	British Pound	307,000	Sell	08/19/14	518,096	525,195	(7,099)
Bank of America	British Pound	31,976	Sell	08/19/14	53,929	54,702	(773)
Bank of America	South Korean Won	184,070,788	Sell	08/12/14	171,268	181,641	(10,373)
Bank of America	South Korean Won	147,741,250	Sell	08/12/14	138,089	145,791	(7,702)
Bank of America	South Korean Won	340,805,798	Sell	08/12/14	317,486	336,307	(18,821)
Bank of America	South Korean Won	342,304,334	Sell	08/12/14	317,486	337,786	(20,300)
Bank of America	South Korean Won	304,504,669	Sell	08/12/14	280,908	300,485	(19,577)
Barclays Bank PLC	Swiss Franc	43,200	Sell	08/12/14	49,471	48,732	739
Barclays Bank PLC	Swiss Franc	22,100	Sell	08/12/14	25,085	24,930	155
Barclays Bank PLC	British Pound	444,172	Sell	08/19/14	751,579	759,861	(8,282)
Barclays Bank PLC	British Pound	378,997	Sell	08/19/14	641,525	648,363	(6,838)
Barclays Bank PLC	British Pound	559,978	Sell	08/19/14	943,731	957,974	(14,243)
Barclays Bank PLC	British Pound	297,012	Sell	08/19/14	501,105	508,109	(7,004)
Barclays Bank PLC	Swiss Franc	31,200	Sell	08/12/14	35,037	35,195	(158)
Barclays Bank PLC	Swiss Franc	85,100	Sell	08/12/14	97,781	95,996	1,785

See Accompanying Notes to Financial Statements

87

VY Franklin Mutual Shares Portfolio	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2014 (UNAUDITED) (CONTINUED)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Barclays Bank PLC	Swiss Franc	24,640	Sell	08/12/14	$28,193	$27,795	$398
Barclays Bank PLC	EU Euro	20,818	Sell	07/17/14	28,270	28,508	(238)
Barclays Bank PLC	EU Euro	335,390	Sell	11/17/14	457,658	459,501	(1,843)
Barclays Bank PLC	British Pound	178,830	Sell	08/19/14	298,314	305,931	(7,617)
Barclays Bank PLC	British Pound	12,967,759	Sell	08/19/14	21,656,158	22,184,403	(528,245)
Barclays Bank PLC	British Pound	130,143	Sell	08/19/14	217,531	222,640	(5,109)
Barclays Bank PLC	British Pound	167,580	Sell	08/19/14	278,590	286,685	(8,095)
Barclays Bank PLC	EU Euro	3,833,455	Sell	11/17/14	5,260,853	5,252,023	8,830
Barclays Bank PLC	South Korean Won	75,242,034	Sell	08/12/14	71,097	74,249	(3,152)
Barclays Bank PLC	South Korean Won	131,350,409	Sell	08/12/14	122,826	129,616	(6,790)
Barclays Bank PLC	Swiss Franc	51,000	Sell	08/12/14	56,835	57,531	(696)
Barclays Bank PLC	South Korean Won	118,013,058	Sell	08/12/14	114,287	116,455	(2,168)
Barclays Bank PLC	British Pound	251,659	Sell	08/19/14	424,800	430,522	(5,722)
Barclays Bank PLC	British Pound	417,475	Sell	08/19/14	703,037	714,190	(11,153)
Barclays Bank PLC	British Pound	29,808	Sell	08/19/14	50,045	50,993	(948)
Barclays Bank PLC	EU Euro	361,800	Sell	11/17/14	492,737	495,684	(2,947)
Barclays Bank PLC	EU Euro	2,981,576	Sell	11/17/14	4,091,319	4,084,907	6,412
Credit Suisse Group AG	South Korean Won	125,864,210	Sell	08/12/14	122,496	124,203	(1,707)
Credit Suisse Group AG	South Korean Won	73,360,000	Sell	08/12/14	68,115	72,392	(4,277)
Credit Suisse Group AG	South Korean Won	40,358,257	Sell	08/12/14	37,300	39,826	(2,526)
Credit Suisse Group AG	South Korean Won	45,537,074	Sell	08/12/14	42,164	44,936	(2,772)
Credit Suisse Group AG	British Pound	40,269	Sell	08/19/14	67,084	68,889	(1,805)
Credit Suisse Group AG	South Korean Won	554,252,356	Sell	08/12/14	517,833	546,936	(29,103)
Credit Suisse Group AG	South Korean Won	378,983,539	Sell	08/12/14	352,763	373,981	(21,218)
Credit Suisse Group AG	South Korean Won	189,477,659	Sell	08/12/14	176,381	186,976	(10,595)
Credit Suisse Group AG	South Korean Won	378,489,672	Sell	08/12/14	352,763	373,494	(20,731)
Credit Suisse Group AG	South Korean Won	1,292,993,783	Sell	08/12/14	1,199,393	1,275,926	(76,533)
Credit Suisse Group AG	South Korean Won	152,252,335	Sell	08/12/14	140,454	150,242	(9,788)
Deutsche Bank AG	Swiss Franc	27,800	Sell	08/12/14	30,991	31,359	(368)
Deutsche Bank AG	EU Euro	167,695	Sell	11/17/14	229,013	229,751	(738)
HSBC	South Korean Won	67,657,966	Sell	08/12/14	63,937	66,765	(2,828)
HSBC	South Korean Won	69,827,880	Sell	08/12/14	65,569	68,906	(3,337)
HSBC	South Korean Won	98,247,790	Sell	08/12/14	91,243	96,951	(5,708)
HSBC	South Korean Won	65,663,442	Sell	08/12/14	61,082	64,796	(3,714)
HSBC	South Korean Won	62,595,708	Sell	08/12/14	58,392	61,770	(3,378)
HSBC	South Korean Won	740,350,951	Sell	08/12/14	691,807	730,578	(38,771)
HSBC	South Korean Won	36,055,437	Sell	08/12/14	33,703	35,580	(1,877)
HSBC	South Korean Won	281,721,089	Sell	08/12/14	262,274	278,003	(15,729)
HSBC	South Korean Won	719,598,233	Sell	08/12/14	670,360	710,099	(39,739)
HSBC	South Korean Won	515,613,004	Sell	08/12/14	478,496	508,807	(30,311)
HSBC	South Korean Won	136,967,386	Sell	08/12/14	126,295	135,159	(8,864)
HSBC	South Korean Won	132,704,154	Sell	08/12/14	122,404	130,953	(8,549)
HSBC	South Korean Won	27,307,101	Sell	08/12/14	26,591	26,947	(356)
HSBC	Swiss Franc	71,000	Sell	08/12/14	79,714	80,091	(377)
HSBC	South Korean Won	47,130,351	Sell	08/12/14	45,869	46,508	(639)
HSBC	Swiss Franc	67,480	Sell	08/12/14	76,897	76,120	777
HSBC	British Pound	391,003	Sell	08/19/14	658,183	668,902	(10,719)
HSBC	British Pound	747,000	Sell	08/19/14	1,266,934	1,277,919	(10,985)
HSBC	British Pound	630,837	Sell	08/19/14	1,061,068	1,079,195	(18,127)
HSBC	British Pound	39,520	Sell	08/19/14	66,499	67,608	(1,109)
HSBC	British Pound	29,808	Sell	08/19/14	50,030	50,994	(964)
HSBC	EU Euro	65,875	Sell	07/17/14	90,499	90,209	290
HSBC	EU Euro	13,598	Sell	07/17/14	18,711	18,620	91
HSBC	EU Euro	102,654	Sell	07/17/14	141,274	140,573	701
HSBC	EU Euro	22,102	Sell	07/17/14	30,307	30,266	41
HSBC	EU Euro	152,327	Sell	07/17/14	208,387	208,594	(207)
HSBC	Swiss Franc	7,337	Sell	08/12/14	8,372	8,277	95
HSBC	EU Euro	84,790	Sell	07/17/14	115,711	116,110	(399)
HSBC	EU Euro	1,430,000	Sell	11/17/14	1,950,653	1,959,171	(8,518)
HSBC	EU Euro	335,390	Sell	11/17/14	456,473	459,501	(3,028)
HSBC	EU Euro	8,097	Sell	11/17/14	11,042	11,093	(51)
HSBC	EU Euro	229,298	Sell	07/17/14	311,487	313,997	(2,510)
HSBC	British Pound	9,725,819	Sell	08/19/14	16,246,008	16,638,301	(392,293)
HSBC	EU Euro	466,674	Sell	11/17/14	640,300	639,366	934
HSBC	South Korean Won	101,488,399	Sell	08/12/14	94,285	100,149	(5,864)
State Street Bank	Swiss Franc	4,200	Sell	08/12/14	4,672	4,738	(66)
State Street Bank	Swiss Franc	58,900	Sell	08/12/14	66,262	66,442	(180)

See Accompanying Notes to Financial Statements

88

VY Franklin Mutual Shares Portfolio	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2014 (UNAUDITED) (CONTINUED)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
State Street Bank	Swiss Franc	52,800	Sell	08/12/14	$59,516	$59,560	$(44)
State Street Bank	Swiss Franc	47,400	Sell	08/12/14	53,495	53,470	25
State Street Bank	Swiss Franc	118,000	Sell	08/12/14	134,879	133,110	1,769
State Street Bank	Swiss Franc	21,300	Sell	08/12/14	24,221	24,028	193
State Street Bank	British Pound	705,560	Sell	08/19/14	1,196,030	1,207,026	(10,996)
State Street Bank	British Pound	31,976	Sell	08/19/14	53,878	54,702	(824)
State Street Bank	Swiss Franc	56,900	Sell	08/12/14	64,766	64,186	580
State Street Bank	Swiss Franc	29,500	Sell	08/12/14	33,304	33,277	27
State Street Bank	Swiss Franc	36,900	Sell	08/12/14	41,715	41,625	90
State Street Bank	Swiss Franc	88,800	Sell	08/12/14	100,814	100,170	644
State Street Bank	Swiss Franc	19,600	Sell	08/12/14	22,210	22,109	101
State Street Bank	Swiss Franc	15,100	Sell	08/12/14	17,282	17,033	249
State Street Bank	EU Euro	22,103	Sell	07/17/14	30,261	30,268	(7)
State Street Bank	EU Euro	4,049	Sell	11/17/14	5,522	5,548	(26)
State Street Bank	British Pound	43,187	Sell	08/19/14	71,934	73,882	(1,948)
							$(1,844,734)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2014 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$347,802
Total Asset Derivatives		$347,802
Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$1,924,847
Total Liability Derivatives		$1,924,847

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2014 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Investments*	Foreign currency related transactions**	Total
Equity contracts	$(481,059)	$—	$(481,059)
Foreign exchange contracts	—	(4,274,589)	(4,274,589)
Total	$(481,059)	$(4,274,589)	$(4,755,648)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Investments*	Foreign currency related transactions**	Total
Equity contracts	$43,164	$—	$43,164
Foreign exchange contracts	—	2,630,342	2,630,342
Total	$43,164	$2,630,342	$2,673,506

*	Amounts recognized for purchased options are included in net realized gain (loss) on investments and net change in unrealized appreciation or depreciation on investments.

**	Amounts recognized for forward foreign currency contracts are included in net realized gain (loss) on foreign currency related transactions and net change in unrealized appreciation or depreciation on foreign currency related transactions.

See Accompanying Notes to Financial Statements

89

VY Franklin Mutual Shares Portfolio	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2014 (UNAUDITED) (CONTINUED)

The following is a summary by counterparty of the fair value of OTC derivative instruments at June 30, 2014:

	Bank of America	Barclays Bank PLC	Credit Suisse Group AG	Deutsche Bank AG	HSBC	State Street Bank	Totals
Assets:
Forward foreign currency contracts	$85,880	$99,617	$9,681	$3,547	$53,718	$95,359	$347,802
Total Assets	85,880	99,617	9,681	3,547	53,718	95,359	347,802
Total asset derivative instruments subject to master netting agreements(1)	$—	$—	$—	$—	$—	$—	$—
Liabilities:
Forward foreign currency contracts	$459,590	$643,534	$181,055	$1,106	$620,078	$19,484	$1,924,847
Total Liabilities	459,590	643,534	181,055	1,106	620,078	19,484	1,924,847
Total liability derivative instruments subject to master netting agreements(1)	$—	$—	$—	$—	$—	$—	$—

(1)	At June 30, 2014, the Portfolio had not entered into any master netting agreements with its derivative counterparties as disclosed above. As such, the Portfolio did not have any amounts subject to offset. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

See Accompanying Notes to Financial Statements

90

VY JPMORGAN SMALL CAP CORE PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2014 (UNAUDITED)

Sector Diversification
as of June 30, 2014
(as a percentage of net assets)

Financials	21.1%
Consumer Discretionary	17.3%
Information Technology	15.2%
Industrials	15.2%
Health Care	10.5%
Energy	6.2%
Materials	5.4%
Consumer Staples	3.5%
Utilities	3.0%
Telecommunication Services	0.6%
U.S. Treasury Bills	0.1%
Basic Materials	0.1%
Assets in Excess of Other Liabilities*	1.8%
Net Assets	100.0%

* Includes short-term investments.

Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets

COMMON STOCK: 98.0%
		Basic Materials: 0.1%
32,900		Other Securities	$552,062	0.1

		Consumer Discretionary: 17.3%
140,693		Allison Transmission Holdings, Inc.	4,375,552	0.5
68,713		Ascent Capital Group, Inc.	4,535,745	0.6
183,000	@	Barnes & Noble, Inc.	4,170,570	0.5
147,301		Brinker International, Inc.	7,166,194	0.9
239,017		Chico’s FAS, Inc.	4,053,728	0.5
181,491		Cinemark Holdings, Inc.	6,417,522	0.8
306,490	@	CROCS, Inc.	4,606,545	0.6
186,150		Dana Holding Corp.	4,545,783	0.6
197,120	@	EW Scripps Co.	4,171,059	0.5
135,348	@	Iconix Brand Group, Inc.	5,811,843	0.7
170,924	@	Jarden Corp.	10,144,340	1.3
92,948		Pool Corp.	5,257,139	0.7
121,900		Tower International, Inc.	4,490,796	0.6
3,347,356		Other Securities(a)	66,836,526	8.5
			136,583,342	17.3

		Consumer Staples: 3.5%
47,451		J&J Snack Foods Corp.	4,466,088	0.6
76,180		Spectrum Brands Holdings, Inc.	6,553,765	0.8
1,063,363		Other Securities(a)	16,492,412	2.1
			27,512,265	3.5

COMMON STOCK: (continued)
		Energy: 6.2%
74,276		Tidewater, Inc.	$4,170,597	0.5
659,764		Warren Resources, Inc.	4,090,537	0.5
1,616,500		Other Securities(a)	40,751,176	5.2
			49,012,310	6.2

		Financials: 21.1%
463,033		Associated Banc-Corp.	8,371,637	1.1
73,976		EastGroup Properties, Inc.	4,751,479	0.6
142,714		HFF, Inc.	5,307,534	0.7
147,402		National Retail Properties, Inc.	5,481,880	0.7
158,975		ProAssurance Corp.	7,058,490	0.9
283,243		RLJ Lodging Trust	8,182,890	1.0
6,207,604		Other Securities(a)	126,658,486	16.1
			165,812,396	21.1

		Health Care: 10.5%
61,944	@	Centene Corp.	4,683,586	0.6
82,100		Greatbatch, Inc.	4,027,826	0.5
56,751	@	Idexx Laboratories, Inc.	7,580,231	1.0
33,759		MWI Veterinary Supply, Inc.	4,793,441	0.6
2,314,814		Other Securities(a)	61,846,155	7.8
			82,931,239	10.5

		Industrials: 15.2%
74,900		Deluxe Corp.	4,387,642	0.6
101,530	@	Generac Holdings, Inc.	4,948,572	0.6
169,811		Herman Miller, Inc.	5,135,085	0.6
125,680		KAR Auction Services, Inc.	4,005,421	0.5
172,780		Knight Transportation, Inc.	4,106,981	0.5
71,145		RBC Bearings, Inc.	4,556,837	0.6
56,103		Regal-Beloit Corp.	4,407,452	0.6
173,208		Rexnord Corp.	4,875,805	0.6
98,545		Toro Co.	6,267,462	0.8
222,345		Waste Connections, Inc.	10,794,850	1.4
2,518,612		Other Securities	65,923,259	8.4
			119,409,366	15.2

		Information Technology: 15.2%
127,198		Advent Software, Inc.	4,142,839	0.5
49,190		Anixter International, Inc.	4,922,443	0.6
150,195	@	CoreLogic, Inc.	4,559,920	0.6
179,446		Freescale Semiconductor Holdings Ltd.	4,216,981	0.5
238,449	@	Rovi Corp.	5,713,238	0.7
201,900	@	Sanmina Corp.	4,599,282	0.6
83,089		WebMD Health Corp.	4,013,199	0.5
3,810,286		Other Securities(a)	87,715,425	11.2
			119,883,327	15.2

See Accompanying Notes to Financial Statements

91

VY JPMORGAN SMALL CAP CORE PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2014 (UNAUDITED) (CONTINUED)

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Materials: 5.4%
96,512		Aptargroup, Inc.	$6,467,269	0.8
133,613	@	Crown Holdings, Inc.	6,648,583	0.9
138,108		Silgan Holdings, Inc.	7,018,649	0.9
317,248		Taminco Corp.	7,379,188	0.9
537,000		Other Securities	14,810,905	1.9
			42,324,594	5.4

		Telecommunication Services: 0.5%
276,200		Other Securities	3,800,786	0.5

		Utilities: 3.0%
106,854		NorthWestern Corp.	5,576,710	0.7
242,820		Portland General Electric Co.	8,418,570	1.1
230,928		Other Securities(a)	9,680,777	1.2
			23,676,057	3.0

		Total Common Stock (Cost $581,496,677)	771,497,744	98.0

PREFERRED STOCK: 0.1%
		Telecommunication Services: 0.1%
34,300		Other Securities	646,212	0.1
		Total Preferred Stock (Cost $635,494)	646,212	0.1

Principal Amount†			Value	Percentage of Net Assets

U.S. TREASURY OBLIGATIONS: 0.1%
		U.S. Treasury Bills: 0.1%
770,000	S	0.250%, due 11/30/14	770,571	0.1

		Total U.S. Treasury Obligations (Cost $770,358)	770,571	0.1

		Total Long-Term Investments (Cost $582,902,529)	772,914,527	98.2

SHORT-TERM INVESTMENTS: 4.2%
		Securities Lending Collateralcc(1): 2.2%
4,202,420		Cantor Fitzgerald, Repurchase Agreement dated 06/30/14, 0.13%, due 07/01/14 (Repurchase Amount $4,202,435, collateralized by various U.S. Government/ U.S. Government Agency Obligations, 0.000%–10.500%, Market Value plus accrued interest $4,286,468, due 07/15/14–04/20/64)	4,202,420	0.5

SHORT-TERM INVESTMENTS: (continued)
		Securities Lending Collateralcc(1): (continued)
1,142,998		Credit Suisse Securities, Repurchase Agreement dated 06/30/14, 0.06%, due 07/01/14 (Repurchase Amount $1,143,000, collateralized by various U.S. Government Securities, 0.000%, Market Value plus accrued interest $1,165,868, due 08/15/14–11/15/43)	$1,142,998	0.2
443,959		Daiwa Capital Markets, Repurchase Agreement dated 06/30/14, 0.12%, due 07/01/14 (Repurchase Amount $443,960, collateralized by various U.S. Government Securities, 0.000%–9.875%, Market Value plus accrued interest $452,838, due 07/03/14–05/15/44)	443,959	0.1
4,202,420		HSBC Securities USA, Repurchase Agreement dated 06/30/14, 0.07%, due 07/01/14 (Repurchase Amount $4,202,428, collateralized by various U.S. Government Securities, 0.000%–6.375%, Market Value plus accrued interest $4,286,481, due 07/10/14–08/15/42)	4,202,420	0.5
3,500,000		Millenium Fixed Income Ltd., Repurchase Agreement dated 06/30/14, 0.15%, due 07/01/14 (Repurchase Amount $3,500,014, collateralized by various U.S. Government Securities, 0.750%–6.125%, Market Value plus accrued interest $3,570,000, due 12/31/17–04/15/28)	3,500,000	0.4
4,202,420		Nomura Securities, Repurchase Agreement dated 06/30/14, 0.11%, due 07/01/14 (Repurchase Amount $4,202,433, collateralized by various U.S. Government/ U.S. Government Agency Obligations, 0.000%–8.875%, Market Value plus accrued interest $4,286,468, due 07/01/14–07/15/56)	4,202,420	0.5
			17,694,217	2.2

See Accompanying Notes to Financial Statements

92

VY JPMORGAN SMALL CAP CORE PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2014 (UNAUDITED) (CONTINUED)

Shares		Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: (continued)
	Mutual Funds: 2.0%
15,559,559	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.030%†† (Cost $15,559,559)	$15,559,559	2.0

	Total Short-Term Investments (Cost $33,253,776)	33,253,776	4.2

	Total Investments in Securities (Cost $616,156,305)	$806,168,303	102.4
	Liabilities in Excess of Other Assets	(19,214,076)	(2.4)
	Net Assets	$786,954,227	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2014.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

†	Unless otherwise indicated, principal amount is shown in USD.

††	Rate shown is the 7-day yield as of June 30, 2014.

@	Non-income producing security

cc	Securities purchased with cash collateral for securities loaned.

S	All or a portion of this security has been identified by the Portfolio to cover future collateral requirements for applicable futures, options, swaps, foreign currency contracts and/or when-issued or delayed-delivery securities.

(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

(a)	This grouping contains securities on loan.

Cost for federal income tax purposes is $618,602,934.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$206,065,112
Gross Unrealized Depreciation	(18,499,743)
Net Unrealized Appreciation	$187,565,369

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2014
Asset Table
Investments, at fair value
Common Stock*	$771,497,744	$—	$—	$771,497,744
Preferred Stock	646,212	—	—	646,212
Short-Term Investments	15,559,559	17,694,217	—	33,253,776
U.S. Treasury Obligations	—	770,571	—	770,571
Total Investments, at fair value	$787,703,515	$18,464,788	$—	$806,168,303
Other Financial Instruments+
Futures	90,378	—	—	90,378
Total Assets	$787,793,893	$18,464,788	$—	$806,258,681

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

*	For further breakdown of Common Stock by sector, please refer to the Summary Portfolio of Investments.

VY JPMorgan Small Cap Core Equity Portfolio Open Futures Contracts on June 30, 2014:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
Russell 2000® Mini Index	66	09/19/14	$7,855,980	$90,378
			$7,855,980	$90,378

See Accompanying Notes to Financial Statements

93

VY JPMORGAN SMALL CAP CORE PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2014 (UNAUDITED) (CONTINUED)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2014 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Equity contracts	Net Assets — Unrealized appreciation*	$90,378
Total Asset Derivatives		$90,378

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Summary Portfolio of Investments.

The effect of derivative instruments on the Portfolio’s Statement of Operations for the year ended June 30, 2014 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$692,629
Total	$692,629

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(291,968)
Total	$(291,968)

See Accompanying Notes to Financial Statements

94

VY Templeton Global Growth Portfolio	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2014 (UNAUDITED)

Geographic Diversification
as of June 30, 2014
(as a percentage of net assets)

United States	32.4%
United Kingdom	12.4%
France	9.8%
Germany	6.1%
Netherlands	4.8%
Switzerland	4.7%
South Korea	4.4%
Japan	2.9%
Italy	2.8%
Singapore	2.6%
Countries between 0.2%–2.3%ˆ	15.6%
Assets in Excess of Other Liabilities*	1.5%
Net Assets	100.0%

* Includes short-term investments.
ˆ Includes 13 countries, which each represents 0.2%–2.3% of net assets.

Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets

COMMON STOCK: 98.5%
		Brazil: 1.1%
439,143		Petroleo Brasileiro SA ADR	$6,868,196	1.1

		Canada: 1.5%
915,900	L	Talisman Energy, Inc. — TSX	9,682,163	1.5

		China: 2.0%
5,044,229		Other Securities(a)	12,814,651	2.0

		Denmark: 0.6%
72,410		Other Securities(a)	4,043,259	0.6

		France: 9.8%
296,832		AXA S.A.	7,092,308	1.1
133,270	L	BNP Paribas	9,056,867	1.4
79,345		Cie Generale des Etablissements Michelin	9,473,971	1.5
495,180		Credit Agricole S.A.	6,991,379	1.1
91,550		Sanofi	9,730,810	1.5
165,330		Total S.A.	11,961,577	1.9
310,289		Other Securities	8,602,995	1.3
			62,909,907	9.8

		Germany: 6.1%
477,140		Deutsche Lufthansa AG	10,242,793	1.6
33,920		Muenchener Rueckversicherungs AG	7,511,530	1.1

COMMON STOCK: (continued)
		Germany: (continued)
69,520		Siemens AG	$9,179,014	1.4
308,230		Other Securities	12,754,550	2.0
			39,687,887	6.1

		India: 0.6%
76,440		Other Securities	3,814,356	0.6

		Israel: 1.7%
210,357		Teva Pharmaceutical Industries Ltd. ADR	11,026,914	1.7

		Italy: 2.8%
259,567		ENI S.p.A.	7,099,074	1.1
1,011,434		UniCredit SpA	8,456,978	1.3
922,077		Other Securities	2,844,911	0.4
			18,400,963	2.8

		Japan: 2.9%
694,500	L	Nissan Motor Co., Ltd.	6,576,539	1.0
1,142,900		Other Securities	12,277,038	1.9
			18,853,577	2.9

		Netherlands: 4.8%
101,590		Akzo Nobel NV	7,617,142	1.2
159,697		Royal Dutch Shell PLC — Class B	6,940,413	1.1
672,274		Other Securities(a)	16,423,262	2.5
			30,980,817	4.8

		Portugal: 1.3%
445,540		Galp Energia SGPS SA	8,166,578	1.3

		Russia: 2.3%
322,560		MMC Norilsk Nickel ADR	6,404,289	1.0
305,285		Other Securities	8,442,685	1.3
			14,846,974	2.3

		Singapore: 2.6%
2,532,000		Singapore Telecommunications Ltd.	7,825,641	1.2
717,220		Other Securities	8,686,802	1.4
			16,512,443	2.6

		South Korea: 4.4%
171,330		KB Financial Group, Inc.	5,954,041	1.0
12,490		Samsung Electronics Co., Ltd.	16,311,310	2.5
19,689		Other Securities	5,883,574	0.9
			28,148,925	4.4

		Spain: 1.3%
482,017		Telefonica S.A.	8,275,200	1.3

		Sweden: 1.6%
623,961		Other Securities	10,492,001	1.6

See Accompanying Notes to Financial Statements

95

VY Templeton Global Growth Portfolio	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2014 (UNAUDITED) (CONTINUED)

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Switzerland: 4.7%
292,740		Credit Suisse Group	$8,325,373	1.3
50,040		Roche Holding AG — Genusschein	14,909,763	2.3
80,590		Swiss Re Ltd.	7,165,838	1.1
			30,400,974	4.7

		Taiwan: 0.2%
52,030		Other Securities	1,112,922	0.2

		Thailand: 0.2%
276,600		Other Securities	1,645,029	0.2

		Turkey: 1.2%
489,475	@	Turkcell Iletisim Hizmet AS ADR	7,635,810	1.2

		United Kingdom: 12.4%
989,906		Aviva PLC	8,636,669	1.3
787,340		BP PLC	6,933,220	1.1
374,121		CRH PLC — London	9,590,794	1.5
343,387		GlaxoSmithKline PLC	9,142,699	1.4
787,110		HSBC Holdings PLC	8,004,681	1.3
1,264,217		Kingfisher PLC	7,760,861	1.2
208,360	@	Noble Corp. PLC	6,992,562	1.1
4,284,275		Other Securities(a)	22,798,685	3.5
			79,860,171	12.4

		United States: 32.4%
174,580		American International Group, Inc.	9,528,576	1.5
80,890		Amgen, Inc.	9,574,949	1.5
110,000		Baker Hughes, Inc.	8,189,500	1.3
331,040		Cisco Systems, Inc.	8,226,344	1.3
236,140		Citigroup, Inc.	11,122,194	1.7
216,460		Comcast Corp. — Class A	11,619,573	1.8
95,865		CVS Caremark Corp.	7,225,345	1.1
46,200		FedEx Corp.	6,993,756	1.1
70,180	@	Forest Laboratories, Inc.	6,947,820	1.1
294,440		Hewlett-Packard Co.	9,916,739	1.5
120,000		JPMorgan Chase & Co.	6,914,400	1.1
144,030		Medtronic, Inc.	9,183,353	1.4
178,530		Merck & Co., Inc.	10,327,961	1.6
356,620		Microsoft Corp.	14,871,054	2.3
255,230		Morgan Stanley	8,251,586	1.3
195,600	@	Navistar International Corp.	7,331,088	1.1
369,580		Pfizer, Inc.	10,969,134	1.7
194,240		Twenty-First Century Fox, Inc. Class A	6,827,536	1.1
60,870		United Parcel Service, Inc. — Class B	6,248,914	1.0

COMMON STOCK: (continued)
		United States: (continued)
75,230		Walt Disney Co.	$6,450,220	1.0
747,268		Other Securities	32,112,817	4.9
			208,832,859	32.4

		Total Common Stock (Cost $500,658,449)	635,012,576	98.5

Principal Amount†		Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: 2.5%
	Securities Lending Collateralcc(1): 2.5%
1,560,573	Cantor Fitzgerald, Repurchase Agreement dated 06/30/14, 0.13%, due 07/01/14 (Repurchase Amount $1,560,579, collateralized by various U.S. Government/ U.S. Government Agency Obligations, 0.000%–10.500%, Market Value plus accrued interest $1,591,784, due 07/15/14–04/20/64)	1,560,573	0.2
3,767,586	Daiwa Capital Markets, Repurchase Agreement dated 06/30/14, 0.14%, due 07/01/14 (Repurchase Amount $3,767,600, collateralized by various U.S. Government Agency Obligations, 0.000%–6.500%, Market Value plus accrued interest $3,842,938, due 01/01/17–03/01/48)	3,767,586	0.6
3,767,586	HSBC Securities USA, Repurchase Agreement dated 06/30/14, 0.07%, due 07/01/14 (Repurchase Amount $3,767,593, collateralized by various U.S. Government Securities, 0.000%–6.375%, Market Value plus accrued interest $3,842,949, due 07/10/14–08/15/42)	3,767,586	0.6
3,000,000	Millenium Fixed Income Ltd., Repurchase Agreement dated 06/30/14, 0.15%, due 07/01/14 (Repurchase Amount $3,000,012, collateralized by various U.S. Government Securities, 0.750%–6.125%, Market Value plus accrued interest $3,060,000, due 12/31/17–04/15/28)	3,000,000	0.5

See Accompanying Notes to Financial Statements

96

VY Templeton Global Growth Portfolio	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2014 (UNAUDITED) (CONTINUED)

Principal Amount†		Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc(1): (continued)
3,767,586	Nomura Securities, Repurchase Agreement dated 06/30/14, 0.11%, due 07/01/14 (Repurchase Amount $3,767,597, collateralized by various U.S. Government/ U.S. Government Agency Obligations, 0.000%–8.875%, Market Value plus accrued interest $3,842,938, due 07/01/14–07/15/56)	$3,767,586	0.6
		15,863,331	2.5

	Total Short-Term Investments (Cost $15,863,331)	15,863,331	2.5

	Total Investments in Securities (Cost $516,521,780)	$650,875,907	101.0
	Liabilities in Excess of Other Assets	(6,154,953)	(1.0)
	Net Assets	$644,720,954	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2014.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

†	Unless otherwise indicated, principal amount is shown in USD.

@	Non-income producing security

ADR	American Depositary Receipt

cc	Securities purchased with cash collateral for securities loaned.

L	Loaned security, a portion or all of the security is on loan at June 30, 2014.

(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

(a)	This grouping contains securities on loan.

Cost for federal income tax purposes is $516,582,444.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$161,255,040
Gross Unrealized Depreciation	(26,961,577)
Net Unrealized Appreciation	$134,293,463

Sector Diversification	Percentage of Net Assets
Financials	20.8%
Health Care	16.3
Energy	15.7
Information Technology	10.8
Consumer Discretionary	10.7
Industrials	10.1
Telecommunication Services	6.7
Materials	5.2
Consumer Staples	2.2
Short-Term Investments	2.5
Liabilities in Excess of Other Assets	(1.0)
Net Assets	100.0%

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2014
Asset Table
Investments, at fair value
Common Stock
Brazil	$6,868,196	$—	$—	$6,868,196
Canada	9,682,163	—	—	9,682,163
China	1,223,750	11,590,901	—	12,814,651
Denmark	—	4,043,259	—	4,043,259
France	—	62,909,907	—	62,909,907
Germany	—	39,687,887	—	39,687,887
India	3,814,356	—	—	3,814,356
Israel	11,026,914	—	—	11,026,914
Italy	—	18,400,963	—	18,400,963
Japan	—	18,853,577	—	18,853,577
Netherlands	—	30,980,817	—	30,980,817
Portugal	—	8,166,578	—	8,166,578
Russia	4,828,720	10,018,254	—	14,846,974
Singapore	4,463,867	12,048,576	—	16,512,443
South Korea	—	28,148,925	—	28,148,925
Spain	—	8,275,200	—	8,275,200
Sweden	—	10,492,001	—	10,492,001
Switzerland	—	30,400,974	—	30,400,974

See Accompanying Notes to Financial Statements

97

VY Templeton Global Growth Portfolio	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2014 (UNAUDITED) (CONTINUED)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2014
Common Stock (continued)
Taiwan	$1,112,922	$—	$—	$1,112,922
Thailand	—	1,645,029	—	1,645,029
Turkey	7,635,810	—	—	7,635,810
United Kingdom	11,512,916	68,347,255	—	79,860,171
United States	206,226,296	2,606,563	—	208,832,859
Total Common Stock	268,395,910	366,616,666	—	635,012,576
Short-Term Investments	—	15,863,331	—	15,863,331
Total Investments, at fair value	$268,395,910	$382,479,997	$—	$650,875,907

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

See Accompanying Notes to Financial Statements

98

SHAREHOLDER MEETING INFORMATION (Unaudited)

A special meeting of shareholders of VY BlackRock Large Cap Growth Portfolio was held June 19, 2014, at the offices of Voya Investment Management, 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ 85258.

Proposals:

1	To approve an Agreement and Plan of Reorganization by and between VY BlackRock Large Cap Growth Portfolio (“BlackRock Portfolio”) and Voya Large Cap Growth Portfolio (“Large Cap Growth Portfolio”), providing for the reorganization of BlackRock Portfolio with and into Large Cap Growth Portfolio (the “Reorganization”).

	Proposal	Shares voted for	Shares voted against or withheld	Shares abstained	Broker non-vote	Total Shares Voted
VY BlackRock Large Cap Growth Portfolio	1*	20,984,866.000	464,803.000	1,554,686.000	0.000	23,004,355.000

*	Proposal passed

99

Investment Adviser
Directed Services LLC
1475 Dunwoody Drive
West Chester, Pennsylvania 19380

Administrator
Voya Funds Services, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258

Distributor
Voya Investments Distributor, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258

Transfer Agent
BNY Mellon Investment Servicing (U.S.) Inc.
301 Bellevue Parkway
Wilmington, Delaware 19809

Custodian
The Bank of New York Mellon
One Wall Street
New York, New York 10286

Legal Counsel
Dechert LLP
1900 K Street, N.W.
Washington, D.C. 20006

Before investing, carefully consider the investment objectives, risks, charges and expenses of the variable universal life insurance policy or variable annuity contract and the underlying variable investment options. This and other information is contained in the prospectus for the variable universal life policy or variable annuity contract and the underlying variable investment options. Obtain these prospectuses from your agent/registered representative and read them carefully before investing.

RETIREMENT | INVESTMENTS | INSURANCE voyainvestments.com	VPSAR-VIT2AISS2 (0614-082214)

Semi-Annual Report

June 30, 2014

Classes ADV, I and S

Voya Investors Trust

■ VY BlackRock Inflation Protected Bond Portfolio (formerly, ING BlackRock Inflation Protected Bond Portfolio)

This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the fund’s investment objectives, risks, charges, expenses and other information. This information should be read carefully.

INVESTMENT MANAGEMENT voyainvestments.com	VoyaTM Investment Management was formerly ING U.S. Investment Management

PROXY VOTING INFORMATION

A description of the policies and procedures that the Portfolio uses to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the Portfolio’s website at www.voyainvestments.com; and (3) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Portfolio voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Portfolio’s website at www.voyainvestments.com and on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Portfolio’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Portfolio’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The Portfolio’s Forms N-Q, as well as a complete portfolio of investments, are available without charge upon request from the Portfolio by calling Shareholder Services toll-free at (800) 992-0180.

(THIS PAGE INTENTIONALLY LEFT BLANK)

PRESIDENT’S LETTER

Luck and Skill

Dear Shareholder,

Earlier this month many of us were caught up in the excitement of the World Cup, soccer’s premier tournament. They say that soccer teaches you about life, and that is certainly true in at least one respect: the big part that luck can play in the outcome. During the World Cup, a New York Times article examined the role of luck in soccer matches, noting that the game’s combination of low scores, fluke goals and numerous ties makes it the least predictable of the major sports.1 A survey of the research literature concluded that the outcome of a soccer match was about half skill and half luck.

What does this have to do with investing? Many investors tend to overlook the part luck plays in their investment results, giving themselves too much credit for skill. This is especially true in a bull market, when the market’s upward trend may disguise the effect of discretionary investment decisions. In assessing their performance, professional investors distinguish alpha — the return component due to manager skill — from beta — the return component due to market moves. While investors may benefit from both alpha and beta, the existence of beta reminds us that it isn’t all under our own control. We should take our successes with a touch of humility, mindful of the assist our skills have gotten from good fortune.

But if good fortune can be random, so can bad fortune. How do you set your course to allow for the unpredictable effects of good or ill winds? In our view, the best way is to minimize the opportunities for randomness to enter the picture keep your portfolio fully invested and well diversified, and avoid the temptation to time the market. Keep your focus on your long-term goals and promptly inform your financial advisor should these goals change. Before taking action, thoroughly discuss any contemplated portfolio changes with your advisor.

On May 1, 2014, ING U.S. Investment Management changed its name to Voya Investment Management. Our new name reminds us that a secure financial future is about more than just reaching a destination — it’s about positive experiences along the way. It’s also about continuity: there will be no changes in terms of investment processes or the services we provide to you, our clients. As part of the transition to our new name, we are building upon our commitment to be a reliable partner committed to reliable investing.

We appreciate your continued confidence in us, and we look forward to serving your investment needs in the future.

Sincerely,

Shaun Mathews
Executive Vice President
Voya Family of Funds
July 28, 2014

The views expressed in the President’s Letter reflect those of the President as of the date of the letter. Any such views are subject to change at any time based upon market or other conditions and the Voya mutual funds disclaim any responsibility to update such views. These views may not be relied on as investment advice and because investment decisions for a Voya mutual fund are based on numerous factors, may not be relied on as an indication of investment intent on behalf of any Voya mutual fund. Reference to specific company securities should not be construed as recommendations or investment advice.

International investing poses special risks including currency fluctuation, economic and political risks not found in investments that are solely domestic.

[1]	“Soccer, a Beautiful Game of Chance,” by John Tierney, New York Times, July 7, 2014.

1

MARKET PERSPECTIVE: SIX MONTHS ENDED JUNE 30, 2014

Global equities, in the form of the MSCI World IndexSM (the “Index”) measured in local currencies, including net reinvested dividends ended 2013 at a record high. Investor sentiment had evidently reconciled itself to the tapering of the U.S. Federal Reserve Board’s (“Fed’s”) $85 billion of monthly Treasury and mortgage-backed securities purchases. The Fed’s December 18 announcement of a reduction in purchases to $75 billion per month with more to come was taken in stride. There was still plenty to worry about however, and in the first month of 2014 the Index slumped before recovering to end up 5.48% for the first half of the fiscal year. (The Index returned 6.18% for the six-months ended June 30, 2014, measured in U.S. dollars.)

It did not take long for worries about a flagging U.S. economy to resurface. A disappointingly weak employment report on January 10 showed only 74,000 jobs created in December, the lowest in nearly three years. A decline in the unemployment rate to 6.7% was partly due to large numbers of unemployed people leaving the workforce, while the labor participation rate equaled the lowest since March of 1978.

A cold and snowy winter was thought to be depressing hiring and other key statistics like durable goods orders and home sales. Nonetheless, in late January, Fed Chairman Bernanke, in an official capacity for the last time, announced a further $10 billion reduction in monthly purchases. Global equities markets were falling.

The Index reached its low point on February 3, down almost exactly 5% in 2014. Yet it took only 18 days to erase the loss and reclaim a small gain despite new political turmoil that flared in Eastern Europe as Russia annexed Crimea after the president of Ukraine was deposed.

It was not as if the news suddenly improved; it remained mostly poor into March. What was becoming clear, however was that it was indeed weather-related and could therefore be expected to be temporary. The Fed confirmed as much on February 14. The same week new Fed Chair Janet Yellen stressed the “continuity” of accommodative monetary policy and later confirmed that such a policy would remain in place for “some time.”

The April, May and June employment reports were significantly better, showing a monthly average of 234,000 jobs created. Retail sales, industrial production and home sales all rebounded strongly, although the pace of home price increases was moderating. Purchasing managers’ activity indices were on the rise. The Fed continued to taper without hesitation and by the end of June the pace of bond purchases had fallen to $35 billion per month.

The main outlier was gross domestic product (“GDP”). First quarter GDP growth was initially announced on April 30 as a scant 0.1% annualized. One month later it was revised down to a fall of 1.0%. And on June 25 it was further revised down to 2.9%, the worst since the first quarter of 2009. But such was the state of sentiment that markets seemed to shrug it off as the encapsulation of a weather-driven anomaly, now fading into memory.

In U.S. fixed income markets, the Barclays U.S. Aggregate Bond Index (“Barclays Aggregate”) of investment grade bonds added 3.93% in the six months through June. The Barclays Long Term U.S. Treasury sub-index, having dropped 12.66% in the previous fiscal year, bounced back to soar 12.14%. The over-all Barclay’s U.S. Treasury Bond sub-index only returned 2.72%: evidence of a flattening Treasury yield curve. The Barclays U.S. Corporate Investment Grade Bond sub-index gained 5.68% and interestingly did a little better than the Barclays High Yield Bond — 2% Issuer Constrained Composite Index (not a part of the Barclays Aggregate) which added 5.46%.

U.S. equities, represented by the S&P 500® Index including dividends, advanced 7.14% in the first half of the fiscal year, closing just off an all-time high. This represented the sixth straight calendar quarter of positive returns, a sequence not seen since 1998. Utilities was the best performing sector with a gain of 18.65%, followed at some distance by energy, 12.98%. The worst were consumer discretionary which managed only 0.60% and industrials 4.00%. Record operating earnings per share for S&P 500® companies in the fourth quarter of 2013, supported by low interest rates and slow wage growth, slipped by just about 3% in the next quarter.

In currencies, the dollar edged up only 0.37% against the euro over the six months, despite the political trouble in Ukraine and European Central Bank President Draghi’s embrace of the idea of quantitative easing for the euro zone. The dollar lost 3.21% to the pound as the UK’s strong recovery story remained largely intact. The dollar fell 3.78% against the yen, with the effectiveness of the Bank of Japan’s own quantitative easing as a means of weakening the currency increasingly in doubt.

In international markets, the MSCI Japan® Index lost 2.96% for the fiscal half year, (despite a 4.8% bounce in June). The government’s fiscal and monetary stimulus seemed to be fading, while Prime Minister Abe’s reform-based “third arrow” of economic policy was criticized as lacking definition. The MSCI Europe ex UK® Index gained 6.37%, with strength in banks, pharmaceuticals, utilities and the peripheral markets of Italy and Spain. The euro zone reported its fourth straight quarter of GDP growth; the total however amounted to less than 1%, while unemployment was still stubbornly high at 11.6%. The MSCI UK® Index rose a rather disappointing 1.88%. Stocks were held back by lagging banks, miners and telecoms. GDP in the first quarter of 2014 grew by 3.1% from a year earlier, while unemployment continued to fall, but concerns persisted about a housing price bubble and overstretched consumers.

All indices are unmanaged and investors cannot invest directly in an index. Past performance does not guarantee future results. The performance quoted represents past performance. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. The Portfolio’s performance is subject to change since the period’s end and may be lower or higher than the performance data shown. Please call (800) 992-0180 or log on to www.voyainvestments.com to obtain performance data current to the most recent month end.

Market Perspective reflects the views of Voya Investment Management’s Chief Investment Risk Officer only through the end of the period, and is subject to change based on market and other conditions.

2

BENCHMARK DESCRIPTIONS

Index	Description
Barclays High Yield Bond — 2% Issuer Constrained Composite Index	An unmanaged index that includes all fixed-income securities having a maximum quality rating of Ba1, a minimum amount outstanding of $150 million, and at least one year to maturity.
Barclays Long Term U.S. Treasury Index	The Index includes all publicly issued, U.S. Treasury securities that have a remaining maturity of 10 or more years, are rated investment grade, and have $250 million or more of outstanding face value.
Barclays U.S. Aggregate Bond Index	An unmanaged index of publicly issued investment grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.
Barclays U.S. Corporate Investment Grade Bond Index	The corporate component of the Barclays Capital U.S. Credit Index. The U.S. Credit Index includes publicly-issued U.S. corporate and specified foreign debentures and secured notes that meet the specified maturity, liquidity, and quality requirements. The index includes both corporate and non-corporate sectors. The corporate sectors are industrial, utility and finance, which includes both U.S. and non-U.S. corporations.
Barclays U.S. Treasury Bond Index	A market capitalization-weighted index that measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of one year or more.
MSCI Europe ex UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Europe, excluding the UK.
MSCI Japan® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan.
MSCI UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in the UK.
MSCI World IndexSM	An unmanaged index that measures the performance of over 1,400 securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand and the Far East.
S&P 500® Index	An unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

3

SHAREHOLDER EXPENSE EXAMPLE (UNAUDITED)

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, including redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Portfolio expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2014 to June 30, 2014. The Portfolio’s expenses are shown without the imposition of any charges which are, or may be, imposed under your variable annuity contract, variable life insurance policy, qualified pension, or retirement plan. Expenses would have been higher if such charges were included.

Actual Expenses

The left section of the table shown below, “Actual Portfolio Return,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The right section of the table shown below, “Hypothetical (5% return before expenses),” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the hypothetical lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Portfolio Return				Hypothetical (5% return before expenses)
	Beginning Account Value January 1, 2014	Ending Account Value June 30, 2014	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2014*	Beginning Account Value January 1, 2014	Ending Account Value June 30, 2014	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2014*

Class ADV	$1,000.00	$1,050.30	1.11%	$5.64	$1,000.00	$1,019.29	1.11%	$5.56
Class I	1,000.00	1,053.60	0.51	2.60	1,000.00	1,022.27	0.51	2.56
Class S	1,000.00	1,052.80	0.76	3.87	1,000.00	1,021.03	0.76	3.81

*	Expenses are equal to the Portfolio’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half-year.

4

STATEMENT OF ASSETS AND LIABILITIES AS OF JUNE 30, 2014 (UNAUDITED)

ASSETS:
Investments in securities at fair value*	$754,161,838
Short-term investments at fair value**	59,470,442
Total investments at fair value	$813,632,280
Cash collateral for futures	4,177,824
Cash pledged for centrally cleared swaps (Note 2)	1,080,000
Foreign currencies at value***	25,674
Receivables:
Investment securities sold	19,035,505
Fund shares sold	2,128,709
Dividends	220
Interest	2,676,097
Unrealized appreciation on forward foreign currency contracts	203,703
Unrealized appreciation on OTC swap agreements	2,643,122
Prepaid expenses	3,893
Other assets	9,183
Total assets	845,616,210

LIABILITIES:
Payable for investment securities purchased	18,617,416
Payable for fund shares redeemed	874,095
Payable for foreign cash collateral for futures****	4,430,693
Unrealized depreciation on forward foreign currency contracts	1,809,495
Unrealized depreciation on OTC swap agreements	370,748
Variation margin payable on centrally cleared swaps	59,888
Cash received as collateral for OTC derivatives (Note 2)	1,700,000
Payable for investment management fees	248,936
Payable for administrative fees	66,865
Payable for distribution and shareholder service fees	89,373
Payable to trustees under the deferred compensation plan (Note 7)	9,183
Payable for trustee fees	6,951
Other accrued expenses and liabilities	128,738
Written options, at fair valueˆ	1,440,168
Total liabilities	29,852,549
NET ASSETS	$815,763,661

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$864,570,067
Undistributed net investment income	3,551,017
Accumulated net realized loss	(54,840,746)
Net unrealized appreciation	2,483,323
NET ASSETS	$815,763,661

*Cost of investments in securities	$752,506,563
**Cost of short-term investments	$59,470,442
***Cost of foreign currencies	$45,769
****Cost of payable for foreign cash collateral for futures	$4,430,693
ˆPremiums received on written options	$2,255,498

See Accompanying Notes to Financial Statements

5

STATEMENT OF ASSETS AND LIABILITIES AS OF JUNE 30, 2014 (UNAUDITED) (CONTINUED)

Class ADV
Net assets	$68,865,061
Shares authorized	unlimited
Par value	$0.001
Shares outstanding	7,200,608
Net asset value and redemption price per share	$9.56

Class I
Net assets	$478,448,098
Shares authorized	unlimited
Par value	$0.001
Shares outstanding	48,553,769
Net asset value and redemption price per share	$9.85

Class S
Net assets	$268,450,502
Shares authorized	unlimited
Par value	$0.001
Shares outstanding	27,403,908
Net asset value and redemption price per share	$9.80

See Accompanying Notes to Financial Statements

6

STATEMENT OF OPERATIONS FOR THE YEAR ENDED JUNE 30, 2014 (UNAUDITED)

INVESTMENT INCOME:
Dividends	$5,767
Interest	10,448,220
Total investment income	10,453,987

EXPENSES:
Investment management fees	1,701,118
Distribution and shareholder service fees:
Class ADV	262,986
Class S	354,033
Transfer agent fees	573
Administrative service fees	412,878
Shareholder reporting expense	17,333
Professional fees	36,133
Custody and accounting expense	60,050
Trustee fees	14,200
Miscellaneous expense	12,564
Interest expense	1,106
Total expenses	2,872,974
Net waived and reimbursed fees	(217,751)
Net expenses	2,655,223
Net investment income	7,798,764

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(3,768,315)
Foreign currency related transactions	180,947
Futures	(4,261,057)
Swaps	3,369,006
Written options	1,595,681
Net realized loss	(2,883,738)
Net change in unrealized appreciation (depreciation) on:
Investments	35,156,980
Foreign currency related transactions	(101,896)
Futures	(1,296,868)
Swaps	3,947,960
Written options	439,824
Net change in unrealized appreciation (depreciation)	38,146,000
Net realized and unrealized gain	35,262,262
Increase in net assets resulting from operations	$43,061,026

See Accompanying Notes to Financial Statements

7

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	Six Months Ended June 30, 2014	Year Ended December 31, 2013
FROM OPERATIONS:
Net investment income (loss)	$7,798,764	$(2,544,548)
Net realized (loss)	(2,883,738)	(44,227,885)
Net change in unrealized appreciation (depreciation)	38,146,000	(44,856,345)
Increase (decrease) in net assets resulting from operations	43,061,026	(91,628,778)

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	(364,280)	—
Class I	(3,608,875)	—
Class S	(1,784,554)	—
Net realized gains:
Class ADV	—	(5,829,445)
Class I	—	(31,555,058)
Class S	—	(25,448,314)
Total distributions	(5,757,709)	(62,832,817)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	21,774,356	145,156,569
Reinvestment of distributions	5,757,709	62,832,817
	27,532,065	207,989,386
Cost of shares redeemed	(101,619,005)	(399,999,798)
Net decrease in net assets resulting from capital share transactions	(74,086,940)	(192,010,412)
Net decrease in net assets	(36,783,623)	(346,472,007)

NET ASSETS:
Beginning of year or period	852,547,284	1,199,019,291
End of year or period	$815,763,661	$852,547,284
Undistributed net investment income at end of year or period	$3,551,017	$1,509,962

See Accompanying Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS (UNAUDITED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions							Ratios to average net assets							Supplemental data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return (1)	Expenses before reductions/ additions(2) (3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)		Expense net of all reductions/ additions(2)(3)(4)		Net investment income (loss)(2)(3)		Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)		(%)		(%)		($000’s)	(%)
Class ADV
06-30-14	9.15	0.07	•	0.39	0.46	0.05	—	—	0.05	—	9.56	5.03	1.30	1.11		1.11		1.41		68,865	190
12-31-13	10.74	(0.07	)•	(0.88)	(0.95)	—	0.64	—	0.64	—	9.15	(8.98)	1.29	1.14		1.14		(0.66)		74,204	613
12-31-12	10.73	0.02		0.61	0.63	0.04	0.58	—	0.62	—	10.74	5.95	1.28	1.13		1.13		0.19		102,747	475
12-31-11	10.26	0.14	•	1.01	1.15	0.23	0.45	—	0.68	—	10.73	11.50	1.29	1.13		1.13		1.36		63,860	465
12-31-10	10.07	0.04	•	0.47	0.51	0.11	0.21	—	0.32	—	10.26	5.07	1.31	1.11	†	1.11	†	0.36	†	21,390	413
12-31-09	9.33	0.12		0.78	0.90	0.15	0.01	—	0.16	—	10.07	9.58	1.33	1.18		1.18		1.21		1	305
Class I
06-30-14	9.42	0.10	•	0.40	0.50	0.07	—	—	0.07	—	9.85	5.36	0.55	0.51		0.51		2.06		478,448	190
12-31-13	10.97	(0.00	)*	(0.91)	(0.91)	—	0.64	—	0.64	—	9.42	(8.41)	0.54	0.54		0.54		(0.05)		476,969	613
12-31-12	10.91	0.09		0.61	0.70	0.06	0.58	—	0.64	—	10.97	6.56	0.53	0.53		0.53		0.83		508,369	475
12-31-11	10.41	0.26		0.97	1.23	0.28	0.45	—	0.73	—	10.91	12.10	0.54	0.53		0.53		2.45		423,197	465
12-31-10	10.15	0.13		0.46	0.59	0.12	0.21	—	0.33	—	10.41	5.89	0.56	0.51	†	0.51	†	1.23	†	424,890	413
12-31-09	9.37	0.17	•	0.80	0.97	0.18	0.01	—	0.19	—	10.15	10.33	0.58	0.58		0.58		1.74		392,010	305
Class S
06-30-14	9.37	0.08	•	0.41	0.49	0.06	—	—	0.06	—	9.80	5.28	0.80	0.76		0.76		1.73		268,451	190
12-31-13	10.94	(0.04	)•	(0.89)	(0.93)	—	0.64	—	0.64	—	9.37	(8.62)	0.79	0.79		0.79		(0.40)		301,374	613
12-31-12	10.90	0.06		0.61	0.67	0.05	0.58	—	0.63	—	10.94	6.26	0.78	0.78		0.78		0.50		587,903	475
12-31-11	10.40	0.20	•	1.01	1.21	0.26	0.45	—	0.71	—	10.90	11.91	0.79	0.78		0.78		1.86		522,743	465
12-31-10	10.16	0.10		0.46	0.56	0.11	0.21	—	0.32	—	10.40	5.59	0.81	0.76	†	0.76	†	0.96	†	264,757	413
12-31-09	9.42	0.26	•	0.66	0.92	0.17	0.01	—	0.18	—	10.16	9.73	0.83	0.83		0.83		2.60		166,825	305

(1)	Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(2)	Annualized for periods less than one year.

(3)	Ratios reflect operating expenses of a Portfolio. Expenses before reductions/additions do not reflect amounts reimbursed by an Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Portfolio during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by an Investment Adviser and/or Distributor but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Portfolio. Net investment income (loss) is net of all such additions or reductions.

(4)	Ratios do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.

•	Calculated using average number of shares outstanding throughout the period.

*	Amount is less than $0.005 or 0.005% or more than $(0.005) or (0.005)%.

†	Impact of waiving the advisory fee for the ING Institutional Prime Money Market Fund holding has less than 0.005% impact on the expense ratio and net investment income or loss ratio.

See Accompanying Notes to Financial Statements

9

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2014 (UNAUDITED)

NOTE 1 — ORGANIZATION

Voya Investors Trust (formerly, ING Investors Trust) (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act” or “Act”) as an open-end management investment company. The Trust was organized as a Massachusetts business trust on August 3, 1988. The Trust currently consists of thirty-four active separate investment series. The one series included in this report is: VY BlackRock Inflation Protected Bond Portfolio (“BlackRock Inflation Protected Bond” or the “Portfolio”), a non-diversified series of the Trust. The investment objective of the Portfolio is described in the Portfolio’s Prospectus.

The Portfolio is authorized to offer three classes of shares: Adviser (“Class ADV”), Institutional (“Class I”), and Service (“Class S”). Each class has equal rights as to class and voting privileges. The classes differ principally in the applicable distribution and shareholder service fees. Generally, shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of a portfolio and earn income and realized gains/losses from a portfolio pro rata based on the average daily net assets of each class, without distinction between share classes. Expenses that are specific to a portfolio or a class are charged directly to that portfolio or class. Other operating expenses shared by several portfolios are generally allocated among those portfolios based on average net assets. Distributions are determined separately for each class based on income and expenses allocated to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder service fees, if applicable.

Directed Services LLC (“DSL” or the “Investment Adviser”), a Delaware limited liability company, serves as the Investment Adviser to the Portfolio. Voya Funds Services, LLC (formerly, ING Funds Services, LLC) (“VFS” or the “Administrator”), a Delaware limited liability company, serves as the Administrator to the Portfolio. Voya Investments Distributor, LLC (formerly, ING Investments Distributor, LLC) (“VID” or the “Distributor”), a Delaware limited liability company, serves as the principal underwriter to the Portfolio.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Portfolio in the preparation of its financial statements. Such policies are in conformity with U.S. generally accepted accounting principles (“GAAP”) for investment companies.

A.  Security Valuation. U.S. GAAP defines fair value as the price the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Investments in equity securities traded on a national securities exchange are valued at the official closing price when available or, for certain markets, the last reported sale price on each valuation day. Securities traded on an exchange for which there has been no sale and securities traded in the over-the-counter-market are valued at the mean between the last reported bid and ask prices on each valuation day. All investments quoted in foreign currencies are valued daily in U.S. dollars on the basis of the foreign currency exchange rates prevailing at that time. Debt securities with more than 60 days to maturity are valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as yields, maturities, liquidity, ratings and traded prices in similar or identical securities. Investments in open-end mutual funds are valued at net asset value (“NAV”). Investments in securities of sufficient credit quality maturing in 60 days or less are valued at amortized cost which approximates fair value.

Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of fair market value obtained from yield data relating to investments or securities with similar characteristics. U.S. government obligations are valued by using market quotations or independent pricing services which use prices provided by market-makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics.

Securities and assets for which market quotations are not readily available (which may include certain restricted securities which are subject to limitations as to their sale) are valued at their fair values, as defined by the 1940 Act, and as determined in good faith by or under the supervision of the Portfolio’s Board of Trustees (“Board”), in accordance with methods that are specifically authorized by the Board. Securities traded on exchanges, including foreign exchanges, which close earlier than the time that the Portfolio calculates its NAV may also be valued at their fair values, as defined by the 1940 Act, and as determined in good faith by or under the supervision of the Board, in accordance with methods that are specifically authorized by the Board. All such fair valuations are made in accordance with valuation procedures of the Portfolio (the “Valuation Procedures”) which have been approved by the Board. The valuation techniques applied in any specific

10

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2014 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

instance are set forth in the Valuation Procedures and may vary from case to case. With respect to a restricted security, for example, consideration is generally given to the cost of the investment, the market value of any unrestricted securities of the same class at the time of valuation, the potential expiration of restrictions on the security, the existence of any registration rights, the costs to the Portfolio related to registration of the security, as well as factors relevant to the issuer itself. Consideration may also be given to the price and extent of any public trading in similar securities of the issuer or comparable companies’ securities. The value of a foreign security traded on an exchange outside the United States is generally based on its price on the principal foreign exchange where it trades as of the time the Portfolio determines its NAV or if the foreign exchange closes prior to the time the Portfolio determines its NAV, the most recent closing price of the foreign security on its principal exchange. Trading in certain non-U.S. securities may not take place on all days on which the New York Stock Exchange (“NYSE”) is open. Further, trading takes place in various foreign markets on days on which the NYSE is not open. Consequently, the calculation of the Portfolio’s NAV may not take place contemporaneously with the determination of the prices of securities held by the Portfolio in foreign securities markets. Further, the value of the Portfolio’s assets may be significantly affected by foreign trading on days when a shareholder cannot purchase or redeem shares of the Portfolio. In calculating the Portfolio’s NAV, foreign securities denominated in foreign currency are converted to U.S. dollar equivalents. If a significant event which is likely to impact the value of one or more foreign securities held by the Portfolio occurs after the time at which the foreign market for such security(ies) closes but before the time that the Portfolio’s NAV is calculated on any business day, such event may be taken into account in determining the fair value of such security(ies) at the time the Portfolio calculates its NAV. For these purposes, significant events after the close of trading on a foreign market may include, among others, securities trading in the U.S. and other markets, corporate announcements, natural and other disasters, and political and other events. Among other elements of analysis, the Board has authorized the use of one or more research services to assist with the determination of the fair value of foreign securities in light of significant events. Research services use statistical analyses and quantitative models to help determine fair value as of the time the Portfolio calculates its NAV. Unlike the closing price of a security on an exchange, fair value determinations employ elements of judgment, and the fair value assigned to a security may not represent the actual value that the Portfolio could obtain if it were to sell the security at the time of the close of the NYSE.

Each investment asset or liability of the Portfolio is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and unobservable inputs, including the Investment Adviser’s or sub-adviser’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality which are valued at amortized cost, which approximates fair value, are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing the Portfolio’s investments under these levels of classification is included following the Portfolio of Investments.

The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to the “Pricing Committee” as established by the Portfolio’s Administrator. The Pricing Committee considers all facts they deem relevant that are reasonably available, through either public information or information available to the Investment Adviser or sub-adviser, when determining the fair value of the security. In the event that a security or asset cannot be valued pursuant to one of the valuation methods established by the Board, the fair value of the security or asset will be determined in good faith by the Pricing Committee. When the Portfolio uses these fair valuation methods that use significant unobservable inputs to determine its NAV, securities will be priced by a method that the Pricing Committee believes accurately reflects fair value and are categorized as Level 3 of the fair value hierarchy. The methodologies used for valuing securities are not necessarily an indication of the risks of investing in those securities valued in good faith at fair value nor can it be assured the Portfolio can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations, the Pricing Committee may compare prior day prices, prices on comparable securities, and traded prices to the prior or current day prices and the Pricing Committee challenges those prices exceeding certain tolerance levels with the independent pricing service or broker source. For those securities valued in good faith at fair value, the Pricing Committee reviews and affirms the reasonableness of the valuation on a regular basis after

11

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2014 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

considering all relevant information that is reasonably available.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The end of period timing recognition is used for the transfers between Levels of the Portfolio’s assets and liabilities. A reconciliation of Level 3 investments is presented only when the Portfolio has a significant amount of Level 3 investments.

For the six months ended June 30, 2014, there have been no significant changes to the fair valuation methodologies.

B.  Security Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Portfolio. Premium amortization and discount accretion are determined by the effective yield method.

C.  Foreign Currency Translation. The books and records of the Portfolio are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

1.	Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at the end of the day.

2.	Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at the end of the day, the Portfolio does not isolate the portion of its results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities, which are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statement of Assets and Liabilities for the estimated tax withholding based on the securities’ current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding tax reclaims recorded on the Portfolio’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and U.S. government securities. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities.

D.  Distributions to Shareholders. The Portfolio distributes net investment income, if any, monthly and distributes net capital gains, if any, annually. The Portfolio may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from U.S. GAAP for investment companies.

E.  Federal Income Taxes. It is the policy of the Portfolio to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, a federal income tax or excise tax provision is not required. Management has considered the sustainability of the Portfolio’s tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized or expired.

F.  Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

G.  Risk Exposures and the Use of Derivative Instruments. The Portfolio’s investment strategy permits the Portfolio to enter into various types of derivatives

12

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2014 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

contracts, including, but not limited to, futures contracts, forward foreign currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, and purchased and written options. In doing so, the Portfolio will employ strategies in differing combinations to permit it to increase or decrease the level of risk, or change the level or types of exposure to market risk factors. This may allow the Portfolio to pursue its objectives more quickly, and efficiently than if it were to make direct purchases or sales of securities capable of affecting a similar response to market factors.

Market Risk Factors. In pursuit of its investment objectives, the Portfolio may seek to use derivatives to increase or decrease its exposure to the following market risk factors:

Credit Risk. Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the U.S. dollar depreciates against the currency.

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer durations, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter durations.

Risks of Investing in Derivatives. The Portfolio’s use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Portfolio is using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the Portfolio, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

The use of these strategies involves certain special risks, including a possible imperfect correlation, or even no correlation, between price movements of derivative instruments and price movements of related investments. While some strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in related investments or otherwise, due to the possible inability of the Portfolio to purchase or sell a portfolio security at a time that otherwise would be favorable or the possible need to sell a portfolio security at a disadvantageous time because the Portfolio is required to maintain asset coverage or offsetting positions in connection with transactions in derivative instruments. Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Portfolio. Associated risks are not the risks that the Portfolio is attempting to increase or decrease exposure to, per its investment objectives, but are the additional risks from investing in derivatives. Examples of these associated risks are liquidity risk, which is the risk that the Portfolio will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Portfolio. Associated risks can be different for each type of derivative and are discussed by each derivative type in the following notes.

Counterparty Credit Risk and Credit Related Contingent Features. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Portfolio. The Portfolio’s derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. The Portfolio intends to enter into financial transactions with counterparties that it believes to be creditworthy at the time of the transaction. To reduce this risk, the Portfolio has entered into master netting arrangements, established within the Portfolio’s International Swap and Derivatives Association, Inc. (“ISDA”) Master Agreements (“Master Agreements”). These agreements are with select counterparties and they govern transactions, including certain over-the-counter (“OTC”) derivative and forward foreign currency contracts, entered into by the Portfolio and the counterparty. The Master Agreements maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified event of termination may give a counterparty the right to terminate all of its contracts and affect settlement of all outstanding transactions under the applicable Master Agreement.

13

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2014 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

The Portfolio may also enter into collateral agreements with certain counterparties to further mitigate counterparty risk on OTC derivative and forward foreign currency contracts. Subject to established minimum levels, collateral is generally determined based on the net aggregate unrealized gain or loss on contracts with a certain counterparty. Collateral pledged to or from the Portfolio is held in a segregated account by a third-party agent and can be in the form of cash or debt securities issued by the U.S. government or related agencies.

At June 30, 2014, the maximum amount of loss that the Portfolio would incur if the counterparties to its derivative transactions failed to perform would be $5,619,671 which represents the gross payments to be received by the Portfolio on purchased options, forward foreign currency contracts, and OTC swaps were they to be unwound as of June 30, 2014. Certain counterparties had posted $1,700,000 in cash collateral to reduce the potential loss to the Portfolio.

The Portfolio has credit related contingent features that if triggered would allow its derivative counterparties to close out and demand payment or additional collateral to cover their exposure from the Portfolio. Credit related contingent features are established between the Portfolio and its derivatives counterparties to reduce the risk that the Portfolio will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in the Portfolio’s net assets and or a percentage decrease in the Portfolio’s NAV, which could cause the Portfolio to accelerate payment of any net liability owed to the counterparty. The contingent features are established within the Portfolio’s Master Agreements.

At June 30, 2014, the Portfolio had a net liability position of $3,598,284 on open OTC swaps, forward foreign currency contracts and written options with credit related contingent features. If a contingent feature would have been triggered as of June 30, 2014, the Portfolio could have been required to pay this amount in cash to its counterparties. At June 30, 2014, the Portfolio did not post any collateral for open OTC derivative transactions.

H.  Forward Foreign Currency Contracts. The Portfolio may enter into forward foreign currency contracts primarily to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated investment securities. When entering into a forward foreign currency contract, the Portfolio agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. These contracts are valued daily and the Portfolio’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included in the Statement of Assets and Liabilities. Realized and unrealized gains and losses are included in the Statement of Operations. These instruments involve market and/or credit risk in excess of the amount recognized in the Statement of Assets and Liabilities. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates. Open forward foreign currency contracts are presented following the Portfolio of Investments.

For the six months ended June 30, 2014, the Portfolio has entered into forward foreign currency contracts with the obligation to buy and sell specified foreign currencies in the future at a currently negotiated forward rate in order to increase or decrease exposure to foreign exchange rate risk. The Portfolio uses forward foreign currency contracts primarily to protect its non-U.S. dollar-denominated holdings from adverse currency movements and to gain exposure to currencies for the purposes of risk management or enhanced return.

During the six months ended June 30, 2014, the Portfolio had average contract amounts on forward foreign currency contracts to buy and sell of $26,468,649 and $190,370,537, respectively.

I.  Futures Contracts. The Portfolio may enter into futures contracts involving foreign currency, interest rates, securities and security indices. A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. The Portfolio may buy and sell futures contracts. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Portfolio’s assets are valued.

Upon entering into a futures contract, the Portfolio is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. Open futures contracts are reported on a table following the Portfolio of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are footnoted in the Portfolio of Investments. Cash collateral held by the broker to cover initial margin requirements on open futures contracts

14

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2014 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

are noted in the Portfolio’s Statement of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in the Portfolio’s Statement of Operations. Realized gains (losses) are reported in the Portfolio’s Statement of Operations at the closing or expiration of futures contracts.

At June 30, 2014, the Portfolio has pledged U.S. Treasury Inflation Indexed Protected Securities with a par value of $1,490,000 with the broker as collateral for open futures contracts. The securities have been footnoted as pledged in the Portfolio of Investments.

Futures contracts are exposed to the market risk factor of the underlying financial instrument. Additional associated risks of entering into futures contracts include the possibility that there may be an illiquid market where the Portfolio is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Portfolio’s securities. With futures, there is minimal counterparty credit risk to the Portfolio since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. During the six months ended June 30, 2014, the Portfolio purchased and sold futures contracts on various bonds and notes as part of its duration strategy.

During the six months ended June 30, 2014, the Portfolio had average notional values on futures contracts purchased and sold of $230,711,524 and $444,939,608, respectively.

J.  Options Contracts. The Portfolio may purchase put and call options and may write (sell) put options and covered call options. The Portfolio may engage in option transactions as a hedge against adverse movements in the value of portfolio holdings or to increase market exposure. Option contracts are valued daily and unrealized gains or losses are recorded based upon the last sales price on the principal exchange on which the options are traded. An amount equal to the premium received by the Portfolio upon the writing of a put or call option is included in the Statement of Assets and Liabilities as a liability which is subsequently marked-to-market until it is exercised or closed, or it expires. The Portfolio will realize a gain or loss upon the expiration or closing of the option contract. When an option is exercised, the proceeds on sales of the underlying security for a written call option, the purchase cost of the security for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid. Realized and unrealized gains or losses on option contracts are reflected in the accompanying financial statements. The risk in writing a covered call option is that the Portfolio give up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Portfolio may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Portfolio pay a premium whether or not the option is exercised. Risks may also arise from an illiquid secondary market or from the inability of counterparties to meet the terms of the contract.

During the six months ended June 30, 2014, the Portfolio had purchased options on exchange-traded futures contracts to manage its duration strategy. Please refer to the Portfolio of Investments for open purchased options on exchange-traded futures at June 30, 2014.

During the six months ended June 30, 2014, the Portfolio had purchased options on foreign currencies to manage is foreign exchange exposure. There were no open foreign currency options at June 30, 2014.

During the six months ended June 30, 2014, the Portfolio had purchased interest rate swaptions to manage its duration strategy. Please refer to the Portfolio of Investments for open purchased interest rate swaptions at June 30, 2014.

During the six months ended June 30, 2014, the Portfolio had purchased inflation caps and inflation floors to manage its duration strategy. Please refer to the Portfolio of Investments for open purchased inflation floors at June 30, 2014. There were no open inflation caps at June 30, 2014.

During the six months ended June 30, 2014, the Portfolio had written options on exchange-traded futures contracts to generate income. Please refer to the table following the Portfolio of Investments for open written options on exchange-traded futures at June 30, 2014.

During the six months ended June 30, 2014, the Portfolio had written interest rate swaptions to generate income. Please refer to the table following the Portfolio of Investments for open written swaptions at June 30, 2014.

During the six months ended June 30, 2014, the Portfolio had written inflation caps to generate income. Please refer to the table following the Portfolio of Investments for open interest rate swaptions at June 30, 2014.

During the six months ended June 30, 2014, the Portfolio had written options on foreign currencies to generate income. There were no open foreign currency options at June 30, 2014.

Please refer to Note 9 for the volume of both purchased and written option activity during the six months ended June 30, 2014.

15

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2014 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

K.  Swap Agreements. The Portfolio may enter into swap agreements. A swap is an agreement between two parties pursuant to which each party agrees to make one or more payments to the other at specified future intervals based on the return of an asset (such as a stock, bond or currency) or non-asset reference (such as an interest rate or index). Swap agreements are privately negotiated in the OTC market and may be executed in a multilateral or other trade facility platform, such as a registered commodities exchange (“Centrally cleared swaps”).

The swap agreement will specify the “notional” amount of the asset or non-asset reference to which the contract relates. Subsequent changes in market value, if any, are calculated based upon changes in the performance of the asset or non-asset reference multiplied by the notional value of the contract. The Portfolio may enter into credit default, interest rate, total return and currency swaps to manage its exposure to credit, currency and interest rate risk. All outstanding swap agreements are reported following the Portfolio of Investments.

Swaps are marked to market daily using quotations primarily from third party pricing services, counterparties or brokers. The value of the swap contract is recorded on the Portfolio’s Statement of Assets or Liabilities. During the term of the swap, changes in the value of the swap, if any, are recorded as unrealized gains or losses on the Statement of Operations. Upfront payments paid or received by the Portfolio when entering into the agreements are reported on the Statement of Assets and Liabilities and as a component of the changes in unrealized gains or losses on the Statement of Operations. These upfront payments represent the amounts paid or received when initially entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and the prevailing market conditions. The upfront payments are included as a component in the realized gains or losses on the Statement of Operations upon termination or maturity of the swap. The Portfolio also records net periodic payments paid or received on the swap contract as a realized gain or loss on the Statement of Operations.

In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and the Portfolio’s counterparty on the swap agreement becomes the CCP. The Portfolio is required to interface with the CCP through a broker. Upon entering into a centrally cleared swap, the Portfolio is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are footnoted as pledged on the Portfolio of Investments and cash deposited is recorded on the Statements of Assets and Liabilities as cash pledged for centrally cleared swaps. The daily change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gain (loss) on the Statement of Operations.

Entering into swap agreements involves the risk that the maximum potential loss of an investment exceeds the current value of the investment as reported on the Statement of Assets and Liabilities. Other risks involve the possibility that the counterparty to the agreements may default on its obligation to perform, that there will be no liquid market for these investments and that unfavorable changes in the market will have a negative impact on the value of the index or securities underlying the respective swap agreement.

Interest Rate Swap Contracts. An interest rate swap involves the agreement between counterparties to exchange periodic payments based on interest rates. One payment will be based on a floating rate of a specified interest rate while the other will be a fixed rate. Risks involve the future fluctuations of interest rates in which the Portfolio may make payments that are greater than what the Portfolio received from the counterparty. Other risks include credit, liquidity and market risk.

For the six months ended June 30, 2014, the Portfolio had entered into interest rate swaps in which it pays a floating interest rate and receives a fixed interest rate (“Long interest rate swap”) in order to increase exposure to interest rate risk. Average notional amounts on long interest rate swaps were $26,310,000.

For the six months ended June 30, 2014, the Portfolio had entered into interest rate swaps in which it pays a fixed interest rate and receives a floating interest rate (“Short interest rate swap”) in order to decrease exposure to interest rate risk. Average notional amounts on short interest rate swaps were $105,540,000.

The Portfolio enters into interest rate swaps to adjust interest rate and yield curve exposures and to substitute for physical fixed-income securities. Please refer to the tables following the Portfolio of Investments for open interest rate swaps at June 30, 2014.

At June 30, 2014, the Portfolio had posted $1,080,000 in cash collateral for open centrally cleared interest rate swaps.

Total Return Swap Contracts. A total return swap involves the agreement between counterparties to

16

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2014 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

exchange periodic payments based on an asset (such as a basket of securities) or non-asset (such as an index) reference. The periodic payments or cash flows, are usually based on the non-asset reference versus the total return or the asset-based reference. The asset-based reference generally includes unrealized appreciation or depreciation and to the extent that the total return falls short of or exceeds the non-asset reference, the Portfolio will make or receive a payment to the counterparty. Risks of total return swaps include credit, liquidity and market risks.

Total return swap contracts are exposed to the market risk factor of the specific underlying financial instrument, or instruments. Total return swaps are less standard in structure than other types of swaps and can isolate and, or, include multiple types of market risk factors including equity risk, credit risk, and interest rate risk.

For the six months ended June 30, 2014, the Portfolio had entered into total return swaps to increase exposure to the interest rate risk of various indices. These total return swaps require the fund to pay, or receive payments, to, or from, the counterparty based on the movement of interest rate spreads of the related indices. The Portfolio enters into total return swaps as part of its duration and inflation strategy. For the six months ended June 30, 2014, the Portfolio had an average notional amount of $312,682,529 on total return swaps. Please refer to the table following the Portfolio of Investments for open total return swaps at June 30, 2014.

L.  Inflation-Indexed Bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of US Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

M.  Securities Lending. The Portfolio may temporarily loan up to 33-1/3% of its total assets to brokers, dealers or other financial institutions in exchange for a negotiated lender’s fee. The borrower is required to fully collateralize the loans with cash or U.S. government securities. Generally, in the event of counterparty default, the Portfolio has the right to use collateral to offset losses incurred. There would be potential loss to the Portfolio in the event the Portfolio is delayed or prevented from exercising its right to dispose of the collateral. The Portfolio bears the risk of loss with respect to the investment of collateral with the following exception: The Bank of New York Mellon (“BNY”) provides the Portfolio indemnification from loss with respect to the investment of collateral provided that the cash collateral is invested solely in overnight repurchase agreements (see Note 11). Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in the Portfolio.

N.  Indemnifications. In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be estimated; however, based on experience, management considers the risk of loss from such claims remote.

NOTE 3 — INVESTMENT TRANSACTIONS

For the six months ended June 30, 2014, the cost of purchases and the proceeds from the sales of securities, excluding U.S. government and short-term securities, were as follows:

Purchases	Sales
$194,024,628	$200,609,250

U.S. government securities not included above were as follows:

Purchases	Sales
$1,328,127,856	$1,382,855,583

NOTE 4 — INVESTMENT MANAGEMENT AND ADMINISTRATIVE FEES

The Portfolio has entered into an investment management agreement (“Investment Management Agreement”) with the Investment Adviser. The Investment Management Agreement compensates the Investment Adviser with a fee, computed daily and payable monthly, based on annual rates of 0.45% of the first $200 million; 0.40% of the next $800 million; 0.30% of the amount in excess of $1 billion of the average daily net assets of the Portfolio. Effective January 1, 2014, the Investment Adviser has contractually agreed to waive 0.04% of the advisory fee. Termination or modification of this contractual waiver requires approval by the Board. There is no guarantee that this waiver will continue.

VFS acts as administrator and provides certain administrative and shareholder services necessary for the Portfolio’s operations, and is responsible for the supervision of other service providers. For its services, VFS is entitled to receive from the Portfolio a fee at an

17

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2014 (UNAUDITED) (CONTINUED)

NOTE 4 — INVESTMENT MANAGEMENT AND ADMINISTRATIVE FEES (continued)

annual rate of 0.10% of the Portfolio’s average daily net assets.

The Trust and the Investment Adviser have entered into a sub-advisory agreement with BlackRock Financial Management, Inc. (the “Sub-Adviser”). The Sub-Adviser provides investment advice for the Portfolio and is paid by the Investment Adviser based on the average daily net assets of the Portfolio. Subject to such policies as the Board or the Investment Adviser may determine, the Sub-Adviser manages the Portfolio’s assets in accordance with the Portfolio’s investment objectives, policies, and limitations.

In placing equity security transactions, the Sub-Adviser is required to use its best efforts to choose a broker capable of providing brokerage services necessary to obtain the best execution for each transaction. Subject to this requirement, the Sub-Adviser may allocate equity security transactions through certain designated broker-dealers. Some of these broker-dealers participate in commission recapture programs that have been established for the benefit of the Portfolio. Under these programs, the participating broker-dealers will return to the Portfolio a portion of the brokerage commissions (in the form of a credit to the Portfolio) paid to the broker-dealers to pay certain expenses of the Portfolio. These commission recapture payments benefit the Portfolio and not the Sub-Adviser. Any amount credited to the Portfolio is reflected as brokerage commission recapture on the Statement of Operations.

NOTE 5 — DISTRIBUTION AND SERVICE FEE

The Trust has entered into a Shareholder Service Plan (the “Plan”) for the Class S shares of the Portfolio. The Plan compensates VID for the provision of shareholder services and/or account maintenance services to direct or indirect beneficial owners of Class S shares. Under the Plan, the Portfolio makes payments to VID at an annual rate of 0.25% of the Portfolio’s average daily net assets attributable to Class S.

Class ADV shares of the Portfolio have a Rule 12b-1 Service and Distribution Plan. Class ADV shares pay VID a service fee of 0.25% and a distribution fee of 0.50% of the Portfolio’s average daily net assets attributable to Class ADV shares. VID has contractually agreed to waive a portion of the distribution fee equal to 0.15% of the Portfolio’s average daily net assets attributable to Class ADV shares so that the actual fee paid by the Portfolio is a rate of 0.35%. Termination or modification of this contractual waiver requires approval by the Board. There is no guarantee this waiver will continue.

NOTE 6 — EXPENSE LIMITATION AGREEMENT

The Investment Adviser has entered into a written expense limitation agreement with the Portfolio, whereby the Investment Adviser has agreed to limit expenses, excluding interest, taxes, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses to the levels listed below:

Class ADV	Class I	Class S
1.23%	0.63%	0.88%

The Investment Adviser may, at a later date, recoup from the Portfolio management fees waived and other expenses assumed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, the Portfolio’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees by, and any recoupment to the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statement of Operations. Amounts payable by the Investment Adviser are reflected on the accompanying Statement of Assets and Liabilities.

As of June 30, 2014, the Portfolio did not have any amount of waived or reimbursed fees that would be subject to possible recoupment by the Investment Adviser.

The expense limitation agreement is contractual through May 1, 2015 and shall renew automatically for one-year terms unless: (i) the Investment Adviser provides 90 days written notice of its termination and such termination is approved by the Board; or (ii) the Investment Management Agreement has been terminated.

NOTE 7 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

At June 30, 2014, the following direct or indirect, wholly-owned subsidiaries of Voya Financial, Inc. (formerly, ING U.S. Inc.) or affiliated investment companies owned more than 5% of the Portfolio:

Subsidiaries/Affiliated Investment Companies	Percentage
ING National Trust	8.79%
ING USA Annuity and Life Insurance Company	31.86
Voya Retirement Conservative Portfolio	15.59
Voya Retirement Moderate Portfolio	28.30
Voya Solution 2015 Portfolio	6.12

Control is defined by the 1940 Act as the beneficial ownership, either directly or through one or more controlled companies, of more than 25% of the voting securities of a company. The 1940 Act defines affiliates as companies that are under common control. Therefore, because the Portfolio has a common owner that owns over 25% of the outstanding securities of the Portfolio, they are deemed to be affiliates of each other. Investment activities of these shareholders could have a material impact on the Portfolio.

18

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2014 (UNAUDITED) (CONTINUED)

NOTE 7 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (continued)

The Portfolio has adopted a Deferred Compensation Plan (the “Plan”), which allows eligible non-affiliated trustees, as described in the Plan, to defer the receipt of all or a portion of the trustees’ fees that they are entitled to receive from the Portfolio. For purposes of determining the amount owed to the trustee under the Plan, the amounts deferred are invested in shares of the “notional” funds selected by the trustee. The Portfolio purchases shares of the “notional” funds, which are all advised by Voya Investments, in amounts equal to the trustees’ deferred fees, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of “Other assets” on the Statement of Assets and Liabilities. Deferral of trustees’ fees under the Plan will not affect net assets of the Portfolio, and will not materially affect the Portfolio’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the Plan.

NOTE 8 — LINE OF CREDIT

The Portfolio, in addition to certain other funds managed by the Investment Adviser, has entered into an unsecured committed revolving line of credit agreement (the “Credit Agreement”) with BNY for an aggregate amount of $200,000,000. The proceeds may be used only to: (1) temporarily finance the purchase and sale of securities; or (2) finance the redemption of shares of an investor in the funds. The funds to which the line of credit is available pay a commitment fee equal to 0.07% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. Prior to May 23, 2014, the funds to which the Credit Agreement is available paid a commitment fee equal to 0.08% per annum on the daily unused portion of the committed line amount payable quarterly in arrears.

Generally, borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.

The Portfolio utilized the line of credit during the six months ended June 30, 2014.

Days Utilized	Approximate Average Daily Balance For Days Utilized	Approximate Weighted Average Interest Rate For Days Utilized
4	$9,428,750	1.07

NOTE 9 — PURCHASED AND WRITTEN OPTIONS

Transactions in purchased foreign currency options for the Portfolio during the six months ended June 30, 2014 were as follows:

	EUR Notional	USD Notional	Cost
Balance at 12/31/2013	13,330,000	—	$103,572
Options Purchased	66,395,000	9,300,000	249,640
Options Terminated in Closing Sell Transactions	(6,155,000)	—	(16,292)
Options Expired	(73,570,000)	(9,300,000)	(336,920)
Balance at 06/30/2014	—	—	$—

Transactions in purchased interest rate swaptions for the Portfolio during the six months ended June 30, 2014 were as follows:

	USD Notional	EUR Notional	Cost
Balance at 12/31/2013	38,600,000	10,100,000	$3,354,115
Options Purchased	237,880,000	—	2,697,744
Options Terminated in Closing Sell Transactions	(111,400,000)	—	(2,825,004)
Options Expired	(14,400,000)	—	(117,101)
Balance at 06/30/2014	150,680,000	10,100,000	$3,109,754

Transactions in purchased inflation floor options for the Portfolio during the six months ended June 30, 2014 were as follows:

	USD Notional	Cost
Balance at 12/31/2013	8,810,000	$17,828
Options Purchased	—	—
Options Terminated in Closing Sell Transactions	—	—
Options Expired	—	—
Balance at 06/30/2014	8,810,000	$17,828

Transactions in purchased inflation cap options for the Portfolio during the six months ended June 30, 2014 were as follows:

	USD Notional	Cost
Balance at 12/31/2013	54,760,000	$82,141
Options Purchased	—	—
Options Terminated in Closing Sell Transactions	—	—
Options Expired	(54,760,000)	(82,141)
Balance at 06/30/2014	—	$—

19

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2014 (UNAUDITED) (CONTINUED)

NOTE 9 — PURCHASED AND WRITTEN OPTIONS (continued)

Transactions in purchased options on exchange-traded futures contracts for the Portfolio during the six months ended June 30, 2014 were as follows:

	Number of Contracts	Cost
Balance at 12/31/2013	651	$147,582
Options Purchased	4,741	1,663,568
Options Terminated in Closing Sell Transactions	(1,014)	(427,056)
Options Exercised	(124)	(46,680)
Options Expired	(2,898)	(988,730)
Balance at 06/30/2014	1,356	$348,684

Transactions in written foreign currency options for the Portfolio during the six months ended June 30, 2014 were as follows:

	EUR Notional	NZD Notional	USD Notional	Premiums Received
Balance at 12/31/2013	13,290,000	—	4,490,000	$243,513
Options Written	17,935,000	4,065,000	9,120,000	227,569
Options Terminated in Closing Sell Transactions	—	—	—	—
Options Exercised	—	—	—	—
Options Expired	(31,225,000)	(4,065,000)	(13,610,000)	(471,082)
Balance at 06/30/2014	—	—	—	$—

Transactions in written inflation caps for the Portfolio during the six months ended June 30, 2014 were as follows:

	EUR Notional	Premiums Received
Balance at 12/31/2013	3,140,000	$217,411
Options Written	—	—
Options Terminated in Closing Purchase Transactions	—	—
Options Expired	—	—
Balance at 06/30/2014	3,140,000	$217,411

Transactions in written interest rate swaptions for the Portfolio during the six months ended June 30, 2014 were as follows:

	EUR Notional	USD Notional	Premiums Received
Balance at 12/31/2013	10,100,000	79,200,000	$1,330,815
Options Written	—	108,900,000	1,815,381
Options Terminated in Closing Purchase Transactions	—	(89,200,000)	(1,277,296)
Options Expired	—	—	—
Balance at 06/30/2014	10,100,000	98,900,000	$1,868,900

Transactions in written options on exchange-traded futures contracts for the Portfolio during the six months ended June 30, 2014 were as follows:

	Number of Contracts	Premiums Received
Balance at 12/31/2013	651	$47,718
Options Written	1,427	476,530
Options Terminated in Closing Purchase Transactions	(1,080)	(232,542)
Options Exercised	—	—
Options Expired	(526)	(122,519)
Balance at 06/30/2014	472	$169,187

NOTE 10 — CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Class ADV
6/30/2014	44,344	—	38,345	(992,092)	(909,403)	416,256	—	364,280	(9,265,874)	(8,485,338)
12/31/2013	1,110,945	—	621,476	(3,193,399)	(1,460,978)	11,319,723	—	5,829,445	(31,108,399)	(13,959,231)
Class I
6/30/2014	1,864,088	—	368,629	(4,306,018)	(2,073,301)	18,000,600	—	3,608,875	(41,494,929)	(19,885,454)
12/31/2013	10,731,007	—	3,276,745	(9,730,218)	4,277,534	110,794,078	—	31,555,058	(98,063,938)	44,285,198
Class S
6/30/2014	350,398	—	183,407	(5,301,673)	(4,767,868)	3,357,500	—	1,784,554	(50,858,202)	(45,716,148)
12/31/2013	2,211,668	—	2,653,630	(26,453,142)	(21,587,844)	23,042,768	—	25,448,314	(270,827,461)	(222,336,379)

NOTE 11 — SECURITIES LENDING

Under an agreement with BNY, the Portfolio can lend its securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash and U.S. government securities. The collateral must be equal to at least 105% of the market value of non-U.S. securities loaned and 102% of the market value of U.S. securities loaned. The market value of the loaned securities is determined at the close of business of the Portfolio at their last sale price or official closing price on the principal

20

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2014 (UNAUDITED) (CONTINUED)

NOTE 11 — SECURITIES LENDING (continued)

exchange or system on which they are traded and any additional collateral is delivered to the Portfolio on the next business day. The cash collateral received is invested in approved investments as defined in the Securities Lending Agreement with BNY (the “Agreement”). The Portfolio bears the risk of loss with respect to the investment of collateral with the following exception: BNY provides the Portfolio indemnification from loss with respect to the investment of collateral provided that the cash collateral is invested solely in overnight repurchase agreements

The cash collateral is invested in overnight repurchase agreements that are collateralized at 102% with securities issued or fully guaranteed by the United States Treasury; United States government or any agency, instrumentality or authority of the United States government. The securities purchased with cash collateral received are reflected in the Portfolio of Investments under Securities Lending Collateral.

Generally, in the event of counterparty default, the Portfolio has the right to use the collateral to offset losses incurred. The Agreement contains certain guarantees by BNY in the event of counterparty default and/or a borrower’s failure to return a loaned security; however, there would be a potential loss to the Portfolio in the event the Portfolio is delayed or prevented from exercising its right to dispose of the collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in the Portfolio. At June 30, 2014, the Portfolio did not have any outstanding securities on loan.

NOTE 12 — CONCENTRATION OF INVESTMENT RISKS

All mutual funds involve risk — some more than others — and there is always the chance that you could lose money or not earn as much as you hope. The Portfolio’s risk profile is largely a factor of the principal securities in which it invests and investment techniques that it uses. For more information regarding the types of securities and investment techniques that may be used by the Portfolio and their corresponding risks, see the Portfolio’s most recent Prospectus and/or the Statement of Additional Information.

Non-Diversified. The Portfolio is classified as a non-diversified investment company under the 1940 Act, which means that the Portfolio is not limited by the 1940 Act in the proportion of assets that it may invest in the obligations of a single issuer. Declines in the value of that single company can significantly impact the value of the Portfolio. The investment of a large percentage of the Portfolio’s assets in the securities of a small number of issuers may cause the Portfolio’s share price to fluctuate more than that of a diversified investment company. Conversely, even though classified as non-diversified, the Portfolio may actually maintain a portfolio that is diversified with a large number of issuers. In such an event, the Portfolio would benefit less from appreciation in a single corporate issuer than if it had greater exposure to that issuer.

Foreign Securities. Investments in foreign (non-U.S.) securities may entail risks not present in domestic investments. Since securities in which the Portfolio may invest are denominated in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Portfolio. Foreign investments may also subject the Portfolio to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, as well as changes vis-a-vis the U.S. dollar from movements in currency, and changes in security value and interest rate, all of which could affect the market and/or credit risk of the Portfolio’s investments.

Investment by Funds-of-Funds. As an underlying fund (“Underlying Fund”) of a fund-of-fund, shares of the Portfolio may be purchased by other investment companies. In some cases, an Underlying Fund may experience large inflows or redemptions due to allocations or rebalancings. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. The Investment Adviser will monitor transactions by each Underlying Fund and will attempt to minimize any adverse effects on the Underlying Funds and the fund-of-fund as a result of these transactions. So long as an Underlying Fund accepts investments by other investment companies, it will not purchase securities of other investment companies, except to the extent permitted by the 1940 Act or under the terms of an exemptive order granted by the SEC.

NOTE 13 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, foreign currency transactions, and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital.

21

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2014 (UNAUDITED) (CONTINUED)

NOTE 13 — FEDERAL INCOME TAXES (continued)

Dividends paid by the Portfolio from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

The tax composition of dividends and distributions to shareholders was as follows:

Six Months Ended June 30, 2014	Year Ended December 31, 2013
Ordinary Income	Ordinary Income	Long-term Capital Gain
$5,757,709	$60,825,848	$2,006,969

The tax-basis components of distributable earnings and the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of December 31, 2013 are detailed below. The Regulated Investment Company Modernization Act of 2010 (the “Act”) provides an unlimited carryforward period for newly generated capital losses. Under the Act, there may be a greater likelihood that all or a portion of the Portfolio’s pre-enactment capital loss carryforwards may expire without being utilized due to the fact that post-enactment capital losses are required to be utilized before pre-enactment capital loss carryforwards.

	Capital Loss Carryforwards
Unrealized Appreciation/ (Depreciation)	Amount	Character	Expiration
$(36,514,794)	$(29,431,874)	ST	None
	(20,155,320)	LT	None
	$(49,587,194)

The Portfolio’s major tax jurisdictions are U.S. federal, Arizona, and Massachusetts. The earliest tax year that remains subject to examination by these jurisdictions is 2009.

As of June 30, 2014, no provision for income tax is required in the Portfolio’s financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Portfolio’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue.

NOTE 14 — RESTRUCTURING PLAN

In October 2009, ING Groep N.V. (“ING Groep”) submitted a restructuring plan (the “Restructuring Plan”) to the European Commission in order to receive approval for state aid granted to ING Groep by the Kingdom of the Netherlands in November 2008 and March 2009. To receive approval for this state aid, ING Groep was required to divest its insurance and investment management businesses, including Voya Financial, Inc., before the end of 2013. In November 2012, the Restructuring Plan was amended to permit ING Groep additional time to complete the divestment. Pursuant to the amended Restructuring Plan, ING Groep must divest at least 25% of Voya Financial, Inc. by the end of 2013, more than 50% by the end of 2014, and the remaining interest by the end of 2016 (such divestment, the “Separation Plan”).

In May 2013, Voya Financial, Inc. conducted an initial public offering of Voya Financial, Inc. common stock (the “IPO”). In October 2013, ING Groep divested additional shares in a secondary offering of common stock of Voya Financial, Inc. In March 2014, ING Groep divested additional shares, reducing its ownership interest in Voya Financial, Inc. below 50%. Voya Financial, Inc. did not receive any proceeds from these offerings.

ING Groep has stated that it intends to sell its remaining interest in Voya Financial, Inc. over time. While the base case for the remainder of the Separation Plan is the divestment of ING Groep’s remaining interest in one or more broadly distributed offerings, all options remain open and it is possible that ING Groep’s divestment of its remaining interest in Voya Financial, Inc. may take place by means of a sale to a single buyer or group of buyers.

It is anticipated that one or more of the transactions contemplated by the Separation Plan would result in the automatic termination of the existing investment advisory and sub-advisory agreements under which the Investment Adviser and sub-adviser provide services to the Portfolio. In order to ensure that the existing investment advisory and sub-advisory services can continue uninterrupted, the Board approved new advisory and sub-advisory agreements for the Portfolio, as applicable, in connection with the IPO. Shareholders of the Portfolio approved the new investment advisory and sub-advisory agreements prompted by the IPO, as well as any future advisory and sub-advisory agreements prompted by the Separation Plan that are approved by the Board and whose terms are not materially different from the current agreements. This means that shareholders may not have another opportunity to vote on a new agreement with the Investment Adviser or an affiliated sub-adviser even if they undergo a change of control, as long as no single person or group of persons acting together gains “control” (as defined in the 1940 Act) of Voya Financial, Inc.

The Separation Plan, whether implemented through public offerings or other means, may be disruptive to the businesses of Voya Financial, Inc. and its subsidiaries, including the Investment Adviser and affiliated entities that provide services to the Portfolio, and may cause, among other things, interruption of business operations or services, diversion of management’s attention from

22

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2014 (UNAUDITED) (CONTINUED)

NOTE 14 — RESTRUCTURING PLAN (continued)

day-to-day operations, reduced access to capital, and loss of key employees or customers. The completion of the Separation Plan is expected to result in the Investment Adviser’s loss of access to the resources of ING Groep, which could adversely affect its business. Since a portion of the shares of Voya Financial, Inc., as a standalone entity, are publicly held, it is subject to the reporting requirements of the Securities Exchange Act of 1934 as well as other U.S. government and state regulations, and subject to the risk of changing regulation.

The Separation Plan may be implemented in phases. During the time that ING Groep retains a significant interest in Voya Financial, Inc., circumstances affecting ING Groep, including restrictions or requirements imposed on ING Groep by European and other authorities, may also affect Voya Financial, Inc. A failure to complete the Separation Plan could create uncertainty about the nature of the relationship between Voya Financial, Inc. and ING Groep, and could adversely affect Voya Financial, Inc. and the Investment Adviser and its affiliates. Currently, the Investment Adviser and its affiliates do not anticipate that the Separation Plan will have a material adverse impact on their operations or the Portfolio and its operations.

NOTE 15 — SUBSEQUENT EVENTS

Dividends: Subsequent to June 30, 2014, the Portfolio declared net investment income dividends of:

	Per Share Amount	Payable Date	Record Date
BlackRock Inflation Protected Bond
Class ADV	$0.0380	July 2, 2014	June 30, 2014
Class I	$0.0428	July 2, 2014	June 30, 2014
Class S	$0.0407	July 2, 2014	June 30, 2014

The Portfolio has evaluated events occurring after the Statement of Assets and Liabilities date (subsequent events) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

23

VOYA BLACKROCK INFLATION PROTECTED BOND PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2014 (UNAUDITED)

Investment Type Allocation
as of June 30, 2014
(as a percentage of net assets)

U.S. Treasury Obligations	52.9%
U.S. Government Agency Obligations	19.8%
Foreign Government Bonds	19.4%
Purchased Options	0.3%
Collateralized Mortgage Obligations	0.0%
Assets in Excess of Other Liabilities*	7.6%
Net Assets	100.0%

*Includes short-term investments.

Portfolio holdings are subject to change daily.

Principal Amount†			Value	Percentage of Net Assets

COLLATERALIZED MORTGAGE OBLIGATIONS: 0.0%
82,452		GMAC Commercial Mortgage Securities, Inc., 4.547%, 12/10/41	$82,488	0.0

		Total Collateralized Mortgage Obligations (Cost $79,067)	82,488	0.0

U.S. GOVERNMENT AGENCY OBLIGATIONS: 19.8%

		Federal Home Loan Mortgage Corporation: 10.0%##
76,745,228		4.000%, due 06/01/44	81,437,125	10.0

		Federal National Mortgage Association: 9.8%##
14,883,004		4.000%, due 06/01/44	15,821,806	1.9
60,595,856		4.000%, due 07/01/44	64,418,169	7.9
			80,239,975	9.8

		Total U.S. Government Agency Obligations (Cost $161,181,152)	161,677,100	19.8

U.S. TREASURY OBLIGATIONS: 52.9%
		Treasury Inflation Indexed Protected Securities: 52.9%
17,399,448		0.125%, due 04/15/16	17,863,665	2.2
12,803,718		0.125%, due 04/15/17	13,248,353	1.6
21,998,477		0.125%, due 04/15/18	22,727,176	2.8
16,956,930		0.125%, due 04/15/19	17,459,669	2.1
18,955,731		0.125%, due 01/15/22	19,083,834	2.3
14,582,222		0.125%, due 07/15/22	14,679,062	1.8
23,184,277		0.125%, due 01/15/23	23,102,761	2.8
15,545,515		0.375%, due 07/15/23	15,843,071	2.0
250,237		0.625%, due 07/15/21	263,610	0.0
23,032,384		0.625%, due 01/15/24	23,857,404	2.9
5,939,424		0.625%, due 02/15/43	5,384,694	0.7
18,197,539		0.750%, due 02/15/42	17,102,138	2.1
27,559,763		1.125%, due 01/15/21	29,858,192	3.7
14,131,780		1.250%, due 07/15/20	15,491,413	1.9
5,300,659		1.375%, due 01/15/20	5,814,987	0.7
4,192,065		1.375%, due 02/15/44	4,602,431	0.6
30,405,766		1.750%, due 01/15/28	34,990,378	4.3
6,270,863		2.000%, due 01/15/26	7,385,163	0.9
4,070,739		2.125%, due 02/15/40	5,171,748	0.6
13,061,965		2.125%, due 02/15/41	16,722,371	2.1
24,143,438		2.375%, due 01/15/25	29,247,506	3.6
20,704,315		2.375%, due 01/15/27	25,396,762	3.1
13,570,284		2.500%, due 07/15/16	14,732,240	1.8
7,668,669		2.500%, due 01/15/29	9,668,512	1.2
3,265,591		3.375%, due 04/15/32	4,712,146	0.6
13,521,636		3.625%, due 04/15/28	18,984,161	2.3
12,190,071	S	3.875%, due 04/15/29	17,809,889	2.2

		Total U.S. Treasury Obligations (Cost $431,252,146)	431,203,336	52.9

FOREIGN GOVERNMENT BONDS: 19.4%
AUD 5,680,000		Australia Government Bond, 1.250%, 02/21/22	5,778,271	0.7
EUR 3,644,591		Bundesrepublik Deutschland Bundesobligation Inflation Linked Bond, 0.750%, 04/15/18	5,256,561	0.7
EUR 35,675,000		Bundesschatzanweisungen, 0.250%, 06/10/16	49,061,552	6.0
EUR 29,955,322		Deutsche Bundesrepublik Inflation Linked Bond, 1.500%, 04/15/16	42,221,458	5.2
EUR 32,700,000		France Government Bond OAT, 0.250%, 11/25/16	44,917,164	5.5
EUR 605,900		Hellenic Republic Government Bond, 10/15/42	11,864	0.0
EUR 5,393,936		Italy Buoni Poliennali Del Tesoro, 2.100%, 09/15/16	7,700,824	0.9
NZD 3,725,588		New Zealand Government Bond, 3.000%, 09/20/30	3,395,447	0.4

		Total Foreign Government Bonds (Cost $156,517,932)	158,343,141	19.4

# of Contracts			Value	Percentage of Net Assets

PURCHASED OPTIONS: 0.3%
		Exchange-Traded Options: 0.0%
884	@	Eurodollar 2-Year Mid-Curve Option, Strike @ 97.750, Exp. 09/12/14	38,675	0.0
236	@	U.S. Treasury 10-Year Note, Strike @ 122.000, Exp. 07/25/14	3,688	0.0
236	@	U.S. Treasury 10-Year Note, Strike @ 124.000, Exp. 07/25/14	40,564	0.0
			82,927	0.0

		Options on Inflation Floors: 0.0%
8,810,000	@	Inflation Rate Floor on Eurostat Eurozone HICP Ex Tobacco NSA (CPTFEMU), Portfolio receives maximum of 0% minus CPTFEMU., Exp. 11/19/15 Counterparty: Barclays Bank PLC	5,768	0.0

See Accompanying Notes to Financial Statements

24

VOYA BLACKROCK INFLATION PROTECTED BOND PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2014 (UNAUDITED) (CONTINUED)

# of Contracts			Value	Percentage of Net Assets

PURCHASED OPTIONS: (continued)
		OTC Interest Rate Swaptions: 0.3%
31,400,000	@	Receive a fixed rate equal to 1.650% and pay a floating rate equal to the 3-month USD-LIBOR-BBA, Exp. 09/05/14 Counterparty: Deutsche Bank AG	$63,985	0.0
37,500,000	@	Receive a fixed rate equal to 1.660% and pay a floating rate equal to the 3-month USD-LIBOR-BBA, Exp. 01/07/15 Counterparty: Deutsche Bank AG	413,372	0.1
6,440,000	@	Receive a fixed rate equal to 3.350% and pay a floating rate equal to the 3-month USD-LIBOR-BBA, Exp. 05/15/17 Counterparty: Barclays Bank PLC	364,510	0.0
31,400,000	@	Receive a floating rate equal to 2.038% and pay a fixed rate equal to the 3-month USD-LIBOR-BBA, Exp. 07/03/14 Counterparty: Deutsche Bank AG	—	—
37,500,000	@	Receive a floating rate equal to the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.660%, Exp. 01/07/15 Counterparty: Deutsche Bank AG	97,120	0.0
6,440,000	@	Receive a floating rate equal to the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 4.350%, Exp. 05/15/17 Counterparty: Barclays Bank PLC	259,938	0.0
10,100,000	@	Receive a floating rate equal to the 6-month EUR-EURIBOR and pay a fixed rate equal to 2.500%, Exp. 06/08/22 Counterparty: Deutsche Bank AG	1,568,153	0.2
			2,767,078	0.3

		Total Purchased Options (Cost $3,476,266)	2,855,773	0.3

		Total Long-Term Investments (Cost $752,506,563)	754,161,838	92.4

Shares		Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: 7.3%
	Mutual Funds: 7.3%
27,200,546	BlackRock Liquidity Funds, TempFund, Institutional Class	$27,200,546	3.3
32,269,896	Dreyfus Treasury & Agency Cash Management Fund — Institutional Shares	32,269,896	4.0

	Total Short-Term Investments (Cost $59,470,442)	59,470,442	7.3

	Total Investments in Securities (Cost $811,977,005)	$813,632,280	99.7
	Assets in Excess of Other Liabilities	2,131,381	0.3
	Net Assets	$815,763,661	100.0

†	Unless otherwise indicated, principal amount is shown in USD.

##	The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

@	Non-income producing security

S	All or a portion of this security has been identified by the Portfolio to cover future collateral requirements for applicable futures, options, swaps, foreign currency contracts and/or when-issued or delayed-delivery securities.

AUD	Australian Dollar

EUR	EU Euro

NZD	New Zealand Dollar

Cost for federal income tax purposes is $812,391,954.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$9,287,733
Gross Unrealized Depreciation	(8,047,407)
Net Unrealized Appreciation	$1,240,326

See Accompanying Notes to Financial Statements

25

VOYA BLACKROCK INFLATION PROTECTED BOND PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2014 (UNAUDITED) (CONTINUED)

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2014
Asset Table
Investments, at fair value
Purchased Options	$82,927	$2,772,846	$—	$2,855,773
Collateralized Mortgage Obligations	—	82,488	—	82,488
Foreign Government Bonds	—	158,343,141	—	158,343,141
U.S. Treasury Obligations	—	431,203,336	—	431,203,336
Short-Term Investments	59,470,442	—	—	59,470,442
U.S. Government Agency Obligations	—	161,677,100	—	161,677,100
Total Investments, at fair value	$59,553,369	$754,078,911	$—	$813,632,280
Other Financial Instruments+
Centrally Cleared Swaps	—	77,342	—	77,342
Forward Foreign Currency Contracts	—	203,703	—	203,703
Futures	477,263	—	—	477,263
OTC Swaps	—	2,643,122	—	2,643,122
Total Assets	$60,030,632	$757,003,078	$—	$817,033,710
Liabilities Table
Other Financial Instruments+
Centrally Cleared Swaps	$—	$(365,313)	$—	$(365,313)
Forward Foreign Currency Contracts	—	(1,809,495)	—	(1,809,495)
Futures	(824,244)	—	—	(824,244)
OTC Swaps	—	(370,748)	—	(370,748)
Written Options	(22,127)	(1,418,041)	—	(1,440,168)
Total Liabilities	$(846,371)	$(3,963,597)	$—	$(4,809,968)

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At June 30, 2014, the following forward foreign currency contracts were outstanding for the VY BlackRock Inflation Protected Bond Portfolio:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Bank of America	Mexican Peso	85,059,333	Buy	07/23/14	$6,524,879	$6,545,802	$20,923
JPMorgan Chase & Co.	Norwegian Krone	38,690,426	Buy	09/12/14	6,879,777	6,716,501	(163,276)
Deutsche Bank AG	Canadian Dollar	107,000	Buy	07/23/14	97,253	100,219	2,966
UBS AG	Australian Dollar	6,695,000	Buy	09/12/14	6,253,041	6,300,302	47,261
UBS AG	Brazilian Real	20,515,000	Buy	07/02/14	9,152,353	9,284,906	132,553
							$40,427

Bank of America	New Zealand Dollar	3,533,000	Sell	07/23/14	$3,041,839	$3,086,890	$(45,051)
Barclays Bank PLC	Australian Dollar	5,967,000	Sell	07/23/14	5,470,444	5,617,069	(146,625)
Barclays Bank PLC	Japanese Yen	373,104,500	Sell	09/12/14	3,670,733	3,684,935	(14,202)
Barclays Bank PLC	EU Euro	8,132,946	Sell	09/12/14	11,033,456	11,139,526	(106,070)
Deutsche Bank AG	EU Euro	68,685,000	Sell	07/07/14	93,365,924	94,052,322	(686,398)
Deutsche Bank AG	Mexican Peso	84,910,000	Sell	07/23/14	6,523,681	6,534,310	(10,629)
Deutsche Bank AG	Brazilian Real	20,515,000	Sell	07/02/14	9,108,467	9,284,906	(176,439)
UBS AG	EU Euro	40,720,000	Sell	07/07/14	55,298,249	55,759,054	(460,805)
							$(1,646,219)

See Accompanying Notes to Financial Statements

26

VOYA BLACKROCK INFLATION PROTECTED BOND PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2014 (UNAUDITED) (CONTINUED)

VY BlackRock Inflation Protected Bond Portfolio Open Futures Contracts on June 30, 2014:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
Australia 10-Year Bond	48	09/15/14	$5,452,779	$120,569
U.S. Treasury 5-Year Note	789	09/30/14	94,254,682	252,853
			$99,707,461	$373,422
Short Contracts
90-Day Eurodollar	(682)	06/15/15	(169,621,925)	52,724
Euro-Schatz	(689)	09/08/14	(104,401,944)	(19,609)
Japan 10-Year Bond (TSE)	(13)	09/10/14	(18,690,588)	(56,956)
U.S. Treasury 10-Year Note	(723)	09/19/14	(90,499,269)	(404,913)
U.S. Treasury 2-Year Note	(174)	09/30/14	(38,209,314)	(19,578)
U.S. Treasury Long Bond	(297)	09/19/14	(40,744,688)	(323,188)
U.S. Treasury Ultra Long Bond	(173)	09/19/14	(25,939,188)	51,117
			$(488,106,916)	$(720,403)

VY BlackRock Inflation Protected Bond Portfolio Centrally Cleared Interest Rate Swap Agreements Outstanding on June 30, 2014:

	Termination Date	Notional Amount	Fair Value	Unrealized Appreciation/ (Depreciation)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.555%	11/30/18	USD 42,400,000	$78,115	$77,342
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.620%	07/02/24	USD 9,500,000	(2,274)	(2,471)
Receive a floating rate based on 3-month USD-LIBOR-BBA and pay a fixed rate equal to 3.584%	03/03/44	USD 2,400,000	(131,634)	(131,692)
Receive a floating rate based on 3-month USD-LIBOR-BBA and pay a fixed rate equal to 3.583%	03/03/44	USD 2,300,000	(125,578)	(125,634)
Receive a floating rate equal to the 3-month USB-LIBOR-BBA and pay a fixed rate equal to 1.543%	08/01/18	USD 19,900,000	(105,146)	(105,516)
			$(286,517)	$(287,971)

VY BlackRock Inflation Protected Bond Portfolio Over-the-Counter Interest Rate Swap Agreements Outstanding on June 30, 2014:

	Termination Date	Notional Amount	Fair Value	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive a fixed rate equal to 1.850% and pay a floating rate based on the 3-month Consumer Price Index (CPI) Counterparty: Barclays Bank PLC	02/26/16	USD 23,045,000	$(198,866)	$—	$(198,866)
Receive a fixed rate equal to 1.852% and pay a floating rate based on the 3-month US CPI Urban Consumers NSA (CPURNSA) Counterparty: Barclays Bank PLC	03/10/16	USD 20,575,000	(171,882)	—	(171,882)
Receive a floating rate based on the 3-month US CPI Urban Consumers NSA (CPURNSA) and pay a fixed rate equal to 2.042% Counterparty: Barclays Bank PLC	02/26/18	USD 23,045,000	243,034	—	243,034
Receive a floating rate based on the 3-month US CPI Urban Consumers NSA (CPURNSA) and pay a fixed rate equal to 2.066% Counterparty: Barclays Bank PLC	03/10/18	USD 20,575,000	197,303	—	197,303
			$69,589	$—	$69,589

See Accompanying Notes to Financial Statements

27

VOYA BLACKROCK INFLATION PROTECTED BOND PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2014 (UNAUDITED) (CONTINUED)

VY BlackRock Inflation Protected Bond Portfolio Total Return Swap Agreements Outstanding on June 30, 2014:

	Termination Date	Notional Amount	Fair Value	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive the positive price return of the Barclays Real Rates Basket. Pay a floating rate based on the 1-month USD-LIBOR-BBA plus 40 basis points, and, if negative, the absolute value of the total return of the basket. Counterparty: Barclays Bank PLC	07/23/14	318,288,053	$2,202,785	$—	$2,202,785
			$2,202,785	$—	$2,202,785

VY BlackRock Inflation Protected Bond Portfolio Written Inflation Caps Outstanding on June 30, 2014:

Inflation Caps

Description	Counterparty	Exercise Rate	Exercise Index	Termination Date	Notional Amount	Premiums Received	Fair Value
Cap — HICPx Index	Deutsche Bank AG	2.500%	Maximum of [1-(Index Final/Index Initial)] or $0	04/26/22	EUR 3,140,000	$217,411	$(32,922)
						$217,411	$(32,922)

VY BlackRock Inflation Protected Bond Portfolio Written Options Open on June 30, 2014:

Exchange-Traded Options

Description	Exercise Price	Expiration Date	# of Contracts	Premiums Received	Fair Value
U.S. Treasury 10-Year Note	123.00	07/25/14	472	$169,187	$(22,127)
				$169,187	$(22,127)

VY BlackRock Inflation Protected Bond Portfolio Written Swaptions Open on June 30, 2014:

Written Interest Rate Swaptions

Description	Counterparty	Floating Rate Index/Underlying Reference Entity	Pay/ Receive Floating	Exercise Rate	Expiration Date	Notional Amount	Premiums Received	Fair Value
Put OTC Swaption	Deutsche Bank AG	6-month EUR-EURIBOR	Pay	4.500%	06/08/22	EUR 10,100,000	$475,559	$(436,071)
Put OTC Swaption	Barclays Bank PLC	3-month USD-LIBOR-BBA	Pay	3.800%	02/23/15	USD 26,800,000	326,960	(50,386)
Put OTC Swaption	Deutsche Bank AG	3-month USB-LIBOR-BBA	Pay	3.200%	06/30/15	USD 23,700,000	436,080	(419,944)
Put OTC Swaption	Deutsche Bank AG	3-month USD-LIBOR-BBA	Pay	3.850%	01/23/15	USD 21,600,000	303,341	(23,408)
Call OTC Swaption	Barclays Bank PLC	3-month USD-LIBOR-BBA	Receive	2.800%	02/23/15	USD 26,800,000	326,960	(455,310)
				Total Written Swaptions			$1,868,900	$(1,385,119)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2014 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Interest rate contracts	Investments in securities at value*	$2,855,773
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	203,703
Interest rate contracts	Unrealized appreciation on OTC swap agreements	2,643,122
Interest rate contracts	Net Assets — Unrealized appreciation**	77,342
Interest rate contracts	Net Assets — Unrealized appreciation***	477,263
Total Asset Derivatives		$6,257,203
Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$1,809,495
Interest rate contracts	Unrealized depreciation on OTC swap agreements	370,748
Interest rate contracts	Net Assets — Unrealized depreciation**	365,313
Interest rate contracts	Net Assets- Unrealized depreciation***	824,244
Interest rate contracts	Written options, at fair value	1,440,168
Total Liability Derivatives		$4,809,968

*	Includes purchased options.

See Accompanying Notes to Financial Statements

28

VOYA BLACKROCK INFLATION PROTECTED BOND PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2014 (UNAUDITED) (CONTINUED)

**	Includes cumulative appreciation/depreciation of centrally cleared swaps as reported in the table following the Portfolio of Investments. Only current day’s variation margin receivable/payable is shown on the Statement of Assets and Liabiliites.

***	Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Portfolio of Investments.

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2014 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Investments*	Foreign currency related transactions**	Futures	Swaps	Written options	Total
Foreign exchange contracts	$(276,551)	$(1,286,334)	$—	$—	$471,081	$(1,091,804)
Interest rate contracts	(989,572)	—	(4,261,057)	3,369,006	1,124,600	(757,023)
Total	$(1,266,123)	$(1,286,334)	$(4,261,057)	$3,369,006	$1,595,681	$(1,848,827)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Investments*	Foreign currency related transactions**	Futures	Swaps	Written options	Total
Foreign exchange contracts	$79,466	$(88,095)	$—	$—	$(126,352)	$(134,981)
Interest rate contracts	(1,187,126)	—	(1,296,868)	3,947,960	566,176	2,030,142
Total	$(1,107,660)	$(88,095)	$(1,296,868)	$3,947,960	$439,824	$1,895,161

*	Amounts recognized for purchased options are included in net realized gain (loss) on investments.

**	Amounts recognized for forward foreign currency contracts are included in net realized gain (loss) on foreign currency related transactions and net change in unrealized appreciation or depreciation on foreign currency related transactions.

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, as of June 30, 2014:

	Bank of America	Barclays Bank PLC	Deutsche Bank AG	JPMorgan Chase & Co.	UBS AG	Totals
Assets:
Purchased options	$—	$630,216	$2,142,630	$—	$—	$2,772,846
Forward foreign currency contracts	20,923	—	2,966	—	179,814	203,703
Interest rate swaps	—	440,337	—	—	—	440,337
Total return swaps	—	2,202,785	—	—	—	2,202,785
Total Assets	$20,923	$3,273,338	$2,145,596	$—	$179,814	$5,619,671
Liabilities:
Forward foreign currency contracts	$45,051	$266,897	$873,466	$163,276	$460,805	$1,809,495
Interest rate swaps	—	370,748	—	—	—	370,748
Written options	—	505,696	912,345	—	—	1,418,041
Total Liabilities	$45,051	$1,143,341	$1,785,811	$163,276	$460,805	$3,598,284

Net OTC derivative instruments by counterparty, at fair value	$(24,128)	$2,129,997	$359,785	$(163,276)	$(280,991)	$2,021,387

Total collateral pledged by the Portfolio/(Received from counterparty)	$—	$—	$(1,700,000)	$—	$—	$(1,700,000)
Net Exposure(1)	$(24,128)	$2,129,997	$(1,340,215)	$(163,276)	$(280,991)	$321,387

(1)	Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

See Accompanying Notes to Financial Statements

29

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Voya Funds Services, LLC
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Scottsdale, Arizona 85258

Distributor
Voya Investments Distributor, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258

Transfer Agent
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301 Bellevue Parkway
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Custodian
The Bank of New York Mellon
One Wall Street
New York, New York 10286

Legal Counsel
Dechert LLP
1900 K Street, N.W.
Washington, D.C. 20006

Before investing, carefully consider the investment objectives, risks, charges and expenses of the variable universal life insurance policy or variable annuity contract and the underlying variable investment options. This and other information is contained in the prospectus for the variable universal life policy or variable annuity contract and the underlying variable investment options. Obtain these prospectuses from your agent/registered representative and read them carefully before investing.

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■	VY Franklin Templeton Founding Strategy Portfolio (formerly, ING Franklin Templeton Founding Strategy Portfolio)

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PROXY VOTING INFORMATION

A description of the policies and procedures that the Portfolios use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the Portfolios’ website at www.voyainvestments.com; and (3) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Portfolios voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Portfolios’ website at www.voyainvestments.com and on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Portfolios file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Portfolios’ Forms N-Q are available on the SEC’s website at www.sec.gov. The Portfolios’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The Portfolios’ Forms N-Q, as well as a complete portfolio of investments, are available without charge upon request from the Portfolios by calling Shareholder Services toll-free at (800) 992-0180.

PRESIDENT’S LETTER

Luck and Skill

Dear Shareholder,

Earlier this month many of us were caught up in the excitement of the World Cup, soccer's premier tournament. They say that soccer teaches you about life, and that is certainly true in at least one respect: the big part that luck can play in the outcome. During the World Cup, a New York Times article examined the role of luck in soccer matches, noting that the game's combination of low scores, fluke goals and numerous ties makes it the least predictable of the major sports.1 A survey of the research literature concluded that the outcome of a soccer match was about half skill and half luck.

What does this have to do with investing? Many investors tend to overlook the part luck plays in their investment results, giving themselves too much credit for skill. This is especially true in a bull market, when the market’s upward trend may disguise the effect of discretionary investment decisions. In assessing their performance, professional investors distinguish alpha — the return component due to manager skill — from beta — the return component due to market moves. While investors may benefit from both alpha and beta, the existence of beta reminds us that it isn’t all under our own control. We should take our successes with a touch of humility, mindful of the assist our skills have gotten from good fortune.

But if good fortune can be random, so can bad fortune. How do you set your course to allow for the unpredictable effects of good or ill winds? In our view, the best way is to minimize the opportunities for randomness to enter the picture — keep your portfolio fully invested and well diversified, and avoid the temptation to time the market. Keep your focus on your long-term goals and promptly inform your financial advisor should these goals change. Before taking action, thoroughly discuss any contemplated portfolio changes with your advisor.

On May 1, 2014, ING U.S. Investment Management changed its name to Voya Investment Management. Our new name reminds us that a secure financial future is about more than just reaching a destination — it’s about positive experiences along the way. It’s also about continuity: there will be no changes in terms of investment processes or the services we provide to you, our clients. As part of the transition to our new name, we are building upon our commitment to be a reliable partner committed to reliable investing.

We appreciate your continued confidence in us, and we look forward to serving your investment needs in the future.

Sincerely,

Shaun Mathews

Executive Vice President

Voya Family of Funds

July 28, 2014

The views expressed in the President’s Letter reflect those of the President as of the date of the letter. Any such views are subject to change at any time based upon market or other conditions and the Voya mutual funds disclaim any responsibility to update such views. These views may not be relied on as investment advice and because investment decisions for a Voya mutual fund are based on numerous factors, may not be relied on as an indication of investment intent on behalf of any Voya mutual fund. Reference to specific company securities should not be construed as recommendations or investment advice.

International investing poses special risks including currency fluctuation, economic and political risks not found in investments that are solely domestic.

[1]	“Soccer, a Beautiful Game of Chance,” by John Tierney, New York Times, July 7, 2014.

1

Market Perspective: Six Months Ended June 30, 2014

Global equities, in the form of the MSCI World IndexSM (the “Index”) measured in local currencies, including net reinvested dividends ended 2013 at a record high. Investor sentiment had evidently reconciled itself to the tapering of the U.S. Federal Reserve Board’s (“Fed’s”) $85 billion of monthly Treasury and mortgage-backed securities purchases. The Fed’s December 18 announcement of a reduction in purchases to $75 billion per month with more to come was taken in stride. There was still plenty to worry about however, and in the first month of 2014 the Index slumped before recovering to end up 5.48% for the first half of the fiscal year. (The Index returned 6.18% for the six-months ended June 30, 2014, measured in U.S. dollars.)

It did not take long for worries about a flagging U.S. economy to resurface. A disappointingly weak employment report on January 10 showed only 74,000 jobs created in December, the lowest in nearly three years. A decline in the unemployment rate to 6.7% was partly due to large numbers of unemployed people leaving the workforce, while the labor participation rate equaled the lowest since March of 1978.

A cold and snowy winter was thought to be depressing hiring and other key statistics like durable goods orders and home sales. Nonetheless, in late January, Fed Chairman Bernanke, in an official capacity for the last time, announced a further $10 billion reduction in monthly purchases. Global equities markets were falling.

The Index reached its low point on February 3, down almost exactly 5% in 2014. Yet it took only 18 days to erase the loss and reclaim a small gain despite new political turmoil that flared in Eastern Europe as Russia annexed Crimea after the president of Ukraine was deposed.

It was not as if the news suddenly improved; it remained mostly poor into March. What was becoming clear, however was that it was indeed weather-related and could therefore be expected to be temporary. The Fed confirmed as much on February 14. The same week new Fed Chair Janet Yellen stressed the “continuity” of accommodative monetary policy and later confirmed that such a policy would remain in place for “some time.”

The April, May and June employment reports were significantly better, showing a monthly average of 234,000 jobs created. Retail sales, industrial production and home sales all rebounded strongly, although the pace of home price increases was moderating. Purchasing managers’ activity indices were on the rise. The Fed continued to taper without hesitation and by the end of June the pace of bond purchases had fallen to $35 billion per month.

The main outlier was gross domestic product (“GDP”). First quarter GDP growth was initially announced on April 30 as a scant 0.1% annualized. One month later it was revised down to a fall of 1.0%. And on June 25 it was further revised down to 2.9%, the worst since the first quarter of 2009. But such was the state of sentiment that markets seemed to shrug it off as the encapsulation of a weather-driven anomaly, now fading into memory.

In U.S. fixed income markets, the Barclays U.S. Aggregate Bond Index (“Barclays Aggregate”) of investment grade bonds added 3.93% in the six months through June. The Barclays Long Term U.S. Treasury sub-index, having dropped 12.66% in the previous fiscal year, bounced back to soar 12.14%. The over-all Barclay’s U.S. Treasury Bond sub-index only returned 2.72%: evidence of a flattening Treasury yield curve. The Barclays U.S. Corporate Investment Grade Bond sub-index gained 5.68% and interestingly did a little better than the Barclays High Yield Bond — 2% Issuer Constrained Composite Index (not a part of the Barclays Aggregate) which added 5.46%.

U.S. equities, represented by the S&P 500® Index including dividends, advanced 7.14% in the first half of the fiscal year, closing just off an all-time high. This represented the sixth straight calendar quarter of positive returns, a sequence not seen since 1998. Utilities was the best performing sector with a gain of 18.65%, followed at some distance by energy, 12.98%. The worst were consumer discretionary which managed only 0.60% and industrials 4.00%. Record operating earnings per share for S&P 500® companies in the fourth quarter of 2013, supported by low interest rates and slow wage growth, slipped by just about 3% in the next quarter.

In currencies, the dollar edged up only 0.37% against the euro over the six months, despite the political trouble in Ukraine and European Central Bank President Draghi’s embrace of the idea of quantitative easing for the euro zone. The dollar lost 3.21% to the pound as the UK’s strong recovery story remained largely intact. The dollar fell 3.78% against the yen, with the effectiveness of the Bank of Japan’s own quantitative easing as a means of weakening the currency increasingly in doubt.

In international markets, the MSCI Japan® Index lost 2.96% for the fiscal half year, (despite a 4.8% bounce in June). The government’s fiscal and monetary stimulus seemed to be fading, while Prime Minister Abe’s reform-based “third arrow” of economic policy was criticized as lacking definition. The MSCI Europe ex UK® Index gained 6.37%, with strength in banks, pharmaceuticals, utilities and the peripheral markets of Italy and Spain. The euro zone reported its fourth straight quarter of GDP growth; the total however amounted to less than 1%, while unemployment was still stubbornly high at 11.6%. The MSCI UK® Index rose a rather disappointing 1.88%. Stocks were held back by lagging banks, miners and telecoms. GDP in the first quarter of 2014 grew by 3.1% from a year earlier, while unemployment continued to fall, but concerns persisted about a housing price bubble and overstretched consumers.

All indices are unmanaged and investors cannot invest directly in an index. Past performance does not guarantee future results. The performance quoted represents past performance. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. The Portfolios’ performance is subject to change since the period’s end and may be lower or higher than the performance data shown. Please call (800) 992-0180 or log on to www.voyainvestments.com to obtain performance data current to the most recent month end.

Market Perspective reflects the views of Voya Investment Management’s Chief Investment Risk Officer only through the end of the period, and is subject to change based on market and other conditions.

2

Benchmark Descriptions

Index	Description
Barclays High Yield Bond — 2% Issuer Constrained Composite Index	An unmanaged index that includes all fixed-income securities having a maximum quality rating of Ba1, a minimum amount outstanding of $150 million, and at least one year to maturity.
Barclays Long Term U.S. Treasury Index	The Index includes all publicly issued, U.S. Treasury securities that have a remaining maturity of 10 or more years, are rated investment grade, and have $250 million or more of outstanding face value.
Barclays U.S. Aggregate Bond Index	An unmanaged index of publicly issued investment grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.
Barclays U.S. Corporate Investment Grade Bond Index	The corporate component of the Barclays Capital U.S. Credit Index. The U.S. Credit Index includes publicly-issued U.S. corporate and specified foreign debentures and secured notes that meet the specified maturity, liquidity, and quality requirements. The index includes both corporate and non-corporate sectors. The corporate sectors are industrial, utility and finance, which included both U.S. and non-U.S. corporations.
Barclays U.S. Treasury Bond Index	A market capitalization-weighted index that measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of one year or more.
MSCI Europe ex UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Europe, excluding the UK.
MSCI Japan® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan.
MSCI UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in the UK.
MSCI World IndexSM	An unmanaged index that measures the performance of over 1,400 securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand and the Far East.
S&P 500® Index	An unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

3

Shareholder Expense Examples (Unaudited)

As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs, including redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Portfolio expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds.

The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2014 to June 30, 2014. The Portfolios’ expenses are shown without the imposition of any charges which are, or may be, imposed under your variable annuity contract, variable life insurance policy, qualified pension, or retirement plan. Expenses would have been higher if such charges were included.

Actual Expenses

The left section of the table shown below, “Actual Portfolio Return,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The right section of the table shown below, “Hypothetical (5% return before expenses),” provides information about hypothetical account values and hypothetical expenses based on a Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Portfolio and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the hypothetical lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Portfolio Return				Hypothetical (5% return before expenses)
	Beginning Account Value January 1, 2014	Ending Account Value June 30, 2014	Annualized Expense Ratio*	Expenses Paid During the Period Ended June 30, 2014**	Beginning Account Value January 1, 2014	Ending Account Value June 30, 2014	Annualized Expense Ratio*	Expenses Paid During the Period Ended June 30, 2014**
Voya Global Perspectives Portfolio
Class ADV	$1,000.00	$1,050.40	0.47%	$2.39	$1,000.00	$1,022.46	0.47%	$2.36
Class I	1,000.00	1,052.10	0.15	0.76	1,000.00	1,024.05	0.15	0.75
Class S	1,000.00	1,050.30	0.40	2.03	1,000.00	1,022.81	0.40	2.01
VY DFA World Equity Portfolio
Class ADV	$1,000.00	$1,059.50	0.87%	$4.44	$1,000.00	$1,020.48	0.87%	$4.36
Class I	1,000.00	1,062.70	0.27	1.38	1,000.00	1,023.46	0.27	1.35
Class S	1,000.00	1,062.00	0.52	2.66	1,000.00	1,022.22	0.52	2.61
VY Franklin Templeton Founding Strategy Portfolio
Class ADV	$1,000.00	$1,072.00	0.68%	$3.49	$1,000.00	$1,021.42	0.68%	$3.41
Class I	1,000.00	1,075.00	0.08	0.41	1,000.00	1,024.40	0.08	0.40
Class S	1,000.00	1,074.40	0.33	1.70	1,000.00	1,023.16	0.33	1.66

*	The annualized expense ratios do not include expenses of the underlying funds.
**	Expenses are equal to each Portfolio’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half-year.

4

Statements of Assets and Liabilities as of June 30, 2014 (Unaudited)

	Voya Global Perspectives Portfolio	VY DFA World Equity Portfolio	VY Franklin Templeton Founding Strategy Portfolio
ASSETS:
Investments in unaffiliated underlying funds at fair value*	$—	$199,737,174	$—
Investments in affiliated underlying funds at fair value**	220,019,437	—	995,736,829
Short-term investments at fair value***	—	691,406	—
Total investments at fair value	$220,019,437	$200,428,580	$995,736,829
Cash	45,981	4	—
Receivables:
Investment in affiliated underlying funds sold	364,324	—	596,950
Fund shares sold	1,112	28,481	302
Dividends	—	9	—
Foreign tax reclaims	—	421	—
Prepaid expenses	12	718	3,556
Reimbursement due from manager	11,294	17,778	—
Other assets	2,114	2,551	12,835
Total assets	220,444,274	200,478,542	996,350,472

LIABILITIES:
Payable for fund shares redeemed	364,297	140,689	594,633
Payable for investment management fees	18,043	40,876	—
Payable for administrative fees	18,043	16,350	40,943
Payable for distribution and shareholder service fees	54,021	41,744	208,052
Payable to trustees under the deferred compensation plan (Note 6)	2,114	2,551	12,835
Payable for trustee fees	696	966	4,800
Other accrued expenses and liabilities	130,134	32,194	95,224
Total liabilities	587,348	275,370	956,487
NET ASSETS	$219,856,926	$200,203,172	$995,393,985

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$209,261,676	$172,048,463	$795,051,842
Undistributed net investment income	1,335,675	4,236,770	19,849,857
Accumulated net realized gain (loss)	2,852,978	(30,127,840)	(151,644,802)
Net unrealized appreciation	6,406,597	54,045,779	332,137,088
NET ASSETS	$219,856,926	$200,203,172	$995,393,985

* Cost of investments in unaffiliated underlying funds	$—	$145,691,385	$—
** Cost of investments in affiliated underlying funds	$213,612,840	$—	$663,599,741
*** Cost of short-term investments	$—	$691,406	$—

See Accompanying Notes to Financial Statements

5

Statements of Assets and Liabilities as of June 30, 2014 (Unaudited) (continued)

	Voya Global Perspectives Portfolio	VY DFA World Equity Portfolio	VY Franklin Templeton Founding Strategy Portfolio
Class ADV
Net assets	$219,345,111	$5,019,017	$13,866,185
Shares authorized	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001
Shares outstanding	19,874,906	447,225	1,209,197
Net asset value and redemption price per share	$11.04	$11.22	$11.47

Class I
Net assets	$478,596	$3,793,813	$2,960,584
Shares authorized	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001
Shares outstanding	43,108	329,194	251,759
Net asset value and redemption price per share	$11.10	$11.52	$11.76

Class S
Net assets	$33,219	$191,390,342	$978,567,216
Shares authorized	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001
Shares outstanding	3,001	16,665,172	83,725,944
Net asset value and redemption price per share	$11.07	$11.48	$11.69

See Accompanying Notes to Financial Statements

6

Statements of Operations for the six months ended June 30, 2014 (Unaudited)

	Voya Global Perspectives Portfolio	VY DFA World Equity Portfolio	VY Franklin Templeton Founding Strategy Portfolio
INVESTMENT INCOME:
Dividends from affiliated underlying funds	$1,627,532	$—	$—
Dividends from unaffiliated underlying funds	—	1,761,426	—
Dividends	5	—	—
Total investment income	1,627,537	1,761,426	—

EXPENSES:
Investment management fees	71,113	239,489	—
Distribution and shareholder service fees:
Class ADV	516,215	18,245	45,810
Class S	40	229,669	1,171,496
Transfer agent fees	1,425	91	448
Administrative service fees	68,997	95,795	238,042
Shareholder reporting expense	14,855	3,801	29,503
Professional fees	12,391	11,403	52,031
Custody and accounting expense	5,402	6,697	34,125
Trustee fees	2,087	2,898	14,401
Offering expense	8,357	—	—
Miscellaneous expense	5,428	4,236	12,379
Interest expense	—	120	16
Total expenses	706,310	612,444	1,598,251
Net waived and reimbursed fees	(380,775)	(108,643)	(9,162)
Net expenses	325,535	503,801	1,589,089
Net investment income (loss)	1,302,002	1,257,625	(1,589,089)

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	83	—	—
Capital gain distributions from affiliated underlying funds	2,369,480	—	—
Sale of unaffiliated underlying funds	—	1,695,813	—
Foreign currency related transactions	68	—	—
Sale of affiliated underlying funds	449,376	—	12,513,095
Net realized gain	2,819,007	1,695,813	12,513,095
Net change in unrealized appreciation (depreciation) on:
Unaffiliated underlying funds	—	8,780,237	—
Affiliated underlying funds	6,099,775	—	58,028,779
Foreign currency related transactions	—	(2)	—
Net change in unrealized appreciation (depreciation)	6,099,775	8,780,235	58,028,779
Net realized and unrealized gain	8,918,782	10,476,048	70,541,874
Increase in net assets resulting from operations	$10,220,784	$11,733,673	$68,952,785

See Accompanying Notes to Financial Statements

7

Statements of Changes in Net Assets (Unaudited)

	Voya Global Perspectives Portfolio		VY DFA World Equity Portfolio
	Six Months Ended June 30, 2014	May 1, 2013(1) to December 31, 2013	Six Months Ended June 30, 2014	Year Ended December 31, 2013
FROM OPERATIONS:
Net investment income	$1,302,002	$45,913	$1,257,625	$2,883,664
Net realized gain	2,819,007	20,892	1,695,813	5,821,082
Net change in unrealized appreciation	6,099,775	388,342	8,780,235	31,281,200
Increase in net assets resulting from operations	10,220,784	455,147	11,733,673	39,985,946

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	—	—	(66,622)
Class I	—	—	—	(48,318)
Class S	—	—	—	(3,420,547)
Total distributions	—	—	—	(3,535,487)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	5,259,762	24,418,446	5,145,438	10,525,846
Proceeds from shares issued in merger (Note 13)	193,055,601	—	—	—
Reinvestment of distributions	—	—	—	3,535,487
	198,315,363	24,418,446	5,145,438	14,061,333
Cost of shares redeemed	(13,362,181)	(190,633)	(8,749,524)	(25,811,044)
Net increase (decrease) in net assets resulting from capital share transactions	184,953,182	24,227,813	(3,604,086)	(11,749,711)
Net increase in net assets	195,173,966	24,682,960	8,129,587	24,700,748

NET ASSETS:
Beginning of year or period	24,682,960	—	192,073,585	167,372,837
End of year or period	$219,856,926	$24,682,960	$200,203,172	$192,073,585
Undistributed net investment income at end of year or period	$1,335,675	$33,673	$4,236,770	$2,979,145

(1) Commencement of operations.

See Accompanying Notes to Financial Statements

8

Statements of Changes in Net Assets (Unaudited)

	VY Franklin Templeton Founding Strategy Portfolio
	Six Months Ended June 30, 2014	Year Ended December 31, 2013
FROM OPERATIONS:
Net investment income (loss)	$(1,589,089)	$21,451,236
Net realized gain	12,513,095	13,658,375
Net change in unrealized appreciation	58,028,779	151,576,400
Increase in net assets resulting from operations	68,952,785	186,686,011
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	(181,035)
Class I	—	(61,620)
Class S	—	(22,947,730)
Total distributions	—	(23,190,385)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	18,396,413	41,188,770
Reinvestment of distributions	—	23,190,385
	18,396,413	64,379,155
Cost of shares redeemed	(39,939,961)	(68,783,762)
Net decrease in net assets resulting from capital share transactions	(21,543,548)	(4,404,607)
Net increase in net assets	47,409,237	159,091,019

NET ASSETS:
Beginning of year or period	947,984,748	788,893,729
End of year or period	$995,393,985	$947,984,748
Undistributed net investment income at end of year or period	$19,849,857	$21,438,946

See Accompanying Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS (Unaudited)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss)
		From
		Investment																					Supplemental
		Operations				Less Distributions										Ratios to average net assets							Data
	Net asset value, beginning of year or period	Net Investment Income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income		From net realized gains	From return of capital	Total distributions		Payment by affiliate	Net asset value, end of year or period	Total Return (1)		Expenses before reductions/ additions(2) (3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)		Expense net of all reductions/ additions(2) (3)(4)		Net investment income (loss)(2)(3)		Net assets, end of year or period	Portfolio turnover rate
Year or
period ended	($)	($)		($)	($)	($)		($)	($)	($)		($)	($)	(%)		(%)	(%)		(%)		(%)		($000’s)	(%)
Voya Global Perspectives Portfolio
Class ADV
06-30-14	10.51	0.10	•	0.43	0.53	—		—	—	—		—	11.04	5.04		1.03	0.47		0.47		1.89		219,345	10
05-01-13(5) -
12-31-13	10.00	0.12	•	0.39	0.51	—		—	—	—		—	10.51	5.10		2.58	0.89		0.89		1.80		24,390	8
Class I
06-30-14	10.55	0.10	•	0.45	0.55	—		—	—	—		—	11.10	5.21		0.28	0.15		0.15		1.86		479	10
05-01-13(5) -
12-31-13	10.00	0.15	•	0.40	0.55	—		—	—	—		—	10.55	5.50		1.83	0.29		0.29		2.23		261	8
Class S
06-30-14	10.54	0.09	•	0.44	0.53	—		—	—	—		—	11.07	5.03		0.53	0.40		0.40		1.66		33	10
05-01-13(5) -
12-31-13	10.00	0.14		0.40	0.54	—		—	—	—		—	10.54	5.40		2.08	0.54		0.54		2.03		32	8
VY DFA World Equity Portfolio
Class ADV
06-30-14	10.59	0.05	•	0.58	0.63	—		—	—	—		—	11.22	5.95		1.13	0.87		0.87		1.00		5,019	1
12-31-13	8.67	0.14	•	1.96	2.10	0.18		—	—	0.18		—	10.59	24.51		1.12	0.87		0.87		1.50		4,691	4
12-31-12	7.53	0.16	•	1.14	1.30	0.16		—	—	0.16		—	8.67	17.59		1.14	0.86		0.86		1.96		2,421	5
12-31-11	8.52	0.15	•	(0.94)	(0.79)	0.20		—	—	0.20		—	7.53	(9.52)		1.16	0.82		0.82		1.80		1,797	10
12-31-10	7.01	0.27		1.40	1.67	0.16		—	—	0.16		—	8.52	24.21		1.21	0.88	†	0.88	†	3.45	†	769	132
12-31-09	5.78	0.11		1.09	1.20	0.00	*	—	—	0.00	*	0.03	7.01	21.28	††	1.27	0.99		0.99		1.88		1	128
Class I
06-30-14	10.84	0.09	•	0.59	0.68	—		—	—	—		—	11.52	6.27		0.38	0.27		0.27		1.61		3,794	1
12-31-13	8.85	0.18	•	2.03	2.21	0.22		—	—	0.22		—	10.84	25.25		0.37	0.27		0.27		1.89		2,898	4
12-31-12	7.68	0.23	•	1.14	1.37	0.20		—	—	0.20		—	8.85	18.23		0.39	0.26		0.26		2.80		2,073	5
12-31-11	8.64	0.21	•	(0.96)	(0.75)	0.21		—	—	0.21		—	7.68	(8.96)		0.41	0.18		0.18		2.48		1,237	10
12-31-10	7.05	0.30		1.45	1.75	0.16		—	—	0.16		—	8.64	25.22		0.46	0.13	†	0.13	†	3.78	†	813	132
12-31-09	5.78	0.15	•	1.09	1.24	0.00	*	—	—	0.00	*	0.03	7.05	21.98	††	0.52	0.39		0.39		2.39		333	128
Class S
06-30-14	10.81	0.07	•	0.60	0.67	—		—	—	—		—	11.48	6.20		0.63	0.52		0.52		1.32		191,390	1
12-31-13	8.83	0.16	•	2.02	2.18	0.20		—	—	0.20		—	10.81	24.90		0.62	0.52		0.52		1.61		184,485	4
12-31-12	7.66	0.18	•	1.17	1.35	0.18		—	—	0.18		—	8.83	17.89		0.64	0.51		0.51		2.12		162,879	5
12-31-11	8.62	0.15	•	(0.92)	(0.77)	0.19		—	—	0.19		—	7.66	(9.17)		0.66	0.43		0.43		1.73		158,642	10
12-31-10	7.04	0.18		1.54	1.72	0.14		—	—	0.14		—	8.62	24.84		0.71	0.38	†	0.38	†	2.66	†	224,492	132
12-31-09	5.78	0.14		1.09	1.23	0.00	*	—	—	0.00	*	0.03	7.04	21.80	††	0.77	0.64		0.64		2.29		155,803	128

See Accompanying Notes to Financial Statements

10

FINANCIAL HIGHLIGHTS (Unaudited) (continued)

		Income (loss)
		From
		Investment															Supplemental
		Operations				Less Distributions							Ratios to average net assets				Data
	Net asset value, beginning of year or period	Net Investment Income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return (1)	Expenses before reductions/ additions(2) (3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expense net of all reductions/ additions(2) (3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or
period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
VY Franklin Templeton Founding Strategy Portfolio
Class ADV
06-30-14	10.70	(0.04	)•	0.81	0.77	—	—	—	—	—	11.47	7.20	0.83	0.68	0.68	(0.68)	13,866	4
12-31-13	8.88	0.19	•	1.88	2.07	0.25	—	—	0.25	—	10.70	23.60	0.83	0.68	0.68	1.90	11,142	11
12-31-12	7.96	0.23	•	1.00	1.23	0.31	—	—	0.31	—	8.88	15.80	0.84	0.69	0.69	2.67	5,202	11
12-31-11	8.30	0.27	•	(0.41)	(0.14)	0.20	—	—	0.20	—	7.96	(1.81)	0.84	0.69	0.69	3.30	4,289	11
12-31-10	7.74	0.18	•	0.60	0.78	0.22	—	—	0.22	—	8.30	10.40	0.83	0.68	0.68	2.26	2,652	10
12-31-09	6.19	0.17	•	1.63	1.80	0.15	0.10	—	0.25	—	7.74	29.82	0.84	0.69	0.69	2.61	1	14
Class I
06-30-14	10.94	(0.00	)*•	0.82	0.82	—	—	—	—	—	11.76	7.50	0.08	0.08	0.08	(0.08)	2,961	4
12-31-13	9.05	0.27	•	1.91	2.18	0.29	—	—	0.29	—	10.94	24.42	0.08	0.08	0.08	2.66	2,530	11
12-31-12	8.11	0.24	•	1.05	1.29	0.35	—	—	0.35	—	9.05	16.29	0.09	0.09	0.09	2.79	1,838	11
12-31-11	8.41	0.46	•	(0.54)	(0.08)	0.22	—	—	0.22	—	8.11	(1.15)	0.09	0.09	0.09	5.44	1,564	11
12-31-10	7.80	0.15	•	0.68	0.83	0.22	—	—	0.22	—	8.41	10.97	0.08	0.08	0.08	1.96	1,838	10
12-31-09	6.26	0.20	•	1.66	1.86	0.22	0.10	—	0.32	—	7.80	30.63	0.09	0.09	0.09	3.02	4,335	14
Class S
06-30-14	10.88	(0.02	)•	0.83	0.81	—	—	—	—	—	11.69	7.44	0.33	0.33	0.33	(0.33)	978,567	4
12-31-13	9.01	0.25	•	1.89	2.14	0.27	—	—	0.27	—	10.88	24.02	0.33	0.33	0.33	2.46	934,313	11
12-31-12	8.07	0.25	•	1.01	1.26	0.32	—	—	0.32	—	9.01	16.05	0.34	0.34	0.34	2.97	781,854	11
12-31-11	8.37	0.29	•	(0.40)	(0.11)	0.19	—	—	0.19	—	8.07	(1.40)	0.34	0.34	0.34	3.44	759,652	11
12-31-10	7.76	0.19		0.62	0.81	0.20	—	—	0.20	—	8.37	10.77	0.33	0.33	0.33	2.29	873,001	10
12-31-09	6.23	0.19		1.64	1.83	0.20	0.10	—	0.30	—	7.76	30.30	0.34	0.34	0.34	2.88	864,254	14

(1)	Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(2)	Annualized for periods less than one year.
(3)	Ratios reflect operating expenses of a Portfolio. Expenses before reductions/additions do not reflect amounts reimbursed by an Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Portfolio during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by an Investment Adviser and/or Distributor but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Portfolio. Net investment income (loss) is net of all such additions or reductions.
(4)	Ratios do not include expenses of underlying funds and do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.
(5)	Commencement of operations.
•	Calculated using average number of shares outstanding throughout the period.
*	Amount is less than $0.005 or 0.005% or more than $(0.005) or (0.005)%.
†	Impact of waiving the advisory fee for the ING Institutional Prime Money Market Fund holding has less than 0.005% impact on the expense ratio and net investment income or loss ratio.
††	Excluding a payment by affiliate in 2009, ING DFA World Equity Portfolio total return would have been 20.80%, 21.50% and 21.31% for Class ADV, Class I and Class S, respectively.

See Accompanying Notes to Financial Statements

11

NOTES TO FINANCIAL STATEMENTS as of June 30, 2014 (Unaudited)

NOTE 1 — ORGANIZATION

Voya Investors Trust (formerly, ING Investors Trust) (the “Trust”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”) as an open-end management investment company. The Trust was organized as a Massachusetts business trust on August 3, 1988. The Trust currently consists of thirty four active separate investment series. The three series (each, a “Portfolio” and collectively, the “Portfolios”)included in this report are: Voya Global Perspectives Portfolio (“Global Perspectives”), VY DFA World Equity Portfolio (“DFA World Equity”) and VY Franklin Templeton Founding Strategy Portfolio (“Franklin Templeton Founding Strategy”), each a diversified series of the Trust.

Each Portfolio offers three classes of shares: Adviser (“Class ADV”), Institutional (“Class I”) and Service (“Class S”). The separate classes of shares differ principally in distribution fees, shareholder servicing fees and transfer agency fees. Generally, shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of a portfolio and earn income and realized gains/losses from a portfolio pro rata based on the average daily net assets of each class, without distinction between share classes. Expenses that are specific to a portfolio or a class are charged directly to that portfolio or class. Other operating expenses shared by several portfolios are generally allocated among those portfolios based on average net assets. Distributions are determined separately for each class based on income and expenses allocated to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder service fees, if applicable.

Directed Services LLC (“DSL”), a Delaware limited liability company, serves as the investment adviser to DFA World Equity and Franklin Templeton Founding Strategy. Voya Investments, LLC (formerly, ING Investments, LLC) (“Voya Investments”), an Arizona limited liability company, serves as the investment adviser to Global Perspectives. DSL and Voya Investments are collectively referred to as the “Investment Advisers.” Voya Investment Management Co. LLC (formerly, ING Investment Management Co. LLC) (“Voya IM”), a Delaware limited liability company, serves as the sub-adviser to Global Perspectives. Voya Funds Services, LLC (formerly, ING Funds Services, LLC) (“VFS” or the “Administrator”), a Delaware limited liability company, serves as the Administrator to the Portfolios. Voya Investments Distributor, LLC (formerly, ING Investments Distributor, LLC) (“VID” or the “Distributor”), a

Delaware limited liability company, serves as the principal underwriter to the Portfolios.

Global Perspectives seeks to achieve its investment objective by investing in affiliated investment companies that, in turn, invest directly in a wide range of portfolio securities (i.e., stocks and bonds).

DFA World Equity seeks to achieve its investment objectives by investing in unaffiliated investment companies advised by Dimensional Fund Advisors LP that, in turn, invest directly in a wide range of portfolio securities (i.e., stocks and bonds).

Franklin Templeton Founding Strategy seeks to achieve its investment objective by investing in affiliated investment companies sub-advised by Franklin Advisers, Inc., Franklin Mutual Advisers, LLC or its affiliate Templeton Global Advisors Limited that, in turn, invest directly in a wide range of portfolio securities (i.e., stocks and bonds).

The investment objective of the Portfolios is described in each Portfolio’s Prospectus.

The investment companies in which the Portfolios invest are collectively referred to as the “Underlying Funds.”

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Portfolios in the preparation of their financial statements. Such policies are in conformity with U.S. generally accepted accounting principles (“GAAP”) for investment companies.

A. Security Valuation. All investments in Underlying Funds and securities are recorded at their estimated fair value, as described below. U.S. GAAP defines fair value as the price the Portfolios would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation of the Portfolios’ investments in Underlying Funds is based on the net asset value (“NAV”) of the Underlying Funds each business day. In general, assets of the Underlying Funds are valued based on actual or estimated market value, with special provisions for assets not having readily available market quotations and short-term debt securities, and for situations where market quotations are deemed unreliable.

Investments in securities held in the Portfolios or the Underlying Funds of sufficient credit quality maturing in 60 days or less are valued at amortized cost which generally approximates fair value. Securities prices may be obtained from independent pricing services. Investments in equity securities held by the Portfolios or the Underlying Funds and traded on a national securities exchange are valued at the official closing price when available or, for certain

12

NOTES TO FINANCIAL STATEMENTS as of June 30, 2014 (Unaudited) (continued)

 NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

markets, the last reported sale price on each valuation day. Securities traded on an exchange for which there has been no sale and securities traded in the over-the-counter-market are valued at the mean between the last reported bid and ask prices on each valuation day. All investments quoted in foreign currencies are valued daily in U.S. dollars on the basis of the foreign currency exchange rates prevailing at that time. Debt securities are valued at prices obtained from independent services or from one or more dealers making markets in the securities and may be adjusted based on the Portfolios’ Valuation Procedures. U.S. government obligations are valued by using market quotations or independent pricing services that use prices provided by market-makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. Investments in open-end mutual funds are valued at the NAV.

Securities and assets for which market quotations are not readily available (which may include certain restricted securities, which are subject to limitations as to their sale) are valued at their fair values, as defined in the 1940 Act, and as determined in good faith by or under the supervision of the Portfolio’s Board of Trustees (“Board”), in accordance with methods that are specifically authorized by the Board. Securities traded on exchanges, including foreign exchanges, which close earlier than the time that the Portfolio calculates its NAV may also be valued at their fair values, as defined by the 1940 Act, and as determined in good faith by or under the supervision of the Board, in accordance with methods that are specifically authorized by the Board. All such fair valuations are made in accordance with valuation procedures of the Portfolio (the “Valuation Procedures”) which have been approved by the Board. The valuation techniques applied in any specific instance are set forth in the Valuation Procedures and may vary from case to case. With respect to a restricted security, for example, consideration is generally given to the cost of the investment, the market value of any unrestricted securities of the same class at the time of valuation, the potential expiration of restrictions on the security, the existence of any registration rights, the costs to the Portfolio related to registration of the security, as well as factors relevant to the issuer itself. Consideration may also be given to the price and extent of any public trading in similar securities of the issuer or comparable companies’ securities.

Each investment asset or liability of the Portfolios is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and unobservable inputs, including the sub-adviser’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality which are valued at amortized cost, which approximates fair value, are generally considered to be Level 2 securities under applicable accounting rules. Each Portfolio classifies each of its investments in the Underlying Funds as Level 1, without consideration as to the classification level of the specific investments held by the Underlying Funds. A table summarizing the Portfolios’ investments under these levels of classification is included following each Portfolio of Investments.

The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to the “Pricing Committee” as established by the Portfolios’ Administrator. The Pricing Committee considers all facts they deem relevant that are reasonably available, through either public information or information available to the Investment Advisers or sub-advisers, when determining the fair value of the security. In the event that a security or asset cannot be valued pursuant to one of the valuation methods established by the Board, the fair value of the security or asset will be determined in good faith by the Pricing Committee. When a Portfolio uses these fair valuation methods that use significant unobservable inputs to determine its NAV, securities will be priced by a method that the Pricing Committee believes accurately reflects fair value and are categorized as Level 3 of the fair value hierarchy. The methodologies used for valuing securities are not necessarily an indication of the risks of investing in those securities valued in good faith at fair value nor can it be assured a Portfolio can obtain the fair value assigned to a security if they were to sell the security.

To assess the continuing appropriateness of security valuations, the Pricing Committee may compare prior day prices, prices on comparable securities, and traded prices to the prior or current day prices and the Pricing Committee challenges those prices exceeding certain tolerance levels with the independent pricing service or broker source. For those securities valued in good faith at fair value, the Pricing Committee reviews and affirms the reasonableness of the valuation on a regular basis after considering all relevant information that is reasonably available.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to

13

NOTES TO FINANCIAL STATEMENTS as of June 30, 2014 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The end of period timing recognition is used for the transfers between Levels of a Portfolio’s assets and liabilities. A reconciliation of Level 3 investments is presented only when a Portfolio has a significant amount of Level 3 investments.

For the six months ended June 30, 2014, there have been no significant changes to the fair valuation methodologies.

B. Security Transactions and Revenue Recognition. Security transactions are accounted for on the trade date. Dividend income received from the Underlying Funds is recognized on the ex-dividend date and is recorded as income distributions in the Statements of Operations. Capital gain distributions received from the Underlying Funds are recognized on the ex-dividend date and are recorded on the Statements of Operations as such. Costs used in determining realized gains and losses on the sales of investment securities are on the basis of specific identification.

C. Distributions to Shareholders. Each Portfolio records distributions to its shareholders on the ex-dividend date. Each Portfolio declares and pays dividends and capital gains, if any, annually. Each Portfolio may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from U.S. GAAP for investment companies.

D. Federal Income Taxes. It is the policy of the Portfolios to comply with subchapter M of the Internal Revenue Code and related excise tax provisions applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, no federal income tax provision is required. Management has considered the sustainability of the Portfolios’ tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until any capital loss carryforwards have been fully utilized or expired.

E. Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

F. Offering Costs. Costs incurred with the offering of shares of a Portfolio are deferred and amortized over a twelve month period on a straight-line basis starting at the commencement of operations.

G. Indemnifications. In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated; however, based on experience, management considers the risk of loss from such claims remote.

NOTE 3 — INVESTMENTS IN UNDERLYING FUNDS

For the six months ended June 30, 2014, the cost of purchases and the proceeds from the sales of the Underlying Funds were as follows:

	Purchases	Sales
Global Perspectives	$13,126,997	$18,543,751
DFA World Equity	1,761,351	5,753,000
Franklin Templeton Founding Strategy	34,188,692	57,390,208

NOTE 4 — INVESTMENT MANAGEMENT AND ADMINISTRATIVE FEES

Global Perspectives has entered into an investment management agreement (“Investment Management Agreement”) with Voya Investments. The Investment Management Agreement compensates Voya Investments with a fee, computed daily and payable monthly, based on: 0.10% of average daily net assets invested in affiliated Underlying Funds and 0.30% of average daily net assets invested in unaffiliated Underlying Funds and/or other direct investments.

DFA World Equity and Franklin Templeton Founding Strategy have entered into an Investment Management Agreement with DSL. The Investment Management Agreement compensates DSL with a fee, computed daily and payable monthly, based on the average daily net assets of each Portfolio. DFA World Equity pays DSL a fee of 0.25% of its average daily net assets. Franklin Templeton Founding Strategy does not pay DSL an advisory fee.

VFS acts as administrator and provides certain administrative and shareholder services necessary for the Portfolios’ operations and is responsible for the supervision of other service providers. For its services, VFS receives compensation in the amount equal to 0.10%, 0.10% and 0.05% of the average daily net assets of Global

14

NOTES TO FINANCIAL STATEMENTS as of June 30, 2014 (Unaudited) (continued)

NOTE 4 — INVESTMENT MANAGEMENT AND ADMINISTRATIVE FEES (continued)

Perspectives, DFA World Equity and Franklin Templeton Founding Strategy, respectively.

NOTE 5 — DISTRIBUTION AND SERVICE FEES

The Trust has entered into a Shareholder Service Plan (the “Agreement”) for the Class S shares of the Portfolios. The Agreement compensates the Distributor for the provision of shareholder services and/or account maintenance services to direct or indirect beneficial owners of Class S. Under the Agreement, each Portfolio makes payments to the Distributor at an annual rate of 0.25% of the Portfolio’s average daily net assets attributable to Class S.

Class ADV has a Rule 12b-1 Shareholder Service and Distribution Plan. Class ADV shares pay a shareholder service fee of 0.25% and a distribution fee of 0.50% of each Portfolio’s average daily net assets attributable to Class ADV shares. The Distributor has contractually agreed to waive a portion of the distribution fee equal to 0.15% of each Portfolio’s average daily net assets attributable to the distribution fee paid by Class ADV shares of each Portfolio, so that the actual fee paid by Class ADV shares is an annual rate of 0.35%. Effective March 14, 2014, the Distributor has agreed to further waive a portion of the distribution fee by 0.30% for Class ADV shares of Global Perspectives. Termination or modification of these contractual waivers requires approval by the Board. There is no guarantee that these waivers will continue.

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

At June 30, 2014, the following direct or indirect, wholly-owned subsidiary of Voya Financial, Inc. (formerly, ING U.S. Inc.) owned more than 5% of the following Portfolios:

Subsidiary	Portfolios	Percentage
ING USA Annuity and	Global Perspectives	98.77%
Life Insurance Company	DFA World Equity	94.38
	Franklin Templeton Founding Strategy	96.71

Control is defined by the 1940 Act as the beneficial ownership, either directly or through one or more controlled companies, of more than 25% of the voting securities of a company. The 1940 Act defines affiliates as companies that are under common control. Investment activities of these shareholders could have a material impact on the Portfolios. Therefore, because the Portfolios have a common owner that owns over 25% of the outstanding securities of the Portfolios, they are deemed to be affiliates of each other. Investment activities of these shareholders could have a material impact on the Portfolios.

The Portfolios have adopted a Deferred Compensation Plan (the “Plan”), which allows eligible non-affiliated trustees, as described in the Plan, to defer the receipt of all or a portion of the trustees’ fees that they are entitled to receive from the Portfolios. For purposes of determining the amount owed to the trustee under the Plan, the amounts deferred are invested in shares of the “notional” funds selected by the trustee. The Portfolios purchase shares of the “notional” funds, which are all advised by Voya Investments, in amounts equal to the trustees’ deferred fees, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of “Other assets” on the Statement of Assets and Liabilities. Deferral of trustees’ fees under the Plan will not affect net assets of the Portfolios, and will not materially affect the Portfolios’ assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the Plan.

NOTE 7 — LINE OF CREDIT

Global Perspectives and DFA World Equity, in addition to certain other funds managed by the Investment Advisers, have entered into an unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York Mellon for an aggregate amount of $200,000,000. The proceeds may be used to: (1) temporarily finance the purchase and sale of securities; and (2) finance the redemption of shares of an investor in the funds. The funds to which the line of credit is available pay a commitment fee equal to 0.07% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. Prior to May 23, 2014, the funds to which the Credit Agreement is available paid a commitment fee equal to 0.08% per annum on the daily unused portion of the committed line amount payable quarterly in arrears.

Generally, borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.

The Portfolios utilized the line of credit during the six months ended June 30, 2014 as follows:

Portfolio	Days Utilized	Approximate Average Daily Balance For Days Utilized	Approximate Weighted Average Interest Rate For Days Utilized
DFA World Equity	1	$1,046,000	1.08%

15

NOTES TO FINANCIAL STATEMENTS as of June 30, 2014 (Unaudited) (continued)

NOTE 8 — OTHER ACCRUED EXPENSES & LIABILITIES

At June 30, 2014, the following Portfolio had the below payable included in Other Accrued Expenses and Liabilities on the Statements of Assets and Liabilities that exceeded 5% of total liabilities:

Portfolio	Accrued Expenses	Amount
Global Perspectives	Proxy and Solicitation Costs	$49,757
DFA World Equity	Shareholder Reporting	16,974

NOTE 9 — EXPENSE LIMITATION AGREEMENTS

DSL and Voya Investments have agreed to limit expenses, excluding interest, taxes, brokerage commissions, and extraordinary expenses to the levels listed below:

Portfolio	Class ADV	Class I	Class S
Global Perspectives(1)(2)	1.55%	0.95%	1.20%
DFA World Equity(3)(4)	1.05%	0.45%	0.70%
Franklin Templeton Founding Strategy(3)(5)	0.74%	0.14%	0.39%

(1)	For Global Perspectives, the operating expense limits shown take into account the operating expenses incurred at the Underlying Fund level. The amount of fees and expenses of an Underlying Fund borne by each Portfolio will vary based on the Portfolio’s allocation of assets to, and the net expenses of, a particular Underlying Fund.

(2)	For Global Perspectives, effective March 14, 2014, pursuant to a side letter, the total expense limits including the operating expenses incurred at the Underlying Fund level are 1.09%, 0.83% and 1.08% for Class ADV, Class I, and Class S shares respectively. The side letter will continue through May 1, 2016 unless: (i) the Board approves a modification or termination of the side letter agreement; or (ii) the Investment Management Agreement or the expense limitation agreement has been terminated.

(3)	The operating expense limits apply only at the Portfolio level and do not limit the fees payable by the Underlying Funds in which the Portfolio invests.

(4)	For DFA World Equity, pursuant to a side letter, the total expense limits including the operating expenses incurred at the Underlying

Fund level are 1.21%, 0.61% and 0.86% for Class ADV, Class I, and Class S shares respectively. Amounts waived pursuant to this side letter are not eligible for recoupment. The side letter will continue through May 1, 2015 unless: (i) the Board approves a modification or termination of the side letter agreement; or (ii) the Investment Management Agreement or the expense limitation agreement has been terminated.

(5)	For Franklin Templeton Founding Strategy, the total expense limits including the operating expenses incurred at the Underlying Fund level are 1.50%, 0.90% and 1.15% for Class ADV, Class I and Class S shares, respectively.

Except as otherwise noted above, the Investment Advisers may at a later date recoup from each Portfolio management fees waived and other expenses assumed by the Investment Advisers during the previous 36 months, but only if, after such recoupment, the Portfolio’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Advisers of such waived and reimbursed fees are reflected on the accompanying Statements of Operations. Amounts payable by the Investment Advisers are reflected on the accompanying Statements of Assets and Liabilities.

As of June 30, 2014, the amounts of waived and reimbursed fees that are subject to possible recoupment by the Investment Advisers and the related expiration dates are as follows:

	June 30,
	2015	2016	2017	Total
Global Perspectives	$—	6,459	118,102	124,561

The expense limitation agreements are contractual through May 1, 2015 and shall renew automatically for one-year terms unless: (i) DSL or Voya Investments provides 90 days written notice of its termination and such termination is approved by the Board; or (ii) the Investment Management Agreement has been terminated.

NOTE 10 — CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Global Perspectives
Class ADV
6/30/2014	465,659	18,334,406	—	(1,245,066)	17,554,999	5,010,381	193,055,601	—	(13,312,292)	184,753,690
5/1/2013(1)- 12/31/2013	2,337,475	—	—	(17,568)	2,319,907	24,127,183	—	—	(180,520)	23,946,663
Class I
6/30/2014	23,031	—	—	(4,676)	18,355	249,381	—	—	(49,889)	199,492
5/1/2013(1)- 12/31/2013	25,729	—	—	(976)	24,753	261,253	—	—	(10,113)	251,140

16

NOTES TO FINANCIAL STATEMENTS as of June 30, 2014 (Unaudited) (continued)

 NOTE 10 — CAPITAL SHARES (continued)

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Global Perspectives (continued)
Class S
6/30/2014	—	—	—	—	—	—	—	—	—	—
5/1/2013(1)- 12/31/2013	3,001	—	—	—	3,001	30,010	—	—	—	30,010
DFA World Equity
Class ADV
6/30/2014	64,643	—	—	(60,535)	4,108	693,628	—	—	(659,770)	33,858
12/31/2013	203,862	—	7,028	(47,040)	163,850	1,962,258	—	66,622	(458,761)	1,570,119
Class I
6/30/2014	81,920	—	—	(20,099)	61,821	920,986	—	—	(219,115)	701,871
12/31/2013	138,683	—	4,991	(110,540)	33,134	1,356,207	—	48,318	(1,083,294)	321,231
Class S
6/30/2014	325,386	—	—	(720,628)	(395,242)	3,530,824	—	—	(7,870,639)	(4,339,815)
12/31/2013	726,730	—	353,728	(2,461,322)	(1,380,864)	7,207,381	—	3,420,547	(24,268,989)	(13,641,061)
Franklin Templeton Founding Strategy
Class ADV
6/30/2014	222,174	—	—	(54,659)	167,515	2,433,979	—	—	(601,917)	1,832,062
12/31/2013	660,546	—	18,568	(223,420)	455,694	6,450,179	—	181,035	(2,140,612)	4,490,602
Class I
6/30/2014	34,196	—	—	(13,817)	20,379	381,828	—	—	(155,726)	226,102
12/31/2013	86,613	—	6,199	(64,452)	28,360	876,755	—	61,620	(660,491)	277,884
Class S
6/30/2014	1,389,655	—	—	(3,518,724)	(2,129,069)	15,580,606	—	—	(39,182,318)	(23,601,712)
12/31/2013	3,411,291	—	2,315,614	(6,615,331)	(888,426)	33,861,836	—	22,947,730	(65,982,659)	(9,173,093)

(1)	Commencement of operations.

NOTE 11 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, foreign currency transactions, and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital.

Dividends paid by the Portfolios from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

No dividends or distributions were made during the six months ended June 30, 2014. The tax composition of dividends and distributions to shareholders during the year ended December 31, 2013 was as follows:

Ordinary Income
DFA World Equity	$3,535,487
Franklin Templeton Founding Strategy	23,190,385

17

NOTES TO FINANCIAL STATEMENTS as of June 30, 2014 (Unaudited) (continued)

 NOTE 11 — FEDERAL INCOME TAXES (continued)

The tax-basis components of distributable earnings and the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of December 31, 2013 are detailed below. The Regulated Investment Company Modernization Act of 2010 (the “Act”) provides an unlimited carryforward period for newly generated capital losses. Under the Act, there may be a greater likelihood that all or a portion of the Portfolios’ pre-enactment capital loss carryforwards may expire without being utilized due to the fact that post-enactment capital losses are required to be utilized before pre-enactment capital loss carryforwards.

	Undistributed	Undistributed	Unrealized
	Ordinary	Long-term	Appreciation/	Capital Loss Carryforwards
	Income	Capital Gains	(Depreciation)	Amount	Character	Expiration
Global Perspectives	$70,511	$1,083	$392,928	$—	—	—
DFA World Equity	2,981,272	—	44,609,508	(31,167,617)	ST	2016
Franklin Templeton Founding Strategy	21,449,563	—	166,259,417	(18,260,768)	ST	2017
				(22,486,704)	ST	2018
				(15,561,533)	LT	None
				$(56,309,005)

The Portfolios’ major tax jurisdictions are U.S. federal, Arizona, and Massachusetts. The earliest tax year that remains subject to examination by these jurisdictions is 2009.

As of June 30, 2014, no provision for income tax is required in the Portfolios’ financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Portfolios’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue.

NOTE 12 — CONCENTRATION OF INVESTMENT RISKS

All mutual funds involve risk — some more than others — and there is always the chance that you could lose money or not earn as much as you hope. A Portfolio’s risk profile is largely a factor of the principal securities in which it invests and investment techniques that it uses. For more information regarding the types of securities and investment techniques that may be used by the Portfolios and their corresponding risks, see the Portfolios’ most recent Prospectus and/or the Statement of Additional Information.

The Portfolios are also affected by other kinds of risks, depending on the types of securities held or strategies used by an Underlying Fund.

Asset Allocation. Assets will be allocated among Underlying Funds and markets based on judgments by the Investment Advisers or sub-advisers. There is a risk that the Portfolios may allocate assets to an Underlying Fund or market that underperforms other funds or asset classes.

Foreign Investments and/or Developing and Emerging Markets. There are certain risks in owning foreign (non-U.S.) securities, including those resulting from: fluctuations in currency exchange rates; devaluation of currencies; political or economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions; reduced availability of public information concerning issuers; accounting, auditing and financial reporting standards or other regulatory practices and requirements that are not uniform when compared to those applicable to domestic companies; settlement and clearance procedures in some countries that may not be reliable and can result in delays in settlement; higher transaction and custody expenses than for domestic securities; and limitations on foreign ownership of equity securities. Also, securities of many foreign companies may be less liquid and the prices more volatile than those of domestic companies. Foreign investment risks may be greater in developing and emerging markets than in developed markets.

NOTE 13 — REORGANIZATIONS

On March 14, 2014, Global Perspectives (“Acquiring Portfolio”) acquired all of the net assets of ING American Funds World Allocation Portfolio (“Acquired Portfolio”), an open-end investment company in a tax-free reorganization in exchange for shares of the Acquiring Portfolio, pursuant to a plan of reorganization approved by the shareholders of the Acquired Portfolio on February 27, 2014. The purposes of the transaction were to combine two portfolios with comparable investment objectives and policies and to lower the net expense ratio for shareholders of the Acquired Portfolio. For financial reporting purposes, assets received and shares issued by the Acquiring Portfolio were

18

NOTES TO FINANCIAL STATEMENTS as of June 30, 2014 (Unaudited) (continued)

 NOTE 13 — REORGANIZATIONS (continued)

recorded at fair value; however, the cost basis of the investments received from the Acquired Portfolio were carried forward to align ongoing reporting of the Acquiring Portfolio’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

Assuming the acquisition had been completed on January 1, 2014, the beginning of the annual reporting period of the Acquiring Portfolio, the Acquiring Portfolio’s pro forma results of operations for the period ended June 30, 2014, are as follows:

Net investment income	$1,035,325
Net realized and unrealized gain on investments	$8,376,655
Net increase in net assets resulting from operations	$9,411,980

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Portfolio that have been included in the Acquiring Portfolio’s statement of operations since March 14, 2014. Net assets and unrealized appreciation or depreciation as of the reorganization date were as follows:

Total Net Assets of Acquired Portfolio (000s)	Total Net Assets of Acquiring Portfolio (000s)	Acquired Portfolio’s Capital Loss Carryforwards (000s)	Acquired Portfolio’s Unrealized Depreciation (000s)	Portfolios’ Conversion Ratio
$193,056	$25,104	$—	$(81,520)	0.9423

The net assets of the Acquiring Portfolio after the acquisition were $218,160,194.

NOTE 14 — RESTRUCTURING PLAN

In October 2009, ING Groep N.V. (“ING Groep”) submitted a restructuring plan (the “Restructuring Plan”) to the European Commission in order to receive approval for state aid granted to ING Groep by the Kingdom of the Netherlands in November 2008 and March 2009. To receive approval for this state aid, ING Groep was required to divest its insurance and investment management businesses, including Voya Financial, Inc., before the end of 2013. In November 2012, the Restructuring Plan was amended to permit ING Groep additional time to complete the divestment. Pursuant to the amended Restructuring Plan, ING Groep must divest at least 25% of Voya Financial, Inc. by the end of 2013, more than 50% by the end of 2014, and the remaining interest by the end of 2016 (such divestment, the “Separation Plan”).

In May 2013, Voya Financial, Inc. conducted an initial public offering of Voya Financial, Inc. common stock (the “IPO”). In October 2013, ING Groep divested additional shares in a secondary offering of common stock of Voya

Financial, Inc. In March 2014, ING Groep divested additional shares, reducing its ownership interest in Voya Financial, Inc. below 50%. Voya Financial, Inc. did not receive any proceeds from these offerings.

ING Groep has stated that it intends to sell its remaining interest in Voya Financial, Inc. over time. While the base case for the remainder of the Separation Plan is the divestment of ING Groep’s remaining interest in one or more broadly distributed offerings, all options remain open and it is possible that ING Groep’s divestment of its remaining interest in Voya Financial, Inc. may take place by means of a sale to a single buyer or group of buyers.

It is anticipated that one or more of the transactions contemplated by the Separation Plan would result in the automatic termination of the existing investment advisory and sub-advisory agreements under which the Investment Advisers and sub-adviser provide services to the Portfolios. In order to ensure that the existing investment advisory and sub-advisory services can continue uninterrupted, the Board approved new advisory and sub-advisory agreements for the Portfolios, as applicable, in connection with the IPO. Shareholders of each Portfolio approved the new investment advisory and sub-advisory agreements prompted by the IPO, as well as any future advisory and sub-advisory agreements prompted by the Separation Plan that are approved by the Board and whose terms are not materially different from the current agreements. This means that shareholders may not have another opportunity to vote on a new agreement with the Investment Advisers or an affiliated sub-adviser even if they undergo a change of control, as long as no single person or group of persons acting together gains “control” (as defined in the 1940 Act) of Voya Financial, Inc.

The Separation Plan, whether implemented through public offerings or other means, may be disruptive to the businesses of Voya Financial, Inc. and its subsidiaries, including the Investment Advisers and affiliated entities that provide services to the Portfolios, and may cause, among other things, interruption of business operations or services, diversion of management’s attention from day-to-day operations, reduced access to capital, and loss of key employees or customers. The completion of the Separation Plan is expected to result in the Investment Advisers’ loss of access to the resources of ING Groep, which could adversely affect its business. Since a portion of the shares of Voya Financial, Inc., as a standalone entity, are publicly held, it is subject to the reporting requirements of the Securities Exchange Act of 1934 as well as other U.S. government and state regulations, and subject to the risk of changing regulation.

The Separation Plan may be implemented in phases. During the time that ING Groep retains a significant interest

19

NOTES TO FINANCIAL STATEMENTS as of June 30, 2014 (Unaudited) (continued)

NOTE 14 — RESTRUCTURING PLAN (continued)

in Voya Financial, Inc., circumstances affecting ING Groep, including restrictions or requirements imposed on ING Groep by European and other authorities, may also affect Voya Financial, Inc. A failure to complete the Separation Plan could create uncertainty about the nature of the relationship between Voya Financial, Inc. and ING Groep, and could adversely affect Voya Financial, Inc. and the Investment Advisers and their affiliates. Currently, the Investment Advisers and their affiliates do not anticipate that the Separation Plan will have a material adverse impact on their operations or the Portfolios and their operations.

NOTE 15 — SUBSEQUENT EVENTS

Dividends: Subsequent to June 30, 2014, the Portfolios declared dividends and distributions of:

	PER SHARE AMOUNTS
	Net Investment Income	Short-term Capital Gains	Long-term Capital Gains	Payable Date	Record Date
Global Perspectives
Class ADV	$0.0022	$0.0015	$0.0001	July 15, 2014	July 11, 2014
Class I	$0.0027	$0.0015	$0.0001	July 15, 2014	July 11, 2014
Class S	$—	$0.0015	$0.0001	July 15, 2014	July 11, 2014
DFA World Equity
Class ADV	$0.1510	$—	$—	July 15, 2014	July 11, 2014
Class I	$0.1972	$—	$—	July 15, 2014	July 11, 2014
Class S	$0.1712	$—	$—	July 15, 2014	July 11, 2014
Franklin Templeton Founding Strategy
Class ADV	$0.2400	$—	$—	July 15, 2014	July 11, 2014
Class I	$0.2782	$—	$—	July 15, 2014	July 11, 2014
Class S	$0.2524	$—	$—	July 15, 2014	July 11, 2014

The Portfolios have evaluated events occurring after the Statements of Assets and Liabilities date (subsequent events) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

20

PORTFOLIO OF INVESTMENTS
Voya Global Perspectives Portfolio	as of June 30, 2014 (Unaudited)

Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: 100.1%
	Affiliated Investment Companies: 100.1%
1,927,375	Voya Emerging Markets Index Portfolio - Class I	$22,415,370	10.2
1,925,630	Voya Global Bond Fund - Class R6	21,547,801	9.8
2,468,375	Voya GNMA Income Fund - Class I	21,548,914	9.8
660,360	Voya Growth and Income Portfolio - Class I	22,359,790	10.2
2,014,260	Voya High Yield Portfolio - Class I	21,653,292	9.9
2,093,918	Voya International Index Portfolio - Class I	21,818,621	9.9
1,318,768	Voya MidCap Opportunities Portfolio - Class I	22,260,804	10.1

Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: (continued)
	Affiliated Investment Companies (continued)
991,120	Voya Small Company Portfolio - Class I	$22,429,039	10.2
2,009,720	Voya U.S. Bond Index Portfolio - Class I	21,544,202	9.8
1,831,968	VY Clarion Global Real Estate Portfolio - Class I	22,441,604	10.2
	Total Mutual Funds (Cost $213,612,840)	220,019,437	100.1
	Liabilities in Excess of Other Assets	(162,511)	(0.1)
	Net Assets	$219,856,926	100.0

Cost for federal income tax purposes is $213,669,950.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$8,009,217
Gross Unrealized Depreciation	(1,659,730)
Net Unrealized Appreciation	$6,349,487

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2014
Asset Table
Investments, at fair value
Mutual Funds	$220,019,437	$—	$—	$220,019,437
Total Investments, at fair value	$220,019,437	$—	$—	$220,019,437

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

See Accompanying Notes to Financial Statements

21

PORTFOLIO OF INVESTMENTS
Voya Global Perspectives Portfolio	as of June 30, 2014 (Unaudited) (continued)

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended June 30, 2014, where the following issuers were considered an affiliate:

Issuer	Beginning Market Value at 12/31/13	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciated/ (Depreciation)	Ending Market Value at 6/30/14	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$2,471,617	$20,261,205	$(2,571,138)	$2,253,686	$22,415,370	$303,363	$15,677	$—
Voya Global Bond Fund - Class R6	2,460,756	20,234,747	(1,358,142)	210,440	21,547,801	244,485	36,211	—
Voya GNMA Income Fund - Class I	2,459,087	20,317,654	(1,395,511)	167,684	21,548,914	224,875	6,202	—
Voya Growth and Income Portfolio - Class I	2,496,294	19,844,777	(1,299,742)	1,318,461	22,359,790	—	68,401	—
Voya High Yield Portfolio - Class I	2,464,907	20,420,833	(1,353,256)	120,808	21,653,292	417,333	18,538	—
Voya International Index Portfolio - Class I	2,471,215	20,121,269	(1,912,088)	1,138,225	21,818,621	168,240	105,500	—
Voya MidCap Opportunities Portfolio - Class I	2,475,124	20,830,712	(1,299,456)	254,424	22,260,804	79,228	43,027	—
Voya Small Company Portfolio - Class I	2,465,338	23,002,981	(1,334,585)	(1,704,695)	22,429,039	76,412	7,899	2,369,480
Voya U.S. Bond Index Portfolio - Class I	2,467,347	20,197,069	(1,396,461)	276,247	21,544,202	113,596	15,611	—
VY Clarion Global Real Estate Portfolio - Class I	2,478,834	19,784,310	(1,804,515)	1,982,975	22,441,604	—	132,310	—
	$24,710,519	$205,015,557	$(15,724,894)	$6,018,255	$220,019,437	$1,627,532	$449,376	$2,369,480

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

See Accompanying Notes to Financial Statements

22

PORTFOLIO OF INVESTMENTS
VY DFA World Equity Portfolio	as of June 30, 2014 (Unaudited)

Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: 99.8%
858,521	DFA Emerging Markets Core Equity Portfolio	$17,857,237	8.9
1,031,890	DFA International Real Estate Securities Portfolio	5,892,089	2.9
1,439,626	DFA International Vector Equity Portfolio	17,980,928	9.0
1,962,849	DFA Large Cap International Portfolio	45,734,378	22.9
1,489,380	DFA U.S. Core Equity 1 Portfolio	26,138,621	13.1
2,073,964	DFA U.S. Large Company Portfolio	32,063,476	16.0
312,690	DFA U.S. Small Cap Portfolio	9,962,289	5.0
763,111	VA International Small Portfolio	10,034,916	5.0
998,756	VA International Value Portfolio	13,882,703	6.9
427,615	VA U.S. Large Value Portfolio	10,053,226	5.0
509,669	VA U.S. Targeted Value Portfolio	10,137,311	5.1
	Total Mutual Funds (Cost $145,691,385)	199,737,174	99.8

Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 0.3%
	Mutual Funds: 0.3%
691,406	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.030%†† (Cost $691,406)	$691,406	0.3
	Total Short-Term Investments (Cost $691,406)	691,406	0.3
	Total Investments in Securities (Cost $146,382,791)	$200,428,580	100.1
	Liabilities in Excess of Other Assets	(225,408)	(0.1)
	Net Assets	$200,203,172	100.0

††	Rate shown is the 7-day yield as of June 30, 2014.

Cost for federal income tax purposes is $147,038,827.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$53,389,753
Gross Unrealized Depreciation	—
Net Unrealized Appreciation	$53,389,753

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2014
Asset Table
Investments, at fair value
Mutual Funds	$199,737,174	$—	$—	$199,737,174
Short-Term Investments	691,406	—	—	691,406
Total Investments, at fair value	$200,428,580	$—	$—	$200,428,580

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

See Accompanying Notes to Financial Statements

23

VY Franklin Templeton Founding	PORTFOLIO OF INVESTMENTS
Strategy Portfolio	as of June 30, 2014 (Unaudited)

Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: 100.0%
	Affiliated Investment Companies: 100.0%
27,048,864	VY Franklin Income Portfolio Initial	$334,594,446	33.6
28,183,094	VY Franklin Mutual Shares Portfolio Initial	332,560,503	33.4
19,500,408	VY Templeton Global Growth Portfolio Initial	328,581,880	33.0
	Total Mutual Funds (Cost $663,599,741)	995,736,829	100.0

Shares		Value	Percentage of Net Assets
	Liabilities in Excess of Other Assets	$(342,844)	—
	Net Assets	$995,393,985	100.0

Cost for federal income tax purposes is $768,408,146.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$227,328,683
Gross Unrealized Depreciation	—
Net unrealized appreciation	$227,328,683

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2014
Asset Table
Investments, at fair value
Mutual Funds	$995,736,829	$—	$—	$995,736,829
Total Investments, at fair value	$995,736,829	$—	$—	$995,736,829

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended June 30, 2014, where the following issuers were considered an affiliate:

Issuer	Beginning Market Value at 12/31/13	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciated/ (Depreciation)	Ending Market Value at 6/30/14	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
VY Franklin Income Portfolio - Class I	$313,918,450	$11,809,775	$(17,182,686)	$26,048,907	$334,594,446	$—	$2,998,378	$—
VY Franklin Mutual Shares Portfolio - Class I	315,953,067	10,204,715	(14,938,340)	21,341,061	332,560,503	—	3,884,337	—
VY Templeton Global Growth Portfolio - Class I	318,524,955	12,174,202	(12,756,088)	10,638,811	328,581,880	—	5,630,380	—
	$948,396,472	$34,188,692	$(44,877,114)	$58,028,779	$995,736,829	$—	$12,513,095	$—

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

See Accompanying Notes to Financial Statements

24

Investment Advisers

Directed Services LLC

1475 Dunwoody Drive

West Chester, Pennsylvania 19380

Voya Investments, LLC

7337 East Doubletree Ranch Road, Suite 100

Scottsdale, Arizona 85258

Administrator

Voya Funds Services, LLC

7337 East Doubletree Ranch Road, Suite 100

Scottsdale, Arizona 85258

Distributor

Voya Investments Distributor, LLC

7337 East Doubletree Ranch Road, Suite 100

Scottsdale, Arizona 85258

Transfer Agent

BNY Mellon Investment Servicing (U.S.) Inc.

301 Bellevue Parkway

Wilmington, Delaware 19809

Custodian

The Bank of New York Mellon

One Wall Street

New York, New York 10286

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Before investing, carefully consider the investment objectives, risks, charges and expenses of the variable universal life insurance policy or variable annuity contract and the underlying variable investment options. This and other information is contained in the prospectus for the variable universal life policy or variable annuity contract and the underlying variable investment options. Obtain these prospectuses from your agent/registered representative and read them carefully before investing.

RETIREMENT | INVESTMENTS | INSURANCE voyainvestments.com	VPSAR-VITFOFAIS (0614-082014)

Semi-Annual Report

June 30, 2014

Classes ADV and I

Voya Investors Trust

■	Voya Retirement Conservative Portfolio (formerly, ING Retirement Conservative Portfolio)
■	Voya Retirement Growth Portfolio (formerly, ING Retirement Growth Portfolio)
■	Voya Retirement Moderate Portfolio (formerly, ING Retirement Moderate Portfolio)
■	Voya Retirement Moderate Growth Portfolio (formerly, ING Retirement Moderate Growth Portfolio)

E-Delivery Sign-up – details inside

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PROXY VOTING INFORMATION

A description of the policies and procedures that the Portfolios use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the Portfolios’ website at www.voyainvestments.com; and (3) on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov. Information regarding how the Portfolios voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Portfolios’ website at www.voyainvestments.com and on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Portfolios file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Portfolios’ Forms N-Q are available on the SEC’s website at www.sec.gov. The Portfolios’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The Portfolios’ Forms N-Q, as well as a complete portfolio of investments, are available without charge upon request from the Portfolios by calling Shareholder Services toll-free at (800) 992-0180.

PRESIDENT’S LETTER

Luck and Skill

Dear Shareholder,

Earlier this month many of us were caught up in the excitement of the World Cup, soccer's premier tournament. They say that soccer teaches you about life, and that is certainly true in at least one respect: the big part that luck can play in the outcome. During the World Cup, a New York Times article examined the role of luck in soccer matches, noting that the game's combination of low scores, fluke goals and numerous ties makes it the least predictable of the major sports.1 A survey of the research literature concluded that the outcome of a soccer match was about half skill and half luck.

What does this have to do with investing? Many investors tend to overlook the part luck plays in their investment results, giving themselves too much credit for skill. This is especially true in a bull market, when the market’s upward trend may disguise the effect of discretionary investment decisions. In assessing their performance, professional investors distinguish alpha — the return component due to manager skill — from beta — the return component due to market moves. While investors may benefit from both alpha and beta, the existence of beta reminds us that it isn’t all under our own control. We should take our successes with a touch of humility, mindful of the assist our skills have gotten from good fortune.

But if good fortune can be random, so can bad fortune. How do you set your course to allow for the unpredictable effects of good or ill winds? In our view, the best way is to minimize the opportunities for randomness to enter the picture — keep your portfolio fully invested and well diversified, and avoid the temptation to time the market. Keep your focus on your long-term goals and promptly inform your financial advisor should these goals change. Before taking action, thoroughly discuss any contemplated portfolio changes with your advisor.

On May 1, 2014, ING U.S. Investment Management changed its name to Voya Investment Management. Our new name reminds us that a secure financial future is about more than just reaching a destination — it’s about positive experiences along the way. It’s also about continuity: there will be no changes in terms of investment processes or the services we provide to you, our clients. As part of the transition to our new name, we are building upon our commitment to be a reliable partner committed to reliable investing.

We appreciate your continued confidence in us, and we look forward to serving your investment needs in the future.

Sincerely,

Shaun Mathews

Executive Vice President

Voya Family of Funds

July 28, 2014

The views expressed in the President’s Letter reflect those of the President as of the date of the letter. Any such views are subject to change at any time based upon market or other conditions and the Voya mutual funds disclaim any responsibility to update such views. These views may not be relied on as investment advice and because investment decisions for a Voya mutual fund are based on numerous factors, may not be relied on as an indication of investment intent on behalf of any Voya mutual fund. Reference to specific company securities should not be construed as recommendations or investment advice.

International investing poses special risks including currency fluctuation, economic and political risks not found in investments that are solely domestic.

[1]	“Soccer, a Beautiful Game of Chance,” by John Tierney, New York Times, July 7, 2014.

1

Market Perspective: Six Months Ended June 30, 2014

Global equities, in the form of the MSCI World IndexSM (the “Index”) measured in local currencies, including net reinvested dividends ended 2013 at a record high. Investor sentiment had evidently reconciled itself to the tapering of the U.S. Federal Reserve Board’s (“Fed’s”) $85 billion of monthly Treasury and mortgage-backed securities purchases. The Fed’s December 18 announcement of a reduction in purchases to $75 billion per month with more to come was taken in stride. There was still plenty to worry about however, and in the first month of 2014 the Index slumped before recovering to end up 5.48% for the first half of the fiscal year. (The Index returned 6.18% for the six-months ended June 30, 2014, measured in U.S. dollars.)

It did not take long for worries about a flagging U.S. economy to resurface. A disappointingly weak employment report on January 10 showed only 74,000 jobs created in December, the lowest in nearly three years. A decline in the unemployment rate to 6.7% was partly due to large numbers of unemployed people leaving the workforce, while the labor participation rate equaled the lowest since March of 1978.

A cold and snowy winter was thought to be depressing hiring and other key statistics like durable goods orders and home sales. Nonetheless, in late January, Fed Chairman Bernanke, in an official capacity for the last time, announced a further $10 billion reduction in monthly purchases. Global equities markets were falling.

The Index reached its low point on February 3, down almost exactly 5% in 2014. Yet it took only 18 days to erase the loss and reclaim a small gain despite new political turmoil that flared in Eastern Europe as Russia annexed Crimea after the president of Ukraine was deposed.

It was not as if the news suddenly improved; it remained mostly poor into March. What was becoming clear, however was that it was indeed weather-related and could therefore be expected to be temporary. The Fed confirmed as much on February 14. The same week new Fed Chair Janet Yellen stressed the “continuity” of accommodative monetary policy and later confirmed that such a policy would remain in place for “some time.”

The April, May and June employment reports were significantly better, showing a monthly average of 234,000 jobs created. Retail sales, industrial production and home sales all rebounded strongly, although the pace of home price increases was moderating. Purchasing managers’ activity indices were on the rise. The Fed continued to taper without hesitation and by the end of June the pace of bond purchases had fallen to $35 billion per month.

The main outlier was gross domestic product (“GDP”). First quarter GDP growth was initially announced on April 30 as a scant 0.1% annualized. One month later it was revised down to a fall of 1.0%. And on June 25 it was further revised down to 2.9%, the worst since the first quarter of 2009. But such was the state of sentiment that markets seemed to shrug it off as the encapsulation of a weather-driven anomaly, now fading into memory.

In U.S. fixed income markets, the Barclays U.S. Aggregate Bond Index (“Barclays Aggregate”) of investment grade bonds added

3.93% in the six months through June. The Barclays Long Term U.S. Treasury sub-index, having dropped 12.66% in the previous fiscal year, bounced back to soar 12.14%. The over-all Barclay’s U.S. Treasury Bond sub-index only returned 2.72%: evidence of a flattening Treasury yield curve. The Barclays U.S. Corporate Investment Grade Bond sub-index gained 5.68% and interestingly did a little better than the Barclays High Yield Bond — 2% Issuer Constrained Composite Index (not a part of the Barclays Aggregate) which added 5.46%.

U.S. equities, represented by the S&P 500® Index including dividends, advanced 7.14% in the first half of the fiscal year, closing just off an all-time high. This represented the sixth straight calendar quarter of positive returns, a sequence not seen since 1998. Utilities was the best performing sector with a gain of 18.65%, followed at some distance by energy, 12.98%. The worst were consumer discretionary which managed only 0.60% and industrials 4.00%. Record operating earnings per share for S&P 500® companies in the fourth quarter of 2013, supported by low interest rates and slow wage growth, slipped by just about 3% in the next quarter.

In currencies, the dollar edged up only 0.37% against the euro over the six months, despite the political trouble in Ukraine and European Central Bank President Draghi’s embrace of the idea of quantitative easing for the euro zone. The dollar lost 3.21% to the pound as the UK’s strong recovery story remained largely intact. The dollar fell 3.78% against the yen, with the effectiveness of the Bank of Japan’s own quantitative easing as a means of weakening the currency increasingly in doubt.

In international markets, the MSCI Japan® Index lost 2.96% for the fiscal half year, (despite a 4.8% bounce in June). The government’s fiscal and monetary stimulus seemed to be fading, while Prime Minister Abe’s reform-based “third arrow” of economic policy was criticized as lacking definition. The MSCI Europe ex UK® Index gained 6.37%, with strength in banks, pharmaceuticals, utilities and the peripheral markets of Italy and Spain. The euro zone reported its fourth straight quarter of GDP growth; the total however amounted to less than 1%, while unemployment was still stubbornly high at 11.6%. The MSCI UK® Index rose a rather disappointing 1.88%. Stocks were held back by lagging banks, miners and telecoms. GDP in the first quarter of 2014 grew by 3.1% from a year earlier, while unemployment continued to fall, but concerns persisted about a housing price bubble and overstretched consumers.

All indices are unmanaged and investors cannot invest directly in an index. Past performance does not guarantee future results. The performance quoted represents past performance. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. The Portfolios’ performance is subject to change since the period’s end and may be lower or higher than the performance data shown. Please call (800) 992-0180 or log on to www.voyainvestments.com to obtain performance data current to the most recent month end.

Market Perspective reflects the views of Voya Investment Management’s Chief Investment Risk Officer only through the end of the period, and is subject to change based on market and other conditions.

2

Benchmark Descriptions

Index	Description
Barclays High Yield Bond — 2% Issuer Constrained Composite Index	An unmanaged index that includes all fixed-income securities having a maximum quality rating of Ba1, a minimum amount outstanding of $150 million, and at least one year to maturity.
Barclays Long Term U.S. Treasury Index	The Index includes all publicly issued, U.S. Treasury securities that have a remaining maturity of 10 or more years, are rated investment grade, and have $250 million or more of outstanding face value.
Barclays U.S. Aggregate Bond Index	An unmanaged index of publicly issued investment grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.
Barclays U.S. Corporate Investment Grade Bond Index	The corporate component of the Barclays Capital U.S. Credit Index. The U.S. Credit Index includes publicly-issued U.S. corporate and specified foreign debentures and secured notes that meet the specified maturity, liquidity, and quality requirements. The index includes both corporate and non-corporate sectors. The corporate sectors are industrial, utility and finance, which includes both U.S. and non-U.S. corporations.
Barclays U.S. Treasury Bond Index	A market capitalization-weighted index that measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of one year or more.
MSCI Europe ex UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Europe, excluding the UK.
MSCI Japan® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan.
MSCI UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in the UK.
MSCI World IndexSM	An unmanaged index that measures the performance of over 1,400 securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand and the Far East.
S&P 500® Index	An unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

3

Shareholder Expense Examples (Unaudited)

As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs, including redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Portfolio expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2014 to June 30, 2014. The Portfolios’ expenses are shown without the imposition of any charges which are, or may be, imposed under your variable annuity contract, variable life insurance policy, qualified pension or retirement plan. Expenses would have been higher if such charges were included.

Actual Expenses

The left section of the table shown below, “Actual Portfolio Return,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The right section of the table shown below, “Hypothetical (5% return before expenses),” provides information about hypothetical account values and hypothetical expenses based on a Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Portfolio and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the hypothetical lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Portfolio Return				Hypothetical (5% return before expenses)
	Beginning Account Value January 1, 2014	Ending Account Value June 30, 2014	Annualized Expense Ratio*	Expenses Paid During the Period Ended June 30, 2014**	Beginning Account Value January 1, 2014	Ending Account Value June 30, 2014	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2014**
Voya Retirement Conservative Portfolio
Class ADV	$1,000.00	$1,047.60	0.52%	$2.65	$1,000.00	$1,022.22	0.52%	$2.61
Class I	1,000.00	1,048.90	0.27	1.38	1,000.00	1,023.46	0.27	1.35
Voya Retirement Growth Portfolio
Class ADV	$1,000.00	$1,053.20	0.68%	$3.47	$1,000.00	$1,021.42	0.68%	$3.41
Class I	1,000.00	1,055.10	0.26	1.33	1,000.00	1,023.51	0.26	1.30
Voya Retirement Moderate Portfolio
Class ADV	$1,000.00	$1,050.00	0.60%	$3.06	$1,000.00	$1,021.82	0.60%	$3.01
Class I	1,000.00	1,051.90	0.26	1.33	1,000.00	1,023.51	0.26	1.30
Voya Retirement Moderate Growth Portfolio
Class ADV	$1,000.00	$1,051.50	0.65%	$3.32	$1,000.00	$1,021.57	0.65%	$3.26
Class I	1,000.00	1,053.90	0.26	1.33	1,000.00	1,023.51	0.26	1.30

*	The annualized expense ratios do not include expenses of the underlying funds.
**	Expenses are equal to each Portfolio’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half-year.

4

Statements of Assets and Liabilities as of June 30, 2014 (Unaudited)

	Voya Retirement Conservative Portfolio	Voya Retirement Growth Portfolio	Voya Retirement Moderate Portfolio	Voya Retirement Moderate Growth Portfolio
ASSETS:
Investments in affiliated underlying funds at fair value*	$555,027,343	$4,724,153,506	$1,785,323,688	$3,189,709,781
Cash	620	1,863	4,390	4,473
Receivables:
Investment in affiliated underlying funds sold	5,245,669	49,424,949	17,854,562	34,046,151
Fund shares sold	115,943	40,201	307,637	28,351
Dividends	123	12,324	3,142	6,530
Prepaid expenses	2,457	18,083	6,994	12,089
Other assets	6,133	87,411	31,089	56,266
Total assets	560,398,288	4,773,738,337	1,803,531,502	3,223,863,641

LIABILITIES:
Payable for investments in affiliated underlying funds purchased	4,220,816	45,899,313	17,166,144	32,735,276
Payable for fund shares redeemed	1,138,871	3,555,076	991,533	1,331,713
Payable for investment management fees	63,797	543,007	204,927	366,138
Payable for administrative fees	45,569	387,860	146,376	261,525
Payable for distribution and shareholder service fees	114,835	1,629,443	493,230	1,010,209
Payable to trustees under the deferred compensation plan (Note 6)	6,133	87,411	31,089	56,267
Payable for trustee fees	2,794	23,387	8,887	15,775
Other accrued expenses and liabilities	48,498	230,928	137,506	182,814
Total liabilities	5,641,313	52,356,425	19,179,692	35,959,717
NET ASSETS	$554,756,975	$4,721,381,912	$1,784,351,810	$3,187,903,924

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$445,470,038	$4,203,409,437	$1,498,330,904	$2,679,790,941
Undistributed net investment income	18,434,905	107,332,923	48,856,322	68,820,368
Accumulated net realized gain (loss)	21,776,278	(487,284,486)	34,779,729	(84,057,187)
Net unrealized appreciation	69,075,754	897,924,038	202,384,855	523,349,802
NET ASSETS	$554,756,975	$4,721,381,912	$1,784,351,810	$3,187,903,924

* Cost of investments in affiliated underlying funds	$485,951,589	$3,826,229,468	$1,582,938,833	$2,666,359,979

Class ADV
Net assets	$554,755,955	$4,668,495,824	$1,761,364,231	$3,162,212,763
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	55,962,359	337,063,460	135,244,362	230,971,578
Net asset value and redemption price per share	$9.91	$13.85	$13.02	$13.69

Class I
Net assets	$1,020	$52,886,088	$22,987,579	$25,691,161
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	101	3,785,878	1,743,517	1,878,548
Net asset value and redemption price per share	$10.09	$13.97	$13.18	$13.68

See Accompanying Notes to Financial Statements

5

STATEMENTS OF OPERATIONS for the Six Months Ended June 30, 2014 (Unaudited)

	Voya Retirement Conservative Portfolio	Voya Retirement Growth Portfolio	Voya Retirement Moderate Portfolio	Voya Retirement Moderate Growth Portfolio
INVESTMENT INCOME:
Dividends from affiliated underlying funds	$3,383,124	$48,215,928	$15,004,489	$28,546,065
Total investment income	3,383,124	48,215,928	15,004,489	28,546,065

EXPENSES:
Investment management fees	387,928	3,247,201	1,234,003	2,190,341
Distribution and shareholder service fees:
Class ADV	1,385,459	11,467,924	4,352,146	7,760,904
Transfer agent fees	411	2,069	987	1,324
Administrative service fees	277,090	2,319,417	881,426	1,564,521
Shareholder reporting expense	8,184	51,515	34,217	42,759
Professional fees	22,739	150,309	53,278	98,000
Custody and accounting expense	24,950	178,466	69,425	114,270
Trustee fees	8,382	70,160	26,662	47,325
Miscellaneous expense	8,002	62,730	18,385	34,586
Total expenses	2,123,145	17,549,791	6,670,529	11,854,030
Net waived and reimbursed fees	(687,187)	(1,722,457)	(1,381,360)	(1,716,695)
Net expenses	1,435,958	15,827,334	5,289,169	10,137,335
Net investment income	1,947,166	32,388,594	9,715,320	18,408,730

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Capital gain distributions from affiliated underlying funds	1,885,597	73,011,240	15,595,828	38,847,634
Sale of affiliated underlying funds	5,014,709	99,589,217	27,920,464	54,713,313
Net realized gain	6,900,306	172,600,457	43,516,292	93,560,947
Net change in unrealized appreciation (depreciation) on:
Affiliated underlying funds	17,593,287	36,948,706	33,695,138	46,988,350
Net change in unrealized appreciation (depreciation)	17,593,287	36,948,706	33,695,138	46,988,350
Net realized and unrealized gain	24,493,593	209,549,163	77,211,430	140,549,297
Increase in net assets resulting from operations	$26,440,759	$241,937,757	$86,926,750	$158,958,027

See Accompanying Notes to Financial Statements

6

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

	Voya Retirement Conservative Portfolio		Voya Retirement Growth Portfolio
	Six Months Ended June 30, 2014	Year Ended December 31, 2013	Six Months Ended June 30, 2014	Year Ended December 31, 2013
FROM OPERATIONS:
Net investment income	$1,947,166	$6,287,009	$32,388,594	$64,347,264
Net realized gain	6,900,306	29,696,606	172,600,457	332,256,937
Net change in unrealized appreciation (depreciation)	17,593,287	(8,482,804)	36,948,706	388,017,438
Increase in net assets resulting from operations	26,440,759	27,500,811	241,937,757	784,621,639

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	(20,943,192)	—	(83,843,565)
Class I	—	(33)	—	(1,107,046)
Net realized gains:
Class ADV	—	(7,871,587)	—	—
Class I	—	(12)	—	—
Total distributions	—	(28,814,824)	—	(84,950,611)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	18,964,102	81,601,187	12,611,153	24,247,412
Reinvestment of distributions	—	28,814,780	—	84,950,611
	18,964,102	110,415,967	12,611,153	109,198,023
Cost of shares redeemed	(66,215,186)	(213,048,934)	(283,865,206)	(477,154,191)
Net decrease in net assets resulting from capital share transactions	(47,251,084)	(102,632,967)	(271,254,053)	(367,956,168)
Net increase (decrease) in net assets	(20,810,325)	(103,946,980)	(29,316,296)	331,714,860

NET ASSETS:
Beginning of year or period	575,567,300	679,514,280	4,750,698,208	4,418,983,348
End of year or period	$554,756,975	$575,567,300	$4,721,381,912	$4,750,698,208
Undistributed net investment income at end of year or period	$18,434,905	$16,487,739	$107,332,923	$74,944,329

See Accompanying Notes to Financial Statements

7

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

	Voya Retirement Moderate Portfolio		Voya Retirement Moderate Growth Portfolio
	Six Months Ended June 30, 2014	Year Ended December 31, 2013	Six Months Ended June 30, 2014	Year Ended December 31, 2013
FROM OPERATIONS:
Net investment income	$9,715,320	$21,460,208	$18,408,730	$43,250,266
Net realized gain	43,516,292	111,677,340	93,560,947	207,932,790
Net change in unrealized appreciation	33,695,138	40,526,295	46,988,350	200,557,240
Increase in net assets resulting from operations	86,926,750	173,663,843	158,958,027	451,740,296

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	(48,421,122)	—	(63,901,035)
Class I	—	(661,965)	—	(606,263)
Total distributions	—	(49,083,087)	—	(64,507,298)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	17,023,799	37,329,711	12,182,160	64,448,687
Reinvestment of distributions	—	49,083,087	—	64,507,298
	17,023,799	86,412,798	12,182,160	128,955,985
Cost of shares redeemed	(127,553,949)	(218,160,703)	(181,435,479)	(341,352,701)
Net decrease in net assets resulting from capital share transactions	(110,530,150)	(131,747,905)	(169,253,319)	(212,396,716)
Net increase (decrease) in net assets	(23,603,400)	(7,167,149)	(10,295,292)	174,836,282

NET ASSETS:
Beginning of year or period	1,807,955,210	1,815,122,359	3,198,199,216	3,023,362,934
End of year or period	$1,784,351,810	$1,807,955,210	$3,187,903,924	$3,198,199,216
Undistributed net investment income at end of year or period	$48,856,322	$39,141,002	$68,820,368	$50,411,638

See Accompanying Notes to Financial Statements

8

Financial Highlights (Unaudited)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss)
		From
		Investment															Supplemental
		Operations				Less Distributions							Ratios to average net assets				Data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return (1)	Expenses before reductions/ additions(2) (3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expense net of all reductions/ additions(2) (3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or
period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Retirement Conservative Portfolio(a)
Class ADV
06-30-14	9.46	0.03	•	0.42	0.45	—	—	—	—	—	9.91	4.76	0.77	0.52	0.52	0.70	554,756	4
12-31-13	9.48	0.09	•	0.32	0.41	0.31	0.12	—	0.43	—	9.46	4.37	0.77	0.52	0.52	0.98	575,566	26
12-31-12	9.18	0.13		0.58	0.71	0.29	0.12	—	0.41	—	9.48	7.92	0.76	0.48	0.48	1.43	679,513	21
12-31-11	8.96	0.17	•	0.29	0.46	0.16	0.08	—	0.24	—	9.18	5.18	0.76	0.41	0.41	1.90	621,792	47
12-31-10	8.34	0.13		0.52	0.65	0.02	0.01	—	0.03	—	8.96	7.86	0.77	0.42	0.42	1.55	514,521	44
12-31-09	7.97	0.21	•	1.20	1.41	0.22	0.82	—	1.04	—	8.34	17.89	0.78	0.43	0.43	2.60	417,649	143
Class I
06-30-14	9.62	0.05	•	0.42	0.47	—	—	—	—	—	10.09	4.89	0.27	0.27	0.27	0.97	1	4
12-31-13	9.65	0.13		0.29	0.42	0.33	0.12	—	0.45	—	9.62	4.45	0.27	0.27	0.27	1.35	1	26
12-31-12	9.33	0.16		0.59	0.75	0.31	0.12	—	0.43	—	9.65	8.24	0.26	0.23	0.23	1.69	1	21
12-31-11	9.08	0.20		0.30	0.50	0.17	0.08	—	0.25	—	9.33	5.63	0.26	0.16	0.16	2.21	1	47
12-31-10	8.42	0.16		0.53	0.69	0.02	0.01	—	0.03	—	9.08	8.23	0.27	0.17	0.17	1.88	1	44
12-31-09	8.01	0.24		1.23	1.47	0.24	0.82	—	1.06	—	8.42	18.52	0.20	0.17	0.17	2.91	1	143
Voya Retirement Growth Portfolio(a)
Class ADV
06-30-14	13.15	0.09	•	0.61	0.70	—	—	—	—	—	13.85	5.32	0.76	0.68	0.68	1.40	4,668,496	5
12-31-13	11.29	0.17	•	1.92	2.09	0.23	—	—	0.23	—	13.15	18.66	0.76	0.68	0.68	1.39	4,698,281	21
12-31-12	10.24	0.16	•	1.15	1.31	0.26	—	—	0.26	—	11.29	12.98	0.76	0.65	0.65	1.46	4,372,787	13
12-31-11	10.45	0.16		(0.28)	(0.12)	0.09	—	—	0.09	—	10.24	(1.22)	0.77	0.59	0.59	1.41	4,268,746	30
12-31-10	9.40	0.08		1.01	1.09	0.04	—	—	0.04	—	10.45	11.61	0.77	0.59	0.59	0.76	4,777,758	27
12-31-09	7.95	0.11	•	1.87	1.98	0.36	0.17	—	0.53	—	9.40	25.90	0.74	0.56	0.56	1.23	4,683,690	120
Class I
06-30-14	13.24	0.12	•	0.61	0.73	—	—	—	—	—	13.97	5.51	0.26	0.26	0.26	1.82	52,886	5
12-31-13	11.36	0.23	•	1.93	2.16	0.28	—	—	0.28	—	13.24	19.21	0.26	0.26	0.26	1.83	52,418	21
12-31-12	10.31	0.21	•	1.15	1.36	0.31	—	—	0.31	—	11.36	13.41	0.26	0.23	0.23	1.92	46,196	13
12-31-11	10.51	0.21		(0.28)	(0.07)	0.13	—	—	0.13	—	10.31	(0.71)	0.27	0.17	0.17	1.83	41,867	30
12-31-10	9.42	0.12		1.01	1.13	0.04	—	—	0.04	—	10.51	12.11	0.27	0.17	0.17	1.18	46,200	27
12-31-09	7.97	0.16		1.88	2.04	0.42	0.17	—	0.59	—	9.42	26.61	0.19	0.16	0.16	1.82	45,488	120

See Accompanying Notes to Financial Statements

9

Financial Highlights (Unaudited) (continued)

		Income (loss)
		From
		Investment															Supplemental
		Operations				Less Distributions							Ratios to average net assets				Data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return (1)	Expenses before reductions/ additions(2) (3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expense net of all reductions/ additions(2) (3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or
period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Retirement Moderate Portfolio(a)
Class ADV
06-30-14	12.40	0.07	•	0.55	0.62	—	—	—	—	—	13.02	5.00	0.76	0.60	0.60	1.10	1,761,364	4
12-31-13	11.58	0.14	•	1.01	1.15	0.33	—	—	0.33	—	12.40	10.05	0.76	0.60	0.60	1.17	1,786,063	20
12-31-12	10.85	0.16	•	0.93	1.09	0.36	—	—	0.36	—	11.58	10.22	0.76	0.56	0.56	1.44	1,793,065	14
12-31-11	10.77	0.18	•	0.05	0.23	0.15	—	—	0.15	—	10.85	2.13	0.76	0.50	0.50	1.67	1,794,716	32
12-31-10	9.89	0.13		0.81	0.94	0.06	—	—	0.06	—	10.77	9.53	0.76	0.50	0.50	1.17	1,927,855	29
12-31-09	8.81	0.19	•	1.56	1.75	0.55	0.12	—	0.67	—	9.89	20.60	0.77	0.51	0.51	1.93	1,915,457	126
Class I
06-30-14	12.53	0.09	•	0.56	0.65	—	—	—	—	—	13.18	5.19	0.26	0.26	0.26	1.46	22,988	4
12-31-13	11.71	0.19	•	1.00	1.19	0.37	—	—	0.37	—	12.53	10.32	0.26	0.26	0.26	1.54	21,892	20
12-31-12	10.97	0.21		0.93	1.14	0.40	—	—	0.40	—	11.71	10.60	0.26	0.22	0.22	1.80	22,058	14
12-31-11	10.87	0.22		0.07	0.29	0.19	—	—	0.19	—	10.97	2.64	0.26	0.16	0.16	2.05	20,588	32
12-31-10	9.97	0.15		0.81	0.96	0.06	—	—	0.06	—	10.87	9.73	0.26	0.16	0.16	1.55	19,549	29
12-31-09	8.84	0.22	•	1.60	1.82	0.57	0.12	—	0.69	—	9.97	21.35	0.19	0.17	0.17	2.43	16,030	126
Voya Retirement Moderate Growth Portfolio(a)
Class ADV
06-30-14	13.02	0.08	•	0.59	0.67	—	—	—	—	—	13.69	5.15	0.76	0.65	0.65	1.17	3,162,213	4
12-31-13	11.49	0.17	•	1.62	1.79	0.26	—	—	0.26	—	13.02	15.73	0.76	0.65	0.65	1.39	3,173,203	21
12-31-12	10.57	0.17	•	1.04	1.21	0.29	—	—	0.29	—	11.49	11.60	0.76	0.61	0.61	1.51	3,001,884	13
12-31-11	10.67	0.16	•	(0.15)	0.01	0.11	—	—	0.11	—	10.57	0.08	0.76	0.55	0.55	1.49	2,994,517	31
12-31-10	9.66	0.10		0.96	1.06	0.05	—	—	0.05	—	10.67	11.00	0.76	0.55	0.55	0.98	3,322,658	28
12-31-09	8.27	0.14	•	1.80	1.94	0.37	0.18	—	0.55	—	9.66	24.24	0.75	0.54	0.54	1.53	3,221,966	128
Class I
06-30-14	12.98	0.10	•	0.60	0.70	—	—	—	—	—	13.68	5.39	0.26	0.26	0.26	1.57	25,691	4
12-31-13	11.46	0.22	•	1.61	1.83	0.31	—	—	0.31	—	12.98	16.13	0.26	0.26	0.26	1.79	24,996	21
12-31-12	10.54	0.21	•	1.04	1.25	0.33	—	—	0.33	—	11.46	12.11	0.26	0.22	0.22	1.90	21,479	13
12-31-11	10.64	0.21		(0.16)	0.05	0.15	—	—	0.15	—	10.54	0.46	0.26	0.16	0.16	1.90	21,216	31
12-31-10	9.61	0.14		0.94	1.08	0.05	—	—	0.05	—	10.64	11.35	0.26	0.16	0.16	1.40	22,550	28
12-31-09	8.30	0.18	•	1.80	1.98	0.49	0.18	—	0.67	—	9.61	24.88	0.18	0.16	0.16	2.03	19,415	128

(1)	Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(2)	Annualized for periods less than one year.

See Accompanying Notes to Financial Statements

10

Financial Highlights (Unaudited) (continued)

(3)	Ratios reflect operating expenses of a Portfolio. Expenses before reductions/additions do not reflect amounts reimbursed by an Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Portfolio during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by an Investment Adviser and/or Distributor but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Portfolio. Net investment income (loss) is net of all such additions or reductions.
(4)	Ratios do not include expenses of underlying funds and do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.
(a)	References to each Portfolio’s financial highlights prior to October 24, 2009, reflect the financial highlights of each Portfolio’s predecessor: ING LifeStyle Conservative Portfolio, ING LifeStyle Growth Portfolio, ING LifeStyle Moderate Portfolio and ING LifeStyle Moderate Growth Portfolio, respectively.
•	Calculated using average number of shares outstanding throughout the period.

See Accompanying Notes to Financial Statements

11

NOTES TO FINANCIAL STATEMENTS as of June 30, 2014 (Unaudited)

NOTE 1 — ORGANIZATION

Voya Investors Trust (formerly, ING Investors Trust) (the “Trust”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”) as an open-end management investment company. The Trust was organized as a Massachusetts business trust on August 3, 1988. The Trust currently consists of thirty-four active separate investment series. The four series (each, a “Portfolio” and collectively, the “Portfolios”) included in this report are: Voya Retirement Conservative Portfolio (“Conservative”), Voya Retirement Growth Portfolio (“Growth”), Voya Retirement Moderate Portfolio (“Moderate”) and Voya Retirement Moderate Growth Portfolio (“Moderate Growth”), each a diversified series of the Trust. The Portfolios serve as an investment option in underlying variable insurance products offered by Directed Services LLC.

Each Portfolio is authorized to offer Adviser Class (“Class ADV”) and Institutional Class (“Class I”) shares. Each class has equal rights as to class and voting privileges. The classes differ principally in the applicable distribution and shareholder service fees. Generally, shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of a portfolio and earn income and realized gains/losses from a portfolio pro rata based on the average daily net assets of each class, without distinction between share classes. Expenses that are specific to a portfolio or a class are charged directly to that portfolio or class. Other operating expenses shared by several portfolios are generally allocated among those portfolios based on average net assets. Distributions are determined separately for each class based on income and expenses allocated to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder service fees, if applicable.

Directed Services LLC (“DSL” or the “Investment Adviser”), a Delaware limited liability company, serves as the Investment Adviser to the Portfolios. Voya Investment Management Co. LLC (formerly, ING Investment Management Co. LLC) (“Voya IM” or the “Sub-Adviser”), a Delaware limited liability company, serves as the Sub-Adviser to the Portfolios. Voya Funds Services, LLC (formerly, ING Funds Services, LLC) (“VFS” or the “Administrator”), a Delaware limited liability company, serves as the Administrator to the Portfolios. Voya Investments Distributor, LLC (formerly, ING Investments Distributor, LLC) (“VID” or the “Distributor”), a Delaware limited liability company, serves as the principal underwriter to the Portfolios.

Each Portfolio seeks to achieve its investment objective by investing in other investment companies (“Underlying Funds”) and uses asset allocation strategies to determine how much to invest in the Underlying Funds. The investment objective of the Portfolios is described in the Portfolios’ Prospectus.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Portfolios in the preparation of their financial statements. Such policies are in conformity with U.S. generally accepted accounting principles (“GAAP”) for investment companies.

A. Security Valuation. All investments in Underlying Funds are recorded at their estimated fair value, as described below. U.S. GAAP defines fair value as the price the Portfolios would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation of the Portfolios’ investments in Underlying Funds is based on the net asset value (“NAV”) of the Underlying Funds each business day.

Each investment asset or liability of the Portfolios is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and unobservable inputs, including the Sub-Adviser’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality which are valued at amortized cost, which approximates fair value, are generally considered to be Level 2 securities under applicable accounting rules. The Portfolios classify each of their investments in the Underlying Funds as Level 1, without consideration as to the classification level of the specific investments held by the Underlying Funds. A table summarizing each Portfolio’s investments under these levels of classification is included following the Portfolio of Investments.

The Board of Directors (“Board”) has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to the “Pricing Committee” as established by the Portfolios’ Administrator. The Pricing Committee considers all facts they deem relevant that are reasonably available, through either public information or information available to the

12

NOTES TO FINANCIAL STATEMENTS as of June 30, 2014 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Investment Adviser or Sub-Adviser, when determining the fair value of the security. In the event that a security or asset cannot be valued pursuant to one of the valuation methods established by the Board, the fair value of the security or asset will be determined in good faith by the Pricing Committee. When a Portfolio uses these fair valuation methods that use significant unobservable inputs to determine its NAV, securities will be priced by a method that the Pricing Committee believes accurately reflects fair value and are categorized as Level 3 of the fair value hierarchy. The methodologies used for valuing securities are not necessarily an indication of the risks of investing in those securities valued in good faith at fair value nor can it be assured a Portfolio can obtain the fair value assigned to a security if they were to sell the security.

To assess the continuing appropriateness of security valuations, the Pricing Committee may compare prior day prices, prices on comparable securities, and traded prices to the prior or current day prices and the Pricing Committee challenges those prices exceeding certain tolerance levels with the independent pricing service or broker source. For those securities valued in good faith at fair value, the Pricing Committee reviews and affirms the reasonableness of the valuation on a regular basis after considering all relevant information that is reasonably available.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The end of period timing recognition is used for the transfers between Levels of a Portfolio’s assets and liabilities. A reconciliation of Level 3 investments is presented only when a Portfolio has a significant amount of Level 3 investments.

For the period ended June 30, 2014, there have been no significant changes to the fair valuation methodologies.

B. Security Transactions and Revenue Recognition. Security transactions are accounted for on the trade date. Dividend income received from the affiliated funds is recognized on the ex-dividend date and is recorded as income distributions in the Statements of Operations. Capital gain distributions received from the affiliated funds are recognized on the ex-dividend date and are recorded on the Statements of Operations as such. Costs used in determining realized gains and losses on the sales of investment securities are on the basis of specific identification.

C. Distributions to Shareholders. The Portfolios record distributions to their shareholders on the ex-dividend date. Each Portfolio declares and pays dividends and capital gains, if any, annually. The Portfolios may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from U.S. GAAP for investment companies.

D. Federal Income Taxes. It is the policy of each Portfolio to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, a federal income tax or excise tax provision is not required. Management has considered the sustainability of the Portfolios’ tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized or expired.

E. Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

F. Indemnifications. In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated; however, based on experience, management considers the risk of loss from such claims remote.

NOTE 3 — INVESTMENTS IN AFFILIATED UNDERLYING FUNDS

For the period ended June 30, 2014, the cost of purchases and the proceeds from the sales of the Underlying Funds were as follows:

	Purchases	Sales
Conservative	$22,666,566	$67,985,814
Growth	224,921,192	463,856,959
Moderate Growth	135,260,625	286,162,836
Moderate	71,721,530	172,575,163

13

NOTES TO FINANCIAL STATEMENTS as of June 30, 2014 (Unaudited) (continued)

 NOTE 4 — INVESTMENT MANAGEMENT AND ADMINISTRATIVE FEES

The Portfolios have entered into an investment management agreement (“Investment Management Agreement”) with the Investment Adviser. The Investment Management Agreement compensates the Investment Adviser with a fee, computed daily and payable monthly, based on: 0.14% of each Portfolio’s average daily net assets invested in affiliated Underlying Funds and 0.24% of each Portfolio’s average daily net assets invested in unaffiliated Underlying Funds and/or other direct investments.

The Investment Adviser has entered into a sub-advisory agreement with Voya IM with respect to each Portfolio. Subject to such policies as the Board or the Investment Adviser may determine, Voya IM manages the Portfolios’ assets in accordance with the Portfolios’ investment objectives, policies, and limitations.

VFS acts as administrator and provides certain administrative and shareholder services necessary for the Portfolios’ operations and is responsible for the supervision of other service providers. For its services, VFS is entitled to receive from the Portfolios a fee at an annual rate of 0.10% of each Portfolio’s average daily net assets.

NOTE 5 — DISTRIBUTION AND SERVICE FEES

The Trust has entered into a Shareholder Service and Distribution Plan (the “Agreement”) for the Class ADV shares of each Portfolio. The Agreement compensates VID for the provision of shareholder services and/or account maintenance services and the distribution of shares to direct or indirect beneficial owners of Class ADV shares. Under the Agreement, each Portfolio makes payments to VID a shareholder service fee of 0.25% and a distribution (12b-1) fee of 0.25% of each Portfolio’s average daily net assets attributable to Class ADV. VID has contractually agreed to waive 0.2480%, 0.0751%, 0.1587% and 0.1106% of the distribution (12b-1) fee for the Class ADV shares of Conservative, Growth, Moderate and Moderate Growth, respectively. The actual distribution fee to be paid by Conservative, Growth, Moderate and Moderate Growth is at an annual rate of 0.002%, 0.1749%, 0.0913% and 0.1394%, respectively. Termination or modification of this contractual waiver requires approval by the Board. There is no guarantee that this waiver will continue.

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

At June 30, 2014, the following direct or indirect, wholly-owned subsidiaries of Voya Financial, Inc. (formerly, ING U.S. Inc.) owned more than 5% of the following Portfolios:

Subsidiaries	Portfolios	Percentage
ING National Trust	Conservative	11.97%
ING USA Annuity and Life Insurance Company	Conservative	84.61
	Growth	95.31
	Moderate	90.87
	Moderate Growth	93.97

Control is defined by the 1940 Act as the beneficial ownership, either directly or through one or more controlled companies, of more than 25% of the voting securities of a company. The 1940 Act defines affiliates as companies that are under common control. Therefore, because the Portfolios have a common owner that owns over 25% of the outstanding securities of the Portfolios, they may be deemed to be affiliates of each other. Investment activities of these shareholders could have a material impact on the Portfolios.

The Portfolios have adopted a Deferred Compensation Plan (the “Plan”), which allows eligible non-affiliated trustees, as described in the Plan, to defer the receipt of all or a portion of the trustees’ fees that they are entitled to receive from the Portfolios. For purposes of determining the amount owed to the trustee under the Plan, the amounts deferred are invested in shares of the “notional” funds selected by the trustee. The Portfolios purchase shares of the “notional” funds, which are all advised by Voya Investments, in amounts equal to the trustees’ deferred fees, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of “Other assets” on the Statement of Assets and Liabilities. Deferral of trustees’ fees under the Plan will not affect net assets of the Portfolios, and will not materially affect the Portfolios’ assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the Plan.

NOTE 7 — EXPENSE LIMITATION AGREEMENTS

The Investment Adviser has agreed to limit expenses, excluding interest, taxes, brokerage commissions and extraordinary expenses to the levels listed below:

Portfolio(1)	Class ADV	Class I
Conservative	1.02%	0.77%
Growth	1.13%	0.88%
Moderate	1.04%	0.79%
Moderate Growth	1.09%	0.84%

(1)	The operating expense limits take into account the operating expenses incurred at the Underlying Fund level. The amount of fees and expenses of an Underlying Fund borne by each Portfolio will vary based on each Portfolio’s allocation of assets to, and the net expenses of, a particular Underlying Fund.

14

NOTES TO FINANCIAL STATEMENTS as of June 30, 2014 (Unaudited) (continued)

NOTE 7 — EXPENSE LIMITATION AGREEMENTS (continued)

The Investment Adviser may at a later date recoup from a Portfolio management fees waived and other expenses assumed by the Investment Adviser during the previous 36 months but only if, after such recoupment, the Portfolio’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees and any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statements of Operations. Amounts payable by the Investment Adviser are reflected on the accompanying Statements of Assets and Liabilities.

As of June 30, 2014, the Portfolios did not have any amount of waived or reimbursed fees that would be subject to possible recoupment by the Investment Adviser.

The expense limitation agreement is contractual through May 1, 2015 and shall renew automatically for one-year terms unless: (i) the Investment Adviser provides 90 days written notice of its termination and such termination is approved by the Board; or (ii) the Investment Management Agreement has been terminated.

NOTE 8 — LINE OF CREDIT

The Portfolios, in addition to certain other funds managed by the Investment Adviser, have entered into an unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York Mellon for an aggregate amount of $200,000,000. The proceeds may be used to: (1) temporarily finance the purchase or sale of securities; and (2) finance the redemption of shares of an investor in the funds. The funds to which the line of credit is available pay a commitment fee equal to 0.07% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. Prior to May 23, 2014, the funds to which the Credit Agreement is available paid a commitment fee equal to 0.08% per annum on the daily unused portion of the committed line amount payable quarterly in arrears.

Generally, borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.

The Portfolios did not utilize the line of credit during the six months ended June 30, 2014.

NOTE 9 — CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

	Shares sold	Shares issued in merger	Reinvestment of distributions		Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#		#	#	($)	($)	($)	($)	($)
Retirement Conservative
Class ADV
6/30/2014	1,966,966	—	—		(6,877,889)	(4,910,923)	18,964,102	—	—	(66,215,186)	(47,251,084)
12/31/2013	8,585,129	—	3,128,640		(22,518,692)	(10,804,923)	81,601,187	—	28,814,779	(213,048,934)	(102,632,968)
Class I
6/30/2014	—	—	—		—	—	—	—	—	—	—
12/31/2013	—	—	—	*	—	— *	—	—	1	—	1
Retirement Growth
Class ADV
6/30/2014	851,033	—	—		(21,032,497)	(20,181,464)	11,324,311	—	—	(280,244,623)	(268,920,312)
12/31/2013	1,604,161	—	6,895,030		(38,409,461)	(29,910,270)	19,754,900	—	83,843,565	(470,275,021)	(366,676,556)
Class I
6/30/2014	97,024	—	—		(271,310)	(174,286)	1,286,842	—	—	(3,620,583)	(2,333,741)
12/31/2013	362,490	—	90,593		(557,960)	(104,877)	4,492,512	—	1,107,046	(6,879,170)	(1,279,612)
Retirement Moderate
Class ADV
6/30/2014	1,248,638	—	—		(10,031,146)	(8,782,508)	15,662,580	—	—	(126,153,326)	(110,490,746)
12/31/2013	2,874,500	—	4,100,010		(17,728,609)	(10,754,099)	34,570,196	—	48,421,122	(213,061,384)	(130,070,066)
Class I
6/30/2014	105,656	—	—		(108,897)	(3,241)	1,361,219	—	—	(1,400,623)	(39,404)
12/31/2013	227,013	—	55,534		(420,224)	(137,677)	2,759,515	—	661,965	(5,099,319)	(1,677,839)

15

NOTES TO FINANCIAL STATEMENTS as of June 30, 2014 (Unaudited) (continued)

NOTE 9 — CAPITAL SHARES (continued)

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Retirement Moderate Growth
Class ADV
6/30/2014	884,319	—	—	(13,676,006)	(12,791,687)	11,690,284	—	—	(180,328,959)	(168,638,675)
12/31/2013	4,859,899	—	5,250,701	(27,502,470)	(17,391,870)	60,787,513	—	63,901,035	(337,766,769)	(213,078,221)
Class I
6/30/2014	37,396	—	—	(84,857)	(47,461)	491,876	—	—	(1,106,520)	(614,644)
12/31/2013	296,464	—	50,063	(294,659)	51,868	3,661,174	—	606,263	(3,585,932)	681,505

*	Share amount is less than 0.500 or $0.50.

NOTE 10 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, foreign currency transactions, and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital.

Dividends paid by the Portfolios from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

No dividends or distributions were made during the six months ended June 30, 2014. The tax composition of dividends and distributions to shareholders during the year ended December 31, 2013 was as follows:

	Ordinary Income	Long-term Capital Gains
Conservative	$21,917,804	$6,897,020
Growth	84,950,611	—
Moderate	49,083,087	—
Moderate Growth	64,507,298	—

The tax-basis components of distributable earnings and the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of December 31, 2013 are detailed below. The Regulated Investment Company Modernization Act of 2010 (the “Act”) provides an unlimited carryforward period for newly generated capital losses. Under the Act, there may be a greater likelihood that all or a portion of the

Portfolios’ pre-enactment capital loss carryforwards may expire without being utilized due to the fact that post-enactment capital losses are required to be utilized before pre-enactment capital loss carryforwards.

	Undistributed Ordinary Income	Undistributed Long-term Capital Gains	Unrealized Appreciation/ (Depreciation)	Short-term Capital Loss Carryforwards	Expiration
Conservative	$17,887,188	$18,291,044	$46,671,881	$—	—
Growth	75,024,295	—	836,475,203	(635,384,814)*	2016
Moderate	39,163,718	—	161,988,721	(2,035,567)	2017
Moderate Growth	50,453,828	—	462,489,045	(163,745,727)	2017

*	Utilization of these capital losses is subject to annual limitations under Section 382 of the Internal Revenue Code.

The Portfolios’ major tax jurisdictions are U.S. federal, Arizona, and Massachusetts. The earliest tax year that remains subject to examination by these jurisdictions is 2009.

As of June 30, 2014, no provision for income tax is required in the Portfolios’ financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Portfolios’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue.

NOTE 11 — CONCENTRATION OF INVESTMENT RISKS

All mutual funds involve risk — some more than others — and there is always the chance that you could lose money or not earn as much as you hope. A Portfolio’s risk profile is largely a factor of the principal securities in which it invests and investment techniques that it uses. For more information regarding the types of securities and investment techniques that may be used by the Portfolios

16

NOTES TO FINANCIAL STATEMENTS as of June 30, 2014 (Unaudited) (continued)

NOTE 11 — CONCENTRATION OF INVESTMENT RISKS (continued)

and their corresponding risks, see the Portfolios’ most recent Prospectus and/or the Statement of Additional Information.

The Portfolios are also affected by other kinds of risks, depending on the types of securities held or strategies used by an Underlying Fund.

Asset Allocation. Assets will be allocated among Underlying Funds and markets based on judgments by the Investment Adviser or Sub-Adviser. There is a risk that the Portfolios may allocate assets to an Underlying Fund or market that underperforms other funds or asset classes.

Foreign Securities. Investments in foreign (non-U.S.) securities may entail risks not present in domestic investments. Since securities in which an Underlying Fund may invest are denominated in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Underlying Funds. Foreign investments may also subject the Underlying Funds to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, as well as changes vis-a-vis the U.S. dollar from movements in currency, and changes in security value and interest rate, all of which could affect the market and/or credit risk of the Underlying Funds’ investments.

NOTE 12 — RESTRUCTURING PLAN

In October 2009, ING Groep N.V. (“ING Groep”) submitted a restructuring plan (the “Restructuring Plan”) to the European Commission in order to receive approval for state aid granted to ING Groep by the Kingdom of the Netherlands in November 2008 and March 2009. To receive approval for this state aid, ING Groep was required to divest its insurance and investment management businesses, including Voya Financial, Inc., before the end of 2013. In November 2012, the Restructuring Plan was amended to permit ING Groep additional time to complete the divestment. Pursuant to the amended Restructuring Plan, ING Groep must divest at least 25% of Voya Financial, Inc. by the end of 2013, more than 50% by the end of 2014, and the remaining interest by the end of 2016 (such divestment, the “Separation Plan”).

In May 2013, Voya Financial, Inc. conducted an initial public offering of Voya Financial, Inc. common stock (the “IPO”). In October 2013, ING Groep divested additional shares in a secondary offering of common stock of Voya Financial, Inc. In March 2014, ING Groep divested additional shares, reducing its ownership interest in Voya Financial, Inc. below 50%. Voya Financial, Inc. did not receive any proceeds from these offerings.

ING Groep has stated that it intends to sell its remaining interest in Voya Financial, Inc. over time. While the base case for the remainder of the Separation Plan is the divestment of ING Groep’s remaining interest in one or more broadly distributed offerings, all options remain open and it is possible that ING Groep’s divestment of its remaining interest in Voya Financial, Inc. may take place by means of a sale to a single buyer or group of buyers.

It is anticipated that one or more of the transactions contemplated by the Separation Plan would result in the automatic termination of the existing investment advisory and sub-advisory agreements under which the Investment Adviser and sub-adviser provide services to the Portfolios. In order to ensure that the existing investment advisory and sub-advisory services can continue uninterrupted, the Board approved new advisory and sub-advisory agreements for the Portfolios, as applicable, in connection with the IPO. Shareholders of each Portfolio approved the new investment advisory and sub-advisory agreements prompted by the IPO, as well as any future advisory and sub-advisory agreements prompted by the Separation Plan that are approved by the Board and whose terms are not materially different from the current agreements. This means that shareholders may not have another opportunity to vote on a new agreement with the Investment Adviser or an affiliated sub-adviser even if they undergo a change of control, as long as no single person or group of persons acting together gains “control” (as defined in the 1940 Act) of Voya Financial, Inc.

The Separation Plan, whether implemented through public offerings or other means, may be disruptive to the businesses of Voya Financial, Inc. and its subsidiaries, including the Investment Adviser and affiliated entities that provide services to the Portfolios, and may cause, among other things, interruption of business operations or services, diversion of management’s attention from day-to-day operations, reduced access to capital, and loss of key employees or customers. The completion of the Separation Plan is expected to result in the Investment Adviser’s loss of access to the resources of ING Groep, which could adversely affect its business. Since a portion of the shares of Voya Financial, Inc., as a standalone entity, are publicly held, it is subject to the reporting requirements of the Securities Exchange Act of 1934 as well as other U.S. government and state regulations, and subject to the risk of changing regulation.

The Separation Plan may be implemented in phases. During the time that ING Groep retains a significant interest in Voya Financial, Inc., circumstances affecting ING Groep, including restrictions or requirements imposed on ING Groep by European and other authorities, may also affect Voya Financial, Inc. A failure to complete the Separation

17

NOTES TO FINANCIAL STATEMENTS as of June 30, 2014 (Unaudited) (continued)

NOTE 12 — RESTRUCTURING PLAN (continued)

Plan could create uncertainty about the nature of the relationship between Voya Financial, Inc. and ING Groep, and could adversely affect Voya Financial, Inc. and the

Investment Adviser and its affiliates. Currently, the Investment Adviser and its affiliates do not anticipate that the Separation Plan will have a material adverse impact on their operations or the Portfolios and their operations.

NOTE 13 — SUBSEQUENT EVENTS

Dividends: Subsequent to June 30, 2014, the Portfolios declared dividends and distributions of:

	PER SHARE AMOUNTS
	Net Investment Income	Short-term Capital Gains	Long-term Capital Gains	Payable Date	Record Date
Conservative
Class ADV	$0.2964	$0.0251	$0.3287	July 15, 2014	July 11, 2014
Class I	$0.3253	$0.0251	$0.3287	July 15, 2014	July 11, 2014
Growth
Class ADV	$0.2205	$—	$—	July 15, 2014	July 11, 2014
Class I	$0.2782	$—	$—	July 15, 2014	July 11, 2014
Moderate
Class ADV	$0.3697	$—	$—	July 15, 2014	July 11, 2014
Class I	$0.4153	$—	$—	July 15, 2014	July 11, 2014
Moderate Growth
Class ADV	$0.1685	$—	$—	July 15, 2014	July 11, 2014
Class I	$0.2207	$—	$—	July 15, 2014	July 11, 2014

The Portfolios have evaluated events occurring after the Statements of Assets and Liabilities date (subsequent events) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

18

PORTFOLIO OF INVESTMENTS
Voya Retirement Conservative Portfolio	as of June 30, 2014 (Unaudited)

Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: 100.0%
	Affiliated Investment Companies: 100.0%
273,576	Voya Australia Index Portfolio - Class I	$2,856,130	0.5
546,549	Voya Euro STOXX 50 Index Portfolio - Class I	6,662,436	1.2
487,299	Voya FTSE 100 Index Portfolio - Class I	6,217,933	1.1
79,021	Voya Hang Seng Index Portfolio - Class I	1,107,084	0.2
503,898	Voya Japan TOPIX Index Portfolio - Class I	5,366,516	1.0
2,007,578	Voya Russell™ Mid Cap Index Portfolio - Class I	33,386,028	6.0
24,343,955	Voya U.S. Bond Index Portfolio - Class I	260,967,198	47.0
7,116,441	Voya U.S. Stock Index Portfolio - Class I	110,874,157	20.0

Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: (continued)
	Affiliated Investment Companies (continued)
12,953,285	VY BlackRock Inflation Protected Bond Portfolio - Class I	$127,589,861	23.0
	Total Mutual Funds (Cost $485,951,589)	555,027,343	100.0
	Liabilities in Excess of Other Assets	(270,368)	—
	Net Assets	$554,756,975	100.0

Cost for federal income tax purposes is $490,834,157.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$69,922,505
Gross Unrealized Depreciation	(5,729,319)
Net Unrealized Appreciation	$64,193,186

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2014
Asset Table
Investments, at fair value
Mutual Funds	$555,027,343	$—	$—	$555,027,343
Total Investments, at fair value	$555,027,343	$—	$—	$555,027,343

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

See Accompanying Notes to Financial Statements

19

PORTFOLIO OF INVESTMENTS
Voya Retirement Conservative Portfolio	as of June 30, 2014 (Unaudited) (continued)

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended June 30, 2014, where the following issuers were considered an affiliate:

Issuer	Beginning Market Value at 12/31/13	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciated/ (Depreciation)	Ending Market Value at 6/30/14	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Australia Index Portfolio - Class I	$2,930,841	$220,747	$(394,942)	$99,484	$2,856,130	$111,687	$22,281	$—
Voya Euro STOXX 50 Index Portfolio - Class I	7,143,757	348,323	(752,972)	(76,672)	6,662,436	235,416	205,156	—
Voya FTSE 100 Index Portfolio - Class I	6,688,170	827,512	(747,062)	(550,687)	6,217,933	230,312	152,796	465,942
Voya Hang Seng Index Portfolio - Class I	1,137,024	111,261	(118,058)	(23,143)	1,107,084	29,652	6,462	—
Voya Japan TOPIX Index Portfolio - Class I	5,556,367	839,827	(621,311)	(408,367)	5,366,516	76,632	21,796	380,860
Voya Russell™ Mid Cap Index Portfolio - Class I	35,596,526	1,957,919	(5,008,144)	839,727	33,386,028	354,589	532,732	1,038,795
Voya U.S. Bond Index Portfolio - Class I	268,563,053	11,226,694	(27,686,149)	8,863,600	260,967,198	1,379,047	(373,358)	—
Voya U.S. Stock Index Portfolio - Class I	118,273,220	1,881,789	(11,489,576)	2,208,724	110,874,157	—	5,348,301	—
VY BlackRock Inflation Protected Bond Portfolio - Class I	129,964,040	5,252,489	(14,267,289)	6,640,621	127,589,861	965,789	(901,457)	—
	$575,852,998	$22,666,561	$(61,085,503)	$17,593,287	$555,027,343	$3,383,124	$5,014,709	$1,885,597

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

See Accompanying Notes to Financial Statements

20

PORTFOLIO OF INVESTMENTS
Voya Retirement Growth Portfolio	as of June 30, 2014 (Unaudited)

Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: 100.1%
	Affiliated Investment Companies: 100.1%
11,056,238	Voya Australia Index Portfolio - Class I	$115,427,120	2.5
24,412,950	Voya Emerging Markets Index Portfolio - Class I	283,922,608	6.0
22,085,218	Voya Euro STOXX 50 Index Portfolio - Class I	269,218,803	5.7
19,691,010	Voya FTSE 100 Index Portfolio - Class I	251,257,289	5.3
3,193,234	Voya Hang Seng Index Portfolio - Class I	44,737,214	1.0
20,360,031	Voya Japan TOPIX Index Portfolio - Class I	216,834,335	4.6
45,541,557	Voya Russell™ Mid Cap Index Portfolio - Class I	757,356,089	16.0
17,487,541	Voya Russell™ Small Cap Index Portfolio - Class I	283,997,669	6.0

Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: (continued)
	Affiliated Investment Companies (continued)
110,156,870	Voya U.S. Bond Index Portfolio - Class I	$1,180,881,642	25.0
84,757,429	Voya U.S. Stock Index Portfolio - Class I	1,320,520,737	28.0
	Total Mutual Funds (Cost $3,826,229,468)	4,724,153,506	100.1
	Liabilities in Excess of Other Assets	(2,771,594)	(0.1)
	Net Assets	$4,721,381,912	100.0

Cost for federal income tax purposes is $3,852,654,448.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$915,130,886
Gross Unrealized Depreciation	(43,631,828)
Net Unrealized Appreciation	$871,499,058

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2014
Asset Table
Investments, at fair value
Mutual Funds	$4,724,153,506	$—	$—	$4,724,153,506
Total Investments, at fair value	$4,724,153,506	$—	$—	$4,724,153,506

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

See Accompanying Notes to Financial Statements

21

PORTFOLIO OF INVESTMENTS
Voya Retirement Growth Portfolio	as of June 30, 2014 (Unaudited) (continued)

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended June 30, 2014, where the following issuers were considered an affiliate:

Issuer	Beginning Market Value at 12/31/13	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciated/ (Depreciation)	Ending Market Value at 6/30/14	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Australia Index Portfolio - Class I	$113,203,981	$7,763,161	$(10,118,482)	$4,578,460	$115,427,120	$4,449,387	$325,524	$—
Voya Emerging Markets Index Portfolio - Class I	279,561,037	23,465,475	(31,781,269)	12,677,365	283,922,608	4,090,127	(607,294)	—
Voya Euro STOXX 50 Index Portfolio - Class I	275,764,762	9,515,812	(16,419,227)	357,456	269,218,803	9,376,299	4,789,427	—
Voya FTSE 100 Index Portfolio - Class I	258,205,078	31,755,784	(17,375,470)	(21,328,103)	251,257,289	9,172,179	5,412,524	18,556,188
Voya Hang Seng Index Portfolio - Class I	43,893,770	4,215,163	(2,983,602)	(388,117)	44,737,214	1,181,081	(232,314)	—
Voya Japan TOPIX Index Portfolio - Class I	214,523,568	31,753,542	(15,260,771)	(14,182,004)	216,834,335	3,051,208	(1,093,170)	15,164,390
Voya Russell™ Mid Cap Index Portfolio - Class I	771,344,769	31,616,854	(39,938,833)	(5,666,701)	757,356,089	7,926,014	35,914,010	23,219,872
Voya Russell™ Small Cap Index Portfolio - Class I	290,576,260	29,192,245	(14,285,107)	(21,485,729)	283,997,669	2,762,468	11,372,914	16,070,790
Voya U.S. Bond Index Portfolio - Class I	1,160,900,833	54,957,827	(73,912,428)	38,935,410	1,180,881,642	6,207,165	(1,510,106)	—
Voya U.S. Stock Index Portfolio - Class I	1,345,566,052	685,327	(69,181,311)	43,450,669	1,320,520,737	—	45,217,702	—
	$4,753,540,110	$224,921,190	$(291,256,500)	$36,948,706	$4,724,153,506	$48,215,928	$99,589,217	$73,011,240

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

See Accompanying Notes to Financial Statements

22

PORTFOLIO OF INVESTMENTS
Voya Retirement Moderate Portfolio	as of June 30, 2014 (Unaudited)

Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: 100.1%
	Affiliated Investment Companies: 100.1%
2,639,495	Voya Australia Index Portfolio - Class I	$27,556,328	1.6
6,152,384	Voya Emerging Markets Index Portfolio - Class I	71,552,231	4.0
5,272,780	Voya Euro STOXX 50 Index Portfolio - Class I	64,275,190	3.6
4,701,169	Voya FTSE 100 Index Portfolio - Class I	59,986,910	3.4
762,363	Voya Hang Seng Index Portfolio - Class I	10,680,710	0.6
4,861,067	Voya Japan TOPIX Index Portfolio - Class I	51,770,364	2.9
10,759,775	Voya Russell™ Mid Cap Index Portfolio - Class I	178,935,067	10.0
2,203,550	Voya Russell™ Small Cap Index Portfolio - Class I	35,785,649	2.0
61,628,816	Voya U.S. Bond Index Portfolio - Class I	660,660,905	37.0

Shares		Value	Percentage of Net Assets
	MUTUAL FUNDS: (continued)
	Affiliated Investment Companies (continued)
25,173,831	Voya U.S. Stock Index Portfolio - Class I	$392,208,280	22.0
23,544,371	VY BlackRock Inflation Protected Bond Portfolio - Class I	231,912,054	13.0
	Total Mutual Funds (Cost $1,582,938,833)	1,785,323,688	100.1
	Liabilities in Excess of Other Assets	(971,878)	(0.1)
	Net Assets	$1,784,351,810	100.0

Cost for federal income tax purposes is $1,589,255,269.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$221,107,309
Gross Unrealized Depreciation	(25,038,890)
Net Unrealized Appreciation	$196,068,419

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2014
Asset Table
Investments, at fair value
Mutual Funds	$1,785,323,688	$—	$—	$1,785,323,688
Total Investments, at fair value	$1,785,323,688	$—	$—	$1,785,323,688

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

See Accompanying Notes to Financial Statements

23

PORTFOLIO OF INVESTMENTS
Voya Retirement Moderate Portfolio	as of June 30, 2014 (Unaudited) (continued)

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended June 30, 2014, where the following issuers were considered an affiliate:

Issuer	Beginning Market Value at 12/31/13	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciated/ (Depreciation)	Ending Market Value at 6/30/14	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Australia Index Portfolio - Class I	$27,459,260	$1,771,308	$(2,768,356)	$1,094,116	$27,556,328	$1,064,683	$83,029	$—
Voya Emerging Markets Index Portfolio - Class I	71,582,524	5,725,622	(8,968,984)	3,213,069	71,552,231	1,033,068	(194,998)	—
Voya Euro STOXX 50 Index Portfolio - Class I	66,896,475	2,468,732	(4,694,163)	(395,854)	64,275,190	2,243,698	1,635,078	—
Voya FTSE 100 Index Portfolio - Class I	62,632,684	7,439,147	(5,898,629)	(4,186,292)	59,986,910	2,194,652	392,642	4,439,989
Voya Hang Seng Index Portfolio - Class I	10,647,855	937,822	(755,651)	(149,316)	10,680,710	282,590	(2,816)	—
Voya Japan TOPIX Index Portfolio - Class I	52,038,496	7,437,580	(3,930,685)	(3,775,027)	51,770,364	730,061	103,928	3,628,377
Voya Russell™ Mid Cap Index Portfolio - Class I	185,167,245	7,999,966	(11,294,597)	(2,937,547)	178,935,067	1,876,760	10,171,920	5,498,112
Voya Russell™ Small Cap Index Portfolio - Class I	37,205,090	3,590,948	(2,072,589)	(2,937,800)	35,785,649	348,833	1,672,147	2,029,350
Voya U.S. Bond Index Portfolio - Class I	659,943,921	24,765,428	(45,129,086)	21,080,642	660,660,905	3,484,552	51,267	—
Voya U.S. Stock Index Portfolio - Class I	406,070,451	1,375,207	(26,992,763)	11,755,385	392,208,280	—	14,687,457	—
VY BlackRock Inflation Protected Bond Portfolio - Class I	229,321,889	8,209,771	(16,553,368)	10,933,762	231,912,054	1,745,592	(679,190)	—
	$1,808,965,890	$71,721,531	$(129,058,871)	$33,695,138	$1,785,323,688	$15,004,489	$27,920,464	$15,595,828

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

See Accompanying Notes to Financial Statements

24

PORTFOLIO OF INVESTMENTS
Voya Retirement Moderate Growth Portfolio	as of June 30, 2014 (Unaudited)

Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: 100.1%
	Affiliated Investment Companies: 100.1%
5,893,850	Voya Australia Index Portfolio - Class I	$61,531,796	1.9
13,737,415	Voya Emerging Markets Index Portfolio - Class I	159,766,139	5.0
11,773,448	Voya Euro STOXX 50 Index Portfolio - Class I	143,518,337	4.5
10,497,116	Voya FTSE 100 Index Portfolio - Class I	133,943,199	4.2
1,702,275	Voya Hang Seng Index Portfolio - Class I	23,848,876	0.8
10,853,946	Voya Japan TOPIX Index Portfolio - Class I	115,594,522	3.6
26,908,074	Voya Russell™ Mid Cap Index Portfolio - Class I	447,481,275	14.1
7,872,351	Voya Russell™ Small Cap Index Portfolio - Class I	127,846,981	4.0

Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: (continued)
	Affiliated Investment Companies (continued)
104,136,774	Voya U.S. Bond Index Portfolio - Class I	$1,116,346,217	35.0
55,188,218	Voya U.S. Stock Index Portfolio - Class I	859,832,439	27.0
	Total Mutual Funds (Cost $2,666,359,979)	3,189,709,781	100.1
	Liabilities in Excess of Other Assets	(1,805,857)	(0.1)
	Net Assets	$3,187,903,924	100.0

Cost for federal income tax purposes is $2,680,245,276.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$537,342,358
Gross Unrealized Depreciation	(27,877,853)
Net Unrealized Appreciation	$509,464,505

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2014
Asset Table
Investments, at fair value
Mutual Funds	3,189,709,781	$—	$—	$3,189,709,781
Total Investments, at fair value	$3,189,709,781	$—	$—	$3,189,709,781

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

See Accompanying Notes to Financial Statements

25

PORTFOLIO OF INVESTMENTS
Voya Retirement Moderate Growth Portfolio	as of June 30, 2014 (Unaudited) (continued)

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended June 30, 2014, where the following issuers were considered an affiliate:

Issuer	Beginning Market Value at 12/31/13	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciated/ (Depreciation)	Ending Market Value at 6/30/14	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Australia Index Portfolio - Class I	$60,344,280	$4,007,755	$(5,263,391)	$2,443,152	$61,531,796	$2,366,806	$167,718	$—
Voya Emerging Markets Index Portfolio - Class I	157,302,498	12,875,900	(17,522,613)	7,110,354	159,766,139	2,296,547	(339,302)	—
Voya Euro STOXX 50 Index Portfolio - Class I	146,996,408	5,023,642	(7,706,548)	(795,165)	143,518,337	4,987,771	3,533,294	—
Voya FTSE 100 Index Portfolio - Class I	137,635,537	16,498,097	(9,715,492)	(10,474,943)	133,943,199	4,879,290	2,015,308	9,871,267
Voya Hang Seng Index Portfolio - Class I	23,399,340	2,131,303	(1,467,614)	(214,153)	23,848,876	628,269	(115,735)	—
Voya Japan TOPIX Index Portfolio - Class I	114,352,222	16,679,557	(7,943,588)	(7,493,669)	115,594,522	1,623,142	(621,562)	8,066,954
Voya Russell™ Mid Cap Index Portfolio - Class I	455,720,240	18,475,019	(23,474,979)	(3,239,005)	447,481,275	4,673,127	21,153,331	13,690,289
Voya Russell™ Small Cap Index Portfolio - Class I	130,805,572	12,719,039	(6,189,046)	(9,488,584)	127,846,981	1,240,922	4,972,017	7,219,124
Voya U.S. Bond Index Portfolio - Class I	1,097,410,037	46,635,078	(62,862,020)	35,163,122	1,116,346,217	5,850,191	225,634	—
Voya U.S. Stock Index Portfolio - Class I	876,096,560	215,234	(50,456,596)	33,977,241	859,832,439	—	23,722,610	—
	$3,200,062,694	$135,260,624	$(192,601,887)	$46,988,350	$3,189,709,781	$28,546,065	$54,713,313	$38,847,634

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

See Accompanying Notes to Financial Statements

26

Investment Adviser	Transfer Agent
Directed Services LLC	BNY Mellon Investment Servicing (U.S.) Inc.
1475 Dunwoody Drive	301 Bellevue Parkway
West Chester, Pennsylvania 19380	Wilmington, Delaware 19809

Administrator	Custodian
Voya Funds Services, LLC	The Bank of New York Mellon
7337 East Doubletree Ranch Road, Suite 100	One Wall Street
Scottsdale, Arizona 85258	New York, New York 10286

Distributor	Legal Counsel
Voya Investments Distributor, LLC	Dechert LLP
7337 East Doubletree Ranch Road, Suite 100	1900 K Street, N.W.
Scottsdale, Arizona 85258	Washington, D.C. 20006

Before investing, carefully consider the investment objectives, risks, charges and expenses of the variable universal life insurance policy or variable annuity contract and the underlying variable investment options. This and other information is contained in the prospectus for the variable universal life policy or variable annuity contract and the underlying variable investment options. Obtain these prospectuses from your agent/registered representative and read them carefully before investing.

RETIREMENT | INVESTMENTS | INSURANCE voyainvestments.com	VPSAR-RETADVI (0614-082014)

Item 2. Code of Ethics.

Not required for semi-annual filing.

Item 3. Audit Committee Financial Expert.

Not required for semi-annual filing.

Item 4. Principal Accountant Fees and Services.

Not required for semi-annual filing.

Item 5. Audit Committee Of Listed Registrants.

Not required for semi-annual filing.

Item 6. Schedule of Investments.

For the Portfolios that have a complete Schedule of investments, the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

VY BlackRock Health Sciences	PORTFOLIO OF INVESTMENTS
Opportunities Portfolio	as of June 30, 2014 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.9%
		Health Care: 98.2%
188,500		Abbott Laboratories	7,709,650	1.7
270,900		AbbVie, Inc.	15,289,596	3.4
49,713	L	Acadia Pharmaceuticals, Inc.	1,123,017	0.3
19,000	L	Acceleron Pharma, Inc.	645,430	0.1
24,569		Achaogen, Inc.	342,983	0.1
42,100		Acorda Therapeutics, Inc.	1,419,191	0.3
26,400	@	Actavis PLC	5,888,520	1.3
20,000		Actelion Ltd. - Reg	2,531,395	0.6
9,200		Adamas Pharmaceuticals, Inc.	168,176	0.0
55,714		Aetna, Inc.	4,517,291	1.0
97,000		Agilent Technologies, Inc.	5,571,680	1.2
14,300	L	Agios Pharmaceuticals, Inc.	655,226	0.2
4,600	L	Akebia Therapeutics, Inc.	127,834	0.0
27,600	L	Alder Biopharmaceuticals, Inc.	553,932	0.1
58,900		Alere, Inc.	2,204,038	0.5
80,863	@	Alexion Pharmaceuticals, Inc.	12,634,844	2.8
8,200		Align Technology, Inc.	459,528	0.1
129,100	@	Alkermes PLC	6,497,603	1.4
46,018		Allergan, Inc.	7,787,166	1.7
17,000		AmerisourceBergen Corp.	1,235,220	0.3
84,819		Amgen, Inc.	10,040,025	2.2
10,800	@,L	Aquinox Pharmaceuticals, Inc.	101,196	0.0
121,200		Array Biopharma, Inc.	552,672	0.1
106,700		AstraZeneca PLC	7,938,190	1.7
40,387		AtriCure, Inc.	742,313	0.2
46,700		Baxter International, Inc.	3,376,410	0.8
84,500		Bayer AG	11,920,689	2.6
44,300		Becton Dickinson & Co.	5,240,690	1.2
26,300		BioCryst Pharmaceuticals, Inc.	335,325	0.1
51,700	@	Biogen Idec, Inc.	16,301,527	3.6
66,100		BioMarin Pharmaceuticals, Inc.	4,112,081	0.9
50,100	@	Biota Pharmaceuticals, Inc.	142,785	0.0
5,100		Bluebird Bio, Inc.	196,707	0.1
393,600	@	Boston Scientific Corp.	5,026,272	1.1
154,600		Bristol-Myers Squibb Co.	7,499,646	1.7
94,456		Cardinal Health, Inc.	6,475,903	1.4
79,500		CareFusion Corp.	3,525,825	0.8
160,342		Celgene Corp.	13,770,171	3.0
35,500	@	Celldex Therapeutics, Inc.	579,360	0.1
56,600		Cerner Corp.	2,919,428	0.6
79,300		Charles River Laboratories International, Inc.	4,244,136	0.9
88,900		Chugai Pharmaceutical Co., Ltd.	2,506,681	0.6
61,200		Cigna Corp.	5,628,564	1.2
42,800		Coloplast A/S	3,872,764	0.9
12,900	L	Conatus Pharmaceuticals, Inc.	117,519	0.0
19,500	L	Concert Pharmaceuticals, Inc.	196,950	0.1
14,600		Cooper Cos., Inc.	1,978,738	0.4
138,510		Covidien PLC	12,490,832	2.8
20,100		Dentsply International, Inc.	951,735	0.2
24,800		DexCom, Inc.	983,568	0.2
93,236		Dyax Corp.	895,066	0.2
54,453	@	Edwards Lifesciences Corp.	4,674,245	1.0
132,600		Eli Lilly & Co.	8,243,742	1.8
52,800		Envision Healthcare Holdings, Inc.	1,896,048	0.4
37,300	L	Epizyme, Inc.	1,160,776	0.3
52,600	L	Exelixis, Inc.	178,314	0.0
34,366	@	Express Scripts Holding Co.	2,382,595	0.5
66,100	@	Forest Laboratories, Inc.	6,543,900	1.4
21,100		Genomic Health, Inc.	578,140	0.1
78,160	@	Gilead Sciences, Inc.	6,480,246	1.4
123,600	@	HCA Holdings, Inc.	6,968,568	1.5
26,300	@	ICON PLC	1,238,993	0.3
43,100	@	Illumina, Inc.	7,695,074	1.7
26,900	@	Incyte Corp., Ltd.	1,518,236	0.3
39,700	@	Infinity Pharmaceuticals, Inc.	505,778	0.1
111,100		InterMune, Inc.	4,905,065	1.1
93,711	L	Intra-Cellular Therapies, Inc.	1,579,967	0.4
24,840	L	Isis Pharmaceuticals, Inc.	855,738	0.2
161,100		Johnson & Johnson	16,854,282	3.7
43,110	L	Karyopharm Therapeutics, Inc.	2,006,770	0.4
19,500	L	Kite Pharma, Inc.	563,940	0.1
7,400		MacroGenics, Inc.	160,802	0.0
47,700	L	Mallinckrodt PLC - W/I	3,816,954	0.8
21,400	@	Masimo Corp.	505,040	0.1
37,731		McKesson Corp.	7,025,889	1.6
1,546,390	@,X	Medipattern Corp.	–	–
27,500	@	Medivation, Inc.	2,119,700	0.5
104,388		Medtronic, Inc.	6,655,779	1.5
259,000		Merck & Co., Inc.	14,983,150	3.3
75,400	@	Mylan Laboratories	3,887,624	0.9
90,513	@	Neurocrine Biosciences, Inc.	1,343,213	0.3
117,000		Novartis AG	10,595,331	2.3
50,500	@	Perrigo Co. PLC	7,360,880	1.6
262,930		Pfizer, Inc.	7,803,762	1.7
34,000		Phibro Animal Health Corp.	746,300	0.2
43,800		Premier, Inc.	1,270,200	0.3
12,600	@,L	Prosensa Holdings BV	159,012	0.0
138,226	@,L	Protalix BioTherapeutics, Inc.	504,525	0.1
25,500		Puma Biotechnology, Inc.	1,683,000	0.4
1,276,400	@	PW Medtech Group Ltd.	685,737	0.2

See Accompanying Notes to Financial Statements

1

VY BlackRock Health Sciences	PORTFOLIO OF INVESTMENTS
Opportunities Portfolio	as of June 30, 2014 (Unaudited) (continued)

10,700		Receptos, Inc.	455,820	0.1
19,975		Regeneron Pharmaceuticals, Inc.	5,642,338	1.2
23,000		Roche Holding AG - Genusschein	6,853,009	1.5
18,500	@	Salix Pharmaceuticals Ltd.	2,281,975	0.5
123,155		Seattle Genetics, Inc.	4,710,679	1.0
23,500		Shire PLC ADR	5,534,015	1.2
100,500		St. Jude Medical, Inc.	6,959,625	1.5
107,200		Stryker Corp.	9,039,104	2.0
47,800		Team Health Holdings, Inc.	2,387,132	0.5
40,900	@,L	Tekmira Pharmaceuticals Corp.	534,154	0.1
49,000		Thermo Fisher Scientific, Inc.	5,782,000	1.3
47,026	X	Ultragenyx Pharmaceutical, Inc. - Private Placement	2,026,557	0.4
10,700	@	Uniqure B.V.	145,413	0.0
131,375		UnitedHealth Group, Inc.	10,739,906	2.4
66,200		Universal Health Services, Inc.	6,339,312	1.4
33,400	@	Valeant Pharmaceuticals International	4,212,408	0.9
48,900	@	Varian Medical Systems, Inc.	4,065,546	0.9
28,680	L	Verastem, Inc.	259,841	0.1
16,020	@	Vertex Pharmaceuticals, Inc.	1,516,774	0.3
27,600		WellPoint, Inc.	2,970,036	0.7
10,000		Zafgen, Inc.	197,800	0.1
21,300		Zimmer Holdings, Inc.	2,212,218	0.5
38,800		Zoetis, Inc.	1,252,076	0.3
			446,281,141	98.2

		Materials: 0.7%
31,500		Sigma-Aldrich Corp.	3,196,620	0.7

	Total Common Stock
	(Cost $367,392,703)		449,477,761	98.9

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.7%
	Securities Lending Collateralcc(1): 2.2%
2,392,521	Cantor Fitzgerald, Repurchase Agreement dated 06/30/14, 0.13%, due 07/01/14 (Repurchase Amount $2,392,530, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.500%, Market Value plus accrued interest $2,440,371, due 07/15/14-04/20/64)	2,392,521	0.5
896,104	Credit Suisse Securities, Repurchase Agreement dated 06/30/14, 0.06%, due 07/01/14 (Repurchase Amount $896,105, collateralized by various U.S. Government Securities, 0.000%, Market Value plus accrued interest $914,034, due 08/15/14-11/15/43)	896,104	0.2
2,392,521	HSBC Securities USA, Repurchase Agreement dated 06/30/14, 0.07%, due 07/01/14 (Repurchase Amount $2,392,526, collateralized by various U.S. Government Securities, 0.000%-6.375%, Market Value plus accrued interest $2,440,379, due 07/10/14-08/15/42)	2,392,521	0.5
2,000,000	Millenium Fixed Income Ltd., Repurchase Agreement dated 06/30/14, 0.15%, due 07/01/14 (Repurchase Amount $2,000,008, collateralized by various U.S. Government Securities, 0.750%-6.125%, Market Value plus accrued interest $2,040,000, due 12/31/17-04/15/28)	2,000,000	0.5
2,392,521	Nomura Securities, Repurchase Agreement dated 06/30/14, 0.11%, due 07/01/14 (Repurchase Amount $2,392,528, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-8.875%, Market Value plus accrued interest $2,440,371, due 07/01/14-07/15/56)	2,392,521	0.5
		10,073,667	2.2

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.5%
2,005,776	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.030%††
	(Cost $2,005,776)	2,005,776	0.5

	Total Short-Term Investments
	(Cost $12,079,443)	12,079,443	2.7

See Accompanying Notes to Financial Statements

2

VY BlackRock Health Sciences	PORTFOLIO OF INVESTMENTS
Opportunities Portfolio	as of June 30, 2014 (Unaudited) (continued)

Total Investments in Securities (Cost $379,472,146)	$461,557,204	101.6
Liabilities in Excess of Other Assets	(7,234,880)	(1.6)
Net Assets	$454,322,324	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of June 30, 2014.
@	Non-income producing security

ADR	American Depositary Receipt
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at June 30, 2014.
X	Fair value determined by Voya funds Valuation Committee appointed by the Funds' Board of Directors/Trustees.
(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

Cost for federal income tax purposes is $379,587,011.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$86,897,326
Gross Unrealized Depreciation	(4,927,133)

Net Unrealized Appreciation	$81,970,193

See Accompanying Notes to Financial Statements

3

VY Clarion Global Real Estate	PORTFOLIO OF INVESTMENTS (Unaudited)
Portfolio	as of June 30, 2014

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.2%
		Australia: 6.4%
908,200		Federation Centres Ltd	2,131,367	0.6
841,517		Goodman Group	4,006,457	1.1
565,285		Investa Office Fund	1,812,977	0.5
84,420		Lend Lease Corp., Ltd.	1,043,642	0.3
3,145,641		Mirvac Group	5,293,552	1.5
855,045	@	Scentre Group	2,580,052	0.7
866,900		Stockland	3,170,658	0.9
423,245		Westfield Corp.	2,853,561	0.8
			22,892,266	6.4

		Austria: 0.1%
55,600		Atrium European Real Estate Ltd.	332,245	0.1

		Canada: 0.5%
23,100		Boardwalk Real Estate Investment Trust	1,412,779	0.4
21,000		RioCan Real Estate Investment Trust	537,473	0.1
			1,950,252	0.5

		France: 5.9%
15,052	L	Fonciere Des Regions	1,632,732	0.5
12,500		Gecina S.A.	1,821,305	0.5
13,606		ICADE	1,458,466	0.4
101,683		Klepierre	5,181,107	1.5
46,460		Mercialys	1,082,773	0.3
33,349		Unibail-Rodamco SE	9,704,909	2.7
			20,881,292	5.9

		Germany: 1.0%
50,490	@	LEG Immobilien AG	3,396,621	1.0

		Hong Kong: 6.6%
429,959		Cheung Kong Holdings Ltd.	7,628,183	2.1
551,213		Hongkong Land Holdings Ltd.	3,678,614	1.0
376,300		Link Real Estate Investment Trust	2,025,913	0.6
430,757		Sino Land Co.	709,078	0.2
465,000		Sun Hung Kai Properties Ltd.	6,380,734	1.8
1,067,300		Swire Properties Ltd.	3,119,134	0.9
			23,541,656	6.6

		Japan: 17.2%
150		Activia Properties, Inc.	1,319,860	0.4
25,617		Daito Trust Construction Co., Ltd.	3,012,279	0.9
104,812		Daiwa House Industry Co., Ltd.	2,172,818	0.6
1,261		GLP J-Reit	1,413,451	0.4
1,356		Japan Hotel REIT Investment Corp.	713,989	0.2
791		Japan Real Estate Investment Corp.	4,607,358	1.3
2,412		Japan Retail Fund Investment Corp.	5,426,318	1.5
350		Kenedix Office Investment Corp.	1,905,323	0.5
412,319		Mitsubishi Estate Co., Ltd.	10,186,552	2.9
391,682		Mitsui Fudosan Co., Ltd.	13,218,982	3.7
179		Nippon Building Fund, Inc.	1,046,594	0.3
835		Nippon Prologis REIT, Inc.	1,947,336	0.5
1,066		Orix JREIT, Inc.	1,495,236	0.4
106,700		Hulic Co. Ltd.	1,407,336	0.4
172,000		Sumitomo Realty & Development Co., Ltd.	7,388,528	2.1
187,800		Tokyo Tatemono Co., Ltd.	1,739,473	0.5
1,348		United Urban Investment Corp.	2,176,263	0.6
			61,177,696	17.2

		Luxembourg: 0.8%
153,168	@	GAGFAH SA	2,785,929	0.8

		Netherlands: 1.1%
14,350		Corio NV	732,415	0.2
30,037		Eurocommercial Properties NV	1,482,898	0.4
265,555		Nieuwe Steen Investments Funds NV	1,676,027	0.5
			3,891,340	1.1

		Singapore: 3.3%
2,518,800		CapitaCommercial Trust	3,440,230	1.0
206,000		CapitaLand Ltd.	529,018	0.2
218,679		CapitaMall Trust	346,620	0.1
239,500		Frasers Centrepoint Trust	364,151	0.1
1,999,000		Global Logistic Properties Ltd.	4,332,315	1.2
1,749,400		Suntec Real Estate Investment Trust	2,542,086	0.7
			11,554,420	3.3

		Sweden: 1.1%
119,083		Castellum AB	2,110,760	0.6
24,600		Fabege AB	348,060	0.1
94,667		Hufvudstaden AB	1,328,046	0.4
			3,786,866	1.1

		Switzerland: 0.5%
17,962		PSP Swiss Property AG	1,689,203	0.5

		United Kingdom: 6.6%
320,399		British Land Co. PLC	3,849,774	1.1
65,110		Derwent Valley Holdings PLC	2,982,144	0.8
320,890		Great Portland Estates PLC	3,534,896	1.0
346,405		Hammerson PLC	3,437,282	1.0
446,855		Land Securities Group PLC	7,918,005	2.2
260,000		Safestore Holdings Ltd.	970,017	0.3
101,356		Unite Group PLC	683,322	0.2
			23,375,440	6.6

		United States: 48.1%
35,000		American Homes 4 Rent	621,600	0.2

See Accompanying Notes to Financial Statements

4

VY Clarion Global Real Estate	PORTFOLIO OF INVESTMENTS
Portfolio	as of June 30, 2014 (Unaudited) (continued)

343,300		American Realty Capital Properties, Inc.	4,301,549	1.2
47,125		AvalonBay Communities, Inc.	6,700,704	1.9
129,600		BioMed Realty Trust, Inc.	2,829,168	0.8
41,480		Boston Properties, Inc.	4,902,106	1.4
137,600		Brandywine Realty Trust	2,146,560	0.6
79,700		Brixmor Property Group, Inc.	1,829,115	0.5
268,100		DCT Industrial Trust, Inc.	2,201,101	0.6
245,000		DDR Corp.	4,319,350	1.2
111,800		Douglas Emmett, Inc.	3,154,996	0.9
237,600		Duke Realty Corp.	4,314,816	1.2
130,700		Equity Residential	8,234,100	2.3
34,870		Essex Property Trust, Inc.	6,447,812	1.8
23,000		Extended Stay America, Inc.	532,680	0.1
8,700		Federal Realty Investment Trust	1,052,004	0.3
258,882		General Growth Properties, Inc.	6,099,260	1.7
25,100		HCP, Inc.	1,038,638	0.3
141,000		Health Care Real Estate Investment Trust, Inc.	8,836,471	2.5
97,900		Healthcare Realty Trust, Inc.	2,488,618	0.7
114,700		Healthcare Trust of America, Inc.	1,380,988	0.4
40,800		Highwoods Properties, Inc.	1,711,560	0.5
123,100		Hilton Worldwide Holdings, Inc.	2,868,230	0.8
452,221		Host Hotels & Resorts, Inc.	9,953,384	2.8
86,400		Kilroy Realty Corp.	5,380,992	1.5
147,500		Kimco Realty Corp.	3,389,550	1.0
184,300		Lexington Realty Trust	2,029,143	0.6
99,700		Liberty Property Trust	3,781,621	1.1
69,065		Macerich Co.	4,610,089	1.3
39,400		Pebblebrook Hotel Trust	1,456,224	0.4
47,800		Post Properties, Inc.	2,555,388	0.7
203,827		ProLogis, Inc.	8,375,251	2.4
22,444		Public Storage, Inc.	3,845,779	1.1
63,600		Ramco-Gershenson Properties	1,057,032	0.3
12,000		Realty Income Corp.	533,040	0.1
86,700		Senior Housing Properties Trust	2,105,943	0.6
76,031		Simon Property Group, Inc.	12,642,435	3.6
62,500		SL Green Realty Corp.	6,838,125	1.9
305,200		Spirit Realty Capital, Inc.	3,467,072	1.0
130,500	@	Strategic Hotel Capital, Inc.	1,528,155	0.4
119,600		Sunstone Hotel Investors, Inc.	1,785,628	0.5
29,340		Tanger Factory Outlet Centers, Inc.	1,026,020	0.3
33,020		Taubman Centers, Inc.	2,503,246	0.7
214,975		UDR, Inc.	6,154,734	1.7
65,731	Vornado Realty Trust	7,015,470	2.0
37,515	Washington Prime Group, Inc.	703,031	0.2
		170,748,778	48.1

	Total Common Stock
	(Cost $231,314,848)	352,004,004	99.2

WARRANTS: 0.0%
	Financials: 0.0%
24,750	Sun Hung Kai Properties Ltd.	32,317	0.0

	Total Warrants
	(Cost $7,660)	32,317	0.0

	Total Long-Term Investments
	(Cost $231,322,508)	352,036,321	99.2

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.0%
	Securities Lending Collateralcc(1): 0.3%
57,137	Cantor Fitzgerald, Repurchase Agreement dated 06/30/14, 0.13%, due 07/01/14 (Repurchase Amount $57,137, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.500%, Market Value plus accrued interest $58,280, due 07/15/14-04/20/64)	57,137	0.0
1,000,000	Millenium Fixed Income Ltd., Repurchase Agreement dated 06/30/14, 0.15%, due 07/01/14 (Repurchase Amount $1,000,004, collateralized by various U.S. Government Securities, 0.750%-6.125%, Market Value plus accrued interest $1,020,000, due 12/31/17-04/15/28)	1,000,000	0.3
		1,057,137	0.3

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.7%
2,475,936	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.030%††
	(Cost $2,475,936)	2,475,936	0.7

	Total Short-Term Investments
	(Cost $3,533,073)	3,533,073	1.0

See Accompanying Notes to Financial Statements

5

VY Clarion Global Real Estate	PORTFOLIO OF INVESTMENTS
Portfolio	as of June 30, 2014 (Unaudited) (continued)

Total Investments in Securities (Cost $234,855,581)	$355,569,394	100.2
Liabilities in Excess of Other Assets	(698,165)	(0.2)
Net Assets	$354,871,229	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of June 30, 2014.
@	Non-income producing security

cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at June 30, 2014.
(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

Cost for federal income tax purposes is $260,962,592.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$111,795,659
Gross Unrealized Depreciation	(17,188,857)

Net Unrealized Appreciation	$94,606,802

REIT Diversification	Percentage of Net Assets
Retail REITs	22.3%
Diversified REITs	15.8
Diversified Real Estate Activities	13.0
Office REITs	12.1
Residential REITs	10.2
Real Estate Operating Companies	6.7
Specialized REITs	6.0
Industrial REITs	5.0
Hotels, Resorts & Cruise Lines	4.6
Real Estate Development	2.7
Real Estate Services	0.8
Assets in Excess of Other Liabilities*	0.8
Net Assets	100.0%

*	Includes short-term investments.

See Accompanying Notes to Financial Statements

6

VY FMRSM Diversified Mid Cap	PORTFOLIO OF INVESTMENTS
Portfolio	as of June 30, 2014 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.6%
		Consumer Discretionary: 15.1%
25,000		Advance Auto Parts, Inc.	3,373,000	0.3
49,368		American Public Education, Inc.	1,697,272	0.1
40,300	@	ANN, Inc.	1,657,942	0.1
51,100		ARAMARK Holdings Corp.	1,322,468	0.1
20,260		BorgWarner, Inc.	1,320,749	0.1
171,021		Brinker International, Inc.	8,320,172	0.7
27,700		Carnival Corp.	1,042,905	0.1
58,400	@	Deckers Outdoor Corp.	5,041,672	0.4
67,847	@	Delphi Automotive PLC	4,663,803	0.4
47,000		Dollar General Corp.	2,695,920	0.2
105,300	@	Dollar Tree, Inc.	5,734,638	0.5
214,380		Foot Locker, Inc.	10,873,354	0.9
99,058		Gentex Corp.	2,881,597	0.2
106,472	@	G-III Apparel Group Ltd.	8,694,503	0.7
129,029		Goodyear Tire & Rubber Co.	3,584,426	0.3
53,821		Grand Canyon Education, Inc.	2,474,151	0.2
12,385		Guess?, Inc.	334,395	0.0
103,800		Hanesbrands, Inc.	10,218,072	0.9
93,132		Harley-Davidson, Inc.	6,505,270	0.6
50,994		Harman International Industries, Inc.	5,478,285	0.5
121,804		Iida Group Holdings Co. Ltd.	1,851,242	0.2
457,200		Interpublic Group of Cos., Inc.	8,919,972	0.8
19,901	@	Jarden Corp.	1,181,124	0.1
93,000		Johnson Controls, Inc.	4,643,490	0.4
10,534	@	Jubilant Foodworks Ltd.	229,178	0.0
26,100		Lithia Motors, Inc.	2,455,227	0.2
47,300	@	LKQ Corp.	1,262,437	0.1
24,500		Macy's, Inc.	1,421,490	0.1
105,199		McGraw-Hill Cos., Inc.	8,734,673	0.7
20,400		Murphy USA, Inc.	997,356	0.1
9,400		Naspers Ltd.	1,106,783	0.1
438,112	@	New Focus Auto Tech Holdings Ltd.	33,917	0.0
2,263	@	NVR, Inc.	2,603,808	0.2
3,509		Page Industries Ltd.	417,833	0.0
22,219		Polaris Industries, Inc.	2,893,803	0.3
127,900		Pulte Homes, Inc.	2,578,464	0.2
46,500		Ralph Lauren Corp.	7,472,085	0.6
75,000	@	Royal Caribbean Cruises Ltd.	4,170,000	0.4
8,301	@	Signet Jewelers Ltd.	918,008	0.1
133,716	@	Tenneco, Inc.	8,785,141	0.7
7,100		TripAdvisor, Inc.	771,486	0.1
49,819		TRW Automotive Holdings Corp.	4,459,797	0.4
207,600	@	Urban Outfitters, Inc.	7,029,336	0.6
31,800		VF Corp.	2,003,400	0.2
49,732		Visteon Corp.	4,824,501	0.4
32,600		Williams-Sonoma, Inc.	2,340,028	0.2
98,622		Wyndham Worldwide Corp.	7,467,658	0.6
			179,486,831	15.1

		Consumer Staples: 3.1%
86,179		Archer-Daniels-Midland Co.	3,801,356	0.3
6,211		Britannia Industries Ltd.	104,067	0.0
62,733	@	Bunge Ltd.	4,745,124	0.4
111,663		CVS Caremark Corp.	8,416,040	0.7
122,932		Dr Pepper Snapple Group, Inc.	7,201,356	0.6
18,746		Ingredion, Inc.	1,406,700	0.1
30,802		Keurig Green Mountain, Inc.	3,838,237	0.3
126,900		Kroger Co.	6,272,667	0.6
39,700	@	SunOpta, Inc.	559,197	0.1
			36,344,744	3.1

		Energy: 8.4%
64,989		Apache Corp.	6,539,193	0.5
88,000	@	Atwood Oceanics, Inc.	4,618,240	0.4
45,500		Baker Hughes, Inc.	3,387,475	0.3
105,748		Canadian Natural Resources Ltd.	4,859,027	0.4
17,200		Carrizo Oil & Gas, Inc.	1,191,272	0.1
101,000		Chesapeake Energy Corp.	3,139,080	0.3
26,866		Cimarex Energy Co.	3,854,196	0.3
59,505	L	Continental Resources, Inc.	9,404,170	0.8
32,687		Denbury Resources, Inc.	603,402	0.0
74,749		Devon Energy Corp.	5,935,070	0.5
22,279		Diamondback Energy, Inc.	1,978,375	0.2
184,500	@,L	Energy XXI Bermuda Ltd.	4,359,735	0.4
125,300		Halliburton Co.	8,897,553	0.7
72,179		National Oilwell Varco, Inc.	5,943,941	0.5
154,900	@	Newfield Exploration Co.	6,846,580	0.6
100,850	@	Noble Corp. PLC	3,384,526	0.3
10,900		Oceaneering International, Inc.	851,617	0.1
132,638		Peabody Energy Corp.	2,168,631	0.2
98,755		Phillips 66	7,942,865	0.7
131,400		Suncor Energy, Inc.	5,603,018	0.5
54,400		Valero Energy Corp.	2,725,440	0.2
19,400		Western Refining, Inc.	728,470	0.0
56,984	@	Whiting Petroleum Corp.	4,572,966	0.4
			99,534,842	8.4

		Financials: 9.0%
2,950	@,L	Altisource Asset Management Corp.	2,133,027	0.2
95,310		Altisource Residential Corp.	2,480,919	0.2
51,496		American Express Co.	4,885,426	0.4
80,500		Ameriprise Financial, Inc.	9,660,000	0.8
240,516		Blackstone Group LP	8,042,855	0.7
238,329		Boston Private Financial Holdings, Inc.	3,203,142	0.3
47,000		Brown & Brown, Inc.	1,443,370	0.1

See Accompanying Notes to Financial Statements

7

VY FMRSM Diversified Mid Cap	PORTFOLIO OF INVESTMENTS
Portfolio	as of June 30, 2014 (Unaudited) (continued)

303,786	@	CBRE Group, Inc.	9,733,303	0.8
6,900		Chubb Corp.	635,973	0.1
10,713		Comerica, Inc.	537,364	0.0
9,228		Commerce Bancshares, Inc.	429,102	0.0
11,526		CRISIL Ltd.	343,544	0.0
44,100		Digital Realty Trust, Inc.	2,571,912	0.2
35,144		Discover Financial Services	2,178,225	0.2
28,200	@	E*Trade Financial Corp.	599,532	0.1
48,420		East-West Bancorp., Inc.	1,694,216	0.1
25,700		Fidelity & Guaranty Life	615,258	0.1
71,761		First Commonwealth Financial Corp.	661,636	0.1
17,100		Howard Hughes Corp.	2,698,893	0.2
456,727		Huntington Bancshares, Inc.	4,357,176	0.4
69,009		Jones Lang LaSalle, Inc.	8,722,048	0.7
87,650		Ladder Capital Corp.	1,583,835	0.1
61,745		Lakeland Financial Corp.	2,356,189	0.2
69,642	@	Lazard Ltd.	3,590,742	0.3
25,400		Liberty Property Trust	963,422	0.1
6,600		M&T Bank Corp.	818,730	0.1
136,701		Marsh & McLennan Cos., Inc.	7,083,846	0.6
26,870		MAX India Ltd.	128,777	0.0
33,604		Mid-America Apartment Communities, Inc.	2,454,772	0.2
41,797		Primerica, Inc.	1,999,986	0.2
54,425		Raymond James Financial, Inc.	2,760,980	0.2
42,314		Reinsurance Group of America, Inc.	3,338,575	0.3
479,100		SLM Corp.	3,981,321	0.3
215,187		SunTrust Bank	8,620,391	0.7
2,300		UMB Financial Corp.	145,797	0.0
			107,454,284	9.0

		Health Care: 11.0%
38,861	@	Actavis PLC	8,667,946	0.7
114,500		Agilent Technologies, Inc.	6,576,880	0.6
416,165	@	Boston Scientific Corp.	5,314,427	0.4
90,798		Cardinal Health, Inc.	6,225,111	0.5
59,600	@	Community Health Systems, Inc.	2,704,052	0.2
35,300		Covidien PLC	3,183,354	0.3
39,523		CR Bard, Inc.	5,652,184	0.5
34,727		DaVita, Inc.	2,511,457	0.2
14,097		Greatbatch, Inc.	691,599	0.1
82,310	@	HCA Holdings, Inc.	4,640,638	0.4
221,600	@	Hologic, Inc.	5,617,560	0.5
25,100		Humana, Inc.	3,205,772	0.3
72,709		Jazz Pharmaceuticals PLC	10,688,950	0.9
41,629	L	Mallinckrodt PLC - W/I	3,331,152	0.3
46,944		McKesson Corp.	8,741,442	0.7
194,900		MedAssets, Inc.	4,451,516	0.4
81,645		Mednax, Inc.	4,747,657	0.4
31,800	@	Molina Healthcare, Inc.	1,419,234	0.1
51,144	@	Mylan Laboratories	2,636,985	0.2
84,475		Omnicare, Inc.	5,623,501	0.5
70,571	@	Salix Pharmaceuticals Ltd.	8,704,933	0.7
96,300		Steris Corp.	5,150,124	0.4
30,141		Stryker Corp.	2,541,489	0.2
170,062		Teva Pharmaceutical Industries Ltd. ADR	8,914,650	0.8
54,757		Thermo Fisher Scientific, Inc.	6,461,326	0.5
35,217		Trinity Biotech PLC ADR	811,047	0.1
8,967	@	United Therapeutics Corp.	793,490	0.1
			130,008,476	11.0

		Industrials: 19.9%
11,400		Acuity Brands, Inc.	1,576,050	0.1
34,772	@	AerCap Holdings NV	1,592,558	0.1
228,943		Air Lease Corp.	8,832,621	0.7
28,087		Atlas Air Worldwide Holdings, Inc.	1,035,006	0.1
32,600		BE Aerospace, Inc.	3,015,174	0.3
79,697		Caterpillar, Inc.	8,660,673	0.7
120,553		Con-way, Inc.	6,077,077	0.5
2,400		Crane Co.	178,464	0.0
30,268		Cummins, Inc.	4,670,050	0.4
107,601		Curtiss-Wright Corp.	7,054,321	0.6
48,821		Delta Airlines, Inc.	1,890,349	0.2
48,748		Dun & Bradstreet Corp.	5,372,030	0.5
176,402		EMCOR Group, Inc.	7,855,181	0.7
63,154		EnerSys	4,344,364	0.4
34,939	@	Esterline Technologies Corp.	4,022,178	0.3
55,443		FedEx Corp.	8,392,961	0.7
40,437		Fluor Corp.	3,109,605	0.3
41,355		GATX Corp.	2,768,304	0.2
30,712		Granite Construction, Inc.	1,105,018	0.1
31,200	@	HUB Group, Inc.	1,572,480	0.1
32,700		Huntington Ingalls Industries, Inc.	3,093,093	0.3
78,973		Huron Consulting Group, Inc.	5,592,868	0.5
14,446		IDEX Corp.	1,166,370	0.1
43,940		Illinois Tool Works, Inc.	3,847,386	0.3
81,603	@	Ingersoll-Rand PLC - Class A	5,101,003	0.4
141,250		ITT Corp.	6,794,125	0.6
33,075	@	Jacobs Engineering Group, Inc.	1,762,236	0.1
18,000		JB Hunt Transport Services, Inc.	1,328,040	0.1
256,042		KAR Auction Services, Inc.	8,160,058	0.7
13,300		Kennametal, Inc.	615,524	0.1
46,100		Lennox International, Inc.	4,129,177	0.3
224,303		Manitowoc Co., Inc.	7,370,597	0.6
27,841		Manpower, Inc.	2,362,309	0.2
95,600		MRC Global, Inc.	2,704,524	0.2
46,656		Mueller Industries, Inc.	1,372,153	0.1
24,844		NOW, Inc./DE	899,601	0.1
17,091	@	Pentair PLC	1,232,603	0.1
93,921		Performant Financial Corp.	948,602	0.1
77,281		Primoris Services Corp.	2,228,784	0.2
190,928	@	Quanta Services, Inc.	6,602,290	0.6
28,307		Regal-Beloit Corp.	2,223,798	0.2

See Accompanying Notes to Financial Statements

8

VY FMRSM Diversified Mid Cap	PORTFOLIO OF INVESTMENTS
Portfolio	as of June 30, 2014 (Unaudited) (continued)

80,035		Republic Services, Inc.	3,038,929	0.3
75,401		Rexnord Corp.	2,122,538	0.2
21,113		Roadrunner Transportation Systems, Inc.	593,275	0.0
37,008		Roper Industries, Inc.	5,403,538	0.5
73,773		Ryder System, Inc.	6,498,664	0.5
33,810	@	Saia, Inc.	1,485,273	0.1
46,800		Snap-On, Inc.	5,546,736	0.5
149,624		Southwest Airlines Co.	4,018,901	0.3
199,736		Spirit Airlines, Inc.	12,631,305	1.1
56,173		SPX Corp.	6,078,480	0.5
229,453		Swift Transportation Co.	5,789,099	0.5
41,900		Terex Corp.	1,722,090	0.1
255,342		Textron, Inc.	9,777,045	0.8
10,625		Towers Watson & Co.	1,107,444	0.1
50,600	@,X	Uzel Makina Sanayii AS	–	–
33,396		Valmont Industries, Inc.	5,074,522	0.4
65,000	@	WABCO Holdings, Inc.	6,943,300	0.6
39,700		Wabtec Corp.	3,278,823	0.3
42,688		Woodward Governor Co.	2,142,084	0.2
500		WW Grainger, Inc.	127,135	0.0
			236,038,786	19.9

		Information Technology: 25.8%
181,760		Activision Blizzard, Inc.	4,053,248	0.3
23,705		Alliance Data Systems Corp.	6,667,031	0.6
62,600		Applied Materials, Inc.	1,411,630	0.1
164,195	@	Arrow Electronics, Inc.	9,919,020	0.8
524,300	@	Atmel Corp.	4,912,691	0.4
12,895	@	Avago Technologies Ltd.	929,343	0.1
81,733		Avnet, Inc.	3,621,589	0.3
185,100		Broadcom Corp.	6,870,912	0.6
87,743		Broadridge Financial Solutions, Inc. ADR	3,653,618	0.3
404,211		Brocade Communications Systems, Inc.	3,718,741	0.3
440,200	@	Cadence Design Systems, Inc.	7,699,098	0.6
283,547		CDW Corp./DE	9,039,478	0.8
84,178		Cognizant Technology Solutions Corp.	4,117,146	0.3
107,785		Computer Sciences Corp.	6,812,012	0.6
46,772		Conversant, Inc.	1,188,009	0.1
280,200	@	Electronic Arts, Inc.	10,050,774	0.8
184,694		EMC Corp.	4,864,840	0.4
39,800		Euronet Worldwide, Inc.	1,919,952	0.2
65,491	@	F5 Networks, Inc.	7,298,317	0.6
25,800		Fair Isaac Corp.	1,645,008	0.1
306,300		Fairchild Semiconductor International, Inc.	4,778,280	0.4
192,680		Fidelity National Information Services, Inc.	10,547,303	0.9
168,122		Fiserv, Inc.	10,141,119	0.9
54,168		FleetCor Technologies, Inc.	7,139,342	0.6
164,342	@	Flextronics International Ltd.	1,819,266	0.2
324,818		Freescale Semiconductor Holdings Ltd.	7,633,223	0.6
118,084	@	Genpact Ltd.	2,070,012	0.2
124,941		Global Payments, Inc.	9,101,952	0.8
11,816		Google, Inc.	6,797,508	0.6
200		Google, Inc. – Class A	116,934	0.0
12,455		IAC/InterActiveCorp	862,260	0.1
153,400		Ingram Micro, Inc.	4,480,814	0.4
63,797		Intuit, Inc.	5,137,572	0.4
65,700		Jabil Circuit, Inc.	1,373,130	0.1
303,133	@	Juniper Networks, Inc.	7,438,884	0.6
38,454		Knowles Corp.	1,182,076	0.1
164,800	@	Marvell Technology Group Ltd.	2,361,584	0.2
73,700		Methode Electronics, Inc.	2,816,077	0.2
72,864		Microchip Technology, Inc.	3,556,492	0.3
257,724		Nvidia Corp.	4,778,203	0.4
195,449	@	NXP Semiconductor NV	12,934,815	1.1
627,896	@	PMC - Sierra, Inc.	4,778,289	0.4
163,986	@	PTC, Inc.	6,362,657	0.5
860,800	@	RF Micro Devices, Inc.	8,255,072	0.7
414,200	@	Riverbed Technolgoy, Inc.	8,544,946	0.7
277,497	@	Rovi Corp.	6,648,828	0.6
8,100		Sandisk Corp.	845,883	0.1
329,521	@	Sapient Corp.	5,354,716	0.5
87,400	@	Semtech Corp.	2,285,510	0.2
39,726		Skyworks Solutions, Inc.	1,865,533	0.2
160,358		Super Micro Computer, Inc.	4,052,247	0.3
196,751	@	Synopsys, Inc.	7,637,874	0.6
204,874	@	TE Connectivity Ltd.	12,669,408	1.1
85,500		Tencent Holdings Ltd.	1,300,716	0.1
224,543		Total System Services, Inc.	7,052,896	0.6
70,500	@	Trimble Navigation Ltd.	2,604,975	0.2
52,600		Vantiv, Inc.	1,768,412	0.2
146,079		Verint Systems, Inc.	7,165,175	0.6
9,700		WEX, Inc.	1,018,209	0.1
673,136		Xerox Corp.	8,373,812	0.7
			306,044,461	25.8

		Materials: 5.2%
77,292		Albemarle Corp.	5,526,378	0.5
7,400		Ashland, Inc.	804,676	0.1
657,500	@	B2Gold Corp.	1,916,335	0.2
51,100		Boise Cascade Co.	1,463,504	0.1
76,089		Cabot Corp.	4,412,401	0.4
5,200		CF Industries Holdings, Inc.	1,250,756	0.1
155,800	@	Constellium NV - Class A	4,994,948	0.4
87,614		Cytec Industries, Inc.	9,236,268	0.8
212,396	@	Ferro Corp.	2,667,694	0.2
59,800		Huntsman Corp.	1,680,380	0.1
39,897	@	LyondellBasell Industries NV - Class A	3,895,942	0.3
71,200		Methanex Corp.	4,401,915	0.4
395,664	@	New Gold, Inc.	2,510,328	0.2

See Accompanying Notes to Financial Statements

9

VY FMRSM Diversified Mid Cap	PORTFOLIO OF INVESTMENTS
Portfolio	as of June 30, 2014 (Unaudited) (continued)

119,347		Packaging Corp. of America	8,532,117	0.7
189,427		PolyOne Corp.	7,982,454	0.7
			61,276,096	5.2

		Telecommunication Services: 0.6%
4,387		Telephone & Data Systems, Inc.	114,545	0.0
142,600		Verizon Communications, Inc.	6,977,418	0.6
			7,091,963	0.6

		Utilities: 0.5%
38,618		Dynegy, Inc.	1,343,907	0.1
50,132		Energen Corp.	4,455,732	0.4
17,300		ITC Holdings Corp.	631,104	0.0
			6,430,743	0.5

	Total Common Stock
	(Cost $1,020,394,659)		1,169,711,226	98.6

PREFERRED STOCK: 0.2%
		Financials: 0.2%
1,100	#,P	Ally Financial, Inc.	1,108,285	0.1
61,456	P	GMAC Capital Trust I	1,677,749	0.1

	Total Preferred Stock
	(Cost $2,077,970)		2,786,034	0.2

WARRANTS: 0.0%
		Energy: 0.0%
22,657		Voyager Oil & Gas, Inc.	102	0.0

	Total Warrants
	(Cost $–)		102	0.0

	Total Long-Term Investments
	(Cost $1,022,472,629)		1,172,497,362	98.8

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.6%
	Securities Lending Collateralcc(1): 1.4%
2,677,035	Cantor Fitzgerald, Repurchase Agreement dated 06/30/14, 0.13%, due 07/01/14 (Repurchase Amount $2,677,045, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.500%, Market Value plus accrued interest $2,730,576, due 07/15/14-04/20/64)	2,677,035	0.2
3,863,775	Daiwa Capital Markets, Repurchase Agreement dated 06/30/14, 0.14%, due 07/01/14 (Repurchase Amount $3,863,790, collateralized by various U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $3,941,050, due 01/01/17-03/01/48)	3,863,775	0.3
3,863,775	HSBC Securities USA, Repurchase Agreement dated 06/30/14, 0.07%, due 07/01/14 (Repurchase Amount $3,863,782, collateralized by various U.S. Government Securities, 0.000%-6.375%, Market Value plus accrued interest $3,941,062, due 07/10/14-08/15/42)	3,863,775	0.4
2,000,000	Millenium Fixed Income Ltd., Repurchase Agreement dated 06/30/14, 0.15%, due 07/01/14 (Repurchase Amount $2,000,008, collateralized by various U.S. Government Securities, 0.750%-6.125%, Market Value plus accrued interest $2,040,000, due 12/31/17-04/15/28)	2,000,000	0.2
3,863,775	Nomura Securities, Repurchase Agreement dated 06/30/14, 0.11%, due 07/01/14 (Repurchase Amount $3,863,787, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-8.875%, Market Value plus accrued interest $3,941,050, due 07/01/14-07/15/56)	3,863,775	0.3
		16,268,360	1.4

See Accompanying Notes to Financial Statements

10

VY FMRSM Diversified Mid Cap	PORTFOLIO OF INVESTMENTS
Portfolio	as of June 30, 2014 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.2%
2,251,693	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.030%††
	(Cost $2,251,693)	2,251,693	0.2

	Total Short-Term Investments
	(Cost $18,520,053)	18,520,053	1.6

	Total Investments in Securities (Cost $1,040,992,682)	$1,191,017,415	100.4
	Liabilities in Excess of Other Assets	(4,320,009)	(0.4)
	Net Assets	$1,186,697,406	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of June 30, 2014.
#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
@	Non-income producing security

ADR	American Depositary Receipt
P	Preferred Stock may be called prior to convertible date.
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at June 30, 2014.
X	Fair value determined by Voya funds Valuation Committee appointed by the Funds' Board of Directors/Trustees.
(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

Cost for federal income tax purposes is $1,043,827,994.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$158,071,693
Gross Unrealized Depreciation	(10,882,272)

Net Unrealized Appreciation	$147,189,421

See Accompanying Notes to Financial Statements

11

Voya Global Resources	PORTFOLIO OF INVESTMENTS
Portfolio	as of June 30, 2014 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.0%
		Brazil: 0.6%
349,000	L	Vale SA ADR	4,617,270	0.6

		Canada: 9.8%
597,000		Alamos Gold, Inc.	6,036,859	0.7
446,000		Barrick Gold Corp.	8,161,800	1.0
110,400		Calfrac Well Services Ltd.	2,064,083	0.2
88,500		Canadian Natural Resources Ltd.	4,063,035	0.5
323,700	@	Dominion Diamond Corp.	4,677,807	0.6
498,863	L	Eldorado Gold Corp.	3,811,313	0.5
363,494		GoldCorp, Inc.	10,145,118	1.3
139,367		HudBay Minerals, Inc.	1,289,117	0.2
1,396,500	@	Lundin Mining Corp.	7,682,353	1.0
247,000	@	MEG Energy Corp.	9,002,230	1.1
292,600		Suncor Energy, Inc.	12,473,538	1.6
315,096		Teck Cominco Ltd. - Class B	7,193,642	0.9
125,100		Trican Well Services Ltd.	2,020,030	0.2
			78,620,925	9.8

		China: 0.2%
2,192,000	L	Anton Oilfield Services Group	1,492,802	0.2

		France: 1.0%
109,400		Total S.A. ADR	7,898,680	1.0

		Netherlands: 2.6%
84,300	@	LyondellBasell Industries NV - Class A	8,231,895	1.0
148,542		Royal Dutch Shell PLC - Class A ADR	12,235,404	1.6
			20,467,299	2.6

		Norway: 0.5%
130,200		Statoil ASA ADR	4,014,066	0.5

		Russia: 0.2%
46,634		Eurasia Drilling Co. Ltd. GDR	1,468,971	0.2

		Switzerland: 0.2%
3,511		Burckhardt Compression Holding AG	1,890,496	0.2

		United Kingdom: 1.9%
233,000	@	Noble Corp. PLC	7,819,480	0.9
45,587		Randgold Resources Ltd. ADR	3,856,660	0.5
72,816		Rio Tinto PLC	3,931,626	0.5
			15,607,766	1.9

		United States: 81.0%
289,900		Anadarko Petroleum Corp.	31,735,353	4.0
353,947	L	Arch Coal, Inc.	1,291,907	0.2
151,900		Basic Energy Services, Inc.	4,438,518	0.6
187,300		C&J Energy Services, Inc.	6,326,994	0.8
150,500	@	Cameron International Corp.	10,190,355	1.3
49,400		CARBO Ceramics, Inc.	7,613,528	1.0
107,500		Celanese Corp.	6,910,100	0.9
26,400		CF Industries Holdings, Inc.	6,349,992	0.8
340,379		Chevron Corp.	44,436,478	5.6
85,000		Cimarex Energy Co.	12,194,100	1.5
390,300		Cobalt International Energy, Inc.	7,162,005	0.9
269,700		ConocoPhillips	23,121,381	2.9
250,300		Consol Energy, Inc.	11,531,321	1.5
80,000	@	Crown Holdings, Inc.	3,980,800	0.5
253,600		Devon Energy Corp.	20,135,840	2.5
217,500	@	Energy XXI Bermuda Ltd.	5,139,525	0.7
305,300		EOG Resources, Inc.	35,677,358	4.5
605,958		ExxonMobil Corp.	61,007,851	7.6
227,300		Forum Energy Technologies, Inc.	8,280,539	1.0
555,478		Freeport-McMoRan Copper & Gold, Inc.	20,274,947	2.5
467,800	L	FX Energy, Inc.	1,688,758	0.2
487,728		Halliburton Co.	34,633,565	4.3
233,300		Hess Corp.	23,071,037	2.9
85,000		International Paper Co.	4,289,950	0.5
358,300		Laredo Petroleum, Inc.	11,100,134	1.4
26,600		Monsanto Co.	3,318,084	0.4
111,800	@	Newfield Exploration Co.	4,941,560	0.6
149,300		Oasis Petroleum, Inc.	8,344,377	1.1
422,700		Occidental Petroleum Corp.	43,381,701	5.4
304,100		Patterson-UTI Energy, Inc.	10,625,254	1.3
328,000		Phillips 66	26,381,040	3.3
173,800		Range Resources Corp.	15,111,910	1.9
54,800		Royal Gold, Inc.	4,171,376	0.5
589,625		Schlumberger Ltd.	69,546,269	8.7
178,600		Steel Dynamics, Inc.	3,205,870	0.4
409,100	@	Stillwater Mining Co	7,179,705	0.9
243,700		Superior Energy Services	8,807,318	1.1
435,938	@	Thompson Creek Metals Co., Inc.	1,290,377	0.2
75,400		Union Pacific Corp.	7,521,150	0.9
120,600	@	Unit Corp.	8,300,898	1.0
304,100		Valero Energy Corp.	15,235,410	1.9
80,100		Williams Cos., Inc.	4,662,621	0.6
45,100		Worthington Industries	1,941,104	0.2
			646,548,360	81.0

	Total Common Stock
	(Cost $608,898,393)		782,626,635	98.0

See Accompanying Notes to Financial Statements

12

Voya Global Resources	PORTFOLIO OF INVESTMENTS
Portfolio	as of June 30, 2014 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.8%
	Securities Lending Collateralcc(1): 0.6%
1,096,648	Cantor Fitzgerald, Repurchase Agreement dated 06/30/14, 0.13%, due 07/01/14 (Repurchase Amount $1,096,652, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.500%, Market Value plus accrued interest $1,118,581, due 07/15/14-04/20/64)	1,096,648	0.1
327,438	Credit Suisse Securities, Repurchase Agreement dated 06/30/14, 0.06%, due 07/01/14 (Repurchase Amount $327,439, collateralized by various U.S. Government Securities, 0.000%, Market Value plus accrued interest $333,990, due 08/15/14-11/15/43)	327,438	0.1
1,096,648	HSBC Securities USA, Repurchase Agreement dated 06/30/14, 0.07%, due 07/01/14 (Repurchase Amount $1,096,650, collateralized by various U.S. Government Securities, 0.000%-6.375%, Market Value plus accrued interest $1,118,584, due 07/10/14-08/15/42)	1,096,648	0.2
1,000,000	Millenium Fixed Income Ltd., Repurchase Agreement dated 06/30/14, 0.15%, due 07/01/14 (Repurchase Amount $1,000,004, collateralized by various U.S. Government Securities, 0.750%-6.125%, Market Value plus accrued interest $1,020,000, due 12/31/17-04/15/28)	1,000,000	0.1
1,096,648	Nomura Securities, Repurchase Agreement dated 06/30/14, 0.11%, due 07/01/14 (Repurchase Amount $1,096,651, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-8.875%, Market Value plus accrued interest $1,118,581, due 07/01/14-07/15/56)	1,096,648	0.1
		4,617,382	0.6

Shares		Value	Percentage of Net Assets
	Mutual Funds: 2.2%
18,082,031	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.030%††
	(Cost $18,082,031)	18,082,031	2.2

	Total Short-Term Investments
	(Cost $22,699,413)	22,699,413	2.8

	Total Investments in Securities (Cost $631,597,806)	$805,326,048	100.8
	Liabilities in Excess of Other Assets	(6,714,050)	(0.8)
	Net Assets	$798,611,998	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of June 30, 2014.
@	Non-income producing security

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at June 30, 2014.
(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

Cost for federal income tax purposes is $641,213,534.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$190,204,814
Gross Unrealized Depreciation	(26,092,300)

Net Unrealized Appreciation	$164,112,514

Percentage
Industry Diversification	of Net Assets
Integrated Oil & Gas	25.2%
Oil & Gas Exploration & Production	20.7
Energy Equipment & Services	10.0
Oil & Gas Equipment & Services	8.3

See Accompanying Notes to Financial Statements

13

Voya Global Resources	PORTFOLIO OF INVESTMENTS
Portfolio	as of June 30, 2014 (Unaudited) (continued)

Oil & Gas Refining & Marketing	5.2
Materials	4.5
Oil & Gas Services	4.2
Metals & Mining	3.0
Gold	2.8
Energy	2.5
Diversified Metals & Mining	2.3
Oil & Gas Drilling	1.9
Coal & Consumable Fuels	1.7
Chemicals	1.0
Mining	1.0
Road & Rail	0.9
Precious Metals & Minerals	0.9
Retail	0.6
Oil & Gas Storage & Transportation	0.6
Paper Products	0.5
Machinery-Diversified	0.2
Short-Term Investments	2.8
Liabilities in Excess of Other Assets	(0.8)
Net Assets	100.0%

See Accompanying Notes to Financial Statements

14

VY Invesco Growth and Income	PORTFOLIO OF INVESTMENTS
Portfolio	as of June 30, 2014 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 95.6%
		Consumer Discretionary: 10.1%
170,337		Abercrombie & Fitch Co.	7,367,075	1.1
248,032		Carnival Corp.	9,338,405	1.4
184,593		Comcast Corp. – Class A	9,908,952	1.5
231,133		General Motors Co.	8,390,128	1.3
138,118	L	Thomson Reuters Corp.	5,028,709	0.8
68,086		Time Warner Cable, Inc.	10,029,068	1.6
58,328		Time Warner, Inc.	4,097,542	0.6
135,611		Viacom - Class B	11,761,542	1.8
			65,921,421	10.1

		Consumer Staples: 5.4%
138,374		Archer-Daniels-Midland Co.	6,103,677	1.0
725,246		Avon Products, Inc.	10,595,844	1.6
210,352		Mondelez International, Inc.	7,911,339	1.2
73,299		Procter & Gamble Co.	5,760,569	0.9
103,482		Unilever NV ADR	4,528,372	0.7
			34,899,801	5.4

		Energy: 12.3%
67,999		Anadarko Petroleum Corp.	7,443,851	1.1
77,997		Apache Corp.	7,848,058	1.2
147,732		Baker Hughes, Inc.	10,998,647	1.7
225,561		Canadian Natural Resources Ltd.	10,364,328	1.6
62,892		ExxonMobil Corp.	6,331,967	1.0
78,113		Occidental Petroleum Corp.	8,016,737	1.2
425,669		Royal Dutch Shell PLC - Class A	17,589,718	2.7
157,844		Total S.A.	11,419,967	1.8
			80,013,273	12.3

		Financials: 25.8%
69,781	@	Aon PLC	6,286,570	1.0
460,596		Bank of America Corp.	7,079,361	1.1
141,663		BB&T Corp.	5,585,772	0.9
350,975		Charles Schwab Corp.	9,451,757	1.5
3,547		Chubb Corp.	326,927	0.1
507,379		Citigroup, Inc.	23,897,551	3.7
67,240		CME Group, Inc.	4,770,678	0.7
145,165		Comerica, Inc.	7,281,476	1.1
253,298		Fifth Third Bancorp.	5,407,912	0.8
36,513		Goldman Sachs Group, Inc.	6,113,737	0.9
487,331		JPMorgan Chase & Co.	28,080,012	4.3
192,575		Marsh & McLennan Cos., Inc.	9,979,236	1.5
483,348		Morgan Stanley	15,626,641	2.4
102,467		Northern Trust Corp.	6,579,406	1.0
124,159		PNC Financial Services Group, Inc.	11,056,359	1.7
103,326		State Street Corp.	6,949,707	1.1
163,588		Wells Fargo & Co.	8,598,185	1.3
102,046	@	Willis Group Holdings PLC	4,418,592	0.7
			167,489,879	25.8

		Health Care: 12.8%
56,264		Amgen, Inc.	6,659,970	1.0
67,128		Bristol-Myers Squibb Co.	3,256,379	0.5
62,228		Cigna Corp.	5,723,109	0.9
128,600		Eli Lilly & Co.	7,995,062	1.3
22,942		Hospira, Inc.	1,178,531	0.2
79,702		Medtronic, Inc.	5,081,799	0.8
169,987		Merck & Co., Inc.	9,833,748	1.5
9,053		Novartis AG ADR	819,568	0.1
101,771		Novartis AG	9,216,218	1.4
156,625		Pfizer, Inc.	4,648,630	0.7
48,006		Sanofi	5,102,537	0.8
153,761		Teva Pharmaceutical Industries Ltd. ADR	8,060,152	1.3
81,499		UnitedHealth Group, Inc.	6,662,543	1.0
80,215		WellPoint, Inc.	8,631,936	1.3
			82,870,182	12.8

		Industrials: 8.9%
90,502		Caterpillar, Inc.	9,834,852	1.5
212,335		CSX Corp.	6,542,041	1.0
57,959		General Dynamics Corp.	6,755,122	1.1
598,788		General Electric Co.	15,736,149	2.4
123,386	@	Ingersoll-Rand PLC - Class A	7,712,859	1.2
239,238	@	Tyco International Ltd.	10,909,253	1.7
			57,490,276	8.9

		Information Technology: 13.2%
161,268	@	Adobe Systems, Inc.	11,669,352	1.8
183,231	@	Amdocs Ltd.	8,489,092	1.3
570,339		Applied Materials, Inc.	12,861,144	2.0
141,440		Broadcom Corp.	5,250,253	0.8
66,872	@	Citrix Systems, Inc.	4,182,844	0.6
409,103		Corning, Inc.	8,979,811	1.4
225,613	@	eBay, Inc.	11,294,187	1.7
52,443		Intel Corp.	1,620,489	0.3
183,026		Microsoft Corp.	7,632,184	1.2
369,617		Symantec Corp.	8,464,229	1.3
111,067		Texas Instruments, Inc.	5,307,892	0.8
			85,751,477	13.2

		Materials: 2.5%
147,712		Dow Chemical Co.	7,601,260	1.2
155,586		Freeport-McMoRan Copper & Gold, Inc.	5,678,889	0.9
14,309		PPG Industries, Inc.	3,007,036	0.4
			16,287,185	2.5

		Telecommunication Services: 2.5%
76,334		Orange SA	1,207,781	0.2
261,807	@	Koninklijke KPN NV	954,566	0.2
724,259	@	Telecom Italia S.p.A.	916,696	0.1
69,804		Telefonica S.A.	1,198,385	0.2
137,010		Verizon Communications, Inc.	6,703,899	1.0
158,330		Vodafone Group PLC ADR	5,286,639	0.8
			16,267,966	2.5

See Accompanying Notes to Financial Statements

15

VY Invesco Growth and Income	PORTFOLIO OF INVESTMENTS
Portfolio	as of June 30, 2014 (Unaudited) (continued)

	Utilities: 2.1%
59,542	Edison International	3,459,985	0.5
96,635	Pacific Gas & Electric Co.	4,640,413	0.7
98,252	Pinnacle West Capital Corp.	5,682,896	0.9
		13,783,294	2.1

	Total Common Stock
	(Cost $434,045,087)	620,774,754	95.6

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 5.0%
	Securities Lending Collateralcc(1): 0.7%
1,077,157	Cantor Fitzgerald, Repurchase Agreement dated 06/30/14, 0.13%, due 07/01/14 (Repurchase Amount $1,077,161, collateralized by various U.S. Government /U.S. Government Agency Obligations, 0.000%-10.500%, Market Value plus accrued interest $1,098,700, due 07/15/14-04/20/64)	1,077,157	0.2
303,880	Credit Suisse Securities, Repurchase Agreement dated 06/30/14, 0.06%, due 07/01/14 (Repurchase Amount $303,880, collateralized by various U.S. Government Securities, 0.000%, Market Value plus accrued interest $309,960, due 08/15/14-11/15/43)	303,880	0.0
1,077,157	HSBC Securities USA, Repurchase Agreement dated 06/30/14, 0.07%, due 07/01/14 (Repurchase Amount $1,077,159, collateralized by various U.S. Government Securities, 0.000%-6.375%, Market Value plus accrued interest $1,098,703, due 07/10/14-08/15/42)	1,077,157	0.2
1,000,000	Millenium Fixed Income Ltd., Repurchase Agreement dated 06/30/14, 0.15%, due 07/01/14 (Repurchase Amount $1,000,004, collateralized by various U.S. Government Securities, 0.750%-6.125%, Market Value plus accrued interest $1,020,000, due 12/31/17-04/15/28)	1,000,000	0.1
1,077,157	Nomura Securities, Repurchase Agreement dated 06/30/14, 0.11%, due 07/01/14 (Repurchase Amount $1,077,160, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-8.875%, Market Value plus accrued interest $1,098,700, due 07/01/14-07/15/56)	1,077,157	0.2
		4,535,351	0.7

Shares		Value	Percentage of Net Assets
	Mutual Funds: 4.3%
28,175,460	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.030%††
	(Cost $28,175,460)	28,175,460	4.3

	Total Short-Term Investments
	(Cost $32,710,811)	32,710,811	5.0

	Total Investments in Securities (Cost $466,755,898)	$653,485,565	100.6
	Liabilities in Excess of Other Assets	(3,685,924)	(0.6)
	Net Assets	$649,799,641	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of June 30, 2014.
@	Non-income producing security

ADR	American Depositary Receipt
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at June 30, 2014.
(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

See Accompanying Notes to Financial Statements

16

VY Invesco Growth and Income	PORTFOLIO OF INVESTMENTS
Portfolio	as of June 30, 2014 (Unaudited) (continued)

Cost for federal income tax purposes is $467,953,282.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$193,397,996
Gross Unrealized Depreciation	(7,865,713)

Net Unrealized Appreciation	$185,532,283

See Accompanying Notes to Financial Statements

17

VY JPMorgan Emerging Markets	SUMMARY PORTFOLIO OF INVESTMENTS (Unaudited)
Equity Portfolio	as of June 30, 2014

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.7%
		Australia: 0.8%
638,146		Oil Search Ltd.	5,822,757	0.8

		Brazil: 8.9%
1,086,855	@	AMBEV SA ADR	7,651,459	1.0
1,159,540		CCR SA	9,472,594	1.3
317,206		Cielo SA	6,539,368	0.9
550,651		Itau Unibanco Holding S.A.	7,927,680	1.1
210,710		Lojas Renner SA	6,753,782	0.9
318,000		Marcopolo SA	620,312	0.1
456,090		Ultrapar Participacoes SA	10,779,371	1.5
729,251		Vale SA ADR	8,678,087	1.2
497,458		Weg S.A.	6,274,793	0.9
			64,697,446	8.9

		China: 8.6%
71,500	@	Baidu.com ADR	13,356,915	1.8
2,769,500		China Shenhua Energy Co., Ltd.	8,000,489	1.1
5,034,000		CNOOC Ltd.	9,049,452	1.2
9,670,000		Geely Automobile Holdings Ltd.	3,405,837	0.5
6,897,000	L	Sun Art Retail Group Ltd.	7,893,320	1.1
979,100		Tencent Holdings Ltd.	14,895,095	2.1
764,000		Tsingtao Brewery Co., Ltd.	5,974,508	0.8
			62,575,616	8.6

		Colombia: 0.6%
215,500	L	Pacific Rubiales Energy Corp.	4,378,464	0.6

		Hong Kong: 3.8%
3,427,200		AIA Group Ltd.	17,220,357	2.4
172,000	@	Jardine Matheson Holdings Ltd.	10,228,840	1.4
			27,449,197	3.8

		India: 16.6%
242,976		ACC Ltd.	5,937,447	0.8
1,146,324		Ambuja Cements Ltd.	4,205,815	0.6
423,680		Asian Paints Ltd.	4,183,296	0.6
392,120		HDFC Bank Ltd. ADR	18,359,058	2.5
1,194,685		Housing Development Finance Corp.	19,724,262	2.7
184,934		Infosys Ltd. ADR	9,943,901	1.4
2,745,790		ITC Ltd.	14,844,150	2.0
362,240		Kotak Mahindra Bank Ltd.	5,323,066	0.7
263,480		Larsen & Toubro Ltd.	7,461,209	1.0
951,010		Mahindra & Mahindra Financial Services Ltd.	4,460,688	0.6
409,780		Mahindra & Mahindra Ltd.	7,828,839	1.1
464,936		Tata Consultancy Services Ltd.	18,758,183	2.6
			121,029,914	16.6
		Indonesia: 4.8%
18,299,600		Astra International Tbk PT	11,235,345	1.6
5,377,000		Bank Central Asia Tbk PT	4,993,227	0.7
11,669,200		Bank Rakyat Indonesia	10,167,506	1.4
6,487,600		Semen Gresik Persero Tbk PT	8,269,551	1.1
			34,665,629	4.8

		Macau: 2.9%
1,450,400		Sands China Ltd.	10,947,166	1.5
2,616,400		Wynn Macau Ltd.	10,247,574	1.4
			21,194,740	2.9

		Malaysia: 0.9%
1,118,300		Public Bank BHD	6,819,487	0.9

		Mexico: 3.1%
2,386,000		Fibra Uno Administracion SA de CV	8,366,219	1.1
679,764		Grupo Financiero Banorte	4,861,333	0.7
897,440		Infraestructura Energetica Nova SAB de CV	4,979,206	0.7
970,200		Mexichem SA de CV	4,018,850	0.6
			22,225,608	3.1

		Panama: 0.7%
37,000	@	Copa Holdings S.A.	5,275,090	0.7

		Peru: 1.8%
82,580	@	Credicorp Ltd.	12,838,713	1.8

		Poland: 0.5%
258,873	L	Eurocash SA	3,431,416	0.5

		Russia: 7.1%
146,400		Eurasia Drilling Co. Ltd. GDR	4,611,600	0.6
349,600		Globaltrans Investment PLC GDR	4,002,920	0.6
237,700	@	Lukoil OAO ADR	14,159,449	1.9
145,430		Magnit OJSC GDR	8,571,114	1.2
1,394,320		Mobile Telesystems OJSC	12,409,157	1.7
3,218,506	@	Sberbank	8,013,763	1.1
			51,768,003	7.1

		South Africa: 13.9%
185,000		African Rainbow Minerals Ltd.	3,258,344	0.4
557,448		Bidvest Group Ltd.	14,815,001	2.0
171,761	L	Capitec Bank Holdings Ltd.	3,593,165	0.5
3,078,290		FirstRand Ltd.	11,792,665	1.6
182,920		Imperial Holdings Ltd.	3,439,570	0.5
101,535		Massmart Holdings Ltd.	1,260,858	0.2
529,100		Mr Price Group Ltd.	8,995,950	1.2
747,142		MTN Group Ltd.	15,737,656	2.2
633,694		Remgro Ltd.	13,707,372	1.9
753,319	L	Shoprite Holdings Ltd.	10,915,122	1.5

See Accompanying Notes to Financial Statements

18

VY JPMorgan Emerging Markets	PORTFOLIO OF INVESTMENTS
Equity Portfolio	as of June 30, 2014 (Unaudited) (continued)

1,845,000	Woolworths Holdings Ltd./South Africa	13,562,120	1.9
		101,077,823	13.9

	South Korea: 4.8%
1,613	Hyundai Mobis	453,000	0.1
52,347	Hyundai Motor Co.	11,868,153	1.6
149,400	Kia Motors Corp.	8,358,241	1.1
11,091	Samsung Electronics Co., Ltd.	14,484,286	2.0
		35,163,680	4.8

	Taiwan: 5.8%
1,642,200	Delta Electronics, Inc.	11,960,382	1.7
1,305,000	President Chain Store Corp.	10,458,402	1.4
1,500,223	Taiwan Semiconductor Manufacturing Co., Ltd.	6,348,262	0.9
625,341	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	13,376,044	1.8
		42,143,090	5.8

	Thailand: 6.5%
1,021,800	Advanced Info Service PCL	6,926,825	1.0
1,725,200	Kasikornbank PCL	10,843,284	1.5
649,100	Siam Cement PCL	9,041,715	1.2
1,862,400	Siam Commercial Bank PCL	9,669,918	1.3
3,108,800	Total Access Communication PCL	10,776,570	1.5
		47,258,312	6.5

	Turkey: 4.0%
278,300	@ Ford Otomotiv Sanayi A/S	3,468,669	0.5
2,221,675	KOC Holding AS	10,904,426	1.5
738,599	TAV Havalimanlari Holding AS	5,873,651	0.8
2,196,054	Turkiye Garanti Bankasi A/S	8,600,157	1.2
		28,846,903	4.0

	United Kingdom: 3.6%
277,700	@ Anglo American PLC	6,805,941	0.9
223,210	SABMiller PLC	12,936,070	1.8
313,110	Standard Chartered PLC	6,399,962	0.9
		26,141,973	3.6

	Total Common Stock
	(Cost $622,755,860)	724,803,861	99.7

PREFERRED STOCK: 0.3%
	Brazil: 0.3%
1,154,320	Marcopolo SA	2,246,470	0.3

	Total Preferred Stock
	(Cost $3,578,345)	2,246,470	0.3

	Total Long-Term Investments
	(Cost $626,334,205)	727,050,331	100.0
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.9%
	Securities Lending Collateralcc(1): 1.9%
3,360,363	Cantor Fitzgerald, Repurchase Agreement dated 06/30/14, 0.13%, due 07/01/14 (Repurchase Amount $3,360,375, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.500%, Market Value plus accrued interest $3,427,570, due 07/15/14-04/20/64)	3,360,363	0.5
1,067,650	Credit Suisse Securities, Repurchase Agreement dated 06/30/14, 0.06%, due 07/01/14 (Repurchase Amount $1,067,652, collateralized by various U.S. Government Securities, 0.000%, Market Value plus accrued interest $1,089,012, due 08/15/14-11/15/43)	1,067,650	0.1
3,360,363	HSBC Securities USA, Repurchase Agreement dated 06/30/14, 0.07%, due 07/01/14 (Repurchase Amount $3,360,369, collateralized by various U.S. Government Securities, 0.000%-6.375%, Market Value plus accrued interest $3,427,580, due 07/10/14-08/15/42)	3,360,363	0.4
3,000,000	Millenium Fixed Income Ltd., Repurchase Agreement dated 06/30/14, 0.15%, due 07/01/14 (Repurchase Amount $3,000,012, collateralized by various U.S. Government Securities, 0.750%-6.125%, Market Value plus accrued interest $3,060,000, due 12/31/17-04/15/28)	3,000,000	0.4

See Accompanying Notes to Financial Statements

19

VY JPMorgan Emerging Markets	PORTFOLIO OF INVESTMENTS
Equity Portfolio	as of June 30, 2014 (Unaudited) (continued)

3,360,363	Nomura Securities, Repurchase Agreement dated 06/30/14, 0.11%, due 07/01/14 (Repurchase Amount $3,360,373, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-8.875%, Market Value plus accrued interest $3,427,570, due 07/01/14-07/15/56)	3,360,363	0.5
		14,148,739	1.9

	Total Short-Term Investments
	(Cost $14,148,739)	14,148,739	1.9

	Total Investments in Securities (Cost $640,482,944)	$741,199,070	101.9
	Liabilities in Excess of Other Assets	(13,702,356)	(1.9)
	Net Assets	$727,496,714	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
@	Non-income producing security

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at June 30, 2014.
(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

Cost for federal income tax purposes is $641,770,375.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$125,469,472
Gross Unrealized Depreciation	(26,040,777)

Net Unrealized Appreciation	$99,428,695

Percentage
Sector Diversification	of Net Assets
Financials	26.6%
Information Technology	15.2
Consumer Discretionary	13.9
Consumer Staples	11.5
Industrials	10.6
Energy	7.7
Materials	7.4
Telecommunication Services	6.4
Utilities	0.7
Short-Term Investments	1.9
Liabilities in Excess of Other Assets	(1.9)
Net Assets	100.0%

See Accompanying Notes to Financial Statements

20

PORTFOLIO OF INVESTMENTS
VY Marsico Growth Portfolio	as of June 30, 2014 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 96.9%
		Consumer Discretionary: 27.7%
322,420		CBS Corp. - Class B	20,035,179	3.5
212,468		Comcast Corp. – Class A	11,405,282	2.0
101,795	@	Delphi Automotive PLC	6,997,388	1.2
131,801		Home Depot, Inc.	10,670,609	1.9
24,837	@	Priceline.com, Inc.	29,878,911	5.3
169,735		Starbucks Corp.	13,134,094	2.3
270,274		Starwood Hotels & Resorts Worldwide, Inc.	21,843,545	3.8
108,333		TJX Cos., Inc.	5,757,899	1.0
218,166		Walt Disney Co.	18,705,553	3.3
92,033		Wynn Resorts Ltd.	19,102,369	3.4
			157,530,829	27.7

		Consumer Staples: 4.0%
99,373		CVS Caremark Corp.	7,489,743	1.3
122,980		Keurig Green Mountain, Inc.	15,324,538	2.7
			22,814,281	4.0

		Energy: 8.1%
157,311		Antero Resources Corp.	10,324,321	1.8
44,318	L	Continental Resources, Inc.	7,004,017	1.2
86,384		Halliburton Co.	6,134,128	1.1
193,692		Schlumberger Ltd.	22,845,971	4.0
			46,308,437	8.1

		Financials: 1.8%
371,845		Charles Schwab Corp.	10,013,786	1.8

		Health Care: 11.5%
54,208	@	Biogen Idec, Inc.	17,092,325	3.0
228,092		Celgene Corp.	19,588,541	3.4
347,276	@	Gilead Sciences, Inc.	28,792,653	5.1
			65,473,519	11.5

		Industrials: 15.8%
132,471	L	Canadian Pacific Railway Ltd	23,995,797	4.2
71,146		Delta Airlines, Inc.	2,754,773	0.5
154,223		General Dynamics Corp.	17,974,691	3.2
64,993		Safran S.A.	4,254,751	0.7
363,078	@	Tyco International Ltd.	16,556,357	2.9
213,682		Union Pacific Corp.	21,314,779	3.7
12,426		WW Grainger, Inc.	3,159,559	0.6
			90,010,707	15.8

		Information Technology: 19.8%
190,782	@	ASML Holding NV-NY REG	17,794,237	3.1
344,586		Facebook, Inc.	23,187,192	4.1
15,243		FleetCor Technologies, Inc.	2,009,027	0.4
17,593		Google, Inc.	10,120,901	1.8
25,687		Google, Inc. – Class A	15,018,418	2.6
234,146	@	Salesforce.com, Inc.	13,599,200	2.4
265,849		Texas Instruments, Inc.	12,704,924	2.2
86,274	Visa, Inc.	18,178,795	3.2
		112,612,694	19.8

	Materials: 8.2%
211,905	Monsanto Co.	26,433,030	4.7
96,229	Sherwin-Williams Co.	19,910,742	3.5
		46,343,772	8.2

	Total Common Stock
	(Cost $423,336,649)	551,108,025	96.9

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 7.5%
	Securities Lending Collateralcc(1): 5.0%
6,689,894	Cantor Fitzgerald, Repurchase Agreement dated 06/30/14, 0.13%, due 07/01/14 (Repurchase Amount $6,689,918, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.500%, Market Value plus accrued interest $6,823,692, due 07/15/14-04/20/64)	6,689,894	1.2
2,098,000	Credit Suisse Securities, Repurchase Agreement dated 06/30/14, 0.06%, due 07/01/14 (Repurchase Amount $2,098,003, collateralized by various U.S. Government Securities, 0.000%, Market Value plus accrued interest $2,139,978, due 08/15/14-11/15/43)	2,098,000	0.4
6,689,894	HSBC Securities USA, Repurchase Agreement dated 06/30/14, 0.07%, due 07/01/14 (Repurchase Amount $6,689,907, collateralized by various U.S. Government Securities, 0.000%-6.375%, Market Value plus accrued interest $6,823,712, due 07/10/14-08/15/42)	6,689,894	1.2

See Accompanying Notes to Financial Statements

21

PORTFOLIO OF INVESTMENTS
VY Marsico Growth Portfolio	as of June 30, 2014 (Unaudited) (continued)

6,000,000	Millenium Fixed Income Ltd., Repurchase Agreement dated 06/30/14, 0.15%, due 07/01/14 (Repurchase Amount $6,000,025, collateralized by various U.S. Government Securities, 0.750%-6.125%, Market Value plus accrued interest $6,120,000, due 12/31/17-04/15/28)	6,000,000	1.0
6,689,894	Nomura Securities, Repurchase Agreement dated 06/30/14, 0.11%, due 07/01/14 (Repurchase Amount $6,689,914, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-8.875%, Market Value plus accrued interest $6,823,692, due 07/01/14-07/15/56)	6,689,894	1.2
		28,167,682	5.0

Shares		Value	Percentage of Net Assets
	Mutual Funds: 2.5%
14,347,686	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.030%††
	(Cost $14,347,686)	14,347,686	2.5

	Total Short-Term Investments
	(Cost $42,515,368)	42,515,368	7.5

	Total Investments in Securities (Cost $465,852,017)	$593,623,393	104.4
	Liabilities in Excess of Other Assets	(25,177,413)	(4.4)
	Net Assets	$568,445,980	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of June 30, 2014.
@	Non-income producing security

cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at June 30, 2014.
(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

Cost for federal income tax purposes is $465,951,791.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$128,496,361
Gross Unrealized Depreciation	(824,759)

Net Unrealized Appreciation	$127,671,602

See Accompanying Notes to Financial Statements

22

PORTFOLIO OF INVESTMENTS
VY MFS Total Return Portfolio	as of June 30, 2014 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 60.0%
		Consumer Discretionary: 7.2%
7,975		Advance Auto Parts, Inc.	1,075,987	0.1
6,528	@	Bed Bath & Beyond, Inc.	374,577	0.0
153,166		Comcast Corp. – Special Class A	8,168,343	0.9
50,634	@	Delphi Automotive PLC	3,480,581	0.4
102,328		General Motors Co.	3,714,506	0.4
13,148		Hanesbrands, Inc.	1,294,289	0.1
29,180		Hasbro, Inc.	1,547,999	0.2
28,029		Hilton Worldwide Holdings, Inc.	653,076	0.1
80,367		Johnson Controls, Inc.	4,012,724	0.4
45,860		Kohl's Corp.	2,415,905	0.3
53,906		Macy's, Inc.	3,127,626	0.4
28,770		Magna International, Inc.	3,096,877	0.3
13,669		Mattel, Inc.	532,681	0.1
27,447		McDonald's Corp.	2,765,011	0.3
9,003		McGraw-Hill Cos., Inc.	747,519	0.1
41,713		Omnicom Group, Inc.	2,970,800	0.3
25,393		Regal Entertainment Group	535,792	0.1
113,653		Staples, Inc.	1,231,998	0.1
73,306		Target Corp.	4,248,083	0.5
35,236		Time Warner Cable, Inc.	5,190,263	0.6
49,592		Time Warner, Inc.	3,483,838	0.4
2,019		Time, Inc.	48,900	0.0
40,058		Twenty-First Century Fox, Inc. Class A	1,408,039	0.2
16,870		Viacom - Class B	1,463,135	0.2
57,572		Walt Disney Co.	4,936,223	0.6
6,279		Wynn Resorts Ltd.	1,303,269	0.1
			63,828,041	7.2

		Consumer Staples: 7.7%
72,688		Altria Group, Inc.	3,048,535	0.3
26,039		Coca-Cola Co.	1,103,012	0.1
112,277		CVS Caremark Corp.	8,462,318	1.0
132,354		Diageo PLC	4,215,334	0.5
15,917		Dr Pepper Snapple Group, Inc.	932,418	0.1
104,277		General Mills, Inc.	5,478,714	0.6
33,036		Groupe Danone	2,456,507	0.3
8,546		Imperial Tobacco Group PLC	384,466	0.0
9,927		Ingredion, Inc.	744,922	0.1
41,700		Japan Tobacco, Inc.	1,520,470	0.2
8,112		Kellogg Co.	532,958	0.1
5,237		Kraft Foods Group, Inc.	313,958	0.0
84,622		Kroger Co.	4,182,865	0.5
120,156		Lorillard, Inc.	7,325,911	0.8
40,357		Marine Harvest	550,695	0.1
28,452		Mondelez International, Inc.	1,070,080	0.1
72,436		Nestle S.A.	5,612,845	0.6
160,913		Philip Morris International, Inc.	13,566,575	1.5
57,599		Procter & Gamble Co.	4,526,705	0.5
11,875		Reckitt Benckiser PLC	1,035,437	0.1
16,362		Tyson Foods, Inc.	614,230	0.1
13,140		Walgreen Co.	974,068	0.1
			68,653,023	7.7

		Energy: 5.7%
24,026		Anadarko Petroleum Corp.	2,630,126	0.3
30,977		Apache Corp.	3,116,906	0.4
22,692		Canadian Natural Resources Ltd.	1,041,790	0.1
59,434		Chevron Corp.	7,759,109	0.9
33,228	@	Ensco PLC	1,846,480	0.2
7,108		EOG Resources, Inc.	830,641	0.1
14,170		EQT Corp.	1,514,773	0.2
126,706		ExxonMobil Corp.	12,756,760	1.4
19,059		Marathon Petroleum Corp.	1,487,936	0.2
38,731		Noble Energy, Inc.	3,000,103	0.3
40,406		Occidental Petroleum Corp.	4,146,868	0.5
82,020		Petroleo Brasileiro SA ADR	1,282,793	0.1
69,796		Royal Dutch Shell PLC - Class A	2,884,147	0.3
9,027		Schlumberger Ltd.	1,064,734	0.1
56,539		Valero Energy Corp.	2,832,604	0.3
42,032		Williams Cos., Inc.	2,446,683	0.3
			50,642,453	5.7

		Financials: 13.4%
47,403	@	ACE Ltd.	4,915,691	0.6
13,629		American International Group, Inc.	743,871	0.1
14,641		American Capital Agency Corp.	342,746	0.0
11,458		American Express Co.	1,087,021	0.1
92,291		Annaly Capital Management, Inc.	1,054,886	0.1
35,101	@	Aon PLC	3,162,249	0.4
139,922		Bank of America Corp.	2,150,601	0.2
155,765		Bank of New York Mellon Corp.	5,838,072	0.7
39,373		BB&T Corp.	1,552,477	0.2
9,240		Blackrock, Inc.	2,953,104	0.3
175,000		BOC Hong Kong Holdings Ltd.	506,986	0.1
13,800		Chubb Corp.	1,271,946	0.1
27,334		Citigroup, Inc.	1,287,431	0.1
18,883		Corio NV	963,776	0.1
76,394		Delta Lloyd NV	1,939,609	0.2
36,390		Digital Realty Trust, Inc.	2,122,265	0.2
15,564		Discover Financial Services	964,657	0.1
12,834		EPR Properties	717,036	0.1
8,371	@	Everest Re Group Ltd.	1,343,462	0.2
25,766		Fifth Third Bancorp.	550,104	0.1
68,324		Franklin Resources, Inc.	3,951,860	0.4
38,055		Goldman Sachs Group, Inc.	6,371,929	0.7
101,605		HSBC Holdings PLC	1,030,785	0.1
348,197		JPMorgan Chase & Co.	20,063,111	2.3
159,024		Metlife, Inc.	8,835,374	1.0
641,800		Mizuho Financial Group, Inc.	1,319,223	0.1

See Accompanying Notes to Financial Statements

23

PORTFOLIO OF INVESTMENTS
VY MFS Total Return Portfolio	as of June 30, 2014 (Unaudited) (continued)

6,376		Moody's Corp.	558,920	0.1
45,053		Morgan Stanley	1,456,564	0.2
26,310		Nasdaq Stock Market, Inc.	1,016,092	0.1
25,679		PNC Financial Services Group, Inc.	2,286,715	0.3
53,105		Prudential Financial, Inc.	4,714,131	0.5
51,241		State Street Corp.	3,446,470	0.4
22,400		Sumitomo Mitsui Financial Group, Inc.	939,835	0.1
20,018		SunTrust Bank	801,921	0.1
55,962		Travelers Cos., Inc.	5,264,345	0.6
69,912		US Bancorp.	3,028,588	0.3
56,314		Validus Holdings Ltd.	2,153,447	0.2
282,436		Wells Fargo & Co.	14,844,836	1.7
5,942		Zurich Insurance Group AG	1,789,649	0.2
			119,341,785	13.4

		Health Care: 7.8%
108,146		Abbott Laboratories	4,423,171	0.5
6,469	@	Actavis PLC	1,442,910	0.2
13,539		AmerisourceBergen Corp.	983,744	0.1
8,208		Bayer AG	1,157,929	0.1
88,071		Bristol-Myers Squibb Co.	4,272,324	0.5
40,544		Cardinal Health, Inc.	2,779,697	0.3
31,341		Covidien PLC	2,826,331	0.3
45,100		Eli Lilly & Co.	2,803,867	0.3
39,505	@	Express Scripts Holding Co.	2,738,882	0.3
54,467		GlaxoSmithKline PLC	1,450,187	0.2
124,893		Johnson & Johnson	13,066,306	1.5
50,519		Medtronic, Inc.	3,221,091	0.4
72,890		Merck & Co., Inc.	4,216,687	0.5
6,379		Novartis AG	577,672	0.1
430,009		Pfizer, Inc.	12,762,667	1.4
3,692		Quest Diagnostics	216,684	0.0
1,828		Roche Holding AG - Genusschein	544,666	0.0
46,121		St. Jude Medical, Inc.	3,193,879	0.4
38,589		Thermo Fisher Scientific, Inc.	4,553,502	0.5
9,803	@	Valeant Pharmaceuticals International	1,236,354	0.1
31,159		Zoetis, Inc.	1,005,501	0.1
			69,474,051	7.8

		Industrials: 7.3%
47,228		3M Co.	6,764,939	0.8
18,825		Canadian National Railway Co.	1,224,001	0.1
5,084		Caterpillar, Inc.	552,478	0.1
5,727	@	Copa Holdings S.A.	816,498	0.1
19,706		Cummins, Inc.	3,040,439	0.3
84,453		Danaher Corp.	6,648,985	0.7
39,270		Eaton Corp. PLC	3,030,859	0.3
10,311		Fluor Corp.	792,916	0.1
10,268		General Dynamics Corp.	1,196,735	0.1
68,341		Honeywell International, Inc.	6,352,296	0.7
25,316		Illinois Tool Works, Inc.	2,216,669	0.3
53,851		Lockheed Martin Corp.	8,655,471	1.0
21,329		Northrop Grumman Corp.	2,551,588	0.3
18,529	@	Pentair PLC	1,336,311	0.2
3,249		Precision Castparts Corp.	820,048	0.1
10,784		Siemens AG	1,423,856	0.2
21,178		Stanley Black & Decker, Inc.	1,859,852	0.2
63,720	@	Tyco International Ltd.	2,905,632	0.3
9,238		Union Pacific Corp.	921,491	0.1
40,045		United Parcel Service, Inc. - Class B	4,111,020	0.5
61,335		United Technologies Corp.	7,081,126	0.8
			64,303,210	7.3

		Information Technology: 5.4%
72,900	@	Accenture PLC	5,893,236	0.7
14,661		Apple, Inc.	1,362,447	0.2
35,506		CA, Inc.	1,020,443	0.1
32,774		EMC Corp.	863,267	0.1
58,867		Facebook, Inc.	3,961,160	0.5
13,023		Fidelity National Information Services, Inc.	712,879	0.1
16,315		Fiserv, Inc.	984,121	0.1
2,199		Google, Inc.	1,265,041	0.1
2,199		Google, Inc. – Class A	1,285,689	0.1
173,141		Hewlett-Packard Co.	5,831,389	0.7
28,300		Hoya Corp.	940,913	0.1
29,929		International Business Machines Corp.	5,425,230	0.6
34,083		Intel Corp.	1,053,165	0.1
88,098	L	Microchip Technology, Inc.	4,300,063	0.5
62,127		Microsoft Corp.	2,590,696	0.3
104,597		Oracle Corp.	4,239,316	0.5
56,250		Symantec Corp.	1,288,125	0.1
59,397		Taiwan Semiconductor Manufacturing Co., Ltd. ADR	1,270,502	0.1
5,584		Texas Instruments, Inc.	266,859	0.0
10,315		Visa, Inc.	2,173,474	0.2
10,330		Western Digital Corp.	953,459	0.1
29,003		Western Union Co.	502,912	0.1
			48,184,386	5.4

		Materials: 1.7%
18,412		Celanese Corp.	1,183,523	0.1
18,218	@	Crown Holdings, Inc.	906,528	0.1
9,349		FMC Corp.	665,555	0.1
12,362	@	LyondellBasell Industries NV - Class A	1,207,149	0.1
11,292		Packaging Corp. of America	807,265	0.1
24,843		PPG Industries, Inc.	5,220,757	0.6
6,547		Praxair, Inc.	869,704	0.1
16,064		Rio Tinto PLC	867,359	0.1
109,122		Vale SA ADR	1,443,684	0.2
146,800		Vale SA	1,744,724	0.2
2,215		Valspar Corp.	168,761	0.0
			15,085,009	1.7

		Telecommunication Services: 2.1%
55,485		AT&T, Inc.	1,961,950	0.2
220,040		Bezeq Israeli Telecommunication Corp., Ltd.	411,825	0.0

See Accompanying Notes to Financial Statements

24

PORTFOLIO OF INVESTMENTS
VY MFS Total Return Portfolio	as of June 30, 2014 (Unaudited) (continued)

39,077		CenturyTel, Inc.	1,414,587	0.2
516,513		Frontier Communications Corp.	3,016,436	0.3
142,403		TDC A/S	1,473,075	0.2
797,761		Telecom Italia S.p.A. RNC	789,132	0.1
36,950	L	Telefonica Brasil SA ADR	757,844	0.1
134,952		Verizon Communications, Inc.	6,603,201	0.7
14,983		Verizon Communications, Inc. - VZC	732,860	0.1
300,664		Vodafone Group PLC	1,004,898	0.1
55,577		Windstream Holdings, Inc.	553,547	0.1
			18,719,355	2.1

		Utilities: 1.7%
41,536		American Electric Power Co., Inc.	2,316,463	0.3
18,281		Duke Energy Corp.	1,356,267	0.1
86,702		E.ON AG	1,787,411	0.2
10,124		Edison International	588,306	0.1
75,626		Gaz de France	2,083,614	0.2
25,628		NRG Energy, Inc.	953,362	0.1
34,315		Pacific Gas & Electric Co.	1,647,806	0.2
99,882		PPL Corp.	3,548,807	0.4
25,492		Public Service Enterprise Group, Inc.	1,039,819	0.1
			15,321,855	1.7

	Total Common Stock
	(Cost $372,963,157)		533,553,168	60.0

PREFERRED STOCK: 0.2%
		Industrials: 0.0%
4,347		United Technologies Corp.	283,381	0.0

		Utilities: 0.2%
233,338		Cia Energetica de Minas Gerais	1,705,548	0.2

	Total Preferred Stock
	(Cost $1,842,938)		1,988,929	0.2

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 10.8%
		Basic Materials: 0.2%
860,000		Freeport-McMoRan Copper & Gold, Inc., 3.875%, 03/15/23	858,501	0.1
770,000		Rio Tinto Finance USA PLC, 3.500%, 03/22/22	791,072	0.1
			1,649,573	0.2

		Communications: 1.2%
940,000		Baidu, Inc., 3.500%, 11/28/22	927,694	0.1
840,000	L	Comcast Corp., 2.850%, 01/15/23	834,753	0.1
320,000	#	Crown Castle Towers, LLC, 4.883%, 08/15/20	353,876	0.0
605,000	#	Crown Castle Towers, LLC, 6.113%, 01/15/40	712,840	0.1
470,000		DIRECTV Holdings, LLC / DIRECTV Financing Co., Inc., 4.600%, 02/15/21	513,685	0.0
530,000		Discovery Communications LLC, 4.875%, 04/01/43	535,629	0.1
819,000		News America Holdings, 8.500%, 02/23/25	1,089,517	0.1
1,230,000		Rogers Communications, Inc., 6.800%, 08/15/18	1,462,960	0.2
1,029,000		Time Warner Entertainment Co. LP, 8.375%, 07/15/33	1,511,988	0.2
1,067,000		Verizon Communications, Inc., 6.400%, 09/15/33	1,309,135	0.1
1,450,000		Verizon Communications, Inc., 6.550%, 09/15/43	1,828,406	0.2
			11,080,483	1.2

		Consumer, Cyclical: 0.7%
520,000		Home Depot, Inc./The, 3.750%, 02/15/24	542,210	0.1
235,000		Home Depot, Inc., 5.950%, 04/01/41	295,118	0.0
339,000		Limited Brands, Inc., 5.250%, 11/01/14	345,102	0.0
530,000		The Gap, Inc., 5.950%, 04/12/21	613,980	0.1
540,000		Toyota Motor Credit Corp., 3.200%, 06/17/15	554,900	0.1
730,000		Toyota Motor Credit Corp., 3.400%, 09/15/21	762,328	0.1
722,000	#	Volkswagen International Finance NV, 2.375%, 03/22/17	745,831	0.1
1,779,000		Wal-Mart Stores, Inc., 5.250%, 09/01/35	2,062,071	0.2
			5,921,540	0.7

		Consumer, Non-cyclical: 1.7%
1,560,000		AbbVie, Inc., 1.200%, 11/06/15	1,570,973	0.2
870,000		Altria Group, Inc., 2.850%, 08/09/22	840,657	0.1
870,000		Anheuser-Busch InBev Worldwide, Inc., 8.000%, 11/15/39	1,314,305	0.2
866,000	#	BAT International Finance PLC, 3.250%, 06/07/22	857,725	0.1
980,000		CareFusion Corp., 6.375%, 08/01/19	1,148,466	0.1
434,000		ConAgra Foods, Inc., 3.200%, 01/25/23	419,800	0.1
880,000		Diageo Capital PLC, 2.625%, 04/29/23	844,753	0.1
965,000	#	ERAC USA Finance, LLC, 7.000%, 10/15/37	1,266,734	0.1
1,100,000		Express Scripts Holding Co., 2.650%, 02/15/17	1,143,362	0.1

See Accompanying Notes to Financial Statements

25

PORTFOLIO OF INVESTMENTS
VY MFS Total Return Portfolio	as of June 30, 2014 (Unaudited) (continued)

262,000		Gilead Sciences, Inc., 3.700%, 04/01/24	269,436	0.0
832,000		Hospira, Inc., 6.050%, 03/30/17	918,335	0.1
350,000		Kraft Foods Group, Inc., 3.500%, 06/06/22	359,809	0.0
550,000		Kraft Foods, Inc., 5.000%, 06/04/42	589,249	0.1
891,000	#	Reckitt Benckiser Treasury Services PLC, 3.625%, 09/21/23	913,948	0.1
796,000	#	Roche Holdings, Inc., 6.000%, 03/01/19	936,000	0.1
1,060,000		Teva Pharmaceutical Finance IV BV, 3.650%, 11/10/21	1,089,025	0.1
502,000		WellPoint, Inc., 3.300%, 01/15/23	502,062	0.1
207,000	#	WM Wrigley Jr Co., 2.400%, 10/21/18	210,434	0.0
			15,195,073	1.7

		Energy: 1.3%
355,000		Apache Corp., 3.250%, 04/15/22	365,581	0.0
271,000		Apache Corp., 4.750%, 04/15/43	284,620	0.0
261,000		BP Capital Markets PLC, 4.500%, 10/01/20	289,131	0.0
707,000		BP Capital Markets PLC, 4.742%, 03/11/21	793,486	0.1
850,000	#	CNOOC Finance 2012 Ltd., 3.875%, 05/02/22	867,381	0.1
469,000		Energy Transfer Partners L.P., 3.600%, 02/01/23	465,290	0.1
380,000	L	Energy Transfer Partners L.P., 4.900%, 02/01/24	408,612	0.0
768,000		Enterprise Products Operating L.P., 6.500%, 01/31/19	911,862	0.1
252,000		EOG Resources, Inc., 2.625%, 03/15/23	243,523	0.0
250,000		Hess Corp., 8.125%, 02/15/19	314,763	0.0
676,000		Husky Energy, Inc., 7.250%, 12/15/19	840,749	0.1
720,000	L	Kinder Morgan Energy Partners L.P., 4.150%, 02/01/24	731,252	0.1
15,000		Kinder Morgan Energy Partners L.P., 7.400%, 03/15/31	18,834	0.0
420,000		Kinder Morgan Energy Partners L.P., 7.750%, 03/15/32	546,014	0.1
1,403,000		Petro-Canada, 6.050%, 05/15/18	1,624,991	0.2
778,000		Spectra Energy Capital, LLC, 8.000%, 10/01/19	982,542	0.1
1,050,000		Total Capital International SA, 1.550%, 06/28/17	1,063,163	0.1
780,000		Total Capital International SA, 3.750%, 04/10/24	813,116	0.1
423,000		Transocean, Inc., 3.800%, 10/15/22	419,178	0.1
			11,984,088	1.3

		Financial: 4.6%
850,000		ACE INA Holdings, Inc., 2.700%, 03/13/23	824,939	0.1
1,520,000		American International Group, Inc., 4.875%, 06/01/22	1,694,615	0.2
265,000		Allstate Corp./The, 5.750%, 08/15/53	285,121	0.0
892,000		American Express Co., 5.500%, 09/12/16	979,852	0.1
630,000		American International Group, Inc., 4.125%, 02/15/24	664,099	0.1
850,000	#	American Tower Trust I, 3.070%, 03/15/48	841,780	0.1
521,000	#	Banco Bradesco S.A./Cayman Islands, 6.750%, 09/29/19	588,730	0.1
710,000		Banco de Credito del Peru/Panama, 5.375%, 09/16/20	781,888	0.1
1,425,000		Bank of America Corp., 4.125%, 01/22/24	1,471,226	0.2
1,090,000		Bank of America Corp., 4.100%, 07/24/23	1,132,797	0.1
617,000		Bank of America Corp., 5.490%, 03/15/19	695,144	0.1
590,000		Bank of America Corp., 7.625%, 06/01/19	729,426	0.1
740,000	#	Bank of Tokyo-Mitsubishi UFJ Ltd/The, 4.100%, 09/09/23	790,282	0.1
690,000	#	BBVA Bancomer SA/Texas, 6.750%, 09/30/22	790,050	0.1
558,000	#	BNP Paribas, 7.195%, 06/29/49	650,070	0.1
365,000		Boston Properties, Inc., 5.000%, 06/01/15	379,633	0.0
754,000	#	BPCE S.A., 12.500%, 08/29/49	1,040,520	0.1
1,268,000		Capital One Financial Corp., 6.150%, 09/01/16	1,403,857	0.2
1,274,000		Chubb Corp., 6.375%, 03/29/67	1,422,103	0.2
1,490,000		Citigroup, Inc., 2.500%, 09/26/18	1,516,209	0.2
610,000	#	Commonwealth Bank of Australia, 5.000%, 10/15/19	689,961	0.1
680,000	#	Credit Suisse AG, 6.500%, 08/08/23	756,500	0.1
430,000		Discover Bank/Greenwood DE, 4.200%, 08/08/23	454,359	0.0
761,000		ERP Operating L.P., 4.625%, 12/15/21	838,580	0.1
210,000		ERP Operating L.P., 5.375%, 08/01/16	229,470	0.0
431,000		General Electric Capital Corp., 3.100%, 01/09/23	428,183	0.0

See Accompanying Notes to Financial Statements

26

PORTFOLIO OF INVESTMENTS
VY MFS Total Return Portfolio	as of June 30, 2014 (Unaudited) (continued)

760,000		General Electric Capital Corp., 2.300%, 01/14/19	776,018	0.1
1,113,000		Goldman Sachs Group, Inc., 5.625%, 01/15/17	1,225,474	0.1
615,000		HCP, Inc., 5.375%, 02/01/21	700,211	0.1
200,000		HSBC Holdings PLC, 5.250%, 03/14/44	214,615	0.0
572,000		HSBC Holdings PLC, 5.100%, 04/05/21	650,622	0.1
1,085,000		JPMorgan Chase & Co., 3.200%, 01/25/23	1,078,696	0.1
258,000		JPMorgan Chase & Co., 3.250%, 09/23/22	259,509	0.0
1,020,000		JPMorgan Chase & Co., 6.300%, 04/23/19	1,207,077	0.1
483,000	#	Liberty Mutual Group, Inc., 4.250%, 06/15/23	501,276	0.1
780,000		Marsh & McLennan Cos, Inc., 4.800%, 07/15/21	867,224	0.1
915,000		Morgan Stanley, 3.875%, 04/29/24	927,430	0.1
1,730,000		Morgan Stanley, 6.625%, 04/01/18	2,023,809	0.2
932,000		PNC Funding Corp., 5.625%, 02/01/17	1,031,310	0.1
208,000		Royal Bank of Scotland Group PLC, 2.550%, 09/18/15	212,343	0.0
400,000	#	Santander US Debt SA Unipersonal, 3.781%, 10/07/15	413,280	0.0
1,228,000		Simon Property Group L.P., 5.875%, 03/01/17	1,370,335	0.2
374,000		SunTrust Banks, Inc., 2.350%, 11/01/18	379,120	0.0
200,000	#	Swedbank AB, 2.125%, 09/29/17	203,819	0.0
662,000		US Bancorp/MN, 3.700%, 01/30/24	686,528	0.1
687,000		Wachovia Corp., 5.250%, 08/01/14	689,805	0.1
840,000	#	WEA Finance, LLC, 4.625%, 05/10/21	964,921	0.1
227,000	#	WEA Finance, LLC, 6.750%, 09/02/19	282,923	0.0
930,000		Wells Fargo & Co., 2.100%, 05/08/17	954,358	0.1
501,000		Wells Fargo & Co., 5.900%, 12/29/49	531,686	0.1
430,000	#	ZFS Finance USA Trust V, 6.500%, 05/09/37	462,250	0.1
			40,694,033	4.6

		Industrial: 0.4%
259,000		ABB Finance USA, Inc., 2.875%, 05/08/22	257,495	0.0
873,000	#	Atlas Copco AB, 5.600%, 05/22/17	973,184	0.1
772,000	#	BAE Systems Holdings, Inc., 5.200%, 08/15/15	807,611	0.1
710,000		General Electric Co., 2.700%, 10/09/22	698,163	0.1
360,000		United Technologies Corp., 3.100%, 06/01/22	365,097	0.1
			3,101,550	0.4

		Technology: 0.0%
308,000		Apple, Inc., 3.850%, 05/04/43	283,961	0.0

		Utilities: 0.7%
480,000		Berkshire Hathaway Energy Co., 3.750%, 11/15/23	495,187	0.1
377,000		Midamerican Funding, LLC, 6.927%, 03/01/29	493,878	0.0
669,000		Oncor Electric Delivery Co., 7.000%, 09/01/22	855,922	0.1
730,000		Pacific Gas & Electric Co., 4.600%, 06/15/43	760,361	0.1
730,000		PPL Capital Funding, Inc., 3.400%, 06/01/23	730,642	0.1
249,000		PPL Capital Funding, Inc., 5.000%, 03/15/44	268,585	0.0
907,000		Progress Energy, Inc., 3.150%, 04/01/22	910,808	0.1
765,000		PSEG Power, LLC, 5.320%, 09/15/16	836,752	0.1
741,000	#	State Grid Overseas Investment 2014 Ltd., 2.750%, 05/07/19	747,759	0.1
			6,099,894	0.7

	Total Corporate Bonds/Notes
	(Cost $88,741,899)		96,010,195	10.8

COLLATERALIZED MORTGAGE OBLIGATIONS: 1.8%
17,402	#	BlackRock Capital Finance LP, 7.750%, 09/25/26	2,062	0.0
2,050,000		Citigroup Commercial Mortgage Trust, 5.898%, 12/10/49	2,267,550	0.3
1,442,297		Credit Suisse Mortgage Capital Certificates, 5.695%, 09/15/40	1,589,735	0.2
122,000		Greenwich Capital Commercial Funding Corp., 5.475%, 03/10/39	131,616	0.0
2,768,055		GS Mortgage Securities Corp. II, 5.997%, 08/10/45	3,068,451	0.3
1,180,000		JPMorgan Chase Commercial Mortgage Securities Corp., 4.780%, 07/15/42	1,218,014	0.1
1,452,000		JPMorgan Chase Commercial Mortgage Securities Corp., 4.950%, 09/12/37	1,510,478	0.2
1,278,215		JPMorgan Chase Commercial Mortgage Securities Corp., 6.191%, 06/15/49	1,407,589	0.2
1,724,216		Merrill Lynch/Countrywide Commercial Mortgage Trust, 6.004%, 06/12/50	1,905,535	0.2

See Accompanying Notes to Financial Statements

27

PORTFOLIO OF INVESTMENTS
VY MFS Total Return Portfolio	as of June 30, 2014 (Unaudited) (continued)

1,752,755	#,^ Morgan Stanley Capital I, 1.117%, 11/15/30	28,369	0.0
964,409	Wachovia Bank Commercial Mortgage Trust, 5.933%, 06/15/49	1,056,967	0.1
1,200,000	Wachovia Bank Commercial Mortgage Trust, 6.345%, 02/15/51	1,315,295	0.2
315,694	W3A Funding Corp., 8.090%, 01/02/17	315,761	0.0

	Total Collateralized Mortgage Obligations
	(Cost $15,198,741)	15,817,422	1.8

MUNICIPAL BONDS: 0.1%
	New Jersey: 0.1%
900,000	New Jersey State Turnpike Authority, 7.414%, 01/01/40	1,296,945	0.1

	Total Municipal Bonds
	(Cost $934,724)	1,296,945	0.1

U.S. GOVERNMENT AGENCY OBLIGATIONS: 0.0%
		Other U.S. Agency Obligations: 0.0%
425,000	9.650%, due 11/02/18	568,514	0.0

	Total U.S. Government Agency Obligations
	(Cost $508,984)	568,514	0.0

ASSET-BACKED SECURITIES: 0.5%
		Home Equity Asset-Backed Securities: 0.2%
887,794	# Bayview Financial Revolving Mortgage Loan Trust, 1.750%, 12/28/40	590,376	0.1
393,252	GMAC Mortgage Corp. Loan Trust, 5.805%, 10/25/36	377,609	0.0
924,200	Residential Funding Mortgage Securities II, Inc., 5.320%, 12/25/35	750,079	0.1
		1,718,064	0.2

		Other Asset-Backed Securities: 0.3%
6,360	# CT CDO III Ltd., 5.160%, 06/25/35	6,360	0.0
527,564	# Race Point IV CLO Ltd., 0.425%, 08/01/21	523,640	0.1
212,707	Small Business Administration, 4.770%, 04/01/24	226,766	0.0
360,078	Small Business Administration, 4.990%, 09/01/24	391,121	0.0
1,410,828	Small Business Administration, 5.110%, 08/01/25	1,529,973	0.2
359,828	Small Business Administration, 5.180%, 05/01/24	390,992	0.0
		3,068,852	0.3

	Total Asset-Backed Securities
	(Cost $5,074,783)	4,786,916	0.5

U.S. TREASURY OBLIGATIONS: 12.9%
		U.S. Treasury Bonds: 2.9%
24,000		4.500%, due 02/15/36	29,107	0.0
17,313,500		4.500%, due 08/15/39	21,068,365	2.4
792,000		5.000%, due 05/15/37	1,026,630	0.1
131,000		5.250%, due 02/15/29	167,803	0.0
258,000		5.375%, due 02/15/31	338,444	0.0
125,000		6.000%, due 02/15/26	167,012	0.0
390,000		6.750%, due 08/15/26	554,714	0.1
390,000		8.000%, due 11/15/21	546,229	0.1
1,444,000		8.500%, due 02/15/20	1,967,788	0.2
			25,866,092	2.9

		U.S. Treasury Notes: 10.0%
3,304,000		0.500%, due 08/15/14	3,305,899	0.4
28,325,000		0.875%, due 12/31/16	28,472,148	3.2
25,641,000		2.125%, due 05/31/15	26,108,256	2.9
663,000		2.625%, due 02/29/16	688,523	0.1
2,011,900		2.750%, due 02/15/19	2,123,263	0.2
4,607,000		3.125%, due 05/15/19	4,940,468	0.6
17,096,000		3.125%, due 05/15/21	18,248,647	2.1
2,588,000		3.500%, due 05/15/20	2,829,613	0.3
183,000		3.750%, due 11/15/18	201,293	0.0
485,000		4.750%, due 08/15/17	542,177	0.1
978,000		5.125%, due 05/15/16	1,064,282	0.1
57,000		9.875%, due 11/15/15	64,581	0.0
			88,589,150	10.0

	Total U.S. Treasury Obligations
	(Cost $111,928,646)		114,455,242	12.9

FOREIGN GOVERNMENT BONDS: 0.9%
456,000	#	Achmea Bank NV, 3.200%, 11/03/14	460,374	0.1
482,000		Asian Development Bank, 1.125%, 03/15/17	486,091	0.1
248,000	#	Corp. Nacional del Cobre de Chile - CODELCO, 3.750%, 11/04/20	259,772	0.0
820,000	#	Iceland Government International Bond, 4.875%, 06/16/16	862,985	0.1
1,400,000		KFW, 4.875%, 06/17/19	1,610,318	0.2
1,156,000		Mexico Government International Bond, 4.750%, 03/08/44	1,184,900	0.1
102,000		Peruvian Government International Bond, 7.350%, 07/21/25	135,660	0.0
290,000	#,L	Petroleos Mexicanos, 3.125%, 01/23/19	300,730	0.0
646,000		Petroleos Mexicanos, 8.000%, 05/03/19	803,624	0.1
414,400	#	Ras Laffan Liquefied Natural Gas Co., Ltd. II, 5.832%, 09/30/16	440,300	0.0
1,530,000	#	Temasek Financial I Ltd., 2.375%, 01/23/23	1,466,447	0.2

	Total Foreign Government Bonds
	(Cost $7,556,781)		8,011,201	0.9

	Total Long-Term Investments
	(Cost $604,750,653)		776,488,532	87.2

See Accompanying Notes to Financial Statements

28

PORTFOLIO OF INVESTMENTS
VY MFS Total Return Portfolio	as of June 30, 2014 (Unaudited) (continued)

SHORT-TERM INVESTMENTS: 4.6%
	Commercial Paper: 3.8%
33,279,000	General Electric Capital Corporation, 0.050%, 07/03/14
	(Cost $33,278,862)	33,278,862	3.8

	Securities Lending Collateralcc(1): 0.8%
1,080,513	Cantor Fitzgerald, Repurchase Agreement dated 06/30/14, 0.13%, due 07/01/14 (Repurchase Amount $1,080,517, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.500%, Market Value plus accrued interest $1,102,123, due 07/15/14-04/20/64)	1,080,513	0.1
1,718,777	Daiwa Capital Markets, Repurchase Agreement dated 06/30/14, 0.14%, due 07/01/14 (Repurchase Amount $1,718,784, collateralized by various U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $1,753,153, due 01/01/17-03/01/48)	1,718,777	0.2
1,718,777	HSBC Securities USA, Repurchase Agreement dated 06/30/14, 0.07%, due 07/01/14 (Repurchase Amount $1,718,780, collateralized by various U.S. Government Securities, 0.000%-6.375%, Market Value plus accrued interest $1,753,158, due 07/10/14-08/15/42)	1,718,777	0.2
1,000,000	Millenium Fixed Income Ltd., Repurchase Agreement dated 06/30/14, 0.15%, due 07/01/14 (Repurchase Amount $1,000,004, collateralized by various U.S. Government Securities, 0.750%-6.125%, Market Value plus accrued interest $1,020,000, due 12/31/17-04/15/28)	1,000,000	0.1
1,718,777	Nomura Securities, Repurchase Agreement dated 06/30/14, 0.11%, due 07/01/14 (Repurchase Amount $1,718,782, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-8.875%, Market Value plus accrued interest $1,753,153, due 07/01/14-07/15/56)	1,718,777	0.2
		7,236,844	0.8

	Total Short-Term Investments
	(Cost $40,515,706)	40,515,706	4.6

	Total Investments in Securities (Cost $645,266,359)	$817,004,238	91.8
	Assets in Excess of Other Liabilities	72,570,719	8.2
	Net Assets	$889,574,957	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
@	Non-income producing security

ADR	American Depositary Receipt
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at June 30, 2014.
^	Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.
(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

Cost for federal income tax purposes is $656,695,731.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$173,659,371
Gross Unrealized Depreciation	(13,350,864)

Net Unrealized Appreciation	$160,308,507

See Accompanying Notes to Financial Statements

29

VY MFS Utilities Portfolio	SUMMARY PORTFOLIO OF INVESTMENTS
as of June 30, 2014 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 94.9%
		Consumer Discretionary: 9.7%
63,457	@	Altice SA	4,421,049	0.6
3,643,300		Astro Malaysia Holdings Bhd	3,980,495	0.6
37,764		Charter Communications, Inc.	5,981,062	0.8
411,990		Comcast Corp. – Special Class A	21,971,427	3.1
48,057	@	Liberty Global PLC - Class A	2,125,081	0.3
215,209	@	Liberty Global PLC - Class C	9,105,493	1.3
150,254		Quebecor, Inc.	3,635,779	0.5
69,343		Time Warner Cable, Inc.	10,214,224	1.4
233,340		Twenty-First Century Fox, Inc. Class A	8,201,901	1.1
			69,636,511	9.7

		Energy: 15.7%
11,721		Access Midstream Partners L.P.	744,869	0.1
53,921		Anadarko Petroleum Corp.	5,902,732	0.8
41,160		Antero Resources Corp.	2,701,331	0.4
66,570	@	Cheniere Energy, Inc.	4,773,069	0.7
12,480		DCP Midstream Partners LP	711,360	0.1
10,196		El Paso Pipeline Partners L.P.	369,401	0.0
34,720		Enable Midstream Partners L.P.	909,317	0.1
145,366		Enbridge, Inc.	6,897,409	1.0
6,637		Energy Transfer Equity LP	391,185	0.1
74,719		EQT Corp.	7,987,461	1.1
455,334		Kinder Morgan, Inc.	16,510,411	2.3
32,402		MarkWest Energy Partners L.P.	2,319,335	0.3
31,198		Noble Energy, Inc.	2,416,597	0.3
164,967		Oneok, Inc.	11,230,953	1.6
65,690		ONEOK Partners L.P.	3,849,434	0.5
24,883		Plains All American Pipeline L.P.	1,494,224	0.2
56,925		Plains GP Holdings L.P.	1,821,031	0.2
27,655		SemGroup Corp. - Class A	2,180,597	0.3
172,190		Spectra Energy Corp.	7,314,631	1.0
3,435		Targa Resources Corp.	479,423	0.1
83,946		TransCanada Corp.	4,006,719	0.6
45,050		Western Gas Equity Partners L.P.	2,824,635	0.4
346,223		Williams Cos., Inc.	20,153,641	2.8
91,255		Williams Partners L.P.	4,954,234	0.7
			112,943,999	15.7

		Financials: 1.7%
140,802		American Tower Corp.	12,669,364	1.7

		Industrials: 0.9%
106,720		Covanta Holding Corp.	2,199,499	0.3
759,378		Snam Rete Gas S.p.A.	4,573,679	0.6
			6,773,178	0.9

		Telecommunication Services: 13.2%
3,716,382		Bezeq Israeli Telecommunication Corp., Ltd.	6,955,543	1.0
220,530	@	Cellcom Israel Ltd.	2,666,208	0.4
104,827		CenturyTel, Inc.	3,794,737	0.5
162,030	@	Com Hem Holding AB	1,527,773	0.2
225,107	@	Hellenic Telecommunications Organization S.A.	3,324,759	0.5
3,881		Iliad SA	1,173,122	0.1
48,400		KDDI Corp.	2,953,058	0.4
124,664	@	MegaFon OAO GDR	3,925,012	0.5
81,990		Mobile Telesystems OJSC	729,694	0.1
392,875		Mobile Telesystems OJSC ADR	7,755,352	1.1
1,521,267		Oi SA	1,438,990	0.2
4,778,290		Oi SA	4,238,718	0.6
55,860		SBA Communications Corp.	5,714,478	0.8
525,143		TDC A/S	5,432,292	0.8
285,160	@	Telecom Italia S.p.A.	360,928	0.0
6,366,979		Telecom Italia S.p.A. RNC	6,298,113	0.9
3,661,500		Telekomunikasi Indonesia Persero Tbk PT	761,601	0.1
123,011		Tim Participacoes SA ADR	3,571,009	0.5
767,840	@	Turkcell Iletisim Hizmet AS	4,805,979	0.7
159,760		Verizon Communications, Inc.	7,817,057	1.1
76,008		Verizon Communications, Inc. - VZC	3,717,763	0.5
1,814,426		Vodafone Group PLC	6,064,289	0.8
249,072		Windstream Holdings, Inc.	2,480,757	0.3
4,574,000		XL Axiata Tbk PT	1,967,727	0.3
125,696		Ziggo NV	5,813,001	0.8
			95,287,960	13.2

		Utilities: 53.7%
76,846	@	Abengoa Yield PLC	2,906,316	0.4
834,612		AES Corp.	12,978,217	1.8
142,600		AGL Energy Ltd.	2,082,960	0.3
1,793,000	@	Aksa Enerji Uretim AS	2,371,014	0.3
99,340		Allete, Inc.	5,101,109	0.7
36,288		Alliant Energy Corp.	2,208,488	0.3
24,500		Ameren Corp.	1,001,560	0.1
248,538		American Electric Power Co., Inc.	13,860,964	1.9
378,850		APA Group	2,463,983	0.3
813,040		Calpine Corp.	19,358,482	2.7
46,700		Canadian Utilities Ltd.	1,750,621	0.2
43,162		CenterPoint Energy, Inc.	1,102,358	0.2
667,000		Cheung Kong Infrastructure Holdings Ltd.	4,607,727	0.6
1,890,000		China Longyuan Power Group Corp.	2,051,669	0.3

See Accompanying Notes to Financial Statements

30

VY MFS Utilities Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2014 (Unaudited) (continued)

1,282,000	China Resources Gas Group Ltd.	4,042,106	0.6
118,940	Cia Paranaense de Energia ADR	1,820,971	0.3
366,100	Cia Paranaense de Energia	5,592,159	0.8
559,629	CMS Energy Corp.	17,432,443	2.4
371,356	CPFL Energia S.A.	3,398,424	0.5
121,004	Dominion Resources, Inc.	8,654,206	1.2
424,763	Drax Group PLC	4,650,326	0.7
133,324	DTE Energy Co.	10,381,940	1.4
49,495	Duke Energy Corp.	3,672,034	0.5
12,800	Dynegy, Inc.	445,440	0.1
218,131	Edison International	12,675,592	1.8
1,304,410	EDP - Energias do Brasil S.A.	6,399,549	0.9
1,817,294	EDP Renovaveis S.A.	13,535,349	1.9
251,793	Enagas	8,104,930	1.1
265,086	Enel Green Power SpA	750,257	0.1
64,440	Enel S.p.A.	374,824	0.1
70,950	Energen Corp.	6,306,036	0.9
3,783,369	Energias de Portugal S.A.	18,983,477	2.6
35,150	Equatorial Energia SA	402,328	0.1
399,211	Exelon Corp.	14,563,217	2.0
137,165	Gas Natural SDG S.A.	4,333,487	0.6
315,150	Gaz de France	8,682,874	1.2
291,627	Iberdrola S.A.	2,230,813	0.3
413,044	Infinis Energy Plc	1,625,117	0.2
290,300	Infraestructura Energetica Nova SAB de CV	1,610,652	0.2
114,210	ITC Holdings Corp.	4,166,381	0.6
289,975	Light S.A.	2,854,472	0.4
176,680	NextEra Energy, Inc.	18,106,166	2.5
64,450	NiSource, Inc.	2,535,463	0.3
229,035	Northeast Utilities	10,826,484	1.5
620,051	NRG Energy, Inc.	23,065,897	3.2
25,370	NRG Yield, Inc.	1,320,509	0.2
237,480	OGE Energy Corp.	9,280,718	1.3
29,370	Pattern Energy Group, Inc.	972,441	0.1
107,978	Pinnacle West Capital Corp.	6,245,448	0.9
96,105	Portland General Electric Co.	3,331,960	0.5
617,977	PPL Corp.	21,956,723	3.0
335,239	Public Service Enterprise Group, Inc.	13,674,399	1.9
66,370	Questar Corp.	1,645,976	0.2
70,042	Red Electrica de Espana	6,402,693	0.9
308,338	Scottish & Southern Energy PLC	8,260,039	1.2
145,781	Sempra Energy	15,264,729	2.1
44,300	Tractebel Energia S.A.	665,452	0.1
30,590	Westar Energy, Inc.	1,168,232	0.2
7,905	Wisconsin Energy Corp.	370,903	0.0
		386,629,104	53.7

	Total Common Stock
	(Cost $526,856,153)	683,940,116	94.9
PREFERRED STOCK: 3.0%
	Financials: 0.3%
20,480	American Tower Corp.	2,183,680	0.3

	Utilities: 2.7%
66,850	Dominion Resources, Inc./VA - Series A	3,853,903	0.5
80,692	Dominion Resources, Inc./VA - Series B	4,681,750	0.6
100,763	Exelon Corp.	5,435,821	0.8
86,651	NextEra Energy, Inc.	5,631,448	0.8
		19,602,922	2.7

	Total Preferred Stock
	(Cost $18,971,649)	21,786,602	3.0

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 0.9%
	Communications: 0.7%
1,518,000	SBA Communications Corp., 4.000%, 10/01/14	5,083,403	0.7

	Utilities: 0.2%
910,000	# Viridian Group FundCo II, 11.125%, 04/01/17	1,003,275	0.2

	Total Corporate Bonds/Notes
	(Cost $2,453,968)	6,086,678	0.9

	Total Investments in Securities (Cost $548,281,770)	$711,813,396	98.8
	Assets in Excess of Other Liabilities	8,660,427	1.2
	Net Assets	$720,473,823	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
@	Non-income producing security

ADR	American Depositary Receipt
GDR	Global Depositary Receipt

Cost for federal income tax purposes is $548,533,915.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$176,565,150
Gross Unrealized Depreciation	(13,285,669)

Net Unrealized Appreciation	$163,279,481

See Accompanying Notes to Financial Statements

31

VY Morgan Stanley Global	PORTFOLIO OF INVESTMENTS
Franchise Portfolio	as of June 30, 2014 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.9%
		France: 11.6%
63,692		LVMH Moet Hennessy Louis Vuitton S.A.	12,290,574	2.5
107,158	L	Pernod Ricard SA	12,871,880	2.6
58,842		Publicis Groupe	4,987,239	1.0
254,093		Sanofi	27,007,436	5.5
			57,157,129	11.6

		Germany: 4.2%
265,386		SAP AG	20,449,246	4.2

		Italy: 1.1%
616,510	L	Davide Campari-Milano S.p.A.	5,331,747	1.1

		Japan: 0.6%
89,000		Japan Tobacco, Inc.	3,245,128	0.6

		Sweden: 0.5%
70,634		Swedish Match AB	2,452,588	0.5

		Switzerland: 9.2%
583,553		Nestle S.A.	45,217,744	9.2

		United Kingdom: 32.8%
804,345		British American Tobacco PLC	47,860,109	9.7
718,443		Diageo PLC	22,881,644	4.7
453,435		Experian Group Ltd.	7,660,819	1.6
182,300		Imperial Tobacco Group PLC	8,201,281	1.7
394,166		Reckitt Benckiser PLC	34,369,189	7.0
880,769		Unilever PLC	39,924,602	8.1
			160,897,644	32.8

		United States: 37.9%
104,631		3M Co.	14,987,344	3.1
277,552	@	Accenture PLC	22,437,304	4.6
62,393		Intuit, Inc.	5,024,508	1.0
57,452		Kraft Foods Group, Inc.	3,444,247	0.7
27,089		Mead Johnson Nutrition Co.	2,523,882	0.5
512,114		Microsoft Corp.	21,355,154	4.4
537,495		Mondelez International, Inc.	20,215,187	4.1
103,758		Moody's Corp.	9,095,426	1.9
100,852		Nike, Inc.	7,821,073	1.6
264,204		Philip Morris International, Inc.	22,275,039	4.5
283,633		Procter & Gamble Co.	22,290,718	4.5
257,603		Time Warner, Inc.	18,096,611	3.7
77,699		Visa, Inc.	16,371,956	3.3
			185,938,449	37.9

	Total Common Stock
	(Cost $365,325,056)		480,689,675	97.9
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.7%
	Securities Lending Collateralcc(1): 2.7%
3,158,945	Bank of Nova Scotia, Repurchase Agreement dated 06/30/14, 0.09%, due 07/01/14 (Repurchase Amount $3,158,953, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.375%, Market Value plus accrued interest $3,222,132, due 07/02/14-11/15/43)	3,158,945	0.7
665,022	Barclays Bank PLC, Repurchase Agreement dated 06/30/14, 0.03%, due 07/01/14 (Repurchase Amount $665,023, collateralized by various U.S. Government Securities, 1.625%-2.125%, Market Value plus accrued interest $678,323, due 06/30/19-06/30/21)	665,022	0.1
3,158,945	Cantor Fitzgerald, Repurchase Agreement dated 06/30/14, 0.13%, due 07/01/14 (Repurchase Amount $3,158,956, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.500%, Market Value plus accrued interest $3,222,124, due 07/15/14-04/20/64)	3,158,945	0.6
3,158,945	HSBC Securities USA, Repurchase Agreement dated 06/30/14, 0.07%, due 07/01/14 (Repurchase Amount $3,158,951, collateralized by various U.S. Government Securities, 0.000%-6.375%, Market Value plus accrued interest $3,222,133, due 07/10/14-08/15/42)	3,158,945	0.7

See Accompanying Notes to Financial Statements

32

VY Morgan Stanley Global	PORTFOLIO OF INVESTMENTS
Franchise Portfolio	as of June 30, 2014 (Unaudited) (continued)

3,158,945	Nomura Securities, Repurchase Agreement dated 06/30/14, 0.11%, due 07/01/14 (Repurchase Amount $3,158,955, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-8.875%, Market Value plus accrued interest $3,222,124, due 07/01/14-07/15/56)	3,158,945	0.6
		13,300,802	2.7

	Total Short-Term Investments
	(Cost $13,300,802)	13,300,802	2.7

	Total Investments in Securities (Cost $378,625,858)	$493,990,477	100.6
	Liabilities in Excess of Other Assets	(3,113,884)	(0.6)
	Net Assets	$490,876,593	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
@	Non-income producing security

cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at June 30, 2014.
(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

Cost for federal income tax purposes is $379,284,575.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$114,705,902
Gross Unrealized Depreciation	–

Net Unrealized Appreciation	$114,705,902

Sector Diversification	Percentage of Net Assets
Consumer Staples	59.5%
Information Technology	17.5
Consumer Discretionary	8.8
Health Care	5.5
Industrials	4.7
Financials	1.9
Short-Term Investments	2.7
Liabilities in Excess of Other Assets	(0.6)
Net Assets	100.0%

See Accompanying Notes to Financial Statements

33

ING T. Rowe Price	PORTFOLIO OF INVESTMENTS
Capital Appreciation Portfolio	as of June 30, 2014 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 63.2%
		Consumer Discretionary: 8.5%
233,279	@	Autozone, Inc.	125,093,531	2.2
638,700	@	Delphi Automotive PLC	43,904,238	0.8
641,850	@	Dollar Tree, Inc.	34,955,151	0.6
947,496		Johnson Controls, Inc.	47,308,475	0.8
269,400	@	Liberty Global PLC - Class A	11,912,868	0.2
676,800	@	Liberty Global PLC - Class C	28,635,408	0.5
942,700		Lowe's Cos., Inc.	45,240,173	0.8
248,108	@	O'Reilly Automotive, Inc.	37,365,065	0.6
509,910		TRW Automotive Holdings Corp.	45,647,143	0.8
1,471,100		Twenty-First Century Fox, Inc. Class B	50,355,753	0.9
225,500		Viacom - Class B	19,557,615	0.3
			489,975,420	8.5

		Consumer Staples: 5.2%
437,800		Avon Products, Inc.	6,396,258	0.1
414,500		CVS Caremark Corp.	31,240,865	0.6
244,708		General Mills, Inc.	12,856,958	0.2
1,422,788		Mondelez International, Inc.	53,511,057	0.9
803,734		PepsiCo, Inc.	71,805,596	1.3
1,037,297		Philip Morris International, Inc.	87,454,510	1.5
422,873		Procter & Gamble Co.	33,233,589	0.6
			296,498,833	5.2

		Energy: 3.2%
117,360		Anadarko Petroleum Corp.	12,847,399	0.2
499,500		Apache Corp.	50,259,690	0.9
294,100		Canadian Natural Resources Ltd.	13,502,131	0.2
752,900		Chesapeake Energy Corp.	23,400,132	0.4
193,400		Concho Resources, Inc.	27,946,300	0.5
114,600		Pioneer Natural Resources Co.	26,336,226	0.5
327,867		Range Resources Corp.	28,508,036	0.5
			182,799,914	3.2

		Financials: 11.9%
995,700		American Tower Corp.	89,593,086	1.6
686,600		Bank of America Corp.	10,553,042	0.2
1,684,669		Invesco Ltd.	63,596,255	1.1
1,631,310		JPMorgan Chase & Co.	93,996,082	1.6
2,729,300		Marsh & McLennan Cos., Inc.	141,432,326	2.5
352,100		PNC Financial Services Group, Inc.	31,354,505	0.5
1,539,600		State Street Corp.	103,553,496	1.8
3,267,533		TD Ameritrade Holding Corp.	102,437,159	1.8
1,429,811	@	XL Group PLC	46,797,714	0.8
			683,313,665	11.9

		Health Care: 11.3%
532,800		Abbott Laboratories	21,791,520	0.4
342,400		Agilent Technologies, Inc.	19,667,456	0.4
623,000		Allergan, Inc.	105,424,060	1.8
592,800		DaVita, Inc.	42,871,296	0.8
51,530		Dentsply International, Inc.	2,439,946	0.0
207,400	@	Henry Schein, Inc.	24,612,158	0.4
74,071		Humana, Inc.	9,460,348	0.2
374,419	@	Perrigo Co. PLC	54,575,313	1.0
1,566,624		Pfizer, Inc.	46,497,400	0.8
1,032,468		Thermo Fisher Scientific, Inc.	121,831,224	2.1
1,711,324		UnitedHealth Group, Inc.	139,900,737	2.4
1,836,589		Zoetis, Inc.	59,266,727	1.0
			648,338,185	11.3

		Industrials: 9.1%
403,200		Boeing Co.	51,299,136	0.9
2,612,791		Danaher Corp.	205,705,035	3.6
763,200		Iron Mountain, Inc.	27,055,440	0.4
233,100		Roper Industries, Inc.	34,034,931	0.6
1,121,400	@	Tyco International Ltd.	51,135,840	0.9
1,334,875		United Technologies Corp.	154,111,319	2.7
			523,341,701	9.1

		Information Technology: 7.3%
242,900		Apple, Inc.	22,572,697	0.4
224,100		Fidelity National Information Services, Inc.	12,267,234	0.2
2,121,914		Fiserv, Inc.	127,993,853	2.2
58,500		Google, Inc.	33,653,880	0.6
58,400		Google, Inc. – Class A	34,144,728	0.6
482,110	@	NXP Semiconductor NV	31,906,040	0.6
182,300	@	Seagate Technology	10,358,286	0.2
229,060	@	TE Connectivity Ltd.	14,165,070	0.2
1,517,723		Texas Instruments, Inc.	72,531,982	1.3
230,400		Visa, Inc.	48,547,584	0.8
92,400		Western Digital Corp.	8,528,520	0.2
			416,669,874	7.3

		Materials: 0.4%
221,200		Cytec Industries, Inc.	23,318,904	0.4

		Telecommunication Services: 2.0%
977,900		Crown Castle International Corp.	72,618,854	1.3
410,500		SBA Communications Corp.	41,994,150	0.7
			114,613,004	2.0

		Utilities: 4.3%
125,900		Entergy Corp.	10,335,131	0.2
2,425,037		Pacific Gas & Electric Co.	116,450,277	2.0

See Accompanying Notes to Financial Statements

34

VY T. Rowe Price	PORTFOLIO OF INVESTMENTS
Capital Appreciation Portfolio	as of June 30, 2014 (Unaudited) (continued)

3,691,369		Xcel Energy, Inc.	118,972,823	2.1
			245,758,231	4.3

	Total Common Stock
	(Cost $2,842,425,219)		3,624,627,731	63.2

PREFERRED STOCK: 0.4%
		Energy: 0.0%
832	@	Chesapeake Energy Corp.	81,120	0.0

		Financials: 0.2%
205,000	P	US Bancorp Series F	5,619,050	0.1
166,000	P	US Bancorp Series G	4,691,160	0.1
			10,310,210	0.2

		Utilities: 0.2%
169,375	P	SCE Trust I	4,014,187	0.1
29,790	L,P	SCE Trust II	649,422	0.0
324,305	P	SCE Trust III	8,561,652	0.1
			13,225,261	0.2

	Total Preferred Stock
	(Cost $22,351,393)		23,616,591	0.4

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 23.8%
	Communications: 7.4%
1,980,000	CCO Holdings LLC / CCO Holdings Capital Corp., 7.250%, 10/30/17	2,093,850	0.0
750,000	CCO Holdings, LLC / CCO Holdings Capital Corp., 2.650%, 09/06/14	752,344	0.0
9,141,371	Cequel Communications LLC - TL B, 3.500%, 02/14/19	9,159,087	0.2
4,018,603	Charter Communications Operating LLC, 3.000%, 01/31/21	3,965,859	0.1
4,529,250	Charter Communications Operating LLC, 3.000%, 03/08/20	4,469,237	0.1
50,677,863	Crown Castle Operating Co. - TL B2, 3.000%, 01/31/21	50,725,399	0.9
11,250,000	Intelsat Jackson Holdings SA, 5.500%, 08/01/23	11,207,812	0.2
28,670,000	Intelsat Jackson Holdings SA, 7.250%, 10/15/20	30,963,600	0.5
7,125,000	Intelsat Jackson Holdings SA, 7.250%, 04/01/19	7,605,937	0.1
2,725,000	Intelsat Jackson Holdings SA, 7.500%, 04/01/21	2,997,500	0.1
6,400,000	Intelsat Jackson Holdings SA, 8.500%, 11/01/19	6,824,000	0.1
	66,569,466		INTELSAT TL 4/2/18, 3.750%, 06/30/19	66,767,110	1.2
	1,725,000		Lamar Media Corp., 5.000%, 05/01/23	1,744,406	0.0
	1,825,000		Lamar Media Corp., 5.875%, 02/01/22	1,964,156	0.0
CHF	383,333	#	Matterhorn Mobile SA, 5.393%, 05/15/19	439,290	0.0
CHF	1,520,000	#	Matterhorn Mobile SA, 6.750%, 05/15/19	1,838,569	0.0
	1,575,000		SBA Communications Corp., 5.625%, 10/01/19	1,675,406	0.0
	1,750,000		SBA Communications Corp., 5.750%, 07/15/20	1,865,938	0.0
	407,000		SBA Communications Corp., 8.250%, 08/15/19	427,146	0.0
	775,000		Sprint Capital Corp., 6.900%, 05/01/19	858,313	0.0
	15,870,000	#	Sprint Nextel Corp., 9.000%, 11/15/18	19,282,050	0.3
	1,060,000		Sprint Nextel Corp., 11.500%, 11/15/21	1,436,300	0.0
	9,634,814		Telesat Canada, 3.500%, 03/28/19	9,633,610	0.2
CAD	1,597,500		Telesat Canada, 4.400%, 03/28/17	1,496,183	0.0
CAD	7,900,000		Telesat Canada, 4.430%, 03/28/19	7,398,962	0.1
	5,215,000	#	Telesat Canada, 6.000%, 05/15/17	5,384,488	0.1
	6,825,000	#	Unitymedia Hessen GmbH & Co. KG / Unitymedia NRW GmbH, 5.500%, 01/15/23	7,098,000	0.1
EUR	2,000,000	#	Unitymedia Hessen GmbH & Co. KG / Unitymedia NRW GmbH, 7.500%, 03/15/19	2,940,572	0.1
	13,300,000	#	Unitymedia Hessen GmbH & Co. KG / Unitymedia NRW GmbH, 7.500%, 03/15/19	14,264,250	0.3
	4,075,000	#	Univision Communications, Inc., 5.125%, 05/15/23	4,334,781	0.1
	13,510,000	#	Univision Communications, Inc., 6.750%, 09/15/22	15,012,988	0.3
	14,625,000	#	Univision Communications, Inc., 6.875%, 05/15/19	15,648,750	0.3
	6,025,000	#	Univision Communications, Inc., 7.875%, 11/01/20	6,657,625	0.1
	31,375,000		UPC Financing Partnership, 3.250%, 06/30/21	31,202,438	0.5
	24,425,000	#	UPCB Finance III Ltd., 6.625%, 07/01/20	26,134,750	0.5
	15,285,000	#	UPCB Finance V Ltd., 7.250%, 11/15/21	16,889,925	0.3
	14,850,000	#	UPCB Finance VI Ltd., 6.875%, 01/15/22	16,297,875	0.3

See Accompanying Notes to Financial Statements

35

VY T. Rowe Price	PORTFOLIO OF INVESTMENTS
Capital Appreciation Portfolio	as of June 30, 2014 (Unaudited) (continued)

9,400,000	#	Verizon Communications, Inc., 0.430%, 03/06/15	9,405,518	0.2
6,760,000		Verizon Communications, Inc., 06/09/17	6,772,722	0.1
			425,636,746	7.4

		Consumer Discretionary: 0.0%
1,496,250		Rite Aid Corporation Term Loan 7, 2.750%, 02/21/20	1,497,029	0.0

		Consumer, Cyclical: 3.1%
3,050,000		AmeriGas Finance LLC/AmeriGas Finance Corp., 7.000%, 05/20/22	3,393,125	0.1
1,375,000		AmeriGas Finance, LLC/AmeriGas Finance Corp., 6.750%, 05/20/20	1,498,750	0.0
1,175,000		AmeriGas Partners L.P./AmeriGas Finance Corp., 6.250%, 08/20/19	1,260,187	0.0
2,400,000		Cedar Fair L.P. / Canada's Wonderland Co. / Magnum Management Corp., 5.250%, 03/15/21	2,484,000	0.1
5,100,000		Cedar Fair L.P./Canada's Wonderland Co/Magnum Management Corp., 9.125%, 08/01/18	5,377,950	0.1
4,868,001		Continental Airlines, Inc., 4.150%, 04/11/24	5,087,061	0.1
3,806,000		Continental Airlines, Inc., 4.500%, 01/15/15	8,361,306	0.2
930,100		Continental Airlines, Inc., 6.250%, 10/11/21	1,013,809	0.0
2,250,000	#	Continental Airlines, Inc., 6.750%, 09/15/15	2,275,312	0.0
1,589,367		Continental Airlines, Inc., 7.250%, 11/10/19	1,859,559	0.0
2,162,186		Continental Airlines, Inc., 9.000%, 01/08/18	2,443,270	0.0
2,805,000	#	Daimler Finance North America LLC, 1.085%, 08/01/18	2,837,112	0.1
6,500,000		Delphi Corp., 5.000%, 02/15/23	7,003,750	0.1
6,375,000		Delphi Corp., 6.125%, 05/15/21	7,140,637	0.1
1,284,762		Delta Air Lines, 5.300%, 04/15/19	1,416,450	0.0
1,499,364		Delta Air Lines, 7.750%, 06/17/21	1,761,753	0.0
500,000	#	Group 1 Automotive, Inc., 5.000%, 06/01/22	502,500	0.0
2,495,000		Hawaiian Airlines 2013-1 Class A Pass Through Certificates, 3.900%, 01/15/26	2,479,531	0.1
10,734,868		Hilton Worldwide Finance LLC - TL B 1L, 3.500%, 09/23/20	10,728,427	0.2
1,425,000		Kasima LLC - TL B, 3.250%, 05/17/21	1,422,774	0.0
11,575,000		L Brands, Inc., 5.625%, 10/15/23	12,631,219	0.2
2,800,000		L Brands, Inc., 5.625%, 02/15/22	3,045,000	0.1
3,950,000		L Brands, Inc., 6.625%, 04/01/21	4,507,937	0.1
2,850,000		L Brands, Inc., 6.900%, 07/15/17	3,249,000	0.1
1,825,000		L Brands, Inc., 7.000%, 05/01/20	2,105,594	0.0
1,800,000		L Brands, Inc., 8.500%, 06/15/19	2,218,500	0.0
2,210,000		PACCAR Financial Corp., 0.366%, 05/05/15	2,212,869	0.0
1,020,000		PACCAR Financial Corp., 0.495%, 02/08/16	1,023,386	0.0
1,850,000		PACCAR Financial Corp., 0.750%, 05/16/16	1,855,385	0.0
3,240,000		PACCAR Financial Corp., 06/06/17	3,242,333	0.1
5,071,983		Peninsula Gaming, LLC - TL B, 4.250%, 11/20/17	5,088,594	0.1
11,875,000		Rite Aid Corp., 8.000%, 08/15/20	13,121,875	0.2
2,950,000	#	Schaeffler Finance BV, 7.750%, 02/15/17	3,340,875	0.1
4,700,000		Suburban Propane Partners L.P./Suburban Energy Finance Corp., 7.375%, 03/15/20	5,029,000	0.1
1,525,000		Suburban Propane Partners L.P./Suburban Energy Finance Corp., 7.375%, 08/01/21	1,666,063	0.0
3,325,000		Suburban Propane Partners L.P./Suburban Energy Finance Corp., 7.500%, 10/01/18	3,485,997	0.1
5,700,000		Toyota Motor Credit Corp., 0.308%, 08/22/14	5,701,535	0.1
5,500,000		Toyota Motor Credit Corp., 0.380%, 03/10/15	5,507,090	0.1
4,785,000		Toyota Motor Credit Corp., 0.396%, 01/23/15	4,790,886	0.1
2,025,000	#	TRW Automotive, Inc., 4.500%, 03/01/21	2,141,438	0.0
5,007,273		US Airways 2010-1 Class A Pass Through Trust, 6.250%, 10/22/24	5,670,736	0.1
606,244		US Airways 2010-1 Class B Pass Through Trust, 8.500%, 10/22/18	672,931	0.0

See Accompanying Notes to Financial Statements

36

VY T. Rowe Price	PORTFOLIO OF INVESTMENTS
Capital Appreciation Portfolio	as of June 30, 2014 (Unaudited) (continued)

616,561		US Airways 2012-2 Class A Pass Through Trust, 4.625%, 06/03/25	648,931	0.0
921,022		US Airways 2012-2 Class B Pass Through Trust, 6.750%, 06/03/21	1,006,216	0.0
3,415,000		US Airways 2013-1 Class A Pass Through Trust, 3.950%, 05/15/27	3,466,225	0.1
1,025,000		US Airways 2013-1 Class B Pass Through Trust, 5.375%, 05/15/23	1,060,875	0.0
9,157,500		Wendy's International, Inc., 3.250%, 05/15/19	9,184,176	0.2
			178,021,929	3.1

		Consumer, Non-cyclical: 2.9%
3,075,000		B&G Foods, Inc., 4.625%, 06/01/21	3,090,375	0.1
5,535,000		Baxter International, Inc., 0.401%, 12/11/14	5,538,897	0.1
3,300,000		Campbell Soup Co., 0.525%, 08/01/14	3,301,018	0.1
10,475,000		DaVita HealthCare Partners, Inc., 5.125%, 07/15/24	10,560,109	0.2
800,000		DaVita, Inc., 5.750%, 08/15/22	858,000	0.0
1,750,000	#	Fresenius Medical Care US Finance II, Inc., 5.625%, 07/31/19	1,916,250	0.0
1,000,000	#	Fresenius Medical Care US Finance II, Inc., 5.875%, 01/31/22	1,110,000	0.0
4,265,000		General Mills, Inc., 0.527%, 01/29/16	4,277,586	0.1
1,775,000		General Mills, Inc., 0.875%, 01/29/16	1,783,381	0.0
1,786,500		HCA, Inc. - TL B5, 2.900%, 03/31/17	1,792,721	0.0
3,340,000	#	Heineken NV, 0.800%, 10/01/15	3,351,466	0.1
84,224,250		HJ Heinz Co., 3.500%, 06/05/20	84,945,210	1.5
9,375,768		Pinnacle Foods Finance LLC - TL G 1L, 3.250%, 04/29/20	9,343,544	0.2
7,487,375		Pinnacle Foods Finance LLC - TL H 1L, 3.250%, 04/29/20	7,461,970	0.1
13,600,000		Procter & Gamble Co/The, 3.100%, 08/15/23	13,731,118	0.2
5,865,000	#	SABMiller Holdings, Inc., 0.915%, 08/01/18	5,903,985	0.1
5,950,000	#	SABMiller Holdings, Inc., 2.200%, 08/01/18	6,017,866	0.1
1,700,000		Zoetis, Inc., 1.150%, 02/01/16	1,711,240	0.0
1,120,000		Zoetis, Inc., 1.875%, 02/01/18	1,123,361	0.0
			167,818,097	2.9
		Energy: 5.4%
3,275,000	#	Antero Resources Corp., 5.125%, 12/01/22	3,369,156	0.1
7,850,000		Antero Resources Finance Corp., 6.000%, 12/01/20	8,458,375	0.1
9,850,000		Antero Resources Finance Corp., 5.375%, 11/01/21	10,256,312	0.2
2,175,000	#	Athlon Holdings L.P. / Athlon Finance Corp., 6.000%, 05/01/22	2,256,562	0.0
2,000,000		Chesapeake Energy Corp., 3.250%, 03/15/16	2,015,000	0.0
8,350,000		Concho Resources, Inc./Midland TX, 6.500%, 01/15/22	9,247,625	0.2
5,325,000		Concho Resources, Inc./Midland TX, 7.000%, 01/15/21	5,870,813	0.1
4,900,000		Concho Resources, Inc., 5.500%, 10/01/22	5,298,125	0.1
10,850,000		Concho Resources, Inc., 5.500%, 04/01/23	11,718,000	0.2
6,175,000	#	CONSOL Energy, Inc., 5.875%, 04/15/22	6,483,750	0.1
3,825,000		Energy Transfer Partners L.P., 4.150%, 10/01/20	4,048,606	0.1
4,950,000	L	Energy Transfer Partners L.P., 4.900%, 02/01/24	5,322,710	0.1
18,800,000		EQT Corp., 4.875%, 11/15/21	20,569,569	0.4
3,645,000		EQT Corp., 8.125%, 06/01/19	4,564,801	0.1
3,745,000		Equitable Resources, Inc., 6.500%, 04/01/18	4,257,642	0.1
4,475,000		Laredo Petroleum, Inc., 5.625%, 01/15/22	4,648,406	0.1
1,125,000		Laredo Petroleum, Inc., 7.375%, 05/01/22	1,262,813	0.0
10,700,000		Laredo Petroleum, Inc., 9.500%, 02/15/19	11,743,250	0.2
24,514,000		MarkWest Energy Partners L.P. / MarkWest Energy Finance Corp., 4.500%, 07/15/23	25,126,850	0.4
22,570,000		MarkWest Energy Partners L.P. / MarkWest Energy Finance Corp., 5.500%, 02/15/23	24,206,325	0.4
14,975,000		MarkWest Energy Partners L.P. / MarkWest Energy Finance Corp., 6.250%, 06/15/22	16,435,063	0.3
9,425,000		MarkWest Energy Partners L.P. / MarkWest Energy Finance Corp., 6.500%, 08/15/21	10,226,125	0.2

See Accompanying Notes to Financial Statements

37

VY T. Rowe Price	PORTFOLIO OF INVESTMENTS
Capital Appreciation Portfolio	as of June 30, 2014 (Unaudited) (continued)

3,550,000		MarkWest Energy Partners L.P. / MarkWest Energy Finance Corp., 6.750%, 11/01/20	3,869,500	0.1
1,145,000		ONEOK Partners L.P., 2.000%, 10/01/17	1,161,343	0.0
26,925,000		Range Resources Corp., 5.000%, 03/15/23	28,809,750	0.5
14,375,000		Range Resources Corp., 5.750%, 06/01/21	15,596,875	0.3
22,975,000		Range Resources Corp., 5.000%, 08/15/22	24,468,375	0.4
5,325,000		Range Resources Corp., 6.750%, 08/01/20	5,751,000	0.1
2,350,000		SM Energy Co., 6.500%, 01/01/23	2,555,625	0.0
6,825,000		SM Energy Co., 6.500%, 11/15/21	7,422,188	0.1
5,125,000		Spectra Energy Partners L.P., 4.750%, 03/15/24	5,560,066	0.1
2,950,000		Targa Resources Partners L.P. / Targa Resources Partners Finance Corp., 5.250%, 05/01/23	3,097,500	0.1
6,675,000		Targa Resources Partners L.P. / Targa Resources Partners Finance Corp., 4.250%, 11/15/23	6,666,656	0.1
3,868,232		Terra-Gen Finance Co., LLC, 6.500%, 06/22/17	3,887,573	0.1
			306,232,329	5.4

		Financial: 3.2%
2,775,000	#	American Honda Finance Corp., 0.324%, 11/13/14	2,776,363	0.0
1,860,000		American Tower Corp., 3.500%, 01/31/23	1,826,373	0.0
450,000		American Tower Corp., 4.625%, 04/01/15	463,567	0.0
3,085,000		American Tower Corp., 5.000%, 02/15/24	3,355,295	0.1
1,800,000		CBRE Services, Inc., 5.000%, 03/15/23	1,827,000	0.0
3,325,000		CBRE Services, Inc., 6.625%, 10/15/20	3,545,281	0.1
2,800,000		CNH Capital LLC, 3.875%, 11/01/15	2,870,000	0.0
5,575,000		CNH Capital LLC, 6.250%, 11/01/16	6,076,750	0.1
9,825,000		Crown Castle International Corp., 4.875%, 04/15/22	10,175,016	0.2
6,775,000		Crown Castle International Corp., 5.250%, 01/15/23	7,096,812	0.1
14,775,000		E*TRADE Financial Corp., 6.000%, 11/15/17	15,439,875	0.3
	11,950,000	E*TRADE Financial Corp., 6.375%, 11/15/19	12,995,625	0.2
	14,625,000	E*TRADE Financial Corp., 6.750%, 06/01/16	15,941,250	0.3
	4,500,000	Ford Motor Credit Co. LLC, 2.750%, 05/15/15	4,587,228	0.1
	6,615,000	Ford Motor Credit Co. LLC, 1.474%, 05/09/16	6,715,568	0.1
	8,650,000	Ford Motor Credit Co. LLC, 2.375%, 03/12/19	8,700,343	0.2
	2,400,000	Ford Motor Credit Co., LLC, 2.500%, 01/15/16	2,461,666	0.0
	10,660,000	Ford Motor Credit Co., LLC, 3.875%, 01/15/15	10,852,189	0.2
	3,100,000	Ford Motor Credit Co., LLC, 4.250%, 02/03/17	3,330,814	0.1
	3,750,000	Ford Motor Credit Co., LLC, 5.000%, 05/15/18	4,174,909	0.1
	3,850,000	Ford Motor Credit Co., LLC, 6.625%, 08/15/17	4,434,284	0.1
	12,600,000	Ford Motor Credit Co. LLC, 0.800%, 12/06/17	12,618,938	0.2
	4,250,000	Ford Motor Credit Co. LLC, 1.724%, 12/06/17	4,254,496	0.1
	4,225,000	Host Hotels & Resorts L.P., 5.875%, 06/15/19	4,540,269	0.1
	4,880,000	International Lease Finance Corp., 2.181%, 06/15/16	4,928,800	0.1
	9,400,000	John Deere Capital Corp., 0.297%, 01/12/15	9,405,997	0.2
	8,495,000	John Deere Capital Corp., 0.333%, 10/08/14	8,497,803	0.1
	2,860,000	John Deere Capital Corp., 0.700%, 09/04/15	2,870,076	0.0
	5,870,000	Legg Mason, Inc., 5.500%, 05/21/19	6,790,604	0.1
	210,000	Regions Bank/Birmingham AL, 7.500%, 05/15/18	249,919	0.0
	245,000	Synovus Financial Corp., 5.125%, 06/15/17	256,637	0.0
			184,059,747	3.2

		Industrial: 0.8%
	275,000	Actuant Corp., 5.625%, 06/15/22	290,125	0.0
	1,285,000	Burlington Northern Santa Fe LLC, 3.750%, 04/01/24	1,328,031	0.0
	11,625,000	Burlington Northern Santa Fe LLC, 3.850%, 09/01/23	12,125,875	0.2
	3,890,000	Caterpillar Financial Services Corp., 0.700%, 11/06/15	3,904,409	0.1
	3,600,000	Caterpillar Financial Services Corp., 1.250%, 11/06/17	3,586,864	0.1
	6,450,000	CNH Capital LLC, 3.625%, 04/15/18	6,619,312	0.1
EUR	3,000,000	Rexam PLC, 6.750%, 06/29/67	4,349,240	0.1

See Accompanying Notes to Financial Statements

38

VY T. Rowe Price	PORTFOLIO OF INVESTMENTS
Capital Appreciation Portfolio	as of June 30, 2014 (Unaudited) (continued)

7,875,000		United Technologies Corp., 0.727%, 06/01/15	7,910,587	0.1
2,625,000		Xylem, Inc./NY, 3.550%, 09/20/16	2,766,705	0.1
850,000		Xylem, Inc./NY, 4.875%, 10/01/21	925,411	0.0
			43,806,559	0.8

		Technology: 0.6%
5,725,000	#	NXP BV / NXP Funding LLC, 3.750%, 06/01/18	5,767,938	0.1
7,275,000	#	NXP BV / NXP Funding LLC, 5.750%, 02/15/21	7,684,219	0.1
14,475,000	#	NXP BV / NXP Funding LLC, 5.750%, 03/15/23	15,253,031	0.3
5,225,000		Xilinx, Inc., 3.000%, 03/15/21	5,279,298	0.1
			33,984,486	0.6

		Utilities: 0.4%
2,528,000	#	Calpine Corp., 7.500%, 02/15/21	2,746,040	0.1
2,080,000		CMS Energy Corp., 6.550%, 07/17/17	2,377,430	0.0
970,000		CMS Energy Corp., 8.750%, 06/15/19	1,251,643	0.0
3,005,000		Duke Energy Corp., 0.612%, 04/03/17	3,016,076	0.1
1,700,000		ITC Holdings Corp., 3.650%, 06/15/24	1,696,682	0.0
700,000		Northern States Power Co/WI, 3.300%, 06/15/24	703,061	0.0
2,200,000		NSTAR Electric Co., 0.466%, 05/17/16	2,198,253	0.0
2,440,000		Otter Tail Corp., 9.000%, 12/15/16	2,840,187	0.1
2,280,000	#	Pennsylvania Electric Co., 4.150%, 04/15/25	2,288,292	0.0
4,460,000		Xcel Energy, Inc., 0.750%, 05/09/16	4,466,275	0.1
			23,583,939	0.4

	Total Corporate Bonds/Notes
	(Cost $1,326,668,054)		1,364,640,861	23.8

COLLATERALIZED MORTGAGE OBLIGATIONS: 0.3%
19,520,000		Ally Master Owner Trust, 0.852%, 06/15/17	19,609,236	0.3

	Total Collateralized Mortgage Obligations
	(Cost $19,520,000)		19,609,236	0.3

ASSET-BACKED SECURITIES: 0.1%
		Automobile Asset-Backed Securities: 0.1%
3,426,802		Ford Credit Auto Owner Trust, 0.580%, 12/15/16	3,430,337	0.1
3,318,901	Honda Auto Receivables Owner Trust, 0.560%, 05/15/16	3,322,677	0.0

	Total Asset-Backed Securities
	(Cost $6,745,426)	6,753,014	0.1

FOREIGN GOVERNMENT BONDS: 0.2%
10,634,000	KFW, 0.500%, 04/19/16	10,646,197	0.2

	Total Foreign Government Bonds
	(Cost $10,599,865)	10,646,197	0.2

U.S. TREASURY OBLIGATIONS: 5.3%
	U.S. Treasury Notes: 5.3%
102,675,000	2.500%, due 08/15/23	103,240,534	1.8
194,475,000	2.750%, due 11/15/23	199,215,328	3.5

	Total U.S. Treasury Obligations
	(Cost $289,650,892)	302,455,862	5.3

	Total Long-Term Investments
	(Cost $4,517,960,849)	5,352,349,492	93.3

SHORT-TERM INVESTMENTS: 6.7%
	Securities Lending Collateralcc(1): 0.1%
1,096,559	Cantor Fitzgerald, Repurchase Agreement dated 06/30/14, 0.13%, due 07/01/14 (Repurchase Amount $1,096,563, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.500%, Market Value plus accrued interest $1,118,490, due 07/15/14-04/20/64)	1,096,559	0.0
327,366	Credit Suisse Securities, Repurchase Agreement dated 06/30/14, 0.06%, due 07/01/14 (Repurchase Amount $327,367, collateralized by various U.S. Government Securities, 0.000%, Market Value plus accrued interest $333,916, due 08/15/14-11/15/43)	327,366	0.0

See Accompanying Notes to Financial Statements

39

VY T. Rowe Price	PORTFOLIO OF INVESTMENTS
Capital Appreciation Portfolio	as of June 30, 2014 (Unaudited) (continued)

1,096,559	HSBC Securities USA, Repurchase Agreement dated 06/30/14, 0.07%, due 07/01/14 (Repurchase Amount $1,096,561, collateralized by various U.S. Government Securities, 0.000%-6.375%, Market Value plus accrued interest $1,118,493, due 07/10/14-08/15/42)	1,096,559	0.1
1,000,000	Millenium Fixed Income Ltd., Repurchase Agreement dated 06/30/14, 0.15%, due 07/01/14 (Repurchase Amount $1,000,004, collateralized by various U.S. Government Securities, 0.750%-6.125%, Market Value plus accrued interest $1,020,000, due 12/31/17-04/15/28)	1,000,000	0.0
1,096,559	Nomura Securities, Repurchase Agreement dated 06/30/14, 0.11%, due 07/01/14 (Repurchase Amount $1,096,562, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-8.875%, Market Value plus accrued interest $1,118,490, due 07/01/14-07/15/56)	1,096,559	0.0
		4,617,043	0.1

Shares		Value	Percentage of Net Assets
	Mutual Funds: 6.6%
377,491,860	T. Rowe Price Reserve Investment Fund, 0.060%††
	(Cost $377,491,860)	377,491,860	6.6

	Total Short-Term Investments
	(Cost $382,108,903)	382,108,903	6.7

	Total Investments in Securities (Cost $4,900,069,752)	$5,734,458,395	100.0
	Assets in Excess of Other Liabilities	470,347	–
	Net Assets	$5,734,928,742	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of June 30, 2014.
#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
@	Non-income producing security
P	Preferred Stock may be called prior to convertible date.
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at June 30, 2014.
(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

CAD	Canadian Dollar
CHF	Swiss Franc
EUR	EU Euro

Cost for federal income tax purposes is $4,900,526,092.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$838,827,134
Gross Unrealized Depreciation	(4,894,831)

Net Unrealized Appreciation	$833,932,303

See Accompanying Notes to Financial Statements

40

VY T. Rowe Price Equity Income	PORTFOLIO OF INVESTMENTS
Portfolio	as of June 30, 2014 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 92.7%
	Consumer Discretionary: 10.4%
372,000	Cablevision Systems Corp.	6,565,800	0.4
320,900	Carnival Corp.	12,081,885	0.8
98,800	Coach, Inc.	3,377,972	0.2
138,400	Comcast Corp. – Class A	7,429,312	0.5
493,700	Ford Motor Co.	8,511,388	0.6
233,809	General Motors Co.	8,487,267	0.6
98,100	Genuine Parts Co.	8,613,180	0.6
197,500	Johnson Controls, Inc.	9,861,175	0.7
274,500	Kohl's Corp.	14,460,660	1.0
186,800	Macy's, Inc.	10,838,136	0.7
100,075	The Madison Square Garden, Inc.	6,249,684	0.4
392,800	Mattel, Inc.	15,307,416	1.0
338,000	New York Times Co.	5,140,980	0.3
224,814	Pearson PLC	4,439,953	0.3
691,800	Staples, Inc.	7,499,112	0.5
10,000	Tiffany & Co.	1,002,500	0.1
225,066	Time Warner, Inc.	15,810,886	1.0
100,300	Walt Disney Co.	8,599,722	0.6
10,000	Whirlpool Corp.	1,392,200	0.1
		155,669,228	10.4

	Consumer Staples: 4.6%
369,500	Archer-Daniels-Midland Co.	16,298,645	1.1
508,300	Avon Products, Inc.	7,426,263	0.5
292,900	Campbell Soup Co.	13,417,749	0.9
142,700	Clorox Co.	13,042,780	0.8
4,900	ConAgra Foods, Inc.	145,432	0.0
82,600	McCormick & Co., Inc.	5,913,334	0.4
150,300	PepsiCo, Inc.	13,427,802	0.9
		69,672,005	4.6

	Energy: 15.8%
157,000	Anadarko Petroleum Corp.	17,186,790	1.1
296,200	Apache Corp.	29,803,644	2.0
163,824	BP PLC ADR	8,641,716	0.6
264,890	Chevron Corp.	34,581,390	2.3
83,100	ConocoPhillips	7,124,163	0.5
271,500	Consol Energy, Inc.	12,508,005	0.8
178,500	Diamond Offshore Drilling	8,858,955	0.6
124,778	ENI S.p.A.	3,412,638	0.2
274,724	ExxonMobil Corp.	27,659,212	1.8
197,500	Hess Corp.	19,530,775	1.3
242,100	Murphy Oil Corp.	16,094,808	1.1
567,800	Petroleo Brasileiro SA ADR	8,306,914	0.5
287,300	Royal Dutch Shell PLC - Class A ADR	23,664,901	1.6
149,400	Schlumberger Ltd.	17,621,730	1.2
274,500	Talisman Energy, Inc.	2,909,700	0.2
		237,905,341	15.8

	Financials: 18.3%
179,700	Allstate Corp.	10,551,984	0.7
167,300	American Express Co.	15,871,751	1.1
1,441,619		Bank of America Corp.	22,157,684	1.5
10,800		Bank of New York Mellon Corp.	404,784	0.0
72,400		Chubb Corp.	6,673,108	0.4
110,400	L	Digital Realty Trust, Inc.	6,438,528	0.4
643,344		JPMorgan Chase & Co.	37,069,481	2.5
236,300		Legg Mason, Inc.	12,124,553	0.8
99,800		Loews Corp.	4,392,198	0.3
376,300		Marsh & McLennan Cos., Inc.	19,499,866	1.3
222,200		Northern Trust Corp.	14,267,462	0.9
246,900		PNC Financial Services Group, Inc.	21,986,445	1.5
518,900		Regions Financial Corp.	5,510,718	0.4
165,400		Sun Life Financial, Inc.	6,071,834	0.4
376,000		SunTrust Bank	15,062,560	1.0
604,400		US Bancorp.	26,182,608	1.7
645,700		Wells Fargo & Co.	33,937,992	2.3
362,051		Weyerhaeuser Co.	11,980,268	0.8
100,300	@	Willis Group Holdings PLC	4,342,990	0.3
			274,526,814	18.3

		Health Care: 6.1%
294,200		Bristol-Myers Squibb Co.	14,271,642	0.9
286,988		GlaxoSmithKline PLC	7,641,072	0.5
228,700		Johnson & Johnson	23,926,594	1.6
327,100		Merck & Co., Inc.	18,922,735	1.3
613,276		Pfizer, Inc.	18,202,032	1.2
149,800		Quest Diagnostics	8,791,762	0.6
			91,755,837	6.1

		Industrials: 14.0%
122,300		Boeing Co.	15,560,229	1.0
98,700		Deere & Co.	8,937,285	0.6
108,781		Eaton Corp. PLC	8,395,717	0.6
251,100		Emerson Electric Co.	16,662,996	1.1
1,544,600		General Electric Co.	40,592,088	2.7
205,700		Honeywell International, Inc.	19,119,815	1.3
246,200		Illinois Tool Works, Inc.	21,557,272	1.4
161,100		Joy Global, Inc.	9,920,538	0.7
362,300		Masco Corp.	8,043,060	0.5
59,400		Norfolk Southern Corp.	6,119,982	0.4
134,830		Stanley Black & Decker, Inc.	11,840,771	0.8
286,800	@	United Continental Holdings, Inc.	11,778,876	0.8
154,700		United Parcel Service, Inc. - Class B	15,881,502	1.0
197,400	@,L	USG Corp.	5,947,662	0.4
256,100		Xylem, Inc.	10,008,388	0.7
			210,366,181	14.0

		Information Technology: 9.4%
204,100		Analog Devices, Inc.	11,035,687	0.7
173,000		Apple, Inc.	16,076,890	1.1
621,800		Applied Materials, Inc.	14,021,590	0.9
124,800		CA, Inc.	3,586,752	0.2
521,500		Cisco Systems, Inc.	12,959,275	0.9

See Accompanying Notes to Financial Statements

41

VY T. Rowe Price Equity Income	PORTFOLIO OF INVESTMENTS
Portfolio	as of June 30, 2014 (Unaudited) (continued)

115,100	Computer Sciences Corp.	7,274,320	0.5
631,400	Corning, Inc.	13,859,230	0.9
201,900	Harris Corp.	15,293,925	1.0
37,100	International Business Machines Corp.	6,725,117	0.5
402,200	Microsoft Corp.	16,771,740	1.1
86,500	Qualcomm, Inc.	6,850,800	0.5
236,300	Texas Instruments, Inc.	11,292,777	0.8
299,400	Western Union Co.	5,191,596	0.3
		140,939,699	9.4

	Materials: 4.9%
130,000	EI Du Pont de Nemours & Co.	8,507,200	0.6
401,293	International Paper Co.	20,253,258	1.3
196,500	MeadWestvaco Corp.	8,697,090	0.6
239,000	Newmont Mining Corp.	6,080,160	0.4
247,300	Nucor Corp.	12,179,525	0.8
188,100	Potash Corp. of Saskatchewan	7,140,276	0.5
174,700	Vulcan Materials Co.	11,137,125	0.7
		73,994,634	4.9

		Telecommunication Services: 3.4%
605,603	AT&T, Inc.	21,414,122	1.4
207,510	CenturyTel, Inc.	7,511,862	0.5
281,077	Telefonica S.A.	4,825,490	0.3
252,250	Verizon Communications, Inc.	12,342,592	0.8
47,908	Verizon Communications, Inc. - VZC	2,343,314	0.2
852,192	Vodafone Group PLC	2,848,250	0.2
		51,285,630	3.4

	Utilities: 5.8%
386,800	AES Corp.	6,014,740	0.4
231,172	Duke Energy Corp.	17,150,651	1.2
195,200	Entergy Corp.	16,023,968	1.1
345,900	Exelon Corp.	12,618,432	0.8
206,200	FirstEnergy Corp.	7,159,264	0.5
472,100	NiSource, Inc.	18,572,414	1.2
289,600	Xcel Energy, Inc.	9,333,808	0.6
		86,873,277	5.8

	Total Common Stock
	(Cost $937,506,177)	1,392,988,646	92.7

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 7.1%
	Securities Lending Collateralcc(1): 0.2%
438,047	Cantor Fitzgerald, Repurchase Agreement dated 06/30/14, 0.13%, due 07/01/14 (Repurchase Amount $438,049, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.500%, Market Value plus accrued interest $446,808, due 07/15/14-04/20/64)	438,047	0.0
1,000,000	Daiwa Capital Markets, Repurchase Agreement dated 06/30/14, 0.14%, due 07/01/14 (Repurchase Amount $1,000,004, collateralized by various U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $1,020,000, due 01/01/17-03/01/48)	1,000,000	0.1
1,000,000	Nomura Securities, Repurchase Agreement dated 06/30/14, 0.11%, due 07/01/14 (Repurchase Amount $1,000,003, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-8.875%, Market Value plus accrued interest $1,020,000, due 07/01/14-07/15/56)	1,000,000	0.1
		2,438,047	0.2

Shares		Value	Percentage of Net Assets
	Mutual Funds: 6.9%
103,670,718	T. Rowe Price Reserve Investment Fund, 0.060%††
	(Cost $103,670,718)	103,670,718	6.9

	Total Short-Term Investments
	(Cost $106,108,765)	106,108,765	7.1

See Accompanying Notes to Financial Statements

42

VY T. Rowe Price Equity Income	PORTFOLIO OF INVESTMENTS
Portfolio	as of June 30, 2014 (Unaudited) (continued)

Total Investments in Securities (Cost $1,043,614,942)	$1,499,097,411	99.8
Assets in Excess of Other Liabilities	3,416,575	0.2
Net Assets	$1,502,513,986	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of June 30, 2014.
@	Non-income producing security
ADR	American Depositary Receipt
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at June 30, 2014.
(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

Cost for federal income tax purposes is $1,058,603,831.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$480,751,915
Gross Unrealized Depreciation	(40,258,335)

Net Unrealized Appreciation	$440,493,580

See Accompanying Notes to Financial Statements

43

VY T. Rowe Price International	PORTFOLIO OF INVESTMENTS
Stock Portfolio	as of June 30, 2014 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.4%
		Australia: 3.8%
235,606		Amcor Ltd.	2,317,318	0.9
243,909		Brambles Ltd.	2,113,202	0.9
19,358		CSL Ltd.	1,215,162	0.5
22,474		Macquarie Group Ltd.	1,264,249	0.5
174,471		Santos Ltd.	2,347,093	1.0
			9,257,024	3.8

		Brazil: 3.1%
288,300		BR Malls Participacoes S.A.	2,453,062	1.0
139,015		Itau Unibanco Holding S.A.	2,001,388	0.9
39,600		Lojas Renner SA	1,269,279	0.5
35,300		Petroleo Brasileiro SA ADR	552,092	0.2
29,400		Raia Drogasil SA	244,035	0.1
30,800		Tim Participacoes SA ADR	894,124	0.4
			7,413,980	3.1

		Canada: 1.5%
99,500		Eldorado Gold Corp.	760,902	0.3
16,400		Tim Hortons, Inc.	897,116	0.4
14,800	@	Valeant Pharmaceuticals International, Inc.	1,871,620	0.8
			3,529,638	1.5

		China: 5.1%
6,700	@	58.com, Inc. ADR	362,202	0.1
17,700	@	Baidu.com ADR	3,306,537	1.4
134,000		Beijing Enterprises Holdings Ltd.	1,268,429	0.5
249,000		China Mengniu Diary Co., Ltd.	1,151,025	0.5
76,000		China Merchants Holdings International Co., Ltd.	237,311	0.1
866,000		China Overseas Land & Investment Ltd.	2,100,526	0.9
128,000		Tencent Holdings Ltd.	1,947,270	0.8
5,400	@	Vipshop Holdings Ltd ADR	1,013,796	0.4
684,000		Want Want China Holdings Ltd.	984,673	0.4
			12,371,769	5.1

		Denmark: 0.9%
74,797		GN Store Nord	2,143,577	0.9

		France: 6.3%
10,410		Air Liquide	1,406,692	0.6
105,880		AXA S.A.	2,529,827	1.0
67,912		Edenred	2,059,361	0.9
47,545		Eutelsat Communications	1,652,175	0.7
5,681		Iliad SA	1,717,213	0.7
14,536	L	Pernod Ricard SA	1,746,073	0.7
7,811		Kering	1,713,507	0.7
26,129		Schneider Electric SE	2,463,793	1.0
			15,288,641	6.3

		Germany: 3.6%
22,144		Bayer AG	3,123,926	1.3
6,135		Brenntag AG	1,096,047	0.5
10,967		Fresenius AG	1,635,570	0.7
17,218		SAP AG	1,326,728	0.5
155,118	@	Sky Deutschland AG	1,429,323	0.6
			8,611,594	3.6

		Hong Kong: 3.5%
676,400		AIA Group Ltd.	3,398,649	1.4
568,000		Hang Lung Properties Ltd.	1,751,617	0.7
37,600		Jardine Matheson Holdings Ltd.	2,231,377	0.9
302,500		Kerry Properties Ltd.	1,057,355	0.5
			8,438,998	3.5

		India: 3.9%
60,380		Axis Bank Ltd. GDR	1,909,210	0.8
281,446	@	Bharti Airtel Ltd.	1,576,762	0.6
160,102		Housing Development Finance Corp.	2,643,285	1.1
35,370		Infosys Ltd.	1,908,121	0.8
585,222		Power Grid Corp. of India Ltd.	1,355,917	0.6
			9,393,295	3.9

		Indonesia: 1.2%
1,381,800		Bank Central Asia Tbk PT	1,283,177	0.5
5,015,800	@	Sarana Menara Nusantara Tbk PT	1,681,805	0.7
			2,964,982	1.2

		Ireland: 0.5%
96,096		James Hardie Industries SE	1,253,656	0.5

		Italy: 0.3%
51,432		Moncler SpA	852,109	0.3

		Japan: 13.8%
87,000		Air Water, Inc.	1,392,610	0.6
53,800		FamilyMart Co., Ltd.	2,319,468	1.0
41,500		Honda Motor Co., Ltd.	1,448,133	0.6
132,800		Inpex Holdings, Inc.	2,020,180	0.8
84,000		Isuzu Motors Ltd.	556,246	0.2
89,600		Japan Tobacco, Inc.	3,267,005	1.4
56,300		Koito Manufacturing Co., Ltd.	1,442,721	0.6
63,000		Mitsubishi Estate Co., Ltd.	1,556,447	0.7
58,400		Nabtesco Corp.	1,292,451	0.5
46,500		Nippon Telegraph & Telephone Corp.	2,898,246	1.2
72,000		Olympus Corp.	2,477,258	1.0
26,100		Softbank Corp.	1,945,050	0.8
52,900		Start Today Co. Ltd.	1,391,190	0.6
195,300		Sumitomo Corp.	2,635,213	1.1
53,000		Takeda Pharmaceutical Co., Ltd.	2,459,876	1.0
81,200		Tokio Marine Holdings, Inc.	2,672,597	1.1

See Accompanying Notes to Financial Statements

44

VY T. Rowe Price International	PORTFOLIO OF INVESTMENTS
Stock Portfolio	as of June 30, 2014 (Unaudited) (continued)

309,000		Yahoo! Japan Corp.	1,426,949	0.6
			33,201,640	13.8

		Luxembourg: 0.7%
25,661	@	Altice SA	1,787,802	0.7

		Malaysia: 0.8%
1,664,800		Astro Malaysia Holdings Bhd	1,818,881	0.8

		Mexico: 1.4%
285,700		Grupo Financiero Banorte	2,043,184	0.9
471,900		Wal-Mart de Mexico SA de CV	1,265,093	0.5
			3,308,277	1.4

		Netherlands: 4.8%
34,119		ASML Holding NV	3,181,986	1.3
41,692		Airbus Group NV	2,795,366	1.2
40,200	@	NXP Semiconductor NV	2,660,436	1.1
67,787		Royal Dutch Shell PLC - Class B	2,946,015	1.2
			11,583,803	4.8

		Portugal: 0.5%
69,354		Jeronimo Martins	1,140,286	0.5

		Qatar: 0.1%
5,875		Qatar National Bank	263,627	0.1

		Russia: 0.9%
20,661		Magnit OJSC GDR	1,217,684	0.5
87,046		Sberbank of Russia ADR	881,776	0.4
			2,099,460	0.9

		South Africa: 1.0%
63,805		Aspen Pharmacare Holdings Ltd.	1,794,073	0.7
90,801		Woolworths Holdings Ltd./South Africa	667,455	0.3
			2,461,528	1.0

		South Korea: 1.3%
741		Hyundai Mobis	208,104	0.1
3,581		LG Household & Health Care Ltd.	1,612,004	0.7
1,591		NAVER Corp.	1,310,928	0.5
			3,131,036	1.3

		Spain: 0.8%
150,589		Banco Bilbao Vizcaya Argentaria S.A.	1,919,321	0.8

		Sweden: 3.6%
37,923		Assa Abloy AB	1,928,988	0.8
40,585		Elekta AB	515,466	0.2
72,969	L	Hexagon AB	2,350,980	1.0
93,480		Svenska Cellulosa AB SCA	2,434,584	1.0
28,255		Svenska Handelsbanken AB	1,381,657	0.6
			8,611,675	3.6

		Switzerland: 9.5%
29,954		Cie Financiere Richemont SA	3,138,858	1.3
118,180		Credit Suisse Group	3,360,977	1.4
11,027	@,L	Dufry Group	2,003,250	0.8
34,380		Holcim Ltd.	3,019,850	1.3
32,317		Julius Baer Group Ltd.	1,331,439	0.6
34,518		Nestle S.A.	2,674,695	1.1
18,100		Novartis AG	1,639,107	0.7
541		SGS S.A.	1,294,572	0.5
15,593		Sonova Holding AG - Reg	2,377,348	1.0
5,437		Syngenta AG	2,008,696	0.8
			22,848,792	9.5

		Taiwan: 1.5%
829,000		Taiwan Semiconductor Manufacturing Co., Ltd.	3,507,951	1.5

		Thailand: 0.3%
519,900		CP ALL PCL	769,132	0.3

		Turkey: 0.7%
1		BIM Birlesik Magazalar AS	23	0.0
403,381		Turkiye Garanti Bankasi A/S	1,579,715	0.7
			1,579,738	0.7

		United Arab Emirates: 0.8%
104,117		DP World Ltd.	2,051,208	0.8

		United Kingdom: 15.2%
135,253		ARM Holdings PLC	2,033,772	0.9
686,432		Barclays PLC	2,500,505	1.0
61,221		BG Group PLC	1,291,841	0.5
54,315		BHP Billiton PLC	1,765,718	0.7
117,863		British Sky Broadcasting PLC	1,823,456	0.7
87,298		Burberry Group PLC	2,215,702	0.9
185,619		Capita Group PLC	3,636,494	1.5
164,236		Compass Group PLC	2,855,464	1.2
38,454		Diageo PLC	1,224,719	0.5
157,871		Experian Group Ltd.	2,667,243	1.1
209,167		GKN PLC	1,298,498	0.6
78,354		GlaxoSmithKline PLC	2,086,180	0.9
19,954		Intertek Group PLC	938,183	0.4
122,313		Rolls-Royce Holdings PLC	2,234,737	0.9
25,404		SABMiller PLC	1,472,281	0.6
84,601		Standard Chartered PLC	1,729,243	0.7
92,788		Tullow Oil PLC	1,353,654	0.6
165,432		WPP PLC	3,605,056	1.5
			36,732,746	15.2

		United States: 6.0%
25,254		Anheuser-Busch InBev Worldwide, Inc.	2,901,694	1.2
15,900	@	Avago Technologies Ltd.	1,145,913	0.4
30,900		Las Vegas Sands Corp.	2,355,198	1.0
36,900	@	Liberty Global PLC - Class A	1,631,718	0.7
38,700	@	Liberty Global PLC - Class C	1,637,397	0.7
17,165	X	Peixe Urbano, Inc.	515	0.0
2,600	@	Priceline.com, Inc.	3,127,800	1.3
254,100		Samsonite International SA	837,615	0.3

See Accompanying Notes to Financial Statements

45

VY T. Rowe Price International	PORTFOLIO OF INVESTMENTS
Stock Portfolio	as of June 30, 2014 (Unaudited) (continued)

4,400		Wynn Resorts Ltd.	913,264	0.4
			14,551,114	6.0

		Total Common Stock
		(Cost $193,190,143)	234,887,280	97.4

PREFERRED STOCK: –%
		United States: –%
3,895	X	Peixe Urbano, Inc.	–	–

		Total Preferred Stock
		(Cost $128,227)	–	–

RIGHTS: 0.0%
		France: 0.0%
4		Air Liquide SA	54	0.0

		Total Rights
		(Cost $–)	54	0.0

		Total Long-Term Investments
		(Cost $193,318,370)	234,887,334	97.4

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.1%
	Securities Lending Collateralcc(1): 1.2%
812,912	Cantor Fitzgerald, Repurchase Agreement dated 06/30/14, 0.13%, due 07/01/14 (Repurchase Amount $812,915, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.500%, Market Value plus accrued interest $829,170, due 07/15/14-04/20/64)	812,912	0.4
1,000,000	HSBC Securities USA, Repurchase Agreement dated 06/30/14, 0.07%, due 07/01/14 (Repurchase Amount $1,000,002, collateralized by various U.S. Government Securities, 0.000%-6.375%, Market Value plus accrued interest $1,020,003, due 07/10/14-08/15/42)	1,000,000	0.4
1,000,000	Nomura Securities, Repurchase Agreement dated 06/30/14, 0.11%, due 07/01/14 (Repurchase Amount $1,000,003, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-8.875%, Market Value plus accrued interest $1,020,000, due 07/01/14-07/15/56)	1,000,000	0.4
		2,812,912	1.2

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.9%
2,211,127	T. Rowe Price Reserve Investment Fund, 0.060%††
	(Cost $2,211,127)	2,211,127	0.9

	Total Short-Term Investments
	(Cost $5,024,039)	5,024,039	2.1

	Total Investments in Securities (Cost $198,342,409)	$239,911,373	99.5
	Assets in Excess of Other Liabilities	1,114,793	0.5
	Net Assets	$241,026,166	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of June 30, 2014.
@	Non-income producing security
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at June 30, 2014.
X	Fair value determined by Voya funds Valuation Committee appointed by the Funds' Board of Directors/Trustees.
(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

Cost for federal income tax purposes is $200,241,914.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$46,025,706
Gross Unrealized Depreciation	(6,356,247)

Net Unrealized Appreciation	$39,669,459

See Accompanying Notes to Financial Statements

46

VY T. Rowe Price International	PORTFOLIO OF INVESTMENTS
Stock Portfolio	as of June 30, 2014 (Unaudited) (continued)

Sector Diversification	Percentage of Net Assets
Consumer Discretionary	18.9%
Financials	18.3
Industrials	14.6
Consumer Staples	11.0
Information Technology	9.9
Health Care	9.7
Materials	5.7
Telecommunication Services	4.4
Energy	4.3
Utilities	0.6
Short-Term Investments	2.1
Assets in Excess of Other Liabilities	0.5
Net Assets	100.0%

See Accompanying Notes to Financial Statements

47

Voya High Yield Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2014 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 97.5%
		Basic Materials: 5.8%
750,000		Aleris International, Inc., 7.875%, 11/01/20	785,625	0.1
3,000,000	L	ArcelorMittal, 6.000%, 03/01/21	3,258,750	0.4
2,530,000	#	Cascades, Inc., 5.500%, 07/15/22	2,533,162	0.3
1,000,000		Celanese US Holdings, LLC, 5.875%, 06/15/21	1,107,500	0.1
1,000,000		Celanese US Holdings, LLC, 6.625%, 10/15/18	1,048,650	0.1
1,580,000	#	Constellium NV, 5.750%, 05/15/24	1,660,975	0.2
1,500,000		Eagle Spinco, Inc., 4.625%, 02/15/21	1,494,375	0.2
2,000,000	#,L	FMG Resources August 2006 Pty Ltd., 6.875%, 04/01/22	2,152,500	0.2
1,000,000	#,L	FMG Resources August 2006 Pty Ltd., 8.250%, 11/01/19	1,092,500	0.1
1,750,000		Hexion US Finance Corp. / Hexion Nova Scotia Finance ULC, 8.875%, 02/01/18	1,824,375	0.2
1,500,000		Hexion US Finance Corp., 6.625%, 04/15/20	1,597,500	0.2
1,000,000		Huntsman International LLC, 4.875%, 11/15/20	1,040,000	0.1
2,000,000		Huntsman International, LLC, 8.625%, 03/15/21	2,220,000	0.2
2,000,000	#	INEOS Finance PLC, 7.500%, 05/01/20	2,185,000	0.2
1,000,000	#	INEOS Group Holdings SA, 5.875%, 02/15/19	1,027,500	0.1
1,250,000	#	INEOS Group Holdings SA, 6.125%, 08/15/18	1,298,438	0.1
1,600,000	#	Kinove German Bondco GmbH, 9.625%, 06/15/18	1,728,000	0.2
4,000,000		Momentive Performance Materials, Inc., 8.875%, 10/15/20	4,290,000	0.5
3,000,000		Novelis, Inc./GA, 8.750%, 12/15/20	3,345,000	0.4
500,000	#,&	Orion Engineered Carbons Finance & Co. SCA, 9.250%, 08/01/19	522,750	0.1
3,000,000	#,L	Perstorp Holding AB, 8.750%, 05/15/17	3,232,500	0.4
1,295,000	#	PQ Corp., 8.750%, 05/01/18	1,409,931	0.1
3,000,000	#	Prince Mineral Holding Corp., 12.000%, 12/15/19	3,397,500	0.4
500,000	#	Rain CII Carbon, LLC / CII Carbon Corp., 8.000%, 12/01/18	527,500	0.1
1,000,000	#	Rain CII Carbon, LLC / CII Carbon Corp., 8.250%, 01/15/21	1,055,000	0.1
1,000,000	#	Taminco Global Chemical Corp., 9.750%, 03/31/20	1,122,500	0.1
2,710,000	L	Tronox Finance LLC, 6.375%, 08/15/20	2,811,625	0.3
2,610,000	#	US Coatings Acquisition, Inc. / Axalta Coating Systems Dutch Holding B BV, 7.375%, 05/01/21	2,857,950	0.3
			52,627,106	5.8

		Communications: 19.6%
2,000,000	#	Altice Financing SA, 6.500%, 01/15/22	2,135,000	0.2
3,000,000	#,L	Altice Finco SA, 8.125%, 01/15/24	3,322,500	0.4
3,360,000	#	Altice SA, 7.750%, 05/15/22	3,595,200	0.4
4,058,000	#	CBS Outdoor Americas Capital LLC / CBS Outdoor Americas Capital Corp., 5.625%, 02/15/24	4,200,030	0.5
2,500,000		CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 02/15/23	2,521,875	0.3
1,000,000		CCO Holdings LLC / CCO Holdings Capital Corp., 5.250%, 03/15/21	1,028,750	0.1
2,000,000		CCO Holdings LLC / CCO Holdings Capital Corp., 5.250%, 09/30/22	2,040,000	0.2
1,000,000		CCO Holdings LLC / CCO Holdings Capital Corp., 5.750%, 09/01/23	1,040,000	0.1
1,000,000		CCO Holdings LLC / CCO Holdings Capital Corp., 6.500%, 04/30/21	1,068,750	0.1
500,000		CCO Holdings LLC / CCO Holdings Capital Corp., 7.250%, 10/30/17	528,750	0.1
500,000		CCO Holdings LLC / CCO Holdings Capital Corp., 8.125%, 04/30/20	542,500	0.1
3,000,000		CenturyLink, Inc., 5.625%, 04/01/20	3,187,500	0.3
3,000,000	#	Cequel Communications Holdings I LLC / Cequel Capital Corp., 5.125%, 12/15/21	3,003,750	0.3
1,250,000	#	Cequel Communications Holdings I, LLC / Cequel Capital Corp., 6.375%, 09/15/20	1,334,375	0.1

See Accompanying Notes to Financial Statements

1

Voya High Yield Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2014 (Unaudited) (continued)

3,000,000		Cincinnati Bell, Inc., 8.375%, 10/15/20	3,303,750	0.4
1,000,000		Clear Channel Worldwide Holdings, Inc., 6.500%, 11/15/22	1,072,500	0.1
2,250,000		Clear Channel Worldwide Holdings, Inc., 6.500%, 11/15/22	2,435,625	0.3
3,500,000		Clear Channel Worldwide Holdings, Inc., 7.625%, 03/15/20	3,793,125	0.4
1,000,000	#	CommScope, Inc., 5.500%, 06/15/24	1,021,250	0.1
1,500,000		Crown Media Holdings, Inc., 10.500%, 07/15/19	1,696,875	0.2
1,350,000	#	CSC Holdings LLC, 5.250%, 06/01/24	1,331,437	0.1
1,300,000		CSC Holdings, LLC, 6.750%, 11/15/21	1,434,875	0.2
2,000,000		CSC Holdings, LLC, 7.625%, 07/15/18	2,317,500	0.3
3,430,000		DISH DBS Corp., 5.000%, 03/15/23	3,502,887	0.4
1,000,000		DISH DBS Corp., 5.875%, 07/15/22	1,087,500	0.1
3,430,000		DISH DBS Corp., 6.750%, 06/01/21	3,918,775	0.4
2,400,000		DISH DBS Corp., 7.875%, 09/01/19	2,856,000	0.3
1,285,000		Equinix, Inc., 5.375%, 04/01/23	1,320,337	0.1
1,000,000		Frontier Communications Corp., 7.125%, 03/15/19	1,140,000	0.1
3,000,000		Gray Television, Inc., 7.500%, 10/01/20	3,247,500	0.4
1,900,000	#	Harron Communications L.P./Harron Finance Corp., 9.125%, 04/01/20	2,128,000	0.2
600,000		Hughes Satellite Systems Corp., 6.500%, 06/15/19	670,500	0.1
750,000		Hughes Satellite Systems Corp., 7.625%, 06/15/21	862,500	0.1
670,000	#	Inmarsat Finance PLC, 4.875%, 05/15/22	678,375	0.1
1,500,000		Intelsat Jackson Holdings SA, 5.500%, 08/01/23	1,494,375	0.2
3,000,000		Intelsat Jackson Holdings SA, 7.250%, 10/15/20	3,240,000	0.4
2,500,000		Intelsat Jackson Holdings SA, 8.500%, 11/01/19	2,665,625	0.3
1,500,000		Intelsat Luxembourg SA, 7.750%, 06/01/21	1,593,750	0.2
2,000,000		Intelsat Luxembourg SA, 8.125%, 06/01/23	2,170,000	0.2
2,175,000	#	Lamar Media Corp., 5.375%, 01/15/24	2,262,000	0.2
500,000		Lamar Media Corp., 5.000%, 05/01/23	505,625	0.1
500,000		Lamar Media Corp., 5.875%, 02/01/22	538,125	0.1
3,000,000		LIN Television Corp., 6.375%, 01/15/21	3,172,500	0.3
3,725,000		Mediacom Broadband LLC / Mediacom Broadband Corp., 6.375%, 04/01/23	3,948,500	0.4
3,000,000		MetroPCS Wireless, Inc., 6.625%, 11/15/20	3,213,750	0.4
3,000,000		Nexstar Broadcasting, Inc., 6.875%, 11/15/20	3,247,500	0.4
2,250,000		Nielsen Finance LLC / Nielsen Finance Co., 4.500%, 10/01/20	2,278,125	0.2
925,000	#	Nielsen Finance LLC / Nielsen Finance Co., 5.000%, 04/15/22	936,563	0.1
2,208,000		Nielsen Finance, LLC / Nielsen Finance Co., 7.750%, 10/15/18	2,340,480	0.3
1,100,000		Northwestern Bell Telephone, 7.750%, 05/01/30	1,237,433	0.1
2,015,000	#	Numericable Group SA, 6.250%, 05/15/24	2,105,675	0.2
4,705,000	#	Numericable Group SA, 6.000%, 05/15/22	4,899,081	0.5
500,000	#	Sable International Finance Ltd., 8.750%, 02/01/20	565,000	0.1
500,000		SBA Communications Corp., 5.625%, 10/01/19	531,875	0.1
500,000		SBA Communications Corp., 5.750%, 07/15/20	533,125	0.1
1,970,000	#	SBA Communications Corp., 4.875%, 07/15/22	1,950,300	0.2
1,000,000		Sinclair Television Group, Inc., 5.375%, 04/01/21	1,011,250	0.1
4,350,000		Sinclair Television Group, Inc., 6.125%, 10/01/22	4,567,500	0.5
6,440,000	#,L	Sirius XM Radio, Inc., 5.750%, 08/01/21	6,794,200	0.8
1,340,000	#	Sirius XM Radio, Inc., 6.000%, 07/15/24	1,396,950	0.2
5,500,000		Sprint Capital Corp., 6.900%, 05/01/19	6,091,250	0.7
2,000,000	#	Sprint Corp., 7.125%, 06/15/24	2,125,000	0.2
500,000	#	Sprint Corp., 7.250%, 09/15/21	553,125	0.1
1,250,000	#	Sprint Corp., 7.875%, 09/15/23	1,393,750	0.2
7,000,000		Sprint Nextel Corp., 6.000%, 11/15/22	7,175,000	0.8
2,000,000		Sprint Nextel Corp., 8.750%, 03/15/32	2,320,000	0.3
2,610,000		Starz LLC / Starz Finance Corp., 5.000%, 09/15/19	2,730,713	0.3
1,000,000		Syniverse Holdings, Inc., 9.125%, 01/15/19	1,073,750	0.1
750,000		T-Mobile USA, Inc., 6.250%, 04/01/21	799,688	0.1
2,500,000		T-Mobile USA, Inc., 6.625%, 04/01/23	2,725,000	0.3

See Accompanying Notes to Financial Statements

2

Voya High Yield Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2014 (Unaudited) (continued)

2,950,000		T-Mobile USA, Inc., 6.731%, 04/28/22	3,193,375	0.4
250,000	L	T-Mobile USA, Inc., 6.836%, 04/28/23	273,125	0.0
6,000	#	Univision Communications, Inc., 6.750%, 09/15/22	6,668	0.0
1,325,000	#	Univision Communications, Inc., 6.875%, 05/15/19	1,417,750	0.2
4,500,000	#	Univision Communications, Inc., 7.875%, 11/01/20	4,972,500	0.5
3,140,000	#	West Corp., 5.375%, 07/15/22	3,108,600	0.3
2,000,000	#	Wind Acquisition Finance S.A., 7.250%, 02/15/18	2,115,000	0.2
2,600,000	#	Wind Acquisition Finance SA, 4.750%, 07/15/20	2,626,000	0.3
2,690,000	#	Wind Acquisition Finance SA, 7.375%, 04/23/21	2,878,300	0.3
			176,146,192	19.6

		Consumer, Cyclical: 13.4%
2,840,000		Affinia Group, Inc., 7.750%, 05/01/21	3,003,300	0.3
750,000	#	Allegion US Holding Co., Inc., 5.750%, 10/01/21	793,125	0.1
4,000,000	L	AMC Entertainment, Inc., 5.875%, 02/15/22	4,180,000	0.5
3,000,000		Ameristar Casinos, Inc., 7.500%, 04/15/21	3,240,000	0.4
2,930,000	#	Ashton Woods USA LLC, 6.875%, 02/15/21	2,937,325	0.3
3,000,000	#	Building Materials Holding Corp., 9.000%, 09/15/18	3,247,500	0.4
2,000,000	L	Caesars Entertainment Operating Co., Inc., 8.500%, 02/15/20	1,700,000	0.2
3,000,000	#	Caesars Entertainment Resort Properties LLC, 8.000%, 10/01/20	3,150,000	0.4
2,500,000	#,L	Caesars Entertainment Resort Properties LLC, 11.000%, 10/01/21	2,700,000	0.3
3,500,000	#	Carlson Wagonlit BV, 6.875%, 06/15/19	3,780,000	0.4
3,000,000	#	CDR DB Sub, Inc., 7.750%, 10/15/20	2,640,000	0.3
2,635,000	#	Cedar Fair L.P. / Canada's Wonderland Co. / Magnum Management Corp., 5.375%, 06/01/24	2,671,231	0.3
2,685,000	#	Century Communities, Inc., 6.875%, 05/15/22	2,758,837	0.3
3,000,000		Chrysler Group LLC/CG Co-Issuer, Inc., 8.250%, 06/15/21	3,405,000	0.4
2,000,000		Chrysler Group, LLC/CG Co-Issuer, Inc., 8.000%, 06/15/19	2,182,500	0.2
119,666		Continental Airlines 2001-1 Class B Pass Through Trust, 7.373%, 12/15/15	128,258	0.0
2,000,000		DineEquity, Inc., 9.500%, 10/30/18	2,153,000	0.2
2,000,000		HD Supply, Inc., 8.125%, 04/15/19	2,210,000	0.3
1,000,000		HD Supply, Inc., 11.000%, 04/15/20	1,183,750	0.1
1,000,000		HD Supply, Inc., 11.500%, 07/15/20	1,200,000	0.1
3,560,000	#	Hot Topic, Inc., 9.250%, 06/15/21	3,969,400	0.4
1,500,000	#	Jaguar Land Rover PLC, 5.625%, 02/01/23	1,599,375	0.2
1,000,000	#	Jaguar Land Rover PLC, 8.125%, 05/15/21	1,130,000	0.1
2,000,000	#,L	K Hovnanian Enterprises, Inc., 7.000%, 01/15/19	2,046,250	0.2
1,355,000		KB Home, 4.750%, 05/15/19	1,368,550	0.2
1,000,000	L	Levi Strauss & Co., 7.625%, 05/15/20	1,081,250	0.1
1,000,000		LKQ Corp., 4.750%, 05/15/23	991,000	0.1
2,000,000	#	MCE Finance Ltd., 5.000%, 02/15/21	2,030,000	0.2
850,000		Meritage Homes Corp., 7.150%, 04/15/20	952,000	0.1
3,335,000	L	Meritor, Inc., 6.250%, 02/15/24	3,510,088	0.4
1,000,000		MGM Mirage, 7.500%, 06/01/16	1,106,250	0.1
3,500,000		MGM Resorts International, 6.625%, 12/15/21	3,898,125	0.4
2,000,000		MGM Resorts International, 6.750%, 10/01/20	2,237,500	0.3
1,000,000		MGM Resorts International, 8.625%, 02/01/19	1,196,250	0.1
2,000,000		MGM Resorts International, 10.000%, 11/01/16	2,375,000	0.3
665,000	#	Michaels Stores, Inc., 5.875%, 12/15/20	680,295	0.1
2,000,000	#,&	MISA Investments Ltd., 8.625%, 08/15/18	2,052,500	0.2
2,600,000	#,&	Neiman Marcus Group LLC/The, 8.750%, 10/15/21	2,847,000	0.3
2,955,000	#	Oshkosh Corp., 5.375%, 03/01/22	3,058,425	0.3
200,000		Oshkosh Corp., 8.500%, 03/01/20	217,000	0.0
2,500,000	#,L	Petco Animal Supplies, Inc., 9.250%, 12/01/18	2,690,625	0.3
1,000,000	#,&	Petco Holdings, Inc., 8.500%, 10/15/17	1,027,500	0.1
680,000	L	Regal Entertainment Group, 5.750%, 03/15/22	707,200	0.1
1,050,000		Ryland Group, Inc., 5.375%, 10/01/22	1,047,375	0.1
1,500,000	#	Schaeffler Finance BV, 4.750%, 05/15/21	1,552,500	0.2

See Accompanying Notes to Financial Statements

3

Voya High Yield Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2014 (Unaudited) (continued)

1,900,000	#,&	Schaeffler Holding Finance BV, 6.875%, 08/15/18	2,011,625	0.2
750,000		Scientific Games Corp., 8.125%, 09/15/18	789,375	0.1
1,000,000		Scientific Games International, Inc., 6.250%, 09/01/20	990,000	0.1
4,000,000		Sonic Automotive, Inc., 5.000%, 05/15/23	3,950,000	0.4
1,250,000	#	Studio City Finance Ltd., 8.500%, 12/01/20	1,390,625	0.2
1,559,000		Tomkins, LLC / Tomkins, Inc., 9.000%, 10/01/18	1,661,972	0.2
2,000,000		United Continental Holdings, Inc., 6.000%, 07/15/28	1,935,000	0.2
3,000,000		US Airways Group, Inc., 6.125%, 06/01/18	3,176,250	0.4
2,300,000	#	Viking Cruises Ltd., 8.500%, 10/15/22	2,553,000	0.3
1,500,000		VWR Funding, Inc., 7.250%, 09/15/17	1,591,875	0.2
505,000	#	WMG Acquisition Corp., 5.625%, 04/15/22	509,419	0.1
2,540,000	#	WMG Acquisition Corp., 6.750%, 04/15/22	2,552,700	0.3
350,000		Wolverine World Wide, Inc., 6.125%, 10/15/20	378,875	0.0
2,000,000		Wynn Las Vegas, LLC / Wynn Las Vegas Capital Corp., 7.750%, 08/15/20	2,190,000	0.3
			120,316,000	13.4

		Consumer, Non-cyclical: 19.6%
3,490,000	#	Acadia Healthcare Co., Inc., 5.125%, 07/01/22	3,516,175	0.4
2,616,000	#	Albea Beauty Holdings SA, 8.375%, 11/01/19	2,857,980	0.3
1,500,000		Alere, Inc., 8.625%, 10/01/18	1,586,250	0.2
2,990,000		Amsurg Corp., 5.625%, 11/30/20	3,034,850	0.3
2,750,000		ARAMARK Corp., 5.750%, 03/15/20	2,921,875	0.3
1,000,000	#	Ashtead Capital, Inc., 6.500%, 07/15/22	1,097,500	0.1
5,000,000		Biomet, Inc., 6.500%, 10/01/20	5,362,500	0.6
2,500,000	#	Brand Energy & Infrastructure Services, Inc., 8.500%, 12/01/21	2,675,000	0.3
1,328,000	#	Bumble Bee Acquisition Corp., 9.000%, 12/15/17	1,420,960	0.2
2,570,000	#	C&S Group Enterprises LLC, 5.375%, 07/15/22	2,579,637	0.3
1,000,000	#,&	Capsugel SA, 7.000%, 05/15/19	1,031,875	0.1
350,000	#	Ceridian Corp., 8.875%, 07/15/19	397,250	0.0
2,500,000	#	Ceridian HCM Holding, Inc., 11.000%, 03/15/21	2,900,000	0.3
670,000	#	Ceridian LLC / Comdata, Inc., 8.125%, 11/15/17	678,375	0.1
500,000	#	CHS/Community Health Systems, Inc., 5.125%, 08/01/21	515,000	0.1
1,000,000		CHS/Community Health Systems, Inc., 5.125%, 08/15/18	1,051,250	0.1
750,000	#	CHS/Community Health Systems, Inc., 6.875%, 02/01/22	798,750	0.1
2,000,000		CHS/Community Health Systems, Inc., 7.125%, 07/15/20	2,175,000	0.2
1,000,000		Constellation Brands, Inc., 7.250%, 05/15/17	1,148,125	0.1
2,000,000	#,&	ConvaTec Finance International SA, 8.250%, 01/15/19	2,050,000	0.2
3,000,000	#	ConvaTec Healthcare SA, 10.500%, 12/15/18	3,251,250	0.4
2,660,000		DaVita HealthCare Partners, Inc., 5.125%, 07/15/24	2,681,612	0.3
2,000,000		DaVita HealthCare Partners, Inc., 6.625%, 11/01/20	2,135,000	0.2
1,732,000		Del Monte Corp., 7.625%, 02/15/19	1,807,082	0.2
3,180,000	#	Diamond Foods, Inc., 7.000%, 03/15/19	3,339,000	0.4
2,880,000	#	Envision Healthcare Corp., 5.125%, 07/01/22	2,912,400	0.3
1,000,000	#	First Quality Finance Co., Inc., 4.625%, 05/15/21	950,000	0.1
1,250,000	#	Forest Laboratories, Inc., 5.000%, 12/15/21	1,372,950	0.2
1,000,000	#	Fresenius Medical Care US Finance II, Inc., 5.625%, 07/31/19	1,095,000	0.1
1,375,000	#	Fresenius US Finance II, Inc., 9.000%, 07/15/15	1,488,438	0.2
3,390,000	#	Grifols Worldwide Operations Ltd., 5.250%, 04/01/22	3,525,600	0.4
4,380,000		HCA Holdings, Inc., 6.250%, 02/15/21	4,713,975	0.5
1,500,000		HCA Holdings, Inc., 7.750%, 05/15/21	1,648,125	0.2
2,000,000		HCA, Inc., 5.875%, 05/01/23	2,097,500	0.2
1,500,000		HCA, Inc., 7.250%, 09/15/20	1,608,750	0.2
3,500,000		HCA, Inc., 7.500%, 02/15/22	4,046,875	0.4
2,000,000		HCA, Inc., 8.000%, 10/01/18	2,380,000	0.3
500,000	L	HDTFS, Inc., 6.250%, 10/15/22	531,875	0.1
670,000	#	Hearthside Group Holdings LLC/Hearthside Finance Co., 6.500%, 05/01/22	671,675	0.1
2,500,000		Hertz Corp., 6.750%, 04/15/19	2,662,500	0.3
2,500,000		Hertz Corp., 7.375%, 01/15/21	2,725,000	0.3

See Accompanying Notes to Financial Statements

4

Voya High Yield Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2014 (Unaudited) (continued)

1,000,000		Hologic, Inc., 6.250%, 08/01/20	1,060,000	0.1
3,500,000		Immucor, Inc., 11.125%, 08/15/19	3,920,000	0.4
1,000,000	#	Jaguar Holding Co., 9.500%, 12/01/19	1,097,500	0.1
2,250,000	#	JBS USA LLC / JBS USA Finance, Inc., 5.875%, 07/15/24	2,250,000	0.2
2,540,000	#	Live Nation Entertainment, Inc., 5.375%, 06/15/22	2,584,450	0.3
900,000	#	Logo Merger Sub Corp., 8.375%, 10/15/20	958,500	0.1
2,710,000	#	MPH Acquisition Holdings LLC, 6.625%, 04/01/22	2,845,500	0.3
2,000,000		NBTY, Inc., 9.000%, 10/01/18	2,125,000	0.2
1,000,000		Pilgrim's Pride Corp., 7.875%, 12/15/18	1,063,800	0.1
2,000,000		Pinnacle Foods Finance LLC / Pinnacle Foods Finance Corp., 4.875%, 05/01/21	2,055,000	0.2
750,000		Prestige Brands, Inc., 8.125%, 02/01/20	840,000	0.1
3,365,000	#	Quad/Graphics, Inc., 7.000%, 05/01/22	3,381,825	0.4
3,500,000		Reynolds Group Issuer, Inc., 5.750%, 10/15/20	3,710,000	0.4
1,000,000	L	Reynolds Group Issuer, Inc., 8.250%, 02/15/21	1,092,500	0.1
2,500,000		Reynolds Group Issuer, Inc., 8.500%, 05/15/18	2,618,750	0.3
2,000,000		Reynolds Group Issuer, Inc., 9.000%, 04/15/19	2,127,500	0.2
3,750,000		Reynolds Group Issuer, Inc., 9.875%, 08/15/19	4,176,563	0.5
1,000,000		RR Donnelley & Sons Co., 6.000%, 04/01/24	1,012,500	0.1
3,000,000	L	RR Donnelley & Sons Co., 7.000%, 02/15/22	3,322,500	0.4
3,000,000	#	Safway Group Holding LLC / Safway Finance Corp., 7.000%, 05/15/18	3,195,000	0.4
3,000,000	#	Salix Pharmaceuticals Ltd, 6.000%, 01/15/21	3,225,000	0.4
3,000,000	#	Select Medical Corp., 6.375%, 06/01/21	3,150,000	0.4
3,310,000		ServiceMaster Co., 7.000%, 08/15/20	3,537,563	0.4
1,500,000		Spectrum Brands, Inc., 6.375%, 11/15/20	1,623,750	0.2
1,000,000		Spectrum Brands, Inc., 6.625%, 11/15/22	1,087,500	0.1
2,000,000	#	STHI Holding Corp., 8.000%, 03/15/18	2,122,500	0.2
3,000,000		Tenet Healthcare Corp., 4.500%, 04/01/21	3,030,000	0.3
750,000		Tenet Healthcare Corp., 6.000%, 10/01/20	815,625	0.1
750,000		Tenet Healthcare Corp., 8.125%, 04/01/22	870,000	0.1
1,000,000		Tenet Healthcare Corp., 8.000%, 08/01/20	1,086,250	0.1
2,000,000	&	TransUnion Holding Co., Inc., 8.125%, 06/15/18	2,098,000	0.2
1,000,000		Truven Health Analytics, Inc., 10.625%, 06/01/20	1,102,500	0.1
500,000		United Rentals North America, Inc., 5.750%, 07/15/18	531,250	0.1
300,000		United Rentals North America, Inc., 6.125%, 06/15/23	323,250	0.0
1,250,000		United Rentals North America, Inc., 7.375%, 05/15/20	1,387,500	0.2
2,500,000		United Rentals North America, Inc., 7.625%, 04/15/22	2,818,750	0.3
2,000,000	L	United Rentals North America, Inc., 8.375%, 09/15/20	2,205,000	0.2
1,500,000	#	Valeant Pharmaceuticals International, 5.625%, 12/01/21	1,545,000	0.2
1,000,000	#	Valeant Pharmaceuticals International, 6.750%, 10/01/17	1,045,000	0.1
2,150,000	#	Valeant Pharmaceuticals International, 6.875%, 12/01/18	2,257,500	0.3
3,000,000	#	Valeant Pharmaceuticals International, 7.000%, 10/01/20	3,202,500	0.4
500,000	#	Valeant Pharmaceuticals International, 7.250%, 07/15/22	541,875	0.1
1,000,000	#	VPI Escrow Corp., 6.375%, 10/15/20	1,066,250	0.1
3,000,000		WellCare Health Plans, Inc., 5.750%, 11/15/20	3,210,000	0.4
			176,762,410	19.6

		Diversified: 0.4%
1,000,000	&	Alphabet Holding Co., Inc., 7.750%, 11/01/17	1,033,750	0.1
1,285,000	#	Carlson Travel Holdings, Inc., 7.500%, 08/15/19	1,313,913	0.2
1,250,000	#	Nielsen Co. Luxembourg SARL/The, 5.500%, 10/01/21	1,296,875	0.1
			3,644,538	0.4

		Energy: 15.1%
735,000	#,L	Alpha Natural Resources, Inc., 7.500%, 08/01/20	712,950	0.1
2,000,000		Alta Mesa Holdings / Alta Mesa Finance Services Corp., 9.625%, 10/15/18	2,110,000	0.2

See Accompanying Notes to Financial Statements

5

Voya High Yield Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2014 (Unaudited) (continued)

2,000,000		Antero Resources Finance Corp., 6.000%, 12/01/20	2,155,000	0.2
500,000		Antero Resources Finance Corp., 5.375%, 11/01/21	520,625	0.1
3,000,000		Approach Resources, Inc., 7.000%, 06/15/21	3,142,500	0.3
1,000,000		Arch Coal, Inc., 7.250%, 06/15/21	735,000	0.1
1,000,000	L	Arch Coal, Inc., 7.000%, 06/15/19	762,500	0.1
250,000	#,L	Arch Coal, Inc., 8.000%, 01/15/19	248,125	0.0
2,690,000	#	Athlon Holdings L.P. / Athlon Finance Corp., 6.000%, 05/01/22	2,790,875	0.3
1,330,000	#	Baytex Energy Corp., 5.125%, 06/01/21	1,339,975	0.1
1,330,000	#	Baytex Energy Corp., 5.625%, 06/01/24	1,336,650	0.1
3,600,000		Berry Petroleum Co., 6.375%, 09/15/22	3,852,000	0.4
3,575,000		Bonanza Creek Energy, Inc., 6.750%, 04/15/21	3,843,125	0.4
2,710,000	#	Calumet Specialty Products Partners L.P./Calumet Finance Corp., 6.500%, 04/15/21	2,777,750	0.3
2,000,000		Calumet Specialty Products Partners L.P./Calumet Finance Corp., 7.625%, 01/15/22	2,160,000	0.2
2,500,000		Chaparral Energy, Inc., 7.625%, 11/15/22	2,712,500	0.3
2,500,000		Chesapeake Energy Corp., 5.750%, 03/15/23	2,790,500	0.3
1,000,000		Chesapeake Energy Corp., 7.250%, 12/15/18	1,185,000	0.1
2,030,000		Cloud Peak Energy Resources LLC / Cloud Peak Energy Finance Corp., 6.375%, 03/15/24	2,131,500	0.2
3,000,000		Crestwood Midstream Partners L.P. / Crestwood Midstream Finance Corp., 6.000%, 12/15/20	3,165,000	0.4
3,000,000	#	CrownRock L.P. / CrownRock Finance, Inc., 7.125%, 04/15/21	3,180,000	0.4
150,000		El Paso Corp., 8.050%, 10/15/30	164,250	0.0
500,000	#	Energy XXI Gulf Coast, Inc., 6.875%, 03/15/24	511,250	0.1
3,000,000		Energy XXI Gulf Coast, Inc., 7.500%, 12/15/21	3,225,000	0.4
3,000,000		EP Energy, LLC, 9.375%, 05/01/20	3,450,000	0.4
919,000	#	Expro Finance Luxembourg SCA, 8.500%, 12/15/16	963,801	0.1
3,000,000		Halcon Resources Corp., 8.875%, 05/15/21	3,240,000	0.4
3,250,000	#	Hilcorp Energy I L.P./Hilcorp Finance Co., 5.000%, 12/01/24	3,258,125	0.4
3,500,000	#	Legacy Reserves L.P. / Legacy Reserves Finance Corp., 6.625%, 12/01/21	3,570,000	0.4
2,365,000	#,L	Lonestar Resources America, Inc., 8.750%, 04/15/19	2,400,475	0.3
1,950,000	#	Memorial Resource Development Corp., 5.875%, 07/01/22	1,974,375	0.2
2,005,000		Murphy Oil USA, Inc., 6.000%, 08/15/23	2,120,287	0.2
1,000,000	#	Murray Energy Corp., 8.625%, 06/15/21	1,087,500	0.1
1,050,000		Newfield Exploration Co., 6.875%, 02/01/20	1,118,250	0.1
2,250,000		Newfield Exploration Co., 7.125%, 05/15/18	2,325,938	0.3
1,000,000		NFR Energy, LLC, 9.750%, 02/15/17	1,050,000	0.1
1,000,000		Oasis Petroleum, Inc., 6.500%, 11/01/21	1,080,000	0.1
2,305,000	#	Oasis Petroleum, Inc., 6.875%, 03/15/22	2,523,975	0.3
3,350,000	#	Parsley Energy LLC / Parsley Finance Corp., 7.500%, 02/15/22	3,592,875	0.4
1,250,000		Peabody Energy Corp., 6.000%, 11/15/18	1,309,375	0.1
1,500,000	L	Peabody Energy Corp., 6.250%, 11/15/21	1,501,875	0.2
50,000	L	Peabody Energy Corp., 6.500%, 09/15/20	50,625	0.0
2,445,000	#	PetroBakken Energy Ltd., 8.625%, 02/01/20	2,579,475	0.3
2,820,000		QR Energy L.P. / QRE Finance Corp., 9.250%, 08/01/20	3,094,950	0.3
1,000,000		Range Resources Corp., 5.000%, 03/15/23	1,070,000	0.1
1,000,000		Range Resources Corp., 6.750%, 08/01/20	1,080,000	0.1
500,000		Regency Energy Partners L.P. / Regency Energy Finance Corp., 5.500%, 04/15/23	525,000	0.1
1,475,000		Regency Energy Partners L.P. / Regency Energy Finance Corp., 6.875%, 12/01/18	1,561,656	0.2
3,000,000	#	RKI Exploration & Production LLC / RKI Finance Corp., 8.500%, 08/01/21	3,270,000	0.4
640,000	#	Rose Rock Midstream L.P. / Rose Rock Finance Corp., 5.625%, 07/15/22	649,600	0.1
2,490,000		Rosetta Resources, Inc., 5.625%, 05/01/21	2,574,038	0.3

See Accompanying Notes to Financial Statements

6

Voya High Yield Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2014 (Unaudited) (continued)

860,000		Rosetta Resources, Inc., 5.875%, 06/01/24	895,475	0.1
1,310,000	#	Sanchez Energy Corp., 6.125%, 01/15/23	1,355,850	0.1
4,141,000	#	Sanchez Energy Corp., 7.750%, 06/15/21	4,513,690	0.5
1,500,000		SandRidge Energy, Inc., 7.500%, 03/15/21	1,633,125	0.2
1,000,000		SandRidge Energy, Inc., 8.125%, 10/15/22	1,106,250	0.1
1,784,000		SemGroup Corp., 7.500%, 06/15/21	1,962,400	0.2
5,260,000	±,X	SemGroup Corp. Escrow, 11/15/15	–	–
3,165,000	#	Seventy Seven Energy, Inc., 6.500%, 07/15/22	3,248,081	0.4
3,000,000		Stone Energy Corp., 7.500%, 11/15/22	3,322,500	0.4
1,480,000	#	SunCoke Energy Partners L.P. / SunCoke Energy Partners Finance Corp., 7.375%, 02/01/20	1,587,300	0.2
3,455,000	#	Talos Production LLC, 9.750%, 02/15/18	3,679,575	0.4
500,000		Tesoro Logistics L.P. / Tesoro Logistics Finance Corp., 5.875%, 10/01/20	530,000	0.1
2,500,000		Tesoro Logistics L.P. / Tesoro Logistics Finance Corp., 6.125%, 10/15/21	2,681,250	0.3
3,500,000	#	Westmoreland Coal Co. / Westmoreland Partners, 10.750%, 02/01/18	3,766,875	0.4
2,250,000		Whiting Petroleum Corp., 5.750%, 03/15/21	2,469,375	0.3
600,000		Whiting Petroleum Corp., 6.500%, 10/01/18	627,000	0.1
1,577,000		WPX Energy, Inc., 6.000%, 01/15/22	1,691,333	0.2
			135,644,349	15.1

		Financial: 5.0%
3,350,000	#	AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, 4.500%, 05/15/21	3,412,812	0.4
2,000,000	Z	Ally Financial, Inc., 2.360%, 06/15/15	1,955,750	0.2
1,000,000		Ally Financial, Inc., 3.500%, 07/18/16	1,033,750	0.1
2,500,000		Ally Financial, Inc., 5.500%, 02/15/17	2,714,062	0.3
2,500,000		Ally Financial, Inc., 7.500%, 09/15/20	3,021,875	0.3
2,000,000	Z	Ally Financial, Inc., 11/01/31	2,562,500	0.3
2,500,000		CIT Group, Inc., 4.250%, 08/15/17	2,614,062	0.3
1,000,000	#	CIT Group, Inc., 5.500%, 02/15/19	1,086,875	0.1
3,000,000		CIT Group, Inc., 5.000%, 08/15/22	3,116,250	0.4
750,000		CNH Capital LLC, 3.875%, 11/01/15	768,750	0.1
3,000,000		Crown Castle International Corp., 5.250%, 01/15/23	3,142,500	0.4
335,000	#	Forestar USA Real Estate Group, Inc., 8.500%, 06/01/22	348,400	0.0
2,000,000		Icahn Enterprises L.P. / Icahn Enterprises Finance Corp., 4.875%, 03/15/19	2,065,000	0.2
2,000,000		Icahn Enterprises L.P. / Icahn Enterprises Finance Corp., 6.000%, 08/01/20	2,155,000	0.2
2,250,000	#	International Lease Finance Corp., 7.125%, 09/01/18	2,615,625	0.3
1,000,000		International Lease Finance Corp., 8.250%, 12/15/20	1,237,500	0.1
1,500,000		International Lease Finance Corp., 8.625%, 09/15/15	1,627,500	0.2
665,000		iStar Financial, Inc., 4.000%, 11/01/17	669,988	0.1
1,330,000		iStar Financial, Inc., 5.000%, 07/01/19	1,336,650	0.2
499,200	#,±	Lehman Brothers Holdings, Inc., 8.160%, 05/30/09	52,510	0.0
3,325,000	#	Outerwall, Inc., 5.875%, 06/15/21	3,366,563	0.4
2,685,000	#	Rayonier AM Products, Inc., 5.500%, 06/01/24	2,738,700	0.3
250,000	#,&	Sophia Holding Finance L.P. / Sophia Holding Finance, Inc., 9.625%, 12/01/18	261,250	0.0
1,000,000		Springleaf Finance Corp., 6.900%, 12/15/17	1,112,500	0.1
			45,016,372	5.0

		Industrial: 11.0%
1,750,000	#	Accudyne Industries Borrower / Accudyne Industries LLC, 7.750%, 12/15/20	1,881,250	0.2
3,630,000		ADS Waste Holdings, Inc., 8.250%, 10/01/20	3,929,475	0.4
1,041,758	#,&	ARD Finance SA, 11.125%, 06/01/18	1,102,753	0.1
2,530,000	#,&,L	Ardagh Finance Holdings SA, 8.625%, 06/15/19	2,618,550	0.3
1,000,000	#	Ardagh Packaging Finance PLC / Ardagh MP Holdings USA, Inc., 7.375%, 10/15/17	1,055,925	0.1
441,176	#	Ardagh Packaging Finance PLC, 7.000%, 11/15/20	458,824	0.1
250,000	#	Ardagh Packaging Finance PLC, 7.375%, 10/15/17	263,981	0.0

See Accompanying Notes to Financial Statements

7

Voya High Yield Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2014 (Unaudited) (continued)

3,520,000	#	BC Mountain LLC / BC Mountain Finance, Inc., 7.000%, 02/01/21	3,423,200	0.4
1,000,000		BE Aerospace, Inc., 5.250%, 04/01/22	1,093,750	0.1
1,500,000		BE Aerospace, Inc., 6.875%, 10/01/20	1,636,875	0.2
2,010,000		Berry Plastics Corp., 5.500%, 05/15/22	2,023,819	0.2
2,000,000		Berry Plastics Corp., 9.750%, 01/15/21	2,290,000	0.3
1,000,000	#	Beverage Packaging Holdings Luxembourg II SA / Beverage Packaging Holdings II Is, 5.625%, 12/15/16	1,027,500	0.1
2,000,000	#	Building Materials Corp. of America, 6.750%, 05/01/21	2,160,000	0.2
1,000,000	#	Building Materials Corp. of America, 7.000%, 02/15/20	1,065,000	0.1
375,000	#	Building Materials Corp. of America, 7.500%, 03/15/20	401,250	0.0
750,000	#	Calcipar SA, 6.875%, 05/01/18	795,000	0.1
1,500,000		Case New Holland, Inc., 7.875%, 12/01/17	1,755,000	0.2
1,250,000		Clean Harbors, Inc., 5.250%, 08/01/20	1,295,312	0.1
1,500,000	#	Cleaver-Brooks, Inc., 8.750%, 12/15/19	1,685,625	0.2
4,000,000	#	Consolidated Container Co., LLC/Consolidated Container Capital, Inc., 10.125%, 07/15/20	4,040,000	0.5
1,000,000		Covanta Holding Corp., 5.875%, 03/01/24	1,038,750	0.1
700,000		Covanta Holding Corp., 7.250%, 12/01/20	768,250	0.1
2,680,000	#	CTP Transportation Products LLC / CTP Finance, Inc., 8.250%, 12/15/19	2,894,400	0.3
2,000,000	#	Darling Escrow Corp., 5.375%, 01/15/22	2,082,500	0.2
2,500,000	#	Dematic SA / DH Services Luxembourg Sarl, 7.750%, 12/15/20	2,693,750	0.3
300,000	#,L	Emeco Pty Ltd., 9.875%, 03/15/19	309,375	0.0
2,000,000		Esterline Technologies Corp., 7.000%, 08/01/20	2,150,000	0.2
3,000,000	#,L	Gardner Denver, Inc., 6.875%, 08/15/21	3,165,000	0.4
3,280,000	#	Gates Global LLC / Gates Global Co., 6.000%, 07/15/22	3,296,400	0.4
2,500,000		Graphic Packaging International, Inc., 7.875%, 10/01/18	2,640,500	0.3
3,000,000		Headwaters, Inc., 7.625%, 04/01/19	3,217,500	0.4
1,000,000		Huntington Ingalls Industries, Inc., 6.875%, 03/15/18	1,062,500	0.1
2,050,000		Manitowoc Co., Inc., 8.500%, 11/01/20	2,296,000	0.3
2,500,000	#	Masonite International Corp., 8.250%, 04/15/21	2,737,500	0.3
2,000,000		Nortek, Inc., 8.500%, 04/15/21	2,220,000	0.2
1,400,000	#	Plastipak Holdings, Inc., 6.500%, 10/01/21	1,484,000	0.2
1,250,000		Polymer Group, Inc., 7.750%, 02/01/19	1,334,375	0.1
4,000,000	#	Roofing Supply Group, LLC / Roofing Supply Finance, Inc., 10.000%, 06/01/20	4,300,000	0.5
2,675,000	#	Sanmina Corp., 4.375%, 06/01/19	2,678,344	0.3
500,000	#	Sealed Air Corp., 6.500%, 12/01/20	565,000	0.1
1,750,000	#	Sealed Air Corp., 8.125%, 09/15/19	1,935,937	0.2
2,000,000	#	Sealed Air Corp., 8.375%, 09/15/21	2,300,000	0.3
1,000,000		SPX Corp., 6.875%, 09/01/17	1,130,000	0.1
2,830,000	#	Syncreon Group BV / Syncreon Global Finance US, Inc., 8.625%, 11/01/21	2,886,600	0.3
1,000,000		TransDigm, Inc., 5.500%, 10/15/20	1,021,400	0.1
1,340,000	#	TransDigm, Inc., 6.500%, 07/15/24	1,396,950	0.2
1,340,000	#	TransDigm, Inc., 6.000%, 07/15/22	1,378,525	0.2
1,250,000	#	USG Corp., 8.375%, 10/15/18	1,321,250	0.1
3,015,000	#	Waterjet Holdings, Inc., 7.625%, 02/01/20	3,210,975	0.4
2,500,000	#	Wise Metals Group LLC, 8.750%, 12/15/18	2,725,000	0.3
675,000	#	Wise Metals Intermediate Holdings LLC/Wise Holdings Finance Corp., 9.750%, 06/15/19	691,031	0.1
			98,934,901	11.0

		Materials: 0.1%
1,000,000		Louisiana-Pacific Corp., 7.500%, 06/01/20	1,105,000	0.1

		Technology: 5.0%
550,000	#	Activision Blizzard, Inc., 5.625%, 09/15/21	594,000	0.1
2,520,000	#	Activision Blizzard, Inc., 6.125%, 09/15/23	2,778,300	0.3
665,000	#	Advanced Micro Devices, Inc., 7.000%, 07/01/24	680,794	0.1
1,565,000	#	Audatex North America, Inc., 6.000%, 06/15/21	1,678,462	0.2
2,710,000	#	BCP Singapore VI Cayman Financing Co. Ltd., 8.000%, 04/15/21	2,784,525	0.3
3,000,000	#	BMC Software Finance, Inc., 8.125%, 07/15/21	3,101,250	0.3
1,850,000	#,&	Boxer Parent Co., Inc., 9.000%, 10/15/19	1,813,000	0.2

See Accompanying Notes to Financial Statements

8

Voya High Yield Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2014 (Unaudited) (continued)

3,750,000		Emdeon, Inc., 11.000%, 12/31/19	4,326,562	0.5
2,586,000	#	Entegris, Inc., 6.000%, 04/01/22	2,676,510	0.3
4,000,000	#	First Data Corp., 6.750%, 11/01/20	4,340,000	0.5
2,750,000	#	First Data Corp., 8.250%, 01/15/21	3,025,000	0.3
3,000,000		First Data Corp., 10.625%, 06/15/21	3,510,000	0.4
2,340,000		First Data Corp., 11.750%, 08/15/21	2,784,600	0.3
1,335,000	#	iGATE Corp., 4.750%, 04/15/19	1,365,038	0.1
1,500,000	#	IMS Health, Inc., 6.000%, 11/01/20	1,578,750	0.2
2,360,000	#,&,L	Infor Software Parent LLC / Infor Software Parent, Inc., 7.125%, 05/01/21	2,424,900	0.3
1,500,000		NCR Corp., 4.625%, 02/15/21	1,518,750	0.2
500,000		NCR Corp., 5.000%, 07/15/22	508,750	0.0
750,000	#	NCR Escrow Corp., 6.375%, 12/15/23	817,500	0.1
1,500,000	#	Sophia L.P. / Sophia Finance, Inc., 9.750%, 01/15/19	1,657,500	0.2
1,000,000		SunGard Data Systems, Inc., 6.625%, 11/01/19	1,057,500	0.1
246,000		SunGard Data Systems, Inc., 7.375%, 11/15/18	260,145	0.0
			45,281,836	5.0

		Utilities: 2.5%
870,000		AES Corp., 5.500%, 03/15/24	893,925	0.1
1,250,000		AES Corp., 7.375%, 07/01/21	1,468,750	0.2
244,000		AES Corp., 8.000%, 10/15/17	284,870	0.0
500,000		AES Corp., 8.000%, 06/01/20	603,750	0.1
2,800,000	#	Calpine Corp., 7.500%, 02/15/21	3,041,500	0.3
784,000	#	Calpine Corp., 7.875%, 01/15/23	878,080	0.1
1,586,000	#	Calpine Corp., 7.875%, 07/31/20	1,728,740	0.2
500,000	#	Ipalco Enterprises, Inc., 7.250%, 04/01/16	547,500	0.1
3,000,000	#	LBC Tank Terminals Holding Netherlands BV, 6.875%, 05/15/23	3,172,500	0.3
2,760,000	#	NGL Energy Partners L.P. / NGL Energy Finance Corp., 5.125%, 07/15/19	2,780,700	0.3
1,750,000	#	NRG Energy, Inc., 6.250%, 07/15/22	1,868,125	0.2
2,000,000		NRG Energy, Inc., 7.625%, 01/15/18	2,295,000	0.3
500,000		NRG Energy, Inc., 7.875%, 05/15/21	556,875	0.1
2,000,000	NRG Energy, Inc., 8.250%, 09/01/20	2,195,000	0.2
		22,315,315	2.5

	Total Corporate Bonds/Notes
	(Cost $841,091,605)	877,794,019	97.5

SHORT-TERM INVESTMENTS: 4.5%
	Securities Lending Collateralcc(1): 4.5%
9,663,319	Cantor Fitzgerald, Repurchase Agreement dated 06/30/14, 0.13%, due 07/01/14 (Repurchase Amount $9,663,353, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.500%, Market Value plus accrued interest $9,856,585, due 07/15/14-04/20/64)	9,663,319	1.1
2,697,083	Credit Suisse Securities, Repurchase Agreement dated 06/30/14, 0.06%, due 07/01/14 (Repurchase Amount $2,697,086, collateralized by various U.S. Government Securities, 0.000%, Market Value plus accrued interest $2,751,046, due 08/15/14-11/15/43)	2,697,082	0.3
9,663,319	HSBC Securities USA, Repurchase Agreement dated 06/30/14, 0.07%, due 07/01/14 (Repurchase Amount $9,663,338, collateralized by various U.S. Government Securities, 0.000%-6.375%, Market Value plus accrued interest $9,856,614, due 07/10/14-08/15/42)	9,663,319	1.0
9,000,000	Millenium Fixed Income Ltd., Repurchase Agreement dated 06/30/14, 0.15%, due 07/01/14 (Repurchase Amount $9,000,037, collateralized by various U.S. Government Securities, 0.750%-6.125%, Market Value plus accrued interest $9,180,000, due 12/31/17-04/15/28)	9,000,000	1.0

See Accompanying Notes to Financial Statements

9

Voya High Yield Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2014 (Unaudited) (continued)

9,663,319	Nomura Securities, Repurchase Agreement dated 06/30/14, 0.11%, due 07/01/14 (Repurchase Amount $9,663,348, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-8.875%, Market Value plus accrued interest $9,856,585, due 07/01/14-07/15/56)	9,663,319	1.1
		40,687,039	4.5

	Total Short-Term Investments
	(Cost $40,687,039)	40,687,039	4.5

	Total Investments in Securities (Cost $881,778,644)	$918,481,058	102.0
	Liabilities in Excess of Other Assets	(18,438,910)	(2.0)
	Net Assets	$900,042,148	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
&	Payment-in-kind
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at June 30, 2014.
±	Defaulted security
X	Fair value determined by Voya funds Valuation Committee appointed by the Funds' Board of Directors/Trustees.
Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

Cost for federal income tax purposes is $881,982,298.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$39,181,168
Gross Unrealized Depreciation	(2,682,408)

Net Unrealized Appreciation	$36,498,760

See Accompanying Notes to Financial Statements

10

Voya Large Cap Growth Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2014 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.2%
		Consumer Discretionary: 21.1%
109,175		Chipotle Mexican Grill, Inc.	64,687,279	1.2
2,511,229		Comcast Corp. – Class A	134,802,773	2.5
1,287,295		Gap, Inc.	53,512,853	1.0
2,389,656		Hilton Worldwide Holdings, Inc.	55,678,985	1.0
1,443,098		Home Depot, Inc.	116,833,214	2.2
1,099,319		Macy's, Inc.	63,782,488	1.2
661,314		Michael Kors Holdings Ltd.	58,625,486	1.1
942,594		Nike, Inc.	73,098,165	1.3
67,050	@	Priceline.com, Inc.	80,661,150	1.5
1,391,774		Starbucks Corp.	107,695,472	2.0
3,016,624		Twenty-First Century Fox, Inc. Class A	106,034,334	2.0
691,076	@	Ulta Salon Cosmetics & Fragrance, Inc.	63,171,257	1.2
1,196,889		Walt Disney Co.	102,621,263	1.9
696,083		Yum! Brands, Inc.	56,521,940	1.0
			1,137,726,659	21.1

		Consumer Staples: 9.9%
847,899		Costco Wholesale Corp.	97,644,049	1.8
1,527,796		CVS Caremark Corp.	115,149,985	2.1
1,290,081		Estee Lauder Cos., Inc.	95,801,415	1.8
748,936		Kimberly-Clark Corp.	83,296,662	1.6
1,588,751		PepsiCo, Inc.	141,939,014	2.6
			533,831,125	9.9

		Energy: 5.9%
689,764		Anadarko Petroleum Corp.	75,508,465	1.4
655,285		EOG Resources, Inc.	76,576,605	1.4
452,327		EQT Corp.	48,353,756	0.9
1,676,953		Halliburton Co.	119,080,433	2.2
			319,519,259	5.9

		Financials: 5.4%
693,243		Ameriprise Financial, Inc.	83,189,160	1.5
476,146	@	Aon PLC	42,895,993	0.8
285,273		Blackrock, Inc.	91,173,251	1.7
839,092		Prudential Financial, Inc.	74,486,197	1.4
			291,744,601	5.4

		Health Care: 13.6%
984,130		AbbVie, Inc.	55,544,297	1.0
388,939	@	Actavis PLC	86,752,844	1.6
287,855	@	Alexion Pharmaceuticals, Inc.	44,977,344	0.8
537,292		Allergan, Inc.	90,920,552	1.7
451,541		Amgen, Inc.	53,448,908	1.0
1,277,883		Bristol-Myers Squibb Co.	61,990,104	1.2
749,945		Celgene Corp.	64,405,277	1.2
1,070,986	@	Gilead Sciences, Inc.	88,795,449	1.7
616,076		McKesson Corp.	114,719,512	2.1
1,002,071		St. Jude Medical, Inc.	69,393,417	1.3
			730,947,704	13.6

		Industrials: 11.8%
1,100,312		Ametek, Inc.	57,524,311	1.1
844,548		Boeing Co.	107,451,842	2.0
1,107,695		Danaher Corp.	87,208,827	1.6
1,237,852		Delta Airlines, Inc.	47,929,629	0.9
1,038,531	@	Ingersoll-Rand PLC - Class A	64,918,573	1.2
555,367		Pall Corp.	47,422,788	0.9
700,521	@	Pentair PLC	50,521,575	0.9
462,662		Roper Industries, Inc.	67,553,279	1.3
1,045,980		Union Pacific Corp.	104,336,505	1.9
			634,867,329	11.8

		Information Technology: 27.4%
3,181,966		Apple, Inc.	295,700,100	5.5
772,857	@	Check Point Software Technologies	51,804,605	1.0
1,639,184		Cognizant Technology Solutions Corp.	80,172,489	1.5
2,379,728		EMC Corp.	62,682,036	1.2
1,351,007		Facebook, Inc.	90,909,261	1.7
161,033		Google, Inc.	92,639,064	1.7
197,909		Google, Inc. – Class A	115,711,455	2.1
1,140,196		Intuit, Inc.	91,819,984	1.7
1,323,373		Mastercard, Inc.	97,228,214	1.8
4,488,219		Microsoft Corp.	187,158,732	3.5
2,924,163		Oracle Corp.	118,516,326	2.2
893,747	@	TE Connectivity Ltd.	55,269,315	1.0
343,534		Visa, Inc.	72,386,049	1.3
676,102		VMware, Inc.	65,453,435	1.2
			1,477,451,065	27.4

		Materials: 4.1%
1,415,428		International Paper Co.	71,436,651	1.3
1,087,658	@	LyondellBasell Industries NV - Class A	106,209,804	2.0
365,406		Monsanto Co.	45,580,744	0.8
			223,227,199	4.1

	Total Common Stock
	(Cost $4,456,644,971)		5,349,314,941	99.2

SHORT-TERM INVESTMENTS: 1.5%
		Mutual Funds: 1.5%
79,788,600	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.030%††
	(Cost $79,788,600)	79,788,600	1.5

	Total Short-Term Investments
	(Cost $79,788,600)	79,788,600	1.5

	Total Investments in Securities (Cost $4,536,433,571)	$5,429,103,541	100.7
	Liabilities in Excess of Other Assets	(37,602,286)	(0.7)
	Net Assets	$5,391,501,255	100.0

††	Rate shown is the 7-day yield as of June 30, 2014.

See Accompanying Notes to Financial Statements

11

Voya Large Cap Growth Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2014 (Unaudited) (continued)

@	Non-income producing security

Cost for federal income tax purposes is $4,552,251,392.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$920,736,271
Gross Unrealized Depreciation	(43,884,122)

Net Unrealized Appreciation	$876,852,149

See Accompanying Notes to Financial Statements

12

Voya Large Cap Value Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2014 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.9%
		Consumer Discretionary: 5.6%
192,198		Brinker International, Inc.	9,350,433	0.8
207,694		Comcast Corp. – Class A	11,149,014	0.9
127,487	@	Delphi Automotive PLC	8,763,456	0.7
179,678		Home Depot, Inc.	14,546,731	1.2
196,195		Macy's, Inc.	11,383,234	1.0
146,698		Nike, Inc.	11,376,430	1.0
			66,569,298	5.6

		Consumer Staples: 6.7%
450,465		Altria Group, Inc.	18,892,502	1.6
268,144		CVS Caremark Corp.	20,210,013	1.7
157,986		Kimberly-Clark Corp.	17,571,203	1.5
202,616		Kraft Foods Group, Inc.	12,146,829	1.0
145,561		Molson Coors Brewing Co.	10,794,804	0.9
			79,615,351	6.7

		Energy: 16.0%
141,410		Anadarko Petroleum Corp.	15,480,153	1.3
208,727		ConocoPhillips	17,894,166	1.5
452,377		ExxonMobil Corp.	45,545,316	3.8
134,489		Halliburton Co.	9,550,064	0.8
192,258		Hess Corp.	19,012,394	1.6
350,007	@	Noble Corp. PLC	11,746,235	1.0
323,510		Occidental Petroleum Corp.	33,201,831	2.8
255,661		Royal Dutch Shell PLC - Class A ADR	21,058,796	1.8
242,137	L	Total S.A. ADR	17,482,291	1.4
			190,971,246	16.0

		Financials: 25.1%
397,228		AllianceBernstein Holding LP	10,280,261	0.9
121,704		Ameriprise Financial, Inc.	14,604,480	1.2
254,416		Arthur J. Gallagher & Co.	11,855,786	1.0
463,736		Blackstone Group LP	15,507,332	1.3
296,107		Discover Financial Services	18,352,712	1.5
225,877		Extra Space Storage, Inc.	12,027,950	1.0
549,603		Fifth Third Bancorp.	11,734,024	1.0
335,496		Gaming and Leisure Properties, Inc.	11,396,799	1.0
426,186		Invesco Ltd.	16,088,521	1.4
815,612		JPMorgan Chase & Co.	46,995,563	3.9
236,013		Lincoln National Corp.	12,140,509	1.0
211,711		Prudential Financial, Inc.	18,793,585	1.6
1,064,046		Regions Financial Corp.	11,300,168	1.0
473,510		Starwood Property Trust, Inc.	11,255,333	0.9
362,890		Weingarten Realty Investors	11,917,308	1.0
915,701		Wells Fargo & Co.	48,129,245	4.0
502,679	@	XL Group PLC	16,452,684	1.4
			298,832,260	25.1

		Health Care: 12.8%
427,989		Abbott Laboratories	17,504,750	1.5
167,787		Bristol-Myers Squibb Co.	8,139,347	0.7
177,340		Cardinal Health, Inc.	12,158,431	1.0
282,142		Medtronic, Inc.	17,989,374	1.5
568,682		Merck & Co., Inc.	32,898,254	2.8
1,362,397		Pfizer, Inc.	40,435,943	3.4
282,875		UnitedHealth Group, Inc.	23,125,031	1.9
			152,251,130	12.8

		Industrials: 9.6%
132,662		Boeing Co.	16,878,586	1.4
187,938		Caterpillar, Inc.	20,423,222	1.7
124,416		General Dynamics Corp.	14,500,685	1.2
1,078,660		General Electric Co.	28,347,185	2.4
96,262		Hubbell, Inc.	11,854,665	1.0
61,395		TransDigm Group, Inc.	10,268,928	0.9
116,274		Union Pacific Corp.	11,598,332	1.0
			113,871,603	9.6

		Information Technology: 9.2%
267,460		Apple, Inc.	24,855,058	2.1
1,043,870		Cisco Systems, Inc.	25,940,169	2.2
244,495		Microchip Technology, Inc.	11,933,801	1.0
705,707		Microsoft Corp.	29,427,982	2.4
149,112	@	TE Connectivity Ltd.	9,221,086	0.8
717,243		Xerox Corp.	8,922,503	0.7
			110,300,599	9.2

		Materials: 3.9%
490,236		Freeport-McMoRan Copper & Gold, Inc.	17,893,614	1.5
323,635		International Paper Co.	16,333,859	1.4
663,875		Steel Dynamics, Inc.	11,916,556	1.0
			46,144,029	3.9

		Telecommunication Services: 1.9%
620,751		CenturyTel, Inc.	22,471,186	1.9

		Utilities: 7.1%
817,951		CenterPoint Energy, Inc.	20,890,469	1.8
260,496		DTE Energy Co.	20,284,823	1.7
276,358		Entergy Corp.	22,686,228	1.9
356,269		Pinnacle West Capital Corp.	20,606,599	1.7
			84,468,119	7.1

	Total Common Stock
	(Cost $1,048,365,585)		1,165,494,821	97.9

See Accompanying Notes to Financial Statements

13

Voya Large Cap Value Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2014 (Unaudited) (continued)

EXCHANGE-TRADED FUNDS: 1.0%
117,449	iShares Russell 1000 Value Index Fund	11,894,060	1.0

	Total Exchange-Traded Funds
	(Cost $11,798,981)	11,894,060	1.0

	Total Long-Term Investments
	(Cost $1,060,164,566)	1,177,388,881	98.9

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.3%
	Securities Lending Collateralcc(1): 0.6%
1,013,980	Cantor Fitzgerald, Repurchase Agreement dated 06/30/14, 0.13%, due 07/01/14 (Repurchase Amount $1,013,984, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.500%, Market Value plus accrued interest $1,034,260, due 07/15/14-04/20/64)	1,013,980	0.1
1,663,780	Daiwa Capital Markets, Repurchase Agreement dated 06/30/14, 0.14%, due 07/01/14 (Repurchase Amount $1,663,786, collateralized by various U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $1,697,056, due 01/01/17-03/01/48)	1,663,780	0.1
1,663,780	HSBC Securities USA, Repurchase Agreement dated 06/30/14, 0.07%, due 07/01/14 (Repurchase Amount $1,663,783, collateralized by various U.S. Government Securities, 0.000%-6.375%, Market Value plus accrued interest $1,697,061, due 07/10/14-08/15/42)	1,663,780	0.2
1,000,000	Millenium Fixed Income Ltd., Repurchase Agreement dated 06/30/14, 0.15%, due 07/01/14 (Repurchase Amount $1,000,004, collateralized by various U.S. Government Securities, 0.750%-6.125%, Market Value plus accrued interest $1,020,000, due 12/31/17-04/15/28)	1,000,000	0.1
1,663,780	Nomura Securities, Repurchase Agreement dated 06/30/14, 0.11%, due 07/01/14 (Repurchase Amount $1,663,785, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-8.875%, Market Value plus accrued interest $1,697,056, due 07/01/14-07/15/56)	1,663,780	0.1
		7,005,320	0.6

Shares		Value	Percentage of Net Assets
		Mutual Funds: 1.7%
20,325,088	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.030%††
	(Cost $20,325,088)	20,325,088	1.7

	Total Short-Term Investments
	(Cost $27,330,408)	27,330,408	2.3

	Total Investments in Securities
	(Cost $1,087,494,974)	$1,204,719,289	101.2
	Liabilities in Excess of Other Assets	(14,774,685)	(1.2)
	Net Assets	$1,189,944,604	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of June 30, 2014.
@	Non-income producing security

ADR	American Depositary Receipt
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at June 30, 2014.
(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

See Accompanying Notes to Financial Statements

14

Voya Large Cap Value Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2014 (Unaudited) (continued)

Cost for federal income tax purposes is $1,088,296,611.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$120,605,203
Gross Unrealized Depreciation	(4,182,525)

Net Unrealized Appreciation	$116,422,678

See Accompanying Notes to Financial Statements

15

Voya Limited Maturity Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2014 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 38.2%
		Basic Materials: 0.9%
289,000		Ecolab, Inc., 1.000%, 08/09/15	290,481	0.1
930,000		Monsanto Co., 1.150%, 06/30/17	930,823	0.3
456,000		Rio Tinto Finance USA PLC, 1.375%, 06/17/16	461,115	0.2
770,000	#	Xstrata Finance Canada Ltd., 2.050%, 10/23/15	778,934	0.3
			2,461,353	0.9

		Communications: 3.5%
386,000		Amazon.com, Inc., 0.650%, 11/27/15	386,736	0.1
1,225,000		AT&T, Inc., 0.800%, 12/01/15	1,228,557	0.4
877,000		Cisco Systems, Inc., 1.100%, 03/03/17	880,409	0.3
171,000		Cox Communications, Inc., 5.450%, 12/15/14	174,783	0.1
150,000		Cox Communications, Inc., 5.500%, 10/01/15	158,820	0.1
249,000		DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 3.500%, 03/01/16	259,919	0.1
599,000		Juniper Networks, Inc., 3.100%, 03/15/16	615,522	0.2
700,000		NBCUniversal Media, LLC, 3.650%, 04/30/15	719,122	0.3
525,000		Symantec Corp., 2.750%, 09/15/15	537,046	0.2
260,000		Telefonica Emisiones SAU, 3.992%, 02/16/16	272,310	0.1
319,000		Thomson Reuters Corp., 1.300%, 02/23/17	319,561	0.1
634,000		Verizon Communications, Inc., 2.500%, 09/15/16	653,786	0.2
1,800,000		Verizon Communications, Inc., 3.000%, 04/01/16	1,866,856	0.7
419,000		Vodafone Group PLC, 5.625%, 02/27/17	466,489	0.2
1,107,000		Walt Disney Co., 1.100%, 12/01/17	1,102,501	0.4
			9,642,417	3.5

		Consumer, Cyclical: 1.9%
275,000		CVS Caremark Corp., 1.200%, 12/05/16	276,820	0.1
800,000	#	Daimler Finance North America LLC, 1.250%, 01/11/16	807,230	0.3
425,000	#	Glencore Funding LLC, 1.700%, 05/27/16	429,037	0.2
420,000	#	Hyundai Capital America, 1.625%, 10/02/15	423,914	0.1
1,075,000	#	Hyundai Capital America, 1.875%, 08/09/16	1,091,290	0.4
281,000		Johnson Controls, Inc., 1.400%, 11/02/17	281,348	0.1
584,000		McDonald's Corp., 0.750%, 05/29/15	586,592	0.2
766,000		Starbucks Corp., 0.875%, 12/05/16	767,131	0.3
285,000	#	Volkswagen International Finance NV, 1.125%, 11/18/16	286,147	0.1
320,000		Wal-Mart Stores, Inc., 0.600%, 04/11/16	320,743	0.1
			5,270,252	1.9

		Consumer, Non-cyclical: 8.1%
700,000		AbbVie, Inc., 1.200%, 11/06/15	704,924	0.3
929,000	#	Actavis Funding SCS, 1.300%, 06/15/17	927,750	0.3
525,000		Altria Group, Inc., 4.125%, 09/11/15	546,403	0.2
828,000		AmerisourceBergen Corp., 1.150%, 05/15/17	827,487	0.3
336,000		Anheuser-Busch InBev Worldwide, Inc., 0.800%, 07/15/15	337,585	0.1
457,000		Baxter International, Inc., 0.950%, 06/01/16	459,138	0.2
403,000		CareFusion Corp., 1.450%, 05/15/17	402,921	0.1
525,000		Coca-Cola Co., 1.800%, 09/01/16	537,569	0.2
738,000		ConAgra Foods, Inc., 1.300%, 01/25/16	744,374	0.3
875,000		Covidien International Finance SA, 1.350%, 05/29/15	882,246	0.3
645,000		Diageo Capital PLC, 0.625%, 04/29/16	644,785	0.2
300,000		Express Scripts Holding Co., 1.250%, 06/02/17	299,726	0.1
875,000		Genentech, Inc., 4.750%, 07/15/15	914,933	0.3
782,000		GlaxoSmithKline Capital PLC, 0.750%, 05/08/15	785,328	0.3
525,000		Kellogg Co., 1.125%, 05/15/15	528,383	0.2
583,000		Kraft Foods Group, Inc., 1.625%, 06/04/15	589,114	0.2
241,000		Lorillard Tobacco Co., 3.500%, 08/04/16	252,229	0.1
965,000		McKesson Corp., 0.950%, 12/04/15	969,181	0.4
485,000		McKesson Corp., 1.292%, 03/10/17	486,277	0.2
609,000		Medtronic, Inc., 0.875%, 02/27/17	607,083	0.2
680,000		Merck & Co., Inc., 0.700%, 05/18/16	682,272	0.2
584,000	#	Mylan, Inc., 6.000%, 11/15/18	610,877	0.2
305,000		PepsiCo, Inc., 0.700%, 02/26/16	305,834	0.1
925,000		PepsiCo, Inc., 0.700%, 08/13/15	927,809	0.3
245,000		PepsiCo, Inc., 1.250%, 08/13/17	245,956	0.1

See Accompanying Notes to Financial Statements

16

Voya Limited Maturity Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2014 (Unaudited) (continued)

511,000	#	Perrigo Co. Plc, 1.300%, 11/08/16	510,487	0.2
678,000		Pfizer, Inc., 1.100%, 05/15/17	680,831	0.2
749,000		Philip Morris International, Inc., 2.500%, 05/16/16	775,974	0.3
203,000		Procter & Gamble Co., 1.450%, 08/15/16	206,420	0.1
525,000		Reynolds American, Inc., 1.050%, 10/30/15	525,044	0.2
635,000		Sanofi, 1.250%, 04/10/18	627,169	0.2
875,000		St Jude Medical, Inc., 2.500%, 01/15/16	898,567	0.3
700,000		UnitedHealth Group, Inc., 0.850%, 10/15/15	703,079	0.3
565,000		Ventas Realty L.P., 1.250%, 04/17/17	565,378	0.2
506,000		Ventas Realty L.P., 1.550%, 09/26/16	511,385	0.2
443,000		WellPoint, Inc., 5.250%, 01/15/16	473,506	0.2
560,000	#	WM Wrigley Jr Co., 1.400%, 10/21/16	564,147	0.2
314,000		Zoetis, Inc., 1.150%, 02/01/16	316,076	0.1
			22,578,247	8.1

		Energy: 2.5%
420,000		BP Capital Markets PLC, 0.700%, 11/06/15	421,330	0.1
400,000		BP Capital Markets PLC, 2.248%, 11/01/16	412,619	0.1
700,000		Cameron International Corp., 1.600%, 04/30/15	705,544	0.3
279,000		Chevron Corp., 0.889%, 06/24/16	280,894	0.1
367,000		Enterprise Products Operating, LLC, 1.250%, 08/13/15	369,671	0.1
502,000		Hess Corp., 1.300%, 06/15/17	502,842	0.2
700,000		Marathon Oil Corp., 0.900%, 11/01/15	702,654	0.3
462,000		Petrobras Global Finance BV, 2.000%, 05/20/16	463,409	0.2
287,000		Petrobras International Finance Co., 2.875%, 02/06/15	290,780	0.1
270,000		Phillips 66, 1.950%, 03/05/15	272,740	0.1
969,000		Shell International Finance BV, 3.100%, 06/28/15	995,639	0.4
319,000		Statoil ASA, 1.950%, 11/08/18	322,014	0.1
515,000		Total Capital International SA, 0.750%, 01/25/16	516,954	0.2
626,000		TransCanada PipeLines Ltd., 0.750%, 01/15/16	627,784	0.2
			6,884,874	2.5

		Financial: 16.3%
298,000	#	ABN AMRO Bank NV, 1.375%, 01/22/16	300,767	0.1
612,000		Aegon NV, 2.847%, 07/29/49	557,431	0.2
469,000		American Express Credit Corp., 1.750%, 06/12/15	475,042	0.2
870,000		American International Group, Inc., 5.600%, 10/18/16	956,916	0.3
550,000		Australia & New Zealand Banking Group Ltd., 0.900%, 02/12/16	553,057	0.2
1,250,000		Bank of America Corp., 1.250%, 01/11/16	1,259,775	0.4
1,063,000		Bank of America Corp., 2.600%, 01/15/19	1,076,500	0.4
840,000		Bank of America Corp., 3.750%, 07/12/16	884,011	0.3
875,000		Bank of Montreal, 0.800%, 11/06/15	878,790	0.3
875,000		Bank of Nova Scotia, 0.750%, 10/09/15	877,948	0.3
704,000	#	Bank of Tokyo-Mitsubishi UFJ Ltd/The, 1.550%, 09/09/16	711,992	0.3
541,000	#	Banque Federative du Credit Mutuel SA, 1.700%, 01/20/17	545,755	0.2
900,000		Barclays Bank PLC, 5.000%, 09/22/16	978,693	0.3
830,000		BB&T Corp., 1.600%, 08/15/17	838,069	0.3
490,000		BB&T Corp., 5.200%, 12/23/15	521,151	0.2
525,000		BBVA, 4.664%, 10/09/15	548,902	0.2
966,000		Berkshire Hathaway Finance Corp., 2.450%, 12/15/15	993,682	0.4
525,000		BlackRock, Inc., 1.375%, 06/01/15	530,510	0.2
467,000	#	BNP Paribas Home Loan Covered Bonds SA, 2.200%, 11/02/15	477,121	0.2
311,000		Canadian Imperial Bank of Commerce/Canada, 0.900%, 10/01/15	312,609	0.1
630,000		Charles Schwab Corp., 0.850%, 12/04/15	632,732	0.2
500,000		Citigroup, Inc., 1.250%, 01/15/16	503,173	0.2
855,000		Citigroup, Inc., 1.300%, 04/01/16	860,416	0.3
489,000		Citigroup, Inc., 1.700%, 07/25/16	494,905	0.2
500,000		Citigroup, Inc., 5.500%, 02/15/17	550,147	0.2
485,000		Commonwealth Bank of Australia/New York NY, 1.125%, 03/13/17	485,423	0.2
253,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands, 2.125%, 10/13/15	258,678	0.1
1,151,000		Credit Suisse/New York NY, 3.500%, 03/23/15	1,176,340	0.4
292,000		Deutsche Bank AG/London, 1.350%, 05/30/17	292,066	0.1

See Accompanying Notes to Financial Statements

17

Voya Limited Maturity Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2014 (Unaudited) (continued)

980,000		Fifth Third Bancorp., 3.625%, 01/25/16	1,023,433	0.4
305,000		Ford Motor Credit Co. LLC, 2.750%, 05/15/15	310,912	0.1
200,000		Ford Motor Credit Co., LLC, 1.700%, 05/09/16	202,624	0.1
980,000		General Electric Capital Corp., 4.875%, 03/04/15	1,010,800	0.4
945,000		General Electric Capital Corp., 1.000%, 12/11/15	951,825	0.3
1,168,000		Goldman Sachs Group, Inc., 0.727%, 01/12/15	1,169,877	0.4
820,000		Goldman Sachs Group, Inc., 1.600%, 11/23/15	828,749	0.3
350,000		HCP, Inc., 3.750%, 02/01/16	365,936	0.1
260,000		Health Care REIT, Inc., 3.625%, 03/15/16	271,848	0.1
770,000		HSBC USA, Inc., 2.375%, 02/13/15	779,682	0.3
425,000		Huntington National Bank/The, 1.350%, 08/02/16	428,163	0.1
385,000	#	International Lease Finance Corp., 6.500%, 09/01/14	388,369	0.1
535,000		Intesa Sanpaolo SpA, 2.375%, 01/13/17	543,339	0.2
300,000		John Deere Capital Corp., 0.750%, 01/22/16	301,401	0.1
432,000		John Deere Capital Corp., 1.050%, 10/11/16	434,299	0.2
1,225,000		JPMorgan Chase & Co., 3.150%, 07/05/16	1,277,402	0.5
1,260,000		JPMorgan Chase & Co., 3.700%, 01/20/15	1,282,444	0.5
496,000		KeyCorp, 2.300%, 12/13/18	502,232	0.2
630,000	#	MetLife Institutional Funding II, 1.625%, 04/02/15	635,765	0.2
375,000	#	Metropolitan Life Global Funding I, 1.700%, 06/29/15	379,246	0.1
481,000	#	Mizuho Bank Ltd., 1.300%, 04/16/17	481,715	0.2
215,000		Morgan Stanley, 1.750%, 02/25/16	218,128	0.1
550,000		Morgan Stanley, 2.125%, 04/25/18	556,483	0.2
180,000		Morgan Stanley, 6.000%, 04/28/15	188,403	0.1
665,000		National Australia Bank Ltd./New York, 1.600%, 08/07/15	673,590	0.2
622,000		National Rural Utilities Cooperative Finance Corp., 1.100%, 01/27/17	624,750	0.2
500,000	#	Nordea Bank AB, 0.875%, 05/13/16	501,401	0.2
165,000	#	Nordea Bank AB, 3.700%, 11/13/14	167,053	0.1
375,000		PNC Bank NA, 1.150%, 11/01/16	377,114	0.1
600,000	PNC Funding Corp., 5.625%, 02/01/17	663,934	0.2
1,050,000	Prudential Financial, Inc., 3.875%, 01/14/15	1,069,577	0.4
218,000	Regions Financial Corp., 5.750%, 06/15/15	227,900	0.1
158,000	Regions Financial Corp., 7.750%, 11/10/14	161,965	0.1
980,000	Royal Bank of Canada, 0.850%, 03/08/16	985,639	0.3
735,000	Royal Bank of Canada, 1.500%, 01/16/18	738,036	0.3
848,000	Santander Holdings USA, Inc./PA, 3.000%, 09/24/15	871,234	0.3
280,000	Navient Corp., 3.875%, 09/10/15	287,000	0.1
805,000	State Street Corp., 2.875%, 03/07/16	836,064	0.3
770,000	SunTrust Bank/Atlanta GA, 0.535%, 04/01/15	769,972	0.3
357,000	SunTrust Banks, Inc., 2.500%, 05/01/19	361,914	0.1
490,000	UBS AG, 5.875%, 07/15/16	536,945	0.2
261,000	US Bancorp, 2.200%, 11/15/16	269,291	0.1
686,000	Wells Fargo & Co., 2.100%, 05/08/17	703,967	0.2
629,000	Westpac Banking Corp., 1.125%, 09/25/15	634,099	0.2
		45,527,121	16.3

	Industrial: 1.1%
437,000	Caterpillar Financial Services Corp., 0.700%, 11/06/15	438,619	0.1
500,000	Caterpillar Financial Services Corp., 0.700%, 02/26/16	500,710	0.2
525,000	Caterpillar Financial Services Corp., 1.100%, 05/29/15	529,060	0.2
542,000	CSX Corp., 6.250%, 04/01/15	565,455	0.2
560,000	General Electric Co., 0.850%, 10/09/15	562,927	0.2
403,000	L-3 Communications Corp., 1.500%, 05/28/17	404,004	0.1
184,000	United Parcel Service, Inc., 1.125%, 10/01/17	184,017	0.1
		3,184,792	1.1

	Technology: 2.0%
504,000	Altera Corp., 1.750%, 05/15/17	509,904	0.2
875,000	Apple, Inc., 0.450%, 05/03/16	874,590	0.3
295,000	Computer Sciences Corp., 2.500%, 09/15/15	300,350	0.1
547,000	International Business Machines Corp., 0.550%, 02/06/15	548,203	0.2

See Accompanying Notes to Financial Statements

18

Voya Limited Maturity Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2014 (Unaudited) (continued)

130,000	International Business Machines Corp., 1.950%, 07/22/16	133,466	0.0
700,000	Intel Corp., 1.350%, 12/15/17	700,659	0.3
525,000	NetApp Inc., 2.000%, 12/15/17	533,082	0.2
700,000	Oracle Corp., 1.200%, 10/15/17	699,280	0.2
556,000	Texas Instruments, Inc., 0.450%, 08/03/15	556,702	0.2
700,000	Xerox Corp., 4.250%, 02/15/15	716,213	0.3
		5,572,449	2.0

	Utilities: 1.9%
525,000	Dominion Resources, Inc., 1.400%, 09/15/17	524,393	0.2
890,000	NextEra Energy Capital Holdings, Inc., 1.200%, 06/01/15	895,562	0.3
1,025,000	Georgia Power Co., 0.625%, 11/15/15	1,025,580	0.4
379,000	Georgia Power Co., 0.750%, 08/10/15	380,155	0.1
315,000	Georgia Power Co., 3.000%, 04/15/16	328,012	0.1
753,000	Progress Energy, Inc., 5.625%, 01/15/16	808,918	0.3
588,000	PSEG Power, LLC, 2.750%, 09/15/16	610,707	0.2
468,000	Southern California Edison Co., 1.125%, 05/01/17	468,949	0.2
320,000	Xcel Energy, Inc., 0.750%, 05/09/16	320,450	0.1
		5,362,726	1.9

	Total Corporate
	Bonds/Notes
	(Cost $105,654,791)	106,484,231	38.2

COLLATERALIZED MORTGAGE OBLIGATIONS: 10.2%
779,000	#	American General Mortgage Loan Trust 2010-1, 5.650%, 03/25/58	791,090	0.3
1,011,510		Bank of America Merrill Lynch Commercial Mortgage, Inc., 4.621%, 07/10/43	1,023,608	0.4
900,000		Bank of America Merrill Lynch Commercial Mortgage, Inc., 5.317%, 06/10/49	980,829	0.4
500,000		Bear Stearns Commercial Mortgage Securities Trust, 4.750%, 06/11/41	514,835	0.2
464,069		Bear Stearns Commercial Mortgage Securities Trust, 4.820%, 08/13/39	464,436	0.2
980,000		Bear Stearns Commercial Mortgage Securities Trust, 5.074%, 02/13/42	1,004,683	0.4
251,093		Bear Stearns Commercial Mortgage Securities Trust, 5.957%, 06/11/50	252,193	0.1
406,157		Commercial Mortgage Trust, 0.716%, 03/10/46	405,993	0.1
530,000		Commercial Mortgage Trust, 5.401%, 07/15/44	551,405	0.2
896,000		Credit Suisse First Boston Mortgage Securities Corp., 5.290%, 08/15/38	925,028	0.3
1,380,000	#	Credit Suisse Mortgage Capital Certificates, 2.410%, 02/10/29	1,386,876	0.5
545,000	#	Credit Suisse Mortgage Capital Certificates, 5.342%, 12/15/43	584,552	0.2
990,000	#	Credit Suisse Mortgage Capital Certificates, 5.342%, 12/16/43	1,067,649	0.4
133,000	#	Del Coronado Trust, 0.952%, 03/15/26	133,160	0.0
940,000		GE Capital Commercial Mortgage Corp., 5.133%, 05/10/43	965,469	0.3
327,280		GE Capital Commercial Mortgage Corp., 5.489%, 11/10/45	328,366	0.1
435,411		Greenwich Capital Commercial Funding Corp., 5.381%, 03/10/39	442,650	0.2
340,000		Greenwich Capital Commercial Funding Corp., 5.447%, 03/10/39	344,118	0.1
900,000		Greenwich Capital Commercial Funding Corp., 5.475%, 03/10/39	970,939	0.3
400,000	#	Greenwich Capital Commercial Funding Corp., 6.160%, 06/10/36	399,816	0.1
44,560	#	JP Morgan Chase Commercial Mortgage Securities Corp., 4.158%, 01/12/39	44,655	0.0
990,000		JP Morgan Chase Commercial Mortgage Securities Corp., 4.878%, 01/15/42	1,001,779	0.4
143,303		JP Morgan Chase Commercial Mortgage Securities Corp., 5.420%, 01/12/43	143,520	0.0
21,019		JP Morgan Chase Commercial Mortgage Securities Corp., 5.790%, 02/15/51	20,993	0.0
66,562		JP Morgan Chase Commercial Mortgage Securities Corp., 5.976%, 06/15/49	66,536	0.0
340,000		JP Morgan Chase Commercial Mortgage Securities Trust, 0.352%, 03/15/46	338,871	0.1

See Accompanying Notes to Financial Statements

19

Voya Limited Maturity Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2014 (Unaudited) (continued)

2,010,000		LB-UBS Commercial Mortgage Trust, 5.127%, 09/15/40	2,084,879	0.7
699,715		LB-UBS Commercial Mortgage Trust, 5.300%, 11/15/38	723,016	0.3
235,141	#	LB-UBS Commercial Mortgage Trust, 5.914%, 10/15/35	235,665	0.1
262,104		ML-CFC Commercial Mortgage Trust, 5.644%, 09/12/49	266,937	0.1
446,426		Merrill Lynch Mortgage Investors Trust Series 1998-C1-CTL, 6.720%, 11/15/26	473,164	0.2
1,270,000		Morgan Stanley Capital I Trust 2005-TOP17, 4.840%, 12/13/41	1,292,699	0.5
900,000		Morgan Stanley Capital I Trust, 5.073%, 08/13/42	931,051	0.3
479,264		Morgan Stanley Capital I Trust, 5.185%, 10/12/52	479,641	0.2
930,000		Morgan Stanley Capital I Trust, 5.831%, 06/11/42	1,022,948	0.4
114,806	#	Morgan Stanley Re-REMIC Trust, 5.246%, 12/17/43	115,224	0.0
232,469	#	NorthStar 2012-1 Mortgage Trust, 1.352%, 08/25/29	232,725	0.1
500,000		Octagon Investment Partners V Ltd., 5.233%, 11/28/18	500,756	0.2
1,320,000	#	TIAA CMBS I Trust, 5.770%, 06/19/33	1,409,676	0.5
714,957		TIAA Seasoned Commercial Mortgage Trust, 5.565%, 08/15/39	742,119	0.3
580,000		Wachovia Bank Commercial Mortgage Trust, 5.396%, 03/15/42	592,043	0.2
1,540,000		Wachovia Bank Commercial Mortgage Trust, 5.603%, 10/15/48	1,664,868	0.6
690,000	#	Wachovia Bank Commercial Mortgage Trust, 5.852%, 08/15/41	690,993	0.2

	Total Collateralized Mortgage Obligations
	(Cost $28,857,396)		28,612,453	10.2

ASSET-BACKED SECURITIES: 16.9%
	Automobile Asset-Backed Securities: 5.5%
100,000	BMW Vehicle Owner Trust, 0.670%, 11/27/17	100,152	0.0
210,000	BMW Vehicle Owner Trust, 1.120%, 04/27/20	209,965	0.1
510,000	Capital Auto Receivables Asset Trust, 1.310%, 12/20/17	514,464	0.2
260,000	Capital Auto Receivables Asset Trust, 1.620%, 10/22/18	261,469	0.1
57,000		Capital Auto Receivables Asset Trust 2013-2, 1.240%, 10/20/17	57,461	0.0
660,000		CarMax Auto Owner Trust 2013-3, 1.490%, 01/15/19	665,941	0.2
940,000		CarMax Auto Owner Trust, 1.320%, 07/15/19	938,500	0.3
480,000		Fifth Third Auto Trust 2014-2, 1.380%, 12/15/20	481,250	0.2
190,000		Ford Credit Auto Owner Trust 2013-D, 1.110%, 02/15/19	190,493	0.1
1,330,000		Ford Credit Auto Owner Trust, 1.250%, 10/15/18	1,341,215	0.5
339,000		Harley-Davidson Motorcycle Trust 2012-1, 0.910%, 02/15/18	340,567	0.1
840,000		Harley-Davidson Motorcycle Trust, 1.550%, 10/15/21	843,427	0.3
90,000		Honda Auto Receivables Owner Trust, 0.620%, 03/21/19	89,942	0.0
378,000	#	Hyundai Auto Lease Securitization Trust, 0.660%, 06/15/16	378,595	0.1
100,000		Hyundai Auto Receivables Trust, 1.460%, 11/15/19	100,257	0.0
1,330,000		Mercedes-Benz Auto Receivables Trust, 1.130%, 11/15/19	1,337,268	0.5
1,380,000		Nissan Auto Receivables 2013-B Owner Trust, 1.310%, 10/15/19	1,391,662	0.5
309,000		Nissan Auto Lease 2013-A, 0.740%, 10/15/18	309,924	0.1
901,000		Nissan Auto Receivables Owner Trust, 0.750%, 07/15/19	900,053	0.3
750,000		Nissan Auto Receivables Owner Trust, 1.000%, 07/16/18	754,774	0.3
300,000		Santander Drive Auto Receivables Trust 2012-5, 3.300%, 09/17/18	312,123	0.1
115,607		Toyota Auto Receivables Owner Trust, 0.750%, 02/16/16	115,800	0.0
700,000		Toyota Auto Receivables Owner Trust, 1.180%, 06/17/19	701,711	0.3
1,000,000		Toyota Auto Receivables 2013-B Owner Trust, 1.460%, 01/15/19	1,012,851	0.4
710,000		Volkswagen Auto Lease Trust, 0.990%, 07/20/18	711,387	0.3
400,000		Volkswagen Auto Loan Enhanced Trust 2012-2, 0.660%, 03/20/19	399,180	0.1

See Accompanying Notes to Financial Statements

20

Voya Limited Maturity Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2014 (Unaudited) (continued)

200,000		Volkswagen Auto Loan Enhanced Trust 2013-1, 0.560%, 08/21/17	200,257	0.1
810,000		World Omni Auto Receivables Trust, 0.870%, 07/15/19	807,312	0.3
			15,468,000	5.5

		Credit Card Asset-Backed Securities: 3.9%
418,000		Capital One Multi-Asset Execution Trust, 5.050%, 12/17/18	447,889	0.2
640,000		Capital One Multi-Asset Execution Trust, 5.750%, 07/15/20	728,036	0.3
1,200,000		Chase Issuance Trust, 1.010%, 10/15/18	1,204,242	0.4
970,000		Chase Issuance Trust, 1.150%, 01/15/19	973,390	0.3
200,000		Chase Issuance Trust, 0.522%, 04/15/21	200,370	0.1
1,000,000		Citibank Credit Card Issuance Trust, 1.320%, 09/07/18	1,010,061	0.4
1,205,000		Citibank Credit Card Issuance Trust, 5.350%, 02/07/20	1,368,159	0.5
1,357,000		Citibank Credit Card Issuance Trust, 5.650%, 09/20/19	1,542,288	0.5
400,000		Discover Card Execution Note Trust, 0.582%, 07/15/21	401,731	0.1
1,000,000		Discover Card Execution Note Trust, 1.040%, 04/15/19	1,003,864	0.4
1,000,000		Discover Card Execution Note Trust, 5.650%, 03/16/20	1,134,319	0.4
975,000		Dryrock Issuance Trust, 0.640%, 08/15/18	975,443	0.3
			10,989,792	3.9

		Home Equity Asset-Backed Securities: 0.2%
452,517		Chase Funding Loan Acquisition Trust Series, 4.750%, 12/25/19	465,870	0.2

		Other Asset-Backed Securities: 7.3%
500,000	#	Apidos CDO I Ltd., 0.978%, 07/27/17	498,941	0.2
400,000	#	Ares VIR CLO Ltd., 2.130%, 03/12/18	398,653	0.1
510,000	#	Ares XII CLO Ltd., 2.227%, 11/25/20	513,721	0.2
250,000	#	Ares XII CLO Ltd., 3.477%, 11/25/20	248,844	0.1
500,000	#	Atrium V, 0.919%, 07/20/20	481,773	0.2
500,000	#	Babson CLO, Inc. 2005-III, 0.623%, 11/10/19	491,903	0.2
488,437	#	Black Diamond CLO Ltd., 0.581%, 06/20/17	487,123	0.2
500,000	#	Callidus Debt Partners CLO Fund IV Ltd., 2.026%, 04/17/20	498,879	0.2
750,000	#	Carlyle Arnage CLO Ltd., 1.727%, 08/27/21	758,603	0.3
400,000	#	Carlyle Arnage CLO Ltd., 3.477%, 08/27/21	403,126	0.1
800,000	#	Castle Garden Funding, 0.977%, 10/27/20	794,238	0.3
750,000	#	CIFC Funding 2006-I Ltd., 1.828%, 10/20/20	724,474	0.2
600,000	#	CIFC Funding 2006-II Ltd., 1.827%, 03/01/21	575,135	0.2
1,374,000		CNH Equipment Trust, 0.650%, 04/16/18	1,376,648	0.5
500,000	#	CP Uniq Aps, 2.027%, 04/15/18	488,207	0.2
1,000,000	#	Dryden VIII Leveraged Loan CDO 2005, 1.978%, 05/22/17	995,000	0.3
56,807	#	Emporia Preferred Funding II Corp., 0.508%, 10/18/18	56,789	0.0
575,000	#	Emporia Preferred Funding, 0.728%, 10/18/18	572,910	0.2
400,000	#	Gallatin CLO III 2007-1 Ltd., 1.474%, 05/15/21	384,066	0.1
500,000	#	Goldentree Loan Opportunities V Ltd., 3.478%, 10/18/21	497,634	0.2
264,180	#	GSAMP Trust 2005-SEA2, 0.500%, 01/25/45	258,382	0.1
400,000	#	Gulf Stream - Compass CLO, 2.228%, 10/28/19	401,377	0.1
750,000	#	Gulf Stream - Compass CLO, 3.678%, 10/28/19	750,379	0.3
350,000	#	Gulf Stream - Sextant CLO, 0.927%, 08/21/20	343,737	0.1
340,000	#	Gulf Stream - Sextant CLO, 1.827%, 08/21/20	331,264	0.1
700,000	#	Halcyon Structured Asset Management Long Secured/Short Unsecured, 0.673%, 08/07/21	685,103	0.2
500,000	#	Kingsland I Ltd., 2.030%, 06/13/19	498,398	0.2
750,000	#	Kingsland III Ltd., 0.877%, 08/24/21	719,672	0.2
500,000	#	Madison Park Funding Ltd., 2.123%, 05/10/19	500,121	0.2
500,000	#	Morgan Stanley Investment Management Croton Ltd, 0.677%, 01/15/18	494,081	0.2
500,000	#	MSIM Peconic Bay Ltd., 2.228%, 07/20/19	502,691	0.2
500,000	#	Muir Grove CLO Ltd., 2.229%, 03/25/20	500,012	0.2
500,000	#	Muir Grove CLO Ltd., 3.229%, 03/25/20	500,224	0.2
500,000	#	Northwoods Capital V Ltd., 2.134%, 12/07/20	494,023	0.2
500,000	#	Stanfield Veyron CLO Ltd., 0.907%, 07/15/18	494,173	0.2
591,077		Structured Asset Securities Corp. Trust, 0.352%, 09/25/35	590,618	0.2
350,000	#	WhiteHorse III Ltd./Corp, 0.975%, 05/01/18	348,808	0.1

See Accompanying Notes to Financial Statements

21

Voya Limited Maturity Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2014 (Unaudited) (continued)

750,000	# WhiteHorse III Ltd/Corp, 2.075%, 05/01/18	739,874	0.3
		20,399,604	7.3

	Total Asset-Backed Securities
	(Cost $47,084,766)	47,323,266	16.9

U.S. GOVERNMENT AGENCY OBLIGATIONS: 4.3%
	Federal Home Loan Bank: 0.0%
150,000	1.150%, due 02/22/18	149,320	0.0

	Federal Home Loan Mortgage Corporation: 0.4%##
1,034,000	0.625%, due 06/20/17	1,034,874	0.4
1,959	1.974%, due 07/01/24	2,046	0.0
81	2.000%, due 01/01/17	82	0.0
		1,037,002	0.4

	Federal National Mortgage Association: 3.9%##
10,400,000	0.750%, due 12/19/14	10,431,970	3.8
1,447	2.332%, due 12/01/17	1,453	0.0
8,502	6.000%, due 07/01/16	8,756	0.0
13,641	6.000%, due 03/01/17	14,179	0.0
18,755	6.000%, due 05/01/17	19,503	0.0
10,604	6.000%, due 09/01/17	10,711	0.0
184,036	6.500%, due 10/01/22	207,641	0.1
–	6.500%, due 02/01/29	–	–
35,579	6.500%, due 10/01/32	40,246	0.0
17,476	7.000%, due 10/01/32	17,924	0.0
8,375	7.500%, due 08/01/27	8,487	0.0
		10,760,870	3.9

	Government National Mortgage Association: 0.0%
7,582	9.000%, due 12/15/26	8,778	0.0

	Total U.S. Government Agency Obligations
	(Cost $11,920,772)	11,955,970	4.3

U.S. TREASURY OBLIGATIONS: 28.9%
	U.S. Treasury Notes: 28.9%
33,724,000	0.500%, due 06/30/16	33,751,654	12.1
31,040,000	0.875%, due 06/15/17	31,048,474	11.1
7,176,000	1.625%, due 06/30/19	7,175,160	2.6
8,476,000	1.750%, due 07/31/15	8,622,677	3.1
10,000	2.125%, due 06/30/21	9,996	0.0

	Total U.S. Treasury Obligations
	(Cost $80,516,060)	80,607,961	28.9
# of Contracts		Value	Percentage of Net Assets
PURCHASED OPTIONS: 0.0%
	OTC Interest Rate Swaptions: 0.0%
16,595,000	@ Pay a fixed rate equal to 5.070% and receive a floating rate equal to the 3-month USD-LIBOR-BBA, Exp. 05/29/15 Counterparty: Credit Suisse Group AG	25,515	0.0

	Total Purchased Options
	(Cost $76,337)	25,515	0.0

	Total Long-Term Investments
	(Cost $274,110,122)	275,009,396	98.5

Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.4%
	Mutual Funds: 2.4%
6,563,000	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.030%††
	(Cost $6,563,000)	6,563,000	2.4

	Total Short-Term Investments
	(Cost $6,563,000)	6,563,000	2.4

	Total Investments in Securities (Cost $280,673,122)	$281,572,396	100.9
	Liabilities in Excess of Other Assets	(2,625,755)	(0.9)
	Net Assets	$278,946,641	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of June 30, 2014.
#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
##	The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
@	Non-income producing security

Cost for federal income tax purposes is $280,673,700.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$1,366,433
Gross Unrealized Depreciation	(467,737)

Net Unrealized Appreciation	$898,696

See Accompanying Notes to Financial Statements

22

Voya Multi-Manager Large Cap Core Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2014 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.7%
		Consumer Discretionary: 11.3%
32,039		ARAMARK Holdings Corp.	829,169	0.2
156,520	@	Carmax, Inc.	8,140,605	2.5
189,140		Carnival Corp.	7,121,121	2.2
54,653		Comcast Corp. – Class A	2,933,773	0.9
29,109	@	Delphi Automotive PLC	2,000,953	0.6
13,958	@	DirecTV Group	1,186,570	0.4
17,920		Discovery Communications, Inc. - Class A	1,331,098	0.4
35,920		Hilton Worldwide Holdings, Inc.	836,936	0.2
134,726		Lowe's Cos., Inc.	6,465,501	2.0
30,242		Michaels Cos, Inc./The	515,626	0.1
7,990		Ralph Lauren Corp.	1,283,913	0.4
17,785	@	Urban Outfitters, Inc.	602,200	0.2
34,780		Viacom - Class B	3,016,469	0.9
4,801		Wynn Resorts Ltd.	996,495	0.3
			37,260,429	11.3

		Consumer Staples: 11.1%
133,020		Altria Group, Inc.	5,578,859	1.7
25,450		Brown-Forman Corp.	2,396,626	0.7
106,630		Coca-Cola Co.	4,516,847	1.4
43,091		CVS Caremark Corp.	3,247,769	1.0
6,484		Diageo PLC ADR	825,219	0.2
51,840		Energizer Holdings, Inc.	6,326,035	1.9
29,354		PepsiCo, Inc.	2,622,486	0.8
33,722		Philip Morris International, Inc.	2,843,102	0.9
35,853		Procter & Gamble Co.	2,817,687	0.8
20,936		Walgreen Co.	1,551,986	0.5
50,900		Wal-Mart Stores, Inc.	3,821,063	1.2
			36,547,679	11.1

		Energy: 9.6%
44,240		Apache Corp.	4,451,429	1.3
21,956	@	Cameron International Corp.	1,486,641	0.4
36,079		Canadian Natural Resources Ltd.	1,656,387	0.5
80,193		Chevron Corp.	10,469,196	3.2
87,544		ConocoPhillips	7,505,147	2.3
40,089		Halliburton Co.	2,846,720	0.9
34,027		Kinder Morgan, Inc.	1,233,819	0.4
15,997	@	Newfield Exploration Co.	707,067	0.2
16,645		Noble Energy, Inc.	1,289,322	0.4
			31,645,728	9.6

		Financials: 17.5%
20,590	@	Aon PLC	1,854,953	0.5
401,800		Bank of America Corp.	6,175,666	1.9
91,973	@	Berkshire Hathaway, Inc.	11,640,103	3.5
30,585		Blackrock, Inc.	9,774,966	3.0
83,141		Citigroup, Inc.	3,915,941	1.2
10,310		Goldman Sachs Group, Inc.	1,726,306	0.5
83,724		JPMorgan Chase & Co.	4,824,177	1.5
221,642		Wells Fargo & Co.	11,649,504	3.5
10,120		White Mountains Insurance Group Ltd.	6,157,413	1.9
			57,719,029	17.5

		Health Care: 11.8%
62,899		Abbott Laboratories	2,572,569	0.8
139,950		Bristol-Myers Squibb Co.	6,788,974	2.1
24,094		Cardinal Health, Inc.	1,651,885	0.5
33,950		Celgene Corp.	2,915,626	0.9
13,820		Cigna Corp.	1,271,025	0.4
30,004		Covidien PLC	2,705,761	0.8
106,630		Eli Lilly & Co.	6,629,187	2.0
27,432		IMS Health Holdings, Inc.	704,454	0.2
33,109		Johnson & Johnson	3,463,864	1.0
25,200		Medtronic, Inc.	1,606,752	0.5
8,255	@	Perrigo Co. PLC	1,203,249	0.4
164,890		Pfizer, Inc.	4,893,935	1.5
8,695	@	Salix Pharmaceuticals Ltd.	1,072,528	0.3
4,395	@	Vertex Pharmaceuticals, Inc.	416,119	0.1
26,645		Zoetis, Inc.	859,834	0.3
			38,755,762	11.8

		Industrials: 8.8%
2,853		Dun & Bradstreet Corp.	314,401	0.1
40,618		Eaton Corp. PLC	3,134,897	1.0
30,393		FedEx Corp.	4,600,892	1.4
66,940		General Dynamics Corp.	7,801,857	2.4
103,702		General Electric Co.	2,725,288	0.8
33,828		Honeywell International, Inc.	3,144,313	1.0
20,015	@	Jacobs Engineering Group, Inc.	1,066,399	0.3
10,845		Kansas City Southern	1,165,946	0.4
23,480		Nielsen Holdings NV	1,136,667	0.3
37,204	@	Tyco International Ltd.	1,696,502	0.5
18,524		United Technologies Corp.	2,138,596	0.6
			28,925,758	8.8

		Information Technology: 18.9%
78,259		Apple, Inc.	7,272,609	2.2
39,701		Broadcom Corp.	1,473,701	0.5
185,170		Cisco Systems, Inc.	4,601,475	1.4
302,930		Corning, Inc.	6,649,314	2.0
15,574	@	eBay, Inc.	779,634	0.2
54,609	@	Electronic Arts, Inc.	1,958,825	0.6
269,882		EMC Corp.	7,108,692	2.2
3,333		Google, Inc.	1,917,408	0.6
3,413		Google, Inc. – Class A	1,995,479	0.6
19,536		Hewlett-Packard Co.	657,972	0.2
23,349		International Business Machines Corp.	4,232,473	1.3
163,610		Intel Corp.	5,055,549	1.5
24,678		Intuit, Inc.	1,987,319	0.6
28,966		Mastercard, Inc.	2,128,132	0.6
113,627		Microsoft Corp.	4,738,246	1.4
18,682		Qualcomm, Inc.	1,479,614	0.5
23,075		Skyworks Solutions, Inc.	1,083,602	0.3

See Accompanying Notes to Financial Statements

23

Voya Multi-manager Large Cap Core Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2014 (Unaudited)

34,320	Visa, Inc.	7,231,567	2.2
		62,351,611	18.9

	Materials: 8.3%
94,180	Albemarle Corp.	6,733,870	2.0
13,090	Chemtura Corp.	342,042	0.1
25,995	Dow Chemical Co.	1,337,703	0.4
109,750	Mosaic Co.	5,427,137	1.7
34,090	NewMarket Corp.	13,367,030	4.1
		27,207,782	8.3

	Telecommunication Services: 2.4%
159,929	Verizon Communications, Inc.	7,825,326	2.4

	Total Common Stock
	(Cost $282,342,404)	328,239,104	99.7

SHORT-TERM INVESTMENTS: 2.8%
	Mutual Funds: 2.8%
9,094,239	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.030%††
	(Cost $9,094,239)	9,094,239	2.8

	Total Short-Term Investments
	(Cost $9,094,239)	9,094,239	2.8

	Total Investments in Securities (Cost $291,436,643)	$337,333,343	102.5
	Liabilities in Excess of Other Assets	(8,139,407)	(2.5)
	Net Assets	$329,193,936	100.0

††	Rate shown is the 7-day yield as of June 30, 2014.
@	Non-income producing security

ADR	American Depositary Receipt

Cost for federal income tax purposes is $292,460,502.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$47,754,277
Gross Unrealized Depreciation	(2,881,436)

Net Unrealized Appreciation	$44,872,841

See Accompanying Notes to Financial Statements

24

Voya U.S. Stock Index Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2014 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.9%
		Consumer Discretionary: 12.0%
50,431		ADT Corp.	1,762,059	0.0
107,879	@	Amazon.com, Inc.	35,036,942	0.7
18,315	@	Autonation, Inc.	1,093,039	0.0
9,617	@	Autozone, Inc.	5,157,020	0.1
59,048	@	Bed Bath & Beyond, Inc.	3,388,174	0.1
79,753		Best Buy Co., Inc.	2,473,141	0.0
66,169		BorgWarner, Inc.	4,313,557	0.1
62,654		Cablevision Systems Corp.	1,105,843	0.0
63,801	@	Carmax, Inc.	3,318,290	0.1
126,925		Carnival Corp.	4,778,726	0.1
152,965		CBS Corp. - Class B	9,505,245	0.2
8,997		Chipotle Mexican Grill, Inc.	5,330,812	0.1
79,352		Coach, Inc.	2,713,045	0.1
752,445		Comcast Corp. – Class A	40,391,248	0.8
38,193		Darden Restaurants, Inc.	1,767,190	0.0
79,978	@	Delphi Automotive PLC	5,497,688	0.1
135,612	@	DirecTV Group	11,528,376	0.2
63,109		Discovery Communications, Inc. - Class A	4,687,737	0.1
87,784		Dollar General Corp.	5,035,290	0.1
59,858	@	Dollar Tree, Inc.	3,259,867	0.1
82,845		D.R. Horton, Inc.	2,036,330	0.0
29,687		Expedia, Inc.	2,338,148	0.0
27,673		Family Dollar Stores, Inc.	1,830,292	0.0
1,144,456		Ford Motor Co.	19,730,421	0.4
13,786	@	Fossil Group, Inc.	1,440,913	0.0
33,166		GameStop Corp.	1,342,228	0.0
65,639		Gannett Co., Inc.	2,055,157	0.0
75,258		Gap, Inc.	3,128,475	0.1
35,515	@	Garmin Ltd.	2,162,864	0.0
380,607		General Motors Co.	13,816,034	0.3
44,457		Genuine Parts Co.	3,903,325	0.1
79,889		Goodyear Tire & Rubber Co.	2,219,316	0.0
1,265		Graham Holdings Co.	908,409	0.0
79,365		H&R Block, Inc.	2,660,315	0.1
63,201		Harley-Davidson, Inc.	4,414,590	0.1
19,710		Harman International Industries, Inc.	2,117,445	0.0
33,438		Hasbro, Inc.	1,773,886	0.0
395,960		Home Depot, Inc.	32,056,922	0.6
122,616		Interpublic Group of Cos., Inc.	2,392,238	0.0
192,223		Johnson Controls, Inc.	9,597,694	0.2
56,401		Kohl's Corp.	2,971,205	0.1
70,976		L Brands, Inc.	4,163,452	0.1
40,132		Leggett & Platt, Inc.	1,375,725	0.0
50,881		Lennar Corp.	2,135,984	0.0
288,647		Lowe's Cos., Inc.	13,852,170	0.3
104,318		Macy's, Inc.	6,052,530	0.1
63,550		Marriott International, Inc.	4,073,555	0.1
98,188		Mattel, Inc.	3,826,386	0.1
286,072		McDonald's Corp.	28,818,893	0.6
78,782		McGraw-Hill Cos., Inc.	6,541,269	0.1
52,032		Michael Kors Holdings Ltd.	4,612,637	0.1
17,706	@	Mohawk Industries, Inc.	2,449,448	0.0
17,351	@	NetFlix, Inc.	7,644,851	0.2
80,084		Newell Rubbermaid, Inc.	2,481,803	0.1
144,122		News Corp - Class A	2,585,549	0.1
213,490		Nike, Inc.	16,556,149	0.3
40,687		Nordstrom, Inc.	2,763,868	0.1
74,799		Omnicom Group, Inc.	5,327,185	0.1
30,702	@	O'Reilly Automotive, Inc.	4,623,721	0.1
28,714		Petsmart, Inc.	1,717,097	0.0
15,176	@	Priceline.com, Inc.	18,256,728	0.4
98,632		Pulte Homes, Inc.	1,988,421	0.0
23,813		PVH Corp.	2,776,596	0.1
16,949		Ralph Lauren Corp.	2,723,535	0.1
61,478		Ross Stores, Inc.	4,065,540	0.1
31,024		Scripps Networks Interactive - Class A	2,517,287	0.1
187,147		Staples, Inc.	2,028,673	0.0
217,879		Starbucks Corp.	16,859,477	0.3
55,569		Starwood Hotels & Resorts Worldwide, Inc.	4,491,087	0.1
183,349		Target Corp.	10,625,075	0.2
32,120		Tiffany & Co.	3,220,030	0.1
80,637		Time Warner Cable, Inc.	11,877,830	0.2
255,300		Time Warner, Inc.	17,934,825	0.4
202,687		TJX Cos., Inc.	10,772,814	0.2
40,084		Tractor Supply Co.	2,421,074	0.0
32,204		TripAdvisor, Inc.	3,499,287	0.1
554,151		Twenty-First Century Fox, Inc. Class A	19,478,408	0.4
46,877		Under Armour, Inc.	2,788,713	0.1
29,503	@	Urban Outfitters, Inc.	998,972	0.0
99,637		VF Corp.	6,277,131	0.1
113,205		Viacom - Class B	9,818,270	0.2
466,150		Walt Disney Co.	39,967,701	0.8
22,501		Whirlpool Corp.	3,132,589	0.1
36,846		Wyndham Worldwide Corp.	2,789,979	0.1
23,445		Wynn Resorts Ltd.	4,866,244	0.1
127,746		Yum! Brands, Inc.	10,372,975	0.2
			605,191,029	12.0

		Consumer Staples: 9.5%
574,929		Altria Group, Inc.	24,112,522	0.5
189,419		Archer-Daniels-Midland Co.	8,355,272	0.2
125,740		Avon Products, Inc.	1,837,061	0.0
46,915		Brown-Forman Corp.	4,417,986	0.1
51,787		Campbell Soup Co.	2,372,362	0.0
37,190		Clorox Co.	3,399,166	0.1
1,093,980		Coca-Cola Co.	46,340,993	0.9
67,676		Coca-Cola Enterprises, Inc.	3,233,559	0.1
251,688		Colgate-Palmolive Co.	17,160,088	0.3
121,892		ConAgra Foods, Inc.	3,617,755	0.1
48,849	@	Constellation Brands, Inc.	4,305,062	0.1
126,874		Costco Wholesale Corp.	14,610,810	0.3

See Accompanying Notes to Financial Statements

25

Voya U.S. Stock Index Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2014 (Unaudited) (continued)

338,403		CVS Caremark Corp.	25,505,434	0.5
56,837		Dr Pepper Snapple Group, Inc.	3,329,511	0.1
73,123		Estee Lauder Cos., Inc.	5,430,114	0.1
177,849		General Mills, Inc.	9,344,186	0.2
43,185		Hershey Co.	4,204,923	0.1
38,968		Hormel Foods Corp.	1,923,071	0.0
30,011		JM Smucker Co.	3,198,272	0.1
73,781		Kellogg Co.	4,847,412	0.1
36,738		Keurig Green Mountain, Inc.	4,577,922	0.1
109,053		Kimberly-Clark Corp.	12,128,875	0.2
172,295		Kraft Foods Group, Inc.	10,329,085	0.2
147,477		Kroger Co.	7,289,788	0.1
104,928		Lorillard, Inc.	6,397,460	0.1
37,771		McCormick & Co., Inc.	2,704,026	0.0
58,493		Mead Johnson Nutrition Co.	5,449,793	0.1
45,988		Molson Coors Brewing Co.	3,410,470	0.1
489,551		Mondelez International, Inc.	18,412,013	0.4
39,169	@	Monster Beverage Corp.	2,782,174	0.0
438,782		PepsiCo, Inc.	39,200,784	0.8
455,228		Philip Morris International, Inc.	38,380,273	0.8
783,169		Procter & Gamble Co.	61,549,252	1.2
90,057		Reynolds American, Inc.	5,434,940	0.1
66,655		Safeway, Inc.	2,288,933	0.0
169,189		Sysco Corp.	6,336,128	0.1
79,664		Tyson Foods, Inc.	2,990,587	0.1
254,110		Walgreen Co.	18,837,174	0.4
466,494		Wal-Mart Stores, Inc.	35,019,705	0.7
106,385		Whole Foods Market, Inc.	4,109,653	0.1
			479,174,594	9.5

		Energy: 10.9%
146,175		Anadarko Petroleum Corp.	16,001,777	0.3
111,633		Apache Corp.	11,232,513	0.2
126,183		Baker Hughes, Inc.	9,394,324	0.2
120,774		Cabot Oil & Gas Corp.	4,123,224	0.1
59,097	@	Cameron International Corp.	4,001,458	0.1
146,542		Chesapeake Energy Corp.	4,554,525	0.1
550,962		Chevron Corp.	71,928,089	1.4
25,190		Cimarex Energy Co.	3,613,757	0.1
355,327		ConocoPhillips	30,462,184	0.6
66,541		Consol Energy, Inc.	3,065,544	0.1
101,786		Denbury Resources, Inc.	1,878,970	0.0
110,973		Devon Energy Corp.	8,811,256	0.2
19,846	L	Diamond Offshore Drilling	984,957	0.0
67,642	@	Ensco PLC	3,758,866	0.1
158,172		EOG Resources, Inc.	18,483,980	0.4
43,921		EQT Corp.	4,695,155	0.1
1,242,894		ExxonMobil Corp.	125,134,568	2.5
68,069	@	FMC Technologies, Inc.	4,156,974	0.1
244,424		Halliburton Co.	17,356,548	0.3
31,300		Helmerich & Payne, Inc.	3,634,243	0.1
76,389		Hess Corp.	7,554,108	0.1
193,376		Kinder Morgan, Inc.	7,011,814	0.1
195,673		Marathon Oil Corp.	7,811,266	0.2
83,537		Marathon Petroleum Corp.	6,521,734	0.1
48,821		Murphy Oil Corp.	3,245,620	0.1
75,757	@	Nabors Industries Ltd.	2,224,983	0.0
124,177		National Oilwell Varco, Inc.	10,225,976	0.2
39,461	@	Newfield Exploration Co.	1,744,176	0.0
73,582	@	Noble Corp. PLC	2,469,412	0.0
103,976		Noble Energy, Inc.	8,053,981	0.2
227,376		Occidental Petroleum Corp.	23,335,599	0.5
60,163		Oneok, Inc.	4,095,897	0.1
78,527		Peabody Energy Corp.	1,283,917	0.0
163,770		Phillips 66	13,172,021	0.3
41,402		Pioneer Natural Resources Co.	9,514,594	0.2
52,117		QEP Resources, Inc.	1,798,037	0.0
48,814		Range Resources Corp.	4,244,377	0.1
35,994		Rowan Companies PLC	1,149,288	0.0
376,886		Schlumberger Ltd.	44,453,704	0.9
102,188	@	Southwestern Energy Co.	4,648,532	0.1
194,113		Spectra Energy Corp.	8,245,920	0.2
37,430		Tesoro Corp.	2,196,018	0.0
98,482	@,L	Transocean Ltd.	4,434,645	0.1
41,881	L	United States Steel Corp.	1,090,581	0.0
154,444		Valero Energy Corp.	7,737,644	0.2
213,777		Williams Cos., Inc.	12,443,959	0.2
			547,980,715	10.9

		Financials: 15.8%
97,739	@	ACE Ltd.	10,135,534	0.2
16,004	@	Affiliated Managers Group, Inc.	3,287,222	0.1
131,440		Aflac, Inc.	8,182,140	0.2
418,695		American International Group, Inc.	22,852,373	0.5
125,608		Allstate Corp.	7,375,702	0.1
263,492		American Express Co.	24,997,486	0.5
114,539		American Tower Corp.	10,306,219	0.2
54,956		Ameriprise Financial, Inc.	6,594,720	0.1
85,813	@	Aon PLC	7,730,893	0.2
42,285		Apartment Investment & Management Co.	1,364,537	0.0
20,736		Assurant, Inc.	1,359,245	0.0
35,262		AvalonBay Communities, Inc.	5,013,904	0.1
3,043,480		Bank of America Corp.	46,778,288	0.9
330,051		Bank of New York Mellon Corp.	12,370,311	0.2
207,950		BB&T Corp.	8,199,468	0.2
521,108	@	Berkshire Hathaway, Inc.	65,951,428	1.3
36,211		Blackrock, Inc.	11,573,036	0.2
44,294		Boston Properties, Inc.	5,234,665	0.1
165,429		Capital One Financial Corp.	13,664,435	0.3
80,722	@	CBRE Group, Inc.	2,586,333	0.1
338,923		Charles Schwab Corp.	9,127,196	0.2

See Accompanying Notes to Financial Statements

26

Voya U.S. Stock Index Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2014 (Unaudited) (continued)

70,761		Chubb Corp.	6,522,041	0.1
42,595		Cincinnati Financial Corp.	2,046,264	0.0
879,207		Citigroup, Inc.	41,410,650	0.8
91,356		CME Group, Inc.	6,481,708	0.1
52,581		Comerica, Inc.	2,637,463	0.1
134,951		Discover Financial Services	8,364,263	0.2
83,462	@	E*Trade Financial Corp.	1,774,402	0.0
97,209		Equity Residential	6,124,167	0.1
18,094		Essex Property Trust, Inc.	3,345,762	0.1
246,159		Fifth Third Bancorp.	5,255,495	0.1
116,268		Franklin Resources, Inc.	6,724,941	0.1
150,906		General Growth Properties, Inc.	3,555,345	0.1
143,636	@	Genworth Financial, Inc.	2,499,266	0.0
120,364		Goldman Sachs Group, Inc.	20,153,748	0.4
130,152		Hartford Financial Services Group, Inc.	4,660,743	0.1
132,614		HCP, Inc.	5,487,567	0.1
88,407		Health Care Real Estate Investment Trust, Inc.	5,540,467	0.1
219,076		Host Hotels & Resorts, Inc.	4,821,863	0.1
137,728		Hudson City Bancorp., Inc.	1,353,866	0.0
239,577		Huntington Bancshares, Inc.	2,285,565	0.0
33,312		Intercontinental Exchange, Inc.	6,292,637	0.1
125,228		Invesco Ltd.	4,727,357	0.1
1,095,386		JPMorgan Chase & Co.	63,116,141	1.3
255,649		Keycorp	3,663,450	0.1
118,836		Kimco Realty Corp.	2,730,851	0.1
29,749		Legg Mason, Inc.	1,526,421	0.0
91,738		Leucadia National Corp.	2,405,370	0.0
76,335		Lincoln National Corp.	3,926,672	0.1
88,372		Loews Corp.	3,889,252	0.1
38,057		M&T Bank Corp.	4,720,971	0.1
40,720		Macerich Co.	2,718,060	0.1
159,068		Marsh & McLennan Cos., Inc.	8,242,904	0.2
325,769		Metlife, Inc.	18,099,726	0.4
54,428		Moody's Corp.	4,771,158	0.1
405,083		Morgan Stanley	13,096,333	0.3
34,084		Nasdaq Stock Market, Inc.	1,316,324	0.0
122,351		Navient Corp.	2,166,836	0.0
64,337		Northern Trust Corp.	4,131,079	0.1
89,768		People's United Financial, Inc.	1,361,781	0.0
51,257		Plum Creek Timber Co., Inc.	2,311,691	0.0
154,590		PNC Financial Services Group, Inc.	13,766,239	0.3
79,197		Principal Financial Group, Inc.	3,997,865	0.1
157,634		Progressive Corp.	3,997,598	0.1
144,622		ProLogis, Inc.	5,942,518	0.1
133,714		Prudential Financial, Inc.	11,869,792	0.2
41,948		Public Storage, Inc.	7,187,790	0.1
399,118		Regions Financial Corp.	4,238,633	0.1
89,913		Simon Property Group, Inc.	14,950,734	0.3
124,679		State Street Corp.	8,385,910	0.2
154,218		SunTrust Bank	6,177,973	0.1
76,042		T. Rowe Price Group, Inc.	6,418,705	0.1
25,415		Torchmark Corp.	2,081,997	0.0
100,567		Travelers Cos., Inc.	9,460,338	0.2
74,501		UnumProvident Corp.	2,589,655	0.1
525,348		US Bancorp.	22,758,075	0.5
85,189		Ventas, Inc.	5,460,615	0.1
50,445		Vornado Realty Trust	5,383,995	0.1
1,387,217		Wells Fargo & Co.	72,912,126	1.4
169,389		Weyerhaeuser Co.	5,605,082	0.1
78,579	@	XL Group PLC	2,571,891	0.1
53,513		Zions Bancorp.	1,577,028	0.0
			798,280,294	15.8

		Health Care: 13.3%
434,697		Abbott Laboratories	17,779,107	0.4
460,203		AbbVie, Inc.	25,973,857	0.5
50,490	@	Actavis PLC	11,261,795	0.2
103,440		Aetna, Inc.	8,386,915	0.2
96,454		Agilent Technologies, Inc.	5,540,318	0.1
57,247	@	Alexion Pharmaceuticals, Inc.	8,944,844	0.2
86,118		Allergan, Inc.	14,572,888	0.3
65,364		AmerisourceBergen Corp.	4,749,348	0.1
219,101		Amgen, Inc.	25,934,985	0.5
157,042		Baxter International, Inc.	11,354,137	0.2
55,918		Becton Dickinson & Co.	6,615,099	0.1
68,652	@	Biogen Idec, Inc.	21,646,662	0.4
382,814	@	Boston Scientific Corp.	4,888,535	0.1
479,626		Bristol-Myers Squibb Co.	23,266,657	0.5
98,463		Cardinal Health, Inc.	6,750,623	0.1
60,001		CareFusion Corp.	2,661,044	0.1
231,782		Celgene Corp.	19,905,438	0.4
85,467		Cerner Corp.	4,408,388	0.1
77,754		Cigna Corp.	7,151,035	0.1
130,495		Covidien PLC	11,768,039	0.2
22,071		CR Bard, Inc.	3,156,374	0.1
51,456		DaVita, Inc.	3,721,298	0.1
41,038		Dentsply International, Inc.	1,943,149	0.0
30,533	@	Edwards Lifesciences Corp.	2,620,953	0.1
285,117		Eli Lilly & Co.	17,725,724	0.4
223,719	@	Express Scripts Holding Co.	15,510,438	0.3
69,428	@	Forest Laboratories, Inc.	6,873,372	0.1
444,463	@	Gilead Sciences, Inc.	36,850,427	0.7
48,376		Hospira, Inc.	2,485,075	0.0
44,799		Humana, Inc.	5,721,728	0.1
11,116	@	Intuitive Surgical, Inc.	4,577,569	0.1
818,809		Johnson & Johnson	85,663,798	1.7
24,544	@	Laboratory Corp. of America Holdings	2,513,306	0.1

See Accompanying Notes to Financial Statements

27

Voya U.S. Stock Index Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2014 (Unaudited) (continued)

66,735		McKesson Corp.	12,426,724	0.2
289,134		Medtronic, Inc.	18,435,184	0.4
845,805		Merck & Co., Inc.	48,929,819	1.0
108,167	@	Mylan Laboratories	5,577,091	0.1
23,762		Patterson Cos., Inc.	938,837	0.0
32,769		PerkinElmer, Inc.	1,534,900	0.0
38,725	@	Perrigo Co. PLC	5,644,556	0.1
1,846,152		Pfizer, Inc.	54,793,791	1.1
41,818		Quest Diagnostics	2,454,298	0.0
23,066		Regeneron Pharmaceuticals, Inc.	6,515,453	0.1
82,262		St. Jude Medical, Inc.	5,696,644	0.1
85,581		Stryker Corp.	7,216,190	0.1
28,264	@	Tenet Healthcare Corp.	1,326,712	0.0
115,463		Thermo Fisher Scientific, Inc.	13,624,634	0.3
283,595		UnitedHealth Group, Inc.	23,183,891	0.5
30,087	@	Varian Medical Systems, Inc.	2,501,433	0.1
68,361	@	Vertex Pharmaceuticals, Inc.	6,472,420	0.1
24,540	@	Waters Corp.	2,562,958	0.1
80,944		WellPoint, Inc.	8,710,384	0.2
48,571		Zimmer Holdings, Inc.	5,044,584	0.1
145,007		Zoetis, Inc.	4,679,376	0.1
			671,192,804	13.3

		Industrials: 10.5%
179,896		3M Co.	25,768,303	0.5
25,983	@	Allegion Public Ltd.	1,472,717	0.0
70,997		Ametek, Inc.	3,711,723	0.1
194,171		Boeing Co.	24,704,376	0.5
180,669		Caterpillar, Inc.	19,633,300	0.4
42,960		CH Robinson Worldwide, Inc.	2,740,418	0.1
29,221		Cintas Corp.	1,856,702	0.0
290,721		CSX Corp.	8,957,114	0.2
49,496		Cummins, Inc.	7,636,738	0.2
174,117		Danaher Corp.	13,708,231	0.3
105,291		Deere & Co.	9,534,100	0.2
245,411		Delta Airlines, Inc.	9,502,314	0.2
48,186		Dover Corp.	4,382,517	0.1
10,714		Dun & Bradstreet Corp.	1,180,683	0.0
137,969		Eaton Corp. PLC	10,648,448	0.2
203,102		Emerson Electric Co.	13,477,849	0.3
35,319		Equifax, Inc.	2,562,040	0.1
57,125		Expeditors International Washington, Inc.	2,522,640	0.0
79,022		Fastenal Co.	3,910,799	0.1
80,398		FedEx Corp.	12,170,649	0.2
39,748		Flowserve Corp.	2,955,264	0.1
46,060		Fluor Corp.	3,542,014	0.1
94,271		General Dynamics Corp.	10,987,285	0.2
2,902,272		General Electric Co.	76,271,708	1.5
226,654		Honeywell International, Inc.	21,067,489	0.4
109,860		Illinois Tool Works, Inc.	9,619,342	0.2
72,649	@	Ingersoll-Rand PLC - Class A	4,541,289	0.1
49,446		Iron Mountain, Inc.	1,752,861	0.0
38,281	@	Jacobs Engineering Group, Inc.	2,039,612	0.0
28,893		Joy Global, Inc.	1,779,231	0.0
31,931		Kansas City Southern	3,432,902	0.1

24,958		L-3 Communications Holdings, Inc.	3,013,679	0.1
77,160		Lockheed Martin Corp.	12,401,927	0.2
103,193		Masco Corp.	2,290,885	0.0
87,733		Nielsen Holdings NV	4,247,155	0.1
89,619		Norfolk Southern Corp.	9,233,446	0.2
61,976		Northrop Grumman Corp.	7,414,189	0.1
102,658		Paccar, Inc.	6,450,002	0.1
31,745		Pall Corp.	2,710,706	0.1
43,106		Parker Hannifin Corp.	5,419,717	0.1
56,352	@	Pentair PLC	4,064,106	0.1
58,649		Pitney Bowes, Inc.	1,619,885	0.0
41,903		Precision Castparts Corp.	10,576,317	0.2
63,054	@	Quanta Services, Inc.	2,180,407	0.0
90,549		Raytheon Co.	8,353,145	0.2
77,354		Republic Services, Inc.	2,937,131	0.1
39,792		Robert Half International, Inc.	1,899,670	0.0
40,070		Rockwell Automation, Inc.	5,015,161	0.1
39,217		Rockwell Collins, Inc.	3,064,416	0.1
28,881		Roper Industries, Inc.	4,216,915	0.1
15,393		Ryder System, Inc.	1,355,969	0.0
16,856		Snap-On, Inc.	1,997,773	0.0
200,236		Southwest Airlines Co.	5,378,339	0.1
45,168		Stanley Black & Decker, Inc.	3,966,654	0.1
24,512	@	Stericycle, Inc.	2,902,711	0.1
80,790		Textron, Inc.	3,093,449	0.1
133,505	@	Tyco International Ltd.	6,087,828	0.1
262,167		Union Pacific Corp.	26,151,158	0.5
204,003		United Parcel Service, Inc. - Class B	20,942,948	0.4
244,098		United Technologies Corp.	28,181,114	0.6
125,213		Waste Management, Inc.	5,600,778	0.1
17,627		WW Grainger, Inc.	4,482,017	0.1
53,190		Xylem, Inc.	2,078,665	0.0
			527,398,920	10.5

		Information Technology: 18.8%
183,226	@	Accenture PLC	14,811,990	0.3
133,971	@	Adobe Systems, Inc.	9,694,142	0.2
51,514		Akamai Technologies, Inc.	3,145,445	0.1
15,690		Alliance Data Systems Corp.	4,412,812	0.1
90,664		Altera Corp.	3,151,481	0.1
45,480		Amphenol Corp.	4,381,543	0.1
90,921		Analog Devices, Inc.	4,916,098	0.1
1,745,128		Apple, Inc.	162,174,745	3.2
352,345		Applied Materials, Inc.	7,945,380	0.2
65,951	@	Autodesk, Inc.	3,718,317	0.1
139,532		Automatic Data Processing, Inc.	11,062,097	0.2
72,853	@	Avago Technologies Ltd.	5,250,516	0.1
160,848		Broadcom Corp.	5,970,678	0.1
92,303		CA, Inc.	2,652,788	0.0
1,482,628		Cisco Systems, Inc.	36,843,306	0.7
47,426	@	Citrix Systems, Inc.	2,966,496	0.1
176,101		Cognizant Technology Solutions Corp.	8,613,100	0.2

See Accompanying Notes to Financial Statements

28

Voya U.S. Stock Index Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2014 (Unaudited) (continued)

41,929		Computer Sciences Corp.	2,649,913	0.0
378,704		Corning, Inc.	8,312,553	0.2
330,120	@	eBay, Inc.	16,525,807	0.3
91,036	@	Electronic Arts, Inc.	3,265,461	0.1
592,537		EMC Corp.	15,607,425	0.3
21,917	@	F5 Networks, Inc.	2,442,430	0.0
497,651		Facebook, Inc.	33,486,936	0.7
83,296		Fidelity National Information Services, Inc.	4,559,623	0.1
20,575		First Solar, Inc.	1,462,059	0.0
72,133		Fiserv, Inc.	4,351,063	0.1
40,990		Flir Systems, Inc.	1,423,583	0.0
81,991		Google, Inc.	47,167,782	0.9
81,991		Google, Inc. – Class A	47,937,678	0.9
30,815		Harris Corp.	2,334,236	0.0
541,614		Hewlett-Packard Co.	18,241,559	0.4
275,373		International Business Machines Corp.	49,916,864	1.0
1,440,751		Intel Corp.	44,519,206	0.9
82,164		Intuit, Inc.	6,616,667	0.1
53,537		Jabil Circuit, Inc.	1,118,923	0.0
137,118	@	Juniper Networks, Inc.	3,364,876	0.1
47,995		KLA-Tencor Corp.	3,486,357	0.1
46,925		Lam Research Corp.	3,171,191	0.1
68,465		Linear Technology Corp.	3,222,648	0.1
290,820		Mastercard, Inc.	21,366,545	0.4
57,969		Microchip Technology, Inc.	2,829,467	0.0
309,793	@	Micron Technology, Inc.	10,207,679	0.2
2,175,590		Microsoft Corp.	90,722,103	1.8
65,481		Motorola Solutions, Inc.	4,359,070	0.1
95,879		NetApp, Inc.	3,501,501	0.1
161,489		Nvidia Corp.	2,994,006	0.1
993,691		Oracle Corp.	40,274,296	0.8
93,695		Paychex, Inc.	3,893,964	0.1
488,511		Qualcomm, Inc.	38,690,071	0.8
54,801	@	Red Hat, Inc.	3,028,851	0.1
163,490	@	Salesforce.com, Inc.	9,495,499	0.2
65,471		Sandisk Corp.	6,837,137	0.1
94,514	@	Seagate Technology	5,370,285	0.1
200,193		Symantec Corp.	4,584,420	0.1
118,295	@	TE Connectivity Ltd.	7,315,363	0.1
45,643		Teradata Corp.	1,834,849	0.0
312,390		Texas Instruments, Inc.	14,929,118	0.3
48,071		Total System Services, Inc.	1,509,910	0.0
35,763	@	VeriSign, Inc.	1,745,592	0.0
145,494		Visa, Inc.	30,657,041	0.6
60,551		Western Digital Corp.	5,588,857	0.1
155,978		Western Union Co.	2,704,659	0.0
316,165		Xerox Corp.	3,933,093	0.1
77,796		Xilinx, Inc.	3,680,529	0.1
270,997	@	Yahoo!, Inc.	9,520,125	0.2
			948,469,804	18.8

		Materials: 3.5%
61,438		Air Products & Chemicals, Inc.	7,902,156	0.2
19,353		Airgas, Inc.	2,107,735	0.0
339,287		Alcoa, Inc.	5,051,983	0.1
31,424		Allegheny Technologies, Inc.	1,417,222	0.0
27,555		Avery Dennison Corp.	1,412,194	0.0
40,350		Ball Corp.	2,529,138	0.1
29,190		Bemis Co., Inc.	1,186,865	0.0
15,072		CF Industries Holdings, Inc.	3,625,268	0.1
348,483		Dow Chemical Co.	17,932,935	0.4
43,484		Eastman Chemical Co.	3,798,327	0.1
78,197		Ecolab, Inc.	8,706,454	0.2
265,792		EI Du Pont de Nemours & Co.	17,393,428	0.3
38,541		FMC Corp.	2,743,734	0.1
300,629		Freeport-McMoRan Copper & Gold, Inc.	10,972,959	0.2
23,528		International Flavors & Fragrances, Inc.	2,453,500	0.1
125,375		International Paper Co.	6,327,676	0.1
120,564	@	LyondellBasell Industries NV - Class A	11,773,075	0.2
48,585		MeadWestvaco Corp.	2,150,372	0.0
151,708		Monsanto Co.	18,924,056	0.4
93,624		Mosaic Co.	4,629,707	0.1
144,287		Newmont Mining Corp.	3,670,661	0.1
92,172		Nucor Corp.	4,539,471	0.1
47,777	@	Owens-Illinois, Inc.	1,654,995	0.0
40,016		PPG Industries, Inc.	8,409,362	0.2
84,783		Praxair, Inc.	11,262,574	0.2
56,245		Sealed Air Corp.	1,921,892	0.0
24,516		Sherwin-Williams Co.	5,072,606	0.1
34,396		Sigma-Aldrich Corp.	3,490,506	0.1
37,858		Vulcan Materials Co.	2,413,448	0.0
			175,474,299	3.5

		Telecommunication Services: 2.5%
1,502,109		AT&T, Inc.	53,114,574	1.1
165,767		CenturyTel, Inc.	6,000,766	0.1
96,609		Crown Castle International Corp.	7,174,184	0.1
290,085	L	Frontier Communications Corp.	1,694,096	0.0
1,198,547		Verizon Communications, Inc.	58,644,905	1.2
174,425		Windstream Holdings, Inc.	1,737,273	0.0
			128,365,798	2.5

		Utilities: 3.1%
191,036		AES Corp.	2,970,610	0.1
34,517		AGL Resources, Inc.	1,899,470	0.0
70,225		Ameren Corp.	2,870,798	0.1
141,263		American Electric Power Co., Inc.	7,878,237	0.2
124,380		CenterPoint Energy, Inc.	3,176,665	0.1
77,997		CMS Energy Corp.	2,429,607	0.0
84,771		Consolidated Edison, Inc.	4,894,678	0.1
168,332		Dominion Resources, Inc.	12,039,105	0.2
51,233		DTE Energy Co.	3,989,514	0.1
204,692		Duke Energy Corp.	15,186,099	0.3
94,298		Edison International	5,479,657	0.1
51,918		Entergy Corp.	4,261,949	0.1
248,535		Exelon Corp.	9,066,557	0.2
121,532		FirstEnergy Corp.	4,219,591	0.1
23,144		Integrys Energy Group, Inc.	1,646,233	0.0
126,224		NextEra Energy, Inc.	12,935,435	0.3
91,133		NiSource, Inc.	3,585,172	0.1

See Accompanying Notes to Financial Statements

29

Voya U.S. Stock Index Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2014 (Unaudited) (continued)

91,454	Northeast Utilities	4,323,031	0.1
97,606	NRG Energy, Inc.	3,630,943	0.1
134,512	Pacific Gas & Electric Co.	6,459,266	0.1
72,653	Pepco Holdings, Inc.	1,996,504	0.0
31,940	Pinnacle West Capital Corp.	1,847,410	0.0
182,842	PPL Corp.	6,496,376	0.1
146,428	Public Service Enterprise Group, Inc.	5,972,798	0.1
40,980	SCANA Corp.	2,205,134	0.0
65,987	Sempra Energy	6,909,499	0.1
257,822	Southern Co.	11,699,962	0.2
59,145	TECO Energy, Inc.	1,093,000	0.0
65,271	Wisconsin Energy Corp.	3,062,515	0.1
145,282	Xcel Energy, Inc.	4,682,439	0.1
		158,908,254	3.1

	Total Common Stock
	(Cost $3,216,671,478)	5,040,436,511	99.9

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.9%
	Securities Lending Collateralcc(1): 0.1%
714,554	Cantor Fitzgerald, Repurchase Agreement dated 06/30/14, 0.13%, due 07/01/14 (Repurchase Amount $714,557, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.500%, Market Value plus accrued interest $728,845, due 07/15/14-04/20/64)	714,554	0.0
1,416,421	Daiwa Capital Markets, Repurchase Agreement dated 06/30/14, 0.14%, due 07/01/14 (Repurchase Amount $1,416,426, collateralized by various U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $1,444,749, due 01/01/17-03/01/48)	1,416,421	0.0
1,416,421	HSBC Securities USA, Repurchase Agreement dated 06/30/14, 0.07%, due 07/01/14 (Repurchase Amount $1,416,424, collateralized by various U.S. Government Securities, 0.000%-6.375%, Market Value plus accrued interest $1,444,754, due 07/10/14-08/15/42)	1,416,421	0.1
1,000,000	Millenium Fixed Income Ltd., Repurchase Agreement dated 06/30/14, 0.15%, due 07/01/14 (Repurchase Amount $1,000,004, collateralized by various U.S. Government Securities, 0.750%-6.125%, Market Value plus accrued interest $1,020,000, due 12/31/17-04/15/28)	1,000,000	0.0
1,416,421	Nomura Securities, Repurchase Agreement dated 06/30/14, 0.11%, due 07/01/14 (Repurchase Amount $1,416,425, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-8.875%, Market Value plus accrued interest $1,444,749, due 07/01/14-07/15/56)	1,416,421	0.0
		5,963,817	0.1

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.8%
89,635,000	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.030%††
	(Cost $89,635,000)	89,635,000	1.8

	Total Short-Term Investments
	(Cost $95,598,817)	95,598,817	1.9

	Total Investments in Securities (Cost $3,312,270,295)	$5,136,035,328	101.8
	Liabilities in Excess of Other Assets	(90,883,458)	(1.8)
	Net Assets	$5,045,151,870	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of June 30, 2014.

See Accompanying Notes to Financial Statements

30

Voya U.S. Stock Index Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2014 (Unaudited) (continued)

@	Non-income producing security

cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at June 30, 2014.
(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

Cost for federal income tax purposes is $3,370,169,979.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$1,846,660,907
Gross Unrealized Depreciation	(80,795,558)

Net Unrealized Appreciation	$1,765,865,349

See Accompanying Notes to Financial Statements

31

VY Blackrock Large Cap Growth Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2014 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.6%
		Consumer Discretionary: 15.3%
74,840		BorgWarner, Inc.	4,878,819	1.2
252,020		Comcast Corp. – Class A	13,528,434	3.3
23,300		Home Depot, Inc.	1,886,368	0.5
56,000		Las Vegas Sands Corp.	4,268,320	1.0
198,340		Lowe's Cos., Inc.	9,518,337	2.3
4,680	@	Priceline.com, Inc.	5,630,040	1.4
71,190		Ross Stores, Inc.	4,707,795	1.1
135,050		TJX Cos., Inc.	7,177,907	1.7
37,790		VF Corp.	2,380,770	0.6
68,000		Walt Disney Co.	5,830,320	1.4
22,390		Whirlpool Corp.	3,117,136	0.8
			62,924,246	15.3

		Consumer Staples: 5.8%
132,125		Coca-Cola Co.	5,596,815	1.4
123,405		CVS Caremark Corp.	9,301,035	2.3
77,200		Dr Pepper Snapple Group, Inc.	4,522,376	1.1
51,380		Philip Morris International, Inc.	4,331,848	1.0
			23,752,074	5.8

		Energy: 8.6%
84,790		Halliburton Co.	6,020,938	1.5
37,890		Marathon Petroleum Corp.	2,958,072	0.7
60,480		Oceaneering International, Inc.	4,725,303	1.1
29,734		PBF Energy, Inc.	792,411	0.2
118,240		Schlumberger Ltd.	13,946,408	3.4
167,360		Suncor Energy, Inc.	7,134,557	1.7
			35,577,689	8.6

		Financials: 5.3%
142,840		Discover Financial Services	8,853,223	2.2
47,020		Travelers Cos., Inc.	4,423,172	1.1
194,320		US Bancorp.	8,417,942	2.0
			21,694,337	5.3

		Health Care: 13.9%
88,130		Aetna, Inc.	7,145,581	1.7
62,700		Amgen, Inc.	7,421,799	1.8
24,980	@	Biogen Idec, Inc.	7,876,444	1.9
48,130	@	Gilead Sciences, Inc.	3,990,458	1.0
42,595		McKesson Corp.	7,931,615	1.9
75,900		Merck & Co., Inc.	4,390,815	1.1
96,697	@	Mylan Laboratories	4,985,697	1.2
25,989	@	Salix Pharmaceuticals Ltd.	3,205,743	0.8
78,085		Teva Pharmaceutical Industries Ltd. ADR	4,093,216	1.0
63,961		Universal Health Services, Inc.	6,124,905	1.5
			57,166,273	13.9

		Industrials: 10.5%
79,350		3M Co.	11,366,094	2.8
31,500		Aecom Technology Corp.	1,014,300	0.2
29,320		Cummins, Inc.	4,523,783	1.1
89,450		Delta Airlines, Inc.	3,463,504	0.8
52,090		Norfolk Southern Corp.	5,366,833	1.3
36,443		Parker Hannifin Corp.	4,581,978	1.1
35,390		Rockwell Collins, Inc.	2,765,374	0.7
80,200		Southwest Airlines Co.	2,154,172	0.5
11,300		Union Pacific Corp.	1,127,175	0.3
79,869	@	United Continental Holdings, Inc.	3,280,220	0.8
33,550	@	WABCO Holdings, Inc.	3,583,811	0.9
			43,227,244	10.5

		Information Technology: 32.6%
27,395		Alliance Data Systems Corp.	7,704,844	1.9
171,015		Apple, Inc.	15,892,424	3.9
93,220		Cognizant Technology Solutions Corp.	4,559,390	1.1
46,295		DST Systems, Inc.	4,267,010	1.0
303,390		EMC Corp.	7,991,293	1.9
100,700		Facebook, Inc.	6,776,103	1.7
17,165		Google, Inc.	9,874,681	2.4
17,075		Google, Inc. – Class A	9,983,240	2.4
142,640		Mastercard, Inc.	10,479,761	2.6
169,300	@	Micron Technology, Inc.	5,578,435	1.4
368,000		Microsoft Corp.	15,345,600	3.7
21,397		NetApp, Inc.	781,419	0.2
209,960		Oracle Corp.	8,509,679	2.1
108,900		Qualcomm, Inc.	8,624,880	2.1
25,000		Sandisk Corp.	2,610,750	0.6
120,890		Symantec Corp.	2,768,381	0.7
48,510	@	TE Connectivity Ltd.	2,999,858	0.7
67,184		Total System Services, Inc.	2,110,249	0.5
56,320	@	VeriSign, Inc.	2,748,979	0.7
12,270		Visa, Inc.	2,585,412	0.6
45,730	@	Yahoo!, Inc.	1,606,495	0.4
			133,798,883	32.6

		Materials: 5.6%
6,100		CF Industries Holdings, Inc.	1,467,233	0.4
45,880		Dow Chemical Co.	2,360,985	0.6
57,880		International Paper Co.	2,921,204	0.7
114,346		Packaging Corp. of America	8,174,595	2.0
38,030		PPG Industries, Inc.	7,992,004	1.9
			22,916,021	5.6

	Total Common Stock
	(Cost $313,880,833)		401,056,767	97.6

EXCHANGE-TRADED FUNDS: 1.0%
21,620		SPDR Trust Series 1	4,231,466	1.0

	Total Exchange-Traded Funds
	(Cost $4,008,949)		4,231,466	1.0

	Total Long-Term Investments
	(Cost $317,889,782)		405,288,233	98.6

See Accompanying Notes to Financial Statements

32

Vy Blackrock Large Cap Growth Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2014 (Unaudited) (continued)

SHORT-TERM INVESTMENTS: 0.6%
	Mutual Funds: 0.6%
2,290,267	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.030%††
	(Cost $2,290,267)	2,290,267	0.6

	Total Short-Term Investments
	(Cost $2,290,267)	2,290,267	0.6

	Total Investments in Securities (Cost $320,180,049)	$407,578,500	99.2
	Assets in Excess of Other Liabilities	3,168,366	0.8
	Net Assets	$410,746,866	100.0

††	Rate shown is the 7-day yield as of June 30, 2014.
@	Non-income producing security

ADR	American Depositary Receipt

Cost for federal income tax purposes is $320,442,360.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$88,741,759
Gross Unrealized Depreciation	(1,605,619)

Net Unrealized Appreciation	$87,136,140

See Accompanying Notes to Financial Statements

33

Vy Clarion Real Estate Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2014 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.5%
		Consumer Discretionary: 1.4%
36,200		Extended Stay America, Inc.	838,392	0.1
247,800		Hilton Worldwide Holdings, Inc.	5,773,740	0.8
43,800		Starwood Hotels & Resorts Worldwide, Inc.	3,539,916	0.5
			10,152,048	1.4

		Financials: 98.1%
1,315,594		American Realty Capital Properties, Inc.	16,484,393	2.3
112,000		American Residential Properties, Inc.	2,100,000	0.3
186,552		AvalonBay Communities, Inc.	26,525,829	3.7
451,800		BioMed Realty Trust, Inc.	9,862,794	1.4
205,296		Boston Properties, Inc.	24,261,881	3.4
321,400		Brandywine Realty Trust	5,013,840	0.7
140,000		Brixmor Property Group, Inc.	3,213,000	0.5
576,500		Cousins Properties, Inc.	7,177,425	1.0
403,600		CubeSmart	7,393,952	1.0
1,127,600		DCT Industrial Trust, Inc.	9,257,596	1.3
907,100		DDR Corp.	15,992,173	2.3
74,057	L	Digital Realty Trust, Inc.	4,319,004	0.6
443,400		Douglas Emmett, Inc.	12,512,748	1.8
837,100		Duke Realty Corp.	15,201,736	2.1
115,400		EPR Properties	6,447,398	0.9
614,271		Equity Residential	38,699,073	5.4
135,592		Essex Property Trust, Inc.	25,072,317	3.5
59,278		Federal Realty Investment Trust	7,167,896	1.0
842,353		General Growth Properties, Inc.	19,845,837	2.8
316,952		HCP, Inc.	13,115,474	1.8
484,600		Health Care Real Estate Investment Trust, Inc.	30,369,882	4.3
367,945		Healthcare Realty Trust, Inc.	9,353,162	1.3
321,800		Healthcare Trust of America, Inc.	3,874,472	0.5
165,147		Highwoods Properties, Inc.	6,927,917	1.0
1,500,968		Host Hotels & Resorts, Inc.	33,036,306	4.6
235,600		Kilroy Realty Corp.	14,673,168	2.1
477,778		Kimco Realty Corp.	10,979,338	1.5
685,900		Lexington Realty Trust	7,551,759	1.1
240,145		Liberty Property Trust	9,108,700	1.3
235,523		Macerich Co.	15,721,160	2.2
134,400		Pebblebrook Hotel Trust	4,967,424	0.7
209,600		Post Properties, Inc.	11,205,216	1.6
810,084		ProLogis, Inc.	33,286,352	4.7
134,064		Public Storage, Inc.	22,971,866	3.2
300,811	Ramco-Gershenson Properties	4,999,479	0.7
93,000	Realty Income Corp.	4,131,060	0.6
244,500	Regency Centers Corp.	13,613,760	1.9
293,300	Senior Housing Properties Trust	7,124,257	1.0
377,371	Simon Property Group, Inc.	62,749,250	8.8
175,554	SL Green Realty Corp.	19,207,363	2.7
945,000	Spirit Realty Capital, Inc.	10,735,200	1.5
452,600	@ Strategic Hotel Capital, Inc.	5,299,946	0.7
149,351	Sun Communities, Inc.	7,443,654	1.1
522,300	Sunstone Hotel Investors, Inc.	7,797,939	1.1
59,998	Tanger Factory Outlet Centers, Inc.	2,098,130	0.3
136,114	Taubman Centers, Inc.	10,318,802	1.5
645,803	UDR, Inc.	18,489,340	2.6
172,895	Ventas, Inc.	11,082,569	1.6
247,413	Vornado Realty Trust	26,406,389	3.7
168,035	Washington Prime Group, Inc.	3,148,976	0.4
		698,337,202	98.1

	Total Common Stock
	(Cost $589,725,168)	708,489,250	99.5

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 0.8%
	Securities Lending Collateralcc(1): 0.4%
968,809	Cantor Fitzgerald, Repurchase Agreement dated 06/30/14, 0.13%, due 07/01/14 (Repurchase Amount $968,812, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.500%, Market Value plus accrued interest $988,185, due 07/15/14-04/20/64)	968,809	0.1
1,000,000	HSBC Securities USA, Repurchase Agreement dated 06/30/14, 0.07%, due 07/01/14 (Repurchase Amount $1,000,002, collateralized by various U.S. Government Securities, 0.000%-6.375%, Market Value plus accrued interest $1,020,003, due 07/10/14-08/15/42)	1,000,000	0.2

See Accompanying Notes to Financial Statements

34

VY Clarion Real Estate Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2014 (Unaudited) (continued)

1,000,000	Nomura Securities, Repurchase Agreement dated 06/30/14, 0.11%, due 07/01/14 (Repurchase Amount $1,000,003, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-8.875%, Market Value plus accrued interest $1,020,000, due 07/01/14-07/15/56)	1,000,000	0.1
		2,968,809	0.4

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.4%
2,711,045	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.030%††
	(Cost $2,711,045)	2,711,045	0.4

	Total Short-Term Investments
	(Cost $5,679,854)	5,679,854	0.8

	Total Investments in Securities (Cost $595,405,022)	$714,169,104	100.3
	Liabilities in Excess of Other Assets	(2,386,377)	(0.3)
	Net Assets	$711,782,727	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of June 30, 2014.
@	Non-income producing security

cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at June 30, 2014.
(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

Cost for federal income tax purposes is $605,725,311.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$119,841,402
Gross Unrealized Depreciation	(11,397,609)

Net Unrealized Appreciation	$108,443,793

REIT Diversification	Percentage of Net Assets
Retail REITs	23.0%
Residential REITs	20.5
Specialized REITs	15.4
Diversified REITs	14.4
Office REITs	12.4
Hotels, Resorts & Cruise Lines	7.8
Industrial REITs	6.0
Assets in Excess of Other Liabilities*	0.5
Net Assets	100.0%

*	Includes short-term investments.

See Accompanying Notes to Financial Statements

35

VY Franklin Income Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2014 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 55.8%
		Consumer Discretionary: 0.8%
24,512	L	Dex Media, Inc.	273,064	0.0
140,000		Ford Motor Co.	2,413,600	0.2
41,208		General Motors Co.	1,495,850	0.2
120,000	X	General Motors Co. Escrow	–	–
75,000		Target Corp.	4,346,250	0.4
			8,528,764	0.8

		Consumer Staples: 1.4%
130,100		Coca-Cola Co.	5,511,036	0.6
20,000		Nestle S.A.	1,549,739	0.1
85,000		PepsiCo, Inc.	7,593,900	0.7
			14,654,675	1.4

		Energy: 10.1%
67,600		Baker Hughes, Inc.	5,032,820	0.5
340,000		BP PLC ADR	17,935,000	1.7
365,000		Canadian Oil Sands Ltd.	8,271,121	0.8
64,200		Chevron Corp.	8,381,310	0.8
106,235		ExxonMobil Corp.	10,695,740	1.0
155,200		Halliburton Co.	11,020,752	1.1
293,400		Royal Dutch Shell PLC - Class A ADR	24,167,358	2.3
161,200		Spectra Energy Corp.	6,847,776	0.7
50,000		Total S.A. ADR	3,610,000	0.3
60,000	@,L	Transocean Ltd.	2,701,800	0.3
113,000		Williams Cos., Inc.	6,577,730	0.6
			105,241,407	10.1

		Financials: 5.8%
697,300		Bank of America Corp.	10,717,501	1.0
377,700		Barclays PLC	1,375,869	0.1
43,000		Commonwealth Bank of Australia	3,279,535	0.3
500,000		HSBC Holdings PLC	5,072,512	0.5
226,000		JPMorgan Chase & Co.	13,022,120	1.3
60,000		Metlife, Inc.	3,333,600	0.3
45,200		Royal Bank of Canada	3,231,204	0.3
583,114	@	Scentre Group	1,759,513	0.2
365,500		Wells Fargo & Co.	19,210,680	1.8
			61,002,534	5.8

		Health Care: 6.4%
56,300		Eli Lilly & Co.	3,500,171	0.3
104,800		Johnson & Johnson	10,964,176	1.0
410,200		Merck & Co., Inc.	23,730,070	2.3
378,100		Pfizer, Inc.	11,222,008	1.1
36,700		Roche Holding AG - Genusschein	10,935,018	1.1
115,000		Sanofi-Aventis SA ADR	6,114,550	0.6
			66,465,993	6.4

		Industrials: 3.6%
21,700		Caterpillar, Inc.	2,358,139	0.2
1,222		Ceva Holdings LLC	1,344,035	0.1
571,600		General Electric Co.	15,021,648	1.4
40,000		Lockheed Martin Corp.	6,429,200	0.6
30,500		Raytheon Co.	2,813,625	0.3
100,000		Republic Services, Inc.	3,797,000	0.4
131,000		Waste Management, Inc.	5,859,630	0.6
			37,623,277	3.6

		Information Technology: 4.1%
85,400		Apple, Inc.	7,936,222	0.7
243,200		Cisco Systems, Inc.	6,043,520	0.6
660,400	X	First Data Holdings, Inc.	2,641,600	0.3
512,200		Intel Corp.	15,826,980	1.5
123,100		Microsoft Corp.	5,133,270	0.5
109,000		Texas Instruments, Inc.	5,209,110	0.5
			42,790,702	4.1

		Materials: 9.1%
70,000	L	Agrium, Inc.	6,414,100	0.6
37,931	@	AngloGold Ashanti Ltd. ADR	652,793	0.1
268,900		Barrick Gold Corp.	4,920,870	0.5
331,700		BHP Billiton PLC	10,783,182	1.1
367,700		Dow Chemical Co.	18,921,842	1.8
129,100		EI Du Pont de Nemours & Co.	8,448,304	0.8
251,000		Freeport-McMoRan Copper & Gold, Inc.	9,161,500	0.9
130,800		GoldCorp, Inc.	3,650,628	0.3
130,000	@	LyondellBasell Industries NV - Class A	12,694,500	1.2
20,000		Mosaic Co.	989,000	0.1
198,000		Newmont Mining Corp.	5,037,120	0.5
236,200	L	Rio Tinto PLC ADR	12,820,936	1.2
			94,494,775	9.1

		Telecommunication Services: 1.9%
275,000		AT&T, Inc.	9,724,000	0.9
30,000		CenturyTel, Inc.	1,086,000	0.1
800,000		Telstra Corp., Ltd.	3,930,221	0.4
46,025		Verizon Communications, Inc. - VZC	2,251,211	0.2
954,545		Vodafone Group PLC	3,190,340	0.3
			20,181,772	1.9

		Utilities: 12.6%
53,000		AGL Resources, Inc.	2,916,590	0.3
150,000		American Electric Power Co., Inc.	8,365,500	0.8
111,700		Dominion Resources, Inc.	7,988,784	0.8
194,965		Duke Energy Corp.	14,464,453	1.4
170,000		Dynegy, Inc.	5,916,000	0.6
85,000		Entergy Corp.	6,977,650	0.7
335,000		Exelon Corp.	12,220,800	1.2
100,000		FirstEnergy Corp.	3,472,000	0.3
1,800,000	#,@	HK Electric Investments and HK Electric Investments Ltd.	1,221,808	0.1
130,830		NextEra Energy, Inc.	13,407,459	1.3
220,000		Pacific Gas & Electric Co.	10,564,400	1.0

See Accompanying Notes to Financial Statements

36

VY Franklin Income Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2014 (Unaudited) (continued)

100,000		Pinnacle West Capital Corp.	5,784,000	0.5
185,200		PPL Corp.	6,580,156	0.6
175,000		Public Service Enterprise Group, Inc.	7,138,250	0.7
45,600		Sempra Energy	4,774,776	0.5
220,000		Southern Co.	9,983,600	0.9
162,000		TECO Energy, Inc.	2,993,760	0.3
200,000		Xcel Energy, Inc.	6,446,000	0.6
			131,215,986	12.6

	Total Common Stock
	(Cost $470,616,448)		582,199,885	55.8

PREFERRED STOCK: 4.4%
		Energy: 0.7%
3,500	#,@	Chesapeake Energy Corp.	4,442,812	0.4
25,000		SandRidge Energy, Inc. 7.0% Conv PS	2,770,313	0.3
			7,213,125	0.7

		Financials: 3.1%
9,300	@	Bank of America Corp.	10,853,100	1.0
50	@,P	Fannie Mae	1,600,000	0.2
100,000	@,P	Federal National Mortgage Association - Series Q	912,000	0.1
194,460	@,P	Federal National Mortgage Association - Series R	1,818,201	0.2
96,100	@,P	Federal National Mortgage Association - Series S	994,635	0.1
90,000	L	Felcor Lodging Trust, Inc.	2,379,375	0.2
191,500	@,L,P	Federal Home Loan Mortgage Corp.	2,089,265	0.2
40,000	@	MetLife, Inc.	1,278,400	0.1
8,000	@	Wells Fargo & Co.	9,712,000	1.0
			31,636,976	3.1

		Industrials: 0.2%
1,748		Ceva Holdings Series A-2	1,922,613	0.2
41		Ceva Holdings Series A-1	59,450	0.0
			1,982,063	0.2

		Utilities: 0.4%
46,300		Dominion Resources, Inc./VA	2,436,537	0.2
17,000		Dominion Resources, Inc./VA - Series A	980,050	0.1
17,000		Dominion Resources, Inc./VA - Series B	986,340	0.1
			4,402,927	0.4

	Total Preferred Stock
	(Cost $47,919,630)		45,235,091	4.4

EQUITY-LINKED SECURITIES: 1.0%
		Energy: 0.6%
30,000	#	Barclays Bank PLC into Devon Energy Corp., 6.000%	2,134,257	0.2
250,000	# Barclays Bank PLC into Weatherford International Ltd., 7.500%	4,728,250	0.4
		6,862,507	0.6

	Information Technology: 0.4%
120,000	# Wells Fargo & Co. into Broadcom Corp., 7.000%	3,736,320	0.4

	Total Equity-Linked Securities
	(Cost $9,073,000)	10,598,827	1.0

WARRANTS: 0.0%
	Utilities: 0.0%
21,595	Dynegy, Inc.	99,985	0.0

	Total Warrants
	(Cost $498,071)	99,985	0.0

Principal Amount†				Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 33.2%
			Basic Materials: 1.6%
	1,000,000	L	AngloGold Ashanti Holdings PLC, 8.500%, 07/30/20	1,123,750	0.1
	862,000	#	First Quantum Minerals Ltd., 6.750%, 02/15/20	892,170	0.1
	862,000	#	First Quantum Minerals Ltd., 7.000%, 02/15/21	891,093	0.1
	1,500,000	#,L	FMG Resources August 2006 Pty Ltd., 6.875%, 02/01/18	1,578,750	0.2
	2,000,000	#,L	FMG Resources August 2006 Pty Ltd., 8.250%, 11/01/19	2,185,000	0.2
	1,000,000		HudBay Minerals, Inc., 9.500%, 10/01/20	1,105,000	0.1
	600,000	#	INEOS Group Holdings SA, 5.875%, 02/15/19	616,500	0.1
EUR	2,500,000	#	Kerling PLC, 10.625%, 02/01/17	3,638,607	0.3
EUR	1,600,000	#	Kinove German Bondco GmbH, 10.000%, 06/15/18	2,364,836	0.2
	2,500,000	L	Molycorp, Inc., 10.000%, 06/01/20	2,312,500	0.2
				16,708,206	1.6

			Communications: 7.4%
	700,000	#	Altice SA, 7.750%, 05/15/22	749,000	0.1
	3,000,000		Cablevision Systems Corp., 7.750%, 04/15/18	3,405,000	0.3
	1,000,000		Cablevision Systems Corp., 8.625%, 09/15/17	1,166,250	0.1

See Accompanying Notes to Financial Statements

37

VY Franklin Income Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2014 (Unaudited) (continued)

100,000	#	CBS Outdoor Americas Capital LLC / CBS Outdoor Americas Capital Corp., 5.250%, 02/15/22	103,000	0.0
100,000	#	CBS Outdoor Americas Capital LLC / CBS Outdoor Americas Capital Corp., 5.625%, 02/15/24	103,500	0.0
1,300,000	L	CCO Holdings LLC / CCO Holdings Capital Corp., 5.750%, 01/15/24	1,332,500	0.1
2,500,000		CCO Holdings LLC / CCO Holdings Capital Corp., 6.500%, 04/30/21	2,671,875	0.3
500,000		CenturyLink, Inc., 6.750%, 12/01/23	548,750	0.1
80,415		Clear Channel Communications, Inc., 3.800%, 01/29/16	79,938	0.0
7,617,472		Clear Channel Communications, Inc., 6.900%, 01/30/19	7,599,380	0.7
1,485,057		Clear Channel Communications, Inc., 7.650%, 07/30/19	1,491,348	0.1
1,853,000		Clear Channel Communications, Inc., 9.000%, 12/15/19	1,982,710	0.2
5,300,000		Clear Channel Communications, Inc., 9.000%, 03/01/21	5,690,875	0.5
2,000,000		CSC Holdings, LLC, 6.750%, 11/15/21	2,207,500	0.2
900,000		Frontier Communications Corp., 8.500%, 04/15/20	1,066,500	0.1
1,500,000		Frontier Communications Corp., 9.250%, 07/01/21	1,801,875	0.2
2,000,000	#	Numericable Group SA, 6.000%, 05/15/22	2,082,500	0.2
2,400,000	#	Sirius XM Radio, Inc., 6.000%, 07/15/24	2,502,000	0.2
4,700,000	#	Sprint Corp., 7.875%, 09/15/23	5,240,500	0.5
1,000,000		Sprint Nextel Corp., 7.000%, 08/15/20	1,111,250	0.1
3,500,000	#	Sprint Nextel Corp., 9.000%, 11/15/18	4,252,500	0.4
1,000,000		Sprint Nextel Corp., 9.125%, 03/01/17	1,173,750	0.1
3,500,000		Sprint Nextel Corp., 11.500%, 11/15/21	4,742,500	0.5
205,673	±	SuperMedia Inc. Exit Term Loan, 7.600%, 12/30/16	174,565	0.0
2,500,000	#	Telecom Italia SpA, 5.303%, 05/30/24	2,515,625	0.2
2,500,000		T-Mobile USA, Inc., 6.633%, 04/28/21	2,715,625	0.3
	2,500,000		T-Mobile USA, Inc., 6.731%, 04/28/22	2,706,250	0.3
	2,000,000	#	Univision Communications, Inc., 5.125%, 05/15/23	2,127,500	0.2
	3,400,000		Verizon Communications, Inc., 5.150%, 09/15/23	3,809,948	0.4
	3,700,000		Verizon Communications, Inc., 6.550%, 09/15/43	4,665,589	0.4
	2,000,000	#	Virgin Media Secured Finance PLC, 5.500%, 01/15/25	2,075,000	0.2
	1,900,000		Visant Corp., 10.000%, 10/01/17	1,781,250	0.2
	1,500,000	#	Wind Acquisition Finance SA, 7.375%, 04/23/21	1,605,000	0.2
				77,281,353	7.4

			Consumer, Cyclical: 2.4%
	1,800,000	#	Academy Ltd. / Academy Finance Corp., 9.250%, 08/01/19	1,939,500	0.2
	1,500,000	#	Algeco Scotsman Global Finance Plc, 8.500%, 10/15/18	1,601,250	0.1
	4,300,000		Chrysler Group LLC/CG Co-Issuer, Inc., 8.250%, 06/15/21	4,880,500	0.5
	600,000		Goodyear Tire & Rubber Co., 8.250%, 08/15/20	661,500	0.1
	3,200,000		Goodyear Tire & Rubber Co/The, 6.500%, 03/01/21	3,488,000	0.3
	750,000		Harrah's Operating Co., Inc., 11.250%, 06/01/17	690,000	0.1
	2,500,000		KB Home, 7.500%, 09/15/22	2,787,500	0.3
	400,000		MGM Resorts International, 6.750%, 10/01/20	447,500	0.0
	1,500,000		MGM Resorts International, 10.000%, 11/01/16	1,781,250	0.2
	760,128		Navistar International Corp., 5.750%, 08/17/17	776,518	0.1
	1,400,000	L	Navistar International Corp., 8.250%, 11/01/21	1,466,500	0.1
	2,044,883		U.S. Investigations Services, Inc., 5.000%, 02/21/15	2,030,825	0.2
EUR	1,500,000	#	Volkswagen International Finance NV, 5.500%, 11/09/15	2,405,176	0.2
				24,956,019	2.4

			Consumer, Non-cyclical: 4.7%
	2,000,000	L	Alliance One International, Inc., 9.875%, 07/15/21	2,060,000	0.2

See Accompanying Notes to Financial Statements

38

VY Franklin Income Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2014 (Unaudited) (continued)

500,000	#	CHS/Community Health Systems, Inc., 5.125%, 08/01/21	515,000	0.1
1,000,000	#	CHS/Community Health Systems, Inc., 6.875%, 02/01/22	1,065,000	0.1
3,600,000		DaVita HealthCare Partners, Inc., 5.125%, 07/15/24	3,629,250	0.3
2,000,000		HCA, Inc., 5.875%, 05/01/23	2,097,500	0.2
3,400,000		HCA, Inc., 6.500%, 02/15/20	3,833,500	0.4
3,200,000		HCA, Inc., 7.500%, 02/15/22	3,700,000	0.4
1,500,000	#,L	Innovation Ventures, LLC / Innovation Ventures Finance Corp., 9.500%, 08/15/19	1,485,000	0.1
1,000,000	#,&	Jaguar Holding Co. I, 9.375%, 10/15/17	1,040,000	0.1
2,000,000	#	JBS USA LLC / JBS USA Finance, Inc., 7.250%, 06/01/21	2,155,000	0.2
800,000	#	JBS USA LLC/JBS USA Finance, Inc., 8.250%, 02/01/20	872,000	0.1
1,500,000	#	Laureate Education, Inc., 9.250%, 09/01/19	1,552,500	0.1
800,000	#	MPH Acquisition Holdings LLC, 6.625%, 04/01/22	840,000	0.1
900,000		Reynolds Group Issuer, Inc., 5.750%, 10/15/20	954,000	0.1
1,400,000		Reynolds Group Issuer, Inc., 7.875%, 08/15/19	1,531,250	0.1
500,000		Reynolds Group Issuer, Inc., 8.250%, 02/15/21	546,250	0.1
2,300,000		Reynolds Group Issuer, Inc., 9.875%, 08/15/19	2,561,625	0.2
2,500,000		Supervalu, Inc., 8.000%, 05/01/16	2,759,375	0.3
2,800,000		Tenet Healthcare Corp., 8.125%, 04/01/22	3,248,000	0.3
2,455,000		Tenet Healthcare Corp., 8.000%, 08/01/20	2,666,744	0.3
4,800,000		Tenet Healthcare Corp., 9.250%, 02/01/15	5,047,680	0.5
1,100,000	L	United Rentals North America, Inc., 8.375%, 09/15/20	1,212,750	0.1
1,000,000		US Foods, Inc., 8.500%, 06/30/19	1,071,500	0.1
2,300,000	#	Valeant Pharmaceuticals International, Inc., 7.500%, 07/15/21	2,555,875	0.2
			48,999,799	4.7
		Diversified: 0.2%
600,000	#	Stena AB, 7.000%, 02/01/24	640,500	0.1
1,500,000	#	Stena International SA, 5.750%, 03/01/24	1,518,750	0.1
			2,159,250	0.2

		Energy: 6.9%
1,200,000	#,L	Alpha Natural Resources, Inc., 7.500%, 08/01/20	1,164,000	0.1
1,100,000		Antero Resources Finance Corp., 5.375%, 11/01/21	1,145,375	0.1
1,500,000	L	Arch Coal, Inc., 7.250%, 06/15/21	1,102,500	0.1
500,000		Bill Barrett Corp., 7.000%, 10/15/22	532,500	0.0
4,500,000		Chesapeake Energy Corp., 5.750%, 03/15/23	5,022,900	0.5
800,000		Chesapeake Energy Corp., 6.875%, 11/15/20	932,000	0.1
4,000,000		Chesapeake Energy Corp., 7.250%, 12/15/18	4,740,000	0.5
8,000,000		Cobalt International Energy, Inc., 3.125%, 05/15/24	8,635,000	0.8
1,400,000		Consol Energy, Inc., 8.250%, 04/01/20	1,522,500	0.1
3,500,000	#	CONSOL Energy, Inc., 5.875%, 04/15/22	3,675,000	0.4
1,500,000		El Paso Corp., 7.750%, 01/15/32	1,661,250	0.2
1,500,000		Energy XXI Gulf Coast, Inc., 9.250%, 12/15/17	1,605,000	0.2
2,500,000		EP Energy, LLC, 9.375%, 05/01/20	2,875,000	0.3
919,000	#	Expro Finance Luxembourg SCA, 8.500%, 12/15/16	963,801	0.1
2,500,000		Fieldwood Energy - TL 2L, 8.375%, 09/30/20	2,585,260	0.2
2,000,000		Halcon Resources Corp., 9.750%, 07/15/20	2,192,500	0.2
800,000	#	Kinder Morgan, Inc./DE, 5.000%, 02/15/21	834,000	0.1
1,600,000	#	Kinder Morgan, Inc./DE, 5.625%, 11/15/23	1,652,000	0.2
2,000,000		Linn Energy, LLC/Linn Energy Finance Corp., 8.625%, 04/15/20	2,170,000	0.2
1,000,000		Midstates Petroleum Co., Inc. / Midstates Petroleum Co. LLC, 10.750%, 10/01/20	1,140,000	0.1
1,500,000	#	Niska Gas Storage Canada ULC / Niska Gas Storage Canada Finance Corp., 6.500%, 04/01/19	1,445,625	0.1
4,987,437		Ocean Rig - TL B1, 6.000%, 03/31/21	5,062,249	0.5

See Accompanying Notes to Financial Statements

39

VY Franklin Income Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2014 (Unaudited) (continued)

1,500,000	#	Ocean Rig UDW, Inc., 7.250%, 04/01/19	1,488,750	0.1
2,000,000	L	Peabody Energy Corp., 6.250%, 11/15/21	2,002,500	0.2
5,000,000		Quicksilver Resources - TL 2L, 7.000%, 06/12/19	4,896,875	0.5
400,000		Regency Energy Partners L.P. / Regency Energy Finance Corp., 5.875%, 03/01/22	435,500	0.0
400,000	#	Rice Energy, Inc., 6.250%, 05/01/22	410,500	0.0
2,300,000	#	Sabine Pass Liquefaction LLC, 5.750%, 05/15/24	2,400,625	0.2
2,600,000	#	Samson Investment Co., 10.750%, 02/15/20	2,752,750	0.3
2,800,000	#	Sanchez Energy Corp., 7.750%, 06/15/21	3,052,000	0.3
2,000,000		W&T Offshore, Inc., 8.500%, 06/15/19	2,170,000	0.2
			72,267,960	6.9

		Financial: 3.1%
800,000		Ally Financial, Inc., 6.250%, 12/01/17	896,000	0.1
1,500,000		Bank of America Corp., 8.125%, 12/29/49	1,695,597	0.2
GBP 1,000,000	#,L	Boparan Holdings Ltd., 9.875%, 04/30/18	1,844,024	0.2
6,000,000		Citigroup, Inc., 6.300%, 12/29/49	6,138,690	0.6
1,300,000		E*TRADE Financial Corp., 6.000%, 11/15/17	1,358,500	0.1
2,000,000		International Lease Finance Corp., 8.875%, 09/01/17	2,372,500	0.2
12,500,000		JPMorgan Chase & Co., 7.900%, 04/29/49	14,062,500	1.3
2,300,000	#	Nuveen Investments, Inc., 9.500%, 10/15/20	2,737,000	0.2
1,600,000		Wells Fargo & Co., 5.900%, 12/29/49	1,698,000	0.2
			32,802,811	3.1

		Industrial: 1.8%
1,600,000	#	Abengoa Finance SAU, 8.875%, 11/01/17	1,816,000	0.2
1,400,000		Cemex SAB de CV, 3.250%, 03/15/16	2,036,125	0.2
805,000		Cemex SAB de CV, 3.750%, 03/15/18	1,223,097	0.1
1,500,000	#	Cemex SAB de CV, 7.250%, 01/15/21	1,653,750	0.2
859,000	#	Cemex SAB de CV, 9.000%, 01/11/18	927,720	0.1
2,400,000	#	CEVA Group PLC, 4.000%, 05/01/18	2,256,000	0.2
2,250,000		CHC Helicopter SA, 9.250%, 10/15/20	2,463,750	0.3
3,000,000		Dynacast International, LLC / Dynacast Finance, Inc., 9.250%, 07/15/19	3,315,000	0.3
1,300,000	#	TransDigm, Inc., 6.500%, 07/15/24	1,355,250	0.1
1,300,000	#	TransDigm, Inc., 6.000%, 07/15/22	1,337,375	0.1
			18,384,067	1.8

		Technology: 3.9%
2,500,000	#	BMC Software Finance, Inc., 8.125%, 07/15/21	2,584,375	0.2
500,000	#,&	Boxer Parent Co., Inc., 9.000%, 10/15/19	490,000	0.0
3,600,000		CDW, LLC / CDW Finance Corp., 8.500%, 04/01/19	3,915,000	0.4
3,276,964		First Data Corp. - Term Loan B-3, 4.154%, 03/24/18	3,279,598	0.3
6,179,000	#	First Data Corp., 8.250%, 01/15/21	6,796,900	0.7
3,187,000	#,&	First Data Corp., 8.750%, 01/15/22	3,533,586	0.3
6,400,000		First Data Corp., 12.625%, 01/15/21	7,896,000	0.8
2,054,000		Freescale Semiconductor, Inc., 8.050%, 02/01/20	2,223,455	0.2
5,980,000		Freescale Semiconductor, Inc., 10.750%, 08/01/20	6,772,350	0.7
600,000		Infor US, Inc., 9.375%, 04/01/19	670,500	0.1
1,157,143		SRA International, Inc. - Term Loan B, 6.500%, 07/20/18	1,162,929	0.1
800,000		SRA International, Inc., 11.000%, 10/01/19	862,000	0.1
			40,186,693	3.9

		Utilities: 1.2%
814,000	#	Calpine Corp., 7.500%, 02/15/21	884,207	0.1
760,000	#	Calpine Corp., 7.875%, 01/15/23	851,200	0.1
616,000	#	Calpine Corp., 7.875%, 07/31/20	671,440	0.0
1,500,000	X	GCB Dyengy Holdings Escrow, 05/01/16	–	–
7,000,000	X	GCB Dyengy Holdings Escrow, 06/01/15	–	–
2,500,000	X	GCB Dyengy Holdings Escrow, 06/01/19	–	–
5,000,000	#	InterGen NV, 7.000%, 06/30/23	5,187,500	0.5
1,900,000		GenOn Energy, Inc., 7.875%, 06/15/17	2,028,250	0.2

See Accompanying Notes to Financial Statements

40

VY Franklin Income Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2014 (Unaudited) (continued)

2,500,000		Sabine Pass LNG LP, 7.500%, 11/30/16	2,775,000	0.3
			12,397,597	1.2

	Total Corporate Bonds/Notes
	(Cost $314,523,301)		346,143,755	33.2

	Total Long-Term Investments
	(Cost $842,630,450)		984,277,543	94.4

SHORT-TERM INVESTMENTS: 6.9%
		U.S. Government Agency Obligations: 2.9%
30,000,000	Z	Federal Home Loan Bank Discount Notes, 07/01/14
		(Cost $30,000,000)	30,000,000	2.9

		Securities Lending Collateralcc(1): 4.0%
4,580,781		Cantor Fitzgerald, Repurchase Agreement dated 06/30/14, 0.13%, due 07/01/14 (Repurchase Amount $4,580,797, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.500%, Market Value plus accrued interest $4,672,396, due 07/15/14-04/20/64)	4,580,781	0.4
9,981,009		Daiwa Capital Markets, Repurchase Agreement dated 06/30/14, 0.14%, due 07/01/14 (Repurchase Amount $9,981,047, collateralized by various U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $10,180,629, due 01/01/17-03/01/48)	9,981,009	1.0
9,981,009		HSBC Securities USA, Repurchase Agreement dated 06/30/14, 0.07%, due 07/01/14 (Repurchase Amount $9,981,028, collateralized by various U.S. Government Securities, 0.000%-6.375%, Market Value plus accrued interest $10,180,659, due 07/10/14-08/15/42)	9,981,009	0.9
7,500,000	Millenium Fixed Income Ltd., Repurchase Agreement dated 06/30/14, 0.15%, due 07/01/14 (Repurchase Amount $7,500,031, collateralized by various U.S. Government Securities, 0.750%-6.125%, Market Value plus accrued interest $7,650,000, due 12/31/17-04/15/28)	7,500,000	0.7
9,981,009	Nomura Securities, Repurchase Agreement dated 06/30/14, 0.11%, due 07/01/14 (Repurchase Amount $9,981,039, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-8.875%, Market Value plus accrued interest $10,180,629, due 07/01/14-07/15/56)	9,981,009	1.0
		42,023,808	4.0

	Total Short-Term Investments
	(Cost $72,023,808)	72,023,808	6.9

	Total Investments in Securities (Cost $914,654,258)	$1,056,301,351	101.3
	Liabilities in Excess of Other Assets	(13,432,787)	(1.3)
	Net Assets	$1,042,868,564	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
@	Non-income producing security

&	Payment-in-kind
ADR	American Depositary Receipt
P	Preferred Stock may be called prior to convertible date.
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at June 30, 2014.
±	Defaulted security
X	Fair value determined by Voya funds Valuation Committee appointed by the Funds' Board of Directors/Trustees.
Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

EUR	EU Euro
GBP	British Pound

See Accompanying Notes to Financial Statements

41

VY Franklin Income Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2014 (Unaudited) (continued)

Cost for federal income tax purposes is $914,678,942.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$198,605,435
Gross Unrealized Depreciation	(56,983,026)

Net Unrealized Appreciation	$141,622,409

See Accompanying Notes to Financial Statements

42

VY Franklin Mutual Shares Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2014 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 86.1%
		Consumer Discretionary: 8.7%
97,972		CBS Corp. - Class B	6,087,980	1.1
28,270		Cengage Learning Holdings II L.P.	989,450	0.2
27,995		Comcast Corp. – Special Class A	1,492,973	0.2
185,640		General Motors Co.	6,738,732	1.2
71,680		Kohl's Corp.	3,776,102	0.7
440,822	@,X	Prime AET&D Holdings	–	–
479,734		Reed Elsevier PLC	7,709,239	1.4
57,688		Time Warner Cable, Inc.	8,497,442	1.5
25,030		Tribune Co.	2,128,802	0.4
15,346		Tribune Co. - Class B	1,305,177	0.2
290,624		Twenty-First Century Fox, Inc. Class B	9,948,060	1.8
			48,673,957	8.7

		Consumer Staples: 11.8%
131,390		Altria Group, Inc.	5,510,497	1.0
274,375		Avon Products, Inc.	4,008,619	0.7
176,046		British American Tobacco PLC	10,475,083	1.9
53,193		Coca-Cola Enterprises, Inc.	2,541,562	0.4
56,750		CVS Caremark Corp.	4,277,247	0.8
138,832		Imperial Tobacco Group PLC	6,245,750	1.1
147,840		Kroger Co.	7,307,731	1.3
109,762		Lorillard, Inc.	6,692,189	1.2
64,101		PepsiCo, Inc.	5,726,783	1.0
33,421		Philip Morris International, Inc.	2,817,724	0.5
1,077,221		Tesco PLC	5,235,467	0.9
73,297		Walgreen Co.	5,433,507	1.0
			66,272,159	11.8

		Energy: 11.3%
97,139		Apache Corp.	9,774,126	1.7
84,912		Baker Hughes, Inc.	6,321,698	1.1
205,853		BG Group PLC	4,343,759	0.8
554,065		BP PLC	4,879,029	0.9
78,709		Consol Energy, Inc.	3,626,124	0.7
36,835	@	Ensco PLC	2,046,921	0.4
198,022		Marathon Oil Corp.	7,905,038	1.4
52,544		Murphy Oil Corp.	3,493,125	0.6
150,620		Petroleo Brasileiro SA ADR	2,203,571	0.4
265,263		Royal Dutch Shell PLC	10,952,734	1.9
308,021		Talisman Energy, Inc.	3,265,023	0.6
20,579		Talisman Energy, Inc. - TSX	217,545	0.0
102,715	@	Transocean Ltd.	4,625,256	0.8
			63,653,949	11.3

		Financials: 18.5%
79,776	@	ACE Ltd.	8,272,771	1.5
170,442		American International Group, Inc.	9,302,724	1.7
9,488		Alexander's, Inc.	3,505,531	0.6
12,330	@	Alleghany Corp.	5,402,020	1.0
74,108		Allstate Corp.	4,351,622	0.8
107,600		Ally Financial, Inc.	2,572,716	0.5
49,872	#	FCB Financial Holdings, Inc.	748,080	0.2
454,259	@,X	Canary Wharf Group PLC	3,409,975	0.6
71,583		CIT Group, Inc.	3,275,638	0.6
113,022		Citigroup, Inc.	5,323,336	0.9
16,005		Columbia Banking System, Inc.	421,092	0.1
166,703		Credit Suisse Group	4,740,946	0.8
36,606		Forestar Real Estate Group, Inc.	698,809	0.1
9,584		Guaranty Bancorp	133,218	0.0
116,990		JPMorgan Chase & Co.	6,740,964	1.2
81,628		KB Financial Group, Inc.	2,836,727	0.5
94,799		Metlife, Inc.	5,267,032	0.9
36,843		Morgan Stanley	1,191,134	0.2
117,020		PNC Financial Services Group, Inc.	10,420,631	1.8
21,086		Societe Generale	1,105,806	0.2
104,687		SunTrust Bank	4,193,761	0.7
73,364		Wells Fargo & Co.	3,856,012	0.7
20,198		White Mountains Insurance Group Ltd.	12,289,271	2.2
12,332		Zurich Insurance Group AG	3,714,230	0.7
			103,774,046	18.5

		Health Care: 12.2%
25,533		AstraZeneca PLC ADR	1,897,357	0.3
61,230		AstraZeneca PLC	4,555,345	0.8
117,177		Cigna Corp.	10,776,769	1.9
80,273		Eli Lilly & Co.	4,990,572	0.9
86,118		Hospira, Inc.	4,423,882	0.8
227,667		Medtronic, Inc.	14,516,048	2.6
245,982		Merck & Co., Inc.	14,230,059	2.5
28,467		Stryker Corp.	2,400,337	0.4
209,390		Teva Pharmaceutical Industries Ltd. ADR	10,976,224	2.0
			68,766,593	12.2

		Industrials: 4.7%
3,645		AP Moller - Maersk A/S - Class B	9,062,508	1.6
37,280		BE Aerospace, Inc.	3,448,027	0.6
35,898		Caterpillar, Inc.	3,901,036	0.7
322,822		CNH Industrial NV	3,312,445	0.6
104,423		Federal Signal Corp.	1,529,797	0.3
53,563		Huntington Ingalls Industries, Inc.	5,066,524	0.9
			26,320,337	4.7

		Information Technology: 10.9%
158,550		Apple, Inc.	14,734,051	2.6
271,456		Cisco Systems, Inc.	6,745,682	1.2
139,914		Hewlett-Packard Co.	4,712,304	0.8
372,271		Microsoft Corp.	15,523,701	2.8
3,006		Samsung Electronics Co., Ltd.	3,925,684	0.7
342,839		Symantec Corp.	7,851,013	1.4
627,862		Xerox Corp.	7,810,603	1.4
			61,303,038	10.9

		Materials: 4.9%
130,380	@	Anglo American PLC	3,195,386	0.6

 See Accompanying Notes to Financial Statements

43

VY Franklin Mutual Shares Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2014 (Unaudited) (continued)

199,292	Freeport-McMoRan Copper & Gold, Inc.	7,274,158	1.3
142,047	International Paper Co.	7,169,112	1.3
118,558	MeadWestvaco Corp.	5,247,377	0.9
153,775	@ ThyssenKrupp AG	4,474,323	0.8
		27,360,356	4.9

	Telecommunication Services: 1.7%
761,640	@ Koninklijke KPN NV	2,776,991	0.5
2,053,308	Vodafone Group PLC	6,862,695	1.2
		9,639,686	1.7

	Utilities: 1.4%
27,946	Entergy Corp.	2,294,087	0.4
148,920	NRG Energy, Inc.	5,539,824	1.0
		7,833,911	1.4

	Total Common Stock
	(Cost $354,137,623)	483,598,032	86.1

PREFERRED STOCK: 0.7%
	Consumer Discretionary: 0.7%
14,964	Volkswagen AG	3,919,321	0.7

	Total Preferred Stock
	(Cost $3,902,872)	3,919,321	0.7

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 7.2%
		Communications: 2.1%
1,917,104		Avaya, Inc. - TL B3, 4.727%, 10/26/17	1,881,843	0.3
467,527		Avaya, Inc. - TL B6, 6.500%, 03/30/18	468,778	0.1
1,276,000	#	Avaya, Inc., 7.000%, 04/01/19	1,282,380	0.2
1,363,000	#	Avaya, Inc., 10.500%, 03/01/21	1,264,182	0.2
181,545		Cengage Learning Acquisitions, Inc. - TL 1L, 7.000%, 03/31/20	184,136	0.0
47,625		Clear Channel Communications, Inc., 3.800%, 01/29/16	47,342	0.0
5,385		Clear Channel Communications, Inc., 3.800%, 01/29/16	5,336	0.0
3,078,298		Clear Channel Communications, Inc., 6.900%, 01/30/19	3,070,987	0.6
989,430		Clear Channel Communications, Inc., 7.650%, 07/30/19	993,621	0.2
2,575,000		Clear Channel Communications, Inc., 9.000%, 12/15/19	2,755,250	0.5
32,493	X	Tribune Co., Escrow, 08/14/49	–	–
			11,953,855	2.1

		Consumer, Cyclical: 1.3%
2,474,000	#	American Airlines, Inc., 7.500%, 03/15/16	2,574,506	0.5
183,000		Caesars - TL B7, 03/01/17	180,884	0.0
341,000		Caesars Entertainment Operating Co., Inc., 4.402%, 01/26/18	315,615	0.0
1,621,000		Caesars Entertainment Operating Co., Inc., 5.402%, 01/28/18	1,516,188	0.3
2,661,378		JC Penney - TL 1L, 6.000%, 05/21/18	2,692,032	0.5
			7,279,225	1.3

		Energy: 0.5%
83,644		NGPL PipeCo, LLC, 6.750%, 09/15/17	83,409	0.0
987,000	#	NGPL PipeCo, LLC, 7.119%, 12/15/17	1,006,740	0.2
1,464,000	#	NGPL PipeCo, LLC, 9.625%, 06/01/19	1,610,400	0.3
			2,700,549	0.5

		Financial: 1.2%
14,181,365		Lehman Brothers Holdings, Inc. - Claim, 2.290%, 12/31/49	6,603,198	1.2
1,216,000	±,X	Tropicana Entertainment, LLC, 12/15/14	–	–
			6,603,198	1.2

		Technology: 0.6%
1,588,000		First Data Corp., 11.750%, 08/15/21	1,889,720	0.3
373,000		First Data Corp., 12.625%, 01/15/21	460,189	0.1
1,021,732	#,&	First Data Holdings, Inc., 14.500%, 09/24/19	1,140,508	0.2
			3,490,417	0.6

		Utilities: 1.5%
33,000	X	Calpine Corp. Escrow, 12/01/14	–	–
97,000	X	Calpine Corp. Escrow, 07/15/30	–	–
49,000	X	Calpine Corp. Escrow, 07/15/49	–	–
6,400,233		Texas Competitive Electric Holdings Co., LLC, 4.651%, 10/10/17	5,312,194	1.0
3,208,000	#,±	Texas Competitive Electric Holdings Co., LLC, 11.500%, 10/01/20	2,943,340	0.5
			8,255,534	1.5

	Total Corporate Bonds/Notes
	(Cost $39,269,929)		40,282,778	7.2

See Accompanying Notes to Financial Statements

44

Vy Franklin Mutual Shares Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2014 (Unaudited) (continued)

MUNICIPAL BONDS: 0.2%
	Puerto Rico: 0.2%
1,607,000	Commonwealth of Puerto Rico, 8.000%, 07/01/35	1,414,176	0.2

	Total Municipal Bonds
	(Cost $1,498,418)	1,414,176	0.2

	Total Long-Term Investments
	(Cost $398,808,842)	529,214,307	94.2

SHORT-TERM INVESTMENTS: 4.1%
	U.S. Treasury Bills: 4.1%
3,000,000	United States Treasury Bill, 0.030%, 10/30/14	2,999,661	0.5
3,000,000	United States Treasury Bill, 10/16/14	2,999,643	0.5
1,500,000	United States Treasury Bill, 10/02/14	1,499,859	0.3
2,000,000	United States Treasury Bill, 10/23/14	1,999,786	0.4
2,500,000	United States Treasury Bill, 10/09/14	2,499,817	0.4
2,500,000	United States Treasury Bill, 07/10/14	2,499,987	0.4
2,000,000	United States Treasury Bill, 07/24/14	1,999,976	0.4
1,500,000	United States Treasury Bill, 07/03/14	1,499,998	0.3
5,000,000	United States Treasury Bill, 08/21/14	4,999,932	0.9
		22,998,659	4.1

	Total Short-Term Investments
	(Cost $22,998,192)	22,998,659	4.1

	Total Investments in Securities (Cost $421,807,034)	$552,212,966	98.3
	Assets in Excess of Other Liabilities	9,402,881	1.7
	Net Assets	$561,615,847	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
@	Non-income producing security

&	Payment-in-kind
ADR	American Depositary Receipt
±	Defaulted security
X	Fair value determined by Voya funds Valuation Committee appointed by the Funds' Board of Directors/Trustees.

Cost for federal income tax purposes is $422,886,887.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$141,301,441
Gross Unrealized Depreciation	(11,975,362)

Net Unrealized Appreciation	$129,326,079

See Accompanying Notes to Financial Statements

45

VY JPMorgan Small Cap Core Equity Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2014 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.0%
		Basic Materials: 0.1%
32,900		Resolute Forest Products	552,062	0.1

		Consumer Discretionary: 17.3%
45,800	L	2U, Inc.	769,898	0.1
140,693		Allison Transmission Holdings, Inc.	4,375,552	0.6
9,100		AMC Entertainment Holdings, Inc.	226,317	0.0
336,918		American Eagle Outfitters	3,780,220	0.5
68,713		Ascent Capital Group, Inc.	4,535,745	0.6
183,000	@	Barnes & Noble, Inc.	4,170,570	0.5
147,301		Brinker International, Inc.	7,166,194	0.9
61,400		Brown Shoe Co., Inc.	1,756,654	0.2
59,727		Brunswick Corp.	2,516,299	0.3
5,500		Capella Education Co.	299,145	0.0
39,800		Cato Corp.	1,229,820	0.2
21,700	L	Century Communities, Inc.	480,655	0.1
239,017		Chico's FAS, Inc.	4,053,728	0.5
5,400		Childrens Place Retail Stores, Inc.	268,002	0.0
181,491		Cinemark Holdings, Inc.	6,417,522	0.8
22,800		Core-Mark Holding Co., Inc.	1,040,364	0.1
9,100	L	Coupons.com, Inc.	239,421	0.0
18,275		Cracker Barrel Old Country Store	1,819,642	0.2
306,490	@	CROCS, Inc.	4,606,545	0.6
186,150		Dana Holding Corp.	4,545,783	0.6
17,800		Destination Maternity Corp.	405,306	0.0
24,600		Dillard's, Inc.	2,868,606	0.4
45,314		Drew Industries, Inc.	2,266,153	0.3
19,600		Einstein Noah Restaurant Group, Inc.	314,776	0.0
19,700	@	Entercom Communications Corp.	211,381	0.0
197,120	@	EW Scripps Co.	4,171,059	0.5
118,600	@	Express, Inc.	2,019,758	0.3
34,400	@	G-III Apparel Group Ltd.	2,809,104	0.4
10,900		GoPro, Inc.	441,995	0.1
43,200	@	Gray Television, Inc.	567,216	0.1
54,500	@	Helen of Troy Ltd.	3,304,335	0.4
135,348	@	Iconix Brand Group, Inc.	5,811,843	0.7
10,900	@,L	ITT Educational Services, Inc.	181,921	0.0
35,000		Jack in the Box, Inc.	2,094,400	0.3
170,924	@	Jarden Corp.	10,144,339	1.3
50,400	@	Journal Communications, Inc.	447,048	0.1
39,600		KB Home	739,728	0.1
13,900		La Quinta Holdings, Inc.	266,046	0.0
8,200	@	Libbey, Inc.	218,448	0.0
28,800		Lifetime Brands, Inc.	452,736	0.1
39,200		Lithia Motors, Inc.	3,687,544	0.5
7,100		Live Nation, Inc.	175,299	0.0
71,100		Malibu Boats, Inc.	1,429,110	0.2
36,700	@	Markit Ltd.	990,166	0.1
14,200		Michaels Cos, Inc./The	242,110	0.0
99,500	@	Monarch Casino & Resort, Inc.	1,506,430	0.2
42,509		Morningstar, Inc.	3,052,571	0.4
5,700		Nacco Industries, Inc.	288,420	0.0
202,052		National CineMedia, Inc.	3,537,931	0.4
8,300	@	Nautilus, Inc.	92,047	0.0
384,550	@	Office Depot, Inc.	2,188,089	0.3
8,000	L	Outerwall, Inc.	474,800	0.1
65,618		Papa John's International, Inc.	2,781,547	0.4
92,948		Pool Corp.	5,257,139	0.7
581,205	@	Quiksilver, Inc.	2,080,714	0.3
8,300		RG Barry Corp.	157,285	0.0
103,108		Ruth's Hospitality Group, Inc.	1,273,384	0.2
178,800		ServiceMaster Global Holdings, Inc.	3,259,524	0.4
9,700	L	Sinclair Broadcast Group, Inc.	337,075	0.0
81,200		Skullcandy, Inc.	588,700	0.1
66,700	@	Sonic Corp.	1,472,736	0.2
16,000		Standard Motor Products, Inc.	714,720	0.1
32,800		Stoneridge, Inc.	351,616	0.0
19,100	@	Systemax, Inc.	274,467	0.0
121,900		Tower International, Inc.	4,490,796	0.6
8,400	@	Turtle Beach Corp.	77,616	0.0
20,700	@	Universal Electronics, Inc.	1,011,816	0.1
5,380		VOXX International Corp.	50,626	0.0
20,500	L	Zoe's Kitchen, Inc.	704,790	0.1
			136,583,342	17.3

		Consumer Staples: 3.5%
37,900		Andersons, Inc.	1,954,882	0.2
212,900	@	Chiquita Brands International, Inc.	2,309,965	0.3
47,451		J&J Snack Foods Corp.	4,466,088	0.6
105,500	@	Pilgrim's Pride Corp.	2,886,480	0.4
30,343		Pinnacle Foods, Inc.	998,285	0.1
16,100	@	Revlon, Inc. - Class A	491,050	0.1
421,600	@	Rite Aid Corp.	3,022,872	0.4
106,200		Roundy's, Inc.	585,162	0.1
9,700		Sanderson Farms, Inc.	942,840	0.1
110,620		SpartanNash Co.	2,324,126	0.3
76,180		Spectrum Brands Holdings, Inc.	6,553,765	0.8
12,500	@,L	USANA Health Sciences, Inc.	976,750	0.1
			27,512,265	3.5

		Energy: 6.2%
89,639	L	Approach Resources, Inc.	2,037,495	0.3
32,600		C&J Energy Services, Inc.	1,101,228	0.1
41,000		Carrizo Oil & Gas, Inc.	2,839,660	0.4
23,163		Cimarex Energy Co.	3,322,964	0.4

See Accompanying Notes to Financial Statements

46

VY JPMorgan Small Cap Core Equity Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2014 (Unaudited) (continued)

28,700		Dawson Geophysical Co.	822,255	0.1
37,400		Delek US Holdings, Inc.	1,055,802	0.1
17,357	@,L	Energy XXI Bermuda Ltd.	410,146	0.0
28,900		Equal Energy Ltd.	156,638	0.0
35,700		Forum Energy Technologies, Inc.	1,300,551	0.2
86,600		Green Plains Renewable Energy, Inc.	2,846,542	0.4
36,300	@	Helix Energy Solutions Group, Inc.	955,053	0.1
59,500		Laredo Petroleum, Inc.	1,843,310	0.2
39,600	@	Matrix Service Co.	1,298,484	0.2
9,600		Memorial Resource Development Corp.	233,856	0.0
43,726		Oasis Petroleum, Inc.	2,443,846	0.3
59,100	@	Pacific Ethanol, Inc.	903,639	0.1
4,600		Parsley Energy, Inc.	110,722	0.0
105,518		Patterson-UTI Energy, Inc.	3,686,799	0.5
9,600		Pioneer Energy Services Corp.	168,384	0.0
165,900		Renewable Energy Group, Inc.	1,902,873	0.2
335,244		Resolute Energy Corp.	2,896,508	0.4
7,300	@	Rex Stores Corp.	535,163	0.1
9,300	@	Ring Energy, Inc.	162,285	0.0
5,900		SemGroup Corp. - Class A	465,215	0.1
27,900		Stone Energy Corp.	1,305,441	0.2
37,946		Superior Energy Services	1,371,368	0.2
70,200		Tesco Corp.	1,498,068	0.2
74,276		Tidewater, Inc.	4,170,597	0.5
10,700	@	TransAtlantic Petroleum Ltd.	121,873	0.0
100,600	@	Vaalco Energy, Inc.	727,338	0.1
659,764		Warren Resources, Inc.	4,090,537	0.5
39,700		Western Refining, Inc.	1,490,735	0.2
8,507	@	Westmoreland Coal Co.	308,634	0.0
8,700		World Fuel Services Corp.	428,301	0.1
			49,012,310	6.2

		Financials: 21.1%
3,000		Agree Realty Corp.	90,690	0.0
100	@	Altisource Asset Management Corp.	72,306	0.0
13,177		American Campus Communities, Inc.	503,889	0.1
117,000		American Equity Investment Life Holding Co.	2,878,200	0.4
280,100		Anworth Mortgage Asset Corp.	1,445,316	0.2
10,100		Arlington Asset Investment Corp.	276,033	0.0
12,380		Ashford Hospitality Prime, Inc.	212,441	0.0
203,708		Ashford Hospitality Trust, Inc.	2,350,790	0.3
21,800	@	Aspen Insurance Holdings Ltd.	990,156	0.1
463,033		Associated Banc-Corp.	8,371,637	1.1
65,500		BankUnited, Inc.	2,192,940	0.3
39,600		BBCN Bancorp, Inc.	631,620	0.1
180,950		BGC Partners, Inc.	1,346,268	0.2
10,600	@	Banco Latinoamericano de Comercio Exterior SA	314,502	0.0
9,000		BNC Bancorp	153,630	0.0
6,900		BofI Holding, Inc.	506,943	0.1
4,100		Bridge Bancorp, Inc.	98,359	0.0
8,700		OceanFirst Financial Corp.	144,072	0.0
204,700		Capstead Mortgage Corp.	2,691,805	0.3
50,700		Cash America International, Inc.	2,252,601	0.3
23,300		Cathay General Bancorp.	595,548	0.1
26,800		Chatham Lodging Trust	586,920	0.1
23,100		Chesapeake Lodging Trust	698,313	0.1
13,600		Citizens & Northern Corp.	265,064	0.0
147,500		CNO Financial Group, Inc.	2,625,500	0.3
5,147		Community Trust Bancorp., Inc.	176,130	0.0
1,900		ConnectOne Bancorp, Inc.	94,791	0.0
34,400		Coresite Realty Corp.	1,137,608	0.2
76,400		Cousins Properties, Inc.	951,180	0.1
67,200		Cowen Group, Inc.	283,584	0.0
7,800		Crawford & Co.	78,624	0.0
77,880		Customers Bancorp, Inc.	1,558,379	0.2
86,525		DCT Industrial Trust, Inc.	710,370	0.1
28,425		DDR Corp.	501,133	0.1
97,522		East-West Bancorp., Inc.	3,412,295	0.4
73,976		EastGroup Properties, Inc.	4,751,478	0.6
47,200		Eaton Vance Corp.	1,783,688	0.2
69,900		Education Realty Trust, Inc.	750,726	0.1
28,100		Encore Capital Group, Inc.	1,276,302	0.2
5,900		Federated National Holding Co.	150,450	0.0
10,003		Fidelity Southern Corp.	129,939	0.0
14,400		Financial Institutions, Inc.	337,248	0.0
181,400	@	First BanCorp/Puerto Rico	986,816	0.1
4,900		First Business Financial Services, Inc.	230,447	0.0
69,500		First Commonwealth Financial Corp.	640,790	0.1
17,400		First Community Bancshares, Inc.	249,342	0.0
160,682		First Financial Bancorp.	2,765,337	0.4
226,608		First Horizon National Corp.	2,687,571	0.3
125,375		First Industrial Realty Trust, Inc.	2,362,065	0.3
13,400		First Merchants Corp.	283,276	0.0
26,700		First NBC Bank Holding Co.	894,717	0.1
69,137		First Republic Bank	3,801,844	0.5
99,959		FirstMerit Corp.	1,974,190	0.3

See Accompanying Notes to Financial Statements

47

VY JPMorgan Small Cap Core Equity Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2014 (Unaudited) (continued)

59,100	@	Flagstar Bancorp, Inc.	1,069,710	0.1
9,500		Franklin Street Properties Corp.	119,510	0.0
80,680		Glacier Bancorp., Inc.	2,289,698	0.3
26,200		Glimcher Realty Trust	283,746	0.0
172,000		Green Dot Corp.	3,264,560	0.4
62,675		Greenhill & Co., Inc.	3,086,744	0.4
100,550		Hanmi Financial Corp.	2,119,594	0.3
18,300		HCI Group, Inc.	742,980	0.1
142,714		HFF, Inc.	5,307,534	0.7
39,800	@	Hilltop Holdings, Inc.	846,148	0.1
4,700		Home Properties, Inc.	300,612	0.0
18,000		HomeStreet, Inc.	330,660	0.0
5,200		Horace Mann Educators Corp.	162,604	0.0
13,700		Huntington Bancshares, Inc.	130,698	0.0
47,993		IBERIABANK Corp.	3,320,636	0.4
23,116		IDT Corp.	402,681	0.1
91,200	@	Investment Technology Group, Inc.	1,539,456	0.2
218,252		Janus Capital Group, Inc.	2,723,785	0.4
19,600		JGWPT Holdings, Inc.	220,696	0.0
56,800		Ladenburg Thalmann Financial Services, Inc.	178,920	0.0
18,500		LaSalle Hotel Properties	652,865	0.1
11,800		LTC Properties, Inc.	460,672	0.1
40,100	@	Maiden Holdings Ltd.	484,809	0.1
12,400		MainSource Financial Group, Inc.	213,900	0.0
40,700		Manning & Napier, Inc.	702,482	0.1
49,501		Mid-America Apartment Communities, Inc.	3,616,048	0.5
91,900	L	Moelis & Co.	3,088,759	0.4
4,200	@	Montpelier Re Holdings Ltd.	134,190	0.0
2,700	L	National Bankshares, Inc.	83,403	0.0
147,402		National Retail Properties, Inc.	5,481,880	0.7
9,013		NBT Bancorp., Inc.	216,492	0.0
22,300		Nelnet, Inc.	923,889	0.1
37,100	@	Ocwen Financial Corp.	1,376,410	0.2
4,986		Park Sterling Corp.	32,858	0.0
9,700		Parkway Properties, Inc.	200,305	0.0
23,000		Pebblebrook Hotel Trust	850,080	0.1
33,100		Pennsylvania Real Estate Investment Trust	622,942	0.1
57,400		Pennymac Mortgage Investment Trust	1,259,356	0.2
4,400		Peoples Bancorp., Inc.	116,380	0.0
2,300		Peoples Financial Services Corp.	118,197	0.0
28,700		Pinnacle Financial Partners, Inc.	1,133,076	0.2
11,800		Piper Jaffray Cos.	610,886	0.1
116,500	@	Popular, Inc.	3,981,970	0.5
63,100		Potlatch Corp.	2,612,340	0.3
23,500	@	Preferred Bank/Los Angeles CA	555,540	0.1
14,800		PrivateBancorp, Inc.	430,088	0.1
158,975		ProAssurance Corp.	7,058,490	0.9
4,500		Prosperity Bancshares, Inc.	281,700	0.0
10,600		PS Business Parks, Inc.	884,994	0.1
48,800		RAIT Financial Trust	403,576	0.1
8,600		Ramco-Gershenson Properties	142,932	0.0
65,756		Realogy Holdings Corp.	2,479,659	0.3
59,800		Redwood Trust, Inc.	1,164,306	0.2
10,391		Regional Management Corp.	160,749	0.0
283,243		RLJ Lodging Trust	8,182,890	1.0
10,900		Selective Insurance Group	269,448	0.0
16,900		Sierra Bancorp.	267,020	0.0
44,100		Southwest Bancorp., Inc.	752,346	0.1
5,900		Square 1 Financial, Inc.	112,159	0.0
4,500		Stewart Information Services Corp.	139,545	0.0
92,400	@	Strategic Hotel Capital, Inc.	1,082,004	0.1
4,400		Sun Communities, Inc.	219,296	0.0
106,000		Sunstone Hotel Investors, Inc.	1,582,580	0.2
40,900		Susquehanna Bancshares, Inc.	431,904	0.1
4,600	@	SVB Financial Group	536,452	0.1
19,500		Symetra Financial Corp.	443,430	0.1
10,600		Texas Capital Bancshares, Inc.	571,870	0.1
48,100		The Geo Group, Inc.	1,718,613	0.2
30,300		Tristate Capital Holdings, Inc.	428,139	0.1
210,932		Umpqua Holdings Corp.	3,779,901	0.5
11,900		United Fire Group, Inc.	348,908	0.1
3,608		Validus Holdings Ltd.	137,970	0.0
25,400		Walker & Dunlop, Inc.	358,394	0.1
5,300		Washington Federal, Inc.	118,879	0.0
8,100		WesBanco, Inc.	251,424	0.0
12,700		West BanCorp., Inc.	193,421	0.0
147,573		Western Alliance Bancorp.	3,512,237	0.5
197,600		Wilshire Bancorp., Inc.	2,029,352	0.3
5,900	@	Yadkin Financial Corporation	111,156	0.0
			165,812,396	21.1

		Health Care: 10.5%
16,000	L	Acceleron Pharma, Inc.	543,520	0.1
4,400		Achaogen, Inc.	61,424	0.0
3,500	L	Adamas Pharmaceuticals, Inc.	63,980	0.0
17,600		Adeptus Health, Inc.	446,512	0.1
2,000	L	Agios Pharmaceuticals, Inc.	91,640	0.0
13,900		Alnylam Pharmaceuticals, Inc.	878,063	0.1
47,400		Amphastar Pharmaceuticals, Inc.	474,474	0.1
39,823	@	Amsurg Corp.	1,814,734	0.2
6,000	L	Applied Genetic Technologies Corp./DE	138,600	0.0
19,000	L	Ardelyx, Inc.	303,430	0.0
106,500		Ariad Pharmaceuticals, Inc.	678,405	0.1

See Accompanying Notes to Financial Statements

48

VY JPMorgan Small Cap Core Equity Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2014 (Unaudited) (continued)

36,857		Auspex Pharmaceuticals, Inc.	820,805	0.1
10,900		BioTelemetry, Inc.	78,153	0.0
21,600	L	Cara Therapeutics, Inc.	367,632	0.1
9,600	L	Castlight Health, Inc.	145,920	0.0
30,700	L	Celladon Corp.	491,814	0.1
98,600	@	Celldex Therapeutics, Inc.	1,609,152	0.2
61,944	@	Centene Corp.	4,683,586	0.6
25,801		Cerulean Pharma, Inc.	149,646	0.0
214,600		Cross Country Healthcare, Inc.	1,399,192	0.2
45,000	L	Dicerna Pharmaceuticals, Inc.	1,015,650	0.1
10,800	L	Egalet Corp.	141,696	0.0
18,700	L	Eleven Biotherapeutics, Inc.	246,466	0.0
19,500		Flexion Therapeutics, Inc.	262,860	0.0
9,600		Furiex Pharmaceuticals, Inc.	1,019,328	0.1
82,100		Greatbatch, Inc.	4,027,826	0.5
94,556	@	Hanger Orthopedic Group, Inc.	2,973,786	0.4
80,081		Healthsouth Corp.	2,872,506	0.4
56,751	@	Idexx Laboratories, Inc.	7,580,231	1.0
44,500		Impax Laboratories, Inc.	1,334,555	0.2
17,600		Imprivata, Inc.	288,288	0.0
9,200	L	Inogen, Inc.	207,552	0.0
40,600		Insulet Corp.	1,610,602	0.2
1,700		Intercept Pharmaceuticals, Inc.	402,271	0.1
15,400		InterMune, Inc.	679,910	0.1
16,000	L	Isis Pharmaceuticals, Inc.	551,200	0.1
13,900		Jazz Pharmaceuticals PLC	2,043,439	0.3
13,500		K2M Group Holdings, Inc.	200,880	0.0
4,200	L	Karyopharm Therapeutics, Inc.	195,510	0.0
38,500	L	Kindred Biosciences, Inc.	717,640	0.1
34,600		Kindred Healthcare, Inc.	799,260	0.1
8,400	L	Kite Pharma, Inc.	242,928	0.0
26,800	@	Lannett Co., Inc.	1,329,816	0.2
11,700		MacroGenics, Inc.	254,241	0.0
54,412		Magellan Health Services, Inc.	3,386,603	0.4
38,100		Medicines Co.	1,107,186	0.2
51,800	@	Molina Healthcare, Inc.	2,311,834	0.3
33,759		MWI Veterinary Supply, Inc.	4,793,441	0.6
26,000		NPS Pharmaceuticals, Inc.	859,300	0.1
111,200		NuVasive, Inc.	3,955,384	0.5
120,271		Omnicell, Inc.	3,452,980	0.4
4,200	L	Ophthotech Corp.	177,702	0.0
31,400	@	Orthofix International NV	1,138,250	0.2
29,650		Owens & Minor, Inc.	1,007,507	0.1
17,600		Phibro Animal Health Corp.	386,320	0.1
14,000	@,L	PhotoMedex, Inc.	171,500	0.0
11,200	L	Questcor Pharmaceuticals, Inc.	1,035,888	0.1
19,600	@	RadNet, Inc.	129,948	0.0
24,200		Revance Therapeutics, Inc.	822,800	0.1
29,400		Select Medical Holdings Corp.	458,640	0.1
22,500	@	Synageva BioPharma Corp.	2,358,000	0.3
161,600	@,L	Threshold Pharmaceuticals, Inc.	639,936	0.1
32,200	L	TransEnterix, Inc.	162,288	0.0
37,200	L	Trevena, Inc.	210,180	0.0
18,800		TriVascular Technologies, Inc.	292,716	0.0
16,900	L	Ultragenyx Pharmaceutical, Inc.	758,641	0.1
39,562		WellCare Health Plans, Inc.	2,953,699	0.4
90,801		West Pharmaceutical Services, Inc.	3,829,986	0.5
7,900	L	Zafgen, Inc.	156,262	0.0
4,700	L	ZS Pharma, Inc.	135,125	0.0
			82,931,239	10.5

		Industrials: 15.2%
47,600		AAR Corp.	1,311,856	0.2
98,600		ABM Industries, Inc.	2,660,228	0.3
12,900		Acuity Brands, Inc.	1,783,425	0.2
33,300		Alaska Air Group, Inc.	3,165,165	0.4
11,600		Allegiant Travel Co.	1,366,132	0.2
92,282		Altra Holdings, Inc.	3,358,142	0.4
1,800		Amerco, Inc.	523,368	0.1
23,975		Applied Industrial Technologies, Inc.	1,216,252	0.2
50,100		ARC Document Solutions, Inc.	293,586	0.0
72,900		ArcBest Corp.	3,171,879	0.4
7,800		Argan, Inc.	290,862	0.0
11,925		Atlas Air Worldwide Holdings, Inc.	439,436	0.1
7,500	@	Avis Budget Group, Inc.	447,675	0.1
17,100		Barnes Group, Inc.	659,034	0.1
25,200		Barrett Business Services, Inc.	1,184,400	0.2
3,300	@	Beacon Roofing Supply, Inc.	109,296	0.0
37,800		Brady Corp.	1,129,086	0.1
22,300		Ceco Environmental Corp.	347,657	0.0
253,600	@	Cenveo, Inc.	940,856	0.1
14,300		Columbus McKinnon Corp.	386,815	0.0
158,813		Comfort Systems USA, Inc.	2,509,245	0.3
3,900		Curtiss-Wright Corp.	255,684	0.0
74,900		Deluxe Corp.	4,387,642	0.6
130,050		Douglas Dynamics, Inc.	2,291,481	0.3
32,400		EMCOR Group, Inc.	1,442,772	0.2
21,100		EnerSys	1,451,469	0.2
76,400		Engility Holdings, Inc.	2,923,064	0.4
16,300	@	Esterline Technologies Corp.	1,876,456	0.2
46,100		Federal Signal Corp.	675,365	0.1
56,783		Forward Air Corp.	2,717,066	0.3
101,530	@	Generac Holdings, Inc.	4,948,572	0.6
8,400	@	General Finance Corp.	79,800	0.0

See Accompanying Notes to Financial Statements

49

VY JPMorgan Small Cap Core Equity Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2014 (Unaudited) (continued)

27,425	@	Gibraltar Industries, Inc.	425,362	0.1
34,300		Global Brass & Copper Holdings, Inc.	579,670	0.1
71,100		Hawaiian Holdings, Inc.	974,781	0.1
10,600		Heidrick & Struggles International, Inc.	196,100	0.0
169,811		Herman Miller, Inc.	5,135,085	0.7
9,500		Hill International, Inc.	59,185	0.0
11,400		Hyster-Yale Materials Handling, Inc.	1,009,356	0.1
21,800		Kadant, Inc.	838,210	0.1
125,680		KAR Auction Services, Inc.	4,005,422	0.5
5,900		Kelly Services, Inc.	101,303	0.0
119,200		Kimball International, Inc.	1,993,024	0.3
172,780		Knight Transportation, Inc.	4,106,981	0.5
35,000		Knoll, Inc.	606,550	0.1
15,900		LB Foster Co.	860,508	0.1
3,904		LSI Industries, Inc.	31,154	0.0
600	@	Middleby Corp.	49,632	0.0
28,800		NN, Inc.	736,704	0.1
11,100		Park-Ohio Holdings Corp.	645,021	0.1
12,000		Paylocity Holding Corp.	259,560	0.0
177,555		Ply Gem Holdings, Inc.	1,793,305	0.2
64,300		Quality Distribution, Inc.	955,498	0.1
71,145		RBC Bearings, Inc.	4,556,837	0.6
56,103		Regal-Beloit Corp.	4,407,452	0.6
173,208		Rexnord Corp.	4,875,805	0.6
22,900		RPX Corp.	406,475	0.1
11,050	@	Saia, Inc.	485,426	0.1
41,000		Skywest, Inc.	501,020	0.1
2,800		Standex International Corp.	208,544	0.0
86,400		Steelcase, Inc.	1,307,232	0.2
45,100		Swift Transportation Co.	1,137,873	0.1
98,545		Toro Co.	6,267,462	0.8
28,200		Trimas Corp.	1,075,266	0.1
8,800		TriNet Group, Inc.	211,816	0.0
1,750		Triumph Group, Inc.	122,185	0.0
19,300	@	TrueBlue, Inc.	532,101	0.1
45,900	@	Tutor Perini Corp.	1,456,866	0.2
3,700		Unifirst Corp.	392,200	0.0
12,000		United Stationers, Inc.	497,640	0.1
7,800		Universal Truckload Services, Inc.	197,808	0.0
17,500		Viad Corp.	417,200	0.1
6,700		VSE Corp.	471,144	0.1
54,000	@	Wabash National Corp.	769,500	0.1
26,000		Wabtec Corp.	2,147,340	0.3
222,345		Waste Connections, Inc.	10,794,850	1.4
3,500		Watts Water Technologies, Inc.	216,055	0.0
17,700	@	Xerium Technologies, Inc.	247,092	0.0
			119,409,366	15.2

		Information Technology: 15.2%
59,823	@	Actuate Corp.	285,356	0.0
127,198		Advent Software, Inc.	4,142,839	0.5
33,600		Aerohive Networks, Inc.	276,192	0.0
22,700		Alpha & Omega Semiconductor Ltd.	210,429	0.0
8,300		Amber Road, Inc.	133,879	0.0
72,100		Amkor Technology, Inc.	806,078	0.1
49,190		Anixter International, Inc.	4,922,443	0.6
6,400	L	Arista Networks, Inc.	399,296	0.1
116,320		ARRIS Group, Inc.	3,783,890	0.5
5,140	@	Aspen Technology, Inc.	238,496	0.0
52,900		Audience, Inc.	632,684	0.1
37,700		Avid Technology, Inc.	278,980	0.0
98,643	@	Benchmark Electronics, Inc.	2,513,424	0.3
3,600		Borderfree, Inc.	59,652	0.0
20,400		Brooks Automation, Inc.	219,708	0.0
72,900		Carbonite, Inc.	872,613	0.1
64,100	L	Chegg, Inc.	451,264	0.1
6,200		Comverse, Inc.	165,416	0.0
150,195	@	CoreLogic, Inc.	4,559,920	0.6
43,300		Cornerstone OnDemand, Inc.	1,992,666	0.3
35,900		CSG Systems International	937,349	0.1
7,275	@	CUI Global, Inc.	61,110	0.0
24,900		Demandware, Inc.	1,727,313	0.2
3,700		Digital River, Inc.	57,091	0.0
7,000		EVERTEC, Inc.	169,680	0.0
81,700	@	Extreme Networks, Inc.	362,748	0.1
25,443		Factset Research Systems, Inc.	3,060,284	0.4
33,954		FEI Co.	3,080,646	0.4
7,300	L	FireEye, Inc.	296,015	0.0
41,900		First Solar, Inc.	2,977,414	0.4
20,300	L	Five9, Inc.	146,160	0.0
179,446		Freescale Semiconductor Holdings Ltd.	4,216,981	0.5
205,900		Global Cash Access, Inc.	1,832,510	0.2
11,600	L	GrubHub, Inc.	410,756	0.1
42,034		Hittite Microwave Corp.	3,276,550	0.4
69,500	@	iGate Corp.	2,529,105	0.3
71,351		Imperva, Inc.	1,867,969	0.2
41,400	@	Insight Enterprises, Inc.	1,272,636	0.2
44,300		Integrated Silicon Solution, Inc.	654,311	0.1
19,400		IntraLinks Holdings, Inc.	172,466	0.0
36,550	@	Lattice Semiconductor Corp.	301,537	0.0
7,400		Littelfuse, Inc.	687,830	0.1
21,000		Manhattan Associates, Inc.	723,030	0.1
27,927	@	Micros Systems, Inc.	1,896,243	0.3
31,800		MobileIron, Inc.	302,736	0.1
22,500	L	Model N, Inc.	248,625	0.0
117,412		Monotype Imaging Holdings, Inc.	3,307,496	0.4
13,400		Nanometrics, Inc.	244,550	0.0
15,845		NetSuite, Inc.	1,376,614	0.2
33,100	@	Newport Corp.	612,350	0.1
1,500	L	OPOWER, Inc.	28,275	0.0
28,200	L	Paycom Software, Inc.	411,438	0.1
152,200		Pegasystems, Inc.	3,214,464	0.4
32,900	@	Pericom Semiconductor Corp.	297,416	0.0
18,180	@	Photronics, Inc.	156,348	0.0
68,500	@	Polycom, Inc.	858,305	0.1
47,800		Proofpoint, Inc.	1,790,588	0.2
26,160	@	PTC, Inc.	1,015,008	0.1

See Accompanying Notes to Financial Statements

50

VY JPMorgan Small Cap Core Equity Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2014 (Unaudited) (continued)

125,400		Q2 Holdings, Inc.	1,788,204	0.2
60,900	@	QLogic Corp.	614,481	0.1
238,449	@	Rovi Corp.	5,713,238	0.7
10,300	L	Rubicon Project, Inc./The	132,252	0.0
201,900	@	Sanmina Corp.	4,599,282	0.6
5,300		Science Applications International Corp.	234,048	0.0
89,300	@	Silicon Image, Inc.	450,072	0.1
57,400		Skyworks Solutions, Inc.	2,695,504	0.4
79,600		Spansion, Inc.	1,677,172	0.2
21,377		Splunk, Inc.	1,182,789	0.2
149,700		SunEdison, Inc.	3,383,220	0.4
11,300		Super Micro Computer, Inc.	285,551	0.0
146,400	@	Take-Two Interactive Software, Inc.	3,255,936	0.4
185,700		TeleCommunication Systems, Inc.	610,953	0.1
54,000		TeleNav, Inc.	307,260	0.1
13,100	@	TIBCO Software, Inc.	264,227	0.0
96,500		Tivo, Inc.	1,245,815	0.2
228,000		Ultra Clean Holdings	2,063,400	0.3
100	@	Uni-Pixel, Inc.	804	0.0
118,020	@	Unisys Corp.	2,919,815	0.4
15,700		Varonis Systems, Inc.	455,457	0.1
20,568		VeriFone Holdings, Inc.	755,874	0.1
39,400		Verint Systems, Inc.	1,932,570	0.3
83,089		WebMD Health Corp.	4,013,199	0.5
28,600		Yelp, Inc.	2,193,048	0.3
8,200	L	Zendesk, Inc.	142,516	0.0
24,064	L	Zillow, Inc.	3,439,468	0.4
			119,883,327	15.2

		Materials: 5.4%
39,500		A Schulman, Inc.	1,528,650	0.2
96,512		Aptargroup, Inc.	6,467,269	0.8
37,400		Axiall Corp.	1,767,898	0.2
18,900		Boise Cascade Co.	541,296	0.1
39,900		Commercial Metals Co.	690,669	0.1
133,613	@	Crown Holdings, Inc.	6,648,583	0.9
2,700		FutureFuel Corp.	44,793	0.0
140,500		Graphic Packaging Holding Co.	1,643,850	0.2
18,600	@	Headwaters, Inc.	258,354	0.0
3,400		Innospec, Inc.	146,778	0.0
22,700		Koppers Holdings, Inc.	868,275	0.1
59,200		Kronos Worldwide, Inc.	927,664	0.1
26,500		Minerals Technologies, Inc.	1,737,870	0.2
41,700	@	Omnova Solutions, Inc.	379,053	0.1
20,700		Rock-Tenn Co.	2,185,713	0.3
20,950		Senomyx, Inc.	181,218	0.0
138,108		Silgan Holdings, Inc.	7,018,649	0.9
317,248		Taminco Corp.	7,379,188	0.9
44,350		Worthington Industries	1,908,824	0.3
			42,324,594	5.4

		Telecommunication Services: 0.5%
218,300		Inteliquent, Inc.	3,027,821	0.4
57,900	@	Premier Global Services, Inc.	772,965	0.1
			3,800,786	0.5

		Utilities: 3.0%
1,478		AGL Resources, Inc.	81,334	0.0
3,300		Chesapeake Utilities Corp.	235,389	0.0
114,600		Dynegy, Inc.	3,988,080	0.5
4,200		El Paso Electric Co.	168,882	0.0
12,100	L	Empire District Electric Co.	310,728	0.0
19,300		Idacorp, Inc.	1,116,119	0.2
11,400		Laclede Group, Inc.	553,470	0.1
10,200		MGE Energy, Inc.	403,002	0.1
19,450		New Jersey Resources Corp.	1,111,762	0.1
5,200		Northwest Natural Gas Co.	245,180	0.0
106,854		NorthWestern Corp.	5,576,710	0.7
242,820		Portland General Electric Co.	8,418,570	1.1
9,500		Southwest Gas Corp.	501,505	0.1
7,400		UNS Energy Corp.	447,034	0.1
6,800		Westar Energy, Inc.	259,692	0.0
6,000		WGL Holdings, Inc.	258,600	0.0
			23,676,057	3.0

		Total Common Stock
		(Cost $581,496,677)	771,497,744	98.0

PREFERRED STOCK: 0.1%
		Telecommunication Services: 0.1%
34,300	@	Intelsat SA	646,212	0.1

	Total Preferred Stock
	(Cost $635,494)		646,212	0.1

Principal Amount†			Value	Percentage of Net Assets
U.S. TREASURY OBLIGATIONS: 0.1%
		U.S. Treasury Bills: 0.1%
770,000	S	0.250%, due 11/30/14	770,571	0.1

	Total U.S. Treasury Obligations
	(Cost $770,358)		770,571	0.1

	Total Long-Term Investments
	(Cost $582,902,529)		772,914,527	98.2

SHORT-TERM INVESTMENTS: 4.2%
		Securities Lending Collateralcc(1): 2.2%
4,202,420		Cantor Fitzgerald, Repurchase Agreement dated 06/30/14, 0.13%, due 07/01/14 (Repurchase Amount $4,202,435, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.500%, Market Value plus accrued interest $4,286,468, due 07/15/14-04/20/64)	4,202,420	0.5

See Accompanying Notes to Financial Statements

51

VY JPMorgan Small Cap Core Equity Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2014 (Unaudited) (continued)

1,142,998	Credit Suisse Securities, Repurchase Agreement dated 06/30/14, 0.06%, due 07/01/14 (Repurchase Amount $1,143,000, collateralized by various U.S. Government Securities, 0.000%, Market Value plus accrued interest $1,165,868, due 08/15/14-11/15/43)	1,142,998	0.2
443,959	Daiwa Capital Markets, Repurchase Agreement dated 06/30/14, 0.12%, due 07/01/14 (Repurchase Amount $443,960, collateralized by various U.S. Government Securities, 0.000%-9.875%, Market Value plus accrued interest $452,838, due 07/03/14-05/15/44)	443,959	0.1
4,202,420	HSBC Securities USA, Repurchase Agreement dated 06/30/14, 0.07%, due 07/01/14 (Repurchase Amount $4,202,428, collateralized by various U.S. Government Securities, 0.000%-6.375%, Market Value plus accrued interest $4,286,481, due 07/10/14-08/15/42)	4,202,420	0.5
3,500,000	Millenium Fixed Income Ltd., Repurchase Agreement dated 06/30/14, 0.15%, due 07/01/14 (Repurchase Amount $3,500,014, collateralized by various U.S. Government Securities, 0.750%-6.125%, Market Value plus accrued interest $3,570,000, due 12/31/17-04/15/28)	3,500,000	0.4
4,202,420	Nomura Securities, Repurchase Agreement dated 06/30/14, 0.11%, due 07/01/14 (Repurchase Amount $4,202,433, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-8.875%, Market Value plus accrued interest $4,286,468, due 07/01/14-07/15/56)	4,202,420	0.5
		17,694,217	2.2

Shares		Value	Percentage of Net Assets
	Mutual Funds: 2.0%
15,559,559	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.030%††
	(Cost $15,559,559)	15,559,559	2.0

	Total Short-Term Investments
	(Cost $33,253,776)	33,253,776	4.2

	Total Investments in Securities (Cost $616,156,305)	$806,168,303	102.4
	Liabilities in Excess of Other Assets	(19,214,076)	(2.4)
	Net Assets	$786,954,227	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of June 30, 2014.
@	Non-income producing security

cc	Securities purchased with cash collateral for securities loaned.
S	All or a portion of this security has been identified by the Portfolio to cover future collateral requirements for applicable futures, options, swaps, foreign currency contracts and/or when-issued or delayed-delivery securities.
L	Loaned security, a portion or all of the security is on loan at June 30, 2014.
(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

Cost for federal income tax purposes is $618,602,934.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$206,065,112
Gross Unrealized Depreciation	(18,499,743)

Net Unrealized Appreciation	$187,565,369

See Accompanying Notes to Financial Statements

52

VY Templeton Global Growth Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2014 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.5%
		Brazil: 1.1%
439,143		Petroleo Brasileiro SA ADR	6,868,196	1.1

		Canada: 1.5%
915,900	L	Talisman Energy, Inc. - TSX	9,682,163	1.5

		China: 2.0%
165,500		China Mobile Ltd.	1,607,459	0.3
1,566,000		China Shenhua Energy Co., Ltd.	4,523,836	0.7
25,000		China Telecom Corp., Ltd. ADR	1,223,750	0.2
559,729	L	Dongfang Electrical Machinery Co., Ltd.	962,328	0.1
2,728,000		Kunlun Energy Co. Ltd.	4,497,278	0.7
			12,814,651	2.0

		Denmark: 0.6%
72,410	L	FLSmidth & Co. A/S	4,043,259	0.6

		France: 9.8%
85,240		Alstom	3,095,694	0.5
296,832		AXA S.A.	7,092,308	1.1
133,270	L	BNP Paribas	9,056,867	1.4
79,345		Cie Generale des Etablissements Michelin	9,473,971	1.5
495,180		Credit Agricole S.A.	6,991,379	1.1
91,550		Sanofi	9,730,810	1.5
165,330		Total S.A.	11,961,577	1.9
225,049		Vivendi	5,507,301	0.8
			62,909,907	9.8

		Germany: 6.1%
165,380	@	Commerzbank AG	2,592,018	0.4
477,140		Deutsche Lufthansa AG	10,242,793	1.6
66,820		Merck KGaA	5,794,412	0.9
44,440	@	Metro AG	1,933,961	0.3
33,920		Muenchener Rueckversicherungs AG	7,511,530	1.1
31,590		SAP AG	2,434,159	0.4
69,520		Siemens AG	9,179,014	1.4
			39,687,887	6.1

		India: 0.6%
76,440		ICICI Bank Ltd. ADR	3,814,356	0.6

		Israel: 1.7%
210,357		Teva Pharmaceutical Industries Ltd. ADR	11,026,914	1.7

		Italy: 2.8%
259,567		ENI S.p.A.	7,099,074	1.1
922,077		Intesa Sanpaolo S.p.A.	2,844,911	0.4
1,011,434		UniCredit SpA	8,456,978	1.3
			18,400,963	2.8

		Japan: 2.9%
381,500		Konica Minolta Holdings, Inc.	3,770,782	0.6
672,000		Mazda Motor Corp.	3,153,644	0.5
694,500	L	Nissan Motor Co., Ltd.	6,576,539	1.0
89,400		Toyota Motor Corp.	5,352,612	0.8
			18,853,577	2.9

		Netherlands: 4.8%
101,590		Akzo Nobel NV	7,617,142	1.2
98,643	L	Fugro NV	5,640,798	0.9
126,890		Koninklijke Philips NV	4,027,275	0.6
108,900	@	Qiagen NV	2,633,762	0.4
23,579		Randstad Holdings NV	1,278,198	0.2
159,697		Royal Dutch Shell PLC - Class B	6,940,413	1.1
314,262	L	TNT Express NV	2,843,229	0.4
			30,980,817	4.8

		Portugal: 1.3%
445,540		Galp Energia SGPS SA	8,166,578	1.3

		Russia: 2.3%
60,669	@	Lukoil OAO ADR	3,613,965	0.6
322,560		MMC Norilsk Nickel ADR	6,404,289	1.0
244,616		Mobile Telesystems OJSC ADR	4,828,720	0.7
			14,846,974	2.3

		Singapore: 2.6%
313,980		DBS Group Holdings Ltd.	4,222,935	0.7
403,240	@	Flextronics International Ltd.	4,463,867	0.7
2,532,000		Singapore Telecommunications Ltd.	7,825,641	1.2
			16,512,443	2.6

		South Korea: 4.4%
171,330		KB Financial Group, Inc.	5,954,041	0.9
19,689		POSCO	5,883,574	0.9
12,490		Samsung Electronics Co., Ltd.	16,311,310	2.6
			28,148,925	4.4

		Spain: 1.3%
482,017		Telefonica S.A.	8,275,200	1.3

		Sweden: 1.6%
414,521		Telefonaktiebolaget LM Ericsson	5,007,727	0.8
209,440		Getinge AB	5,484,274	0.8
			10,492,001	1.6

		Switzerland: 4.7%
292,740		Credit Suisse Group	8,325,373	1.3
50,040		Roche Holding AG - Genusschein	14,909,763	2.3
80,590		Swiss Re Ltd.	7,165,838	1.1
			30,400,974	4.7

		Taiwan: 0.2%
52,030		Taiwan Semiconductor Manufacturing Co., Ltd. ADR	1,112,922	0.2

See Accompanying Notes to Financial Statements

53

VY Templeton Global Growth Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2014 (Unaudited) (continued)

		Thailand: 0.2%
276,600		Bangkok Bank PCL	1,645,029	0.2

		Turkey: 1.2%
489,475	@	Turkcell Iletisim Hizmet AS ADR	7,635,810	1.2

		United Kingdom: 12.4%
989,906		Aviva PLC	8,636,669	1.3
530,620		BAE Systems PLC	3,930,141	0.6
787,340		BP PLC	6,933,220	1.1
374,121		CRH PLC - London	9,590,794	1.5
343,387		GlaxoSmithKline PLC	9,142,699	1.4
787,110		HSBC Holdings PLC	8,004,681	1.2
874,520	@	International Consolidated Airlines Group SA	5,545,009	0.9
1,264,217		Kingfisher PLC	7,760,861	1.2
208,360	@	Noble Corp. PLC	6,992,562	1.1
722,663	L	Serco Group PLC	4,520,354	0.7
1,051,247		Tesco PLC	5,109,229	0.8
1,105,225		Vodafone Group PLC	3,693,952	0.6
			79,860,171	12.4

		United States: 32.4%
174,580		American International Group, Inc.	9,528,576	1.5
80,890		Amgen, Inc.	9,574,949	1.5
110,000		Baker Hughes, Inc.	8,189,500	1.3
106,911		Best Buy Co., Inc.	3,315,310	0.5
90,500		Brocade Communications Systems, Inc.	832,600	0.1
28,050		Chevron Corp.	3,661,928	0.6
331,040		Cisco Systems, Inc.	8,226,344	1.3
236,140		Citigroup, Inc.	11,122,194	1.7
216,460		Comcast Corp. – Class A	11,619,573	1.8
95,865		CVS Caremark Corp.	7,225,345	1.1
46,200		FedEx Corp.	6,993,756	1.1
70,180	@	Forest Laboratories, Inc.	6,947,820	1.1
69,117		Halliburton Co.	4,907,998	0.7
294,440		Hewlett-Packard Co.	9,916,739	1.5
120,000		JPMorgan Chase & Co.	6,914,400	1.1
144,030		Medtronic, Inc.	9,183,353	1.4
178,530		Merck & Co., Inc.	10,327,961	1.6
356,620		Microsoft Corp.	14,871,054	2.3
255,230		Morgan Stanley	8,251,586	1.3
195,600	@	Navistar International Corp.	7,331,088	1.1
94,190		News Corp - Class A	1,689,769	0.3
65,900		Oracle Corp.	2,670,927	0.4
369,580		Pfizer, Inc.	10,969,134	1.7
139,870		SunTrust Bank	5,603,192	0.9
62,540		Target Corp.	3,624,193	0.6
194,240		Twenty-First Century Fox, Inc. Class A	6,827,536	1.0
60,870		United Parcel Service, Inc. - Class B	6,248,914	1.0
53,290		Verizon Communications, Inc. - VZC	2,606,563	0.4
36,900		Viacom - Class B	3,200,337	0.5
75,230	Walt Disney Co.	6,450,220	1.0
		208,832,859	32.4

	Total Common Stock
	(Cost $500,658,449)	635,012,576	98.5

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.5%
	Securities Lending Collateralcc(1): 2.5%
1,560,573	Cantor Fitzgerald, Repurchase Agreement dated 06/30/14, 0.13%, due 07/01/14 (Repurchase Amount $1,560,579, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.500%, Market Value plus accrued interest $1,591,784, due 07/15/14-04/20/64)	1,560,573	0.2
3,767,586	Daiwa Capital Markets, Repurchase Agreement dated 06/30/14, 0.14%, due 07/01/14 (Repurchase Amount $3,767,600, collateralized by various U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $3,842,938, due 01/01/17-03/01/48)	3,767,586	0.6
3,767,586	HSBC Securities USA, Repurchase Agreement dated 06/30/14, 0.07%, due 07/01/14 (Repurchase Amount $3,767,593, collateralized by various U.S. Government Securities, 0.000%-6.375%, Market Value plus accrued interest $3,842,949, due 07/10/14-08/15/42)	3,767,586	0.6
3,000,000	Millenium Fixed Income Ltd., Repurchase Agreement dated 06/30/14, 0.15%, due 07/01/14 (Repurchase Amount $3,000,012, collateralized by various U.S. Government Securities, 0.750%-6.125%, Market Value plus accrued interest $3,060,000, due 12/31/17-04/15/28)	3,000,000	0.5

See Accompanying Notes to Financial Statements

54

VY Templeton Global Growth Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2014 (Unaudited) (continued)

3,767,586	Nomura Securities, Repurchase Agreement dated 06/30/14, 0.11%, due 07/01/14 (Repurchase Amount $3,767,597, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-8.875%, Market Value plus accrued interest $3,842,938, due 07/01/14-07/15/56)	3,767,586	0.6
		15,863,331	2.5

	Total Short-Term Investments
	(Cost $15,863,331)	15,863,331	2.5

	Total Investments in Securities (Cost $516,521,780)	$650,875,907	101.0
	Liabilities in Excess of Other Assets	(6,154,953)	(1.0)
	Net Assets	$644,720,954	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
@	Non-income producing security

ADR	American Depositary Receipt
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at June 30, 2014.
(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

Cost for federal income tax purposes is $516,582,444.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$161,255,040
Gross Unrealized Depreciation	(26,961,577)

Net Unrealized Appreciation	$134,293,463

Sector Diversification	Percentage of Net Assets
Financials	20.6%
Health Care	16.3
Energy	15.7
Information Technology	10.9
Consumer Discretionary	10.7
Industrials	10.2
Telecommunication Services	6.7
Materials	5.2
Consumer Staples	2.2
Short-Term Investments	2.5
Liabilities in Excess of Other Assets	(1.0)
Net Assets	100.0%

See Accompanying Notes to Financial Statements

55

VY BlackRock Inflation Protected Bond Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2014 (Unaudited)

Principal Amount†				Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: 0.0%
	82,452		GMAC Commercial Mortgage Securities, Inc., 4.547%, 12/10/41	82,488	0.0

			Total Collateralized Mortgage Obligations
			(Cost $79,067)	82,488	0.0

U.S. GOVERNMENT AGENCY OBLIGATIONS: 19.8%
			Federal Home Loan Mortgage Corporation: 10.0%##
	76,745,228		4.000%, due 06/01/44	81,437,125	10.0

			Federal National Mortgage Association: 9.8%##
	14,883,004		4.000%, due 06/01/44	15,821,806	1.9
	60,595,856		4.000%, due 07/01/44	64,418,169	7.9
				80,239,975	9.8

			Total U.S. Government Agency Obligations
			(Cost $161,181,152)	161,677,100	19.8

U.S. TREASURY OBLIGATIONS: 52.9%
			Treasury Inflation Indexed Protected Securities: 52.9%
	17,399,448		0.125%, due 04/15/16	17,863,665	2.2
	12,803,718		0.125%, due 04/15/17	13,248,353	1.6
	21,998,477		0.125%, due 04/15/18	22,727,176	2.8
	16,956,930		0.125%, due 04/15/19	17,459,669	2.1
	18,955,731		0.125%, due 01/15/22	19,083,834	2.3
	14,582,222		0.125%, due 07/15/22	14,679,062	1.8
	23,184,277		0.125%, due 01/15/23	23,102,761	2.8
	15,545,515		0.375%, due 07/15/23	15,843,071	2.0
	250,237		0.625%, due 07/15/21	263,610	0.0
	23,032,384		0.625%, due 01/15/24	23,857,404	2.9
	5,939,424		0.625%, due 02/15/43	5,384,694	0.7
	18,197,539		0.750%, due 02/15/42	17,102,138	2.1
	27,559,763		1.125%, due 01/15/21	29,858,192	3.7
	14,131,780		1.250%, due 07/15/20	15,491,413	1.9
	5,300,659		1.375%, due 01/15/20	5,814,987	0.7
	4,192,065		1.375%, due 02/15/44	4,602,431	0.6
	30,405,766		1.750%, due 01/15/28	34,990,378	4.3
	6,270,863		2.000%, due 01/15/26	7,385,163	0.9
	4,070,739		2.125%, due 02/15/40	5,171,748	0.6
	13,061,965		2.125%, due 02/15/41	16,722,371	2.1
	24,143,438		2.375%, due 01/15/25	29,247,506	3.6
	20,704,315		2.375%, due 01/15/27	25,396,762	3.1
	13,570,284		2.500%, due 07/15/16	14,732,240	1.8
	7,668,669		2.500%, due 01/15/29	9,668,512	1.2
	3,265,591		3.375%, due 04/15/32	4,712,146	0.6
	13,521,636		3.625%, due 04/15/28	18,984,161	2.3
	12,190,071	S	3.875%, due 04/15/29	17,809,889	2.2

			Total U.S. Treasury Obligations
			(Cost $431,252,146)	431,203,336	52.9

FOREIGN GOVERNMENT BONDS: 19.4%
AUD	5,680,000		Australia Government Bond, 1.250%, 02/21/22	5,778,271	0.7

EUR	3,644,591	Bundesrepublik Deutschland Bundesobligation Inflation Linked Bond, 0.750%, 04/15/18	5,256,561	0.7
EUR	35,675,000	Bundesschatzanweisungen, 0.250%, 06/10/16	49,061,552	6.0
EUR	29,955,322	Deutsche Bundesrepublik Inflation Linked Bond, 1.500%, 04/15/16	42,221,458	5.2
EUR	32,700,000	France Government Bond OAT, 0.250%, 11/25/16	44,917,164	5.5
EUR	605,900	Hellenic Republic Government Bond, 10/15/42	11,864	0.0
EUR	5,393,936	Italy Buoni Poliennali Del Tesoro, 2.100%, 09/15/16	7,700,824	0.9
NZD	3,725,588	New Zealand Government Bond, 3.000%, 09/20/30	3,395,447	0.4

		Total Foreign Government Bonds
		(Cost $156,517,932)	158,343,141	19.4
# of Contracts			Value	Percentage of Net Assets
PURCHASED OPTIONS: 0.3%
		Exchange-Traded Options: 0.0%
884	@	Eurodollar 2-Year Mid-Curve Option, Strike @ 97.750, Exp. 09/12/14	38,675	0.0
236	@	U.S. Treasury 10-Year Note, Strike @ 122.000, Exp. 07/25/14	3,688	0.0
236	@	U.S. Treasury 10-Year Note, Strike @ 124.000, Exp. 07/25/14	40,564	0.0
			82,927	0.0

		Options on Inflation Floors: 0.0%
8,810,000	@	Inflation Rate Floor on Eurostat Eurozone HICP Ex Tobacco NSA (CPTFEMU), Portfolio receives maximum of 0% minus CPTFEMU., Exp. 11/19/15 Counterparty: Barclays Bank PLC	5,768	0.0

		OTC Interest Rate Swaptions: 0.3%
31,400,000	@	Receive a fixed rate equal to 1.650% and pay a floating rate equal to the 3-month USD-LIBOR-BBA, Exp. 09/05/14 Counterparty: Deutsche Bank AG	63,985	0.0
37,500,000	@	Receive a fixed rate equal to 1.660% and pay a floating rate equal to the 3-month USD-LIBOR-BBA, Exp. 01/07/15 Counterparty: Deutsche Bank AG	413,372	0.1

See Accompanying Notes to Financial Statements

1

VY BlackRock Inflation Protected Bond Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2014 (Unaudited) (continued)

6,440,000	@	Receive a fixed rate equal to 3.350% and pay a floating rate equal to the 3-month USD-LIBOR-BBA, Exp. 05/15/17 Counterparty: Barclays Bank PLC	364,510	0.0
31,400,000	@	Receive a floating rate equal to 2.038% and pay a fixed rate equal to the 3-month USD-LIBOR-BBA, Exp. 07/03/14 Counterparty: Deutsche Bank AG	–	–
37,500,000	@	Receive a floating rate equal to the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.660%, Exp. 01/07/15 Counterparty: Deutsche Bank AG	97,120	0.0
6,440,000	@	Receive a floating rate equal to the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 4.350%, Exp. 05/15/17 Counterparty: Barclays Bank PLC	259,938	0.0
10,100,000	@	Receive a floating rate equal to the 6-month EUR-EURIBOR and pay a fixed rate equal to 2.500%, Exp. 06/08/22 Counterparty: Deutsche Bank AG	1,568,153	0.2
			2,767,078	0.3

		Total Purchased Options
		(Cost $3,476,266)	2,855,773	0.3

		Total Long-Term Investments
		(Cost $752,506,563)	754,161,838	92.4

Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 7.3%
	Mutual Funds: 7.3%
27,200,546	BlackRock Liquidity Funds, TempFund, Institutional Class	27,200,546	3.3
32,269,896	Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	32,269,896	4.0

	Total Short-Term Investments
	(Cost $59,470,442)	59,470,442	7.3

	Total Investments in Securities (Cost $811,977,005)	$813,632,280	99.7
	Assets in Excess of Other Liabilities	2,131,381	0.3
	Net Assets	$815,763,661	100.0
†	Unless otherwise indicated, principal amount is shown in USD.
##	The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
@	Non-income producing security

S	All or a portion of this security has been identified by the Portfolio to cover future collateral requirements for applicable futures, options, swaps, foreign currency contracts and/or when-issued or delayed-delivery securities.

AUD	Australian Dollar
EUR	EU Euro
NZD	New Zealand Dollar

Cost for federal income tax purposes is $812,391,954.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$9,287,733
Gross Unrealized Depreciation	(8,047,407)

Net Unrealized Appreciation	$1,240,326

See Accompanying Notes to Financial Statements

2

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-end Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-end Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-end Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The Board has a Nominating Committee for the purpose of considering and presenting to the Board candidates it proposes for nomination to fill Independent Trustee vacancies on the Board. The Committee currently consists of all Independent Trustees of the Board. (6 individuals). The Nominating Committee operates pursuant to a Charter approved by the Board. The primary purpose of the Nominating Committee is to consider and present to the Board the candidates it proposes for nomination to fill vacancies on the Board. In evaluating candidates, the Nominating Committee may consider a variety of factors, but it has not at this time set any specific minimum qualifications that must be met. Specific qualifications of candidates for Board membership will be based on the needs of the Board at the time of nomination.

The Nominating Committee is willing to consider nominations received from shareholders and shall assess shareholder nominees in the same manner as it reviews its own nominees. A shareholder nominee for director should be submitted in writing to the Fund’s Secretary. Any such shareholder nomination should include at a minimum the following information as to each individual proposed for nomination as trustee: such individual’s written consent to be named in the proxy statement as a nominee (if nominated) and to serve as a trustee (if elected), and all information relating to such individual that is required to be disclosed in the solicitation of proxies for election of trustees, or is otherwise required, in each case under applicable federal securities laws, rules and regulations.

The secretary shall submit all nominations received in a timely manner to the Nominating Committee. To be timely, any such submission must be delivered to the Fund’s Secretary not earlier than the 90th day prior to such meeting and not later than the close of business on the later of the 60th day prior to such meeting or the 10th day following the day on which public announcement of the date of the meeting is first made, by either disclosure in a press release or in a document publicly filed by the Fund with the Securities and Exchange Commission.

Item 11. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-CSR are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-CSR and the officer certifications of such Form N-CSR.

(b)	There were no significant changes in the registrant’s internal controls that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a) (1)	The Code of Ethics is not required for the semi-annual filing.

(a) (2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

(a) (3)	Not required for semi-annual filing.

(b)	The officer certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Voya Investors Trust

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	September 3, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	September 3, 2014

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	September 3, 2014